UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2026

Date of reporting period:	06/30/2026

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Focused Equity Fund
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$46	0.92%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$125.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	6.3%
Eli Lilly & Co.	5.7%
Microsoft Corp.	4.9%
Mastercard, Inc. Class A	4.3%
Texas Instruments, Inc.	3.9%
KLA Corp.	3.6%
Visa, Inc. Class A	3.4%
Linde PLC (LIN US)	3.4%
Home Depot, Inc.	3.2%
Wells Fargo & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	26.4%
Financials	23.8%
Health Care	15.4%
Consumer Discretionary	10.4%
Industrials	8.4%
Consumer Staples	5.6%
Materials	3.4%
Communication Services	2.4%
Energy	1.6%
Utilities	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFS8

MML Focused Equity Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$58	1.17%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$125.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	6.3%
Eli Lilly & Co.	5.7%
Microsoft Corp.	4.9%
Mastercard, Inc. Class A	4.3%
Texas Instruments, Inc.	3.9%
KLA Corp.	3.6%
Visa, Inc. Class A	3.4%
Linde PLC (LIN US)	3.4%
Home Depot, Inc.	3.2%
Wells Fargo & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	26.4%
Financials	23.8%
Health Care	15.4%
Consumer Discretionary	10.4%
Industrials	8.4%
Consumer Staples	5.6%
Materials	3.4%
Communication Services	2.4%
Energy	1.6%
Utilities	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFSG

MML Foreign Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$49	0.94%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$179.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Societe Generale SA	2.3%
ORIX Corp.	2.2%
Veolia Environnement SA	2.1%
Roche Holding AG	2.0%
Panasonic Holdings Corp.	2.0%
Infineon Technologies AG	1.9%
Lloyds Banking Group PLC	1.9%

Sectors (% of Total Investments)
Financials	27.5%
Information Technology	14.3%
Industrials	13.3%
Consumer Discretionary	10.1%
Health Care	9.9%
Consumer Staples	7.5%
Energy	6.4%
Materials	5.3%
Communication Services	2.1%
Utilities	2.1%
Real Estate	0.8%

Largest Countries (% of Total Investments)
Japan	21.1%
United Kingdom	12.9%
Germany	12.0%
France	11.4%
United States	7.5%
Netherlands	5.6%
Australia	4.0%
Switzerland	3.3%
Ireland	3.0%
Republic of Korea	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIQF

MML Foreign Fund
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$63	1.19%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$179.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Societe Generale SA	2.3%
ORIX Corp.	2.2%
Veolia Environnement SA	2.1%
Roche Holding AG	2.0%
Panasonic Holdings Corp.	2.0%
Infineon Technologies AG	1.9%
Lloyds Banking Group PLC	1.9%

Sectors (% of Total Investments)
Financials	27.5%
Information Technology	14.3%
Industrials	13.3%
Consumer Discretionary	10.1%
Health Care	9.9%
Consumer Staples	7.5%
Energy	6.4%
Materials	5.3%
Communication Services	2.1%
Utilities	2.1%
Real Estate	0.8%

Largest Countries (% of Total Investments)
Japan	21.1%
United Kingdom	12.9%
Germany	12.0%
France	11.4%
United States	7.5%
Netherlands	5.6%
Australia	4.0%
Switzerland	3.3%
Ireland	3.0%
Republic of Korea	2.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIQG

MML Income & Growth Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$38	0.73%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	3.1%
Merck & Co., Inc.	3.1%
Pinnacle West Capital Corp.	2.4%
UnitedHealth Group, Inc.	2.2%
Air Products & Chemicals, Inc.	2.2%
Xcel Energy, Inc.	2.1%
Johnson Controls International PLC	2.1%
Entergy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Prologis, Inc.	2.0%

Sectors (% of Total Investments)
Financials	17.1%
Information Technology	14.4%
Health Care	12.4%
Utilities	10.3%
Industrials	8.8%
Energy	8.5%
Consumer Staples	7.0%
Materials	6.9%
Real Estate	6.5%
Communication Services	3.9%
Consumer Discretionary	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYEKF

MML Income & Growth Fund
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$51	0.98%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	3.1%
Merck & Co., Inc.	3.1%
Pinnacle West Capital Corp.	2.4%
UnitedHealth Group, Inc.	2.2%
Air Products & Chemicals, Inc.	2.2%
Xcel Energy, Inc.	2.1%
Johnson Controls International PLC	2.1%
Entergy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Prologis, Inc.	2.0%

Sectors (% of Total Investments)
Financials	17.1%
Information Technology	14.4%
Health Care	12.4%
Utilities	10.3%
Industrials	8.8%
Energy	8.5%
Consumer Staples	7.0%
Materials	6.9%
Real Estate	6.5%
Communication Services	3.9%
Consumer Discretionary	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYEKG

MML Small/Mid Cap Value Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$45	0.83%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$131.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
U.S. Foods Holding Corp.	1.7%
Hanover Insurance Group, Inc.	1.6%
Reliance, Inc.	1.6%
BorgWarner, Inc.	1.6%
Regal Rexnord Corp.	1.5%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Everest Group Ltd.	1.4%
Tenet Healthcare Corp.	1.4%

Sectors (% of Total Investments)
Industrials	23.1%
Financials	16.3%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDEF

MML Small/Mid Cap Value Fund
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$59	1.08%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$131.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
U.S. Foods Holding Corp.	1.7%
Hanover Insurance Group, Inc.	1.6%
Reliance, Inc.	1.6%
BorgWarner, Inc.	1.6%
Regal Rexnord Corp.	1.5%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Everest Group Ltd.	1.4%
Tenet Healthcare Corp.	1.4%

Sectors (% of Total Investments)
Industrials	23.1%
Financials	16.3%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDEG

MML Sustainable Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$29	0.57%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	107
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Alphabet, Inc. Class A	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.6%
NextEra Energy, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	38.0%
Financials	12.2%
Industrials	10.3%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.9%
Consumer Staples	3.2%
Real Estate	2.7%
Energy	2.3%
Materials	2.1%
Utilities	1.6%
Equity Funds	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJRF

MML Sustainable Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$42	0.82%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	107
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Alphabet, Inc. Class A	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.6%
NextEra Energy, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	38.0%
Financials	12.2%
Industrials	10.3%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.9%
Consumer Staples	3.2%
Real Estate	2.7%
Energy	2.3%
Materials	2.1%
Utilities	1.6%
Equity Funds	0.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJRG

MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$9	0.17%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.5%
Fixed Income Funds	9.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDSF

MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$21	0.42%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.5%
Fixed Income Funds	9.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDSG

MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$47	0.90%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$239.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%

Sectors (% of Total Investments)
Financials	17.1%
Industrials	16.1%
Health Care	14.9%
Utilities	9.7%
Information Technology	9.2%
Real Estate	7.9%
Energy	7.0%
Consumer Staples	6.0%
Consumer Discretionary	4.3%
Materials	4.3%
Communication Services	0.5%
MM202912-309532	PAGE 1	TSR-SAR-ITIMF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309532	PAGE 2	TSR-SAR-ITIMF

MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$60	1.15%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$239.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%

Sectors (% of Total Investments)
Financials	17.1%
Industrials	16.1%
Health Care	14.9%
Utilities	9.7%
Information Technology	9.2%
Real Estate	7.9%
Energy	7.0%
Consumer Staples	6.0%
Consumer Discretionary	4.3%
Materials	4.3%
Communication Services	0.5%
MM202912-309532	PAGE 1	TSR-SAR-ITIMG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309532	PAGE 2	TSR-SAR-ITIMG

MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$54	0.99%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$58.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.7%
Old National Bancorp	2.4%
EVERTEC, Inc.	2.4%
Home BancShares, Inc.	2.1%
UMB Financial Corp.	2.1%
Edgewell Personal Care Co.	2.1%
Columbia Banking System, Inc.	1.9%
Euronet Worldwide, Inc.	1.9%
Axis Capital Holdings Ltd.	1.9%
Entravision Communications Corp. Class A	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Industrials	14.2%
Consumer Discretionary	10.6%
Energy	9.5%
Information Technology	8.9%
Materials	5.3%
Real Estate	5.2%
Consumer Staples	4.8%
Health Care	3.6%
Communication Services	3.1%
MM202912-309532	PAGE 1	TSR-SAR-ITJY8

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309532	PAGE 2	TSR-SAR-ITJY8

MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$68	1.24%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$58.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.7%
Old National Bancorp	2.4%
EVERTEC, Inc.	2.4%
Home BancShares, Inc.	2.1%
UMB Financial Corp.	2.1%
Edgewell Personal Care Co.	2.1%
Columbia Banking System, Inc.	1.9%
Euronet Worldwide, Inc.	1.9%
Axis Capital Holdings Ltd.	1.9%
Entravision Communications Corp. Class A	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Industrials	14.2%
Consumer Discretionary	10.6%
Energy	9.5%
Information Technology	8.9%
Materials	5.3%
Real Estate	5.2%
Consumer Staples	4.8%
Health Care	3.6%
Communication Services	3.1%
MM202912-309532	PAGE 1	TSR-SAR-ITJYG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309532	PAGE 2	TSR-SAR-ITJYG

MML VIP American Funds 65/35 Allocation Fund (formerly known as MML American Funds Core Allocation Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Funds 65/35 Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$38	0.73%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$551.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	5
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	66.4%
Fixed Income Funds	33.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM4A

MML VIP American Funds 80/20 Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Funds 80/20 Allocation Fund (the “Fund”) for the period of April 24, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Service Class I	$16	0.82%
*	Annualized
1	Expenses shown are for the period from the commencement of the Fund’s investment operations, April 24, 2026, to June 30, 2026. Expenses for a full reporting period would have been higher.
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$27.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	5
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	81.1%
Fixed Income Funds	18.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIMBA

MML VIP American Funds Growth Fund (formerly known as MML American Funds Growth Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP American Funds Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Service Class I	$52	1.02%
*	Annualized
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$374.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM2A

MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Balanced Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$7	0.14%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$259.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.5%
Fixed Income Funds	48.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDPF

MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Balanced Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$20	0.39%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$259.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.5%
Fixed Income Funds	48.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDPG

MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.43%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
MM202912-309532	PAGE 1	TSR-SAR-ITI97

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 2	TSR-SAR-ITI97

MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$15	0.28%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
MM202912-309532	PAGE 1	TSR-SAR-ITI98

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 2	TSR-SAR-ITI98

MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class III
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class III	$7	0.13%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
MM202912-309532	PAGE 1	TSR-SAR-ITI99

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 2	TSR-SAR-ITI99

MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$35	0.68%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
MM202912-309532	PAGE 1	TSR-SAR-ITI9G

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†  iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 2	TSR-SAR-ITI9G

MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Conservative Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$8	0.15%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$194.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.6%
Equity Funds	41.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDOF

MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Conservative Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$20	0.40%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$194.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.6%
Equity Funds	41.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDOG

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$31	0.63%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$356.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,082
Portfolio Turnover Rate	81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	38.3%
Corporate Debt	30.2%
U.S. Government Agency Obligations and Instrumentalities	15.8%
Non-U.S. Government Agency Obligations	13.4%
Bank Loans	1.0%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.3%
Preferred Stock	0.1%
Common Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†Fidelity Institutional AM is a registered service mark of  FMR LLC. Used with permission.
MM202912-309532	PAGE 1	TSR-SAR-IYFIF

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund†  (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$44	0.88%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$356.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,082
Portfolio Turnover Rate	81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	38.3%
Corporate Debt	30.2%
U.S. Government Agency Obligations and Instrumentalities	15.8%
Non-U.S. Government Agency Obligations	13.4%
Bank Loans	1.0%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.3%
Preferred Stock	0.1%
Common Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

†Fidelity Institutional AM is a registered service mark of  FMR LLC. Used with permission.
MM202912-309532	PAGE 1	TSR-SAR-IYFIG

MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Growth Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$7	0.13%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$881.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.4%
Fixed Income Funds	23.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDRF

MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Growth Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$19	0.38%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$881.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.4%
Fixed Income Funds	23.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDRG

MML VIP Invesco Global Fund (formerly known as MML Global Fund)
Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.78%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$668.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.4%
Lam Research Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	4.4%
Marvell Technology, Inc.	4.4%
Broadcom, Inc.	4.1%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	3.4%
Amazon.com, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	16.5%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.7%
Industrials	3.0%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	70.0%
Taiwan	7.6%
Netherlands	3.2%
France	2.4%
Switzerland	2.3%
Japan	2.1%
Canada	2.1%
India	1.9%
Germany	1.8%
Republic of Korea	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJK7

MML VIP Invesco Global Fund (formerly known as MML Global Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$40	0.78%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$668.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.4%
Lam Research Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	4.4%
Marvell Technology, Inc.	4.4%
Broadcom, Inc.	4.1%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	3.4%
Amazon.com, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	16.5%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.7%
Industrials	3.0%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	70.0%
Taiwan	7.6%
Netherlands	3.2%
France	2.4%
Switzerland	2.3%
Japan	2.1%
Canada	2.1%
India	1.9%
Germany	1.8%
Republic of Korea	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJK8

MML VIP Invesco Global Fund (formerly known as MML Global Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$53	1.03%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$668.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.4%
Lam Research Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	4.4%
Marvell Technology, Inc.	4.4%
Broadcom, Inc.	4.1%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	3.4%
Amazon.com, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	16.5%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.7%
Industrials	3.0%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	70.0%
Taiwan	7.6%
Netherlands	3.2%
France	2.4%
Switzerland	2.3%
Japan	2.1%
Canada	2.1%
India	1.9%
Germany	1.8%
Republic of Korea	1.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJKG

MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Main Street Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$40	0.78%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Alphabet, Inc. Class A	7.0%
Apple, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
JP Morgan Chase & Co.	3.3%
Applied Materials, Inc.	2.7%
Meta Platforms, Inc. Class A	2.6%
Philip Morris International, Inc.	2.6%

Sectors (% of Total Investments)
Information Technology	34.8%
Financials	11.8%
Health Care	11.3%
Communication Services	10.5%
Consumer Discretionary	8.8%
Industrials	6.8%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.7%
Materials	2.5%
Real Estate	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFU8

MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Invesco Main Street Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$53	1.03%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Alphabet, Inc. Class A	7.0%
Apple, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
JP Morgan Chase & Co.	3.3%
Applied Materials, Inc.	2.7%
Meta Platforms, Inc. Class A	2.6%
Philip Morris International, Inc.	2.6%

Sectors (% of Total Investments)
Information Technology	34.8%
Financials	11.8%
Health Care	11.3%
Communication Services	10.5%
Consumer Discretionary	8.8%
Industrials	6.8%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.7%
Materials	2.5%
Real Estate	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFUG

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$39	0.76%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$335.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	175
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc. Class C	2.4%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.1%
Tesla, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	37.7%
Financials	12.1%
Consumer Discretionary	10.7%
Communication Services	9.6%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	3.5%
Energy	2.9%
Utilities	2.2%
Materials	1.9%
Real Estate	1.7%
MM202912-309532	PAGE 1	TSR-SAR-ITIAF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 2	TSR-SAR-ITIAF

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.06%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$335.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	175
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc. Class C	2.4%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.1%
Tesla, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	37.7%
Financials	12.1%
Consumer Discretionary	10.7%
Communication Services	9.6%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	3.5%
Energy	2.9%
Utilities	2.2%
Materials	1.9%
Real Estate	1.7%
MM202912-309532	PAGE 1	TSR-SAR-ITIAG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 2	TSR-SAR-ITIAG

MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$34	0.70%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$187.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	35
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.6%
Alphabet, Inc. Class A	10.6%
Tesla, Inc.	8.4%
Meta Platforms, Inc. Class A	6.4%
Amazon.com, Inc.	6.3%
Visa, Inc. Class A	4.9%
Boeing Co.	4.8%
Microsoft Corp.	4.5%
Netflix, Inc.	4.2%
Oracle Corp.	3.7%

Sectors (% of Total Investments)
Information Technology	27.0%
Communication Services	23.3%
Consumer Discretionary	17.7%
Health Care	11.4%
Industrials	7.5%
Financials	7.3%
Consumer Staples	3.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIHF

MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$46	0.95%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$187.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	35
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.6%
Alphabet, Inc. Class A	10.6%
Tesla, Inc.	8.4%
Meta Platforms, Inc. Class A	6.4%
Amazon.com, Inc.	6.3%
Visa, Inc. Class A	4.9%
Boeing Co.	4.8%
Microsoft Corp.	4.5%
Netflix, Inc.	4.2%
Oracle Corp.	3.7%

Sectors (% of Total Investments)
Information Technology	27.0%
Communication Services	23.3%
Consumer Discretionary	17.7%
Health Care	11.4%
Industrials	7.5%
Financials	7.3%
Consumer Staples	3.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIHG

MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Class II
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$47	0.93%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$230.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	75
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG Registered	2.8%
Schneider Electric SE	2.8%
Roche Holding AG	2.7%
Air Liquide SA	2.5%
Rolls-Royce Holdings PLC	2.5%
Cie Financiere Richemont SA Registered Class A	2.4%
BNP Paribas SA	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.1%

Sectors (% of Total Investments)
Financials	26.8%
Industrials	18.8%
Health Care	12.3%
Consumer Discretionary	10.9%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	5.1%
Energy	3.5%
Communication Services	2.9%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	20.0%
France	15.2%
United Kingdom	12.9%
United States	10.0%
Switzerland	7.0%
Germany	5.4%
Italy	4.9%
Taiwan	4.4%
Ireland	2.4%
Spain	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IBLK8

MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Service Class I
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$59	1.18%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$230.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	75
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG Registered	2.8%
Schneider Electric SE	2.8%
Roche Holding AG	2.7%
Air Liquide SA	2.5%
Rolls-Royce Holdings PLC	2.5%
Cie Financiere Richemont SA Registered Class A	2.4%
BNP Paribas SA	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.1%

Sectors (% of Total Investments)
Financials	26.8%
Industrials	18.8%
Health Care	12.3%
Consumer Discretionary	10.9%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	5.1%
Energy	3.5%
Communication Services	2.9%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	20.0%
France	15.2%
United Kingdom	12.9%
United States	10.0%
Switzerland	7.0%
Germany	5.4%
Italy	4.9%
Taiwan	4.4%
Ireland	2.4%
Spain	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IBLKG

MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Moderate Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$7	0.13%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$847.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.5%
Fixed Income Funds	38.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDQF

MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Moderate Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$19	0.38%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$847.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.5%
Fixed Income Funds	38.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZDQG

MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$40	0.79%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$450.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	15.3%
Alphabet, Inc. Class C	6.3%
Applied Materials, Inc.	6.1%
Lam Research Corp.	5.9%
Alphabet, Inc. Class A	5.9%
Broadcom, Inc.	5.6%
Apple, Inc.	4.5%
Microsoft Corp.	4.4%
Meta Platforms, Inc. Class A	3.5%
Amazon.com, Inc.	3.3%

Sectors (% of Total Investments)
Information Technology	51.4%
Communication Services	18.0%
Consumer Discretionary	11.7%
Financials	6.8%
Health Care	5.8%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Retail	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIOF

MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$52	1.04%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$450.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	15.3%
Alphabet, Inc. Class C	6.3%
Applied Materials, Inc.	6.1%
Lam Research Corp.	5.9%
Alphabet, Inc. Class A	5.9%
Broadcom, Inc.	5.6%
Apple, Inc.	4.5%
Microsoft Corp.	4.4%
Meta Platforms, Inc. Class A	3.5%
Amazon.com, Inc.	3.3%

Sectors (% of Total Investments)
Information Technology	51.4%
Communication Services	18.0%
Consumer Discretionary	11.7%
Financials	6.8%
Health Care	5.8%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Retail	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIOG

MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Equity Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$42	0.80%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
Southern Co.	1.9%
Citigroup, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Colgate-Palmolive Co.	1.6%

Sectors (% of Total Investments)
Financials	19.7%
Information Technology	16.4%
Industrials	13.8%
Health Care	13.0%
Energy	8.3%
Consumer Discretionary	7.4%
Consumer Staples	6.7%
Utilities	5.7%
Materials	3.0%
Real Estate	3.0%
Communication Services	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIJF

MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Equity Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$56	1.05%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
Southern Co.	1.9%
Citigroup, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Colgate-Palmolive Co.	1.6%

Sectors (% of Total Investments)
Financials	19.7%
Information Technology	16.4%
Industrials	13.8%
Health Care	13.0%
Energy	8.3%
Consumer Discretionary	7.4%
Consumer Staples	6.7%
Utilities	5.7%
Materials	3.0%
Real Estate	3.0%
Communication Services	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIJG

MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$41	0.81%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$403.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Agilent Technologies, Inc.	2.4%
Keysight Technologies, Inc.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Datadog, Inc. Class A	1.9%
Yum! Brands, Inc.	1.8%
Burlington Stores, Inc.	1.7%
Lattice Semiconductor Corp.	1.7%
Assurant, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	26.6%
Industrials	19.4%
Health Care	18.4%
Consumer Discretionary	13.5%
Financials	6.6%
Energy	4.0%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	1.4%
Utilities	0.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITMCF

MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.06%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$403.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Agilent Technologies, Inc.	2.4%
Keysight Technologies, Inc.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Datadog, Inc. Class A	1.9%
Yum! Brands, Inc.	1.8%
Burlington Stores, Inc.	1.7%
Lattice Semiconductor Corp.	1.7%
Assurant, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	26.6%
Industrials	19.4%
Health Care	18.4%
Consumer Discretionary	13.5%
Financials	6.6%
Energy	4.0%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	1.4%
Utilities	0.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITMCG

MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund)
Initial Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Wellington Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$59	1.07%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$155.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	195
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MKS, Inc.	1.8%
Alignment Healthcare, Inc.	1.5%
American Healthcare REIT, Inc.	1.4%
SiTime Corp.	1.3%
Seacoast Banking Corp. of Florida	1.3%
Phillips Edison & Co., Inc.	1.2%
Xometry, Inc. Class A	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Champion Homes, Inc.	1.1%
Credo Technology Group Holding Ltd.	1.1%

Sectors (% of Total Investments)
Health Care	23.8%
Industrials	20.8%
Information Technology	15.7%
Financials	10.6%
Consumer Discretionary	7.9%
Real Estate	4.2%
Energy	3.6%
Materials	2.9%
Consumer Staples	1.9%
Utilities	1.4%
Communication Services	1.4%
Equity Funds	0.7%
MM202912-309532	PAGE 1	TSR-SAR-ITJCF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 2	TSR-SAR-ITJCF

MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund)
Service Class
Semi-annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the MML VIP Wellington Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$73	1.32%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$155.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	195
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MKS, Inc.	1.8%
Alignment Healthcare, Inc.	1.5%
American Healthcare REIT, Inc.	1.4%
SiTime Corp.	1.3%
Seacoast Banking Corp. of Florida	1.3%
Phillips Edison & Co., Inc.	1.2%
Xometry, Inc. Class A	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Champion Homes, Inc.	1.1%
Credo Technology Group Holding Ltd.	1.1%

Sectors (% of Total Investments)
Health Care	23.8%
Industrials	20.8%
Information Technology	15.7%
Financials	10.6%
Consumer Discretionary	7.9%
Real Estate	4.2%
Energy	3.6%
Materials	2.9%
Consumer Staples	1.9%
Utilities	1.4%
Communication Services	1.4%
Equity Funds	0.7%
MM202912-309532	PAGE 1	TSR-SAR-ITJCG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 2	TSR-SAR-ITJCG

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Portfolios of Investments (Unaudited)
MML Focused Equity Fund	1
MML Foreign Fund	2
MML Income & Growth Fund	5
MML Small/Mid Cap Value Fund	7
MML Sustainable Equity Fund	9
MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund)	12
MML VIP American Century Mid Cap Value Fund* (formerly known as MML Mid Cap Value Fund)	13
MML VIP American Century Small Company Value Fund* (formerly known as MML Small Company Value Fund)	16
MML VIP American Funds 65/35 Allocation Fund (formerly known as MML American Funds Core Allocation Fund)	19
MML VIP American Funds 80/20 Allocation Fund	20
MML VIP American Funds Growth Fund (formerly known as MML American Funds Growth Fund)	21
MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund)	22
MML VIP BlackRock® Equity Index Fund** (formerly known as MML Equity Index Fund)	23
MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund)	30
MML VIP Fidelity Institutional AM® Core Plus Bond Fund*** (formerly known as MML Total Return Bond Fund)	31
MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund)	56
MML VIP Invesco Global Fund (formerly known as MML Global Fund)	57
MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund)	59
MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund)	61
MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)	65
MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)	67
MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund)	69
MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund)	70
MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund)	72
MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund)	75
MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund)	78
Statements of Assets and Liabilities (Unaudited)	82
Statements of Operations (Unaudited)	94
Statements of Changes in Net Assets	100
Financial Highlights	114
Notes to Financial Statements (Unaudited)	140
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund).****
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.	177
Item 9. Proxy Disclosures for Open-End Management Investment Companies.	178
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	179
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.	180

*	The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
**	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
***	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
****	Included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the period ended June 30, 2026” that is filed herewith.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 2.4%
Alphabet, Inc. Class A	8,493	$3,035,143
Consumer Discretionary — 10.4%
Home Depot, Inc.	11,541	4,070,280
Marriott International, Inc. Class A	3,739	1,385,636
McDonald’s Corp.	9,072	2,452,252
NIKE, Inc. Class B	41,625	1,708,706
TJX Cos., Inc.	23,087	3,497,681
		13,114,555
Consumer Staples — 5.6%
Coca-Cola Co.	42,366	3,443,085
Kroger Co.	17,982	998,541
Procter & Gamble Co.	17,799	2,610,045
		7,051,671
Energy — 1.6%
Exxon Mobil Corp.	14,410	1,970,135
Financials — 23.8%
American Express Co.	6,924	2,342,043
Blackrock, Inc.	4,068	3,911,626
Chubb Ltd.	10,539	3,591,059
Marsh & McLennan Cos., Inc.	19,742	3,290,399
Mastercard, Inc. Class A	10,589	5,438,510
S&P Global, Inc.	7,625	3,105,358
Visa, Inc. Class A	12,405	4,256,031
Wells Fargo & Co.	47,683	3,940,523
		29,875,549
Health Care — 15.4%
Danaher Corp.	19,344	3,684,645
Elevance Health, Inc.	6,740	2,606,560
Eli Lilly & Co.	5,976	7,167,794
Merck & Co., Inc.	19,516	2,507,806
Stryker Corp.	10,964	3,451,906
		19,418,711
Industrials — 8.4%
AMETEK, Inc.	11,587	2,803,359
Honeywell Aerospace, Inc. (a)	10,893	2,408,224
Honeywell International, Inc.	10,894	2,439,055
Northrop Grumman Corp.	5,751	2,929,042
		10,579,680
Information Technology — 26.4%
Amphenol Corp. Class A	17,548	3,094,063
Apple, Inc.	13,616	3,939,926
Broadcom, Inc.	20,899	7,894,597

	Number of Shares	Value
International Business Machines Corp.	5,387	$1,514,878
KLA Corp.	15,017	4,530,779
Microsoft Corp.	16,617	6,198,473
QUALCOMM, Inc.	6,541	1,208,712
Texas Instruments, Inc.	16,281	4,852,878
		33,234,306
Materials — 3.4%
Linde PLC (LIN US)	8,147	4,227,804
Utilities — 1.0%
American Water Works Co., Inc.	9,734	1,280,800
TOTAL COMMON STOCK (Cost $107,619,934)		123,788,354
TOTAL EQUITIES (Cost $107,619,934)		123,788,354
TOTAL LONG-TERM INVESTMENTS (Cost $107,619,934)		123,788,354

	Principal Amount
Short-Term Investments — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (b)	$1,961,563	1,961,563
TOTAL SHORT-TERM INVESTMENTS (Cost $1,961,563)		1,961,563
TOTAL INVESTMENTS — 100.0% (Cost $109,581,497) (c)		125,749,917
Other Assets/ (Liabilities) — 0.0%		56,396
NET ASSETS — 100.0%		$125,806,313

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $1,961,672. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,000,972.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Foreign Fund – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.2%
Common Stock — 98.6%
Australia — 4.0%
BHP Group Ltd.	9,700	$404,866
Glencore PLC	242,100	1,651,288
Macquarie Group Ltd.	10,100	1,757,720
Santos Ltd.	329,500	1,635,890
Sonic Healthcare Ltd. (a)	67,800	973,549
Whitehaven Coal Ltd. (a)	132,300	696,692
		7,120,005
Belgium — 2.3%
Anheuser-Busch InBev SA	22,800	1,879,787
KBC Group NV	16,100	2,196,046
		4,075,833
Canada — 0.5%
CCL Industries, Inc. Class B	13,600	886,721
China — 1.1%
Prosus NV (PRX NA)	36,285	1,577,112
SITC International Holdings Co. Ltd.	103,300	414,820
		1,991,932
Denmark — 1.1%
Novo Nordisk AS Class B	15,400	738,812
Rockwool AS Class B	20,000	642,833
Vestas Wind Systems AS	19,092	539,421
		1,921,066
France — 11.4%
Accor SA	35,600	2,069,721
Amundi SA (b)	15,300	1,468,361
Capgemini SE	16,000	1,609,189
Cie de Saint-Gobain SA	16,700	1,511,935
Credit Agricole SA	70,000	1,408,113
Edenred SE	55,400	1,424,880
FDJ UNITED (a)	13,300	325,179
Nexans SA	4,772	792,833
Rexel SA	13,200	576,823
Societe Generale SA	47,100	4,170,587
TotalEnergies SE (TTE FP)	18,700	1,452,631
Veolia Environnement SA	88,512	3,686,554
		20,496,806
Germany — 11.3%
Allianz SE Registered	3,500	1,656,350
BASF SE	13,600	726,987
CTS Eventim AG & Co. KGaA	18,239	1,064,121
Deutsche Boerse AG	7,100	1,937,358
Deutsche Post AG	15,600	946,604
Heidelberg Materials AG	7,400	1,411,593
Infineon Technologies AG	36,700	3,426,185
Merck KGaA	13,500	2,265,606

	Number of Shares	Value
SAP SE	13,000	$1,990,855
Siemens AG Registered	10,100	3,245,436
Zalando SE (b) (c)	57,900	1,677,523
		20,348,618
Hong Kong — 0.8%
CK Asset Holdings Ltd.	248,500	1,406,535
Ireland — 3.0%
AerCap Holdings NV	15,400	2,245,012
AIB Group PLC	262,900	3,089,465
		5,334,477
Israel — 0.8%
Check Point Software Technologies Ltd. (c)	10,200	1,340,586
Italy — 0.8%
Ryanair Holdings PLC	47,400	1,483,984
Japan — 21.1%
Canon, Inc. (a)	35,500	907,167
Dai Nippon Printing Co. Ltd.	44,400	813,052
Daikin Industries Ltd.	7,400	1,124,054
FANUC Corp.	51,100	2,336,552
Fujitsu Ltd.	86,500	1,726,215
Hitachi Ltd.	115,200	3,201,356
Komatsu Ltd.	29,700	1,162,476
Kyocera Corp.	31,900	707,256
Nintendo Co. Ltd.	15,400	646,716
Nomura Holdings, Inc.	166,200	1,450,261
Olympus Corp.	84,100	884,009
ORIX Corp.	103,700	3,930,218
Panasonic Holdings Corp.	126,700	3,557,448
Rakuten Group, Inc. (c)	195,600	912,594
Renesas Electronics Corp.	90,300	2,727,776
SBI Holdings, Inc.	104,000	1,691,548
Seven & i Holdings Co. Ltd.	159,700	1,925,125
Shin-Etsu Chemical Co. Ltd.	23,400	1,020,417
Sony Group Corp.	141,500	2,837,448
Sumitomo Mitsui Financial Group, Inc.	107,600	4,206,788
		37,768,476
Luxembourg — 1.1%
ArcelorMittal SA	4,900	294,637
Eurofins Scientific SE	22,000	1,724,692
		2,019,329
Netherlands — 5.6%
ASML Holding NV	2,994	5,937,826
EXOR NV	5,100	390,730
ING Groep NV	72,200	2,284,218
Koninklijke Philips NV	52,220	1,418,916
		10,031,690

The accompanying notes are an integral part of the financial statements.
2

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 2.6%
Aker BP ASA	49,173	$1,495,819
DNB Bank ASA	107,300	3,191,620
		4,687,439
Republic of Korea — 2.9%
Samsung Electronics Co. Ltd.	24,000	5,246,809
Singapore — 1.6%
DBS Group Holdings Ltd.	57,560	2,908,323
Spain — 0.7%
Cellnex Telecom SA (a) (b)	43,773	1,310,803
Sweden — 2.2%
Boliden AB	14,900	841,289
Essity AB Class B	42,000	1,188,345
Skandinaviska Enskilda Banken AB Class A	97,900	1,948,445
		3,978,079
Switzerland — 3.3%
Cie Financiere Richemont SA Registered Class A	6,900	1,601,113
Julius Baer Group Ltd.	18,181	1,571,519
Nestle SA Registered	26,400	2,711,124
		5,883,756
United Kingdom — 12.9%
Aviva PLC	148,076	1,277,632
Barratt Redrow PLC	145,100	541,425
Bunzl PLC	13,500	471,023
CK Hutchison Holdings Ltd.	284,900	2,421,521
DCC PLC	25,050	2,074,470
GSK PLC	71,123	1,866,193
Inchcape PLC	60,000	613,811
Informa PLC	65,700	788,451
Kingfisher PLC	124,200	467,134
Legal & General Group PLC	267,900	1,017,369
Lloyds Banking Group PLC	2,298,600	3,391,735
Pearson PLC	83,600	1,327,380
Persimmon PLC	40,000	557,849
Reckitt Benckiser Group PLC	21,888	1,426,945
Smith & Nephew PLC	46,500	668,421
Tesco PLC	242,805	1,482,575
Unilever PLC	28,822	1,729,982
Wise Group PLC Class A (c)	77,500	929,986
		23,053,902
United States — 7.5%
BP PLC	247,900	1,525,681
Linde PLC (LIN US)	800	415,152
Novartis AG Registered	12,300	1,926,024
Roche Holding AG	8,800	3,622,278

	Number of Shares	Value
Sanofi SA	19,600	$1,674,869
Shell PLC	45,800	1,774,031
Smurfit Westrock PLC (a)	39,700	1,836,522
Tenaris SA	26,873	743,665
		13,518,222
TOTAL COMMON STOCK (Cost $123,597,693)		176,813,391
Preferred Stock — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA 2.822%	13,800	1,159,727
TOTAL PREFERRED STOCK (Cost $1,089,260)		1,159,727
TOTAL EQUITIES (Cost $124,686,953)		177,973,118
TOTAL LONG-TERM INVESTMENTS (Cost $124,686,953)		177,973,118
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (d)	1,043,611	1,043,611

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$325,445	325,445
TOTAL SHORT-TERM INVESTMENTS (Cost $1,369,056)		1,369,056
TOTAL INVESTMENTS — 100.0% (Cost $126,056,009) (f)		179,342,174
Other Assets/ (Liabilities) — 0.0%		2,160
NET ASSETS — 100.0%		$179,344,334

The accompanying notes are an integral part of the financial statements.
3

MML Foreign Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $4,042,640 or 2.25% of net assets. The Fund received $3,212,651 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $4,456,687 or 2.48% of net assets.

(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(e)
Maturity value of $325,463. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $332,128.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	27.4%
Information Technology	14.3%
Industrials	13.3%
Consumer Discretionary	10.1%
Health Care	9.9%
Consumer Staples	7.5%
Energy	6.4%
Materials	5.3%
Communication Services	2.1%
Utilities	2.1%
Real Estate	0.8%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
4

MML Income & Growth Fund – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 3.9%
Alphabet, Inc. Class C	7,295	$2,577,542
Comcast Corp. Class A	36,670	900,249
Warner Music Group Corp. Class A	63,259	1,712,421
		5,190,212
Consumer Discretionary — 3.5%
Aptiv PLC (a)	15,468	949,426
Carnival Corp. Ltd.	44,234	1,263,765
Lululemon Athletica, Inc. (a)	5,377	613,946
McDonald’s Corp.	3,594	971,494
Wynn Resorts Ltd.	9,338	906,627
		4,705,258
Consumer Staples — 7.0%
Clorox Co.	6,776	646,701
Coca-Cola Europacific Partners PLC	13,628	1,363,754
Keurig Dr. Pepper, Inc.	36,850	1,206,101
Philip Morris International, Inc.	6,620	1,197,624
Procter & Gamble Co.	10,416	1,527,402
Sprouts Farmers Market, Inc. (a)	11,922	1,008,363
Tyson Foods, Inc. Class A	15,185	869,341
Unilever PLC ADR	25,842	1,553,621
		9,372,907
Energy — 8.6%
Chevron Corp.	16,004	2,652,823
Enbridge, Inc.	36,076	1,955,680
Exxon Mobil Corp.	10,227	1,398,235
Permian Resources Corp. Class A	50,868	936,480
Phillips 66	11,882	2,008,652
Plains GP Holdings LP Class A	101,228	2,456,804
		11,408,674
Financials — 17.1%
American Express Co.	3,182	1,076,311
Bank of America Corp.	27,623	1,573,959
Berkshire Hathaway, Inc. Class B (a)	3,197	1,599,747
Capital One Financial Corp.	5,062	1,015,538
Charles Schwab Corp.	25,235	2,328,433
Chubb Ltd.	7,712	2,627,787
Everest Group Ltd.	2,883	1,029,894
Fidelity National Information Services, Inc.	35,129	1,365,816
First American Financial Corp.	16,715	1,146,482
JP Morgan Chase & Co.	6,064	1,984,929
Northern Trust Corp.	8,427	1,464,950
Progressive Corp.	5,332	1,164,775

	Number of Shares	Value
Prosperity Bancshares, Inc.	14,998	$1,095,304
SLM Corp.	47,147	1,222,993
Wells Fargo & Co.	26,279	2,171,697
		22,868,615
Health Care — 12.5%
Abbott Laboratories	8,004	726,283
Avantor, Inc. (a)	76,315	755,518
GE HealthCare Technologies, Inc. (a)	31,373	2,008,186
Humana, Inc.	5,212	2,070,311
Medtronic PLC	32,220	2,520,571
Merck & Co., Inc.	31,979	4,109,301
Sanofi SA ADR	34,823	1,485,549
UnitedHealth Group, Inc.	7,165	2,977,989
		16,653,708
Industrials — 8.9%
AECOM	8,547	596,581
CACI International, Inc. Class A (a)	2,034	942,271
Fortive Corp.	28,902	1,765,623
General Dynamics Corp.	4,640	1,643,674
JB Hunt Transport Services, Inc.	3,004	869,448
Johnson Controls International PLC	19,558	2,857,619
L3Harris Technologies, Inc.	3,760	1,092,618
Uber Technologies, Inc. (a)	13,664	985,994
WESCO International, Inc.	3,198	1,104,685
		11,858,513
Information Technology — 14.4%
Coherent Corp. (a)	3,689	1,455,200
Entegris, Inc.	7,100	1,277,006
GPGI, Inc. (b)	78,420	1,242,957
Hewlett Packard Enterprise Co.	91,250	4,116,287
Littelfuse, Inc.	3,044	1,386,024
Microchip Technology, Inc.	29,503	2,690,674
NXP Semiconductors NV	2,968	834,097
Oracle Corp.	9,620	1,409,811
Qnity Electronics, Inc.	10,393	1,697,281
QUALCOMM, Inc.	4,368	807,163
TE Connectivity PLC	11,551	2,328,797
		19,245,297
Materials — 6.9%
Air Products & Chemicals, Inc.	10,138	2,972,259
Axalta Coating Systems Ltd. (a)	34,164	1,169,092
CRH PLC	9,408	1,006,656
DuPont de Nemours, Inc.	15,115	2,050,198
Freeport-McMoRan, Inc.	16,102	1,012,655
International Flavors & Fragrances, Inc.	12,600	998,172
		9,209,032

The accompanying notes are an integral part of the financial statements.
5

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 6.5%
American Tower Corp.	2,532	$414,159
Digital Realty Trust, Inc.	5,394	968,655
Mid-America Apartment Communities, Inc.	11,420	1,586,695
Prologis, Inc.	19,663	2,663,747
Public Storage	7,984	2,541,387
VICI Properties, Inc.	19,526	518,415
		8,693,058
Utilities — 10.4%
American Water Works Co., Inc.	12,263	1,613,566
CenterPoint Energy, Inc.	26,161	1,152,130
Entergy Corp.	24,809	2,849,562
MDU Resources Group, Inc.	51,938	1,101,605
PG&E Corp.	61,455	1,033,673
Pinnacle West Capital Corp.	29,854	3,194,378
Xcel Energy, Inc.	35,678	2,864,943
		13,809,857
TOTAL COMMON STOCK (Cost $104,895,261)		133,015,131
TOTAL EQUITIES (Cost $104,895,261)		133,015,131
TOTAL LONG-TERM INVESTMENTS (Cost $104,895,261)		133,015,131

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (c)	$ 882,757	882,757
TOTAL SHORT-TERM INVESTMENTS (Cost $882,757)		882,757
TOTAL INVESTMENTS — 100.4% (Cost $105,778,018) (d)		133,897,888
Other Assets/ (Liabilities) — (0.4)%		(467,279)
NET ASSETS — 100.0%		$133,430,609

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $31,684 or 0.02% of net assets. The Fund received $32,805 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $882,806. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $900,651.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Consumer Discretionary — 11.7%
ADT, Inc.	184,132	$1,196,858
Bath & Body Works, Inc.	52,929	1,224,248
BorgWarner, Inc.	31,953	2,121,679
Brunswick Corp.	12,692	1,069,174
Frontdoor, Inc. (a)	22,961	1,781,544
Hasbro, Inc.	18,831	1,555,252
Hyatt Hotels Corp. Class A	5,963	1,155,868
Laureate Education, Inc. (a)	26,899	976,972
Norwegian Cruise Line Holdings Ltd. (a)	49,679	1,048,724
Pool Corp.	4,557	979,299
Taylor Morrison Home Corp. (a)	7,900	566,746
Versigent PLC (a)	38,988	1,637,886
		15,314,250
Consumer Staples — 5.7%
BJ’s Wholesale Club Holdings, Inc. (a)	14,867	1,296,700
Dollar Tree, Inc. (a)	13,358	1,615,650
Sprouts Farmers Market, Inc. (a)	16,638	1,407,242
US Foods Holding Corp. (a)	21,559	2,204,408
WD-40 Co.	3,864	941,425
		7,465,425
Energy — 3.1%
Magnolia Oil & Gas Corp. Class A	41,959	1,073,311
Matador Resources Co.	22,534	1,121,742
TechnipFMC PLC	28,469	1,887,495
		4,082,548
Financials — 16.5%
Everest Group Ltd.	5,310	1,896,891
Federated Hermes, Inc.	22,657	1,251,120
First BanCorp	58,853	1,534,298
First Citizens BancShares, Inc. Class A	770	1,602,208
Flagstar Bank NA	91,831	1,371,955
HA Sustainable Infrastructure Capital, Inc. (b)	42,741	1,669,036
Hanover Insurance Group, Inc.	10,081	2,158,544
Independent Bank Corp.	11,507	963,366
PJT Partners, Inc. Class A	7,227	1,090,843
Stifel Financial Corp.	15,420	1,075,853
Texas Capital Bancshares, Inc.	12,965	1,338,766
UMB Financial Corp.	13,610	1,942,964
Voya Financial, Inc.	2,309	209,034
WaFd, Inc.	42,103	1,615,492

	Number of Shares	Value
Walker & Dunlop, Inc.	14,267	$780,405
Wintrust Financial Corp.	7,147	1,148,666
		21,649,441
Health Care — 9.3%
Bio-Techne Corp.	19,365	1,368,137
BrightSpring Health Services, Inc. (a)	20,244	1,411,817
Encompass Health Corp.	10,403	1,051,535
Envista Holdings Corp. (a)	61,445	1,619,076
Globus Medical, Inc. Class A (a)	22,639	1,788,707
ICON PLC (a)	8,492	1,475,145
Integer Holdings Corp. (a)	9,039	844,695
STERIS PLC	3,776	795,112
Tenet Healthcare Corp. (a)	10,134	1,895,869
		12,250,093
Industrials — 23.4%
Alaska Air Group, Inc. (a)	15,494	808,787
ArcBest Corp.	1,826	262,104
Boise Cascade Co.	14,693	1,140,618
C.H. Robinson Worldwide, Inc.	9,598	1,807,687
CACI International, Inc. Class A (a)	2,626	1,216,521
Cardinal Infrastructure Group, Inc. Class A (a)	7,129	671,552
CNH Industrial NV	85,593	961,209
Core & Main, Inc. Class A (a)	22,288	1,075,396
First Advantage Corp. (a) (b)	91,994	1,660,492
GATX Corp.	7,705	1,365,249
Gibraltar Industries, Inc. (a)	26,632	1,201,103
GXO Logistics, Inc. (a)	26,586	1,347,910
ICF International, Inc.	16,233	1,182,736
JBT Marel Corp.	11,123	1,612,835
KBR, Inc.	13,909	480,278
Kirby Corp. (a)	10,054	1,367,042
Knight-Swift Transportation Holdings, Inc.	21,111	1,643,914
Oshkosh Corp.	11,071	1,699,177
Pentair PLC	14,031	1,075,616
Regal Rexnord Corp.	8,631	2,055,818
Robert Half, Inc. (b)	44,565	1,368,146
Tennant Co. (b)	14,424	1,262,677
Terex Corp.	22,414	1,622,549
WillScot Holdings Corp. (b)	61,024	1,761,153
		30,650,569
Information Technology — 12.8%
ACI Worldwide, Inc. (a)	27,495	1,382,724
Calix, Inc. (a)	28,713	1,071,569
Commvault Systems, Inc. (a)	9,781	1,386,261
Crane NXT Co. (b)	30,930	1,582,379

The accompanying notes are an integral part of the financial statements.
7

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dynatrace, Inc. (a)	24,706	$1,084,840
F5, Inc. (a)	4,870	2,025,725
FormFactor, Inc. (a)	8,021	1,282,799
Globant SA (a) (b)	16,675	482,574
Nice Ltd. Sponsored ADR (a) (b)	6,950	631,407
Plexus Corp. (a)	6,199	1,863,853
TD SYNNEX Corp.	6,544	1,749,473
Universal Display Corp.	13,430	1,162,904
Zebra Technologies Corp. Class A (a)	4,276	1,125,700
		16,832,208
Materials — 6.6%
Avient Corp.	40,177	1,484,942
Eagle Materials, Inc.	4,901	1,102,725
Element Solutions, Inc.	28,203	1,346,693
O-I Glass, Inc. (a)	109,229	1,051,875
Reliance, Inc.	5,706	2,131,762
RPM International, Inc.	13,328	1,481,407
		8,599,404
Real Estate — 6.9%
American Healthcare REIT, Inc.	12,320	642,488
Brixmor Property Group, Inc.	27,512	867,453
Broadstone Net Lease, Inc.	36,208	748,419
COPT Defense Properties	41,637	1,515,170
CubeSmart	14,575	579,648
Independence Realty Trust, Inc.	66,532	1,110,419
Jones Lang LaSalle, Inc. (a)	5,239	1,623,828
Ryman Hospitality Properties, Inc.	6,703	861,671
STAG Industrial, Inc.	28,225	1,074,244
		9,023,340
Utilities — 3.5%
Chesapeake Utilities Corp.	7,455	913,088
Fervo Energy Co. Class A (a)	18,396	537,715
IDACORP, Inc. (b)	13,115	1,984,300
ONE Gas, Inc.	14,570	1,122,910
		4,558,013
TOTAL COMMON STOCK (Cost $112,703,783)		130,425,291
TOTAL EQUITIES (Cost $112,703,783)		130,425,291
TOTAL LONG-TERM INVESTMENTS (Cost $112,703,783)		130,425,291

	Number of Shares	Value
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	52,682	$52,682

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$2,207,499	2,207,499
TOTAL SHORT-TERM INVESTMENTS (Cost $2,260,181)		2,260,181
TOTAL INVESTMENTS — 101.2% (Cost $114,963,964) (e)		132,685,472
Other Assets/ (Liabilities) — (1.2)%		(1,581,686)
NET ASSETS — 100.0%		$131,103,786

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $8,492,075 or 6.48% of net assets. The Fund received $8,567,627 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)
Maturity value of $2,207,621. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,251,803.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
8

MML Sustainable Equity Fund – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 8.9%
Alphabet, Inc. Class A	24,098	$8,611,903
Liberty Media Corp.-Liberty Formula One Class C (a)	1,887	179,529
Meta Platforms, Inc. Class A	3,593	2,023,901
Netflix, Inc. (a)	10,358	739,561
Verizon Communications, Inc.	8,830	373,862
		11,928,756
Consumer Discretionary — 9.0%
Airbnb, Inc. Class A (a)	1,615	231,106
Amazon.com, Inc. (a)	19,076	4,546,574
Booking Holdings, Inc.	3,537	630,435
Home Depot, Inc.	4,589	1,618,448
Marriott International, Inc. Class A	2,825	1,046,917
O’Reilly Automotive, Inc. (a)	7,573	697,398
Tesla, Inc. (a)	4,452	1,872,511
TJX Cos., Inc.	8,900	1,348,350
		11,991,739
Consumer Staples — 3.2%
Church & Dwight Co., Inc.	6,252	605,694
Colgate-Palmolive Co.	4,678	428,879
Costco Wholesale Corp.	635	594,023
PepsiCo, Inc.	6,248	845,979
Procter & Gamble Co.	5,776	846,993
Sysco Corp.	11,720	979,558
		4,301,126
Energy — 2.4%
Cheniere Energy, Inc.	1,227	293,265
SLB Ltd.	34,725	1,614,365
Williams Cos., Inc.	16,495	1,226,239
		3,133,869
Financials — 12.2%
American Express Co.	3,393	1,147,682
Ameriprise Financial, Inc.	1,526	700,068
Bank of America Corp.	34,081	1,941,935
Blackrock, Inc.	752	723,093
Goldman Sachs Group, Inc.	1,160	1,173,189
Intercontinental Exchange, Inc.	3,649	449,228
JP Morgan Chase & Co.	6,230	2,039,266
KKR & Co., Inc.	3,142	288,373
Marsh & McLennan Cos., Inc.	2,880	480,010
Mastercard, Inc. Class A	3,893	1,999,445
MetLife, Inc.	10,952	926,649
Progressive Corp.	2,356	514,668
Regions Financial Corp.	57,466	1,735,473

	Number of Shares	Value
S&P Global, Inc.	2,477	$1,008,783
Visa, Inc. Class A	3,430	1,176,799
		16,304,661
Health Care — 8.9%
AbbVie, Inc.	5,372	1,351,810
Agilent Technologies, Inc.	3,373	448,036
Bristol-Myers Squibb Co.	6,464	372,456
Cencora, Inc.	1,799	509,081
Cigna Group	3,738	1,030,492
Danaher Corp.	5,467	1,041,354
Eli Lilly & Co.	1,806	2,166,170
Gilead Sciences, Inc.	8,057	1,017,921
IDEXX Laboratories, Inc. (a)	1,080	568,555
Intuitive Surgical, Inc. (a)	1,150	457,332
Merck & Co., Inc.	3,883	498,965
Thermo Fisher Scientific, Inc.	1,588	796,160
UnitedHealth Group, Inc.	2,014	837,079
Vertex Pharmaceuticals, Inc. (a)	1,504	747,082
		11,842,493
Industrials — 10.3%
Automatic Data Processing, Inc.	2,997	671,178
Cummins, Inc.	2,460	1,754,497
Deere & Co.	1,266	803,062
Eaton Corp. PLC	2,671	1,138,166
FedEx Corp.	1,610	504,139
Fedex Freight Holding Co., Inc. (a)	866	130,766
Ferguson Enterprises, Inc.	2,294	544,435
GE Vernova, Inc.	932	1,094,970
Honeywell Aerospace, Inc. (a)	2,195	485,271
Honeywell International, Inc.	2,195	491,460
Johnson Controls International PLC	7,550	1,103,130
Parker-Hannifin Corp.	825	806,949
Trane Technologies PLC	2,341	1,149,806
Uber Technologies, Inc. (a)	7,046	508,439
Union Pacific Corp.	2,670	726,240
United Rentals, Inc.	846	958,425
Xylem, Inc.	7,208	852,058
		13,722,991
Information Technology — 38.0%
Advanced Micro Devices, Inc. (a)	1,678	974,767
Amphenol Corp. Class A	3,884	684,827
Analog Devices, Inc.	5,108	2,028,744
Apple, Inc.	22,357	6,469,222
Applied Materials, Inc.	3,258	2,355,534
AppLovin Corp. Class A (a)	1,017	523,989
ASML Holding NV	361	715,950
Broadcom, Inc.	11,535	4,357,346
Cadence Design Systems, Inc. (a)	3,912	1,468,252

The accompanying notes are an integral part of the financial statements.
9

MML Sustainable Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	4,024	$472,659
Coherent Corp. (a)	858	338,455
Crowdstrike Holdings, Inc. Class A (a)	1,114	850,138
Dynatrace, Inc. (a)	12,442	546,328
International Business Machines Corp.	6,334	1,781,184
Lam Research Corp.	4,443	1,925,285
Micron Technology, Inc.	2,345	2,706,810
Microsoft Corp.	19,569	7,299,628
MongoDB, Inc. (a)	913	306,677
Motorola Solutions, Inc.	2,342	972,609
NVIDIA Corp.	53,348	10,674,401
Salesforce, Inc.	2,131	333,843
ServiceNow, Inc. (a)	5,316	527,773
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,699	811,392
Western Digital Corp.	1,821	1,163,109
Workday, Inc. Class A (a)	3,088	378,033
		50,666,955
Materials — 2.1%
Ball Corp.	9,950	620,880
Ecolab, Inc.	2,666	742,774
Linde PLC (LIN US)	2,655	1,377,786
		2,741,440
Real Estate — 2.7%
Equinix, Inc.	702	731,758
Prologis, Inc.	9,890	1,339,798
Welltower, Inc.	6,780	1,538,857
		3,610,413
Utilities — 1.6%
NextEra Energy, Inc.	24,378	2,139,657
TOTAL COMMON STOCK (Cost $83,563,564)		132,384,100
TOTAL EQUITIES (Cost $83,563,564)		132,384,100
Exchange-Traded Funds — 0.6%
iShares Core S&P 500 ETF	1,052	787,832
TOTAL EXCHANGE-TRADED FUNDS (Cost $773,596)		787,832
TOTAL LONG-TERM INVESTMENTS (Cost $84,337,160)		133,171,932

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (b)	$291,201	$ 291,201
TOTAL SHORT-TERM INVESTMENTS (Cost $291,201)		291,201
TOTAL INVESTMENTS — 100.1% (Cost $84,628,361) (c)		133,463,133
Other Assets/ (Liabilities) — (0.1)%		(136,431)
NET ASSETS — 100.0%		$133,326,702

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $291,217. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $297,175.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MML Sustainable Equity Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/25/26	USD	145,915	EUR	127,067	$214
Citibank N.A.	9/25/26	USD	145,965	EUR	127,067	264
Morgan Stanley & Co. LLC	9/25/26	EUR	29,335	USD	33,472	164
Morgan Stanley & Co. LLC	9/25/26	USD	163,881	EUR	142,777	166
UBS AG	9/25/26	USD	145,897	EUR	127,067	196
						$1,004

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
11

MML VIP Aggressive Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 90.5%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	193,863	$3,898,583
MML Focused Equity Fund, Class II (a)	1,066,793	7,574,234
MML Foreign Fund, Initial Class (a)	410,783	5,471,628
MML Income & Growth Fund, Initial Class (a)	382,090	3,763,590
MML Small/Mid Cap Value Fund, Initial Class (a)	159,833	1,591,935
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	540,643	4,849,572
MML VIP American Century Small Company Value Fund, Class II (a)	241,880	2,496,197
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	105,760	1,362,189
MML VIP Invesco Global Fund, Class I (a)	1,021,605	5,618,829
MML VIP Invesco Main Street Equity Fund, Class II (a)	522,047	6,656,102
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class (a)	1,466,305	16,910,249
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	529,847	8,138,445
MML VIP MFS® International Equity Fund, Class II (a)	1,140,221	14,606,226
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	550,235	11,004,693
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	659,104	7,830,151
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	454,346	4,734,280
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	109,168	1,562,709
		108,069,612

	Number of Shares	Value
Fixed Income Funds — 9.6%
Invesco Global Strategic Income Fund, Class R6	107,743	$336,158
MML Barings High Yield Fund, Class I (a)	7,592	61,575
MML VIP Barings Core Bond Fund, Initial Class (a)	418,850	4,743,811
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	41,656	365,738
MML VIP Barings Short-Duration Bond Fund, Class II (a)	91,143	851,273
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	465,515	4,250,151
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	107,456	793,026
		11,401,732
TOTAL MUTUAL FUNDS (Cost $104,417,675)		119,471,344
TOTAL LONG-TERM INVESTMENTS (Cost $104,417,675)		119,471,344
TOTAL INVESTMENTS — 100.1% (Cost $104,417,675) (c)		119,471,344
Other Assets/ (Liabilities) — (0.1)%		(81,434)
NET ASSETS — 100.0%		$119,389,910

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MML VIP American Century Mid Cap Value Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 96.9%
Common Stock — 96.5%
Communication Services — 0.6%
Publicis Groupe SA (a)	13,563	$1,340,538
Consumer Discretionary — 4.3%
BorgWarner, Inc.	17,922	1,190,021
Cie Generale des Etablissements Michelin SCA	31,634	1,221,886
Gentex Corp.	52,223	1,319,675
Mohawk Industries, Inc. (b)	7,477	907,184
Pool Corp.	6,472	1,390,833
PulteGroup, Inc.	20,112	2,759,568
Sodexo SA (a)	23,541	1,362,675
Tractor Supply Co.	7,621	240,900
		10,392,742
Consumer Staples — 5.5%
Colgate-Palmolive Co.	10,257	940,362
Estee Lauder Cos., Inc. Class A	8,860	699,497
Heineken NV	20,309	1,708,208
Kenvue, Inc.	23,656	452,066
Kimberly-Clark Corp.	48,505	5,324,394
Koninklijke Ahold Delhaize NV	53,530	2,154,331
Mondelez International, Inc. Class A	15,325	886,398
Target Corp.	8,664	1,131,605
		13,296,861
Energy — 7.0%
Baker Hughes Co.	64,633	3,587,131
Devon Energy Corp.	23,931	988,829
Diamondback Energy, Inc.	17,940	3,153,493
Enterprise Products Partners LP (c)	101,654	3,736,801
EQT Corp.	32,516	1,728,876
Phillips 66	7,523	1,271,763
SLB Ltd.	48,665	2,262,436
		16,729,329
Financials — 17.1%
Allstate Corp.	13,050	3,105,117
Ameriprise Financial, Inc.	4,740	2,174,522
Commerce Bancshares, Inc.	82,323	4,754,153
First Hawaiian, Inc.	56,512	1,655,802
Hanover Insurance Group, Inc.	2,065	442,158
Marsh & McLennan Cos., Inc.	20,839	3,473,236
Northern Trust Corp.	20,821	3,619,523
Prosperity Bancshares, Inc.	45,792	3,344,190
Raymond James Financial, Inc.	9,573	1,455,383
Reinsurance Group of America, Inc.	14,936	3,176,140
Selective Insurance Group, Inc.	13,099	1,270,734
T. Rowe Price Group, Inc.	15,318	1,741,503
Truist Financial Corp.	56,724	2,825,990

	Number of Shares	Value
US Bancorp	46,930	$2,834,572
Westamerica BanCorp	24,228	1,421,457
Willis Towers Watson PLC	13,959	3,648,464
		40,942,944
Health Care — 14.9%
Becton Dickinson & Co.	25,320	3,831,676
Cencora, Inc.	8,205	2,321,851
Envista Holdings Corp. (b)	65,525	1,726,584
GE HealthCare Technologies, Inc. (b)	44,899	2,873,985
Henry Schein, Inc. (b)	56,204	4,694,158
Humana, Inc.	2,745	1,090,369
IQVIA Holdings, Inc. (b)	13,232	2,556,687
Labcorp Holdings, Inc.	15,549	4,353,720
Medtronic PLC	29,748	2,327,186
Quest Diagnostics, Inc.	10,719	2,271,892
Universal Health Services, Inc. Class B	14,132	2,101,287
Waters Corp. (b)	2,326	872,343
Zimmer Biomet Holdings, Inc.	55,403	4,769,644
		35,791,382
Industrials — 16.0%
A.O. Smith Corp.	35,778	2,243,996
Bunzl PLC	101,113	3,527,895
Canadian Pacific Kansas City Ltd. (a)	20,354	1,764,659
CSX Corp.	38,857	1,846,873
Cummins, Inc.	1,705	1,216,023
Daikin Industries Ltd.	11,900	1,807,601
Fortive Corp.	21,765	1,329,624
Gates Industrial Corp. PLC (b)	30,853	862,958
IDEX Corp.	3,577	811,800
L3Harris Technologies, Inc.	8,327	2,419,743
Masco Corp.	18,083	1,471,414
MSC Industrial Direct Co., Inc. Class A	20,848	2,479,870
Norfolk Southern Corp.	5,414	1,703,190
Oshkosh Corp.	9,263	1,421,685
Owens Corning	14,461	2,298,721
PACCAR, Inc.	6,989	839,519
Republic Services, Inc.	3,953	842,305
Sensata Technologies Holding PLC	41,239	1,968,750
Southwest Airlines Co.	37,094	1,907,374
Stanley Black & Decker, Inc.	16,736	1,575,192
Sunbelt Rentals Holdings, Inc.	15,739	1,177,435
Textron, Inc.	14,749	1,352,926
Timken Co.	5,544	805,654
Toro Co.	8,591	836,935
		38,512,142

The accompanying notes are an integral part of the financial statements.
13

MML VIP American Century Mid Cap Value Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 9.2%
Akamai Technologies, Inc. (a) (b)	14,489	$1,712,745
Amdocs Ltd.	31,401	1,587,006
CDW Corp.	12,894	1,813,412
Cognizant Technology Solutions Corp. Class A	32,586	1,262,056
F5, Inc. (b)	4,789	1,992,032
Hewlett Packard Enterprise Co.	25,851	1,166,139
HP, Inc.	65,155	1,429,501
Infineon Technologies AG	17,848	1,666,227
NXP Semiconductors NV	5,937	1,668,475
Ralliant Corp.	27,530	2,027,034
Roper Technologies, Inc.	4,018	1,359,651
TE Connectivity PLC	7,116	1,434,657
Teradyne, Inc.	2,562	1,239,598
Trimble, Inc. (b)	12,406	634,939
Vontier Corp.	37,586	1,089,994
		22,083,466
Materials — 4.3%
Amrize Ltd.	36,769	1,959,788
CF Industries Holdings, Inc.	9,000	974,340
Packaging Corp. of America	16,374	3,901,597
PPG Industries, Inc.	13,524	1,640,326
Reliance, Inc.	4,987	1,863,143
		10,339,194
Real Estate — 7.9%
Agree Realty Corp.	13,918	1,054,149
American Tower Corp.	11,204	1,832,638
CareTrust REIT, Inc.	22,238	897,303
Equity Residential	47,231	3,208,402
Essex Property Trust, Inc.	2,386	695,734
Healthpeak Properties, Inc.	82,649	1,768,689
Iron Mountain, Inc.	11,995	1,515,088
Public Storage	3,699	1,177,429
Realty Income Corp.	53,432	3,310,647
Regency Centers Corp.	11,378	907,282
Ventas, Inc.	19,005	1,687,644
VICI Properties, Inc.	31,758	843,175
		18,898,180
Utilities — 9.7%
Duke Energy Corp.	22,528	2,851,594
Evergy, Inc.	45,289	3,914,328
Eversource Energy	11,119	803,570
Northwestern Energy Group, Inc.	26,195	1,876,086
ONE Gas, Inc.	43,157	3,326,110
Pinnacle West Capital Corp.	7,832	838,024
PPL Corp.	51,502	1,872,098
Spire, Inc.	25,390	1,982,705

	Number of Shares	Value
WEC Energy Group, Inc.	16,128	$1,883,267
Xcel Energy, Inc.	48,204	3,870,781
		23,218,563
TOTAL COMMON STOCK (Cost $211,350,263)		231,545,341
Preferred Stock — 0.4%
Consumer Staples — 0.4%
Henkel AG & Co. KGaA 2.822%	12,841	1,079,135
TOTAL PREFERRED STOCK (Cost $1,027,094)		1,079,135
TOTAL EQUITIES (Cost $212,377,357)		232,624,476
TOTAL LONG-TERM INVESTMENTS (Cost $212,377,357)		232,624,476
Short-Term Investments — 3.0%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (d)	1,378,277	1,378,277

	Principal Amount
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$ 5,759,473	5,759,473
TOTAL SHORT-TERM INVESTMENTS (Cost $7,137,750)		7,137,750
TOTAL INVESTMENTS — 99.9% (Cost $219,515,107) (f)		239,762,226
Other Assets/ (Liabilities) — 0.1%		183,995
NET ASSETS — 100.0%		$239,946,221

Abbreviation Legend

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
14

MML VIP American Century Mid Cap Value Fund (see Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $4,877,876 or 2.03% of net assets. The Fund received $3,639,096 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(e)
Maturity value of $5,759,793. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $5,874,730.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/25/26	USD	2,207,981	EUR	1,922,772	$3,234
Bank of America N.A.	9/25/26	USD	2,007,081	GBP	1,514,031	(1,214)
Bank of America N.A.	9/25/26	USD	106,898	CAD	151,194	(112)
Bank of America N.A.	9/25/26	USD	1,546,263	JPY	247,412,900	14,165
Citibank N.A.	9/25/26	USD	2,208,744	EUR	1,922,772	3,997
Goldman Sachs & Co.	9/25/26	USD	763,011	CAD	1,076,699	958
JP Morgan Chase Bank N.A.	9/25/26	USD	2,007,267	GBP	1,514,031	(1,029)
JP Morgan Chase Bank N.A.	9/25/26	USD	655,666	CAD	924,859	1,081
Morgan Stanley & Co. LLC	9/25/26	USD	2,207,530	EUR	1,922,772	2,782
UBS AG	9/25/26	USD	2,207,716	EUR	1,922,772	2,968
						$26,830

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
15

MML VIP American Century Small Company Value Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 3.2%
Criteo SA Sponsored ADR (a)	16,198	$296,098
Entravision Communications Corp. Class A (b)	87,545	1,141,587
Liftoff Mobile, Inc. (a)	7,210	173,184
NIQ Global Intelligence PLC (a) (b)	20,393	190,675
Townsquare Media, Inc. Class A (b)	5,927	41,904
		1,843,448
Consumer Discretionary — 10.9%
Bath & Body Works, Inc.	41,137	951,499
Birkenstock Holding PLC (a) (b)	14,608	628,582
Brunswick Corp.	5,630	474,271
Champion Homes, Inc. (a)	6,697	590,140
Garrett Motion, Inc.	8,294	300,492
Gold.com, Inc.	7,819	325,348
KinderCare Learning Cos., Inc. (a)	59,360	252,280
Kontoor Brands, Inc. (b)	4,598	383,197
M/I Homes, Inc. (a)	810	130,240
MarineMax, Inc. (a) (b)	18,487	676,994
McGraw Hill, Inc. (a) (b)	46,066	436,245
OneWater Marine, Inc. Class A (a) (b)	22,392	252,358
Visteon Corp. (b)	9,690	961,345
		6,362,991
Consumer Staples — 4.9%
Edgewell Personal Care Co. (b)	47,283	1,270,021
Spectrum Brands Holdings, Inc.	7,367	631,720
Turning Point Brands, Inc.	6,507	551,859
Yesway, Inc. Class A (a)	20,196	409,979
		2,863,579
Energy — 9.9%
Cactus, Inc. Class A (b)	4,486	229,818
Chord Energy Corp.	5,645	645,223
Crescent Energy Co. Class A (b)	83,229	817,309
Flowco Holdings, Inc. Class A	23,660	504,904
HMH Holding, Inc. Class A (a)	15,021	281,494
Infinity Natural Resources, Inc. Class A (a) (b)	21,795	276,796
Liberty Energy, Inc. (b)	1,365	35,749
Mach Natural Resources LP	28,761	363,539
Magnolia Oil & Gas Corp. Class A	35,058	896,784
Northern Oil & Gas, Inc. (b)	43,015	780,722
Permian Resources Corp. Class A	39,026	718,469
TXO Partners LP	14,441	180,513
		5,731,320

	Number of Shares	Value
Financials — 32.0%
Accelerant Holdings Class A (a) (b)	40,435	$473,898
Ameris Bancorp (b)	960	86,650
Atlantic Union Bankshares Corp. (b)	16,777	709,835
Axis Capital Holdings Ltd.	10,639	1,143,054
Axos Financial, Inc. (a) (b)	6,410	624,270
Bancorp, Inc. (a)	8,608	539,205
Bowhead Specialty Holdings, Inc. (a)	6,429	192,420
Central BanCo, Inc.	7,474	227,060
Columbia Banking System, Inc.	36,143	1,158,383
Compass Diversified Holdings (a)	42,802	456,269
Euronet Worldwide, Inc. (a) (b)	15,722	1,150,693
EVERTEC, Inc.	50,837	1,412,252
Forbright, Inc. Class A (a) (b)	6,166	112,776
Hamilton Insurance Group Ltd. Class B	8,867	300,946
Home BancShares, Inc.	44,935	1,282,894
International Bancshares Corp.	10,430	792,159
Marex Group PLC	14,306	871,951
Nicolet Bankshares, Inc. (b)	3,252	537,848
Northeast Bank	1,805	239,217
Old National Bancorp (b)	55,476	1,436,829
Onity Group, Inc. (a) (b)	3,299	131,135
Pathward Financial, Inc.	4,782	416,321
PennyMac Financial Services, Inc.	1,818	158,348
Repay Holdings Corp. (a) (b)	61,167	256,901
SiriusPoint Ltd. (a)	7,056	169,344
Slide Insurance Holdings, Inc. (a) (b)	20,268	392,591
Southstate Bank Corp.	16,274	1,625,773
StoneX Group, Inc. (a) (b)	3,866	458,121
UMB Financial Corp.	8,899	1,270,421
		18,627,564
Health Care — 3.7%
Addus HomeCare Corp. (a)	5,822	584,937
Enovis Corp. (a) (b)	51,679	1,069,755
Pediatrix Medical Group, Inc. (a)	20,176	511,058
		2,165,750
Industrials — 14.6%
Albany International Corp. Class A	6,153	458,399
ArcBest Corp.	3,256	467,366
Blue Bird Corp. (a)	1,440	113,702
Brink’s Co.	11,530	1,089,470
Cardinal Infrastructure Group, Inc. Class A (a) (b)	7,401	697,174
DIRTT Environmental Solutions (a)	80,290	43,758
Dpc Holdings Ltd. (a)	2,282	111,955
EquipmentShare.com, Inc. Class A (a) (b)	38,070	748,456
Gates Industrial Corp. PLC (a)	18,618	520,745

The accompanying notes are an integral part of the financial statements.
16

MML VIP American Century Small Company Value Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Hammond Power Solutions, Inc. (b)	1,805	$441,893
Hillman Solutions Corp. (a)	85,675	723,097
Hub Group, Inc. Class A	8,202	359,166
Korn Ferry	10,666	710,142
Loomis AB	3,839	188,257
Resideo Technologies, Inc. (a)	3,943	122,627
Science Applications International Corp. (b)	1,538	169,811
Sensata Technologies Holding PLC	10,106	482,460
Tecnoglass, Inc. (b)	12,687	593,879
TriNet Group, Inc.	9,039	447,340
		8,489,697
Information Technology — 9.2%
Amkor Technology, Inc.	3,502	301,978
Arrow Electronics, Inc. (a)	2,337	498,739
Axcelis Technologies, Inc. (a)	3,050	577,823
Ingram Micro Holding Corp.	34,259	939,724
Kulicke & Soffa Industries, Inc.	5,428	726,049
Opera Ltd. ADR (b)	19,215	381,033
Penguin Solutions, Inc. (a) (b)	8,638	656,574
Progress Software Corp. (a) (b)	7,257	243,690
Vishay Intertechnology, Inc. (b)	6,605	355,217
Vontier Corp.	23,361	677,469
		5,358,296
Materials — 5.5%
Ashland, Inc.	8,172	538,453
Graphic Packaging Holding Co.	58,354	616,802
Ingevity Corp. (a)	12,164	908,286
Minerals Technologies, Inc.	4,756	351,801
Suncrete, Inc. Class A (a) (b)	19,793	445,936
Titan America SA (b)	17,946	334,873
		3,196,151
Real Estate — 5.4%
Americold Realty Trust, Inc.	37,417	588,195
EPR Properties	8,591	498,364
LTC Properties, Inc.	13,857	532,802
Ryman Hospitality Properties, Inc.	6,220	799,581
Terreno Realty Corp.	10,726	694,723
		3,113,665
TOTAL COMMON STOCK (Cost $53,852,657)		57,752,461
TOTAL EQUITIES (Cost $53,852,657)		57,752,461
TOTAL LONG-TERM INVESTMENTS (Cost $53,852,657)		57,752,461

	Number of Shares	Value
Short-Term Investments — 3.9%
Investment of Cash Collateral from Securities Loaned — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	1,790,175	$1,790,175
	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$490,897	490,897
TOTAL SHORT-TERM INVESTMENTS (Cost $2,281,072)		2,281,072
TOTAL INVESTMENTS — 103.2% (Cost $56,133,729) (e)		60,033,533
Other Assets/ (Liabilities) — (3.2)%		(1,841,173)
NET ASSETS — 100.0%		$58,192,360

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $14,642,741 or 25.16% of net assets. The Fund received $13,129,021 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)
Maturity value of $490,924. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $500,868.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
17

MML VIP American Century Small Company Value Fund (see Note 1) – Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	88.2%
Puerto Rico	2.4%
United Kingdom	1.7%
Singapore	1.2%
Germany	1.1%
Canada	0.8%
Cayman Islands	0.8%
Norway	0.7%
Belgium	0.6%
Bermuda	0.5%
Switzerland	0.5%
France	0.5%
Sweden	0.3%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/25/26	USD	27,919	CAD	39,461	$(10)
Citibank N.A.	9/25/26	SEK	44,340	USD	4,584	11
Citibank N.A.	9/25/26	USD	170,156	SEK	1,620,867	2,201
Goldman Sachs & Co.	9/25/26	CAD	72,232	USD	51,019	104
Goldman Sachs & Co.	9/25/26	USD	200,832	CAD	283,345	289
JP Morgan Chase Bank N.A.	9/25/26	USD	190,530	CAD	268,755	314
						$ 2,909

Currency Legend

CAD	Canadian Dollar
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
18

MML VIP American Funds 65/35 Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 66.5%
AFIS Global Growth Fund, Class 1	2,793,605	$117,024,131
American Funds Insurance Series® Growth Fund, Class 1	702,083	97,062,997
American Funds Insurance Series® Growth-Income Fund, Class 1	1,581,276	110,404,673
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	2,372,764	42,235,199
		366,727,000
Fixed Income Funds — 33.6%
American Funds Insurance Series® The Bond Fund Of America, Class 1	19,514,814	185,390,732
TOTAL MUTUAL FUNDS (Cost $528,069,836)		552,117,732
TOTAL LONG-TERM INVESTMENTS (Cost $528,069,836)		552,117,732
TOTAL INVESTMENTS — 100.1% (Cost $528,069,836) (a)		552,117,732
Other Assets/ (Liabilities) — (0.1)%		(632,725)
NET ASSETS — 100.0%		$551,485,007

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
19

MML VIP American Funds 80/20 Allocation Fund – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.2%
Equity Funds — 81.2%
AFIS Global Growth Fund, Class 1	170,259	$7,132,147
American Funds Insurance Series® Growth Fund, Class 1	39,387	5,445,304
American Funds Insurance Series® Growth-Income Fund, Class 1	95,887	6,694,861
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	152,871	2,721,108
		21,993,420
Fixed Income Funds — 19.0%
American Funds Insurance Series® The Bond Fund Of America, Class 1	539,957	5,129,594
TOTAL MUTUAL FUNDS (Cost $27,623,360)		27,123,014
TOTAL LONG-TERM INVESTMENTS (Cost $27,623,360)		27,123,014
TOTAL INVESTMENTS — 100.2% (Cost $27,623,360) (a)		27,123,014
Other Assets/ (Liabilities) — (0.2)%		(43,962)
NET ASSETS — 100.0%		$27,079,052

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MML VIP American Funds Growth Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series® Growth Fund, Class 1	2,714,708	$375,308,382
		375,308,382
TOTAL MUTUAL FUNDS (Cost $287,242,600)		375,308,382
TOTAL INVESTMENTS — 100.1% (Cost $287,242,600) (a)		375,308,382
Other Assets/ (Liabilities) — (0.1)%		(387,567)
NET ASSETS — 100.0%		$374,920,815

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
21

MML VIP Balanced Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 51.6%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	215,516	$4,334,029
MML Focused Equity Fund, Class II (a)	1,326,639	9,419,140
MML Foreign Fund, Initial Class (a)	519,066	6,913,962
MML Income & Growth Fund, Initial Class (a)	498,401	4,909,249
MML Small/Mid Cap Value Fund, Initial Class (a)	209,314	2,084,772
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	690,193	6,191,035
MML VIP American Century Small Company Value Fund, Class II (a)	312,749	3,227,575
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	144,806	1,865,105
MML VIP Invesco Global Fund, Class I (a)	1,239,781	6,818,794
MML VIP Invesco Main Street Equity Fund, Class II (a)	616,796	7,864,149
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class (a)	1,895,166	21,856,108
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	587,752	9,027,873
MML VIP MFS® International Equity Fund, Class II (a)	1,448,287	18,552,551
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	654,598	13,091,960
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	824,652	9,796,869
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	581,201	6,056,119
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	138,711	1,985,610
		133,994,900

	Number of Shares	Value
Fixed Income Funds — 48.5%
Invesco Global Strategic Income Fund, Class R6	1,311,820	$4,092,877
MML Barings High Yield Fund, Class I (a)	93,452	757,899
MML VIP Barings Core Bond Fund, Initial Class (a)	4,761,876	53,932,031
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	507,091	4,452,262
MML VIP Barings Short-Duration Bond Fund, Class II (a)	1,079,932	10,086,567
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,367,682	49,006,936
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	507,734	3,747,077
		126,075,649
TOTAL MUTUAL FUNDS (Cost $244,014,679)		260,070,549
TOTAL LONG-TERM INVESTMENTS (Cost $244,014,679)		260,070,549
TOTAL INVESTMENTS — 100.1% (Cost $244,014,679) (c)		260,070,549
Other Assets/ (Liabilities) — (0.1)%		(205,401)
NET ASSETS — 100.0%		$259,865,148

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
22

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 9.6%
Alphabet, Inc. Class A	65,163	$23,287,301
Alphabet, Inc. Class C	52,525	18,558,658
AT&T, Inc.	77,002	1,593,941
Charter Communications, Inc. Class A (a)	965	137,233
Comcast Corp. Class A	39,877	978,980
EchoStar Corp. Class A (a) (b)	1,531	155,396
Electronic Arts, Inc.	2,538	520,391
Fox Corp. Class A	2,347	122,420
Fox Corp. Class B	1,590	74,476
Live Nation Entertainment, Inc. (a) (b)	1,727	316,231
Meta Platforms, Inc. Class A	24,348	13,714,985
Netflix, Inc. (a)	46,736	3,336,950
News Corp. Class A	4,237	105,205
News Corp. Class B	1,399	39,256
Omnicom Group, Inc.	3,167	230,653
Paramount Skydance Corp. Class B	3,646	35,950
T-Mobile US, Inc.	5,156	864,816
Take-Two Interactive Software, Inc. (a)	1,914	478,462
TKO Group Holdings, Inc.	741	149,171
Trade Desk, Inc. Class A (a)	4,249	76,822
Verizon Communications, Inc.	46,403	1,964,703
Walt Disney Co.	19,298	1,857,432
Warner Bros Discovery, Inc. (a)	27,309	728,058
		69,327,490
Consumer Discretionary — 9.3%
Airbnb, Inc. Class A (a)	4,715	674,716
Amazon.com, Inc. (a)	108,748	25,918,998
Aptiv PLC (a)	2,362	144,980
AutoZone, Inc. (a)	183	584,857
Best Buy Co., Inc.	2,213	167,922
Booking Holdings, Inc.	8,611	1,534,825
Carnival Corp. Ltd.	13,903	397,209
Carvana Co. (a)	7,867	517,806
Chipotle Mexican Grill, Inc. (a)	14,041	477,394
Darden Restaurants, Inc.	1,295	266,783
Deckers Outdoor Corp. (a)	1,549	153,800
Domino’s Pizza, Inc.	350	103,614
DoorDash, Inc., Class A (a)	4,162	768,014
DR Horton, Inc.	2,859	465,674
eBay, Inc.	4,925	550,369
Expedia Group, Inc.	1,265	323,688
Ford Motor Co.	42,973	597,325
Garmin Ltd.	1,854	440,399
General Motors Co.	10,025	772,727

	Number of Shares	Value
Genuine Parts Co.	1,615	$190,538
Hasbro, Inc.	1,428	117,938
Hilton Worldwide Holdings, Inc.	2,553	843,664
Home Depot, Inc.	11,082	3,908,400
Las Vegas Sands Corp.	3,091	142,773
Lennar Corp. Class A	2,440	220,796
Lowe’s Cos., Inc.	6,245	1,376,960
Lululemon Athletica, Inc. (a)	1,105	126,169
Marriott International, Inc. Class A	2,448	907,204
McDonald’s Corp.	7,928	2,143,018
MGM Resorts International (a)	1,918	91,700
NIKE, Inc. Class B	13,522	555,078
Norwegian Cruise Line Holdings Ltd. (a) (b)	5,565	117,477
NVR, Inc. (a)	28	190,775
O’Reilly Automotive, Inc. (a)	9,110	838,940
PulteGroup, Inc.	2,203	302,274
Ralph Lauren Corp.	449	180,233
Ross Stores, Inc.	3,584	762,854
Royal Caribbean Cruises Ltd.	2,801	889,401
Starbucks Corp.	12,683	1,296,076
Tapestry, Inc.	2,284	334,332
Tesla, Inc. (a)	31,309	13,168,565
TJX Cos., Inc.	12,362	1,872,843
Tractor Supply Co.	6,065	191,715
Ulta Beauty, Inc. (a)	467	210,608
Williams-Sonoma, Inc.	1,336	311,422
Wynn Resorts Ltd.	993	96,410
Yum! Brands, Inc.	3,010	481,179
		66,730,442
Consumer Staples — 4.6%
Altria Group, Inc.	18,687	1,344,530
Archer-Daniels-Midland Co.	5,350	408,740
Brown-Forman Corp. Class B	1,550	41,308
Bunge Global SA	1,484	158,387
Casey’s General Stores, Inc.	397	315,532
Church & Dwight Co., Inc.	2,526	244,719
Clorox Co.	1,427	136,193
Coca-Cola Co.	43,098	3,502,574
Colgate-Palmolive Co.	8,973	822,645
Constellation Brands, Inc. Class A	1,474	205,019
Costco Wholesale Corp.	4,941	4,622,157
Dollar General Corp.	2,466	283,861
Dollar Tree, Inc. (a)	2,001	242,021
Estee Lauder Cos., Inc. Class A	2,733	215,770
General Mills, Inc.	5,675	197,490
Hershey Co.	1,664	291,949
Hormel Foods Corp.	2,833	70,315
J.M. Smucker Co.	1,170	131,625
Kenvue, Inc.	21,492	410,712
Keurig Dr. Pepper, Inc.	15,342	502,144

The accompanying notes are an integral part of the financial statements.
23

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark Corp. (b)	3,726	$409,003
Kraft Heinz Co.	9,820	231,948
Kroger Co.	6,255	347,340
McCormick & Co., Inc.	2,938	148,134
Molson Coors Beverage Co. Class B	1,872	72,933
Mondelez International, Inc. Class A	14,232	823,179
Monster Beverage Corp. (a)	7,940	763,193
PepsiCo, Inc.	15,214	2,059,976
Philip Morris International, Inc.	17,329	3,134,989
Procter & Gamble Co.	25,871	3,793,723
Sysco Corp.	5,409	452,084
Target Corp.	5,041	658,405
Tyson Foods, Inc. Class A	3,277	187,608
Walmart, Inc.	48,799	5,526,975
		32,757,181
Energy — 3.0%
APA Corp.	3,778	123,050
Baker Hughes Co.	10,921	606,116
Chevron Corp.	20,868	3,459,080
ConocoPhillips	13,639	1,417,910
Devon Energy Corp.	12,699	524,723
Diamondback Energy, Inc.	2,119	372,478
EOG Resources, Inc.	5,875	762,164
EQT Corp.	6,880	365,810
Expand Energy Corp.	2,739	249,769
Exxon Mobil Corp.	46,063	6,297,733
Halliburton Co.	9,434	320,284
Kinder Morgan, Inc.	21,757	695,571
Marathon Petroleum Corp.	3,284	839,620
Occidental Petroleum Corp.	8,109	393,854
ONEOK, Inc.	6,900	599,886
Phillips 66	4,485	758,189
SLB Ltd.	16,646	773,873
Targa Resources Corp.	2,346	629,056
Texas Pacific Land Corp.	617	270,024
Valero Energy Corp.	3,300	859,452
Williams Cos., Inc.	13,595	1,010,652
		21,329,294
Financials — 11.7%
Aflac, Inc.	4,989	584,960
Allstate Corp.	2,871	683,126
American Express Co.	5,897	1,994,660
American International Group, Inc.	5,930	441,963
Ameriprise Financial, Inc.	1,020	467,935
Aon PLC Class A	2,388	792,076
Apollo Global Management, Inc.	5,169	611,544
Arch Capital Group Ltd. (a)	3,888	377,369
ARES Management Corp. Class A (b)	2,218	246,886
Arthur J Gallagher & Co.	2,829	649,454

	Number of Shares	Value
Assurant, Inc.	553	$148,497
Bank of America Corp.	72,556	4,134,241
Bank of New York Mellon Corp.	7,662	1,108,002
Berkshire Hathaway, Inc. Class B (a)	20,370	10,192,944
Blackrock, Inc.	1,607	1,545,227
Blackstone, Inc.	8,335	980,779
Block, Inc. (a)	6,086	462,536
Brown & Brown, Inc.	3,358	215,416
Capital One Financial Corp.	6,959	1,396,115
Cboe Global Markets, Inc.	1,169	283,681
Charles Schwab Corp.	18,167	1,676,269
Chubb Ltd.	3,982	1,356,827
Cincinnati Financial Corp.	1,736	321,403
Citigroup, Inc.	18,955	2,652,942
Citizens Financial Group, Inc.	4,805	336,686
CME Group, Inc.	4,014	886,412
Coinbase Global, Inc. Class A (a)	2,536	370,738
Corpay, Inc. (a)	704	234,622
Erie Indemnity Co. Class A (b)	309	74,083
Everest Group Ltd.	424	151,465
FactSet Research Systems, Inc.	438	100,775
Fidelity National Information Services, Inc.	5,905	229,586
Fifth Third Bancorp	9,914	558,852
Fiserv, Inc. (a)	5,988	293,711
Franklin Resources, Inc.	3,203	106,564
Global Payments, Inc.	2,613	189,599
Globe Life, Inc.	790	141,157
Goldman Sachs Group, Inc.	3,278	3,315,271
Hartford Insurance Group, Inc.	3,019	400,078
Huntington Bancshares, Inc.	22,596	400,627
Interactive Brokers Group, Inc. Class A	4,872	424,059
Intercontinental Exchange, Inc.	6,322	778,301
Invesco Ltd.	4,872	128,572
Jack Henry & Associates, Inc.	819	112,809
JP Morgan Chase & Co.	29,778	9,747,233
KeyCorp.	10,651	245,506
KKR & Co., Inc.	7,641	701,291
Loews Corp.	1,840	208,306
M&T Bank Corp.	1,609	382,958
Marsh & McLennan Cos., Inc.	5,389	898,185
Mastercard, Inc. Class A	8,967	4,605,451
MetLife, Inc.	6,088	515,106
Moody’s Corp.	1,660	751,847
Morgan Stanley	13,293	2,778,769
MSCI, Inc.	799	447,472
Nasdaq, Inc.	4,999	394,021
Northern Trust Corp.	2,030	352,895
PayPal Holdings, Inc.	9,803	423,294
PNC Financial Services Group, Inc.	4,496	1,107,005

The accompanying notes are an integral part of the financial statements.
24

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Principal Financial Group, Inc.	2,203	$237,439
Progressive Corp.	6,525	1,425,386
Prudential Financial, Inc.	3,888	419,632
Raymond James Financial, Inc.	1,926	292,810
Regions Financial Corp.	9,172	276,994
Robinhood Markets, Inc. Class A (a)	8,752	877,651
S&P Global, Inc.	3,354	1,365,950
State Street Corp.	3,107	526,947
Synchrony Financial	3,811	289,827
T. Rowe Price Group, Inc.	2,424	275,585
Travelers Cos., Inc.	2,390	788,987
Truist Financial Corp.	13,931	694,042
US Bancorp	17,304	1,045,162
Visa, Inc. Class A	18,444	6,327,952
W.R. Berkley Corp.	3,280	231,338
Wells Fargo & Co.	34,008	2,810,421
Willis Towers Watson PLC	1,076	281,234
		84,285,515
Health Care — 8.9%
Abbott Laboratories	19,357	1,756,454
AbbVie, Inc.	19,675	4,951,017
Agilent Technologies, Inc.	3,117	414,031
Align Technology, Inc. (a)	790	133,241
Amgen, Inc.	5,994	2,170,547
Baxter International, Inc. (b)	5,797	123,592
Becton Dickinson & Co.	3,021	457,168
Bio-Techne Corp.	1,707	120,600
Biogen, Inc. (a)	1,632	352,610
Boston Scientific Corp. (a)	16,509	704,604
Bristol-Myers Squibb Co.	22,670	1,306,245
Cardinal Health, Inc.	2,620	622,407
Cencora, Inc.	2,200	622,556
Centene Corp. (a)	5,337	342,582
Charles River Laboratories International, Inc. (a)	548	124,281
Cigna Group	2,920	804,986
Cooper Cos., Inc. (a)	2,263	162,280
CVS Health Corp.	14,163	1,465,162
Danaher Corp.	7,004	1,334,122
DaVita, Inc. (a)	337	74,976
Dexcom, Inc. (a)	4,233	285,093
Edwards Lifesciences Corp. (a)	6,460	584,372
Elevance Health, Inc.	2,403	929,312
Eli Lilly & Co.	8,791	10,544,189
GE HealthCare Technologies, Inc. (a)	4,947	316,657
Gilead Sciences, Inc.	13,811	1,744,882
HCA Healthcare, Inc.	1,743	679,578
Henry Schein, Inc. (a)	1,053	87,947
Humana, Inc.	1,310	520,358
IDEXX Laboratories, Inc. (a)	862	453,791
Incyte Corp. (a)	1,800	204,048

	Number of Shares	Value
Insulet Corp. (a)	831	$126,520
Intuitive Surgical, Inc. (a)	3,953	1,572,029
IQVIA Holdings, Inc. (a)	1,856	358,616
Johnson & Johnson	26,735	6,789,888
Labcorp Holdings, Inc.	913	255,640
McKesson Corp.	1,336	1,009,482
Medtronic PLC	14,272	1,116,499
Merck & Co., Inc.	27,441	3,526,169
Mettler-Toledo International, Inc. (a)	234	298,937
Moderna, Inc. (a) (b)	3,787	265,204
Pfizer, Inc.	63,294	1,524,120
Quest Diagnostics, Inc.	1,274	270,024
Regeneron Pharmaceuticals, Inc.	1,122	699,612
ResMed, Inc.	1,633	318,239
Revvity, Inc. (b)	1,347	149,867
Solventum Corp. (a)	1,749	134,935
STERIS PLC	1,095	230,574
Stryker Corp.	3,834	1,207,097
Thermo Fisher Scientific, Inc.	4,130	2,070,617
UnitedHealth Group, Inc.	10,084	4,191,213
Universal Health Services, Inc. Class B	638	94,864
Veeva Systems, Inc. Class A (a)	1,718	304,893
Vertex Pharmaceuticals, Inc. (a)	2,828	1,404,752
Viatris, Inc.	13,081	207,726
Waters Corp. (a)	1,087	407,668
West Pharmaceutical Services, Inc.	764	274,276
Zimmer Biomet Holdings, Inc.	2,078	178,895
Zoetis, Inc.	4,531	325,598
		63,707,642
Industrials — 8.9%
3M Co.	5,863	949,278
A.O. Smith Corp.	1,162	72,881
Allegion PLC	972	136,556
AMETEK, Inc.	2,528	611,624
Automatic Data Processing, Inc.	4,482	1,003,744
Axon Enterprise, Inc. (a)	870	487,731
Boeing Co. (a)	8,743	1,892,597
Broadridge Financial Solutions, Inc.	1,314	179,952
Builders FirstSource, Inc. (a)	1,290	115,429
C.H. Robinson Worldwide, Inc.	1,317	248,044
Carrier Global Corp.	8,719	639,539
Caterpillar, Inc.	5,119	5,451,223
Cintas Corp.	3,784	643,583
Comfort Systems USA, Inc.	392	776,924
Copart, Inc. (a)	9,689	273,133
CSX Corp.	20,701	983,918
Cummins, Inc.	1,538	1,096,917
Deere & Co.	2,806	1,779,930
Delta Air Lines, Inc.	7,133	668,077
Dover Corp.	1,535	344,270

The accompanying notes are an integral part of the financial statements.
25

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Eaton Corp. PLC	4,324	$1,842,543
EMCOR Group, Inc.	495	410,791
Emerson Electric Co.	6,256	895,546
Equifax, Inc.	1,298	206,019
Expeditors International of Washington, Inc.	1,479	241,047
Fastenal Co.	12,749	612,334
FedEx Corp.	2,408	754,017
Fedex Freight Holding Co., Inc. (a)	1,245	187,995
Fortive Corp.	3,332	203,552
GE Vernova, Inc.	3,000	3,524,580
Generac Holdings, Inc. (a)	645	188,862
General Dynamics Corp.	2,825	1,000,728
General Electric Co.	11,595	4,333,399
Honeywell Aerospace, Inc. (a)	3,534	781,297
Honeywell International, Inc.	3,534	791,263
Howmet Aerospace, Inc.	4,463	1,199,922
Hubbell, Inc.	592	309,734
Huntington Ingalls Industries, Inc.	429	120,073
IDEX Corp.	855	194,042
Illinois Tool Works, Inc.	2,904	785,445
Ingersoll Rand, Inc.	3,976	325,992
Jacobs Solutions, Inc.	1,277	160,902
JB Hunt Transport Services, Inc.	810	234,438
Johnson Controls International PLC	6,814	995,594
L3Harris Technologies, Inc.	2,079	604,137
Leidos Holdings, Inc.	1,462	150,542
Lennox International, Inc.	332	190,219
Lockheed Martin Corp.	2,254	1,148,323
Masco Corp.	2,376	193,335
Nordson Corp.	600	181,014
Norfolk Southern Corp.	2,500	786,475
Northrop Grumman Corp.	1,485	756,325
Old Dominion Freight Line, Inc.	2,048	443,597
Otis Worldwide Corp.	4,367	312,677
PACCAR, Inc.	5,849	702,582
Parker-Hannifin Corp.	1,405	1,374,259
Paychex, Inc.	3,596	353,595
Pentair PLC	1,913	146,651
Quanta Services, Inc.	1,660	1,195,266
Republic Services, Inc.	2,227	474,529
Rockwell Automation, Inc.	1,251	619,345
Rollins, Inc.	3,230	134,820
RTX Corp.	14,943	2,835,135
Snap-on, Inc.	552	222,125
Southwest Airlines Co.	5,468	281,165
Stanley Black & Decker, Inc.	1,698	159,816
Textron, Inc.	1,892	173,553
Trane Technologies PLC	2,464	1,210,218
TransDigm Group, Inc.	627	835,189
Uber Technologies, Inc. (a)	22,613	1,631,754

	Number of Shares	Value
Union Pacific Corp.	6,606	$1,796,832
United Airlines Holdings, Inc. (a)	3,532	480,317
United Parcel Service, Inc. Class B	8,227	884,402
United Rentals, Inc.	701	794,156
Veralto Corp.	2,735	242,540
Verisk Analytics, Inc.	1,454	261,037
Vertiv Holdings Co. Class A	4,259	1,425,998
W.W. Grainger, Inc.	487	662,515
Waste Management, Inc.	4,120	918,266
Westinghouse Air Brake Technologies Corp.	1,871	504,422
Xylem, Inc.	2,594	306,637
		64,049,233
Information Technology — 37.9%
Accenture PLC Class A	6,850	852,414
Adobe, Inc. (a)	4,465	915,414
Advanced Micro Devices, Inc. (a)	18,110	10,520,280
Akamai Technologies, Inc. (a) (b)	1,666	196,938
Amphenol Corp. Class A	13,684	2,412,763
Analog Devices, Inc.	5,440	2,160,605
Apple, Inc.	163,221	47,229,629
Applied Materials, Inc.	8,836	6,388,428
AppLovin Corp. Class A (a)	2,975	1,532,809
Arista Networks, Inc. (a)	11,495	1,952,771
Autodesk, Inc. (a)	2,355	457,859
Broadcom, Inc.	52,617	19,876,072
Cadence Design Systems, Inc. (a)	3,030	1,137,220
CDW Corp.	1,448	203,647
Ciena Corp. (a)	1,568	769,198
Cisco Systems, Inc.	43,984	5,166,361
Cognizant Technology Solutions Corp. Class A	5,173	200,350
Coherent Corp. (a)	2,174	857,578
Corning, Inc.	8,691	2,219,942
Crowdstrike Holdings, Inc. Class A (a)	2,806	2,141,371
Datadog, Inc. Class A (a)	3,646	949,273
Dell Technologies, Inc. Class C	3,215	1,387,144
F5, Inc. (a)	617	256,647
Fair Isaac Corp. (a)	256	305,864
First Solar, Inc. (a)	1,163	274,421
Flex Ltd. (a)	4,086	662,218
Fortinet, Inc. (a)	6,892	1,058,749
Gartner, Inc. (a)	799	103,566
Gen Digital, Inc.	6,244	155,413
GoDaddy, Inc. Class A (a)	1,569	133,177
Hewlett Packard Enterprise Co.	14,793	667,312
HP, Inc.	10,171	223,152
Intel Corp. (a)	52,269	7,298,320
International Business Machines Corp.	10,406	2,926,271

The accompanying notes are an integral part of the financial statements.
26

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Intuit, Inc.	3,098	$808,578
Jabil, Inc.	1,193	459,878
Keysight Technologies, Inc. (a)	1,902	665,833
KLA Corp.	14,505	4,376,304
Lam Research Corp.	13,902	6,024,154
Lumentum Holdings, Inc. (a)	865	742,222
Marvell Technology, Inc.	9,730	2,898,470
Microchip Technology, Inc.	5,928	540,634
Micron Technology, Inc.	12,529	14,462,099
Microsoft Corp.	82,552	30,793,547
Monolithic Power Systems, Inc.	542	749,239
Motorola Solutions, Inc.	1,844	765,795
NetApp, Inc.	2,208	341,710
NVIDIA Corp.	269,164	53,857,025
NXP Semiconductors NV	2,792	784,636
ON Semiconductor Corp. (a)	4,380	414,085
Oracle Corp.	18,877	2,766,424
Palantir Technologies, Inc. Class A (a)	25,430	2,966,918
Palo Alto Networks, Inc. (a)	8,996	3,067,816
PTC, Inc. (a)	1,258	142,921
Qnity Electronics, Inc.	2,383	389,168
QUALCOMM, Inc.	11,713	2,164,445
Roper Technologies, Inc.	1,121	379,335
Salesforce, Inc.	9,091	1,424,196
Sandisk Corp. (a)	1,643	3,735,738
Seagate Technology Holdings PLC	2,492	2,404,780
ServiceNow, Inc. (a)	11,436	1,135,366
Skyworks Solutions, Inc.	1,765	119,667
Super Micro Computer, Inc. (a)	5,436	159,438
Synopsys, Inc. (a)	2,130	950,129
TE Connectivity PLC	3,235	652,208
Teledyne Technologies, Inc. (a)	522	348,122
Teradyne, Inc.	1,722	833,172
Texas Instruments, Inc.	10,103	3,011,401
Trimble, Inc. (a)	2,447	125,237
Tyler Technologies, Inc. (a)	509	148,862
VeriSign, Inc.	900	226,404
Western Digital Corp.	3,830	2,446,298
Workday, Inc. Class A (a)	2,226	272,507
Zebra Technologies Corp. Class A (a)	502	132,157
		272,280,094
Materials — 1.8%
Air Products & Chemicals, Inc.	2,452	718,877
Albemarle Corp.	1,334	180,130
Amcor PLC (b)	4,831	209,424
Avery Dennison Corp.	912	148,063
Ball Corp.	2,970	185,328
CF Industries Holdings, Inc.	1,702	184,258
Corteva, Inc.	7,487	634,074
CRH PLC	7,462	798,434

	Number of Shares	Value
Dow, Inc.	8,208	$224,571
DuPont de Nemours, Inc.	1,440	195,322
Ecolab, Inc.	2,809	782,615
Freeport-McMoRan, Inc.	15,999	1,006,177
International Flavors & Fragrances, Inc.	2,705	214,290
International Paper Co.	5,743	218,808
Linde PLC (LIN US)	5,138	2,666,314
LyondellBasell Industries NV Class A	2,985	157,160
Martin Marietta Materials, Inc.	677	390,426
Mosaic Co.	3,893	82,493
Newmont Corp. (NEM US)	11,864	1,108,098
Nucor Corp.	2,548	567,567
Packaging Corp. of America	941	224,221
PPG Industries, Inc.	2,417	293,158
Sherwin-Williams Co.	2,558	880,771
Smurfit Westrock PLC	5,843	270,297
Steel Dynamics, Inc.	1,528	350,615
Vulcan Materials Co.	1,458	430,125
		13,121,616
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc.	1,735	91,695
American Tower Corp.	5,212	852,527
AvalonBay Communities, Inc.	1,594	300,772
BXP, Inc.	1,600	106,096
Camden Property Trust	1,184	135,556
CBRE Group, Inc. Class A (a)	3,165	426,294
CoStar Group, Inc. (a)	4,886	138,371
Crown Castle, Inc.	4,848	367,139
Digital Realty Trust, Inc.	3,662	657,622
Equinix, Inc.	1,094	1,140,375
Equity Residential	3,745	254,398
Essex Property Trust, Inc.	748	218,109
Extra Space Storage, Inc.	2,287	332,301
Federal Realty Investment Trust	811	100,110
Healthpeak Properties, Inc.	7,850	167,990
Host Hotels & Resorts, Inc.	6,829	161,916
Invitation Homes, Inc.	5,963	180,142
Iron Mountain, Inc.	3,293	415,939
Kimco Realty Corp.	7,894	200,113
Mid-America Apartment Communities, Inc.	1,363	189,375
Prologis, Inc.	10,348	1,401,844
Public Storage	1,730	550,676
Realty Income Corp.	10,435	646,553
Regency Centers Corp.	1,830	145,924
SBA Communications Corp.	1,177	207,693
Simon Property Group, Inc.	3,620	809,613
UDR, Inc.	3,336	133,173
Ventas, Inc.	5,220	463,536

The accompanying notes are an integral part of the financial statements.
27

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
VICI Properties, Inc.	12,218	$324,388
Welltower, Inc.	7,768	1,763,103
Weyerhaeuser Co.	7,632	182,710
		13,066,053
Utilities — 2.2%
AES Corp.	7,356	107,839
Alliant Energy Corp.	2,942	224,445
Ameren Corp.	3,042	343,868
American Electric Power Co., Inc.	6,021	823,733
American Water Works Co., Inc.	2,188	287,897
Atmos Energy Corp.	1,881	324,040
CenterPoint Energy, Inc. (b)	7,242	318,938
CMS Energy Corp.	3,518	269,127
Consolidated Edison, Inc.	4,018	444,511
Constellation Energy Corp.	3,561	884,446
Dominion Energy, Inc.	9,669	660,296
DTE Energy Co.	2,342	356,850
Duke Energy Corp.	8,657	1,095,803
Edison International	4,301	320,209
Entergy Corp.	5,028	577,516
Evergy, Inc.	2,634	227,657
Eversource Energy	4,051	292,766
Exelon Corp.	11,387	530,862
FirstEnergy Corp.	5,595	265,986
NextEra Energy, Inc.	23,184	2,034,860
NiSource, Inc.	5,133	244,074
NRG Energy, Inc.	2,440	356,386
PG&E Corp.	24,300	408,726
Pinnacle West Capital Corp.	1,232	131,824
PPL Corp.	8,260	300,251
Public Service Enterprise Group, Inc.	5,624	456,444
Sempra	7,266	673,631
Southern Co.	12,258	1,173,213
Vistra Corp.	3,546	562,502
WEC Energy Group, Inc.	3,519	410,914
Xcel Energy, Inc.	6,938	557,121
		15,666,735
TOTAL COMMON STOCK (Cost $262,854,124)		716,321,295
TOTAL EQUITIES (Cost $262,854,124)		716,321,295
Rights — 0.0%
Health Care — 0.0%
Hologic Inc., CVR (a) (c) (d)	2,507	—
TOTAL RIGHTS (Cost $25)		—
TOTAL LONG-TERM INVESTMENTS (Cost $262,854,149)		716,321,295

	Number of Shares	Value
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (e)	487,705	$487,705

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (f)	$1,924,592	1,924,592
TOTAL SHORT-TERM INVESTMENTS (Cost $2,412,297)		2,412,297
TOTAL INVESTMENTS — 100.1% (Cost $265,266,446) (g)		718,733,592
Other Assets/ (Liabilities) — (0.1)%		(557,294)
NET ASSETS — 100.0%		$718,176,298

Abbreviation Legend
CVR Contingent Value Rights
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $2,556,442 or 0.36% of net assets. The Fund received $2,128,704 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(f)
Maturity value of $1,924,699. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,963,240.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
28

MML VIP BlackRock® Equity Index Fund (see Note 1) – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/18/26	6	$2,263,054	$ 1,421

The accompanying notes are an integral part of the financial statements.
29

MML VIP Conservative Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 41.5%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	133,052	$2,675,669
MML Focused Equity Fund, Class II (a)	805,377	5,718,174
MML Foreign Fund, Initial Class (a)	306,143	4,077,827
MML Income & Growth Fund, Initial Class (a)	318,186	3,134,132
MML Small/Mid Cap Value Fund, Initial Class (a)	130,301	1,297,801
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	412,811	3,702,912
MML VIP American Century Small Company Value Fund, Class II (a)	190,682	1,967,840
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	88,887	1,144,862
MML VIP Invesco Global Fund, Class I (a)	747,701	4,112,357
MML VIP Invesco Main Street Equity Fund, Class II (a)	371,953	4,742,396
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class (a)	1,140,561	13,153,588
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	344,716	5,294,845
MML VIP MFS® International Equity Fund, Class II (a)	842,978	10,798,550
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	396,985	7,939,704
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	495,992	5,892,380
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	358,190	3,732,337
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	85,099	1,218,178
		80,603,552
Fixed Income Funds — 58.6%
Invesco Global Strategic Income Fund, Class R6	1,197,425	3,735,965
MML Barings High Yield Fund, Class I (a)	89,947	729,472
MML VIP Barings Core Bond Fund, Initial Class (a)	4,279,667	48,470,625
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	461,240	4,049,685
MML VIP Barings Short-Duration Bond Fund, Class II (a)	1,003,614	9,373,758

	Number of Shares	Value
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	4,824,956	$44,051,845
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	470,638	3,473,312
		113,884,662
TOTAL MUTUAL FUNDS (Cost $181,898,164)		194,488,214
TOTAL LONG-TERM INVESTMENTS (Cost $181,898,164)		194,488,214
TOTAL INVESTMENTS — 100.1%
(Cost $181,898,164) (c)		194,488,214
Other Assets/ (Liabilities) — (0.1)%		(164,184)
NET ASSETS — 100.0%		$194,324,030

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
30

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 101.5%
Bank Loans — 1.0%
Advertising — 0.0%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.332% VRN 6/18/29 (a)	$79,517	$71,655
Neptune Bidco US, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.769% VRN 2/03/33 (a)	35,000	34,679
		106,334
Aerospace & Defense — 0.0%
TransDigm, Inc., 2026 Term Loan N, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 2/13/33 (a)	10,000	9,998
Airlines — 0.0%
American Airlines, Inc., 2026 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.666% VRN 5/29/33 (a) (b)	80,000	78,934
VistaJet Malta Finance PLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.442% VRN 4/01/31 (a) (b)	19,950	20,014
		98,948
Apparel — 0.0%
WH Borrower LLC
2026 USD Add on Term Loan B,
0.000% 2/20/32 (b)	10,000	10,025
2025 Term Loan B, 3 mo. USD Term SOFR + 4.464%, 3 mo. USD Term SOFR + 4.500% 8.156% - 8.192% VRN 2/20/32 (a)	79,649	79,713
		89,738
Building Materials — 0.0%
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.014% VRN 4/12/28 (a)	9,974	6,054
2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.164% VRN 5/15/31 (a) (b)	10,000	5,080
		11,134

	Principal Amount	Value
Chemicals — 0.2%
Aruba Investments Holdings LLC
2020 USD Term Loan, 3 mo. USD Term SOFR + 4.000%
7.766% VRN 11/24/27 (a) (b)	$74,830	$68,469
2022 USD Incremental Term Loan, 3 mo. USD Term SOFR + 4.750%
8.416% VRN 11/24/27 (a) (b)	9,974	9,127
Chemours Co., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 10/15/32 (a)	59,700	59,514
Consolidated Energy Finance SA
2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.163% VRN 11/15/30 (a)	89,315	87,104
2026 Incremental Term Loan, 3 mo. USD Term SOFR + 4.750%
8.413% VRN 11/15/30 (a)	39,900	38,636
Discovery Purchaser Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
7.414% VRN 10/04/29 (a)	49,377	49,130
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.652% VRN 3/15/29 (a) (b)	118,819	114,685
Lonza Group AG, USD Term Loan B, 3 mo. USD Term SOFR + 3.925%
7.757% VRN 7/03/28 (a)	89,551	84,642
M2S Group Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.413% VRN 8/25/31 (a)	105,276	104,290
Mativ Holdings, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.144% VRN 4/04/33 (a)	60,000	60,000
Tronox Finance LLC
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.250%
5.982% VRN 4/04/29 (a)	19,849	16,610
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%
6.144% - 6.232% VRN 9/30/31 (a)	104,282	84,617
		776,824

The accompanying notes are an integral part of the financial statements.
31

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.0%
Spin Holdco, Inc., 2026 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.928% VRN 9/04/30 (a)	$174,106	$130,395
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 12/29/32 (a)	59,850	59,052
RelaDyne, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 12/23/30 (a)	34,912	34,364
		93,416
Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.163% VRN 8/01/30 (a)	9,924	7,739
Food — 0.0%
C&S Wholesale Grocers, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.732% VRN 9/20/30 (a)	69,475	66,609
Forest Products & Paper — 0.0%
Spa Holdings 3 Oy, 2025 USD Term Loan B,
0.000% 5/23/30 (b)	5,000	4,971
Health Care - Services — 0.0%
Charlotte Buyer, Inc., 2026 Term Loan B,
0.000% 6/11/31 (b)	25,000	24,955
ModivCare Buyer LLC, Takeback Term Loan, 3 mo. USD Term SOFR + 5.000%
8.732% VRN 12/30/32 (a)	32,648	27,370
		52,325
Home Furnishing — 0.1%
TGP Holdings III LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.994% VRN 6/29/28 (a)	39,981	37,605
Weber-Stephen Products LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.442% VRN 10/01/32 (a) (b)	104,763	103,360
		140,965

	Principal Amount	Value
Insurance — 0.0%
Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 11/06/30 (a)	$14,962	$13,503
Asurion LLC, 2026 Term Loan B14, 3 mo. USD Term SOFR + 3.750%
7.413% VRN 2/23/33 (a)	25,000	23,594
		37,097
Internet — 0.1%
AP Core Holdings II LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 6.500%
10.143% VRN 5/15/31 (a) (b)	65,000	64,614
MH Sub I LLC, 2023 Term Loan,
0.000% 5/03/28 (b)	40,000	38,833
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
6.732% VRN 8/31/28 (a) (b)	208,958	201,384
		304,831
Investment Companies — 0.1%
NEXUS Buyer LLC
2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 7/31/31 (a)	64,460	62,014
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
7.644% VRN 7/31/31 (a)	29,800	28,773
2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.750%
9.394% VRN 2/16/32 (a)	50,000	48,453
VCI Asset Holdings 3 LLC, Fixed Term Loan,
6.875% 4/24/31	25,000	25,333
		164,573
Leisure Time — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.994% VRN 6/01/28 (a)	114,099	109,276
Lodging — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.894% VRN 1/27/29 (a) (b)	129,274	129,077

The accompanying notes are an integral part of the financial statements.
32

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.1%
Altice France SA, 2025 USD Term Loan B14, 3 mo. USD Term SOFR + 6.875%
10.548% VRN 5/31/31 (a)	$83,569	$85,157
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/03/33 (a)	29,423	29,420
EW Scripps Co., 2025 Term Loan B3, 1 mo. USD Term SOFR + 3.350%
7.104% VRN 11/30/29 (a)	33,789	32,114
Sinclair Television Group, Inc., 2025 Term Loan B7, 3 mo. USD Term SOFR + 4.100%
7.932% VRN 12/31/30 (a)	104,311	90,425
		237,116
Oil & Gas — 0.0%
Canacol Energy Ltd.
Term Loan A,
15.000% 6/30/26 (c) (d)	5,463	4,643
Fixed Tranche A2 DIP Term Loan,
15.000% 5/01/33 (c) (d)	2,744	2,744
		7,387
Packaging & Containers — 0.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.819% VRN 4/13/29 (a) (b)	115,000	112,830
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.894% VRN 10/08/30 (a) (b)	198,584	192,346
Pipelines — 0.1%
New Fortress Energy, Inc., 2025 Incremental Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 6.500%
13.250% VRN 10/30/28 (a) (b)	305,000	179,697
Retail — 0.1%
EG America LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.916% VRN 2/10/31 (a)	75,000	75,187
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.502% VRN 6/06/31 (a)	79,392	66,336

	Principal Amount	Value
Park River Holdings, Inc., 2025 Term Loan,
0.000% 3/15/31 (b)	$5,000	$4,988
White Cap Buyer LLC, 2026 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.144% VRN 2/10/33 (a)	35,000	34,836
		181,347
Software — 0.1%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.644% VRN 12/11/28 (a)	64,473	62,789
Aurora Lux Finco SARL, 2025 Term Loan B, 3 mo. USD Term SOFR + 5.250%
8.982% VRN 10/01/32 (a)	89,550	79,476
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000%
7.935% VRN 2/10/28 (a)	44,781	43,374
Coreweave Financing DDTL V LLC, Delayed Draw Term Loan,
0.500% 11/17/31	12,431	12,677
Electronic Arts, Inc., USD Term Loan B,
0.000% 3/24/33 (b)	35,000	35,075
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.925% VRN 6/02/28 (a)	39,740	34,378
		267,769
Telecommunications — 0.0%
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.644% VRN 10/06/32 (a)	29,850	29,999
TOTAL BANK LOANS (Cost $3,566,930)		3,542,741
Corporate Debt — 31.0%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (e)	10,000	10,005
7.125% 2/15/31 (e)	40,000	41,420
7.500% 3/15/33 (e)	45,000	47,381
CMG Media Corp.
8.875% 6/18/29 (e)	10,000	7,319
Neptune Bidco US, Inc.
9.290% 4/15/29 (e)	65,000	66,289
10.375% 5/15/31 (e)	55,000	57,003
9.500% 2/15/33 (e)	65,000	65,719
		295,136

The accompanying notes are an integral part of the financial statements.
33

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 0.5%
ATI, Inc.
4.875% 10/01/29	$45,000	$44,507
5.125% 10/01/31	30,000	29,694
5.875% 6/15/33	20,000	20,278
Boeing Co.
5.930% 5/01/60	300,000	295,103
6.528% 5/01/34	800,000	870,331
Bombardier, Inc.
6.750% 6/15/33 (e)	30,000	31,054
7.000% 6/01/32 (e)	25,000	25,898
Moog, Inc.
5.500% 10/15/34 (e)	20,000	19,695
TransDigm, Inc.
6.125% 7/31/34 (e)	65,000	64,916
6.250% 1/31/34 (e)	10,000	10,204
6.375% 3/01/29 (e)	150,000	152,292
6.375% 5/31/33 (e)	45,000	45,428
6.625% 3/01/32 (e)	125,000	128,203
6.750% 1/31/34 (e)	50,000	51,285
7.125% 12/01/31 (e)	80,000	82,837
		1,871,725
Agriculture — 0.3%
BAT Capital Corp.
6.421% 8/02/33 (f)	900,000	972,865
Darling Ingredients, Inc.
6.000% 6/15/30 (e)	30,000	30,197
		1,003,062
Airlines — 0.0%
Allegiant Travel Co.
7.125% 7/01/31 (e)	20,000	20,244
Azul Secured Finance LLP
9.875% 2/15/31 (e)	25,000	23,943
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (e)	35,000	31,700
United Airlines Holdings, Inc.
5.375% 3/01/31	60,000	59,569
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.500% 6/01/28 (e) (f)	40,000	40,494
		175,950
Apparel — 0.0%
Beach Acquisition Bidco LLC PIK 10.750% , Cash
10.000% 7/15/33 (e)	31,621	35,907
Crocs, Inc.
4.125% 8/15/31 (e)	20,000	18,688
		54,595

	Principal Amount	Value
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
5.875% 12/01/33 (e)	$35,000	$34,891
Aston Martin Capital Holdings Ltd.
10.000% 3/31/29 (e)	35,000	27,231
Ford Motor Credit Co. LLC
5.420% 4/09/31	60,000	59,490
5.800% 3/08/29	800,000	807,005
Nissan Motor Acceptance Co. LLC
2.450% 9/15/28 (e)	5,000	4,641
5.550% 9/13/29 (e)	10,000	9,763
6.125% 9/30/30 (e)	20,000	19,661
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% 1/15/31 (e)	60,000	59,760
		1,022,442
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.375% 10/15/32 (e)	30,000	29,894
7.750% 10/15/33 (e)	50,000	49,393
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (e) (f)	25,000	25,366
6.750% 2/15/30 (e)	95,000	97,891
6.750% 9/15/32 (e)	30,000	30,639
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% 4/15/31 (e)	65,000	64,997
6.375% 4/15/34 (e)	50,000	49,900
Dorman Products, Inc.
6.250% 6/15/34 (e)	10,000	10,115
Forvia SE
6.750% 9/15/33 (e)	35,000	34,984
ZF North America Capital, Inc.
7.500% 3/24/31 (e)	40,000	40,270
6.875% 4/23/32 (e)	15,000	14,757
		448,206
Banks — 8.1%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	70,000	62,113
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32 (a)	3,700,000	3,268,478
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	700,000	623,062
1 day USD SOFR + 1.320% 2.687% VRN 4/22/32 (a)	135,000	122,285
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33 (a)	65,000	58,672
5 yr. CMT + 2.351% 6.250% VRN (a) (g)	80,000	80,961

The accompanying notes are an integral part of the financial statements.
34

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.684% 6.625% VRN (a) (g)	$100,000	$103,098
Bank of New York Mellon Corp. 5 yr. CMT + 2.034%
5.625% VRN (a) (g)	55,000	54,895
Barclays PLC 1 day USD SOFR + 1.230%
5.367% VRN 2/25/31 (a)	1,100,000	1,115,462
BNP Paribas SA
1 day USD SOFR + 1.620% 5.786% VRN 1/13/33 (a) (e)	500,000	516,071
5 yr. CMT + 2.853% 6.875% VRN (a) (e) (g)	50,000	49,972
5 yr. CMT + 2.942% 7.200% VRN (a) (e) (g)	50,000	50,314
5 yr. CMT + 3.134% 7.450% VRN (a) (e) (g)	45,000	46,430
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	105,000	94,394
1 day USD SOFR + 3.914% 4.412% VRN 3/31/31 (a)	1,700,000	1,675,568
1 day USD SOFR + 1.465% 5.333% VRN 3/27/36 (a)	330,000	332,380
5 yr. CMT + 2.745% 6.500% VRN (a) (f) (g)	75,000	75,870
5 yr. CMT + 3.001% 6.625% VRN (a) (g)	50,000	50,940
5 yr. CMT + 2.890% 6.875% VRN (a) (g)	95,000	97,291
5 yr. CMT + 2.726% 6.950% VRN (a) (g)	95,000	97,187
5 yr. CMT + 2.693% 7.125% VRN (a) (g)	40,000	40,923
Citizens Financial Group, Inc. 1 day USD SOFR + 1.910%
5.718% VRN 7/23/32 (a)	1,000,000	1,026,385
Deutsche Bank AG 1 day USD SOFR + 1.300%
4.950% VRN 8/04/31 (a)	700,000	697,543
Fifth Third Bancorp 1 day USD SOFR + 1.486%
4.895% VRN 9/06/30 (a)	600,000	600,889
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32 (a)	2,100,000	1,856,007
1 day USD SOFR + 1.380% 5.536% VRN 1/28/36 (a)	335,000	340,220
10 yr. CMT + 2.400% 6.125% VRN (a) (f) (g)	40,000	40,093

	Principal Amount	Value
5 yr. CMT + 2.461% 6.850% VRN (a) (g)	$125,000	$128,525
HSBC Holdings PLC 5 yr. CMT + 2.914%
6.750% VRN (a) (g)	135,000	136,146
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	230,000	216,023
1 day USD SOFR + 1.260% 2.963% VRN 1/25/33 (a)	4,000,000	3,621,395
1 day USD SOFR + 1.315% 5.502% VRN 1/24/36 (a)	185,000	189,066
5 yr. CMT + 2.080% 6.100% VRN (a) (g)	90,000	91,139
5 yr. CMT + 2.152% 6.500% VRN (a) (g)	80,000	81,921
Mitsubishi UFJ Financial Group, Inc.
1 yr. CMT + 0.780% 4.592% VRN 4/18/30 (a)	200,000	199,011
1 yr. CMT + 0.920% 4.847% VRN 4/21/32 (a)	200,000	199,054
Morgan Stanley
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32 (a)	90,000	78,251
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32 (a)	225,000	197,384
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (a)	180,000	159,123
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	240,000	215,806
1 day USD SOFR + 3.120% 3.622% VRN 4/01/31 (a)	3,100,000	2,968,774
1 day USD SOFR Index + 1.180% 4.809% VRN 4/16/32 (a)	90,000	89,300
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (a)	115,000	115,554
1 day USD SOFR + 1.418% 5.587% VRN 1/18/36 (a)	85,000	86,792
1 day USD SOFR + 1.580% 5.831% VRN 4/19/35 (a)	70,000	72,622
Morgan Stanley Bank NA 1 day USD SOFR Index + 0.974%
4.788% VRN 5/10/30 (a)	250,000	250,247
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (a)	55,000	54,752
NatWest Group PLC 1 yr. CMT + 2.550%
3.073% VRN 5/22/28 (a)	400,000	394,906
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.259% 4.812% VRN 10/21/32 (a)	1,000,000	995,595

The accompanying notes are an integral part of the financial statements.
35

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35 (a)	$60,000	$61,830
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	15,000	16,560
Societe Generale SA 1 yr. CMT + 1.200%
5.500% VRN 4/13/29 (a) (e)	600,000	606,594
Truist Financial Corp. 5 yr. CMT + 2.129% 6.250% VRN (a) (g)	55,000	55,014
UBS Group AG 1 day USD SOFR + 3.730% 4.194% VRN 4/01/31 (a) (e)	900,000	878,646
Walker & Dunlop, Inc.
6.625% 4/01/33 (e)	25,000	25,398
Wells Fargo & Co.
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	200,000	198,731
1 day USD SOFR + 1.500% 5.150% VRN 4/23/31 (a)	2,700,000	2,728,341
1 day USD SOFR + 1.380% 5.211% VRN 12/03/35 (a)	10,000	9,982
1 day USD SOFR + 1.780% 5.499% VRN 1/23/35 (a)	335,000	341,448
5 yr. CMT + 2.340% 6.125% VRN (a) (g)	60,000	60,710
5 yr. CMT + 3.606% 7.625% VRN (a) (g)	25,000	26,303
		28,728,446
Beverages — 0.0%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250% 4/01/29 (e)	80,000	80,298
Biotechnology — 0.0%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	55,000	50,994
Building Materials — 0.1%
Builders FirstSource, Inc.
4.250% 2/01/32 (e)	40,000	37,257
6.375% 6/15/32 (e)	35,000	35,519
6.750% 5/15/35 (e)	40,000	40,783
Camelot Return Merger Sub, Inc.
8.750% 8/01/28 (e) (f)	110,000	68,170
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (e)	60,000	61,340
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% 2/01/30 (e)	60,000	56,487
Quikrete Holdings, Inc.
6.375% 3/01/32 (e)	75,000	76,588

	Principal Amount	Value
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (e)	$50,000	$52,723
Standard Building Solutions, Inc.
6.500% 8/15/32 (e)	30,000	30,181
		459,048
Chemicals — 0.3%
Advancion Sciences, Inc. PIK 10.000%, Cash
9.250% 11/01/26 (e)	73,500	58,616
Axalta Coating Systems Dutch Holding B BV
7.250% 2/15/31 (e)	45,000	46,745
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.750% 6/15/27 (e)	15,000	14,956
Celanese US Holdings LLC
6.500% 4/15/30	30,000	30,574
7.000% 2/15/31	30,000	30,878
7.375% 2/15/34 (f)	30,000	30,994
7.550% STEP 11/15/30	200,000	211,994
Chemours Co.
4.625% 11/15/29 (e)	65,000	62,041
5.750% 11/15/28 (e)	48,000	47,961
7.875% 3/15/34 (e)	30,000	30,146
Consolidated Energy Finance SA
12.000% 2/15/31 (e)	40,000	41,394
Herens Holdco SARL
4.750% 5/15/28 (e)	60,000	52,335
Mativ Holdings, Inc.
8.000% 10/01/29 (e) (f)	25,000	24,818
Methanex Corp.
5.250% 12/15/29	30,000	29,822
5.650% 12/01/44	20,000	18,000
Methanex US Operations, Inc.
6.250% 3/15/32 (e)	25,000	25,316
Olin Corp.
6.625% 4/01/33 (e)	25,000	24,685
Olympus Water US Holding Corp.
4.250% 10/01/28 (e)	30,000	29,098
6.750% 8/01/32 (e)	15,000	14,656
7.250% 2/15/33 (e)	80,000	79,117
SCIH Salt Holdings, Inc.
4.875% 5/01/28 (e)	45,000	44,392
6.625% 5/01/29 (e) (f)	75,000	74,349
WR Grace Holdings LLC
5.625% 8/15/29 (e)	60,000	56,394
6.625% 8/15/32 (e)	30,000	29,096
7.000% 8/01/33 (e)	20,000	19,475
7.375% 3/01/31 (e)	30,000	30,125
		1,157,977

The accompanying notes are an integral part of the financial statements.
36

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.4%
Allied Universal Holdco LLC
7.875% 2/15/31 (e)	$20,000	$20,908
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% 6/15/30 (e)	25,000	25,690
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% 6/01/28 (e)	70,000	68,790
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.000% 2/15/31 (e)	20,000	20,197
Belron UK Finance PLC
5.750% 10/15/29 (e)	45,000	45,208
Block, Inc.
3.500% 6/01/31	15,000	13,808
5.625% 8/15/30 (e)	40,000	40,100
6.000% 8/15/33 (e)	40,000	40,276
6.500% 5/15/32	70,000	71,464
CoreCivic, Inc.
8.250% 4/15/29	60,000	62,491
GEO Group, Inc.
8.625% 4/15/29	25,000	26,044
10.250% 4/15/31	75,000	81,034
Herc Holdings, Inc.
5.750% 3/15/31 (e)	20,000	19,975
6.000% 3/15/34 (e) (f)	25,000	24,834
7.000% 6/15/30 (e)	70,000	72,490
7.250% 6/15/33 (e)	35,000	36,489
Hertz Corp., Convertible,
6.750% 7/01/30 (e)	20,000	18,684
Service Corp. International
4.000% 5/15/31	60,000	56,636
5.125% 6/01/29	30,000	29,763
5.750% 10/15/32	55,000	55,221
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (e)	15,000	15,029
Sotheby’s
8.250% 4/15/31 (e)	95,000	94,500
Sotheby’s/Bidfair Holdings, Inc.
5.875% 6/01/29 (e)	20,000	18,982
StoneMor, Inc.
8.500% 5/15/29 (e)	60,000	59,072
TriNet Group, Inc.
7.125% 8/15/31 (e)	60,000	60,331
United Rentals North America, Inc.
5.375% 11/15/33 (e)	25,000	24,623
6.125% 3/15/34 (e)	75,000	76,889

	Principal Amount	Value
Verisk Analytics, Inc.
4.450% 3/15/31	$43,000	$42,105
VM Consolidated, Inc.
5.500% 4/15/29 (e)	85,000	74,990
Wand NewCo 3, Inc.
7.625% 1/30/32 (e)	25,000	25,858
WEX, Inc.
6.500% 3/15/33 (e)	30,000	29,871
Williams Scotsman, Inc.
6.625% 4/15/30 (e)	25,000	25,755
		1,378,107
Computers — 0.7%
Ahead DB Holdings LLC
6.625% 5/01/28 (e)	75,000	74,959
Amentum Holdings, Inc.
7.250% 8/01/32 (e)	65,000	66,948
CACI International, Inc.
6.375% 6/15/33 (e)	65,000	65,924
Dell International LLC/EMC Corp.
4.500% 2/15/31	1,145,000	1,129,104
5.000% 2/15/34	199,000	196,427
5.100% 2/15/36 (f)	400,000	394,270
5.250% 2/15/37	254,000	250,047
Insight Enterprises, Inc.
6.625% 5/15/32 (e)	20,000	20,327
Science Applications International Corp.
4.875% 4/01/28 (e)	25,000	24,818
5.875% 11/01/33 (e)	40,000	39,395
Seagate Data Storage Technology Pte. Ltd.
5.875% 7/15/30	100,000	101,776
		2,363,995
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	800,000	731,260
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (a)	75,000	75,967
Ally Financial, Inc. 5 yr. CMT + 3.148%
7.100% VRN (a) (g)	60,000	60,810
Avilease Capital Ltd.
5.500% 6/30/31 (e)	200,000	201,362
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (e)	171,000	165,931
4.850% 4/01/33 (e)	60,000	58,079
6.375% 5/04/28 (e)	900,000	923,123

The accompanying notes are an integral part of the financial statements.
37

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital One Financial Corp. 1 day USD SOFR + 2.600%
5.247% VRN 7/26/30 (a)	$700,000	$707,418
Charles Schwab Corp. 10 yr. CMT + 3.079%
4.000% VRN (a) (g)	45,000	42,225
Coinbase Global, Inc.
3.375% 10/01/28 (e)	45,000	42,721
CrossCountry Intermediate Hold Co LLC
6.500% 10/01/30 (e)	35,000	34,497
6.750% 12/01/32 (e)	35,000	33,792
Focus Financial Partners LLC
6.750% 9/15/31 (e)	30,000	30,187
GGAM Finance Ltd.
5.875% 3/15/30 (e)	10,000	10,011
6.875% 4/15/29 (e)	55,000	56,199
8.000% 2/15/27 (e)	20,000	20,046
Global Aircraft Leasing Co. Ltd.
8.750% 9/01/27 (e)	60,000	60,981
Hightower Holding LLC
6.750% 4/15/29 (e)	20,000	19,883
9.125% 1/31/30 (e)	65,000	67,429
Jane Street Group/JSG Finance, Inc.
4.500% 11/15/29 (e)	10,000	9,747
6.125% 11/01/32 (e)	65,000	65,014
6.750% 5/01/33 (e)	15,000	15,426
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% 8/15/28 (e)	35,000	33,795
OneMain Finance Corp.
6.125% 5/15/30	10,000	9,999
6.625% 5/15/29	35,000	35,688
6.750% 3/15/32	35,000	35,084
6.750% 9/15/33	40,000	39,597
7.125% 9/15/32	30,000	30,505
PennyMac Financial Services, Inc.
6.750% 2/15/34 (e)	60,000	57,595
6.875% 2/15/33 (e)	30,000	29,249
Rocket Cos., Inc.
6.125% 8/01/30 (e)	40,000	40,687
6.125% 8/01/31 (e)	25,000	25,533
6.375% 8/01/33 (e)	30,000	30,509
6.500% 8/01/29 (e)	35,000	35,724
Sumisho Air Lease Corp.
5 yr. CMT + 3.149% 4.125% VRN (a) (g)	110,000	107,700
4.400% 3/24/28 (e)	121,000	120,347
4.500% 3/24/29 (e)	120,000	118,982
4.850% 3/24/31 (e)	151,000	149,425

	Principal Amount	Value
UWM Holdings LLC
6.250% 3/15/31 (e)	$25,000	$22,281
6.625% 2/01/30 (e)	50,000	46,589
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% 6/15/31 (e)	50,000	52,296
		4,453,693
Electric — 1.7%
AEP Texas, Inc.
5.200% 4/15/36	64,000	63,125
AES Corp.
3.950% 7/15/30 (e)	400,000	383,178
5.200% 7/15/29	44,000	44,250
Alabama Power Co.
5.100% 4/02/35	310,000	311,869
Alpha Generation LLC
6.250% 1/15/34 (e)	50,000	49,199
6.750% 10/15/32 (e)	105,000	106,932
American Electric Power Co., Inc.
5 yr. CMT + 2.128% 5.800% VRN 3/15/56 (a)	35,000	34,808
5 yr. CMT + 1.940% 6.050% VRN 3/15/56 (a)	35,000	34,803
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (e)	110,000	110,272
Clearway Energy Operating LLC
3.750% 2/15/31 (e)	55,000	51,013
4.750% 3/15/28 (e)	10,000	9,908
5.750% 1/15/34 (e)	40,000	39,221
Cleco Corporate Holdings LLC
3.375% 9/15/29	200,000	188,155
Constellation Energy Generation LLC
4.625% 2/01/29 (e)	50,000	49,712
ContourGlobal Power Holdings SA
6.750% 2/28/30 (e)	35,000	35,519
Dominion Energy, Inc. 5 yr. CMT + 1.869%
6.150% VRN 12/15/56 (a)	75,000	75,228
Duke Energy Corp.
5.450% 6/15/34	300,000	306,405
Duke Energy Florida LLC
5.875% 11/15/33	70,000	73,790
Edison International 5 yr. CMT + 3.864%
8.125% VRN 6/15/53 (a)	55,000	56,517
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375% 12/30/30 (e)	58,639	55,435

The accompanying notes are an integral part of the financial statements.
38

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% 6/30/32 (e)	$15,000	$15,638
Eversource Energy
5 yr. CMT + 2.521% 6.100% VRN 8/15/56 (a)	30,000	29,942
5 yr. CMT + 2.325% 6.350% VRN 8/15/56 (a)	30,000	30,024
FirstEnergy Transmission LLC
4.750% 1/15/33	700,000	686,164
Hawaiian Electric Co., Inc.
6.000% 10/01/33 (e)	75,000	74,304
NRG Energy, Inc.
3.625% 2/15/31 (e)	25,000	23,216
5.250% 6/15/29 (e)	85,000	84,780
5.750% 1/15/28	20,000	20,009
5.750% 1/15/34 (e)	60,000	59,531
5.875% 5/15/34 (e)	20,000	19,895
6.000% 1/15/36 (e)	80,000	79,750
6.125% 5/15/36 (e)	20,000	20,009
6.250% 11/01/34 (e)	55,000	55,689
PG&E Corp.
5 yr. CMT + 3.225% 6.850% VRN 9/15/56 (a)	59,000	58,790
5 yr. CMT + 3.883% 7.375% VRN 3/15/55 (a)	140,000	142,657
Puget Energy, Inc.
4.224% 3/15/32	400,000	383,940
RWE Finance US LLC
5.125% 9/18/35 (e)	200,000	195,188
Sempra 5 yr. CMT + 2.632%
6.375% VRN 4/01/56 (a)	85,000	85,855
Sierra Pacific Power Co.
5 yr. CMT + 2.549% 6.200% VRN 12/15/55 (a)	90,000	89,211
5 yr. CMT + 2.638% 6.375% VRN 9/15/56 (a)	60,000	59,844
Southern Co.
4.850% 3/15/35	700,000	683,714
Southwestern Electric Power Co.
5.200% 4/01/36	104,000	102,627
5.300% 4/01/33	125,000	126,654
Talen Energy Supply LLC
6.250% 2/01/34 (e)	55,000	54,666
6.500% 2/01/36 (e)	45,000	45,367
TransAlta Corp.
5.875% 2/01/34	35,000	34,478
Vistra Operations Co. LLC
4.375% 5/01/29 (e)	25,000	24,562
4.550% 10/30/28 (e)	47,000	46,697

	Principal Amount	Value
5.000% 4/30/31 (e)	$127,000	$126,040
5.250% 4/30/33 (e)	135,000	134,001
5.550% 4/30/36 (e)	219,000	217,881
6.875% 4/15/32 (e)	20,000	20,714
7.750% 10/15/31 (e)	110,000	115,091
Xcel Energy, Inc. 5 yr. CMT + 2.168%
5.750% VRN 12/03/56 (a)	75,000	74,120
XPLR Infrastructure Operating Partners LP
7.250% 1/15/29 (e)	20,000	20,695
7.750% 4/15/34 (e)	45,000	47,366
8.375% 1/15/31 (e) (f)	30,000	31,995
		6,200,443
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
5.250% 4/15/31 (e)	40,000	39,590
5.500% 4/15/34 (e)	35,000	34,623
		74,213
Electronics — 0.1%
Coherent Corp.
5.000% 12/15/29 (e)	145,000	142,766
Sensata Technologies, Inc.
6.625% 7/15/32 (e)	25,000	25,713
TTM Technologies, Inc.
4.000% 3/01/29 (e)	25,000	24,149
		192,628
Energy - Alternate Sources — 0.0%
Eos Energy Enterprises, Inc., Convertible,
1.750% 12/01/31 (e)	106,000	79,021
Engineering & Construction — 0.1%
AECOM
6.000% 8/01/33 (e)	65,000	65,093
Artera Services LLC
8.500% 2/15/31 (e) (f)	210,000	188,893
Brand Industrial Services, Inc.
10.375% 8/01/30 (e)	80,000	65,192
Granite Construction, Inc.
6.375% 6/15/34 (e)	25,000	25,421
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (e)	60,000	60,084
TopBuild Corp.
3.625% 3/15/29 (e)	10,000	10,000
4.125% 2/15/32 (e)	30,000	30,271
5.625% 1/31/34 (e)	20,000	20,195
		465,149

The accompanying notes are an integral part of the financial statements.
39

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500% 2/15/32 (e)	$15,000	$14,632
7.000% 2/15/30 (e)	30,000	30,173
Churchill Downs, Inc.
4.750% 1/15/28 (e)	25,000	24,757
6.750% 5/01/31 (e)	70,000	71,224
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% 10/01/29 (e)	20,000	19,866
7.125% 2/15/31 (e)	20,000	21,136
		181,788
Environmental Controls — 0.1%
Clean Harbors, Inc.
5.750% 10/15/33 (e)	20,000	20,131
6.375% 2/01/31 (e)	50,000	50,706
GFL Environmental Holdings U.S., Inc.
5.500% 2/01/34 (e)	70,000	68,466
5.625% 7/01/31 (e)	55,000	54,993
GFL Environmental, Inc.
6.750% 1/15/31 (e)	45,000	46,295
Madison IAQ LLC
5.875% 6/30/29 (e)	75,000	75,039
Waste Pro USA, Inc.
7.000% 2/01/33 (e)	35,000	35,815
Wrangler Holdco Corp.
6.625% 4/01/32 (e)	40,000	41,003
		392,448
Food — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% 3/15/29 (e)	60,000	56,999
4.875% 2/15/30 (e)	45,000	43,540
5.625% 3/31/32 (e)	25,000	24,170
5.750% 3/31/34 (e)	20,000	19,047
6.250% 3/15/33 (e)	15,000	14,868
C&S Group Enterprises LLC
5.000% 12/15/28 (e) (f)	45,000	42,650
Fiesta Purchaser, Inc.
7.875% 3/01/31 (e)	30,000	30,260
9.625% 9/15/32 (e) (f)	70,000	68,569
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.125% 4/30/33 (e)	15,000	15,280
9.000% 2/15/29 (e)	60,000	62,811
Lamb Weston Holdings, Inc.
4.375% 1/31/32 (e)	75,000	70,521

	Principal Amount	Value
Mars, Inc.
5.200% 3/01/35 (e)	$1,100,000	$1,104,374
Performance Food Group, Inc.
4.250% 8/01/29 (e)	50,000	48,533
5.625% 3/01/34 (e)	45,000	44,167
6.125% 9/15/32 (e)	45,000	45,550
Pilgrim’s Pride Corp.
3.500% 3/01/32	75,000	68,372
Post Holdings, Inc.
4.625% 4/15/30 (e)	25,000	24,152
6.250% 10/15/34 (e)	25,000	24,564
US Foods, Inc.
4.625% 6/01/30 (e)	110,000	107,395
5.750% 4/15/33 (e)	105,000	105,143
		2,020,965
Food Services — 0.1%
Aramark Services, Inc.
5.000% 2/01/28 (e)	105,000	104,789
TKC Holdings, Inc.
8.500% 8/15/30 (e)	65,000	66,892
12.000% 2/15/31 (e)	35,000	36,886
		208,567
Gas — 0.1%
NiSource, Inc.
5.350% 4/01/34	500,000	509,579
Health Care - Products — 0.1%
Avantor Funding, Inc.
3.875% 11/01/29 (e)	115,000	109,789
Insulet Corp.
6.500% 4/01/33 (e)	40,000	40,563
Medline Borrower LP
3.875% 4/01/29 (e)	125,000	121,392
5.250% 10/01/29 (e)	60,000	59,633
Teleflex, Inc.
5.875% 1/15/32 (e)	25,000	25,189
		356,566
Health Care - Services — 0.9%
Centene Corp.
2.450% 7/15/28	600,000	570,163
3.000% 10/15/30	453,000	409,986
3.375% 2/15/30	65,000	60,579
4.625% 12/15/29	60,000	58,203
Charles River Laboratories International, Inc.
3.750% 3/15/29 (e)	80,000	76,803
4.000% 3/15/31 (e)	10,000	9,381
4.250% 5/01/28 (e)	5,000	4,906
Charlotte Buyer, Inc.
8.000% 6/30/31 (e)	15,000	15,184

The accompanying notes are an integral part of the financial statements.
40

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
CHS/Community Health Systems, Inc.
9.750% 1/15/34 (e)	$25,000	$26,102
Cigna Group
5.250% 1/15/36	400,000	401,025
DaVita, Inc.
3.750% 2/15/31 (e)	35,000	32,428
4.625% 6/01/30 (e)	90,000	87,188
6.750% 7/15/33 (e)	10,000	10,319
HealthEquity, Inc.
4.500% 10/01/29 (e)	90,000	87,440
Humana, Inc. 5 yr. CMT + 2.891%
6.625% VRN 9/15/56 (a)	140,000	139,579
IQVIA, Inc.
6.250% 6/01/32 (e)	55,000	55,917
6.500% 5/15/30 (e)	90,000	91,865
Modivcare, Inc.
10.000% 10/01/29 (a) (c) (d) (e)	401,100	521
Molina Healthcare, Inc.
3.875% 11/15/30 (e)	20,000	18,651
3.875% 5/15/32 (e)	10,000	9,041
6.250% 1/15/33 (e)	80,000	80,134
6.500% 2/15/31 (e)	75,000	76,297
Surgery Center Holdings, Inc.
7.250% 4/15/32 (e) (f)	30,000	30,370
Tenet Healthcare Corp.
4.250% 6/01/29	90,000	87,470
4.375% 1/15/30	50,000	48,456
4.625% 6/15/28	75,000	74,363
5.500% 11/15/32 (e)	45,000	44,746
UnitedHealth Group, Inc.
5.300% 6/15/35	170,000	173,138
5.625% 7/15/54	405,000	396,037
US Acute Care Solutions LLC
9.750% 5/15/29 (e)	65,000	61,284
		3,237,576
Home Builders — 0.1%
Beazer Homes USA, Inc.
8.000% 1/15/32 (e)	10,000	10,027
Century Communities, Inc.
6.625% 9/15/33 (e)	35,000	35,341
LGI Homes, Inc.
4.000% 7/15/29 (e)	10,000	9,318
7.000% 11/15/32 (e) (f)	95,000	94,407
Risewell Homes, Inc.
8.500% 11/01/30 (e)	35,000	35,733
		184,826
Home Furnishing — 0.1%
Somnigroup International, Inc.
3.875% 10/15/31 (e)	20,000	18,382
4.000% 4/15/29 (e)	55,000	53,020

	Principal Amount	Value
Whirlpool Corp.
6.125% 6/15/30	$15,000	$13,837
6.500% 6/15/33 (f)	50,000	43,344
7.500% 7/01/31 (e)	20,000	20,239
7.875% 7/01/34 (e)	40,000	40,164
		188,986
Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc.
6.000% 8/01/29 (e)	65,000	57,206
6.750% 7/01/32 (e)	20,000	17,976
7.500% 11/06/30 (e)	70,000	66,391
8.250% 2/01/29 (e)	30,000	28,237
8.500% 6/15/29 (e)	25,000	23,505
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875% 11/01/29 (e)	60,000	58,641
6.750% 4/15/28 (e)	40,000	40,319
7.000% 1/15/31 (e)	20,000	20,325
AmWINS Group, Inc.
4.875% 6/30/29 (e)	80,000	77,087
6.375% 2/15/29 (e)	15,000	15,073
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% 12/31/32 (e)	20,000	20,151
Athene Global Funding
1 day USD SOFR + 0.950% 4.587% FRN 4/19/27 (a) (e)	360,000	360,598
5.583% 1/09/29 (e)	662,000	671,522
Athene Holding Ltd. 5 yr. CMT + 2.582%
6.875% VRN 6/28/55 (a)	85,000	81,617
Broadstreet Partners Group LLC
5.875% 4/15/29 (e)	65,000	63,474
Corebridge Financial, Inc.
3.900% 4/05/32	1,000,000	938,370
CRC Insurance Group LLC
7.125% 6/01/31 (e)	95,000	94,697
Equitable Holdings, Inc.
4.572% 2/15/29 (e)	500,000	494,594
Five Corners Funding Trust II
2.850% 5/15/30 (e)	400,000	372,372
Grand River Funding Trust I
6.311% 2/15/36 (e)	250,000	250,760
HUB International Ltd.
5.625% 12/01/29 (e)	10,000	9,963
7.250% 6/15/30 (e)	90,000	92,361
7.375% 1/31/32 (e)	75,000	76,341
Jackson Financial, Inc.
5.670% 6/08/32 (f)	500,000	503,467
Liberty Mutual Group, Inc.
5.250% 5/01/36 (e)	146,000	144,301

The accompanying notes are an integral part of the financial statements.
41

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
MetLife, Inc.
5.300% 12/15/34 (f)	$300,000	$305,427
Reinsurance Group of America, Inc.
5.750% 9/15/34	900,000	920,977
Ryan Specialty LLC
4.375% 2/01/30 (e)	20,000	19,273
5.875% 8/01/32 (e)	30,000	29,516
Sammons Financial Group, Inc.
5.950% 6/15/36 (e)	161,000	161,255
Unum Group
4.000% 6/15/29	400,000	391,417
USI, Inc.
7.500% 1/15/32 (e)	105,000	105,990
		6,513,203
Internet — 0.4%
AP Core Holdings II LLC
11.000% 5/15/31 (e)	50,000	52,329
Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% 6/15/27 (e) (f)	140,000	139,035
DoorDash, Inc.
0.000% 5/15/30	40,000	39,400
Gen Digital, Inc.
6.250% 4/01/33 (e)	25,000	24,640
ION Platform Finance US, Inc./ION Platform Finance SARL
5.750% 5/15/28 (e)	20,000	18,358
Match Group Holdings II LLC
3.625% 10/01/31 (e)	30,000	26,992
4.125% 8/01/30 (e)	10,000	9,412
Meta Platforms, Inc.
4.875% 5/15/33	268,000	265,578
5.250% 5/15/36	184,000	182,701
Snap, Inc.
6.875% 3/15/34 (e)	25,000	24,203
Uber Technologies, Inc.
4.800% 9/15/34	325,000	318,898
Wayfair LLC
6.750% 11/15/32 (e)	60,000	61,614
7.125% 5/31/34 (e)	15,000	15,423
7.250% 10/31/29 (e)	95,000	98,046
		1,276,629
Investment Companies — 0.7%
ARES Strategic Income Fund
5.700% 3/15/28	900,000	898,656
Blackstone Private Credit Fund
7.300% 11/27/28	300,000	309,528
Compass Group Diversified Holdings LLC
5.250% 4/15/29 (e)	65,000	61,914

	Principal Amount	Value
FS KKR Capital Corp.
7.500% 8/01/31	$20,000	$19,921
HPS Corporate Lending Fund
5.450% 1/14/28	500,000	498,074
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% 2/01/29	15,000	12,811
5.250% 5/15/27	80,000	79,068
9.000% 6/15/30	30,000	27,976
9.750% 1/15/29	30,000	29,422
Riot Platforms, Inc., Convertible,
0.750% 1/15/30	79,000	158,551
Sixth Street Lending Partners
6.125% 7/15/30	200,000	201,108
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29	100,000	101,142
Terawulf, Inc., Convertible,
0.000% 5/01/32 (e)	56,000	82,878
		2,481,049
Iron & Steel — 0.1%
Carpenter Technology Corp.
5.625% 3/01/34 (e)	50,000	49,962
Cleveland-Cliffs, Inc.
7.375% 5/01/33 (e)	10,000	9,995
7.500% 9/15/31 (e)	15,000	15,182
7.625% 1/15/34 (e)	20,000	19,972
Commercial Metals Co.
3.875% 2/15/31	20,000	18,739
5.750% 11/15/33 (e)	20,000	19,882
Mineral Resources Ltd.
6.000% 5/01/32 (e)	15,000	14,839
6.250% 5/01/34 (e)	15,000	14,750
7.000% 4/01/31 (e)	25,000	25,878
9.250% 10/01/28 (e)	24,000	24,779
Samarco Mineracao SA PIK 9.000% , Cash
9.500% 6/30/31 (e)	73,374	73,760
		287,738
Leisure Time — 0.2%
A&K Travel Group Holdings Ltd.
7.500% 5/15/33 (e)	95,000	95,903
Acushnet Co.
5.625% 12/01/33 (e)	25,000	24,868
Carnival Corp. Ltd.
5.125% 5/01/29 (e)	50,000	49,922
5.750% 3/15/30 (e)	70,000	70,864
5.875% 6/15/31 (e)	75,000	76,351
5.750% 8/01/32 (e)	25,000	25,244
6.125% 2/15/33 (e)	75,000	75,911

The accompanying notes are an integral part of the financial statements.
42

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Life Time, Inc.
6.000% 11/15/31 (e)	$100,000	$101,550
MajorDrive Holdings IV LLC
6.375% 6/01/29 (e) (f)	25,000	20,964
Patrick Industries, Inc.
4.750% 5/01/29 (e)	15,000	14,751
6.375% 11/01/32 (e)	20,000	19,916
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (e)	65,000	66,436
Viking Cruises Ltd.
9.125% 7/15/31 (e)	35,000	36,672
5.875% 10/15/33 (e)	60,000	60,094
		739,446
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
3.750% 5/01/29 (e)	100,000	96,442
4.000% 5/01/31 (e)	30,000	28,353
5.500% 9/15/31 (e)	60,000	60,153
5.500% 3/31/34 (e)	30,000	29,743
5.750% 9/15/33 (e)	40,000	40,150
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (e)	95,000	96,412
Station Casinos LLC
4.500% 2/15/28 (e)	40,000	39,541
6.625% 3/15/32 (e)	15,000	15,234
		406,028
Machinery - Construction & Mining — 0.0%
BWX Technologies, Inc.
4.125% 6/30/28 (e)	75,000	73,578
4.125% 4/15/29 (e)	45,000	43,609
		117,187
Machinery - Diversified — 0.0%
Mueller Water Products, Inc.
4.000% 6/15/29 (e)	40,000	38,747
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (e)	55,000	49,532
4.500% 8/15/30 (e)	155,000	144,079
4.500% 5/01/32	50,000	44,133
4.750% 3/01/30 (e)	80,000	75,852
5.375% 6/01/29 (e)	40,000	39,131
7.000% 2/01/33 (e)	60,000	58,841

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	$92,000	$90,185
5.375% 5/01/47	1,300,000	1,052,212
6.384% 10/23/35	1,300,000	1,297,874
CSC Holdings LLC
3.375% 2/15/31 (e) (f)	185,000	109,713
4.500% 11/15/31 (e)	215,000	127,037
4.625% 12/01/30 (e)	35,000	8,138
5.500% 4/15/27 (e) (f)	20,000	13,400
Discovery Global Holdings, Inc.
5.050% 3/15/42	50,000	36,628
DISH Network Corp.
11.750% 11/15/27 (e)	50,000	51,378
Dotdash Meredith, Inc.
7.625% 6/15/32 (e)	25,000	23,663
EchoStar Corp.
10.750% 11/30/29	109,000	117,788
EW Scripps Co.
9.875% 8/15/30 (e)	135,000	118,162
Gray Media, Inc.
4.750% 10/15/30 (e)	50,000	35,916
Nexstar Media, Inc.
6.500% 9/15/33 (e)	40,000	39,989
Scripps Escrow II, Inc.
3.875% 1/15/29 (e)	40,000	36,491
Sirius XM Radio LLC
4.125% 7/01/30 (e)	15,000	14,118
5.000% 8/01/27 (e)	4,000	3,995
5.500% 7/01/29 (e)	10,000	9,977
Space Exploration Technologies Corp.
5.350% 7/15/31 (e)	491,000	489,721
5.650% 7/15/33 (e)	689,000	684,895
5.875% 7/15/36 (e)	40,000	39,479
Time Warner Cable LLC
5.500% 9/01/41	385,000	329,420
5.875% 11/15/40	170,000	152,018
Univision Communications, Inc.
8.500% 7/31/31 (e)	30,000	30,130
8.875% 4/15/33 (e)	35,000	34,455
9.375% 8/01/32 (e)	40,000	40,642
Virgin Media Secured Finance PLC
5.500% 5/15/29 (e)	15,000	14,237
VZ Secured Financing BV
5.000% 1/15/32 (e)	20,000	17,503
		5,430,732

The accompanying notes are an integral part of the financial statements.
43

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.375% 3/01/34 (e)	$40,000	$39,081
6.375% 6/15/30 (e)	20,000	20,276
Vallourec SACA
7.500% 4/15/32 (e)	50,000	52,258
		111,615
Mining — 0.1%
Alcoa Nederland Holding BV
4.125% 3/31/29 (e)	75,000	73,050
Alumina Pty. Ltd.
6.375% 9/15/32 (e)	50,000	50,920
Capstone Copper Corp.
6.750% 3/31/33 (e)	70,000	70,952
ERO Copper Corp.
6.500% 2/15/30 (e)	85,000	84,681
First Quantum Minerals Ltd.
6.375% 2/15/36 (e)	85,000	83,418
7.250% 2/15/34 (e)	25,000	25,629
8.000% 3/01/33 (e)	35,000	36,593
Kaiser Aluminum Corp.
5.875% 3/01/34 (e)	20,000	19,792
Volcan Cia Minera SAA
8.500% 10/28/32 (e)	40,000	41,388
		486,423
Miscellaneous - Manufacturing — 0.0%
Axon Enterprise, Inc.
6.125% 3/15/30 (e)	65,000	66,297
Enpro, Inc.
6.125% 6/01/33 (e)	50,000	50,655
LSB Industries, Inc.
6.250% 10/15/28 (e)	45,000	45,015
		161,967
Oil & Gas — 1.4%
Breakwater Energy Holdings SARL
9.250% 11/15/30 (e)	30,000	31,652
California Resources Corp.
7.000% 1/15/34 (e)	20,000	19,779
7.250% 1/15/35 (e)	35,000	34,719
Canacol Energy Ltd.
5.750% 11/24/28 (e) (h)	40,000	13,820
Cenovus Energy, Inc.
4.650% 3/20/31	66,000	65,155
5.400% 3/20/36	50,000	49,533
CITGO Petroleum Corp.
8.375% 1/15/29 (e)	40,000	41,152
CNX Resources Corp.
5.875% 3/01/34 (e)	40,000	38,926
7.250% 3/01/32 (e)	25,000	25,756

	Principal Amount	Value
Comstock Resources, Inc.
5.875% 1/15/30 (e)	$110,000	$103,748
6.750% 3/01/29 (e)	20,000	19,694
CVR Energy, Inc.
7.500% 2/15/31 (e)	65,000	64,691
DBR Land Holdings LLC
6.250% 12/01/30 (e)	19,000	19,297
Energean Israel Finance Ltd.
5.375% 3/30/28 (e)	15,000	14,840
5.875% 3/30/31 (e)	45,000	43,184
Kosmos Energy Ltd.
7.500% 3/01/28 (e) (f)	135,000	128,415
Matador Resources Co.
6.000% 4/15/34 (e)	15,000	14,624
6.250% 4/15/33 (e)	20,000	19,927
6.500% 4/15/32 (e)	35,000	35,191
Moss Creek Resources Holdings, Inc.
8.250% 9/01/31 (e)	35,000	34,700
Northern Oil & Gas, Inc.
7.875% 10/15/33 (e)	65,000	64,587
8.750% 6/15/31 (e)	75,000	77,250
Occidental Petroleum Corp.
5.550% 10/01/34 (f)	1,100,000	1,125,225
Par Petroleum LLC
7.375% 6/01/34 (e)	40,000	40,476
PBF Holding Co. LLC/PBF Finance Corp.
7.250% 6/01/34 (e)	45,000	44,550
9.875% 3/15/30 (e) (f)	125,000	133,648
Permian Resources Operating LLC
5.875% 7/01/29 (e)	10,000	9,999
Petroleos Mexicanos
5.950% 1/28/31	50,000	49,419
6.625% 6/15/35	300,000	291,259
7.690% 1/23/50	2,000,000	1,865,418
Seadrill Finance Ltd.
8.375% 8/01/30 (e)	10,000	10,452
Sunoco LP
5.375% 7/15/31 (e)	30,000	29,592
5.625% 3/15/31 (e)	95,000	94,307
5.625% 7/15/34 (e)	30,000	29,279
5 yr. CMT + 4.230% 7.875% VRN (a) (e) (g)	120,000	124,792
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	85,000	83,111
Transocean International Ltd.
8.250% 5/15/29 (e)	80,000	82,607
8.500% 5/15/31 (e)	55,000	57,101
8.750% 2/15/30 (e)	17,500	18,184
Valaris Ltd.
8.375% 4/30/30 (e)	15,000	15,577
		5,065,636

The accompanying notes are an integral part of the financial statements.
44

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625% 9/01/32 (e)	$50,000	$50,994
Archrock Services LP/Archrock Partners Finance Corp.
6.000% 2/01/34 (e)	40,000	39,760
Kodiak Gas Services LLC
5.875% 4/01/31 (e)	35,000	35,090
6.500% 10/01/33 (e)	35,000	35,478
6.750% 10/01/35 (e)	30,000	30,776
SESI LLC
7.875% 9/30/30 (e)	20,000	20,322
TGS ASA
8.500% 1/15/30 (e)	50,000	52,555
USA Compression Partners LP/USA Compression Finance Corp.
6.250% 10/01/33 (e)	40,000	39,657
7.125% 3/15/29 (e)	25,000	25,609
WBI Operating LLC
6.250% 10/15/30 (e)	50,000	50,278
6.500% 10/15/33 (e)	35,000	35,219
		415,738
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (e)	105,000	99,810
6.250% 1/30/31 (e)	80,000	80,895
Ball Corp.
3.125% 9/15/31 (f)	25,000	22,628
5.500% 9/15/33	50,000	50,309
6.000% 6/15/29	30,000	30,483
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (e)	40,000	39,950
6.750% 4/15/32 (e)	35,000	33,971
8.750% 4/15/30 (e)	115,000	113,437
Crown Americas LLC
5.875% 6/01/33	70,000	70,492
Graphic Packaging International LLC
6.375% 7/15/32 (e) (f)	55,000	55,491
		597,466
Pharmaceuticals — 0.3%
1261229 BC Ltd.
10.000% 4/15/32 (e)	200,000	202,567
Accendra Health, Inc.
9.750% 6/15/33 (e) (f) (i)	25,950	17,612
CVS Health Corp.
4.780% 3/25/38	65,000	60,942
5.450% 9/15/35	500,000	506,468

	Principal Amount	Value
5.700% 6/01/34	$30,000	$30,968
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	30,000	31,255
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	90,000	93,438
Grifols SA
4.750% 10/15/28 (e)	15,000	14,700
Jazz Securities DAC
4.375% 1/15/29 (e)	40,000	39,183
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (e)	35,000	34,627
6.750% 5/15/34 (e)	20,000	21,097
Teva Pharmaceutical Finance Netherlands IV BV
5.750% 12/01/30	45,000	46,100
		1,098,957
Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% 10/15/33 (e)	45,000	44,566
Cheniere Energy Partners LP
5.350% 11/30/36 (e)	133,000	132,319
Cheniere Energy, Inc.
5.200% 7/30/36 (e)	75,000	73,848
CNX Midstream Partners LP
4.750% 4/15/30 (e)	45,000	42,895
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% 12/15/33 (e)	65,000	67,947
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.625% 3/15/29 (e)	46,000	47,810
DT Midstream, Inc.
4.375% 6/15/31 (e)	40,000	38,636
Energy Transfer LP
5.750% 2/15/33	500,000	517,677
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (a)	75,000	75,627
5 yr. CMT + 2.475% 6.750% VRN 2/15/56 (a)	75,000	76,615
5 yr. CMT + 5.306% 7.125% VRN (a) (g)	20,000	20,636
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	70,000	70,618
7.125% 7/01/33 (e)	25,000	25,296
8.250% 1/15/32 (e)	25,000	26,183
Harvest Midstream I LP
6.750% 5/15/34 (e)	45,000	45,641
7.500% 5/15/32 (e)	75,000	77,683

The accompanying notes are an integral part of the financial statements.
45

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Hess Midstream Operations LP
4.250% 2/15/30 (e)	$50,000	$48,231
6.500% 6/01/29 (e)	95,000	96,942
Howard Midstream Energy Partners LLC
6.625% 1/15/34 (e)	40,000	40,342
7.375% 7/15/32 (e)	60,000	62,143
Kinetik Holdings LP
5.875% 6/15/30 (e)	60,000	60,349
6.625% 12/15/28 (e)	45,000	45,744
MPLX LP
4.950% 9/01/32	373,000	371,028
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.023% VRN (a) (g)	170,000	169,997
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 1/15/31	800,000	793,084
Prairie Acquiror LP
9.000% 8/01/29 (e)	80,000	83,097
Rio Grande LNG LLC
5.250% 6/30/31 (e) (i)	57,000	56,990
5.500% 1/30/34 (e) (i)	72,000	71,623
5.750% 6/30/36 (e) (i)	164,000	163,424
Rockies Express Pipeline LLC
6.750% 3/15/33 (e)	40,000	41,117
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% 12/31/30 (e)	45,000	45,021
7.375% 2/15/29 (e)	15,000	15,386
Targa Resources Corp.
4.350% 4/15/31	96,000	93,783
4.900% 9/15/30	500,000	501,099
5.650% 2/15/36	400,000	406,607
TransCanada PipeLines Ltd. 5 yr. CMT + 2.250%
6.125% VRN 10/17/56 (a)	40,000	40,443
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (e)	10,000	9,389
Venture Global Plaquemines LNG LLC
6.125% 12/15/30 (e)	40,000	40,926
6.500% 1/15/34 (e)	46,000	47,931
6.500% 6/15/34 (e)	45,000	46,880
6.750% 1/15/36 (e)	70,000	74,221
7.500% 5/01/33 (e)	20,000	21,950
7.750% 5/01/35 (e)	25,000	28,037
Western Midstream Operating LP
4.050% STEP 2/01/30	900,000	871,854
5.700% 7/01/36	229,000	229,412
Williams Cos., Inc.
2.600% 3/15/31	800,000	723,957
		6,685,004

	Principal Amount	Value
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
9.750% 4/15/30 (e)	$15,000	$16,126
Compass, Inc., Convertible,
0.250% 4/15/31 (e)	45,000	48,870
Kennedy-Wilson, Inc.
7.000% 6/01/31 (e)	85,000	86,890
Redfin Corp., Convertible,
0.500% 4/01/27	120,000	115,200
		267,086
Real Estate Investment Trusts (REITS) — 2.5%
Agree LP
5.600% 6/15/35	500,000	511,612
American Homes 4 Rent LP
2.375% 7/15/31	155,000	137,115
Brixmor Operating Partnership LP
5.200% 4/01/32	700,000	704,018
COPT Defense Properties LP
4.500% 10/15/30	1,000,000	985,332
CTR Partnership LP/CareTrust Capital Corp.
3.875% 6/30/28 (e)	40,000	38,981
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	32,000	30,728
4.000% 1/15/31	75,000	70,827
5.625% 3/01/36	55,000	53,899
Healthcare Realty Holdings LP
3.100% 2/15/30	495,000	465,863
3.625% 1/15/28	45,000	44,208
Millrose Properties, Inc.
6.375% 8/01/30 (e)	50,000	50,678
MPT Operating Partnership LP/MPT Finance Corp.
5.000% 10/15/27 (f)	105,000	101,846
Omega Healthcare Investors, Inc.
3.375% 2/01/31	590,000	547,763
3.625% 10/01/29	800,000	767,298
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875% 10/01/28 (e)	25,000	24,987
7.000% 2/01/30 (e)	25,000	25,594
Phillips Edison Grocery Center Operating Partnership I LP
4.750% 3/15/33	89,000	87,259
5.750% 7/15/34	500,000	516,363
Regency Centers LP
5.000% 7/15/32	400,000	402,381

The accompanying notes are an integral part of the financial statements.
46

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.
5.750% 3/15/34 (e)	$35,000	$34,675
6.500% 6/15/33 (e)	35,000	35,908
Sabra Health Care LP
3.200% 12/01/31	600,000	544,074
Starwood Property Trust, Inc.
5.250% 10/15/28 (e)	20,000	19,909
5.875% 8/15/29 (e) (i)	25,000	25,075
6.125% 6/01/31 (e)	10,000	10,053
6.500% 7/01/30 (e)	40,000	40,849
6.500% 10/15/30 (e)	40,000	40,923
Sun Communities Operating LP
2.700% 7/15/31 (f)	600,000	540,062
Tanger Properties LP
2.750% 9/01/31	800,000	719,149
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (e)	15,000	14,652
Ventas Realty LP
3.000% 1/15/30	600,000	566,009
VICI Properties LP
5.125% 5/15/32	500,000	495,889
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (e)	60,000	58,293
4.125% 8/15/30 (e)	19,000	18,235
		8,730,507
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
4.000% 10/15/30 (e)	175,000	165,209
6.125% 6/15/29 (e)	120,000	121,801
Asbury Automotive Group, Inc.
4.625% 11/15/29 (e)	30,000	29,212
5.000% 2/15/32 (e)	30,000	28,694
Bath & Body Works, Inc.
6.625% 10/01/30 (e)	45,000	45,904
EG Global Finance PLC
12.000% 11/30/28 (e)	200,000	212,376
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (e) (f)	160,000	156,912
Group 1 Automotive, Inc.
6.375% 1/15/30 (e)	100,000	101,255
LBM Acquisition LLC
6.250% 1/15/29 (e)	20,000	14,454
9.500% 6/15/31 (e)	105,000	93,104
Michaels Cos., Inc.
8.500% 3/15/33 (e)	110,000	108,954
Murphy Oil USA, Inc.
5.875% 6/01/34 (e)	55,000	55,173

	Principal Amount	Value
Park River Holdings, Inc.
8.000% 3/15/31 (e)	$20,000	$20,175
QXO Building Products, Inc.
6.500% 7/15/31 (e)	25,000	25,479
6.750% 4/30/32 (e)	20,000	20,652
6.875% 7/15/34 (e)	25,000	25,664
Staples, Inc.
10.750% 9/01/29 (e)	105,000	100,165
Yum! Brands, Inc.
3.625% 3/15/31	20,000	18,615
4.625% 1/31/32	35,000	33,491
4.750% 1/15/30 (e)	35,000	34,426
		1,411,715
Semiconductors — 0.7%
Broadcom, Inc.
2.450% 2/15/31	900,000	814,309
3.137% 11/15/35 (e)	800,000	679,568
Entegris, Inc.
4.375% 4/15/28 (e)	75,000	73,945
5.950% 6/15/30 (e)	80,000	80,812
MKS, Inc., Convertible,
1.250% 6/01/30	18,000	52,984
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.850% 8/19/32	600,000	591,835
Wolfspeed, Inc. PIK 12.000%, Cash
7.000% 6/15/31	30,000	27,235
		2,320,688
Software — 0.9%
Cloud Software Group, Inc.
6.500% 3/31/29 (e)	105,000	101,880
9.000% 9/30/29 (e)	180,000	174,714
CoreWeave, Inc.
9.000% 2/01/31 (e)	85,000	83,998
9.250% 6/01/30 (e) (f)	110,000	110,715
9.625% 7/15/32 (e)	25,000	24,626
9.750% 10/01/31 (e)	85,000	84,812
Elastic NV
4.125% 7/15/29 (e)	95,000	90,638
Ellucian Holdings, Inc.
6.500% 12/01/29 (e)	80,000	77,332
Fair Isaac Corp.
4.000% 6/15/28 (e)	25,000	24,456
6.000% 5/15/33 (e)	65,000	64,007
MSCI, Inc.
5.250% 9/01/35	459,000	449,288
OAK-Eagle Acquireco, Inc.
7.250% 7/01/33 (e)	65,000	67,997
8.750% 7/01/34 (e)	30,000	31,840

The accompanying notes are an integral part of the financial statements.
47

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp.
3.600% 4/01/40	$70,000	$51,042
3.800% 11/15/37	55,000	43,942
4.800% 9/26/32	700,000	666,058
5.350% 5/04/33	50,000	48,569
5.950% 9/26/55	400,000	339,927
Paychex, Inc.
5.350% 4/15/32	400,000	404,765
SS&C Technologies, Inc.
5.500% 9/30/27 (e)	20,000	19,997
6.500% 6/01/32 (e)	50,000	50,427
Strategy, Inc., Convertible,
0.000% 12/01/29	123,000	106,001
UKG, Inc.
6.875% 2/01/31 (e)	135,000	131,150
		3,248,181
Telecommunications — 1.3%
Altice Financing SA
5.000% 1/15/28 (e)	23,000	16,215
9.625% 7/15/27 (e)	35,000	26,868
Altice France Lux 3/Altice Holdings 1
10.000% 1/15/33 (e)	50,000	49,179
Altice France SA
6.875% 7/15/32 (e)	226,767	219,890
APLD ComputeCo 2 LLC
6.750% 3/15/31 (e)	45,000	45,162
APLD ComputeCo 3 LLC
7.000% 6/15/31 (e)	85,000	84,826
APLD ComputeCo LLC
9.250% 12/15/30 (e)	135,000	145,636
AT&T, Inc.
2.550% 12/01/33	1,000,000	839,903
Black Pearl Compute LLC
6.125% 2/15/31 (e)	23,000	23,295
C&W Senior Finance Ltd.
9.000% 1/15/33 (e)	45,000	45,448
Cipher Compute LLC
7.125% 11/15/30 (e)	65,000	67,569
Core Scientific Finance I LLC
7.750% 5/15/31 (e)	140,000	141,968
Edged Compute LLC
7.500% 4/30/31 (e)	110,000	107,209
ELK Grove Village Property LLC
7.500% 6/15/31 (e)	10,000	10,068
Flash Compute LLC
7.250% 12/31/30 (e)	100,000	102,822
HUT 8 DC LLC
6.192% 11/15/42 (e)	227,000	229,924
Iliad Holding SAS
7.000% 4/15/32 (e)	50,000	50,958

	Principal Amount	Value
Level 3 Financing, Inc.
6.875% 6/30/33 (e)	$115,000	$118,151
7.000% 3/31/34 (e)	80,000	82,491
7.500% 2/15/37 (e)	30,000	30,791
8.500% 1/15/36 (e)	5,000	5,369
Meridian Arc Holdco LLC
6.250% 4/30/31 (e)	115,000	115,258
Millicom International Cellular SA
4.500% 4/27/31 (e)	30,000	27,994
NTT Finance Corp.
4.876% 7/16/30 (e)	200,000	199,556
5.012% 11/01/31 (e) (i)	200,000	199,733
5.259% 11/01/33 (e) (i)	230,000	229,291
PR RNO Property Owner 1 LLC
6.500% 5/01/31 (e)	195,000	194,719
Rogers Communications, Inc.
5 yr. CMT + 2.840% 6.875% VRN 7/31/56 (a)	50,000	50,586
5 yr. CMT + 2.653% 7.000% VRN 4/15/55 (a)	35,000	35,816
5 yr. CMT + 2.620% 7.125% VRN 4/15/55 (a)	50,000	51,370
Sable International Finance Ltd.
7.125% 10/15/32 (e)	110,000	109,183
Stingray Compute LLC
6.000% 6/15/31 (e)	15,000	15,030
SV RNO Property Owner 1 LLC
5.875% 3/01/31 (e)	45,000	44,351
T-Mobile USA, Inc.
5.050% 7/15/33	500,000	499,149
TELUS Corp.
5 yr. CMT + 2.694% 6.375% VRN 6/09/56 (a)	35,000	34,910
5 yr. CMT + 2.769% 6.625% VRN 10/15/55 (a)	15,000	15,209
5 yr. CMT + 2.515% 6.625% VRN 6/09/56 (a)	35,000	34,912
5 yr. CMT + 2.709% 7.000% VRN 10/15/55 (a)	35,000	36,190
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (e)	95,000	94,250
8.625% 6/15/32 (e)	25,000	26,080
Uniti Services LLC
7.500% 10/15/33 (e)	30,000	31,571
Viasat, Inc.
6.500% 7/15/28 (e)	30,000	29,925
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (e)	45,000	36,974

The accompanying notes are an integral part of the financial statements.
48

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Services LLC/ Windstream Escrow Finance Corp.
8.250% 10/01/31 (e)	$20,000	$21,091
WULF Compute LLC
7.750% 10/15/30 (e)	110,000	115,538
Yondr JK 1 LLC
6.875% 6/30/31 (e)	30,000	30,075
		4,722,503
Transportation — 0.0%
Genesee & Wyoming, Inc.
6.250% 4/15/32 (e)	75,000	76,075
Rand Parent LLC
8.500% 2/15/30 (e)	35,000	36,254
XPO, Inc.
6.250% 6/01/28 (e)	5,000	5,050
7.125% 2/01/32 (e)	35,000	36,297
		153,676
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
7.000% 6/15/32 (e)	15,000	15,492
7.875% 12/01/30 (e)	40,000	41,794
		57,286
TOTAL CORPORATE DEBT (Cost $111,836,506)		110,661,636
Non-U.S. Government Agency Obligations — 13.8%
Commercial Mortgage-Backed Securities — 3.9%
ARES Commercial Mortgage Trust, Series 2026-GCP, Class A, 1 mo. USD Term SOFR + 1.250%
4.875% FRN 2/15/43 (a) (e)	114,000	114,000
Barings Issuer LLC, Series 2026-SBP, Class A
4.820% 2/26/59 (e)	238,967	235,731
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (e)	1,160,000	1,073,365
Series 2020-VIVA, Class D, 3.667% VRN 3/11/44 (a) (e) (j)	780,000	721,766
Series 2026-XL6, Class A, 1 mo. USD Term SOFR + 1.200% 4.825% FRN 3/15/43 (a) (e)	513,581	513,581
Series 2026-ALOHA, Class A, 1 mo. USD Term SOFR + 1.350% 4.975% FRN 4/15/43 (a) (e)	347,000	347,326
Series 2026-LP3, Class A, 1 mo. USD Term SOFR + 1.380% 5.005% FRN 4/15/43 (a) (e)	342,751	343,821

	Principal Amount	Value
Series 2026-XL6, Class B, 1 mo. USD Term SOFR + 1.450% 5.075% FRN 3/15/43 (a) (e)	$156,425	$156,767
Series 2026-XL6, Class C, 1 mo. USD Term SOFR + 1.600% 5.225% FRN 3/15/43 (a) (e)	652,826	653,031
Series 2025-SPOT, Class B, 1 mo. USD Term SOFR + 1.743% 5.368% FRN 4/15/40 (a) (e)	525,852	526,181
BX Mortgage Trust
Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.013% 4.638% FRN 10/15/36 (a) (e)	550,000	549,869
Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.413% 5.038% FRN 10/15/36 (a) (e)	550,000	549,803
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (e)	180,000	169,674
Series 2025-ROIC, Class A, 1 mo. USD Term SOFR + 1.144% 4.769% FRN 3/15/30 (a) (e)	497,401	496,625
Series 2025-DIME, Class A, 1 mo. USD Term SOFR + 1.150% 4.775% FRN 2/15/35 (a) (e)	420,000	418,426
Series 2026-CIP, Class A, 1 mo. USD Term SOFR + 1.200% 4.825% FRN 5/15/38 (a) (e)	236,328	236,771
Series 2026-ORBT, Class A, 1 mo. USD Term SOFR + 1.400% 5.030% FRN 7/15/43 (a) (e) (i)	290,000	290,000
CENT, Series 2025-CITY, Class A,
5.091% VRN 7/10/40 (a) (e) (j)	1,630,000	1,628,033
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4
3.471% 10/12/50	169,000	166,084
Extended Stay America Trust
Series 2026-ESH2, Class A, 1 mo. USD Term SOFR + 1.200% 4.825% FRN 2/15/43 (a) (e)	420,677	421,202
Series 2026-ESH2, Class B, 1 mo. USD Term SOFR + 1.400% 5.025% FRN 2/15/43 (a) (e)	37,477	37,594
Series 2026-ESH2, Class C, 1 mo. USD Term SOFR + 1.600% 5.225% FRN 2/15/43 (a) (e)	174,267	175,246
Series 2025-ESH, Class C, 1 mo. USD Term SOFR + 1.850% 5.475% FRN 10/15/42 (a) (e)	963,133	969,144
GS Mortgage Securities Trust, Series 2020-GC47, Class A4
2.125% 5/12/53	260,000	236,492

The accompanying notes are an integral part of the financial statements.
49

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
HAVN Trust, Series 2025-MOB, Class A, 1 mo. USD Term SOFR + 1.700%
5.325% FRN 10/15/35 (a) (e)	$485,000	$485,000
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A, 1 mo. USD Term SOFR + 1.250% 4.875% FRN 3/15/43 (a) (e)	372,000	372,116
Series 2026-IND, Class B, 1 mo. USD Term SOFR + 1.450% 5.075% FRN 3/15/43 (a) (e)	392,000	392,122
Series 2026-IND, Class C, 1 mo. USD Term SOFR + 1.650% 5.275% FRN 3/15/43 (a) (e)	378,000	378,000
SCMS Mortgage Trust, Series 2025-BNC1, Class A2
4.502% 12/15/57 (e)	434,741	431,431
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A,
4.971% VRN 5/05/39 (a) (e) (j)	225,000	223,525
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, 1 mo. USD Term SOFR + 1.243% 4.868% FRN 12/15/39 (a) (e)	204,000	204,064
Series 2024-DPM, Class B, 1 mo. USD Term SOFR + 1.592% 5.218% FRN 12/15/39 (a) (e)	305,000	305,000
		13,821,790
Other Asset-Backed Securities — 9.9%
AASET Trust
Series 2021-1A, Class A, 2.950% 11/16/41 (e)	74,543	71,840
Series 2024-1A, Class A1, 6.261% 5/16/49 (e)	193,178	196,223
AIMCO CLO 11 Ltd., Series 2020-11A, Class A1R2, 3 mo. USD Term SOFR + 1.340%
5.020% FRN 7/17/37 (a) (e)	946,000	947,201
AIMCO CLO 21 Ltd., Series 2024-21A, Class A1R, 3 mo. USD Term SOFR + 1.250%
4.925% FRN 4/18/39 (a) (e)	271,000	271,364
AIMCO CLO 22 Ltd., Series 2024-22A, Class A1R, 3 mo. USD Term SOFR + 1.200%
4.825% FRN 4/19/39 (a) (e)	269,000	269,219
Aligned Data Centers Issuer LLC, Series 2026-1A, Class A2I
5.909% 6/15/56 (e) (i)	145,000	145,323

	Principal Amount	Value
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, 3 mo. USD Term SOFR + 1.250%
4.917% FRN 1/25/39 (a) (e)	$250,000	$250,210
ARES XXXIV CLO Ltd., Series 2015-2A, Class A1R4, 3 mo. USD Term SOFR + 1.290%
4.970% FRN 7/17/38 (a) (e)	1,000,000	1,000,813
Bain Capital Credit CLO Ltd.
Series 2023-4A, Class A1R, 3 mo. USD Term SOFR + 1.230% 4.902% FRN 1/21/39 (a) (e)	278,000	278,041
Series 2023-2A, Class A1R, 3 mo. USD Term SOFR + 1.320% 4.995% FRN 7/18/38 (a) (e)	1,000,000	1,000,766
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, 3 mo. USD Term SOFR + 1.220%
4.893% FRN 1/15/39 (a) (e)	250,000	250,286
Benefit Street Partners CLO V-B Ltd., Series 2018-5BAR, Class A1RR, 3 mo. USD Term SOFR + 1.210%
4.846% FRN 7/20/39 (a) (e)	250,000	250,263
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1RR, 3 mo. USD Term SOFR + 1.260%
4.903% FRN 4/25/39 (a) (e)	250,000	250,290
Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class AR, 3 mo. USD Term SOFR + 1.190%
4.857% FRN 1/25/39 (a) (e)	275,000	275,184
Benefit Street Partners CLO XXXV Ltd., Series 2024-35AR, Class AR, 3 mo. USD Term SOFR + 1.200%
4.824% FRN 7/25/39 (a) (e)	193,000	193,271
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A
2.443% 7/15/46 (e)	695,578	659,637
Carlyle US CLO Ltd., Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.220%
4.879% FRN 1/20/39 (a) (e)	250,000	250,191
CIFC Funding Ltd.
Series 2026-1A, Class A1, 3 mo. USD Term SOFR + 1.170% 4.822% FRN 4/25/38 (a) (e)	500,000	500,334
Series 2021-6A, Class A1R, 3 mo. USD Term SOFR + 1.210% 4.882% FRN 7/15/39 (a) (e)	242,000	242,121

The accompanying notes are an integral part of the financial statements.
50

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.250% 4.916% FRN 10/23/38 (a) (e)	$500,000	$500,138
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.030% 11/20/47 (e)	975,303	965,741
Series 2019-1A, Class A23, 4.352% 5/20/49 (e)	1,853,810	1,831,085
Series 2026-1A, Class A2I, 5.200% 5/20/56 (e)	145,000	144,899
Series 2026-1A, Class A2II, 5.432% 5/20/56 (e)	135,000	135,248
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118% 7/25/47 (e)	966,320	959,746
Series 2018-1A, Class A2II, 4.328% 7/25/48 (e)	776,003	770,125
Flatiron CLO 31 Ltd., Series 2025-31A, Class A1, 3 mo. USD Term SOFR + 1.200%
4.875% FRN 1/18/39 (a) (e)	250,000	250,210
FTAI MRE Cayman Ltd., Series 2026-1A, Class A
5.632% 6/15/51 (e)	250,000	249,788
GGAM Master Trust International Ltd.
Series 2026-1A, Class A, 5.861% 9/30/60 (e) (i)	250,000	249,991
Series 2025-1A, Class A, 5.923% 9/30/60 (e)	896,344	889,602
Gilead Aviation LLC, Series 2025-1A, Class A
5.789% 3/15/50 (e)	356,019	356,914
GoldenTree Loan Management U.S. CLO 30 Ltd., Series 2026-30A, Class A, 3 mo. USD Term SOFR + 1.180%
4.958% FRN 7/20/39 (a) (e)	250,000	249,997
GoldenTree Loan Management US CLO 28 Ltd., Series 2026-28A, Class A, 3 mo. USD Term SOFR + 1.170%
4.837% FRN 10/20/39 (a) (e)	129,000	128,928
Magnetite LI Ltd., Series 2025-51A, Class A1, 3 mo. USD Term SOFR + 1.200%
4.867% FRN 10/25/38 (a) (e)	1,300,000	1,300,945
Magnetite XLV Ltd., Series 2025-45A, Class A1, 3 mo. USD Term SOFR + 1.150%
4.823% FRN 4/15/38 (a) (e)	746,000	746,137

	Principal Amount	Value
Magnetite XXXVI Ltd., Series 2023-36A, Class AR, 3 mo. USD Term SOFR + 1.320%
4.987% FRN 7/25/38 (a) (e)	$1,000,000	$1,001,964
Magnetite XXXVIII Ltd., Series 2024-38AR, Class A1R, 3 mo. USD Term SOFR + 1.190%
4.882% FRN 7/15/39 (a) (e)	250,000	250,044
MAPS Trust, Series 2021-1A, Class A
2.521% 6/15/46 (e)	393,463	381,865
Morgan Stanley Eaton Vance CLO Ltd., Series 2023-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
4.995% FRN 1/20/37 (a) (e)	250,000	250,381
OCP Aegis CLO Ltd., Series 2024-39A, Class AR, 3 mo. USD Term SOFR + 1.090%
4.770% FRN 4/16/38 (a) (e)	164,000	163,671
OCP CLO Ltd.
Series 2024-33AR, Class A1R, 3 mo. USD Term SOFR + 1.190% 4.887% FRN 7/20/39 (a) (e)	250,000	249,996
Series 2020-8RA, Class AR2, 3 mo. USD Term SOFR + 1.220% 4.900% FRN 10/17/38 (a) (e)	1,500,000	1,500,867
OHA Credit Funding 16-R Ltd., Series 2023-16RA, Class A1, 3 mo. USD Term SOFR + 1.200%
4.875% FRN 10/20/38 (a) (e)	1,000,000	1,000,500
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, 3 mo. USD Term SOFR + 1.330%
5.005% FRN 10/20/37 (a) (e)	2,000,000	2,003,000
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, 3 mo. USD Term SOFR + 1.140%
4.782% FRN 2/20/38 (a) (e)	2,365,000	2,365,743
Palmer Square CLO Ltd., Series 2026-1A, Class A, 3 mo. USD Term SOFR + 1.190%
4.864% FRN 4/20/39 (a) (e)	250,000	250,062
Phantom Aviation, Series 2026-1A, Class A
5.240% 1/15/51 (e)	246,104	241,135
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A
5.052% 10/15/39 (e)	155,859	155,545
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (e)	1,870,000	1,793,722

The accompanying notes are an integral part of the financial statements.
51

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
RR 25 Ltd., Series 2023-25A, Class A1A2, 3 mo. USD Term SOFR + 1.180%
4.853% FRN 4/15/41 (a) (e)	$250,000	$249,729
RR 27 Ltd., Series 2023-27A, Class A1AR, 3 mo. USD Term SOFR + 1.230%
4.903% FRN 10/15/40 (a) (e)	1,402,000	1,404,288
RR 36 Ltd., Series 2024-36RA, Class A1R, 3 mo. USD Term SOFR + 1.290%
4.963% FRN 1/15/40 (a) (e)	354,000	354,325
RR 44 Ltd., Series 2026-44A, Class A1A, 3 mo. USD Term SOFR + 1.170%
4.842% FRN 4/15/41 (a) (e)	236,000	235,646
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class A1R, 3 mo. USD Term SOFR + 1.250%
4.930% FRN 10/17/38 (a) (e)	800,000	801,102
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.000% FRN 7/17/38 (a) (e)	1,000,000	1,001,592
Slam Ltd.
Series 2021-1A, Class A, 2.434% 6/15/46 (e)	330,034	313,535
Series 2025-1A, Class A, 5.807% 5/15/50 (e)	233,586	234,699
Subway Funding LLC, Series 2024-3A, Class A2I
5.246% 7/30/54 (e)	492,500	484,772
Taco Bell Funding LLC
Series 2021-1A, Class A2I, 1.946% 8/25/51 (e)	393,000	385,923
Series 2018-1A, Class A2II, 4.940% 11/25/48 (e)	381,000	380,046
Willis Engine Structured Trust IX, Series 2025-B, Class A
5.159% 12/15/50 (e)	356,262	353,084
Willis Engine Structured Trust V, Series 2020-A, Class A
3.228% 3/15/45 (e)	199,138	193,108
Willis Engine Structured Trust VI, Series 2021-A, Class A
3.104% 5/15/46 (e)	198,177	185,848
		35,218,263
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,885,273)		49,040,053

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (k) — 16.3%
Pass-Through Securities — 16.3%
Federal Home Loan Mortgage Corp.
Pool #SB0545 2.000% 11/01/35	$179,522	$165,034
Pool #SB8509 2.000% 1/01/36	63,765	58,499
Pool #RC2193 2.000% 8/01/36	25,551	23,433
Pool #SD8097 2.000% 8/01/50	104,007	84,096
Pool #SD2903 2.000% 3/01/51	399,626	322,997
Pool #SD4526 2.000% 3/01/52	68,428	54,687
Pool #SD8194 2.500% 2/01/52	1,272,005	1,070,344
Pool #SD8205 2.500% 4/01/52	2,638,955	2,220,580
Pool #G08710 3.000% 6/01/46	72,385	64,860
Pool #ZM1779 3.000% 9/01/46	368,712	329,964
Pool #G08726 3.000% 10/01/46	550,898	493,626
Pool #G08732 3.000% 11/01/46	200,591	179,737
Pool #G08741 3.000% 1/01/47	553,203	495,519
Pool #SD7553 3.000% 3/01/52	518,159	459,982
Pool #SL4768 3.000% 3/01/52	41,967	37,163
Pool #SL4770 3.000% 6/01/52	24,480	21,594
Pool #G07848 3.500% 4/01/44	799,867	752,451
Pool #G08711 3.500% 6/01/46	235,247	217,039
Pool #G08716 3.500% 8/01/46	330,606	305,017
Pool #G67700 3.500% 8/01/46	383,099	356,507
Pool #G08722 3.500% 9/01/46	57,724	53,256
Pool #G08742 3.500% 1/01/47	271,252	250,172
Pool #G08757 3.500% 4/01/47	68,660	63,324
Pool #G67707 3.500% 1/01/48	1,383,617	1,286,903
Pool #G08800 3.500% 2/01/48	23,871	22,001
Pool #G08816 3.500% 6/01/48	189,895	174,960
Pool #G60344 4.000% 12/01/45	409,323	393,359
Pool #G67711 4.000% 3/01/48	447,711	425,993
Pool #G67713 4.000% 6/01/48	1,856	1,766
Pool #G08843 4.500% 10/01/48	86,555	84,228
Pool #RQ0101 4.500% 3/01/56	934,963	896,538
Pool #G08833 5.000% 7/01/48	57,996	58,216
Pool #G08844 5.000% 10/01/48	51,118	51,281
Pool #RJ6968 5.000% 5/01/56	379,806	373,377
Pool #SL3998 5.500% 1/01/56	390,840	397,861
Pool #SD5219 6.000% 4/01/54	65,716	67,710
Pool #SL4425 6.000% 3/01/56	381,009	394,187
Pool #RJ6037 6.000% 3/01/56	340,381	354,175
Pool #RJ6909 6.000% 6/01/56	474,410	492,450
Pool #SL3009 6.500% 5/01/55	612,436	642,081
Federal National Mortgage Association
Pool #CA8380 2.000% 12/01/35	26,395	24,240
Pool #MA4176 2.000% 11/01/40	949,529	826,214
Pool #MA4333 2.000% 5/01/41	142,360	123,302

The accompanying notes are an integral part of the financial statements.
52

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4158 2.000% 10/01/50	$825,860	$667,501
Pool #MA4492 2.000% 12/01/51	1,423,637	1,144,871
Pool #MA4562 2.000% 3/01/52	3,518,254	2,829,335
Pool #FA5085 2.000% 4/01/52	392,056	320,800
Pool #MA4512 2.500% 1/01/52	1,342,490	1,130,913
Pool #MA4548 2.500% 2/01/52	1,289,977	1,085,467
Pool #MA4563 2.500% 3/01/52	1,320,722	1,111,338
Pool #MA1607 3.000% 10/01/33	159,698	152,931
Pool #MA3811 3.000% 10/01/49	163,508	143,259
Pool #FA4775 3.000% 7/01/50	800,972	716,548
Pool #FS5993 3.000% 2/01/51	46,688	41,519
Pool #FS1074 3.000% 3/01/52	40,930	36,373
Pool #BV8477 3.000% 5/01/52	429,406	376,900
Pool #FA4796 3.000% 6/01/52	27,106	23,944
Pool #AB4262 3.500% 1/01/32	104,689	102,400
Pool #MA1512 3.500% 7/01/33	65,886	64,058
Pool #MA3305 3.500% 3/01/48	18,666	17,176
Pool #MA6028 4.500% 4/01/56	2,190,038	2,100,032
Pool #AI2733 5.000% 5/01/41	71,607	71,924
Pool #DG9990 5.000% 5/01/56	620,193	609,695
Pool #MA6053 5.000% 5/01/56	74,993	73,724
Pool #977014 5.500% 5/01/38	5,319	5,429
Pool #985524 5.500% 6/01/38	9,377	9,576
Pool #988578 5.500% 8/01/38	64,436	65,735
Pool #995482 5.500% 1/01/39	38,008	38,802
Pool #CC2842 5.500% 6/01/56	1,098,410	1,119,171
Pool #FA3377 6.000% 7/01/55	399,976	412,405
Pool #CC1868 6.000% 1/01/56	447,193	462,801
Pool #CC2353 6.000% 4/01/56	255,824	266,431
Pool #CC2391 6.000% 4/01/56	124,743	130,033
Pool #CC2392 6.000% 4/01/56	262,497	273,135
Pool #CC2465 6.000% 4/01/56	424,845	437,913
Pool #CC2687 6.000% 5/01/56	498,843	519,839
Pool #CC2688 6.000% 5/01/56	499,115	519,810
Pool #FS6526 6.500% 12/01/53	355,797	373,574
Pool #CB8013 6.500% 2/01/54	161,775	169,505
Pool #FA1994 6.500% 4/01/55	492,285	514,639
Government National Mortgage Association II
Pool #MA7471 2.000% 7/20/51	992,347	813,825
Pool #MA7533 2.000% 8/20/51	2,392,857	1,962,385
Pool #MA7935 2.000% 3/20/52	99,152	81,315
Pool #MA7472 2.500% 7/20/51	382,671	327,134
Pool #MA7649 2.500% 10/20/51	1,180,066	1,008,803
Pool #MA7987 2.500% 4/20/52	724,710	619,306
Pool #MA4126 3.000% 12/20/46	419,241	377,559
Pool #MA4718 3.000% 9/20/47	45,392	40,836
Pool #MA4836 3.000% 11/20/47	158,845	142,903
Pool #MA3521 3.500% 3/20/46	161,762	150,004
Pool #MA3597 3.500% 4/20/46	50,380	46,699
Pool #MA3663 3.500% 5/20/46	73,165	67,806

	Principal Amount	Value
Pool #MA3937 3.500% 9/20/46	$60,195	$55,608
Pool #MA4127 3.500% 12/20/46	223,956	206,889
Pool #MA4262 3.500% 2/20/47	225,517	208,332
Pool #MA4382 3.500% 4/20/47	57,425	53,049
Pool #MA4719 3.500% 9/20/47	70,952	65,434
Pool #MA4837 3.500% 11/20/47	146,289	134,821
Pool #MA4900 3.500% 12/20/47	528,053	486,657
Pool #MA5399 4.500% 8/20/48	341,961	334,900
Pool #MA8347 4.500% 10/20/52	1,413,264	1,369,950
Pool #MA3666 5.000% 5/20/46	56,892	57,200
Pool #MA4199 5.000% 1/20/47	54,871	55,160
Pool #MA4454 5.000% 5/20/47	92,341	92,766
Pool #MA4722 5.000% 9/20/47	95,853	96,968
Government National Mortgage Association II, TBA
5.000% 7/20/56 (i)	500,000	492,889
6.000% 7/20/56 (i)	6,450,000	6,580,719
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/56 (i)	575,000	458,877
2.000% 8/01/56 (i)	2,475,000	1,974,683
4.500% 7/01/39 (i)	200,000	197,586
5.000% 7/01/41 (i)	2,550,000	2,559,662
5.500% 7/01/56 (i)	1,975,000	1,981,558
6.000% 7/01/56 (i)	875,000	893,867
6.000% 8/01/56 (i)	625,000	636,450
		57,942,829
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $59,699,275)		57,942,829
U.S. Treasury Obligations — 39.4%
U.S. Treasury Bonds & Notes — 39.4%
U.S. Treasury Bonds
4.750% 8/15/55	38,270,000	37,127,878
4.750% 2/15/56	1,200,000	1,165,500
4.875% 8/15/45	9,535,000	9,461,998
5.000% 5/15/56	4,290,000	4,334,911
U.S. Treasury Notes
3.625% 10/31/30	35,248,000	34,448,459
3.875% 9/30/32	7,100,000	6,942,469
3.875% 12/31/32 (f)	9,870,000	9,637,129
4.000% 1/31/33	2,700,000	2,654,016
4.125% 2/15/36 (f)	3,200,000	3,122,453
4.250% 8/15/35	32,043,000	31,635,128
		140,529,941
TOTAL U.S. TREASURY OBLIGATIONS (Cost $143,543,509)		140,529,941
TOTAL BONDS & NOTES (Cost $367,531,493)		$361,717,200

The accompanying notes are an integral part of the financial statements.
53

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Equities — 0.1%
Common Stock — 0.0%
Health Care — 0.0%
ModivCare, Inc. (l)	6,291	$32,241
TOTAL COMMON STOCK (Cost $40,891)		32,241
Preferred Stock — 0.1%
Communication Services — 0.0%
Alphabet, Inc.
6.250%	597	30,381
Alphabet, Inc.
6.250%	575	28,923
		59,304
Consumer Discretionary — 0.0%
Whirlpool Corp., Convertible
8.500%	633	22,231
Financials — 0.0%
Apollo Global Management, Inc., Convertible
6.750% (f)	555	33,811
Information Technology — 0.1%
Oracle Corp., Convertible
6.500%	164	7,372
Strategy, Inc. (NASDAQ GS)
10.000% (f)	630	58,401
Strategy, Inc. (NASDAQ GS)
12.000%	396	33,604
		99,377
TOTAL PREFERRED STOCK (Cost $231,222)		214,723
TOTAL EQUITIES (Cost $272,113)		246,964
TOTAL LONG-TERM INVESTMENTS (Cost $367,803,606)		361,964,164
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (m)	3,216,958	3,216,958

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (n)	$1,323,019	$1,323,019
TOTAL SHORT-TERM INVESTMENTS (Cost $4,539,977)		4,539,977
TOTAL INVESTMENTS — 102.9% (Cost $372,343,583) (o)		366,504,141
Other Assets/ (Liabilities) — (2.9)%		(10,179,511)
NET ASSETS — 100.0%		$356,324,630
Forward Sale Commitment — (0.3)%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.3)%
Pass-Through Securities — (0.3)%
Uniform Mortgage-Backed Security, TBA
3.000% 7/01/56 (i)	(1,325,000)	(1,155,545)
TOTAL FORWARD SALES COMMITMENT (Cost $(1,154,717))		(1,155,545)

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DIP	Debtor In Possession
FRN	Floating Rate Note
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
54

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2026, where the rate may not be determined until the time of settlement.
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $7,908 or 0.00% of net assets.
(e)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $85,484,688 or 23.99% of net assets.

(f)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $17,790,864 or 4.99% of net assets. The Fund received $15,009,101 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)	Security is perpetual and has no stated maturity date.
(h)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $13,820 or 0.00% of net assets.

(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.

(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	Non-income producing security.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(n)
Maturity value of $1,323,092. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,349,534.

(o)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	90.8%
Cayman Islands	5.2%
United Kingdom	1.7%
Mexico	0.6%
Ireland	0.6%
France	0.5%
Bermuda	0.5%
Switzerland	0.3%
Japan	0.3%
Canada	0.3%
Germany	0.3%
Netherlands	0.2%
Luxembourg	0.1%
Saudi Arabia	0.1%
Brazil	0.1%
Panama	0.0%
Zambia	0.0%
Ghana	0.0%
Israel	0.0%
Colombia	0.0%
Australia	0.0%
Norway	0.0%
Peru	0.0%
Guatemala	0.0%
Spain	0.0%
Finland	0.0%
Total Long-Term Investments	101.6%
Short-Term Investments and Other Assets and Liabilities	(1.6)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
55

MML VIP Growth Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 76.5%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	1,176,941	$23,668,288
MML Focused Equity Fund, Class II (a)	6,710,140	47,641,992
MML Foreign Fund, Initial Class (a)	2,514,043	33,487,049
MML Income & Growth Fund, Initial Class (a)	2,510,518	24,728,604
MML Small/Mid Cap Value Fund, Initial Class (a)	1,012,054	10,080,053
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	3,433,240	30,796,167
MML VIP American Century Small Company Value Fund, Class II (a)	1,634,953	16,872,714
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	686,007	8,835,772
MML VIP Invesco Global Fund, Class I (a)	6,213,047	34,171,759
MML VIP Invesco Main Street Equity Fund, Class II (a)	3,249,230	41,427,680
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class (a)	9,072,794	104,632,518
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	3,129,882	48,074,993
MML VIP MFS® International Equity Fund, Class II (a)	7,031,938	90,079,120
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	3,503,097	70,061,939
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	4,177,795	49,632,204
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	2,871,404	29,920,034
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	694,529	9,942,029
		674,052,915
Fixed Income Funds — 23.6%
Invesco Global Strategic Income Fund, Class R6	2,100,490	6,553,528
MML Barings High Yield Fund, Class I (a)	142,833	1,158,376
MML VIP Barings Core Bond Fund, Initial Class (a)	7,726,383	87,507,417

	Number of Shares	Value
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	813,355	$7,141,256
MML VIP Barings Short-Duration Bond Fund, Class II (a)	1,880,877	17,567,391
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	8,795,993	80,307,418
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,079,723	7,968,357
		208,203,743
TOTAL MUTUAL FUNDS (Cost $798,670,280)		882,256,658
TOTAL LONG-TERM INVESTMENTS (Cost $798,670,280)		882,256,658
TOTAL INVESTMENTS — 100.1% (Cost $798,670,280) (c)		882,256,658
Other Assets/ (Liabilities) — (0.1)%		(546,581)
NET ASSETS — 100.0%		$881,710,077

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
56

MML VIP Invesco Global Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Brazil — 0.5%
MercadoLibre, Inc. (a)	1,914	$3,248,805
Canada — 2.1%
Shopify, Inc. Class A (a)	120,994	13,815,095
China — 1.2%
JD.com, Inc. ADR (b)	118,569	3,021,138
Tencent Holdings Ltd.	93,500	5,152,712
		8,173,850
Czech Republic — 0.1%
CSG NV (a) (b)	66,764	974,703
France — 2.5%
Airbus SE	38,903	8,658,914
EssilorLuxottica SA	12,897	2,419,640
LVMH Moet Hennessy Louis Vuitton SE	9,606	5,319,502
		16,398,056
Germany — 1.8%
Allianz SE Registered	14,146	6,694,494
SAP SE	36,365	5,569,033
		12,263,527
India — 1.9%
HDFC Bank Ltd. ADR	233,532	6,032,132
ICICI Bank Ltd. Sponsored ADR	222,538	6,460,278
		12,492,410
Italy — 1.1%
Brunello Cucinelli SpA (b)	60,753	5,738,717
Moncler SpA	24,612	1,428,023
		7,166,740
Japan — 2.1%
Capcom Co. Ltd.	206,600	3,834,380
Hoya Corp.	27,200	4,386,501
Keyence Corp.	9,000	4,534,441
Nintendo Co. Ltd.	26,300	1,104,457
		13,859,779
Netherlands — 3.2%
Adyen NV (a) (c)	5,918	5,526,809
ASML Holding NV	4,440	8,805,593
BE Semiconductor Industries NV	22,513	7,392,449
		21,724,851

	Number of Shares	Value
Republic of Korea — 1.8%
SK Hynix, Inc.	6,779	$11,960,294
Sweden — 1.0%
Assa Abloy AB Class B	92,724	3,275,413
Atlas Copco AB Class A	182,212	3,698,687
		6,974,100
Switzerland — 2.3%
Galderma Group AG	27,218	6,189,450
Lonza Group AG Registered	13,750	9,279,419
		15,468,869
Taiwan — 7.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	668,000	51,294,815
United States — 70.5%
Alphabet, Inc. Class A	176,971	63,244,126
Amazon.com, Inc. (a)	89,364	21,299,016
Analog Devices, Inc.	22,944	9,112,668
Apple, Inc.	13,080	3,784,829
ARM Holdings PLC ADR (a) (b)	51,027	18,092,643
Berkshire Hathaway, Inc. Class A (a)	2	1,497,700
Boston Scientific Corp. (a)	106,165	4,531,122
Broadcom, Inc.	73,182	27,644,500
Cadence Design Systems, Inc. (a)	11,836	4,442,287
Ecolab, Inc.	16,103	4,486,457
Eli Lilly & Co.	20,562	24,662,680
Equifax, Inc.	22,730	3,607,706
IDEXX Laboratories, Inc. (a)	5,661	2,980,177
Intuitive Surgical, Inc. (a)	20,658	8,215,273
IQVIA Holdings, Inc. (a)	11,885	2,296,420
Lam Research Corp.	121,821	52,788,694
Las Vegas Sands Corp.	61,426	2,837,267
Linde PLC (LIN US)	5,038	2,614,420
Marriott International, Inc. Class A	26,758	9,916,247
Marvell Technology, Inc.	99,357	29,597,457
Mastercard, Inc. Class A	12,284	6,309,062
Meta Platforms, Inc. Class A	53,078	29,898,307
Microsoft Corp.	34,784	12,975,128
Netflix, Inc. (a)	44,073	3,146,812
NVIDIA Corp.	193,368	38,691,003
Phathom Pharmaceuticals, Inc. (a) (b)	177,900	1,930,215
S&P Global, Inc.	51,574	21,004,027
Sandisk Corp. (a)	5,620	12,778,363
ServiceNow, Inc. (a)	22,765	2,260,109

The accompanying notes are an integral part of the financial statements.
57

MML VIP Invesco Global Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Spotify Technology SA (a)	10,045	$4,611,961
Stryker Corp.	8,590	2,704,476
Thermo Fisher Scientific, Inc.	18,194	9,121,744
TJX Cos., Inc.	37,687	5,709,580
Visa, Inc. Class A	66,408	22,783,921
		471,576,397
TOTAL COMMON STOCK (Cost $544,509,665)		667,392,291
TOTAL EQUITIES (Cost $544,509,665)		667,392,291
TOTAL LONG-TERM INVESTMENTS (Cost $544,509,665)		667,392,291
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (d)	3,391,258	3,391,258
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$2,744,237	2,744,237
TOTAL SHORT-TERM INVESTMENTS (Cost $6,135,495)		6,135,495
TOTAL INVESTMENTS — 100.7% (Cost $550,645,160) (f)		673,527,786
Other Assets/ (Liabilities) — (0.7)%		(4,823,785)
NET ASSETS — 100.0%		$668,704,001

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $9,079,949 or 1.36% of net assets. The Fund received $5,957,149 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $5,526,809 or 0.83% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(e)
Maturity value of $2,744,390. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,799,221.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	47.2%
Communication Services	16.8%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.8%
Industrials	2.9%
Materials	1.1%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
58

MML VIP Invesco Main Street Equity Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 100.2%
Common Stock — 100.2%
Communication Services — 10.5%
Alphabet, Inc. Class A	73,251	$26,177,710
Meta Platforms, Inc. Class A	17,237	9,709,430
Space Exploration Technologies Corp. Class A (a)	20,327	3,473,071
		39,360,211
Consumer Discretionary — 8.8%
Amazon.com, Inc. (a)	72,812	17,354,012
DR Horton, Inc.	14,761	2,404,272
Royal Caribbean Cruises Ltd.	12,462	3,957,059
Tesla, Inc. (a)	9,132	3,840,919
Yum! Brands, Inc.	33,065	5,285,771
		32,842,033
Consumer Staples — 5.4%
Coca-Cola Co.	72,858	5,921,170
Mondelez International, Inc. Class A	29,517	1,707,263
Philip Morris International, Inc.	53,367	9,654,624
Walmart, Inc.	27,016	3,059,832
		20,342,889
Energy — 3.2%
Cheniere Energy, Inc.	15,257	3,646,576
Chevron Corp.	31,511	5,223,263
Devon Energy Corp.	19,810	818,549
Suncor Energy, Inc.	40,399	2,168,618
		11,857,006
Financials — 11.8%
American Express Co.	14,253	4,821,077
American International Group, Inc.	23,411	1,744,822
Capital One Financial Corp.	18,901	3,791,919
Cboe Global Markets, Inc.	6,564	1,592,886
Charles Schwab Corp.	29,480	2,720,120
Equitable Holdings, Inc.	45,496	1,996,364
Fifth Third Bancorp	39,853	2,246,514
JP Morgan Chase & Co.	38,023	12,446,068
Marsh & McLennan Cos., Inc.	36,836	6,139,456
Mastercard, Inc. Class A	12,616	6,479,578
		43,978,804
Health Care — 11.3%
AbbVie, Inc.	23,793	5,987,271
Argenx SE ADR (a)	2,654	2,462,302
CVS Health Corp.	50,326	5,206,225

	Number of Shares	Value
Eli Lilly & Co.	7,536	$9,038,904
Medline, Inc. Class A (a)	62,139	2,450,762
Medtronic PLC	42,770	3,345,897
Merck & Co., Inc.	22,352	2,872,232
Tenet Healthcare Corp. (a)	17,673	3,306,265
UnitedHealth Group, Inc.	18,356	7,629,304
		42,299,162
Industrials — 6.8%
Airbus SE	10,591	2,357,313
Eaton Corp. PLC	5,385	2,294,656
General Electric Co.	14,079	5,261,745
Honeywell Aerospace, Inc. (a)	4,182	924,556
Honeywell International, Inc.	4,182	936,350
Hubbell, Inc.	7,193	3,763,378
Johnson Controls International PLC	24,185	3,533,670
Republic Services, Inc.	12,070	2,571,876
Siemens Energy AG (a)	12,630	2,393,728
Union Pacific Corp.	4,997	1,359,184
		25,396,456
Information Technology — 34.9%
Advanced Micro Devices, Inc. (a)	14,945	8,681,700
Apple, Inc.	68,288	19,759,816
Applied Materials, Inc.	13,983	10,109,709
ASML Holding NV	2,708	5,387,403
Broadcom, Inc.	35,146	13,276,401
Coherent Corp. (a)	4,928	1,943,948
Intuit, Inc.	11,024	2,877,264
Micron Technology, Inc.	5,779	6,670,642
Microsoft Corp.	49,991	18,647,643
MongoDB, Inc. (a)	4,764	1,600,228
NVIDIA Corp.	159,899	31,994,191
Sandisk Corp. (a)	2,460	5,593,376
Texas Instruments, Inc.	12,289	3,662,982
		130,205,303
Materials — 2.6%
Corteva, Inc.	36,227	3,068,065
CRH PLC	26,039	2,786,173
Linde PLC (LIN US)	7,083	3,675,652
		9,529,890
Real Estate — 2.2%
American Tower Corp.	7,535	1,232,500
Prologis, Inc.	30,103	4,078,053
Welltower, Inc.	12,765	2,897,272
		8,207,825

The accompanying notes are an integral part of the financial statements.
59

MML VIP Invesco Main Street Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.7%
Atmos Energy Corp.	26,749	$4,608,050
PPL Corp.	97,929	3,559,719
Public Service Enterprise Group, Inc.	23,866	1,936,965
		10,104,734
TOTAL COMMON STOCK (Cost $322,325,942)		374,124,313
TOTAL EQUITIES (Cost $322,325,942)		374,124,313
TOTAL LONG-TERM INVESTMENTS (Cost $322,325,942)		374,124,313
TOTAL INVESTMENTS — 100.2% (Cost $322,325,942) (b)		374,124,313
Other Assets/ (Liabilities) — (0.2)%		(636,715)
NET ASSETS — 100.0%		$373,487,598

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
60

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 9.6%
Alphabet, Inc. Class A	31,488	$11,252,866
Alphabet, Inc. Class C	22,672	8,010,698
AT&T, Inc.	92,164	1,907,795
Meta Platforms, Inc. Class A	12,290	6,922,834
Netflix, Inc. (a)	12,105	864,298
Omnicom Group, Inc.	4,564	332,396
Space Exploration Technologies Corp. Class A (a)	2,002	342,062
Verizon Communications, Inc.	12,355	523,111
Walt Disney Co.	19,002	1,828,942
Warner Music Group Corp. Class A	8,301	224,708
		32,209,710
Consumer Discretionary — 10.6%
Amazon.com, Inc. (a)	58,494	13,941,460
Aptiv PLC (a)	2,651	162,718
AutoZone, Inc. (a)	322	1,029,093
Booking Holdings, Inc.	5,604	998,857
Burlington Stores, Inc. (a)	3,257	1,031,817
Carnival Corp. Ltd.	30,125	860,671
Chipotle Mexican Grill, Inc. (a)	43,536	1,480,224
DoorDash, Inc., Class A (a)	3,905	720,590
Expedia Group, Inc.	2,682	686,270
Hilton Worldwide Holdings, Inc.	4,668	1,542,587
Lennar Corp. Class A	2,658	240,522
Lowe’s Cos., Inc.	11,522	2,540,486
McDonald’s Corp.	8,215	2,220,597
Ross Stores, Inc.	7,149	1,521,665
Tesla, Inc. (a)	12,473	5,246,144
Yum! Brands, Inc.	8,872	1,418,278
		35,641,979
Consumer Staples — 3.5%
Altria Group, Inc.	8,588	617,907
Church & Dwight Co., Inc.	4,870	471,806
Costco Wholesale Corp.	744	695,990
Keurig Dr. Pepper, Inc.	26,050	852,616
Kimberly-Clark Corp.	1,740	191,000
Mondelez International, Inc. Class A	29,224	1,690,316
PepsiCo, Inc.	20,504	2,776,242
Philip Morris International, Inc.	13,083	2,366,845
Walmart, Inc.	17,693	2,003,909
		11,666,631

	Number of Shares	Value
Energy — 2.9%
Baker Hughes Co.	22,246	$1,234,653
ConocoPhillips	11,692	1,215,500
Diamondback Energy, Inc.	3,106	545,973
EOG Resources, Inc.	17,421	2,260,026
EQT Corp.	9,325	495,810
Exxon Mobil Corp.	29,416	4,021,756
		9,773,718
Financials — 12.0%
Affirm Holdings, Inc. (a)	12,477	1,017,499
American Express Co.	4,208	1,423,356
Aon PLC Class A	6,940	2,301,929
Apollo Global Management, Inc.	4,864	575,460
Arch Capital Group Ltd. (a)	4,400	427,064
Arthur J Gallagher & Co.	7,521	1,726,596
Bank of America Corp.	61,550	3,507,119
Berkshire Hathaway, Inc. Class B (a)	8,317	4,161,744
Blackstone, Inc.	5,218	614,002
Capital One Financial Corp.	7,149	1,434,232
Charles Schwab Corp.	24,958	2,302,875
Chubb Ltd.	762	259,644
Citigroup, Inc.	15,326	2,145,027
Corpay, Inc. (a)	3,790	1,263,093
Fidelity National Information Services, Inc.	18,061	702,212
Fifth Third Bancorp	24,851	1,400,851
Intercontinental Exchange, Inc.	3,649	449,228
Mastercard, Inc. Class A	7,679	3,943,935
MetLife, Inc.	1,697	143,583
Morgan Stanley	9,089	1,899,965
Progressive Corp.	3,296	720,011
Toast, Inc. Class A (a)	16,123	448,542
US Bancorp	26,001	1,570,460
Visa, Inc. Class A	9,101	3,122,462
Wells Fargo & Co.	32,588	2,693,072
WEX, Inc. (a)	736	103,842
		40,357,803
Health Care — 8.8%
AbbVie, Inc.	15,692	3,948,735
Boston Scientific Corp. (a)	19,770	843,784
Bristol-Myers Squibb Co.	31,144	1,794,517
Cencora, Inc.	1,987	562,281
Cigna Group	3,936	1,085,076
Danaher Corp.	1,858	353,912
Edwards Lifesciences Corp. (a)	14,849	1,343,241

The accompanying notes are an integral part of the financial statements.
61

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	3,493	$4,189,609
Humana, Inc.	1,972	783,318
IQVIA Holdings, Inc. (a)	1,143	220,850
Johnson & Johnson	16,001	4,063,774
McKesson Corp.	928	701,197
Medtronic PLC	12,324	964,107
Merck & Co., Inc.	1,239	159,212
Neurocrine Biosciences, Inc. (a)	1,651	278,251
Regeneron Pharmaceuticals, Inc.	2,192	1,366,800
Stryker Corp.	5,892	1,855,037
Thermo Fisher Scientific, Inc.	1,315	659,288
UnitedHealth Group, Inc.	6,018	2,501,261
Vertex Pharmaceuticals, Inc. (a)	2,360	1,172,283
Waters Corp. (a)	1,923	721,202
		29,567,735
Industrials — 8.5%
3M Co.	16,800	2,720,088
Caterpillar, Inc.	235	250,251
Comfort Systems USA, Inc.	139	275,491
Deere & Co.	3,290	2,086,946
Delta Air Lines, Inc.	5,239	490,685
Dover Corp.	5,368	1,203,935
Eaton Corp. PLC	3,742	1,594,541
Emerson Electric Co.	5,710	817,386
FedEx Corp.	3,102	971,329
Fedex Freight Holding Co., Inc. (a)	1,550	234,050
GE Vernova, Inc.	1,160	1,362,838
Howmet Aerospace, Inc.	10,602	2,850,454
Ingersoll Rand, Inc.	5,920	485,381
Leidos Holdings, Inc.	6,821	702,358
Masco Corp.	6,943	564,952
Quanta Services, Inc.	491	353,540
RTX Corp.	16,479	3,126,561
Textron, Inc.	6,085	558,177
Trane Technologies PLC	6,802	3,340,870
TransDigm Group, Inc.	871	1,160,207
Union Pacific Corp.	3,245	882,640
United Airlines Holdings, Inc. (a)	2,462	334,807
United Rentals, Inc.	769	871,192
Vertiv Holdings Co. Class A	4,119	1,379,124
		28,617,803
Information Technology — 37.5%
Accenture PLC Class A	8,799	1,094,948
Advanced Micro Devices, Inc. (a)	8,725	5,068,440
Amphenol Corp. Class A	12,873	2,269,767
Analog Devices, Inc.	4,613	1,832,145
Apple, Inc.	75,487	21,842,918

	Number of Shares	Value
Applied Materials, Inc.	1,883	$1,361,409
AppLovin Corp. Class A (a)	1,215	626,004
Arista Networks, Inc. (a)	9,025	1,533,167
Autodesk, Inc. (a)	3,172	616,700
Broadcom, Inc.	26,478	10,002,064
Cadence Design Systems, Inc. (a)	2,616	981,837
Ciena Corp. (a)	735	360,562
Cisco Systems, Inc.	6,456	758,322
Cognizant Technology Solutions Corp. Class A	9,277	359,298
Coherent Corp. (a)	547	215,775
Corning, Inc.	6,507	1,662,083
Crowdstrike Holdings, Inc. Class A (a)	644	491,462
Dell Technologies, Inc. Class C	473	204,081
Fortinet, Inc. (a)	3,349	514,473
Intel Corp. (a)	16,182	2,259,493
International Business Machines Corp.	932	262,088
Intuit, Inc.	1,958	511,038
Lam Research Corp.	11,729	5,082,528
Marvell Technology, Inc.	554	165,031
Micron Technology, Inc.	6,591	7,607,925
Microsoft Corp.	43,250	16,133,115
NVIDIA Corp.	135,574	27,127,002
NXP Semiconductors NV	6,367	1,789,318
Oracle Corp.	12,896	1,889,909
Palantir Technologies, Inc. Class A (a)	9,859	1,150,249
Palo Alto Networks, Inc. (a)	1,644	560,637
Roper Technologies, Inc.	514	173,932
Salesforce, Inc.	906	141,934
Sandisk Corp. (a)	378	859,470
Seagate Technology Holdings PLC	2,373	2,289,945
ServiceNow, Inc. (a)	18,221	1,808,981
Texas Instruments, Inc.	7,358	2,193,199
Western Digital Corp.	3,362	2,147,377
		125,948,626
Materials — 1.9%
Ball Corp.	1,373	85,675
Ecolab, Inc.	7,920	2,206,591
Linde PLC (LIN US)	2,621	1,360,142
Martin Marietta Materials, Inc.	931	536,908
Newmont Corp. (NEM US)	5,678	530,325
Nucor Corp.	259	57,692
PPG Industries, Inc.	6,535	792,630
Vulcan Materials Co.	2,227	656,988
		6,226,951

The accompanying notes are an integral part of the financial statements.
62

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 1.8%
American Tower Corp.	2,363	$386,516
Equinix, Inc.	1,438	1,498,957
Equity LifeStyle Properties, Inc.	9,390	605,185
SBA Communications Corp.	1,943	342,862
Ventas, Inc.	19,523	1,733,642
Welltower, Inc.	5,533	1,255,825
		5,822,987
Utilities — 2.2%
American Water Works Co., Inc.	1,335	175,659
Entergy Corp.	12,654	1,453,439
NextEra Energy, Inc.	32,023	2,810,659
Sempra	16,047	1,487,717
Southern Co.	13,931	1,333,336
		7,260,810
TOTAL COMMON STOCK (Cost $296,066,925)		333,094,753
TOTAL EQUITIES (Cost $296,066,925)		333,094,753
	Principal Amount
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (b) (c) (d)	$359,000	—
TOTAL CORPORATE DEBT (Cost $0)		—
TOTAL BONDS & NOTES (Cost $0)		—
	Number of Shares
Rights — 0.0%
Consumer Staples — 0.0%
Walgreens Boots Alliance, Inc., CVR (a) (b) (d)	1,361	—
Health Care — 0.0%
Abiomed, Inc., CVR (a) (b) (d)	136	—
Hologic, Inc., CVR (a) (b) (d)	363	—
		—
TOTAL RIGHTS (Cost $864)		—
TOTAL LONG-TERM INVESTMENTS (Cost $296,067,789)		333,094,753

	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$1,055,689	$1,055,689
TOTAL SHORT-TERM INVESTMENTS (Cost $1,055,689)		1,055,689
TOTAL INVESTMENTS — 99.6% (Cost $297,123,478) (f)		334,150,442
Other Assets/ (Liabilities) — 0.4%		1,464,423
NET ASSETS — 100.0%		$335,614,865

Abbreviation Legend

CVR	Contingent Value Rights
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $0 or 0.00% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $0 or 0.00% of net assets.
(e)
Maturity value of $1,055,748. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,076,849.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
63

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) – Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	9/18/26	3	$1,146,194	$ (13,956)

The accompanying notes are an integral part of the financial statements.
64

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.1%
Common Stock — 98.1%
Communication Services — 23.4%
Alphabet, Inc. Class A	55,753	$19,924,450
Meta Platforms, Inc. Class A	21,321	12,009,906
Netflix, Inc. (a)	111,139	7,935,325
Walt Disney Co.	40,457	3,893,986
		43,763,667
Consumer Discretionary — 17.8%
Amazon.com, Inc. (a)	49,833	11,877,198
NIKE, Inc. Class B	22,877	939,101
Starbucks Corp.	26,980	2,757,086
Tesla, Inc. (a)	37,572	15,802,783
Yum China Holdings, Inc.	3,576	146,151
Yum! Brands, Inc.	11,072	1,769,970
		33,292,289
Consumer Staples — 3.7%
Monster Beverage Corp. (a)	72,024	6,922,947
Financials — 7.3%
Block, Inc. (a)	20,336	1,545,536
FactSet Research Systems, Inc.	4,216	970,017
SEI Investments Co.	24,012	2,106,093
Visa, Inc. Class A	26,690	9,157,072
		13,778,718
Health Care — 11.4%
Illumina, Inc. (a)	5,487	964,779
Intuitive Surgical, Inc. (a)	4,885	1,942,667
Novartis AG Sponsored ADR (b)	15,997	2,507,050
Novo Nordisk AS Sponsored ADR	58,724	2,815,228
Regeneron Pharmaceuticals, Inc.	5,468	3,409,517
Roche Holding AG Sponsored ADR	36,390	1,868,626
Thermo Fisher Scientific, Inc.	4,210	2,110,726
Vertex Pharmaceuticals, Inc. (a)	11,556	5,740,212
		21,358,805
Industrials — 7.5%
Boeing Co. (a)	41,555	8,995,411
Deere & Co.	3,823	2,425,043
Expeditors International of Washington, Inc.	15,997	2,607,191
		14,027,645

	Number of Shares	Value
Information Technology — 27.0%
Autodesk, Inc. (a)	18,129	$3,524,640
Microsoft Corp.	22,694	8,465,316
NVIDIA Corp.	118,455	23,701,661
Oracle Corp.	47,542	6,967,280
Salesforce, Inc.	17,664	2,767,242
Shopify, Inc. Class A (a)	39,127	4,467,521
Workday, Inc. Class A (a)	6,372	780,060
		50,673,720
TOTAL COMMON STOCK (Cost $105,916,228)		183,817,791
TOTAL EQUITIES (Cost $105,916,228)		183,817,791
TOTAL LONG-TERM INVESTMENTS (Cost $105,916,228)		183,817,791
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	672,000	672,000
	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$3,305,115	3,305,115
TOTAL SHORT-TERM INVESTMENTS (Cost $3,977,115)		3,977,115
TOTAL INVESTMENTS — 100.3% (Cost $109,893,343) (e)		187,794,906
Other Assets/ (Liabilities) — (0.3)%		(526,304)
NET ASSETS — 100.0%		$187,268,602

The accompanying notes are an integral part of the financial statements.
65

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $658,224 or 0.35% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)
Maturity value of $3,305,299. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $3,371,253.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
66

MML VIP MFS® International Equity Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Australia — 0.9%
Rio Tinto PLC	22,511	$2,129,150
Canada — 1.8%
Intact Financial Corp.	7,038	1,452,560
Toronto-Dominion Bank	22,353	2,717,822
		4,170,382
China — 2.1%
NetEase, Inc.	80,400	2,069,459
Tencent Holdings Ltd.	51,400	2,832,614
		4,902,073
Denmark — 1.7%
Carlsberg AS Class B	20,512	2,691,566
Novo Nordisk AS Class B	24,807	1,190,111
		3,881,677
Finland — 1.2%
Kone OYJ Class B	49,724	2,829,720
France — 15.1%
Air Liquide SA	28,520	5,647,931
BNP Paribas SA	45,409	5,307,270
Capgemini SE	25,838	2,598,640
Cie de Saint-Gobain SA	30,262	2,739,771
Cie Generale des Etablissements Michelin SCA	40,097	1,548,775
Edenred SE	46,343	1,191,936
Engie SA	130,580	4,117,386
Legrand SA	14,726	2,485,627
LVMH Moet Hennessy Louis Vuitton SE	4,948	2,740,048
Pernod Ricard SA	24,059	1,756,786
TotalEnergies SE (TTE FP)	58,166	4,518,380
		34,652,550
Germany — 5.4%
Beiersdorf AG	23,897	2,057,065
Deutsche Boerse AG	10,071	2,748,047
Merck KGaA	17,873	2,999,495
MTU Aero Engines AG	3,086	1,283,519
SAP SE	21,934	3,359,031
		12,447,157
Hong Kong — 2.0%
AIA Group Ltd.	334,600	3,068,934
Prudential PLC	113,893	1,516,673
		4,585,607

	Number of Shares	Value
India — 0.3%
HDFC Bank Ltd. ADR	26,992	$697,203
Ireland — 2.4%
AIB Group PLC	354,877	4,170,331
Bank of Ireland Group PLC	68,219	1,359,774
		5,530,105
Israel — 1.1%
Check Point Software Technologies Ltd. (a)	19,616	2,578,131
Italy — 4.8%
Eni SpA	118,741	2,777,427
Intesa Sanpaolo SpA	697,677	4,779,086
Ryanair Holdings PLC Sponsored ADR	54,587	3,534,508
		11,091,021
Japan — 19.9%
Daikin Industries Ltd.	18,200	2,764,566
Denso Corp.	163,100	1,883,940
FUJIFILM Holdings Corp.	87,400	1,879,834
Hitachi Ltd.	181,600	5,046,582
Hoya Corp.	14,500	2,338,392
Kose Holdings Corp. (b)	19,100	591,701
LY Corp.	661,500	1,769,488
Mitsubishi Electric Corp.	131,500	4,822,258
Olympus Corp.	59,400	624,378
Seven & i Holdings Co. Ltd.	233,900	2,819,579
Shin-Etsu Chemical Co. Ltd.	87,700	3,824,384
Sompo Holdings, Inc.	111,500	4,253,237
Sony Group Corp.	141,400	2,835,442
Sumitomo Mitsui Financial Group, Inc.	113,400	4,433,548
Suzuki Motor Corp.	206,100	2,480,853
Terumo Corp.	146,400	2,014,516
ZOZO, Inc.	185,700	1,312,853
		45,695,551
Netherlands — 2.1%
ING Groep NV	150,801	4,770,946
Portugal — 0.3%
Galp Energia SGPS SA	33,623	715,844
Singapore — 1.3%
DBS Group Holdings Ltd.	60,660	3,064,957

The accompanying notes are an integral part of the financial statements.
67

MML VIP MFS® International Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 2.2%
Amadeus IT Group SA	43,937	$2,523,340
Banco Bilbao Vizcaya Argentaria SA	103,287	2,591,062
		5,114,402
Switzerland — 7.0%
Cie Financiere Richemont SA Registered Class A	23,153	5,372,546
Nestle SA Registered	21,821	2,240,887
Sonova Holding AG Registered	6,162	1,463,488
UBS Group AG Registered	84,461	4,184,084
Zurich Insurance Group AG	3,763	2,779,162
		16,040,167
Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	10,136,101
United Kingdom — 12.8%
British American Tobacco PLC	73,044	4,505,216
Compass Group PLC	129,677	4,189,786
GSK PLC	135,472	3,554,643
London Stock Exchange Group PLC	13,688	1,482,214
NatWest Group PLC	538,149	4,743,233
RELX PLC	90,572	2,852,835
Rolls-Royce Holdings PLC	292,082	5,608,022
Tesco PLC	407,798	2,490,027
		29,425,976
United States — 10.0%
Experian PLC	75,150	2,527,119
Novartis AG Registered	41,005	6,420,862
Qiagen NV	33,258	1,288,715
Roche Holding AG	15,246	6,275,597
Schneider Electric SE	19,485	6,392,709
		22,905,002
TOTAL COMMON STOCK (Cost $195,135,531)		227,363,722
TOTAL EQUITIES (Cost $195,135,531)		227,363,722
TOTAL LONG-TERM INVESTMENTS (Cost $195,135,531)		227,363,722

	Principal Amount	Value
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (c)	$1,106,795	$1,106,795
TOTAL SHORT-TERM INVESTMENTS (Cost $1,106,795)		1,106,795
TOTAL INVESTMENTS — 99.3% (Cost $196,242,326) (d)		228,470,517
Other Assets/ (Liabilities) — 0.7%		1,520,284
NET ASSETS — 100.0%		$229,990,801

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $3,089 or 0.00% of net assets. The Fund received $3,274 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $1,106,857. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,128,949.

(d)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	26.7%
Industrials	18.6%
Health Care	12.2%
Consumer Discretionary	10.8%
Information Technology	8.9%
Consumer Staples	8.4%
Materials	5.0%
Energy	3.5%
Communication Services	2.9%
Utilities	1.8%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
68

MML VIP Moderate Allocation Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 61.6%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	803,992	$16,168,283
MML Focused Equity Fund, Class II (a)	5,148,645	36,555,376
MML Foreign Fund, Initial Class (a)	2,024,103	26,961,047
MML Income & Growth Fund, Initial Class (a)	2,014,539	19,843,213
MML Small/Mid Cap Value Fund, Initial Class (a)	808,352	8,051,186
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	2,696,659	24,189,035
MML VIP American Century Small Company Value Fund, Class II (a)	1,203,198	12,417,008
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	545,547	7,026,640
MML VIP Invesco Global Fund, Class I (a)	4,792,848	26,360,665
MML VIP Invesco Main Street Equity Fund, Class II (a)	2,430,711	30,991,572
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class (a)	7,357,221	84,847,579
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	2,344,119	36,005,661
MML VIP MFS® International Equity Fund, Class II (a)	5,510,199	70,585,646
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	2,631,748	52,634,964
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	3,195,297	37,960,128
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	2,244,505	23,387,742
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	551,952	7,901,068
		521,886,813

	Number of Shares	Value
Fixed Income Funds — 38.5%
Invesco Global Strategic Income Fund, Class R6	3,313,901	$10,339,370
MML Barings High Yield Fund, Class I (a)	247,856	2,010,111
MML VIP Barings Core Bond Fund, Initial Class (a)	12,302,842	139,339,455
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	1,273,702	11,183,100
MML VIP Barings Short-Duration Bond Fund, Class II (a)	2,897,579	27,063,384
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	13,702,161	125,100,730
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,551,232	11,448,096
		326,484,246
TOTAL MUTUAL FUNDS (Cost $774,279,217)		848,371,059
TOTAL LONG-TERM INVESTMENTS (Cost $774,279,217)		848,371,059
TOTAL INVESTMENTS — 100.1% (Cost $774,279,217) (c)		848,371,059
Other Assets/ (Liabilities) — (0.1)%		(653,660)
NET ASSETS — 100.0%		$847,717,399

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
69

MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 18.0%
Alphabet, Inc. Class A	74,273	$26,542,942
Alphabet, Inc. Class C	80,089	28,297,846
Meta Platforms, Inc. Class A	27,926	15,730,437
Netflix, Inc. (a)	93,255	6,658,407
Space Exploration Technologies Corp. Class A (a)	8,742	1,493,658
T-Mobile US, Inc.	15,327	2,570,798
		81,294,088
Consumer Discretionary — 11.7%
Amazon.com, Inc. (a)	62,694	14,942,488
Booking Holdings, Inc.	23,034	4,105,580
Carvana Co. (a)	220,580	14,518,576
DoorDash, Inc., Class A (a)	8,184	1,510,193
Ross Stores, Inc.	10,703	2,278,134
Sea Ltd. ADR (a)	17,071	1,635,914
Tesla, Inc. (a)	27,884	11,728,010
TJX Cos., Inc.	13,326	2,018,889
		52,737,784
Financials — 6.8%
Adyen NV (a) (b)	524	489,363
Charles Schwab Corp.	12,670	1,169,061
Chubb Ltd.	12,612	4,297,413
Goldman Sachs Group, Inc.	1,636	1,654,601
Marsh & McLennan Cos., Inc.	9,307	1,551,198
Mastercard, Inc. Class A	15,262	7,838,563
Moody’s Corp.	1,267	573,850
Morgan Stanley	11,140	2,328,705
Visa, Inc. Class A	31,916	10,950,060
		30,852,814
Health Care — 5.9%
Danaher Corp.	9,778	1,862,513
Eli Lilly & Co.	11,957	14,341,585
Intuitive Surgical, Inc. (a)	10,324	4,105,648
Medline, Inc. Class A (a)	12,655	499,113
Stryker Corp.	3,527	1,110,441
Thermo Fisher Scientific, Inc.	4,193	2,102,203
UnitedHealth Group, Inc.	5,954	2,474,661
		26,496,164
Industrials — 4.9%
Caterpillar, Inc.	3,553	3,783,590
Cintas Corp.	4,325	735,596

	Number of Shares	Value
GE Vernova, Inc.	4,368	$5,131,788
General Electric Co.	23,471	8,771,817
HEICO Corp.	3,400	1,211,046
Old Dominion Freight Line, Inc.	5,500	1,191,300
TransDigm Group, Inc.	974	1,297,407
		22,122,544
Information Technology — 51.5%
Advanced Micro Devices, Inc. (a)	15,012	8,720,621
Apple, Inc.	70,051	20,269,957
Applied Materials, Inc.	38,113	27,555,699
ASML Holding NV	3,670	7,301,245
Broadcom, Inc.	67,184	25,378,756
Crowdstrike Holdings, Inc. Class A (a)	3,654	2,788,514
Datadog, Inc. Class A (a)	4,886	1,272,119
Lam Research Corp.	61,412	26,611,662
Micron Technology, Inc.	376	434,013
Microsoft Corp.	52,703	19,659,273
Monolithic Power Systems, Inc.	2,417	3,341,164
NVIDIA Corp.	344,849	69,000,836
Oracle Corp.	23,739	3,478,950
Palantir Technologies, Inc. Class A (a)	7,850	915,860
Roper Technologies, Inc.	3,371	1,140,713
ServiceNow, Inc. (a)	22,439	2,227,744
Shopify, Inc. Class A (a)	25,115	2,867,631
Synopsys, Inc. (a)	2,841	1,267,285
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	8,925	4,262,312
TE Connectivity PLC	9,227	1,860,255
Texas Instruments, Inc.	5,906	1,760,401
		232,115,010
Materials — 0.3%
Linde PLC (LIN US)	2,863	1,485,725
Utilities — 0.4%
Constellation Energy Corp.	6,389	1,586,836
TOTAL COMMON STOCK (Cost $279,339,911)		448,690,965
TOTAL EQUITIES (Cost $279,339,911)		448,690,965

The accompanying notes are an integral part of the financial statements.
70

MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 6/01/30 (b)	$367,750	$380,189
9.000% 6/01/31 (b)	501,719	553,700
		933,889
TOTAL CORPORATE DEBT (Cost $909,607)		933,889
TOTAL BONDS & NOTES (Cost $909,607)		933,889
TOTAL LONG-TERM INVESTMENTS (Cost $280,249,518)		449,624,854

Number of Shares
Short-Term Investments — 0.5%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.019% (c)	120	120

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$2,169,891	2,169,891
TOTAL SHORT-TERM INVESTMENTS (Cost $2,170,011)		2,170,011
TOTAL INVESTMENTS — 100.2% (Cost $282,419,529) (e)		451,794,865
Other Assets/ (Liabilities) — (0.2)%		(1,032,725)
NET ASSETS — 100.0%		$450,762,140

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $1,423,252 or 0.32% of net assets.

(c)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(d)
Maturity value of $2,170,012. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $2,213,331.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
71

MML VIP T. Rowe Price Equity Income Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.2%
Communication Services — 2.6%
Alphabet, Inc. Class C	1,378	$486,889
Meta Platforms, Inc. Class A	2,399	1,351,333
News Corp. Class A	86,143	2,138,931
T-Mobile US, Inc.	12,992	2,179,148
Walt Disney Co.	23,732	2,284,205
		8,440,506
Consumer Discretionary — 7.4%
Amazon.com, Inc. (a)	74,320	17,713,429
Home Depot, Inc.	8,105	2,858,471
Las Vegas Sands Corp.	56,555	2,612,276
Mattel, Inc. (a)	21,376	296,699
McDonald’s Corp.	3,100	837,961
		24,318,836
Consumer Staples — 6.7%
Colgate-Palmolive Co.	56,329	5,164,243
Kenvue, Inc.	114,259	2,183,489
Kimberly-Clark Corp.	20,020	2,197,595
Philip Morris International, Inc.	20,857	3,773,240
Procter & Gamble Co.	27,523	4,035,973
Tyson Foods, Inc. Class A	11,858	678,871
Unilever PLC ADR	36,133	2,172,316
Walmart, Inc.	14,471	1,638,985
		21,844,712
Energy — 8.3%
Chevron Corp.	15,751	2,610,886
ConocoPhillips	41,669	4,331,909
EOG Resources, Inc.	16,117	2,090,858
EQT Corp.	15,910	845,935
Expand Energy Corp.	19,177	1,748,750
Exxon Mobil Corp.	28,226	3,859,059
Kinder Morgan, Inc.	28,212	901,938
Phillips 66	1,405	237,515
SLB Ltd.	40,526	1,884,054
South Bow Corp. (b)	24,346	857,625
TC Energy Corp.	19,447	1,289,141
TotalEnergies SE (TTE FP)	14,811	1,150,530
TotalEnergies SE (TTE US) (b)	53,559	4,164,748
Williams Cos., Inc.	17,682	1,314,480
		27,287,428
Financials — 19.7%
Allstate Corp.	10,054	2,392,249
American International Group, Inc.	42,060	3,134,732
Apollo Global Management, Inc.	4,984	589,657
Bank of America Corp.	62,318	3,550,880

	Number of Shares	Value
Capital One Financial Corp.	4,194	$841,400
Charles Schwab Corp.	55,864	5,154,571
Chubb Ltd.	13,978	4,762,864
Citigroup, Inc.	42,266	5,915,549
Equitable Holdings, Inc.	95,050	4,170,794
Fifth Third Bancorp	57,048	3,215,796
Fiserv, Inc. (a)	16,704	819,331
Global Payments, Inc.	3,206	232,627
Huntington Bancshares, Inc.	210,285	3,728,353
JP Morgan Chase & Co.	17,165	5,618,620
Loews Corp.	35,290	3,995,181
MetLife, Inc.	78,852	6,671,668
Morgan Stanley	3,201	669,137
State Street Corp.	10,299	1,746,710
US Bancorp	76,548	4,623,499
Wells Fargo & Co.	32,744	2,705,964
		64,539,582
Health Care — 13.1%
AstraZeneca PLC	11,401	2,161,858
Becton Dickinson & Co.	23,718	3,589,245
Biogen, Inc. (a)	3,976	859,054
Bristol-Myers Squibb Co.	41,189	2,373,310
Cigna Group	8,490	2,340,523
CVS Health Corp.	48,027	4,968,393
Elevance Health, Inc.	12,484	4,827,937
Johnson & Johnson	9,210	2,339,064
Medtronic PLC	26,164	2,046,810
Merck & Co., Inc.	27,950	3,591,575
Novo Nordisk AS Sponsored ADR	32,247	1,545,921
Thermo Fisher Scientific, Inc.	3,047	1,527,644
UnitedHealth Group, Inc.	7,401	3,076,078
Viatris, Inc.	204,072	3,240,663
Waters Corp. (a)	4,249	1,593,545
Zimmer Biomet Holdings, Inc.	31,898	2,746,099
		42,827,719
Industrials — 13.4%
3M Co.	4,373	708,032
AGCO Corp.	17,291	2,069,733
Airbus SE	811	180,510
Boeing Co. (a)	15,118	3,272,593
Booz Allen Hamilton Holding Corp.	19,964	1,211,216
CSX Corp.	91,939	4,369,861
Fortive Corp.	65,613	4,008,298
General Electric Co.	8,305	3,103,828
L3Harris Technologies, Inc.	11,115	3,229,908
Middleby Corp. (a)	2,603	447,742
Norfolk Southern Corp.	1,923	604,957
Rockwell Automation, Inc.	4,021	1,990,717

The accompanying notes are an integral part of the financial statements.
72

MML VIP T. Rowe Price Equity Income Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Siemens AG Registered	13,424	$4,313,538
Southwest Airlines Co.	70,532	3,626,755
StandardAero, Inc. (a)	44,396	1,327,884
Stanley Black & Decker, Inc.	51,980	4,892,358
Union Pacific Corp.	7,438	2,023,136
United Parcel Service, Inc. Class B	23,995	2,579,462
		43,960,528
Information Technology — 16.5%
Accenture PLC Class A	2,424	301,643
Advanced Micro Devices, Inc. (a)	1,642	953,854
Apple, Inc.	43,108	12,473,731
Applied Materials, Inc.	6,973	5,041,479
Cisco Systems, Inc.	29,224	3,432,651
Intel Corp. (a)	47,516	6,634,659
Microsoft Corp.	38,131	14,223,626
QUALCOMM, Inc.	31,313	5,786,329
Ralliant Corp.	13,886	1,022,426
Salesforce, Inc.	11,078	1,735,479
Skyworks Solutions, Inc.	5,100	345,780
TE Connectivity PLC	3,071	619,144
Texas Instruments, Inc.	4,236	1,262,625
		53,833,426
Materials — 3.0%
Avery Dennison Corp.	6,663	1,081,738
CF Industries Holdings, Inc.	33,483	3,624,869
International Paper Co.	91,548	3,487,979
West Fraser Timber Co. Ltd. (b)	24,733	1,674,177
		9,868,763
Real Estate — 3.0%
Equity Residential	52,742	3,582,764
Public Storage	1,570	499,747
Rayonier, Inc.	119,884	2,551,131
Rexford Industrial Realty, Inc.	53,840	1,803,640
Sun Communities, Inc.	4,108	492,590
Weyerhaeuser Co.	31,991	765,865
		9,695,737
Utilities — 5.5%
Alliant Energy Corp.	39,918	3,045,344
Ameren Corp.	24,250	2,741,220
NextEra Energy, Inc.	25,638	2,250,248
Sempra	30,086	2,789,273
Southern Co.	66,358	6,351,124
Xcel Energy, Inc.	10,456	839,617
		18,016,826
TOTAL COMMON STOCK (Cost $272,847,151)		324,634,063

	Number of Shares	Value
Preferred Stock — 0.7%
Industrials — 0.4%
Boeing Co. Convertible
6.000%	20,873	$1,404,753
Utilities — 0.3%
Southern Co., Convertible
7.125%	15,642	778,033
TOTAL PREFERRED STOCK (Cost $1,940,385)		2,182,786
TOTAL EQUITIES (Cost $274,787,536)		326,816,849
TOTAL LONG-TERM INVESTMENTS (Cost $274,787,536)		326,816,849
Short-Term Investments — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.019% (c)	113	113
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$1,160,296	1,160,296
TOTAL SHORT-TERM INVESTMENTS (Cost $1,160,409)		1,160,409
TOTAL INVESTMENTS — 100.2% (Cost $275,947,945) (e)		327,977,258
Other Assets/ (Liabilities) — (0.2)%		(578,084)
NET ASSETS — 100.0%		$327,399,174

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
73

MML VIP T. Rowe Price Equity Income Fund (see Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $2,880,984 or 0.88% of net assets. The Fund received $3,073,809 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(d)
Maturity value of $1,160,361. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,183,569.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
74

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 97.7%
Communication Services — 3.2%
Liberty Media Corp.-Liberty Formula One Class C (a)	30,848	$2,934,879
Live Nation Entertainment, Inc. (a) (b)	7,999	1,464,697
New York Times Co. Class A (b)	61,312	4,290,614
Reddit, Inc. Class A (a)	24,162	4,194,040
		12,884,230
Consumer Discretionary — 13.6%
Birkenstock Holding PLC (a) (b)	74,319	3,197,947
Burlington Stores, Inc. (a)	21,851	6,922,397
Domino’s Pizza, Inc.	12,415	3,675,337
Dutch Bros, Inc. Class A (a)	22,256	1,598,203
Hilton Worldwide Holdings, Inc.	12,500	4,130,750
Liberty Live Holdings, Inc. Class C (a)	37,559	3,967,733
McGraw Hill, Inc. (a)	11,809	111,831
Planet Fitness, Inc. Class A (a)	50,198	2,618,830
Pool Corp. (b)	18,088	3,887,111
Service Corp. International (b)	41,011	3,115,195
Sportradar Group AG Class A (a) (b)	94,451	1,413,931
Ulta Beauty, Inc. (a)	8,126	3,664,663
Viking Holdings Ltd. (a)	53,378	5,587,075
Wingstop, Inc.	6,502	1,127,512
Wyndham Hotels & Resorts, Inc.	30,032	2,528,995
Yum! Brands, Inc.	45,566	7,284,181
		54,831,691
Consumer Staples — 3.3%
Casey’s General Stores, Inc.	2,959	2,351,783
Dollar Tree, Inc. (a)	46,707	5,649,212
US Foods Holding Corp. (a)	53,432	5,463,422
		13,464,417
Energy — 4.0%
Cenovus Energy, Inc.	57,318	1,422,059
Cheniere Energy, Inc.	6,390	1,527,274
DT Midstream, Inc. (a)	20,016	2,937,148
EQT Corp.	57,810	3,073,758
Permian Resources Corp. Class A	107,227	1,974,049
SLB Ltd.	3,955	183,868
TechnipFMC PLC	74,187	4,918,598
		16,036,754
Financials — 6.7%
Assurant, Inc.	23,085	6,199,015
Bullish (a) (b)	9,737	228,138
Cboe Global Markets, Inc.	10,470	2,540,755

	Number of Shares	Value
MSCI, Inc.	9,946	$5,570,158
Raymond James Financial, Inc.	26,125	3,971,784
Robinhood Markets, Inc. Class A (a)	30,141	3,022,539
Rocket Cos., Inc. Class A (a)	53,842	848,011
Ryan Specialty Holdings, Inc. (b)	32,454	1,225,463
TPG, Inc.	7,461	302,544
Tradeweb Markets, Inc. Class A	30,664	3,055,974
		26,964,381
Health Care — 18.4%
Agilent Technologies, Inc.	72,053	9,570,800
Alnylam Pharmaceuticals, Inc. (a)	20,528	6,179,544
Ascendis Pharma AS (a)	11,479	3,061,679
BioNTech SE ADR (a)	17,446	1,623,350
Caris Life Sciences, Inc. (a) (b)	46,286	824,817
CG oncology, Inc. (a) (b)	12,756	906,314
Cooper Cos., Inc. (a)	69,142	4,958,173
CRISPR Therapeutics AG (a) (b)	17,987	981,011
Cytokinetics, Inc. (a) (b)	34,881	2,971,512
Dianthus Therapeutics, Inc. (a)	9,099	886,971
Elanco Animal Health, Inc. (a) (b)	167,157	4,113,734
Insmed, Inc. (a)	14,878	1,586,292
Insulet Corp. (a)	13,988	2,129,673
Ionis Pharmaceuticals, Inc. (a) (b)	36,001	2,854,519
Kymera Therapeutics, Inc. (a) (b)	8,263	947,518
Medline, Inc. Class A (a)	42,945	1,693,751
Mettler-Toledo International, Inc. (a)	6,462	8,255,270
Natera, Inc. (a)	10,587	2,873,841
Oruka Therapeutics, Inc. (a)	1,890	179,871
Revolution Medicines, Inc. (a)	5,521	1,033,973
Teleflex, Inc.	29,113	3,690,364
Tenet Healthcare Corp. (a)	5,543	1,036,984
Vaxcyte, Inc. (a)	22,160	1,288,161
Veeva Systems, Inc. Class A (a)	28,354	5,031,984
West Pharmaceutical Services, Inc.	16,160	5,801,440
		74,481,546
Industrials — 19.5%
API Group Corp. (a)	47,832	2,025,685
Arxis, Inc. Class A (a)	21,681	1,000,361
Booz Allen Hamilton Holding Corp.	39,718	2,409,691
BWX Technologies, Inc.	11,030	2,146,989
Esab Corp.	47,698	4,704,454
Ferguson Enterprises, Inc.	22,746	5,398,308
HEICO Corp.	4,339	1,545,508
Ingersoll Rand, Inc.	56,594	4,640,142
ITT, Inc.	15,530	3,071,213
Madison Air Solutions Corp. Class A (a)	22,990	896,610
MasTec, Inc. (a)	5,562	2,314,126
Modine Manufacturing Co. (a)	9,252	2,470,469

The accompanying notes are an integral part of the financial statements.
75

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
nVent Electric PLC	12,008	$2,036,677
Old Dominion Freight Line, Inc.	22,240	4,817,184
Paylocity Holding Corp. (a)	28,335	2,961,858
Quanta Services, Inc.	2,806	2,020,432
RB Global, Inc. (b)	30,757	3,581,653
Rocket Lab Corp. (a)	24,724	2,513,195
StandardAero, Inc. (a) (b)	56,616	1,693,385
Textron, Inc.	40,656	3,729,375
TransUnion (b)	59,566	4,297,091
UL Solutions, Inc. Class A	48,160	4,905,578
Veralto Corp.	62,883	5,576,464
Waste Connections, Inc.	6,164	1,027,477
Woodward, Inc.	6,982	2,970,422
XPO, Inc. (a)	19,684	4,040,928
		78,795,275
Information Technology — 26.7%
Astera Labs, Inc. (a)	7,781	3,758,379
Atlassian Corp. Class A (a)	16,994	1,321,963
Aurora Innovation, Inc. (a) (b)	202,308	1,379,741
BlackBerry Ltd. (a)	111,807	1,414,359
Cerebras Systems, Inc. Class A (a)	2,015	445,315
Cloudflare, Inc. Class A (a)	17,744	4,352,248
Credo Technology Group Holding Ltd. (a)	8,932	2,429,057
Datadog, Inc. Class A (a)	29,055	7,564,760
Descartes Systems Group, Inc. (a)	16,853	1,166,902
Everpure, Inc. Class A (a)	48,983	3,859,371
Fabrinet (a) (b)	6,828	3,837,882
Guidewire Software, Inc. (a)	11,263	1,385,912
Keysight Technologies, Inc. (a)	24,416	8,547,309
Lattice Semiconductor Corp. (a)	44,868	6,863,009
Lumentum Holdings, Inc. (a)	4,506	3,866,418
MACOM Technology Solutions Holdings, Inc. (a)	21,019	7,994,997
Manhattan Associates, Inc. (a)	29,953	4,170,955
Microchip Technology, Inc.	48,348	4,409,338
MongoDB, Inc. (a)	5,631	1,891,453
NXP Semiconductors NV	6,847	1,924,212
PTC, Inc. (a)	48,568	5,517,810
Qnity Electronics, Inc.	6,415	1,047,634
Ralliant Corp.	19,567	1,440,718
SiTime Corp. (a)	3,360	2,505,082
Snowflake, Inc. Class A (a)	17,572	4,472,074
TD SYNNEX Corp.	10,907	2,915,877
Teradyne, Inc.	16,625	8,043,840
Tyler Technologies, Inc. (a)	17,133	5,010,717
Unity Software, Inc. (a)	38,334	1,095,586
Zoom Communications, Inc. (a)	34,931	3,014,895
		107,647,813

	Number of Shares	Value
Materials — 1.4%
Avery Dennison Corp.	12,854	$2,086,847
Martin Marietta Materials, Inc.	6,131	3,535,748
		5,622,595
Utilities — 0.9%
Fervo Energy Co. Class A (a)	11,573	338,279
NRG Energy, Inc.	22,557	3,294,675
		3,632,954
TOTAL COMMON STOCK (Cost $350,020,777)		394,361,656
TOTAL EQUITIES (Cost $350,020,777)		394,361,656
TOTAL LONG-TERM INVESTMENTS (Cost $350,020,777)		394,361,656
Short-Term Investments — 2.7%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	1,678,606	1,678,606
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.019% (d)	2,408	2,408
	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$9,190,948	9,190,948
TOTAL SHORT-TERM INVESTMENTS (Cost $10,871,962)		10,871,962
TOTAL INVESTMENTS — 100.4% (Cost $360,892,739) (f)		405,233,618
Other Assets/ (Liabilities) — (0.4)%		(1,696,076)
NET ASSETS — 100.0%		$403,537,542

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
76

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $25,877,907 or 6.41% of net assets. The Fund received $24,716,744 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of June 30, 2026.
(e)
Maturity value of $9,191,459. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $9,374,788.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
77

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) – Portfolio of Investments

June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 100.8%
Common Stock — 100.8%
Communication Services — 1.5%
Cargurus, Inc. (a)	43,911	$1,496,926
Magnite, Inc. (a) (b)	43,134	818,683
		2,315,609
Consumer Discretionary — 8.4%
Boot Barn Holdings, Inc. (a)	3,336	548,005
Brinker International, Inc. (a)	200	33,600
Callaway Golf Co. (a)	50,473	948,388
Century Communities, Inc.	10,880	779,661
Champion Homes, Inc. (a)	21,270	1,874,312
Dutch Bros, Inc. Class A (a)	6,705	481,486
Figs, Inc. Class A (a)	37,978	388,515
Five Below, Inc. (a)	4,713	847,350
Life Time Group Holdings, Inc. (a)	31,248	1,276,168
National Vision Holdings, Inc. (a) (b)	45,277	860,716
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,611	585,134
Patrick Industries, Inc. (b)	10,419	935,418
Stride, Inc. (a) (b)	6,723	579,792
Valvoline, Inc. (a)	20,389	806,181
Visteon Corp. (b)	4,448	441,286
Wingstop, Inc.	2,406	417,224
Wolverine World Wide, Inc.	38,130	630,289
YETI Holdings, Inc. (a) (b)	12,708	629,808
		13,063,333
Consumer Staples — 2.1%
Chefs’ Warehouse, Inc. (a)	9,053	869,993
Freshpet, Inc. (a)	12,972	766,905
Vita Coco Co., Inc. (a)	23,504	1,554,555
		3,191,453
Energy — 3.8%
Cactus, Inc. Class A (b)	22,613	1,158,464
Chord Energy Corp.	11,537	1,318,679
Excelerate Energy, Inc. Class A	23,463	891,359
Innovex International, Inc. (a) (b)	3,710	92,008
Kodiak Gas Services, Inc.	11,881	892,620
Matador Resources Co.	15,109	752,126
Viper Energy, Inc. Class A	20,601	873,482
		5,978,738
Financials — 11.3%
Ameris Bancorp	11,271	1,017,320
Dave, Inc. (a)	1,225	456,423
Eastern Bankshares, Inc.	48,263	1,073,369
First Interstate BancSystem, Inc. Class A (b)	25,855	996,969

	Number of Shares	Value
HA Sustainable Infrastructure Capital, Inc. (b)	48,433	$1,891,309
Hamilton Insurance Group Ltd. Class B	23,619	801,629
Hancock Whitney Corp.	13,971	1,043,913
Perella Weinberg Partners (b)	41,220	657,871
PJT Partners, Inc. Class A (b)	5,601	845,415
Renasant Corp.	22,783	969,189
Seacoast Banking Corp. of Florida	64,251	2,136,346
Selective Insurance Group, Inc.	8,145	790,146
Simmons First National Corp. Class A	43,170	977,801
SiriusPoint Ltd. (a)	56,112	1,346,688
StepStone Group, Inc. Class A	14,677	607,041
Valley National Bancorp	71,199	1,043,065
WisdomTree, Inc. (b)	52,792	894,296
		17,548,790
Health Care — 25.5%
Adaptive Biotechnologies Corp. (a)	44,990	965,035
Alignment Healthcare, Inc. (a) (b)	102,206	2,433,525
Alkermes PLC (a)	24,159	1,265,811
Apogee Therapeutics, Inc. (a)	7,479	992,688
AtriCure, Inc. (a)	24,110	674,598
Axogen, Inc. (a)	11,401	526,612
Axsome Therapeutics, Inc. (a)	3,111	761,479
Bridgebio Pharma, Inc. (a)	5,045	375,752
Celcuity, Inc. (a)	6,591	689,550
Celldex Therapeutics, Inc. (a)	16,672	620,365
CG oncology, Inc. (a) (b)	11,856	842,369
Cogent Biosciences, Inc. (a)	26,477	1,024,660
Corvus Pharmaceuticals, Inc. (a) (b)	16,237	242,581
Crinetics Pharmaceuticals, Inc. (a) (b)	26,007	973,182
Cytokinetics, Inc. (a) (b)	14,911	1,270,268
Definium Therapeutics, Inc. (a)	5,372	252,699
Dianthus Therapeutics, Inc. (a)	14,027	1,367,352
Disc Medicine, Inc. (a) (b)	9,660	706,532
Doximity, Inc. Class A (a)	20,487	424,900
Ensign Group, Inc.	4,323	692,977
GeneDx Holdings Corp. (a)	6,241	428,445
Glaukos Corp. (a)	3,546	495,589
Guardian Pharmacy Services, Inc. Class A (a)	18,897	791,217
HealthEquity, Inc. (a)	4,330	391,086
Hims & Hers Health, Inc. (a) (b)	7,160	248,237
Hinge Health, Inc. Class A (a) (b)	13,503	1,120,749
Insmed, Inc. (a)	3,743	399,079
Ionis Pharmaceuticals, Inc. (a)	5,220	413,894
Krystal Biotech, Inc. (a) (b)	889	330,415

The accompanying notes are an integral part of the financial statements.
78

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Kymera Therapeutics, Inc. (a) (b)	12,404	$1,422,367
Lantheus Holdings, Inc. (a) (b)	6,077	674,182
MBX Biosciences, Inc. (a)	16,950	935,640
Mineralys Therapeutics, Inc. (a)	8,100	218,538
Mirum Pharmaceuticals, Inc. (a) (b)	5,077	594,364
Nuvalent, Inc., Class A (a)	3,823	472,141
Oculis Holding AG (a) (b)	7,623	105,731
Option Care Health, Inc. (a)	22,826	478,661
PACS Group, Inc. (a)	20,932	892,540
Pharvaris NV (a)	4,718	163,148
Praxis Precision Medicines, Inc. (a)	1,096	366,930
Progyny, Inc. (a)	24,173	696,908
Protagonist Therapeutics, Inc. (a) (b)	12,362	1,515,334
PTC Therapeutics, Inc. (a)	14,954	1,219,798
Revolution Medicines, Inc. (a)	2,698	505,281
Scholar Rock Holding Corp. (a)	18,568	1,021,240
Spyre Therapeutics, Inc. (a) (b)	11,287	1,002,060
Structure Therapeutics, Inc. ADR (a)	12,825	688,318
Taysha Gene Therapies, Inc. (a)	27,783	189,202
TransMedics Group, Inc. (a) (b)	8,201	544,710
Travere Therapeutics, Inc. (a)	9,327	529,867
Trevi Therapeutics, Inc. (a)	46,304	863,570
Vaxcyte, Inc. (a)	19,409	1,128,245
Veracyte, Inc. (a)	13,579	797,495
Viridian Therapeutics, Inc. (a) (b)	17,248	316,846
Xenon Pharmaceuticals, Inc. (a)	8,773	529,538
		39,594,300
Industrials — 22.3%
AAON, Inc.	7,132	904,766
AAR Corp. (a)	6,228	890,168
Acuity, Inc.	2,341	881,761
Alliance Laundry Holdings, Inc. (a) (b)	14,686	389,473
Ameresco, Inc. Class A (a)	37,820	1,043,832
Applied Aerospace & Defense, Inc. (a) (b)	11,543	262,950
Applied Industrial Technologies, Inc.	4,109	1,389,458
Atmus Filtration Technologies, Inc.	16,999	866,779
Cardinal Infrastructure Group, Inc. Class A (a)	5,135	483,717
Casella Waste Systems, Inc. Class A (a) (b)	6,384	619,056
Comfort Systems USA, Inc.	588	1,165,387
Curtiss-Wright Corp.	1,949	1,476,874
DNOW, Inc. (a)	49,182	637,891
DXP Enterprises, Inc. (a)	10,088	1,702,249
Enpro, Inc.	2,770	1,044,096
ESCO Technologies, Inc.	2,491	871,950

	Number of Shares	Value
Exlservice Holdings, Inc. (a)	9,461	$244,661
GATX Corp.	4,576	810,821
Kirby Corp. (a)	6,656	905,016
Korn Ferry	10,886	724,790
Kornit Digital Ltd. (a)	18,793	305,386
Kratos Defense & Security Solutions, Inc. (a)	7,367	367,319
Loar Holdings, Inc. (a) (b)	4,332	349,203
Mayville Engineering Co., Inc. (a)	10,700	400,822
Mercury Systems, Inc. (a)	5,913	723,337
Modine Manufacturing Co. (a)	6,853	1,829,888
MYR Group, Inc. (a) (b)	2,416	1,208,966
Nextpower, Inc. Class A (a)	15,323	1,825,582
Parsons Corp. (a) (b)	17,026	891,992
Rush Enterprises, Inc. Class A	19,689	1,437,002
Ryder System, Inc.	3,322	876,244
StandardAero, Inc. (a)	17,446	521,810
Terex Corp.	13,575	982,694
Trex Co., Inc. (a)	14,525	726,831
TriNet Group, Inc.	5,969	295,406
Verra Mobility Corp. (a)	33,837	143,807
Voyager Technologies, Inc. Class A (a) (b)	24,805	799,961
Xometry, Inc. Class A (a) (b)	20,596	1,987,926
Zurn Elkay Water Solutions Corp. Class C	32,624	1,648,491
		34,638,362
Information Technology — 16.8%
Advanced Energy Industries, Inc.	2,281	850,516
Agilysys, Inc. (a) (b)	12,388	1,294,546
Ambiq Micro, Inc. (a)	5,586	493,244
Amplitude, Inc. Class A (a)	159,841	1,222,784
AvePoint, Inc. (a)	41,609	466,437
Belden, Inc.	7,237	867,789
Calix, Inc. (a)	16,347	610,070
Cipher Digital, Inc. (a) (b)	7,936	194,432
Cirrus Logic, Inc. (a)	4,092	607,785
Clear Secure, Inc. Class A	9,852	549,052
Commvault Systems, Inc. (a)	3,882	550,196
Core Scientific, Inc. (a)	28,664	733,512
Credo Technology Group Holding Ltd. (a)	6,820	1,854,699
CyberArk Software Ltd. (a)	1,613	72,585
DigitalOcean Holdings, Inc. (a) (b)	2,541	399,013
Enphase Energy, Inc. (a)	5,876	289,334
Fabrinet (a) (b)	1,615	907,759
Freshworks, Inc. Class A (a)	64,954	657,334
Hut 8 Corp. (a)	2,703	312,048
Ichor Holdings Ltd. (a)	7,819	877,917

The accompanying notes are an integral part of the financial statements.
79

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Intapp, Inc. (a)	39,479	$995,266
MKS, Inc.	6,818	3,032,646
OSI Systems, Inc. (a) (b)	2,839	620,889
Power Integrations, Inc. (b)	11,375	952,770
Riot Platforms, Inc. (a) (b)	9,423	258,002
Rubrik, Inc. Class A (a)	9,333	749,253
Sanmina Corp. (a)	3,286	831,621
ServiceTitan, Inc. Class A (a)	2,612	184,695
Silicon Motion Technology Corp. Sponsored ADR	2,461	820,325
SiTime Corp. (a)	2,937	2,189,710
Terawulf, Inc. (a)	10,012	247,296
Universal Display Corp.	1,899	164,434
Viavi Solutions, Inc. (a)	17,170	819,868
Vishay Intertechnology, Inc.	7,900	424,862
		26,102,689
Materials — 3.1%
Avient Corp.	20,282	749,623
Cabot Corp. (b)	17,267	1,568,189
James Hardie Industries PLC (a) (b)	36,731	961,617
Methanex Corp.	15,511	715,833
Trekor Metals Ltd. (a)	112,990	777,371
		4,772,633
Real Estate — 4.5%
Acadia Realty Trust	20,012	418,451
American Healthcare REIT, Inc. (b)	45,635	2,379,865
Essential Properties Realty Trust, Inc.	21,481	641,208
Janus Living, Inc. Class A	4,600	132,204
LTC Properties, Inc.	12,143	466,898
Phillips Edison & Co., Inc.	48,380	2,013,576
Terreno Realty Corp.	13,430	869,861
		6,922,063
Utilities — 1.5%
Fervo Energy Co. Class A (a)	14,456	422,549
H2O America (b)	13,757	836,013
IDACORP, Inc. (b)	7,178	1,086,031
		2,344,593
TOTAL COMMON STOCK (Cost $113,313,843)		156,472,563
TOTAL EQUITIES (Cost $113,313,843)		156,472,563

	Number of Shares	Value
Rights — 0.0%
Health Care — 0.0%
Akero Therapeutics, Inc., CVR (a) (b) (c) (d)	7,063	$4,591
Appellis Pharmaceuticals, Inc. CVR (a) (b) (c) (d)	9,435	283
		4,874
TOTAL RIGHTS (Cost $4,874)		4,874
Exchange-Traded Funds — 0.8%
iShares Russell 2000 ETF	3,955	1,188,280
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,184,167)		1,188,280
TOTAL LONG-TERM INVESTMENTS (Cost $114,502,884)		157,665,717
Short-Term Investments — 5.4%
Investment of Cash Collateral from Securities Loaned — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (e)	7,046,403	7,046,403

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (f)	$1,413,354	1,413,354
TOTAL SHORT-TERM INVESTMENTS (Cost $8,459,757)		8,459,757
TOTAL INVESTMENTS — 107.0% (Cost $122,962,641) (g)		166,125,474
Other Assets/ (Liabilities) — (7.0)%		(10,916,847)
NET ASSETS — 100.0%		$155,208,627

The accompanying notes are an integral part of the financial statements.
80

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $32,054,077 or 20.65% of net assets. The Fund received $25,332,397 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $4,874 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(f)
Maturity value of $1,413,433. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $1,441,627.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
81

MML Series Investment Fund

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML Focused Equity Fund	MML Foreign Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$123,788,354	$179,016,729
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	—	—
Repurchase agreements, at value (Note 2) (c)	1,961,563	325,445
Total investments (d)	125,749,917	179,342,174
Cash	—	6
Foreign currency, at value (e)	—	2,935
Receivables from:
Investments sold
Regular delivery	251,526	19
Fund shares sold	50,498	210,318
Interest and dividends	89,606	182,984
Foreign tax reclaims	—	1,140,087
Open forward contracts (Note 2)	—	—
Total assets	126,141,547	180,878,523
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	93,970
Fund shares redeemed	184,506	198,540
Trustees’ fees and expenses (Note 3)	10,228	25,846
Affiliates (Note 3):
Administration fees	17,337	813
Investment advisory fees	77,113	135,400
Service fees	11,124	8,343
Open forward contracts (Note 2)	—	—
Cash collateral held for securities on loan (Note 2)	—	1,043,611
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	34,926	27,666
Total liabilities	335,234	1,534,189
Net assets	$125,806,313	$179,344,334
Net assets consist of:
Paid-in capital	$66,446,720	$104,165,068
Accumulated earnings (loss)	59,359,593	75,179,266
Net assets	$ 125,806,313	$ 179,344,334

(a) Cost of investments - unaffiliated issuers:	$107,619,934	$125,730,564
(b) Cost of investments - affiliated issuers:	$—	$—
(c) Cost of repurchase agreements:	$1,961,563	$325,445
(d) Securities on loan with market value of:	$—	$4,042,640
(e) Cost of foreign currency:	$—	$2,931

The accompanying notes are an integral part of the financial statements.
82

MML Income & Growth Fund	MML Small/ Mid Cap Value Fund	MML Sustainable Equity Fund	MML VIP Aggressive Allocation Fund (see Note 1)	MML VIP American Century Mid Cap Value Fund (see Note 1)	MML VIP American Century Small Company Value Fund (see Note 1)	MML VIP American Funds 65/35 Allocation Fund (see Note 1)

$133,015,131	$130,477,973	$133,171,932	$5,027,767	$234,002,753	$59,542,636	$552,117,732
—	—	—	114,443,577	—	—	—
882,757	2,207,499	291,201	—	5,759,473	490,897	—
133,897,888	132,685,472	133,463,133	119,471,344	239,762,226	60,033,533	552,117,732
29	—	615	—	—	—	—
—	—	—	—	124	41	—

187,171	202,476	—	88,161	587,760	329,810	800,916
54,226	400	—	5,294	1,836,565	102	1,091
169,202	110,178	56,664	4,748	579,997	81,423	—
6,944	—	3,855	—	24,708	—	—
—	—	1,004	—	29,185	2,919	—
134,315,460	132,998,526	133,525,271	119,569,547	242,820,565	60,447,828	552,919,739

563,925	724,875	—	4,748	1,069,312	183,161	—
177,112	971,574	65,876	90,006	151,458	191,864	789,006
17,547	16,349	12,853	8,451	33,650	6,990	52,114

813	813	813	—	813	8,313	120,034
76,338	84,161	58,528	10,449	173,424	33,187	96,027
18,870	14,462	30,013	36,957	26,274	12,612	338,625
—	—	—	—	2,355	10	—
—	52,682	—	—	1,378,277	1,790,175	—
—	—	—	—	—	—	—
30,246	29,824	30,486	29,026	38,781	29,156	38,926
884,851	1,894,740	198,569	179,637	2,874,344	2,255,468	1,434,732
$133,430,609	$131,103,786	$133,326,702	$119,389,910	$239,946,221	$58,192,360	$551,485,007

$81,683,156	$98,923,369	$61,718,667	$100,803,794	$195,044,330	$48,909,121	$407,497,054
51,747,453	32,180,417	71,608,035	18,586,116	44,901,891	9,283,239	143,987,953
$ 133,430,609	$ 131,103,786	$ 133,326,702	$ 119,389,910	$ 239,946,221	$ 58,192,360	$ 551,485,007

$104,895,261	$112,756,465	$84,337,160	$3,737,998	$213,755,634	$55,642,832	$528,069,836
$—	$—	$—	$100,679,677	$—	$—	$—
$882,757	$2,207,499	$291,201	$—	$5,759,473	$490,897	$—
$31,684	$8,492,075	$—	$—	$4,877,876	$14,642,741	$—
$—	$—	$—	$—	$124	$41	$—

The accompanying notes are an integral part of the financial statements.
83

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML Focused Equity Fund	MML Foreign Fund
Initial Class shares:
Net assets		$ 165,630,459
Shares outstanding (a)		12,437,512
Net asset value, offering price and redemption price per share		$13.32
Class II shares:
Net assets	$ 107,459,278
Shares outstanding (a)	15,134,586
Net asset value, offering price and redemption price per share	$7.10
Service Class shares:
Net assets		$13,713,875
Shares outstanding (a)		1,039,207
Net asset value, offering price and redemption price per share		$13.20
Service Class I shares:
Net assets	$18,347,035
Shares outstanding (a)	2,753,737
Net asset value, offering price and redemption price per share	$6.66
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
84

MML Income & Growth Fund	MML Small/ Mid Cap Value Fund	MML Sustainable Equity Fund	MML VIP Aggressive Allocation Fund (see Note 1)	MML VIP American Century Mid Cap Value Fund (see Note 1)	MML VIP American Century Small Company Value Fund (see Note 1)	MML VIP American Funds 65/35 Allocation Fund (see Note 1)

$ 103,781,642	$ 106,624,916	$ 87,030,026	$ 59,681,696	$ 196,770,807
10,541,371	10,702,557	4,890,676	5,631,132	21,934,160
$9.85	$9.96	$17.80	$10.60	$8.97

					$ 37,373,465
					3,622,170
					$10.32

$29,648,967	$24,478,870	$46,296,676	$59,708,214	$43,175,414
3,118,125	2,524,939	2,661,042	5,793,970	5,016,345
$9.51	$9.69	$17.40	$10.31	$8.61

					$20,818,895	$ 551,485,007
					2,219,567	44,109,042
					$9.38	$12.50

The accompanying notes are an integral part of the financial statements.
85

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP American Funds 80/20 Allocation Fund	MML VIP American Funds Growth Fund (see Note 1)
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$ 27,123,014	$ 375,308,382 (g)
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	—	—
Repurchase agreements, at value (Note 2) (c)	—	—
Total investments (d)	27,123,014	375,308,382
Cash	—	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	829	2,281,880 (h)
Delayed delivery	—	—
TBA forward sales commitments (Note 2)	—	—
Fund shares sold	—	88,832
Investment adviser (Note 3)	11,541	—
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	—	—
Foreign tax reclaims	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Unrealized appreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total assets	27,135,384	377,679,094
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	— (i)
Delayed delivery	—	—
Interest and dividends	—	—
TBA forward sales commitments, at value (Note 2) (f)	—	—
Fund shares redeemed	22	2,362,057
Trustees’ fees and expenses (Note 3)	9,375	10,681
Affiliates (Note 3):
Administration fees	5,734	81,456
Investment advisory fees	—	48,874
Service fees	—	225,336
Distribution fees	11,840	—
Cash collateral held for securities on loan (Note 2)	—	—
Due to custodian	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	29,361	29,875
Total liabilities	56,332	2,758,279
Net assets	$27,079,052	$374,920,815
Net assets consist of:
Paid-in capital	$25,637,420	$212,740,319
Accumulated earnings (loss)	1,441,632	162,180,496
Net assets	$27,079,052	$374,920,815

(a) Cost of investments - unaffiliated issuers:	$27,623,360	$287,242,600
(b) Cost of investments - affiliated issuers:	$—	$—
(c) Cost of repurchase agreements:	$—	$—
(d) Securities on loan with market value of:	$—	$—
(e) Cost of foreign currency:	$—	$—
(f) Proceeds from forward sales commitments:	$—	$—
(g) This represents the market value of investments in the Master Fund. Identified cost of investments in the Master Fund was $287,242,600.
(h) This represents Receivables for Investments sold in the Master Fund, if applicable.
(i) This represents Payables for Investments purchased in the Master Fund, if applicable.

The accompanying notes are an integral part of the financial statements.
86

MML VIP Balanced Allocation Fund (see Note 1)	MML VIP BlackRock® Equity Index Fund (see Note 1)	MML VIP Conservative Allocation Fund (see Note 1)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1)	MML VIP Growth Allocation Fund (see Note 1)	MML VIP Invesco Global Fund (see Note 1)	MML VIP Invesco Main Street Equity Fund (see Note 1)

$12,173,983	$716,809,000	$9,884,946	$365,181,122	$38,190,173	$670,783,549	$374,124,313
247,896,566	—	184,603,268	—	844,066,485	—	—
—	1,924,592	—	1,323,019	—	2,744,237	—
260,070,549	718,733,592	194,488,214	366,504,141	882,256,658	673,527,786	374,124,313
—	3,498	—	37,799	—	2	—
—	—	—	1	—	34,781	—

32,459	—	62,399	9,972,470	1,247,092	2,141,159	—
—	—	—	2,618,853	—	—	—
—	—	—	1,156,042	—	—	—
291	61,884	2,120	739,290	4,201	26,291	21,678
—	—	—	—	—	—	—
—	14,388	—	—	—	—	—
37,672	324,219	34,968	3,866,378	66,776	161,738	259,534
—	—	—	967	—	449,620	18,267
—	168,000	—	—	—	—	—

—	—	—	194	—	—	—
260,140,971	719,305,581	194,587,701	384,896,135	883,574,727	676,341,377	374,423,792

37,672	—	34,968	3,559,834	66,776	940	—
—	—	—	19,815,430	—	—	—
—	—	—	1,325	—	—	—
—	—	—	1,155,545	—	—	—
25,937	399,053	59,201	531,824	1,230,167	3,728,627	212,056
33,075	51,177	27,503	24,007	96,553	14,569	9,895

—	62,585	—	49,592	—	88,536	49,596
22,792	59,479	17,204	124,869	77,315	343,569	193,010
123,179	17,077	92,698	30,983	345,093	44,128	27,033
—	—	—	—	—	—	—
—	487,705	—	3,216,958	—	3,391,258	—
—	—	—	—	—	—	422,085
—	—	—	—	—	—	—
33,168	52,207	32,097	61,138	48,746	25,749	22,519
275,823	1,129,283	263,671	28,571,505	1,864,650	7,637,376	936,194
$259,865,148	$718,176,298	$194,324,030	$356,324,630	$881,710,077	$668,704,001	$373,487,598

$247,965,019	$188,918,555	$205,051,773	$397,495,479	$768,420,028	$514,779,253	$290,799,828
11,900,129	529,257,743	(10,727,743)	(41,170,849)	113,290,049	153,924,748	82,687,770
$ 259,865,148	$ 718,176,298	$ 194,324,030	$ 356,324,630	$ 881,710,077	$ 668,704,001	$ 373,487,598

$10,924,844	$263,341,854	$9,227,163	$371,020,564	$30,465,737	$547,900,923	$322,325,942
$233,089,835	$—	$172,671,001	$—	$768,204,543	$—	$—
$—	$1,924,592	$—	$1,323,019	$—	$2,744,237	$—
$—	$2,556,442	$—	$17,790,864	$—	$9,079,949	$—
$—	$—	$—	$1	$—	$35,161	$—
$—	$—	$—	$1,154,717	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
87

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP American Funds 80/20 Allocation Fund	MML VIP American Funds Growth Fund (see Note 1)
Initial Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class III shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class I shares:
Net assets	$ 27,079,052	$ 374,920,815
Shares outstanding (a)	2,561,322	18,584,661
Net asset value, offering price and redemption price per share	$10.57	$20.17
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
88

MML VIP Balanced Allocation Fund (see Note 1)	MML VIP BlackRock® Equity Index Fund (see Note 1)	MML VIP Conservative Allocation Fund (see Note 1)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1)	MML VIP Growth Allocation Fund (see Note 1)	MML VIP Invesco Global Fund (see Note 1)	MML VIP Invesco Main Street Equity Fund (see Note 1)

$62,524,153		$48,840,889		$ 323,941,480
6,450,507		5,325,392		36,750,321
$9.69		$9.17		$8.81

	$56,897,364				$ 180,107,106
	1,478,482				32,768,049
	$38.48				$5.50

	$ 299,672,783		$ 304,000,166		$416,232,997	$ 329,784,880
	7,800,384		33,313,877		69,332,150	25,865,491
	$38.42		$9.13		$6.00	$12.75

	$333,729,248
	8,708,370
	$38.32

$ 197,340,995		$145,483,141		$557,768,597
20,627,324		16,101,318		64,204,045
$9.57		$9.04		$8.69

	$27,876,903		$52,324,464		$72,363,898	$43,702,718
	779,340		5,828,946		14,122,180	3,671,658
	$35.77		$8.98		$5.12	$11.90

The accompanying notes are an integral part of the financial statements.
89

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1)	MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1)
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$333,094,753	$184,489,791
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	—	—
Repurchase agreements, at value (Note 2) (c)	1,055,689	3,305,115
Total investments (d)	334,150,442	187,794,906
Cash	3	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	25,091	1,803
Fund shares sold	1,891,747	303,688
Variation margin on open derivative instruments (Note 2)	9,220	—
Interest and dividends	173,044	57,329
Foreign tax reclaims	—	193,717
Cash collateral pledged for open derivatives (Note 2)	212,000	—
Total assets	336,461,547	188,351,443
Liabilities:
Payables for:
Investments purchased
Regular delivery	86	11,378
Fund shares redeemed	462,321	221,988
Trustees’ fees and expenses (Note 3)	19,382	11,771
Affiliates (Note 3):
Administration fees	5,315	813
Investment advisory fees	200,496	105,367
Service fees	8,954	26,542
Cash collateral held for securities on loan (Note 2)	—	672,000
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	150,128	32,982
Total liabilities	846,682	1,082,841
Net assets	$335,614,865	$187,268,602
Net assets consist of:
Paid-in capital	$287,527,256	$91,510,151
Accumulated earnings (loss)	48,087,609	95,758,451
Net assets	$ 335,614,865	$ 187,268,602

(a) Cost of investments - unaffiliated issuers:	$296,067,789	$106,588,228
(b) Cost of investments - affiliated issuers:	$—	$—
(c) Cost of repurchase agreements:	$1,055,689	$3,305,115
(d) Securities on loan with market value of:	$—	$658,224
(e) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
90

MML VIP MFS® International Equity Fund (see Note 1)	MML VIP Moderate Allocation Fund (see Note 1)	MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1)	MML VIP T. Rowe Price Equity Income Fund (see Note 1)	MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1)	MML VIP Wellington Small Cap Growth Equity Fund (see Note 1)

$227,363,722	$37,955,749	$449,624,974	$326,816,962	$396,042,670	$164,712,120
—	810,415,310	—	—	—	—
1,106,795	—	2,169,891	1,160,296	9,190,948	1,413,354
228,470,517	848,371,059	451,794,865	327,977,258	405,233,618	166,125,474
2,771	—	—	—	56	2,527
6,286	—	—	5,319	—	11

—	2,434,368	1,178,538	11,364,327	676,651	808,060
75,112	4,806	85,660	367	94,453	—
—	—	—	—	—	—
172,758	102,916	71,060	408,704	122,718	76,087
1,867,200	—	—	217,086	—	—
—	—	—	—	—	—
230,594,644	850,913,149	453,130,123	339,973,061	406,127,496	167,012,159

16	102,916	1,188,315	11,498,220	363,645	739,101
333,450	2,418,457	696,425	723,048	170,228	3,820,727
9,664	122,948	29,415	37,334	31,008	19,892

31,132	—	813	813	813	813
144,886	74,816	295,081	214,787	266,287	127,754
14,233	425,003	113,773	55,450	40,772	16,224
—	—	—	—	1,678,606	7,046,403
—	—	—	—	—	—
70,462	51,610	44,161	44,235	38,595	32,618
603,843	3,195,750	2,367,983	12,573,887	2,589,954	11,803,532
$229,990,801	$847,717,399	$450,762,140	$327,399,174	$403,537,542	$155,208,627

$172,407,706	$789,713,990	$150,369,882	$145,113,570	$311,033,655	$91,396,208
57,583,095	58,003,409	300,392,258	182,285,604	92,503,887	63,812,419
$ 229,990,801	$ 847,717,399	$ 450,762,140	$ 327,399,174	$ 403,537,542	$ 155,208,627

$195,135,531	$33,007,883	$280,249,638	$274,787,649	$351,701,791	$121,549,287
$—	$741,271,334	$—	$—	$—	$—
$1,106,795	$—	$2,169,891	$1,160,296	$9,190,948	$1,413,354
$3,089	$—	$—	$2,880,984	$25,877,907	$32,054,077
$6,281	$—	$—	$5,399	$—	$11

The accompanying notes are an integral part of the financial statements.
91

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1)	MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1)
Initial Class shares:
Net assets	$ 321,195,870	$ 145,975,059
Shares outstanding (a)	27,851,231	9,502,169
Net asset value, offering price and redemption price per share	$11.53	$15.36
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$14,418,995	$41,293,543
Shares outstanding (a)	1,267,859	2,946,177
Net asset value, offering price and redemption price per share	$11.37	$14.02
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
92

MML VIP MFS® International Equity Fund (see Note 1)	MML VIP Moderate Allocation Fund (see Note 1)	MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1)	MML VIP T. Rowe Price Equity Income Fund (see Note 1)	MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1)	MML VIP Wellington Small Cap Growth Equity Fund (see Note 1)

	$ 174,932,557	$ 268,601,330	$ 236,934,331	$ 336,853,304	$ 127,374,497
	16,992,040	13,427,056	19,955,486	32,328,102	8,895,976
	$10.30	$20.00	$11.87	$10.42	$14.32

$ 206,910,719
16,155,970
$12.81

	$672,784,842	$182,160,810	$90,464,843	$66,684,238	$27,834,130
	66,453,371	10,258,603	7,812,428	7,438,003	2,279,350
	$10.12	$17.76	$11.58	$8.97	$12.21

$23,080,082
1,831,000
$12.61

The accompanying notes are an integral part of the financial statements.
93

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	MML Focused Equity Fund	MML Foreign Fund
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$1,266,009	$3,512,003
Dividends - affiliated issuers (Note 7)	—	—
Interest	27,025	4,424
Securities lending net income	—	15,246
Total investment income	1,293,034	3,531,673
Expenses (Note 3):
Investment advisory fees	645,921	746,982
Custody and overdraft fees	9,576	21,227
Audit and tax fees	19,209	19,867
Legal fees	7,199	5,091
Proxy fees	1,390	1,390
Accounting & Administration fees	1,285	1,285
Shareholder reporting fees	11,757	11,384
Trustees’ fees	11,498	8,617
	707,835	815,843
Administration fees:
Class II	124,994	—
Service Class I	13,418	—
Distribution and Service fees:
Service Class	—	16,095
Service Class I	22,363	—
Total expenses	868,610	831,938
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Net expenses:	868,610	831,938
Net investment income (loss)	424,424	2,699,735
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	27,617,458	7,803,539
Investment transactions - affiliated issuers (Note 7)	—	—
Foreign currency transactions	—	12,256
Forward contracts	—	—
Realized gain distributions - unaffiliated issuers	—	—
Net realized gain (loss)	27,617,458	7,815,795
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(27,875,848)	9,790,964
Investment transactions - affiliated issuers (Note 7)	—	—
Translation of assets and liabilities in foreign currencies	—	(47,962)
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(27,875,848)	9,743,002
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(258,390)	17,558,797
Net increase (decrease) in net assets resulting from operations	$166,034	$20,258,532

(a) Net of foreign withholding tax of:	$—	$391,987

The accompanying notes are an integral part of the financial statements.
94

MML Income & Growth Fund	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund	MML VIP Aggressive Allocation Fund (see Note 1)	MML VIP American Century Mid Cap Value Fund (see Note 1)	MML VIP American Century Small Company Value Fund (see Note 1)	MML VIP American Funds 65/35 Allocation Fund (see Note 1)

$1,556,581	$889,796	$776,433	$25,337	$2,942,440	$563,638	$2,735,414
—	—	—	2,041	—	—	—
14,306	9,614	2,453	—	41,113	4,226	—
8,081	6,462	—	—	3,288	16,169	—
1,578,968	905,872	778,886	27,378	2,986,841	584,033	2,735,414

430,065	466,279	331,058	59,232	989,916	221,052	538,595
10,798	8,281	6,441	3,614	15,828	8,628	1,917
19,332	19,130	19,208	16,222	19,470	19,340	16,528
3,988	3,661	4,136	3,720	7,227	1,716	16,878
1,389	1,390	1,390	1,390	1,391	1,390	1,390
1,285	1,285	1,285	—	1,285	1,285	—
10,178	10,783	10,410	8,235	14,556	8,912	16,335
6,665	6,175	6,779	6,126	12,019	2,782	27,678
483,700	516,984	380,707	98,539	1,061,692	265,105	619,321

—	—	—	—	—	26,571	—
—	—	—	—	—	14,876	673,243

37,540	28,461	60,131	75,011	52,925	—	—
—	—	—	—	—	24,794	673,243
521,240	545,445	440,838	173,550	1,114,617	331,346	1,965,807

—	—	—	—	—	(21,135)	—
—	—	—	—	—	(11,866)	—
521,240	545,445	440,838	173,550	1,114,617	298,345	1,965,807
1,057,728	360,427	338,048	(146,172)	1,872,224	285,688	769,607

9,085,680	9,905,250	7,689,597	76,648	7,688,691	2,065,234	(747,371)
—	—	—	(699,902)	—	—	—
84	—	(239)	—	(4,509)	(194)	—
—	—	19,804	—	487,615	19,029	—
—	—	—	45,850	—	—	31,866,322
9,085,764	9,905,250	7,709,162	(577,404)	8,171,797	2,084,069	31,118,951

4,003,136	12,077,153	1,641,260	678,961	15,748,002	7,650,976	10,893,201
—	—	—	7,092,736	—	—	—
—	—	(172)	—	(2,111)	—	—
—	—	436	—	51,505	5,973	—
4,003,136	12,077,153	1,641,524	7,771,697	15,797,396	7,656,949	10,893,201
13,088,900	21,982,403	9,350,686	7,194,293	23,969,193	9,741,018	42,012,152
$ 14,146,628	$ 22,342,830	$ 9,688,734	$ 7,048,121	$ 25,841,417	$ 10,026,706	$ 42,781,759

$31,041	$1,609	$1,021	$—	$29,279	$2,039	$—

The accompanying notes are an integral part of the financial statements.
95

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	MML VIP American Funds 80/20 Allocation Fund+	MML VIP American Funds Growth Fund (see Note 1) (b)
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$115,067	$361,757
Dividends - affiliated issuers (Note 7)	—	—
Interest	—	—
Securities lending net income	—	—
Total investment income	115,067	361,757
Expenses (Note 3):
Investment advisory fees	9,472	260,460
Custody and overdraft fees	1,004	1,486
Audit and tax fees	8,744	16,380
Legal fees	8,948	9,573
Proxy fees	455	1,390
Accounting & Administration fees	—	—
Shareholder reporting fees	9,382	12,397
Trustees’ fees	10,998	16,409
	49,003	318,095
Administration fees:
Class I	—	—
Class II	—	—
Service Class I	11,840	434,100
Distribution and Service fees:
Service Class	—	—
Service Class I	11,840	434,100
Total expenses	72,683	1,186,295
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	(33,846)	—
Net expenses:	38,837	1,186,295
Net investment income (loss)	76,230	(824,538)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	16,446	7,631,379
Investment transactions - affiliated issuers (Note 7)	—	—
Futures contracts	—	—
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	1,849,302	31,498,718
Net realized gain (loss)	1,865,748	39,130,097
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(500,346)	(14,232,911)
Investment transactions - affiliated issuers (Note 7)	—	—
Unfunded bank loan commitments	—	—
Futures contracts	—	—
TBA forward sales commitment	—	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	(500,346)	(14,232,911)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,365,402	24,897,186
Net increase (decrease) in net assets resulting from operations	$ 1,441,632	$ 24,072,648

(a) Net of foreign withholding tax of:	$—	$—
(b)
Amounts shown for Dividends and Realized gain distributions are from the Master Fund.
Amounts shown for Net realized gain (loss) and Net change in unrealized appreciation
(depreciation) on Investment transactions are for investments in the Master Fund.

+ Commenced operations on April 24, 2026.

The accompanying notes are an integral part of the financial statements.
96

MML VIP Balanced Allocation Fund (see Note 1)	MML VIP BlackRock® Equity Index Fund (see Note 1)	MML VIP Conservative Allocation Fund (see Note 1)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1)	MML VIP Growth Allocation Fund (see Note 1)	MML VIP Invesco Global Fund (see Note 1)	MML VIP Invesco Main Street Equity Fund (see Note 1)

$198,915	$4,119,867	$183,325	$3,065	$352,189	$2,396,447	$1,956,994
25,250	—	24,178	—	38,394	—	—
—	46,542	—	8,299,364	—	100,915	42,424
—	1,402	—	16,761	—	14,970	1,325
224,165	4,167,811	207,503	8,319,190	390,583	2,512,332	2,000,743

131,599	324,414	99,387	718,853	435,400	1,670,406	1,063,938
3,662	24,593	3,651	51,076	3,625	25,007	9,090
16,329	19,891	16,282	20,758	16,775	20,393	19,311
8,419	19,557	6,657	27,598	27,002	15,807	8,140
1,390	1,389	1,390	1,390	1,391	1,390	1,390
—	1,285	—	4,368	—	1,285	1,285
11,491	25,196	10,228	16,352	23,207	18,201	11,364
13,734	33,125	10,599	18,272	44,506	22,184	14,111
186,624	449,450	148,194	858,667	551,906	1,774,673	1,128,629

—	82,937	—	—	—	134,095	—
—	209,970	—	233,415	—	236,026	236,453
—	40,382	—	36,155	—	51,860	32,290

247,595	—	187,034	—	686,873	—	—
—	33,652	—	60,258	—	86,434	53,817
434,219	816,391	335,228	1,188,495	1,238,779	2,283,088	1,451,189

—	—	—	—	—	—	—
434,219	816,391	335,228	1,188,495	1,238,779	2,283,088	1,451,189
(210,054)	3,351,420	(127,725)	7,130,695	(848,196)	229,244	549,554

83,020	23,972,962	62,142	(321,117)	295,238	8,338,839	15,344,385
(1,618,431)	—	(45,597)	—	(693,246)	—	—
—	887,235	—	—	—	—	—
—	—	—	—	—	(13,614)	3,988
59,144	—	36,580	—	288,173	—	—
(1,476,267)	24,860,197	53,125	(321,117)	(109,835)	8,325,225	15,348,373

528,449	39,472,117	235,604	(4,136,801)	4,047,107	46,193,449	6,972,271
11,242,355	—	6,324,600	—	43,086,246	—	—
—	—	—	194	—	—	—
—	(3,160)	—	—	—	—	—
—	—	—	(1,391)	—	—	—
—	—	—	(22)	—	(12,855)	(211)
11,770,804	39,468,957	6,560,204	(4,138,020)	47,133,353	46,180,594	6,972,060
10,294,537	64,329,154	6,613,329	(4,459,137)	47,023,518	54,505,819	22,320,433
$ 10,084,483	$ 67,680,574	$ 6,485,604	$ 2,671,558	$ 46,175,322	$ 54,735,063	$ 22,869,987

$—	$860	$—	$—	$—	$218,026	$15,294

The accompanying notes are an integral part of the financial statements.
97

MML Series Investment Fund (Continued)

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1)	MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1)
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$1,063,372	$574,617
Dividends - affiliated issuers (Note 7)	—	—
Interest	17,370	24,615
Securities lending net income	5	5,066
Total investment income	1,080,747	604,298
Expenses (Note 3):
Investment advisory fees	609,810	636,019
Custody and overdraft fees	10,189	8,860
Audit and tax fees	19,431	19,199
Legal fees	1,915	6,406
Proxy fees	1,391	1,390
Accounting & Administration fees	2,274	1,285
Shareholder reporting fees	14,082	11,644
Trustees’ fees	4,324	10,337
	663,416	695,140
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	18,006	52,917
Service Class I	—	—
Total expenses	681,422	748,057
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	(7,950)
Class II fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	(2,246)
Service Class I fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	681,422	737,861
Net investment income (loss)	399,325	(133,563)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	23,166,348	6,963,387
Investment transactions - affiliated issuers (Note 7)	—	—
Futures contracts	(77,495)	—
Written options	(1,042,639)	—
Foreign currency transactions	(1,094)	—
Realized gain distributions - unaffiliated issuers	—	—
Net realized gain (loss)	22,045,120	6,963,387
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(9,885,882)	(18,431,281)
Investment transactions - affiliated issuers (Note 7)	—	—
Futures contracts	(13,956)	—
Written options	(367,336)	—
Translation of assets and liabilities in foreign currencies	1,246	—
Net change in unrealized appreciation (depreciation)	(10,265,928)	(18,431,281)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	11,779,192	(11,467,894)
Net increase (decrease) in net assets resulting from operations	$ 12,178,517	$ (11,601,457)

(a) Net of foreign withholding tax of:	$1,028	$33,252

The accompanying notes are an integral part of the financial statements.
98

MML VIP MFS® International Equity Fund (see Note 1)	MML VIP Moderate Allocation Fund (see Note 1)	MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1)	MML VIP T. Rowe Price Equity Income Fund (see Note 1)	MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1)	MML VIP Wellington Small Cap Growth Equity Fund (see Note 1)

$4,034,905	$543,418	$1,091,043	$4,546,778	$1,069,672	$599,048
—	66,625	—	—	—	—
13,050	—	36,913	21,691	118,525	12,756
8,598	—	567	5,011	57,826	22,867
4,056,553	610,043	1,128,523	4,573,480	1,246,023	634,671

927,340	431,336	1,656,191	1,547,764	1,451,313	741,357
56,246	3,650	17,924	16,913	17,762	13,808
23,861	16,782	19,581	19,375	19,511	19,403
7,188	28,313	14,282	12,826	9,652	4,188
1,389	1,390	1,390	1,390	1,390	1,388
1,285	—	1,285	1,285	1,285	1,285
13,939	24,876	18,221	19,346	15,579	11,852
11,970	45,641	23,090	22,473	17,286	6,982
1,043,218	551,988	1,751,964	1,641,372	1,533,778	800,263

157,018	—	—	—	—	—
16,858	—	—	—	—	—

—	858,099	223,173	109,800	82,571	31,271
28,097	—	—	—	—	—
1,245,191	1,410,087	1,975,137	1,751,172	1,616,349	831,534

—	—	—	—	—	(18,081)
(59,592)	—	—	—	—	—
—	—	—	—	—	(3,894)
(6,558)	—	—	—	—	—
(72,912)	—	—	—	—	(13,020)
1,106,129	1,410,087	1,975,137	1,751,172	1,616,349	796,539
2,950,424	(800,044)	(846,614)	2,822,308	(370,326)	(161,868)

3,203,569	348,254	52,318,448	75,126,894	20,626,948	15,105,480
—	(2,029,261)	—	—	—	—
—	—	—	34,322	—	—
—	—	—	—	—	—
(7,547)	—	—	12,324	—	600
—	221,563	—	—	—	—
3,196,022	(1,459,444)	52,318,448	75,173,540	20,626,948	15,106,080

561,849	2,251,530	(44,502,813)	(25,226,435)	(2,580,492)	15,798,382
—	37,667,660	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(48,795)	—	—	(23,345)	(46)	—
513,054	39,919,190	(44,502,813)	(25,249,780)	(2,580,538)	15,798,382
3,709,076	38,459,746	7,815,635	49,923,760	18,046,410	30,904,462
$ 6,659,500	$ 37,659,702	$6,969,021	$ 52,746,068	$ 17,676,084	$ 30,742,594

$457,408	$—	$6,341	$71,921	$3,264	$796

The accompanying notes are an integral part of the financial statements.
99

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$424,424	$1,220,376
Net realized gain (loss)	27,617,458	15,463,228
Net change in unrealized appreciation (depreciation)	(27,875,848)	1,294,217
Net increase (decrease) in net assets resulting from operations	166,034	17,977,821
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(29,334,460)
Service Class	—	—
Service Class I	—	(2,729,082)
Total distributions	—	(32,063,542)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(102,124,052)	(14,758,141)
Service Class	—	—
Service Class I	(482,886)	(1,425,768)
Increase (decrease) in net assets from fund share transactions	(102,606,938)	(16,183,909)
Total increase (decrease) in net assets	(102,440,904)	(30,269,630)
Net assets
Beginning of period	228,247,217	258,516,847
End of period	$ 125,806,313	$ 228,247,217

The accompanying notes are an integral part of the financial statements.
100

MML Foreign Fund		MML Income & Growth Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$2,699,735	$3,561,870	$1,057,728	$2,212,540	$360,427	$989,495
7,815,795	9,188,668	9,085,764	12,585,325	9,905,250	3,884,123
9,743,002	34,621,925	4,003,136	1,571,718	12,077,153	(2,088,525)
20,258,532	47,372,463	14,146,628	16,369,583	22,342,830	2,785,093

—	(10,383,964)	—	(21,531,916)	—	(12,003,278)
—	—	—	—	—	—
—	(718,547)	—	(6,238,214)	—	(2,592,816)
—	—	—	—	—	—
—	(11,102,511)	—	(27,770,130)	—	(14,596,094)

(11,740,451)	(29,630,493)	(8,827,215)	4,280,232	(9,362,580)	1,119,421
—	—	—	—	—	—
647,637	885,136	(3,273,110)	3,188,571	(1,173,270)	1,157,984
—	—	—	—	—	—
(11,092,814)	(28,745,357)	(12,100,325)	7,468,803	(10,535,850)	2,277,405
9,165,718	7,524,595	2,046,303	(3,931,744)	11,806,980	(9,533,596)

170,178,616	162,654,021	131,384,306	135,316,050	119,296,806	128,830,402
$ 179,344,334	$ 170,178,616	$ 133,430,609	$ 131,384,306	$ 131,103,786	$ 119,296,806

The accompanying notes are an integral part of the financial statements.
101

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Sustainable Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$338,048	$699,538
Net realized gain (loss)	7,709,162	14,279,465
Net change in unrealized appreciation (depreciation)	1,641,524	(195,521)
Net increase (decrease) in net assets resulting from operations	9,688,734	14,783,482
Distributions to shareholders (Note 2):
Initial Class	—	(9,668,943)
Class II	—	—
Service Class	—	(5,609,600)
Service Class I	—	—
Total distributions	—	(15,278,543)
Net fund share transactions (Note 5):
Initial Class	(5,767,761)	(6,462,568)
Class II	—	—
Service Class	(7,594,234)	(453,877)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(13,361,995)	(6,916,445)
Total increase (decrease) in net assets	(3,673,261)	(7,411,506)
Net assets
Beginning of period	136,999,963	144,411,469
End of period	$ 133,326,702	$ 136,999,963

The accompanying notes are an integral part of the financial statements.
102

MML VIP Aggressive Allocation Fund (see Note 1)		MML VIP American Century Mid Cap Value Fund (see Note 1)		MML VIP American Century Small Company Value Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$(146,172)	$1,415,992	$1,872,224	$4,145,360	$285,688	$644,544
(577,404)	9,016,075	8,171,797	11,906,598	2,084,069	3,533,249
7,771,697	5,749,884	15,797,396	4,382,082	7,656,949	(6,531,314)
7,048,121	16,181,951	25,841,417	20,434,040	10,026,706	(2,353,521)

—	(2,563,719)	—	(18,586,910)	—	—
—	—	—	—	—	(464,072)
—	(2,716,725)	—	(4,006,457)	—	—
—	—	—	—	—	(221,783)
—	(5,280,444)	—	(22,593,367)	—	(685,855)

(3,711,335)	(4,050,447)	(16,693,897)	(13,439,347)	—	—
—	—	—	—	(3,326,181)	(6,435,393)
(8,429,438)	(4,754,885)	(3,545,921)	(1,317,021)	—	—
—	—	—	—	(1,737,803)	(2,269,449)
(12,140,773)	(8,805,332)	(20,239,818)	(14,756,368)	(5,063,984)	(8,704,842)
(5,092,652)	2,096,175	5,601,599	(16,915,695)	4,962,722	(11,744,218)

124,482,562	122,386,387	234,344,622	251,260,317	53,229,638	64,973,856
$ 119,389,910	$ 124,482,562	$ 239,946,221	$ 234,344,622	$ 58,192,360	$ 53,229,638

The accompanying notes are an integral part of the financial statements.
103

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP American Funds 65/35 Allocation Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$769,607	$8,171,772
Net realized gain (loss)	31,118,951	103,844,519
Net change in unrealized appreciation (depreciation)	10,893,201	(36,125,398)
Net increase (decrease) in net assets resulting from operations	42,781,759	75,890,893
Distributions to shareholders (Note 2):
Initial Class	—	—
Service Class	—	—
Service Class I	—	(40,051,400)
Total distributions	—	(40,051,400)
Net fund share transactions (Note 5):
Initial Class	—	—
Service Class	—	—
Service Class I	(40,182,926)	(68,410,934)
Increase (decrease) in net assets from fund share transactions	(40,182,926)	(68,410,934)
Total increase (decrease) in net assets	2,598,833	(32,571,441)
Net assets
Beginning of period	548,886,174	581,457,615
End of period	$ 551,485,007	$ 548,886,174

+  Commenced operations on April 24, 2026.

The accompanying notes are an integral part of the financial statements.
104

MML VIP American Funds 80/20 Allocation Fund	MML VIP American Funds Growth Fund (see Note 1)		MML VIP Balanced Allocation Fund (see Note 1)
Period Ended June 30, 2026 (Unaudited) +	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$76,230	$(824,538)	$(1,383,519)	$(210,054)	$7,415,787
1,865,748	39,130,097	37,310,037	(1,476,267)	2,253,862
(500,346)	(14,232,911)	20,071,907	11,770,804	19,074,354
1,441,632	24,072,648	55,998,425	10,084,483	28,744,003

—	—	—	—	(2,121,877)
—	—	—	—	(5,853,310)
—	—	(21,170,332)	—	—
—	—	(21,170,332)	—	(7,975,187)

—	—	—	(8,246,029)	(8,791,806)
—	—	—	(15,275,146)	(29,862,053)
25,637,420	5,526,235	16,784,518	—	—
25,637,420	5,526,235	16,784,518	(23,521,175)	(38,653,859)
27,079,052	29,598,883	51,612,611	(13,436,692)	(17,885,043)

—	345,321,932	293,709,321	273,301,840	291,186,883
$ 27,079,052	$ 374,920,815	$ 345,321,932	$ 259,865,148	$ 273,301,840

The accompanying notes are an integral part of the financial statements.
105

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP BlackRock® Equity Index Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,351,420	$6,554,586
Net realized gain (loss)	24,860,197	43,614,706
Net change in unrealized appreciation (depreciation)	39,468,957	54,435,453
Net increase (decrease) in net assets resulting from operations	67,680,574	104,604,745
Distributions to shareholders (Note 2):
Initial Class	—	—
Class I	—	(9,616,054)
Class II	—	(45,497,096)
Class III	—	(51,799,209)
Service Class	—	—
Service Class I	—	(4,882,125)
Total distributions	—	(111,794,484)
Net fund share transactions (Note 5):
Initial Class	—	—
Class I	(4,968,857)	(102,911)
Class II	(5,458,265)	14,793,506
Class III	(19,776,098)	32,875,888
Service Class	—	—
Service Class I	(2,209,321)	(324,188)
Increase (decrease) in net assets from fund share transactions	(32,412,541)	47,242,295
Total increase (decrease) in net assets	35,268,033	40,052,556
Net assets
Beginning of period	682,908,265	642,855,709
End of period	$ 718,176,298	$ 682,908,265

The accompanying notes are an integral part of the financial statements.
106

MML VIP Conservative Allocation Fund (see Note 1)		MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1)		MML VIP Growth Allocation Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$(127,725)	$6,789,821	$7,130,695	$13,531,164	$(848,196)	$15,498,818
53,125	(5,609,814)	(321,117)	(497,360)	(109,835)	48,330,793
6,560,204	20,334,202	(4,138,020)	11,449,198	47,133,353	44,226,385
6,485,604	21,514,209	2,671,558	24,483,002	46,175,322	108,055,996

—	(1,770,310)	—	—	—	(20,086,912)
—	—	—	—	—	—
—	—	—	(11,366,450)	—	—
—	—	—	—	—	—
—	(5,337,535)	—	—	—	(33,333,986)
—	—	—	(1,404,944)	—	—
—	(7,107,845)	—	(12,771,394)	—	(53,420,898)

(4,158,485)	(10,126,102)	—	—	(23,574,853)	(30,350,948)
—	—	—	—	—	—
—	—	(19,495,673)	46,494,959	—	—
—	—	—	—	—	—
(15,771,277)	(36,635,596)	—	—	(33,101,487)	(42,924,661)
—	—	5,338,063	3,490,398	—	—
(19,929,762)	(46,761,698)	(14,157,610)	49,985,357	(56,676,340)	(73,275,609)
(13,444,158)	(32,355,334)	(11,486,052)	61,696,965	(10,501,018)	(18,640,511)

207,768,188	240,123,522	367,810,682	306,113,717	892,211,095	910,851,606
$ 194,324,030	$ 207,768,188	$ 356,324,630	$ 367,810,682	$ 881,710,077	$ 892,211,095

The accompanying notes are an integral part of the financial statements.
107

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP Invesco Global Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$229,244	$118,428
Net realized gain (loss)	8,325,225	23,546,218
Net change in unrealized appreciation (depreciation)	46,180,594	55,400,124
Net increase (decrease) in net assets resulting from operations	54,735,063	79,064,770
Distributions to shareholders (Note 2):
Initial Class	—	—
Class I	—	(5,326,664)
Class II	—	(2,928,352)
Service Class	—	—
Service Class I	—	(2,199,441)
Total distributions	—	(10,454,457)
Net fund share transactions (Note 5):
Initial Class	—	—
Class I	(22,947,207)	67,819,105
Class II	104,131,289	242,154,771
Service Class	—	—
Service Class I	(5,712,439)	38,813,999
Increase (decrease) in net assets from fund share transactions	75,471,643	348,787,875
Total increase (decrease) in net assets	130,206,706	417,398,188
Net assets
Beginning of period	538,497,295	121,099,107
End of period	$ 668,704,001	$ 538,497,295

The accompanying notes are an integral part of the financial statements.
108

MML VIP Invesco Main Street Equity Fund (see Note 1)		MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1)		MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$549,554	$562,040	$399,325	$396,216	$(133,563)	$(506,354)
15,348,373	14,740,798	22,045,120	8,347,801	6,963,387	14,830,524
6,972,060	8,222,219	(10,265,928)	682,949	(18,431,281)	15,645,415
22,869,987	23,525,057	12,178,517	9,426,966	(11,601,457)	29,969,585

—	—	—	(21,426,188)	—	(31,067,358)
—	—	—	—	—	—
—	(11,388,334)	—	—	—	—
—	—	—	(4,137,290)	—	(8,635,691)
—	(3,045,202)	—	—	—	—
—	(14,433,536)	—	(25,563,478)	—	(39,703,049)

—	—	231,668,250	9,942,444	(14,728,158)	1,750,954
—	—	—	—	—	—
(16,552,562)	205,737,297	—	—	—	—
—	—	(1,384,434)	1,001,052	(1,898,989)	8,193,078
(3,633,786)	17,606,921	—	—	—	—
(20,186,348)	223,344,218	230,283,816	10,943,496	(16,627,147)	9,944,032
2,683,639	232,435,739	242,462,333	(5,193,016)	(28,228,604)	210,568

370,803,959	138,368,220	93,152,532	98,345,548	215,497,206	215,286,638
$ 373,487,598	$ 370,803,959	$ 335,614,865	$ 93,152,532	$ 187,268,602	$ 215,497,206

The accompanying notes are an integral part of the financial statements.
109

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP MFS® International Equity Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,950,424	$4,185,220
Net realized gain (loss)	3,196,022	21,568,166
Net change in unrealized appreciation (depreciation)	513,054	28,320,217
Net increase (decrease) in net assets resulting from operations	6,659,500	54,073,603
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(6,306,452)
Service Class	—	—
Service Class I	—	(616,583)
Total distributions	—	(6,923,035)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(16,597,032)	(40,076,006)
Service Class	—	—
Service Class I	(78,268)	9,378,409
Increase (decrease) in net assets from fund share transactions	(16,675,300)	(30,697,597)
Total increase (decrease) in net assets	(10,015,800)	16,452,971
Net assets
Beginning of period	240,006,601	223,553,630
End of period	$ 229,990,801	$ 240,006,601

The accompanying notes are an integral part of the financial statements.
110

MML VIP Moderate Allocation Fund (see Note 1)		MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1)		MML VIP T. Rowe Price Equity Income Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$(800,044)	$21,271,384	$(846,614)	$(1,718,993)	$2,822,308	$6,710,159
(1,459,444)	23,065,178	52,318,448	82,690,123	75,173,540	46,621,676
39,919,190	59,126,936	(44,502,813)	(1,211,862)	(25,249,780)	10,642,668
37,659,702	103,463,498	6,969,021	79,759,268	52,746,068	63,974,503

—	(5,098,441)	—	(51,546,822)	—	(37,532,218)
—	—	—	—	—	—
—	(18,157,930)	—	(36,687,685)	—	(8,719,754)
—	—	—	—	—	—
—	(23,256,371)	—	(88,234,507)	—	(46,251,972)

(17,036,702)	(32,504,951)	(23,237,374)	(16,075,401)	(177,012,955)	101,130,065
—	—	—	—	—	—
(70,873,093)	(153,054,990)	(9,463,893)	10,117,561	(8,036,970)	16,804,256
—	—	—	—	—	—
(87,909,795)	(185,559,941)	(32,701,267)	(5,957,840)	(185,049,925)	117,934,321
(50,250,093)	(105,352,814)	(25,732,246)	(14,433,079)	(132,303,857)	135,656,852

897,967,492	1,003,320,306	476,494,386	490,927,465	459,703,031	324,046,179
$ 847,717,399	$ 897,967,492	$ 450,762,140	$ 476,494,386	$ 327,399,174	$ 459,703,031

The accompanying notes are an integral part of the financial statements.
111

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(370,326)	$(739,900)
Net realized gain (loss)	20,626,948	31,046,321
Net change in unrealized appreciation (depreciation)	(2,580,538)	(16,768,698)
Net increase (decrease) in net assets resulting from operations	17,676,084	13,537,723
Distributions to shareholders (Note 2):
Initial Class	—	(35,702,166)
Service Class	—	(13,015,625)
Total distributions	—	(48,717,791)
Net fund share transactions (Note 5):
Initial Class	11,124,413	92,033,305
Service Class	(5,090,480)	(1,704,647)
Increase (decrease) in net assets from fund share transactions	6,033,933	90,328,658
Total increase (decrease) in net assets	23,710,017	55,148,590
Net assets
Beginning of period	379,827,525	324,678,935
End of period	$ 403,537,542	$ 379,827,525

The accompanying notes are an integral part of the financial statements.
112

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1)
Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

$(161,868)	$(316,799)
15,106,080	8,535,070
15,798,382	1,229,688
30,742,594	9,447,959

—	(378,479)
—	(27,795)
—	(406,274)

(11,936,622)	(16,760,443)
(1,514,675)	(2,963,297)
(13,451,297)	(19,723,740)
17,291,297	(10,682,055)

137,917,330	148,599,385
$ 155,208,627	$ 137,917,330

The accompanying notes are an integral part of the financial statements.
113

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
06/30/26[r]	$6.99	$0.02	$0.09aa	$0.11	$—	$—	$—	$7.10	1.57%[b]	$107,459	0.92%[a]	0.48%[a]
12/31/25	7.47	0.04	0.52	0.56	(0.07)	(0.97)	(1.04)	6.99	7.90%	209,656	0.90%	0.53%
12/31/24	7.16	0.06	0.68	0.74	(0.08)	(0.35)	(0.43)	7.47	10.09%	237,220	0.88%	0.75%
12/31/23	7.24	0.07	0.59	0.66	(0.07)	(0.67)	(0.74)	7.16	9.88%	266,763	0.87%	0.93%
12/31/22	8.30	0.06	(0.45)	(0.39)	(0.07)	(0.60)	(0.67)	7.24	(4.69%)	288,336	0.86%	0.85%
12/31/21	7.25	0.07	1.51	1.58	(0.08)	(0.45)	(0.53)	8.30	22.25%	338,277	0.87%	0.89%
Service Class I
06/30/26[r]	$6.57	$0.01	$0.08aa	$0.09	$—	$—	$—	$6.66	1.37%[b]	$18,347	1.17%[a]	0.29%[a]
12/31/25	7.07	0.02	0.50	0.52	(0.05)	(0.97)	(1.02)	6.57	7.75%	18,591	1.15%	0.27%
12/31/24	6.80	0.04	0.64	0.68	(0.06)	(0.35)	(0.41)	7.07	9.78%	21,297	1.13%	0.50%
12/31/23	6.91	0.05	0.57	0.62	(0.06)	(0.67)	(0.73)	6.80	9.69%	22,935	1.12%	0.68%
12/31/22	7.96	0.04	(0.44)	(0.40)	(0.05)	(0.60)	(0.65)	6.91	(5.02%)	22,509	1.12%	0.60%
12/31/21	6.98	0.05	1.45	1.50	(0.07)	(0.45)	(0.52)	7.96	21.88%	22,988	1.12%	0.64%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	30%	40%	44%	15%	24%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
114

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$11.86	$0.19	$1.27	$1.46	$—	$—	$—	$13.32	12.31%[b]	$165,630	0.94%[a]	N/A	3.12%[a]
12/31/25	9.57	0.23	2.83	3.06	(0.29)	(0.48)	(0.77)	11.86	32.60%	158,602	0.92%	N/A	2.13%
12/31/24	9.53	0.21	0.14	0.35	(0.31)	—	(0.31)	9.57	3.46%	153,983	0.96%	0.96%[k]	2.16%
12/31/23	8.32	0.20	1.14	1.34	(0.13)	—	(0.13)	9.53	16.22%	170,360	0.95%	0.94%	2.22%
12/31/22	11.04	0.22	(1.88)	(1.66)	(0.37)	(0.69)	(1.06)	8.32	(14.58%)	175,988	0.95%	0.93%	2.40%
12/31/21	10.02	0.22	1.09	1.31	(0.29)	—	(0.29)	11.04	13.04%	237,547	0.94%	0.92%	1.99%
Service Class
06/30/26[r]	$11.77	$0.18	$1.25	$1.43	$—	$—	$—	$13.20	12.15%[b]	$13,714	1.19%[a]	N/A	2.94%[a]
12/31/25	9.50	0.20	2.81	3.01	(0.26)	(0.48)	(0.74)	11.77	32.36%	11,577	1.17%	N/A	1.82%
12/31/24	9.47	0.19	0.12	0.31	(0.28)	—	(0.28)	9.50	3.12%	8,671	1.21%	1.21%[k]	1.91%
12/31/23	8.27	0.18	1.13	1.31	(0.11)	—	(0.11)	9.47	15.97%	9,250	1.20%	1.19%	1.98%
12/31/22	10.98	0.19	(1.87)	(1.68)	(0.34)	(0.69)	(1.03)	8.27	(14.87%)	8,819	1.20%	1.19%	2.06%
12/31/21	9.95	0.19	1.10	1.29	(0.26)	—	(0.26)	10.98	12.95%	8,063	1.19%	1.17%	1.72%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	7%	12%	12%	14%	10%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
115

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$8.85	$0.08	$0.92	$1.00	$—	$—	$—	$9.85	11.30%[b]	$103,782	0.73%[a]	1.66%[a]
12/31/25	9.83	0.16	1.08	1.24	(0.19)	(2.03)	(2.22)	8.85	13.34%	101,661	0.72%	1.73%
12/31/24	10.06	0.17	1.32	1.49	(0.24)	(1.48)	(1.72)	9.83	14.90%	106,081	0.73%	1.59%
12/31/23	10.82	0.19	0.67	0.86	(0.23)	(1.39)	(1.62)	10.06	9.19%	127,837	0.71%	1.80%
12/31/22	12.41	0.18	(0.25)	(0.07)	(0.18)	(1.34)	(1.52)	10.82	(0.31%)	188,904	0.70%	1.59%
12/31/21	10.00	0.15	2.47	2.62	(0.21)	—	(0.21)	12.41	26.27%	221,734	0.69%	1.29%
Service Class
06/30/26[r]	$8.56	$0.06	$0.89	$0.95	$—	$—	$—	$9.51	11.10%[b]	$29,649	0.98%[a]	1.40%[a]
12/31/25	9.57	0.14	1.04	1.18	(0.16)	(2.03)	(2.19)	8.56	13.11%	29,723	0.97%	1.48%
12/31/24	9.84	0.14	1.28	1.42	(0.21)	(1.48)	(1.69)	9.57	14.55%	29,236	0.98%	1.35%
12/31/23	10.61	0.16	0.66	0.82	(0.20)	(1.39)	(1.59)	9.84	8.98%	28,234	0.96%	1.59%
12/31/22	12.20	0.15	(0.25)	(0.10)	(0.15)	(1.34)	(1.49)	10.61	(0.59%)	28,427	0.95%	1.35%
12/31/21	9.84	0.12	2.43	2.55	(0.19)	—	(0.19)	12.20	25.94%	31,557	0.94%	1.07%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	19%	33%	29%	26%	21%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
116

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$8.33	$0.03	$1.60	$1.63	$—	$—	$—	$9.96	19.57%[b]	$106,625	0.83%[a]	0.62%[a]
12/31/25	9.20	0.07	0.16	0.23	(0.08)	(1.02)	(1.10)	8.33	2.40%	97,733	0.82%	0.86%
12/31/24	8.97	0.08	0.84	0.92	(0.08)	(0.61)	(0.69)	9.20	10.29%	106,271	0.83%	0.84%
12/31/23	8.88	0.08	1.30	1.38	(0.10)	(1.19)	(1.29)	8.97	17.12%	112,463	0.82%	0.90%
12/31/22	14.72	0.12	(2.23)	(2.11)	(0.16)	(3.57)	(3.73)	8.88	(15.69%)	109,598	0.83%	1.06%
12/31/21	10.94	0.13	3.79	3.92	(0.14)	—	(0.14)	14.72	35.94%	149,280	0.81%	0.99%
Service Class
06/30/26[r]	$8.11	$0.02	$1.56	$1.58	$—	$—	$—	$9.69	19.48%[b]	$24,479	1.08%[a]	0.38%[a]
12/31/25	8.98	0.05	0.16	0.21	(0.06)	(1.02)	(1.08)	8.11	2.17%	21,564	1.07%	0.61%
12/31/24	8.78	0.05	0.82	0.87	(0.06)	(0.61)	(0.67)	8.98	9.89%	22,559	1.08%	0.59%
12/31/23	8.71	0.06	1.28	1.34	(0.08)	(1.19)	(1.27)	8.78	16.89%	24,607	1.07%	0.65%
12/31/22	14.51	0.09	(2.19)	(2.10)	(0.13)	(3.57)	(3.70)	8.71	(15.89%)	23,434	1.08%	0.81%
12/31/21	10.79	0.10	3.74	3.84	(0.12)	—	(0.12)	14.51	35.64%	29,951	1.06%	0.77%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	35%	65%	55%	49%	42%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
117

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Sustainable Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$16.54	$0.05	$1.21	$1.26	$—	$—	$—	$17.80	7.62%[b]	$87,030	0.57%[a]	0.60%[a]
12/31/25	16.65	0.10	1.72	1.82	(0.16)	(1.77)	(1.93)	16.54	11.50%	86,607	0.56%	0.60%
12/31/24	14.72	0.13	2.78	2.91	(0.17)	(0.81)	(0.98)	16.65	19.94%	93,268	0.57%	0.78%
12/31/23	17.25	0.18	3.46	3.64	(0.19)	(5.98)	(6.17)	14.72	24.51%	91,796	0.56%	1.09%
12/31/22	24.54	0.18	(4.18)	(4.00)	(0.20)	(3.09)	(3.29)	17.25	(17.01%)	83,958	0.57%	0.90%
12/31/21	20.53	0.17	5.35	5.52	(0.20)	(1.31)	(1.51)	24.54	27.14%	112,894	0.56%	0.74%
Service Class
06/30/26[r]	$16.20	$0.03	$1.17	$1.20	$—	$—	$—	$17.40	7.41%[b]	$46,297	0.82%[a]	0.35%[a]
12/31/25	16.33	0.06	1.69	1.75	(0.11)	(1.77)	(1.88)	16.20	11.32%	50,393	0.81%	0.35%
12/31/24	14.46	0.08	2.73	2.81	(0.13)	(0.81)	(0.94)	16.33	19.60%	51,143	0.82%	0.53%
12/31/23	17.03	0.14	3.40	3.54	(0.13)	(5.98)	(6.11)	14.46	24.20%	50,474	0.81%	0.84%
12/31/22	24.26	0.13	(4.12)	(3.99)	(0.15)	(3.09)	(3.24)	17.03	(17.20%)	46,580	0.82%	0.66%
12/31/21	20.33	0.10	5.29	5.39	(0.15)	(1.31)	(1.46)	24.26	26.78%	60,966	0.81%	0.44%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	10%	30%	29%	29%	81%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
118

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$9.97	$(0.01)	$0.64	$0.63	$—	$—	$—	$10.60	6.32%[b]	$59,682	0.17%[a]	(0.12%)[a]
12/31/25	9.12	0.12	1.16	1.28	(0.14)	(0.29)	(0.43)	9.97	14.17%	59,921	0.16%	1.28%
12/31/24	8.33	0.11	0.95	1.06	(0.10)	(0.17)	(0.27)	9.12	12.74%	58,693	0.16%	1.21%
12/31/23	8.26	0.09	1.32	1.41	(0.26)	(1.08)	(1.34)	8.33	18.32%	58,623	0.15%	1.09%
12/31/22	11.70	0.10	(1.90)	(1.80)	(0.21)	(1.43)	(1.64)	8.26	(15.90%)	54,729	0.16%	1.02%
12/31/21	10.58	0.12	1.63	1.75	(0.15)	(0.48)	(0.63)	11.70	16.65%	73,193	0.14%	1.05%
Service Class
06/30/26[r]	$9.71	$(0.02)	$0.62	$0.60	$—	$—	$—	$10.31	6.18%[b]	$59,708	0.42%[a]	(0.37%)[a]
12/31/25	8.89	0.10	1.13	1.23	(0.12)	(0.29)	(0.41)	9.71	13.91%	64,562	0.41%	1.03%
12/31/24	8.12	0.08	0.94	1.02	(0.08)	(0.17)	(0.25)	8.89	12.54%	63,694	0.41%	0.95%
12/31/23	8.08	0.07	1.29	1.36	(0.24)	(1.08)	(1.32)	8.12	17.97%	70,520	0.40%	0.81%
12/31/22	11.48	0.07	(1.86)	(1.79)	(0.18)	(1.43)	(1.61)	8.08	(16.13%)	68,519	0.41%	0.79%
12/31/21	10.39	0.09	1.60	1.69	(0.12)	(0.48)	(0.60)	11.48	16.40%	95,028	0.39%	0.78%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	16%	28%	18%	15%	23%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
119

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Century Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$8.04	$0.07	$0.86	$0.93	$—	$—	$—	$8.97	11.57%[b]	$196,771	0.90%[a]	1.63%[a]
12/31/25	8.12	0.14	0.58	0.72	(0.22)	(0.58)	(0.80)	8.04	8.97%	192,246	0.89%	1.77%
12/31/24	7.90	0.15	0.53	0.68	(0.15)	(0.31)	(0.46)	8.12	8.53%	207,331	0.89%	1.86%
12/31/23	9.17	0.16	0.27	0.43	(0.24)	(1.46)	(1.70)	7.90	5.97%	223,312	0.89%	1.88%
12/31/22	12.58	0.19	(0.38)	(0.19)	(0.26)	(2.96)	(3.22)	9.17	(1.33%)	247,316	0.90%	1.76%
12/31/21	10.59	0.17	2.28	2.45	(0.18)	(0.28)	(0.46)	12.58	23.31%	295,384	0.88%	1.39%
Service Class
06/30/26[r]	$7.72	$0.06	$0.83	$0.89	$—	$—	$—	$8.61	11.53%[b]	$43,175	1.15%[a]	1.38%[a]
12/31/25	7.83	0.12	0.55	0.67	(0.20)	(0.58)	(0.78)	7.72	8.62%	42,098	1.14%	1.52%
12/31/24	7.63	0.13	0.51	0.64	(0.13)	(0.31)	(0.44)	7.83	8.29%	43,930	1.14%	1.61%
12/31/23	8.91	0.14	0.26	0.40	(0.22)	(1.46)	(1.68)	7.63	5.70%	46,075	1.14%	1.63%
12/31/22	12.31	0.16	(0.37)	(0.21)	(0.23)	(2.96)	(3.19)	8.91	(1.56%)	50,294	1.15%	1.52%
12/31/21	10.38	0.14	2.22	2.36	(0.15)	(0.28)	(0.43)	12.31	22.95%	55,704	1.13%	1.16%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	37%	67%	53%	44%	70%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
120

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Century Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
06/30/26[r]	$8.61	$0.05	$1.66	$1.71	$—	$—	$—	$10.32	19.86%[b]	$37,373	1.11%[a]	0.99%[a]	1.12%[a]
12/31/25	9.02	0.10	(0.40)	(0.30)	(0.11)	—	(0.11)	8.61	(3.39%)	34,243	1.06%	0.99%	1.21%
12/31/24	8.52	0.11	0.50	0.61	(0.11)	—	(0.11)	9.02	7.18%	42,682	1.10%	0.97%	1.25%
12/31/23	7.43	0.09	1.10	1.19	(0.08)	(0.02)	(0.10)	8.52	16.14%	49,994	1.07%	0.92%	1.20%
12/31/22	17.91	0.10	(2.20)	(2.10)	(0.03)	(8.35)	(8.38)	7.43	(14.78%)	51,032	1.08%	0.93%	0.87%
12/31/21	15.25	0.03	3.77	3.80	(0.06)	(1.08)	(1.14)	17.91	25.47%	67,627	1.05%	0.98%	0.16%
Service Class I
06/30/26[r]	$7.84	$0.04	$1.50	$1.54	$—	$—	$—	$9.38	19.64%[b]	$20,819	1.36%[a]	1.24%[a]	0.88%[a]
12/31/25	8.22	0.08	(0.37)	(0.29)	(0.09)	—	(0.09)	7.84	(3.60%)	18,987	1.31%	1.24%	0.96%
12/31/24	7.77	0.08	0.46	0.54	(0.09)	—	(0.09)	8.22	6.97%	22,292	1.35%	1.22%	1.00%
12/31/23	6.78	0.07	1.00	1.07	(0.06)	(0.02)	(0.08)	7.77	15.92%	25,335	1.32%	1.17%	0.95%
12/31/22	17.15	0.07	(2.09)	(2.02)	—	(8.35)	(8.35)	6.78	(15.06%)	24,640	1.33%	1.18%	0.63%
12/31/21	14.66	(0.01)bb	3.61	3.60	(0.03)	(1.08)	(1.11)	17.15	25.12%	30,943	1.30%	1.23%	(0.08%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	32%	40%	39%	44%	42%	127%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
121

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Funds 65/35 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Service Class I
06/30/26[r]	$11.56	$0.02	$0.92	$0.94	$—	$—	$—	$12.50	8.13%[b]	$551,485	0.73%[a]	N/A	0.29%[a]
12/31/25	10.87	0.16	1.38	1.54	(0.22)	(0.63)	(0.85)	11.56	14.54%	548,886	0.73%	N/A	1.45%
12/31/24	10.06	0.18	1.02	1.20	(0.20)	(0.19)	(0.39)	10.87	11.87%	581,458	0.72%	0.72%[l]	1.64%
12/31/23	10.38	0.17	1.19	1.36	(0.43)	(1.25)	(1.68)	10.06	14.37%	671,962	0.72%	0.72%[l]	1.63%
12/31/22	13.22	0.19	(1.98)	(1.79)	(0.26)	(0.79)	(1.05)	10.38	(13.70%)	704,868	0.72%	0.61%	1.62%
12/31/21	12.16	0.13	1.42	1.55	(0.17)	(0.32)	(0.49)	13.22	12.85%	933,788	0.71%	0.65%	1.00%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	12%	49%	10%	8%	19%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
122

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Funds 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net asset value, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Service Class I
06/30/26[g,r]	$10.00	$0.03	$0.54	$0.57	$ —	$ —	$ —	$10.57	5.70%[b]	$27,079	1.53%[a]	0.82%[a]	1.61%[a]

Period Ended June 30, 2026[b,r]

Portfolio turnover rate[x]	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on April 24, 2026.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
123

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[u]	Net investment income (loss) to average daily net assets
Service Class I
06/30/26[r]	$18.93	$(0.04)	$1.28	$1.24	$—	$—	$—	$20.17	6.55%[b]	$374,921	0.68%[a]	(0.47%)[a]
12/31/25	16.93	(0.08)	3.35	3.27	—	(1.27)	(1.27)	18.93	19.66%	345,322	0.69%	(0.45%)
12/31/24	13.96	(0.02)	4.23	4.21	—	(1.24)	(1.24)	16.93	31.11%	293,709	0.68%	(0.10%)
12/31/23	12.15	(0.01)	4.29	4.28	(0.21)	(2.26)	(2.47)	13.96	37.96%	247,407	0.68%	(0.08%)
12/31/22	22.52	(0.02)	(6.38)	(6.40)	(0.08)	(3.89)	(3.97)	12.15	(30.29%)	195,283	0.69%	(0.11%)
12/31/21	19.56	(0.05)	4.20	4.15	—	(1.19)	(1.19)	22.52	21.48%	292,504	0.68%	(0.21%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	5%	11%	9%	11%	10%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u
The fund does not directly bear expenses of the Master Fund (as defined in Note 1) which are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.

x	Amount does not include the portfolio activity of the Master Fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
124

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$9.32	$0.00d,bb	$0.37	$0.37	$—	$—	$—	$9.69	3.97%[b]	$62,524	0.14%[a]	0.03%[a]
12/31/25	8.65	0.26	0.69	0.95	(0.27)	(0.01)	(0.28)	9.32	11.10%	68,203	0.14%	2.84%
12/31/24	8.22	0.22	0.41	0.63	(0.20)	—	(0.20)	8.65	7.70%	71,830	0.13%	2.57%
12/31/23	8.26	0.17	0.79	0.96	(0.28)	(0.72)	(1.00)	8.22	12.47%	77,063	0.13%	2.10%
12/31/22	10.88	0.16	(1.72)	(1.56)	(0.36)	(0.70)	(1.06)	8.26	(14.73%)	80,987	0.13%	1.76%
12/31/21	10.32	0.20	0.82	1.02	(0.14)	(0.32)	(0.46)	10.88	9.98%	106,757	0.12%	1.88%
Service Class
06/30/26[r]	$9.21	$(0.01)	$0.37	$0.36	$—	$—	$—	$9.57	3.91%[b]	$197,341	0.39%[a]	(0.22%)[a]
12/31/25	8.55	0.23	0.69	0.92	(0.25)	(0.01)	(0.26)	9.21	10.80%	205,099	0.39%	2.57%
12/31/24	8.13	0.19	0.41	0.60	(0.18)	—	(0.18)	8.55	7.37%	219,357	0.38%	2.28%
12/31/23	8.17	0.15	0.78	0.93	(0.25)	(0.72)	(0.97)	8.13	12.26%	252,382	0.38%	1.85%
12/31/22	10.77	0.14	(1.71)	(1.57)	(0.33)	(0.70)	(1.03)	8.17	(14.97%)	267,476	0.38%	1.52%
12/31/21	10.22	0.17	0.81	0.98	(0.11)	(0.32)	(0.43)	10.77	9.70%	363,021	0.37%	1.62%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	10%	29%	14%	12%	16%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
125

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP BlackRock® Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
06/30/26[r]	$34.99	$0.14	$3.35	$3.49	$—	$—	$—	$38.48	9.97%[b]	$56,897	0.43%[a]	0.78%[a]
12/31/25	35.95	0.30	5.50	5.80	(0.40)	(6.36)	(6.76)	34.99	17.36%	56,566	0.44%	0.83%
12/31/24	30.08	0.32	6.96	7.28	(0.34)	(1.07)	(1.41)	35.95	24.44%	57,424	0.42%	0.96%
12/31/23	26.73	0.35	6.22	6.57	(0.38)	(2.84)	(3.22)	30.08	25.75%	55,380	0.43%	1.23%
12/31/22	35.26	0.35	(6.73)	(6.38)	(0.31)	(1.84)	(2.15)	26.73	(18.50%)	47,938	0.43%	1.18%
12/31/21	29.07	0.31	7.77	8.08	(0.43)	(1.46)	(1.89)	35.26	28.19%	65,271	0.42%	0.96%
Class II
06/30/26[r]	$34.91	$0.17	$3.34	$3.51	$—	$—	$—	$38.42	10.05%[b]	$299,673	0.28%[a]	0.90%[a]
12/31/25	35.88	0.35	5.50	5.85	(0.46)	(6.36)	(6.82)	34.91	17.57%	277,768	0.29%	0.98%
12/31/24	30.03	0.37	6.94	7.31	(0.39)	(1.07)	(1.46)	35.88	24.59%	265,152	0.27%	1.10%
12/31/23	26.69	0.40	6.21	6.61	(0.43)	(2.84)	(3.27)	30.03	25.93%	229,066	0.28%	1.38%
12/31/22	35.22	0.39	(6.70)	(6.31)	(0.38)	(1.84)	(2.22)	26.69	(18.35%)	191,941	0.28%	1.32%
12/31/21	29.04	0.36	7.76	8.12	(0.48)	(1.46)	(1.94)	35.22	28.37%	299,922	0.27%	1.11%
Class III
06/30/26[r]	$34.79	$0.19	$3.34	$3.53	$—	$—	$—	$38.32	10.15%[b]	$333,729	0.13%[a]	1.08%[a]
12/31/25	35.79	0.40	5.48	5.88	(0.52)	(6.36)	(6.88)	34.79	17.71%	321,043	0.14%	1.13%
12/31/24	29.94	0.42	6.94	7.36	(0.44)	(1.07)	(1.51)	35.79	24.82%	291,824	0.12%	1.26%
12/31/23	26.63	0.44	6.19	6.63	(0.48)	(2.84)	(3.32)	29.94	26.10%	335,587	0.13%	1.53%
12/31/22	35.15	0.44	(6.70)	(6.26)	(0.42)	(1.84)	(2.26)	26.63	(18.23%)	274,717	0.13%	1.48%
12/31/21	28.98	0.41	7.74	8.15	(0.52)	(1.46)	(1.98)	35.15	28.54%	359,612	0.12%	1.26%
Service Class I
06/30/26[r]	$32.56	$0.09	$3.12	$3.21	$—	$—	$—	$35.77	9.86%[b]	$27,877	0.68%[a]	0.53%[a]
12/31/25	33.85	0.19	5.16	5.35	(0.28)	(6.36)	(6.64)	32.56	17.07%	27,531	0.69%	0.58%
12/31/24	28.38	0.22	6.55	6.77	(0.23)	(1.07)	(1.30)	33.85	24.09%	28,455	0.67%	0.71%
12/31/23	25.35	0.27	5.88	6.15	(0.28)	(2.84)	(3.12)	28.38	25.44%	33,270	0.68%	0.97%
12/31/22	33.55	0.26	(6.39)	(6.13)	(0.23)	(1.84)	(2.07)	25.35	(18.69%)	34,664	0.68%	0.92%
12/31/21	27.76	0.22	7.40	7.62	(0.37)	(1.46)	(1.83)	33.55	27.86%	52,483	0.67%	0.71%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	2%	2%	2%	2%	2%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
126

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$8.87	$0.00d,bb	$0.30	$0.30	$—	$—	$—	$9.17	3.38%[b]	$48,841	0.15%[a]	0.06%[a]
12/31/25	8.32	0.27	0.58	0.85	(0.30)	—	(0.30)	8.87	10.29%	51,341	0.14%	3.17%
12/31/24	8.01	0.23	0.30	0.53	(0.22)	—	(0.22)	8.32	6.61%	57,989	0.14%	2.83%
12/31/23	8.05	0.19	0.68	0.87	(0.28)	(0.63)	(0.91)	8.01	11.65%	65,534	0.13%	2.30%
12/31/22	10.77	0.18	(1.72)	(1.54)	(0.38)	(0.80)	(1.18)	8.05	(14.74%)	67,320	0.13%	1.94%
12/31/21	10.34	0.22	0.66	0.88	(0.13)	(0.32)	(0.45)	10.77	8.60%	86,161	0.12%	2.05%
Service Class
06/30/26[r]	$8.75	$(0.01)	$0.30	$0.29	$—	$—	$—	$9.04	3.31%[b]	$145,483	0.40%[a]	(0.19%)[a]
12/31/25	8.21	0.25	0.56	0.81	(0.27)	—	(0.27)	8.75	9.98%	156,428	0.39%	2.99%
12/31/24	7.90	0.21	0.30	0.51	(0.20)	—	(0.20)	8.21	6.41%	182,135	0.39%	2.58%
12/31/23	7.95	0.16	0.68	0.84	(0.26)	(0.63)	(0.89)	7.90	11.32%	212,455	0.38%	2.06%
12/31/22	10.64	0.15	(1.69)	(1.54)	(0.35)	(0.80)	(1.15)	7.95	(14.91%)	232,827	0.38%	1.66%
12/31/21	10.22	0.19	0.65	0.84	(0.10)	(0.32)	(0.42)	10.64	8.33%	314,582	0.37%	1.75%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	11%	31%	14%	14%	21%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
127

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Fidelity Institutional AM® Core Plus Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
06/30/26[r]	$9.06	$0.18	$(0.11)	$0.07	$—	$—	$—	$9.13	0.77%[b]	$304,000	0.63%[a]	4.00%[a]
12/31/25	8.73	0.35	0.29	0.64	(0.31)	—	(0.31)	9.06	7.41%	321,133	0.61%	3.85%
12/31/24	9.03	0.35	(0.30)	0.05	(0.35)	—	(0.35)	8.73	0.47%	264,460	0.63%	3.93%
12/31/23	8.78	0.34	0.13	0.47	(0.22)	—	(0.22)	9.03	5.45%	294,153	0.63%	3.82%
12/31/22	10.47	0.22	(1.75)	(1.53)	(0.16)	—	(0.16)	8.78	(14.70%)	256,760	0.64%	2.37%
12/31/21	11.28	0.12	(0.25)	(0.13)	(0.20)	(0.48)	(0.68)	10.47	(1.19%)	354,653	0.61%	1.12%
Service Class I
06/30/26[r]	$8.92	$0.17	$(0.11)	$0.06	$—	$—	$—	$8.98	0.67%[b]	$52,324	0.88%[a]	3.76%[a]
12/31/25	8.61	0.32	0.28	0.60	(0.29)	—	(0.29)	8.92	7.03%	46,678	0.86%	3.60%
12/31/24	8.91	0.32	(0.29)	0.03	(0.33)	—	(0.33)	8.61	0.26%	41,653	0.88%	3.68%
12/31/23	8.66	0.31	0.13	0.44	(0.19)	—	(0.19)	8.91	5.20%	38,390	0.88%	3.56%
12/31/22	10.32	0.20	(1.73)	(1.53)	(0.13)	—	(0.13)	8.66	(14.90%)	37,985	0.89%	2.13%
12/31/21	11.14	0.09	(0.25)	(0.16)	(0.18)	(0.48)	(0.66)	10.32	(1.51%)	50,391	0.86%	0.87%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	81%	546%	514%	492%	417%	441%
Portfolio turnover excluding TBA transactions	25%	418%	380%	320%	255%	264%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
128

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$8.36	$(0.00)[d]	$0.45	$0.45	$—	$—	$—	$8.81	5.38%[b]	$323,941	0.13%[a]	(0.04%)[a]
12/31/25	7.87	0.15	0.85	1.00	(0.17)	(0.34)	(0.51)	8.36	12.99%	330,289	0.12%	1.88%
12/31/24	7.21	0.14	0.65	0.79	(0.12)	(0.01)	(0.13)	7.87	10.93%	340,085	0.12%	1.76%
12/31/23	7.38	0.11	0.97	1.08	(0.23)	(1.02)	(1.25)	7.21	15.98%	345,439	0.12%	1.52%
12/31/22	10.11	0.11	(1.61)	(1.50)	(0.24)	(0.99)	(1.23)	7.38	(15.30%)	337,615	0.12%	1.35%
12/31/21	9.38	0.14	1.19	1.33	(0.16)	(0.44)	(0.60)	10.11	14.33%	443,650	0.12%	1.36%
Service Class
06/30/26[r]	$8.24	$(0.01)	$0.46	$0.45	$—	$—	$—	$8.69	5.46%[b]	$557,769	0.38%[a]	(0.29%)[a]
12/31/25	7.77	0.13	0.83	0.96	(0.15)	(0.34)	(0.49)	8.24	12.60%	561,922	0.37%	1.64%
12/31/24	7.13	0.11	0.64	0.75	(0.10)	(0.01)	(0.11)	7.77	10.50%	570,767	0.37%	1.50%
12/31/23	7.30	0.09	0.97	1.06	(0.21)	(1.02)	(1.23)	7.13	15.83%	604,363	0.37%	1.27%
12/31/22	10.00	0.09	(1.59)	(1.50)	(0.21)	(0.99)	(1.20)	7.30	(15.45%)	583,458	0.37%	1.10%
12/31/21	9.29	0.11	1.17	1.28	(0.13)	(0.44)	(0.57)	10.00	13.93%	763,680	0.37%	1.10%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	13%	26%	14%	11%	15%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
129

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Invesco Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
06/30/26[r]	$5.03	$0.00[d]	$0.47	$0.47	$—	$—	$—	$5.50	9.34%[b]	$180,107	0.78%[a]	0.78%a,[l]	0.08%[a]
12/31/25	4.21	0.01	0.95	0.96	(0.01)	(0.13)	(0.14)	5.03	23.00%	186,533	0.81%	0.81%[l]	0.15%
12/31/24	4.25	0.03	0.22	0.25	(0.05)	(0.24)	(0.29)	4.21	5.60%	86,182	0.87%	N/A	0.80%
12/31/23	4.00	0.04	0.52	0.56	(0.04)	(0.27)	(0.31)	4.25	14.51%	93,239	0.83%	N/A	0.99%
12/31/22	14.85	0.06	(2.61)	(2.55)	(0.19)	(8.11)	(8.30)	4.00	(17.78%)	103,424	0.85%	N/A	0.80%
12/31/21	13.96	0.09	2.30	2.39	(0.14)	(1.36)	(1.50)	14.85	17.32%	151,785	0.80%	N/A	0.61%
Class II
06/30/26[r]	$5.50	$0.00[d]	$0.50	$0.50	$—	$—	$—	$6.00	9.09%[b]	$416,233	0.78%[a]	0.78%a,[l]	0.14%[a]
12/31/25	4.59	0.00[d]	1.06	1.06	(0.02)	(0.13)	(0.15)	5.50	23.11%	280,103	0.81%	0.81%[l]	(0.01%)
12/31/24	4.61	0.04	0.23	0.27	(0.05)	(0.24)	(0.29)	4.59	5.59%	14,337	0.87%	N/A	0.81%
12/31/23	4.32	0.04	0.56	0.60	(0.04)	(0.27)	(0.31)	4.61	14.37%	15,621	0.83%	N/A	0.99%
12/31/22	15.27	0.06	(2.68)	(2.62)	(0.22)	(8.11)	(8.33)	4.32	(17.71%)	15,307	0.85%	N/A	0.81%
12/31/21	14.31	0.09	2.37	2.46	(0.14)	(1.36)	(1.50)	15.27	17.42%	20,021	0.80%	N/A	0.57%
Service Class I
06/30/26[r]	$4.70	$(0.00)d,bb	$0.42	$0.42	$—	$—	$—	$5.12	8.94%[b]	$72,364	1.03%[a]	1.03%a,[l]	(0.17%)[a]
12/31/25	3.95	(0.01)bb	0.90	0.89	(0.01)	(0.13)	(0.14)	4.70	22.69%	71,861	1.06%	1.06%[l]	(0.17%)
12/31/24	4.00	0.02	0.21	0.23	(0.04)	(0.24)	(0.28)	3.95	5.46%	20,580	1.12%	N/A	0.55%
12/31/23	3.79	0.03	0.48	0.51	(0.03)	(0.27)	(0.30)	4.00	14.08%	21,662	1.08%	N/A	0.74%
12/31/22	14.62	0.04	(2.58)	(2.54)	(0.18)	(8.11)	(8.29)	3.79	(18.00%)	19,731	1.10%	N/A	0.54%
12/31/21	13.76	0.05	2.28	2.33	(0.11)	(1.36)	(1.47)	14.62	17.16%	19,585	1.05%	N/A	0.32%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	17%	71%	19%	10%	14%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
130

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Invesco Main Street Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
06/30/26[r]	$11.98	$0.02	$0.75	$0.77	$—	$—	$—	$12.75	6.43%[b]	$329,785	0.78%[a]	0.78%a,[l]	0.34%[a]
12/31/25	11.49	0.05	1.74	1.79	(0.06)	(1.24)	(1.30)	11.98	16.15%	326,077	0.80%	0.80%[l]	0.39%
12/31/24	10.19	0.06	2.32	2.38	(0.09)	(0.99)	(1.08)	11.49	23.71%	112,239	0.81%	N/A	0.51%
12/31/23	8.36	0.07	1.85	1.92	(0.09)	—	(0.09)	10.19	23.00%	119,336	0.81%	N/A	0.71%
12/31/22	12.55	0.07	(2.50)	(2.43)	(0.06)	(1.70)	(1.76)	8.36	(20.24%)	147,522	0.81%	N/A	0.75%
12/31/21	10.73	0.09	2.81	2.90	(0.06)	(1.02)	(1.08)	12.55	27.67%	220,586	0.81%	N/A	0.77%
Service Class I
06/30/26[r]	$11.20	$0.00[d]	$0.70	$0.70	$—	$—	$—	$11.90	6.25%[b]	$43,703	1.03%[a]	1.03%a,[l]	0.08%[a]
12/31/25	10.82	0.01	1.65	1.66	(0.04)	(1.24)	(1.28)	11.20	15.90%	44,727	1.05%	1.05%[l]	0.10%
12/31/24	9.66	0.03	2.19	2.22	(0.07)	(0.99)	(1.06)	10.82	23.36%	26,129	1.06%	N/A	0.26%
12/31/23	7.93	0.04	1.76	1.80	(0.07)	—	(0.07)	9.66	22.76%	22,506	1.06%	N/A	0.46%
12/31/22	12.01	0.05	(2.39)	(2.34)	(0.04)	(1.70)	(1.74)	7.93	(20.44%)	19,691	1.06%	N/A	0.50%
12/31/21	10.31	0.06	2.70	2.76	(0.04)	(1.02)	(1.06)	12.01	27.38%	25,154	1.06%	N/A	0.52%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	28%	63%	40%	61%	56%	56%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
131

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP JPMorgan U.S. Research Enhanced Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$10.93	$0.03	$0.57	$0.60	$—	$—	$—	$11.53	5.47%[b]	$321,196	0.76%[a]	0.49%[a]
12/31/25	13.51	0.06	1.21	1.27	(0.03)	(3.82)	(3.85)	10.93	10.65%	78,099	0.83%	0.46%
12/31/24	12.23	0.03	1.76	1.79	(0.08)	(0.43)	(0.51)	13.51	14.85%	81,661	1.18%	0.21%
12/31/23	13.33	0.08	1.52	1.60	(0.08)	(2.62)	(2.70)	12.23	12.87%	80,913	1.06%	0.61%
12/31/22	15.23	0.07	(1.90)	(1.83)	(0.07)	—	(0.07)	13.33	(12.05%)	83,308	1.08%	0.50%
12/31/21	13.78	0.06	1.53	1.59	(0.14)	—	(0.14)	15.23	11.54%	114,646	0.99%	0.39%
Service Class
06/30/26[r]	$10.80	$0.01	$0.56	$0.57	$—	$—	$—	$11.37	5.34%[b]	$14,419	1.06%[a]	0.13%[a]
12/31/25	13.40	0.03	1.19	1.22	—	(3.82)	(3.82)	10.80	10.37%	15,053	1.08%	0.21%
12/31/24	12.12	(0.01)bb	1.77	1.76	(0.05)	(0.43)	(0.48)	13.40	14.56%	16,685	1.43%	(0.04%)
12/31/23	13.22	0.05	1.51	1.56	(0.04)	(2.62)	(2.66)	12.12	12.59%	17,363	1.31%	0.36%
12/31/22	15.10	0.03	(1.88)	(1.85)	(0.03)	—	(0.03)	13.22	(12.27%)	19,280	1.34%	0.25%
12/31/21	13.67	0.02	1.52	1.54	(0.11)	—	(0.11)	15.10	11.26%	25,982	1.24%	0.14%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	32%	2%	6%	2%	8%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
132

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Loomis Sayles Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$16.26	$(0.01)	$(0.89)	$(0.90)	$—	$—	$—	$15.36	(5.54%)[b]	$145,975	0.71%[a]	0.70%[a]	(0.08%)[a]
12/31/25	17.20	(0.03)	2.49	2.46	—	(3.40)	(3.40)	16.26	15.09%	169,810	0.70%	0.70%[k]	(0.19%)
12/31/24	13.90	(0.03)	4.60	4.57	—	(1.27)	(1.27)	17.20	34.09%	175,412	0.70%	N/A	(0.17%)
12/31/23	9.81	(0.02)	4.99	4.97	—	(0.88)	(0.88)	13.90	51.71%	180,077	0.69%	N/A	(0.20%)
12/31/22	15.04	(0.01)	(4.04)	(4.05)	—	(1.18)	(1.18)	9.81	(27.55%)	132,218	0.72%	N/A	(0.12%)
12/31/21	13.98	(0.01)	2.59	2.58	(0.01)	(1.51)	(1.52)	15.04	18.41%	196,928	0.70%	N/A	(0.10%)
Service Class
06/30/26[r]	$14.85	$(0.02)	$(0.81)	$(0.83)	$—	$—	$—	$14.02	(5.59%)[b]	$41,294	0.96%[a]	0.95%[a]	(0.33%)[a]
12/31/25	16.02	(0.07)	2.30	2.23	—	(3.40)	(3.40)	14.85	14.74%	45,687	0.95%	0.95%[k]	(0.44%)
12/31/24	13.05	(0.06)	4.30	4.24	—	(1.27)	(1.27)	16.02	33.77%	39,875	0.95%	N/A	(0.43%)
12/31/23	9.27	(0.05)	4.71	4.66	—	(0.88)	(0.88)	13.05	51.37%	28,785	0.94%	N/A	(0.45%)
12/31/22	14.33	(0.04)	(3.84)	(3.88)	—	(1.18)	(1.18)	9.27	(27.73%)	17,968	0.98%	N/A	(0.37%)
12/31/21	13.41	(0.05)	2.48	2.43	—	(1.51)	(1.51)	14.33	18.08%	25,902	0.95%	N/A	(0.33%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	2%	2%	14%	8%	25%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
133

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP MFS® International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
06/30/26[r]	$12.44	$0.16	$0.21	$0.37	$—	$—	$—	$12.81	2.97%[b]	$206,911	1.05%[a]	0.93%[a]	2.57%[a]
12/31/25	10.20	0.21	2.38	2.59	(0.17)	(0.18)	(0.35)	12.44	25.54%	217,490	1.03%	0.92%	1.78%
12/31/24	10.27	0.16	(0.06)	0.10	(0.17)	—	(0.17)	10.20	0.84%	213,641	1.06%	0.96%	1.48%
12/31/23	8.78	0.15	1.47	1.62	(0.13)	—	(0.13)	10.27	18.51%	239,571	1.05%	0.95%	1.56%
12/31/22	11.08	0.13	(1.83)	(1.70)	(0.11)	(0.49)	(0.60)	8.78	(15.10%)	204,861	1.08%	0.98%	1.39%
12/31/21	9.98	0.14	1.03	1.17	(0.07)	—	(0.07)	11.08	11.77%	249,038	1.05%	0.97%	1.32%
Service Class I
06/30/26[r]	$12.26	$0.14	$0.21	$0.35	$—	$—	$—	$12.61	2.85%[b]	$23,080	1.30%[a]	1.18%[a]	2.34%[a]
12/31/25	10.08	0.17	2.36	2.53	(0.17)	(0.18)	(0.35)	12.26	25.20%	22,517	1.28%	1.17%	1.44%
12/31/24	10.15	0.13	(0.05)	0.08	(0.15)	—	(0.15)	10.08	0.66%	9,913	1.31%	1.21%	1.21%
12/31/23	8.68	0.12	1.46	1.58	(0.11)	—	(0.11)	10.15	18.27%	9,967	1.30%	1.20%	1.28%
12/31/22	10.96	0.10	(1.81)	(1.71)	(0.08)	(0.49)	(0.57)	8.68	(15.35%)	8,051	1.33%	1.23%	1.12%
12/31/21	9.88	0.12	1.02	1.14	(0.06)	—	(0.06)	10.96	11.49%	8,452	1.29%	1.22%	1.09%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	7%	64%	19%	23%	19%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
134

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$9.84	$0.00d,bb	$0.46	$0.46	$—	$—	$—	$10.30	4.67%[b]	$174,933	0.13%[a]	0.01%[a]
12/31/25	9.04	0.23	0.83	1.06	(0.26)	—	(0.26)	9.84	11.83%	184,092	0.12%	2.44%
12/31/24	8.48	0.20	0.55	0.75	(0.19)	—	(0.19)	9.04	8.87%	200,430	0.12%	2.24%
12/31/23	8.59	0.16	0.94	1.10	(0.30)	(0.91)	(1.21)	8.48	13.90%	211,139	0.12%	1.88%
12/31/22	11.54	0.16	(1.84)	(1.68)	(0.34)	(0.93)	(1.27)	8.59	(14.97%)	212,502	0.12%	1.64%
12/31/21	10.84	0.18	1.11	1.29	(0.16)	(0.43)	(0.59)	11.54	11.99%	284,654	0.11%	1.60%
Service Class
06/30/26[r]	$9.69	$(0.01)	$0.44	$0.43	$—	$—	$—	$10.12	4.44%[b]	$672,785	0.38%[a]	(0.24%)[a]
12/31/25	8.90	0.20	0.82	1.02	(0.23)	—	(0.23)	9.69	11.57%	713,876	0.37%	2.19%
12/31/24	8.35	0.17	0.55	0.72	(0.17)	—	(0.17)	8.90	8.58%	802,890	0.37%	1.93%
12/31/23	8.47	0.14	0.93	1.07	(0.28)	(0.91)	(1.19)	8.35	13.62%	955,873	0.37%	1.60%
12/31/22	11.38	0.13	(1.80)	(1.67)	(0.31)	(0.93)	(1.24)	8.47	(15.12%)	1,044,314	0.37%	1.37%
12/31/21	10.70	0.15	1.09	1.24	(0.13)	(0.43)	(0.56)	11.38	11.67%	1,461,553	0.36%	1.36%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate[x]	11%	27%	12%	13%	15%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
135

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP T. Rowe Price Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$19.65	$(0.03)	$0.38	$0.35	$—	$—	$20.00	1.78%[b]	$268,601	0.79%[a]	(0.28%)[a]
12/31/25	20.15	(0.05)	3.55	3.50	(4.00)	(4.00)	19.65	18.47%	287,831	0.78%	(0.27%)
12/31/24	16.00	(0.04)	5.62	5.58	(1.43)	(1.43)	20.15	35.63%	306,266	0.77%	(0.23%)
12/31/23	10.70	(0.02)	5.32	5.30	—	—	16.00	49.53%	297,761	0.78%	(0.18%)
12/31/22	21.62	(0.04)	(8.02)	(8.06)	(2.86)	(2.86)	10.70	(39.50%)	243,726	0.78%	(0.28%)
12/31/21	20.51	(0.10)	3.48	3.38	(2.27)	(2.27)	21.62	16.34%	425,249	0.77%	(0.44%)
Service Class
06/30/26[r]	$17.47	$(0.04)	$0.33	$0.29	$—	$—	$17.76	1.66%[b]	$182,161	1.04%[a]	(0.53%)[a]
12/31/25	18.35	(0.09)	3.21	3.12	(4.00)	(4.00)	17.47	18.19%	188,664	1.03%	(0.52%)
12/31/24	14.70	(0.08)	5.16	5.08	(1.43)	(1.43)	18.35	35.38%	184,661	1.02%	(0.48%)
12/31/23	9.86	(0.05)	4.89	4.84	—	—	14.70	49.09%	154,963	1.03%	(0.43%)
12/31/22	20.28	(0.07)	(7.49)	(7.56)	(2.86)	(2.86)	9.86	(39.65%)	116,192	1.03%	(0.53%)
12/31/21	19.40	(0.14)	3.29	3.15	(2.27)	(2.27)	20.28	16.08%	203,439	1.02%	(0.69%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	19%	18%	16%	10%	24%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
136

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP T. Rowe Price Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waiver[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$10.42	$0.08	$1.37	$1.45	$—	$—	$—	$11.87	14.01%[b]	$236,934	0.80%[a]	0.80%a,[l]	1.41%[a]
12/31/25	10.10	0.17	1.24	1.41	(0.14)	(0.95)	(1.09)	10.42	14.45%	372,681	0.79%	0.79%[l]	1.67%
12/31/24	9.89	0.18	0.98	1.16	(0.22)	(0.73)	(0.95)	10.10	11.67%	256,858	0.79%	0.78%	1.71%
12/31/23	10.10	0.20	0.68	0.88	(0.24)	(0.85)	(1.09)	9.89	9.54%	278,158	0.79%	0.76%	2.01%
12/31/22	12.38	0.22	(0.64)	(0.42)	(0.21)	(1.65)	(1.86)	10.10	(3.57%)	305,370	0.79%	0.76%	1.92%
12/31/21	10.28	0.18	2.43	2.61	(0.27)	(0.24)	(0.51)	12.38	25.58%	368,999	0.78%	0.75%	1.57%
Service Class
06/30/26[r]	$10.17	$0.06	$1.35	$1.41	$—	$—	$—	$11.58	13.86%[b]	$90,465	1.05%[a]	1.05%a,[l]	1.21%[a]
12/31/25	9.89	0.14	1.21	1.35	(0.12)	(0.95)	(1.07)	10.17	14.10%	87,022	1.04%	1.04%[l]	1.41%
12/31/24	9.70	0.15	0.97	1.12	(0.20)	(0.73)	(0.93)	9.89	11.41%	67,189	1.04%	1.03%	1.46%
12/31/23	9.92	0.17	0.67	0.84	(0.21)	(0.85)	(1.06)	9.70	9.28%	71,234	1.04%	1.01%	1.77%
12/31/22	12.19	0.19	(0.63)	(0.44)	(0.18)	(1.65)	(1.83)	9.92	(3.82%)	78,419	1.04%	1.01%	1.67%
12/31/21	10.14	0.15	2.39	2.54	(0.25)	(0.24)	(0.49)	12.19	25.18%	88,588	1.03%	1.00%	1.32%

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	17%	37%	19%	15%	15%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
137

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP T. Rowe Price Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$9.95	$(0.01)	$0.48	$0.47	$—	$—	$10.42	4.72%[b]	$336,853	0.81%[a]	0.81%a,[l]	(0.15%)[a]
12/31/25	11.33	(0.02)	0.49	0.47	(1.85)	(1.85)	9.95	4.35%	311,015	0.82%	0.82%[l]	(0.18%)
12/31/24	10.78	(0.03)	1.21	1.18	(0.63)	(0.63)	11.33	11.16%	243,733	0.83%	N/A	(0.26%)
12/31/23	8.79	(0.01)	2.00	1.99	—	—	10.78	22.64%	251,300	0.82%	N/A	(0.15%)
12/31/22	16.52	(0.03)	(3.89)	(3.92)	(3.81)	(3.81)	8.79	(25.11%)	229,303	0.82%	N/A	(0.23%)
12/31/21	18.10	(0.07)	2.48	2.41	(3.99)	(3.99)	16.52	13.21%	343,781	0.80%	N/A	(0.38%)
Service Class
06/30/26[r]	$8.57	$(0.02)	$0.42	$0.40	$—	$—	$8.97	4.67%[b]	$66,684	1.06%[a]	1.06%a,[l]	(0.41%)[a]
12/31/25	10.03	(0.04)	0.43	0.39	(1.85)	(1.85)	8.57	4.10%	68,812	1.07%	1.07%[l]	(0.44%)
12/31/24	9.64	(0.05)	1.07	1.02	(0.63)	(0.63)	10.03	10.82%	80,946	1.08%	N/A	(0.51%)
12/31/23	7.88	(0.03)	1.79	1.76	—	—	9.64	22.34%	87,772	1.07%	N/A	(0.40%)
12/31/22	15.34	(0.05)	(3.60)	(3.65)	(3.81)	(3.81)	7.88	(25.31%)	81,012	1.07%	N/A	(0.47%)
12/31/21	17.09	(0.11)	2.35	2.24	(3.99)	(3.99)	15.34	12.99%	118,139	1.05%	N/A	(0.63%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	42%	72%	44%	39%	32%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
138

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Wellington Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
06/30/26[r]	$11.61	$(0.01)	$2.72	$2.71	$—	$—	$—	$14.32	23.33%[b]	$127,374	1.12%[a]	1.07%[a]	(0.18%)[a]
12/31/25	10.85	(0.02)	0.82	0.80	(0.04)	—	(0.04)	11.61	7.34%	113,979	1.11%	1.08%	(0.19%)
12/31/24	9.84	(0.01)	1.03	1.02	(0.01)	—	(0.01)	10.85	10.29%	123,205	1.11%	1.08%	(0.05%)
12/31/23	8.42	0.01	1.41	1.42	—	—	—	9.84	16.84%	126,158	1.11%	1.08%	0.13%
12/31/22	15.26	(0.01)	(3.26)	(3.27)	—	(3.57)	(3.57)	8.42	(23.15%)	116,615	1.13%	1.10%	(0.07%)
12/31/21	16.86	(0.09)	1.31	1.22	—	(2.82)	(2.82)	15.26	7.31%	165,781	1.10%	1.07%	(0.50%)
Service Class
06/30/26[r]	$9.91	$(0.02)	$2.32	$2.30	$—	$—	$—	$12.21	23.18%[b]	$27,834	1.37%[a]	1.32%[a]	(0.43%)[a]
12/31/25	9.27	(0.04)	0.69	0.65	(0.01)	—	(0.01)	9.91	7.07%	23,938	1.36%	1.33%	(0.44%)
12/31/24	8.42	(0.03)	0.88	0.85	—	—	—	9.27	10.01%	25,394	1.36%	1.33%	(0.30%)
12/31/23	7.23	(0.01)bb	1.20	1.19	—	—	—	8.42	16.55%	25,011	1.36%	1.33%	(0.12%)
12/31/22	13.73	(0.03)	(2.90)	(2.93)	—	(3.57)	(3.57)	7.23	(23.35%)	22,650	1.38%	1.35%	(0.32%)
12/31/21	15.48	(0.11)	1.18	1.07	—	(2.82)	(2.82)	13.73	7.04%	32,665	1.35%	1.32%	(0.75%)

	Six Months Ended June 30, 2026[b,r]	Year Ended December 31
		2025	2024	2023	2022	2021
Portfolio turnover rate	37%	67%	46%	39%	68%	73%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
139

Notes to Financial Statements (Unaudited)

1.	The Funds
MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Focused Equity Fund (“Focused Equity Fund”)
MML Foreign Fund (“Foreign Fund”)
MML Income & Growth Fund (“Income & Growth Fund”)
MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)
MML Sustainable Equity Fund (“Sustainable Equity Fund”)
MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund) (“Aggressive Allocation Fund”)
MML VIP American Century Mid Cap Value Fund* (formerly known as MML Mid Cap Value Fund) (“Mid Cap Value Fund”)
MML VIP American Century Small Company Value Fund* (formerly known as MML Small Company Value Fund) (“Small Company Value Fund”)
MML VIP American Funds 65/35 Allocation Fund (formerly known as MML American Funds Core Allocation Fund) (“65/35 Allocation Fund”)
MML VIP American Funds 80/20 Allocation Fund (“80/20 Allocation Fund”)
MML VIP American Funds Growth Fund (formerly known as MML American Funds Growth Fund) (“Growth Fund”)
MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund) (“Balanced Allocation Fund”)
MML VIP BlackRock® Equity Index Fund** (formerly known as MML Equity Index Fund) (“Equity Index Fund”)
MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund) (“Conservative Allocation Fund”)
MML VIP Fidelity Institutional AM® Core Plus Bond Fund*** (formerly known as MML Total Return Bond Fund) (“Core Plus Bond Fund”)
MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund) (“Growth Allocation Fund”)
MML VIP Invesco Global Fund (formerly known as MML Global Fund) (“Global Fund”)
MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund) (“Main Street Equity Fund”)
MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund) (“U.S. Research Enhanced Equity Fund”)
MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund) (“Large Cap Growth Fund”)
MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund) (“International Equity Fund”)
MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund) (“Moderate Allocation Fund”)
MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund) (“Blue Chip Growth Fund”)
MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund) (“Equity Income Fund”)
MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund) (“Mid Cap Growth Fund”)
MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund) (“Small Cap Growth Equity Fund”)
*	The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
**	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
***	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
The 80/20 Allocation Fund commenced operations on April 24, 2026.
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML VIP Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

140

Notes to Financial Statements (Unaudited) (Continued)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “MML VIP Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML VIP Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds that are not Funds of the Trust are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at https://www.sec.gov or by calling MML Advisers at 1-888-309-3539.
The Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the American Fund Insurance Series - Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Summary Investment Portfolio, are provided separately and should be read in conjunction with the Feeder Fund’s financial statements. As of June 30, 2026, the Growth Fund owned 0.66% of the Master Fund. The 65/35 Allocation Fund and 80/20 Allocation Fund invest all of their investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML VIP Underlying Funds, the “Underlying Funds”). The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Fund’s and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at https://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.
Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

141

Notes to Financial Statements (Unaudited) (Continued)
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each of the MML VIP Allocation Funds, Feeder Fund, 65/35 Allocation Fund, and 80/20 Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at https://www.sec.gov.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect

142

Notes to Financial Statements (Unaudited) (Continued)
any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The MML VIP Allocation Funds, Feeder Fund, 65/35 Allocation Fund, and 80/20 Allocation Fund characterized all investments at Level 1, as of June 30, 2026. The Focused Equity Fund and Income & Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2026. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

143

Notes to Financial Statements (Unaudited) (Continued)
The following is the aggregate value by input level, as of June 30, 2026, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Investments
Common Stock*
Australia	$—	$7,120,005	$—	$7,120,005
Belgium	—	4,075,833	—	4,075,833
Canada	886,721	—	—	886,721
China	—	1,991,932	—	1,991,932
Denmark	—	1,921,066	—	1,921,066
France	—	20,496,806	—	20,496,806
Germany	—	20,348,618	—	20,348,618
Hong Kong	—	1,406,535	—	1,406,535
Ireland	2,245,012	3,089,465	—	5,334,477
Israel	1,340,586	—	—	1,340,586
Italy	—	1,483,984	—	1,483,984
Japan	—	37,768,476	—	37,768,476
Luxembourg	—	2,019,329	—	2,019,329
Netherlands	—	10,031,690	—	10,031,690
Norway	—	4,687,439	—	4,687,439
Republic of Korea	—	5,246,809	—	5,246,809
Singapore	—	2,908,323	—	2,908,323
Spain	—	1,310,803	—	1,310,803
Sweden	—	3,978,079	—	3,978,079
Switzerland	—	5,883,756	—	5,883,756
United Kingdom	—	23,053,902	—	23,053,902
United States	2,251,674	11,266,548	—	13,518,222
Preferred Stock*
Germany	—	1,159,727	—	1,159,727
Short-Term Investments	1,043,611	325,445	—	1,369,056
Total Investments	$7,767,604	$171,574,570	$—	$179,342,174
Small/Mid Cap Value Fund
Asset Investments
Common Stock	$130,425,291	$—	$—	$130,425,291
Short-Term Investments	52,682	2,207,499	—	2,260,181
Total Investments	$130,477,973	$2,207,499	$—	$132,685,472
Sustainable Equity Fund
Asset Investments
Common Stock	$131,668,150	$715,950*	$—	$132,384,100
Exchange-Traded Funds	787,832	—	—	787,832
Short-Term Investments	—	291,201	—	291,201
Total Investments	$132,455,982	$1,007,151	$—	$133,463,133
Asset Derivatives
Forward Contracts	$—	$1,004	$—	$1,004

144

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$216,755,980	$14,789,361*	$—	$231,545,341
Preferred Stock	—	1,079,135*	—	1,079,135
Short-Term Investments	1,378,277	5,759,473	—	7,137,750
Total Investments	$218,134,257	$21,627,969	$—	$239,762,226
Asset Derivatives
Forward Contracts	$—	$29,185	$—	$29,185
Liability Derivatives
Forward Contracts	$—	$(2,355)	$—	$(2,355)
Small Company Value Fund
Asset Investments
Common Stock	$57,520,446	$232,015*	$—	$57,752,461
Short-Term Investments	1,790,175	490,897	—	2,281,072
Total Investments	$59,310,621	$722,912	$—	$60,033,533
Asset Derivatives
Forward Contracts	$—	$2,919	$—	$2,919
Liability Derivatives
Forward Contracts	$—	$(10)	$—	$(10)
Equity Index Fund
Asset Investments
Common Stock	$716,321,295	$—	$—	$716,321,295
Rights	—	—	—+	—
Short-Term Investments	487,705	1,924,592	—	2,412,297
Total Investments	$716,809,000	$1,924,592	$—	$718,733,592
Asset Derivatives
Futures Contracts	$1,421	$—	$—	$1,421
Core Plus Bond Fund
Asset Investments
Bank Loans	$—	$3,535,354	$7,387	$3,542,741
Corporate Debt	—	110,661,115	521	110,661,636
Non-U.S. Government Agency Obligations	—	49,040,053	—	49,040,053
U.S. Government Agency Obligations and Instrumentalities	—	57,942,829	—	57,942,829
U.S. Treasury Obligations	—	140,529,941	—	140,529,941
Common Stock	32,241	—	—	32,241
Preferred Stock	214,723	—	—	214,723
Short-Term Investments	3,216,958	1,323,019	—	4,539,977
Unfunded Bank Loan Commitments**	—	194	—	194
Total Investments	$3,463,922	$363,032,505	$7,908	$366,504,335
Liability Investments
Forward Sales Commitments	$—	$(1,155,545)	$—	$(1,155,545)

145

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Global Fund
Asset Investments
Common Stock*
Brazil	$3,248,805	$—	$—	$3,248,805
Canada	13,815,095	—	—	13,815,095
China	3,021,138	5,152,712	—	8,173,850
Czech Republic	—	974,703	—	974,703
France	—	16,398,056	—	16,398,056
Germany	—	12,263,527	—	12,263,527
India	12,492,410	—	—	12,492,410
Italy	—	7,166,740	—	7,166,740
Japan	—	13,859,779	—	13,859,779
Netherlands	—	21,724,851	—	21,724,851
Republic of Korea	—	11,960,294	—	11,960,294
Sweden	—	6,974,100	—	6,974,100
Switzerland	—	15,468,869	—	15,468,869
Taiwan	—	51,294,815	—	51,294,815
United States	471,576,397	—	—	471,576,397
Short-Term Investments	3,391,258	2,744,237	—	6,135,495
Total Investments	$507,545,103	$165,982,683	$—	$673,527,786
Main Street Equity Fund
Asset Investments
Common Stock	$369,373,272	$4,751,041*	$—	$374,124,313
U.S. Research Enhanced Equity Fund
Asset Investments
Common Stock	$333,094,753	$—	$—	$333,094,753
Corporate Debt	—	—	—+	—
Rights	—	—	—+	—
Short-Term Investments	—	1,055,689	—	1,055,689
Total Investments	$333,094,753	$1,055,689	$—	$334,150,442
Liability Derivatives
Futures Contracts	$(13,956)	$—	$—	$(13,956)
Large Cap Growth Fund
Asset Investments
Common Stock	$181,949,165	$1,868,626	$—	$183,817,791
Short-Term Investments	672,000	3,305,115	—	3,977,115
Total Investments	$182,621,165	$5,173,741	$—	$187,794,906
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$2,129,150	$—	$2,129,150
Canada	4,170,382	—	—	4,170,382
China	—	4,902,073	—	4,902,073
Denmark	—	3,881,677	—	3,881,677
Finland	—	2,829,720	—	2,829,720
France	—	34,652,550	—	34,652,550

146

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Germany	$—	$12,447,157	$—	$12,447,157
Hong Kong	—	4,585,607	—	4,585,607
India	697,203	—	—	697,203
Ireland	—	5,530,105	—	5,530,105
Israel	2,578,131	—	—	2,578,131
Italy	3,534,508	7,556,513	—	11,091,021
Japan	—	45,695,551	—	45,695,551
Netherlands	—	4,770,946	—	4,770,946
Portugal	—	715,844	—	715,844
Singapore	—	3,064,957	—	3,064,957
Spain	—	5,114,402	—	5,114,402
Switzerland	—	16,040,167	—	16,040,167
Taiwan	—	10,136,101	—	10,136,101
United Kingdom	—	29,425,976	—	29,425,976
United States	—	22,905,002	—	22,905,002
Short-Term Investments	—	1,106,795	—	1,106,795
Total Investments	$10,980,224	$217,490,293	$—	$228,470,517
Blue Chip Growth Fund
Asset Investments
Common Stock	$448,201,602	$489,363*	$—	$448,690,965
Corporate Debt	—	933,889	—	933,889
Short-Term Investments	120	2,169,891	—	2,170,011
Total Investments	$448,201,722	$3,593,143	$—	$451,794,865
Equity Income Fund
Asset Investments
Common Stock	$318,989,485	$5,644,578*	$—	$324,634,063
Preferred Stock	2,182,786	—	—	2,182,786
Short-Term Investments	113	1,160,296	—	1,160,409
Total Investments	$321,172,384	$6,804,874	$—	$327,977,258
Mid Cap Growth Fund
Asset Investments
Common Stock	$394,361,656	$—	$—	$394,361,656
Short-Term Investments	1,681,014	9,190,948	—	10,871,962
Total Investments	$396,042,670	$9,190,948	$—	$405,233,618
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$156,472,563	$—	$—	$156,472,563
Rights	—	—	4,874	4,874
Exchange-Traded Funds	1,188,280	—	—	1,188,280
Short-Term Investments	7,046,403	1,413,354	—	8,459,757
Total Investments	$164,707,246	$1,413,354	$4,874	$166,125,474

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2026.

147

Notes to Financial Statements (Unaudited) (Continued)
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and receivables from TBA forward sale commitments, as well as any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and payables for TBA forward sales commitments. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2026.
The Funds had no Level 3 transfers during the period ended June 30, 2026.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At June 30, 2026, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Sustainable Equity Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$1,004	$1,004
Realized Gain (Loss)#
Forward Contracts	$—	$19,804	$19,804
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$436	$436
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$29,185	$29,185
Liability Derivatives
Forward Contracts^,^^^	$—	$(2,355)	$(2,355)
Realized Gain (Loss)#
Forward Contracts	$—	$487,615	$487,615
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$51,505	$51,505
Small Company Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$2,919	$2,919
Liability Derivatives
Forward Contracts^,^^^	$—	$(10)	$(10)
Realized Gain (Loss)#
Forward Contracts	$—	$19,029	$19,029
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$5,973	$5,973
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$1,421	$—	$1,421

148

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Total
Equity Index Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$887,235	$—	$887,235
Change in Appreciation (Depreciation)##
Futures Contracts	$(3,160)	$—	$(3,160)
U.S. Research Enhanced Equity Fund
Liability Derivatives
Futures Contracts^^	$(13,956)	$—	$(13,956)
Realized Gain (Loss)#
Purchased Options	$(1,227,909)	$—	$(1,227,909)
Futures Contracts	(77,495)	—	(77,495)
Written Options	(1,042,639)	—	(1,042,639)
Total Realized Gain (Loss)	$(2,348,043)	$—	$(2,348,043)
Change in Appreciation (Depreciation)##
Purchased Options	$407,944	$—	$407,944
Futures Contracts	(13,956)	—	(13,956)
Written Options	(367,336)	—	(367,336)
Total Change in Appreciation (Depreciation)	$26,652	$—	$26,652
Equity Income Fund
Realized Gain (Loss)#
Futures Contracts	$34,322	$—	$34,322

*	Statements of Assets and Liabilities location: Open forward contracts, at value, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents forward contracts, which are not subject to a master netting agreement or similar agreement, as applicable.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, or written options, as applicable.
##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, or written options, as applicable.

For the period ended June 30, 2026, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Sustainable Equity Fund	Mid Cap Value Fund	Small Company Value Fund	Equity Index Fund	U.S. Research Enhanced Equity Fund	Equity Income Fund
Futures Contracts:
Average number of contracts - long				16	6	13
Forward Contracts:
Average notional amounts purchased - in USD	$100,387	$2,089,927	$134,182
Average notional amounts sold - in USD	$603,719	$18,168,706	$666,354
Options:
Average shares/units outstanding of Purchased Options					120
Average shares/units outstanding of Written Options					132

149

Notes to Financial Statements (Unaudited) (Continued)
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2026, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

150

Notes to Financial Statements (Unaudited) (Continued)
transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the

151

Notes to Financial Statements (Unaudited) (Continued)
underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires

152

Notes to Financial Statements (Unaudited) (Continued)
some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Core Plus Bond Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Core Plus Bond Fund is obligated to fund these commitments at the borrower’s discretion. At June 30, 2026, the Core Plus Bond Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At June 30, 2026, the Core Plus Bond Fund had the following commitments:

Fund Name	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
Core Plus Bond Fund	Coreweave Financing DDTL V LLC	$35,000	$22,822	$23,016	$194

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar

153

Notes to Financial Statements (Unaudited) (Continued)
groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2026.

154

Notes to Financial Statements (Unaudited) (Continued)
Securities Lending
Each Fund, other than the MML VIP Allocation Funds, Feeder Fund, 65/35 Allocation Fund, and 80/20 Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2026, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

155

Notes to Financial Statements (Unaudited) (Continued)
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each of the MML VIP Allocation Funds, Feeder Fund, 65/35 Allocation Fund, and 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Fund. Because the Underlying Funds have varied expense and fee levels, and the MML VIP Allocation Funds, 65/35 Allocation Fund, and 80/20 Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the MML VIP Allocation Funds, 65/35 Allocation Fund, and 80/20 Allocation Fund will vary.
Foreign Securities
Each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the MML VIP Allocation Funds, Feeder Fund, 65/35 Allocation Fund, and 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

156

Notes to Financial Statements (Unaudited) (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Focused Equity Fund	0.70% on the first $250 million; and 0.60% on assets over $250 million	Wellington Management Company LLP
Foreign Fund	0.86% on the first $500 million; and 0.82% on assets over $500 million	Thompson, Siegel & Walmsley LLC
Income & Growth Fund	0.65% on the first $500 million; and 0.60% on assets over $500 million	Barrow, Hanley, Mewhinney & Strauss, LLC
Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on assets over $500 million	AllianceBernstein L.P.
Sustainable Equity Fund	0.50% on the first $500 million; and 0.475% on assets over $500 million	American Century Investment Management, Inc.
Aggressive Allocation Fund	0.10%	N/A
Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on assets over $500 million	American Century Investment Management, Inc.
Small Company Value Fund	0.80% on the first $150 million; and 0.70% on assets over $150 million	American Century Investment Management, Inc.
65/35 Allocation Fund	0.20% on the first $750 million; and 0.175% on assets over $750 million	N/A
80/20 Allocation Fund	0.20% on the first $750 million; and 0.175% on assets over $750 million	N/A
Growth Fund	0.15% on the first $500 million; and 0.125% on assets over $500 million	N/A
Balanced Allocation Fund	0.10%	N/A
Equity Index Fund	0.10% on the first $500 million; and 0.08% on assets over $500 million	BlackRock Investment Management, LLC
Conservative Allocation Fund	0.10%	N/A
Core Plus Bond Fund	0.40% on the first $500 million; and 0.38% on assets over $500 million	FIAM LLC
Growth Allocation Fund	0.10%	N/A
Global Fund	0.60% on the first $500 million; and 0.55% on assets over $500 million	Invesco Advisers, Inc.
Main Street Equity Fund	0.60% on the first $250 million; and 0.58% on assets over $250 million	Invesco Advisers, Inc.
U.S. Research Enhanced Equity Fund*	0.69% on the first $200 million; and 0.67% on assets over $200 million	J.P. Morgan Investment Management Inc.
Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on assets over $500 million	Loomis, Sayles & Company, L.P.
International Equity Fund	0.80% on the first $250 million; and 0.75% on assets over $250 million	Massachusetts Financial Services Company
Moderate Allocation Fund	0.10%	N/A
Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on assets over $400 million	T. Rowe Price Associates, Inc.
Equity Income Fund	0.75% on the first $500 million; and 0.70% on assets over $500 million	T. Rowe Price Associates, Inc.

157

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Mid Cap Growth Fund**	0.77% on the first $500 million; and 0.75% on assets over $500 million	T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on assets over $200 million	Wellington Management Company LLP

*	Effective April 24, 2026, J.P. Morgan Investment Management Inc. replaced Gateway Investment Advisers, LLC.
**	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser to the Fund.
MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the preceding table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
65/35 Allocation Fund	N/A	N/A	N/A	0.25%
80/20 Allocation Fund	N/A	N/A	N/A	0.25%
Growth Fund	N/A	N/A	N/A	0.25%
Equity Index Fund	0.30%	0.15%	None	0.30%
Core Plus Bond Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
Main Street Equity Fund	N/A	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

158

Notes to Financial Statements (Unaudited) (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class	Class II	Service Class I
Small Company Value Fund	N/A	N/A	0.99%	1.24%
Large Cap Growth Fund	0.70%	0.95%	N/A	N/A
International Equity Fund	N/A	N/A	0.93%	1.18%
Equity Income Fund	0.80%	1.05%	N/A	N/A

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Initial Class	Service Class	Class II	Service Class I
Global Fund	0.81%	N/A	N/A	0.81%	1.06%
Main Street Equity Fund	N/A	N/A	N/A	0.80%	1.05%
Mid Cap Growth Fund	N/A	0.83%	1.08%	N/A	N/A

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective April 24, 2026, MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class	Service Class I
80/20 Allocation Fund	N/A	N/A	0.82%
Small Cap Growth Equity Fund	1.05%	1.30%	N/A

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers waived 0.10% of the investment advisory fee of the International Equity Fund through April 24, 2026.
MML Advisers waived 0.03% of the investment advisory fee of the Small Cap Growth Equity Fund through April 24, 2026.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

159

Notes to Financial Statements (Unaudited) (Continued)
Affiliated Brokerage Commissions
The Funds listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Focused Equity Fund	$ 145
Blue Chip Growth Fund	83
Equity Income Fund	2,848
Mid Cap Growth Fund	4,576
Small Cap Growth Equity Fund	2,022

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2026, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Focused Equity Fund	$1,564
Foreign Fund	1,250
Income & Growth Fund	671
Small/Mid Cap Value Fund	1,252
Core Plus Bond Fund	3
Main Street Equity Fund	4,242
U.S. Research Enhanced Equity Fund	50
Large Cap Growth Fund	900
Small Cap Growth Equity Fund	969

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

160

Notes to Financial Statements (Unaudited) (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) and in Underlying Funds or the Master Fund for the period ended June 30, 2026, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Focused Equity Fund	$—	$52,486,156	$—	$153,635,388
Foreign Fund	—	11,753,243	—	23,140,413
Income & Growth Fund	—	25,164,129	—	35,461,761
Small/Mid Cap Value Fund	—	43,624,475	—	53,243,546
Sustainable Equity Fund	—	13,204,854	—	26,229,264
Aggressive Allocation Fund	—	18,747,580	—	31,018,770
Mid Cap Value Fund	—	86,213,214	—	103,415,890
Small Company Value Fund	—	17,403,730	—	22,416,332
65/35 Allocation Fund	—	64,237,930	—	71,834,891
80/20 Allocation Fund	—	28,008,215	—	401,300
Growth Fund	—	52,242,821	—	16,053,165
Balanced Allocation Fund	—	27,583,962	—	51,292,905
Equity Index Fund	—	15,313,571	—	40,208,562
Conservative Allocation Fund	—	21,348,907	—	41,405,263
Core Plus Bond Fund	255,336,385	47,865,484	294,424,857	18,323,459
Growth Allocation Fund	—	115,659,187	—	172,948,125
Global Fund	—	181,209,412	—	95,792,613
Main Street Equity Fund	—	102,147,461	—	118,376,326
U.S. Research Enhanced Equity Fund	—	288,512,684	—	62,444,352
Large Cap Growth Fund	—	3,298,951	—	21,946,135
International Equity Fund	—	16,718,280	—	31,050,632
Moderate Allocation Fund	—	94,978,770	—	183,546,121
Blue Chip Growth Fund	—	83,484,410	—	117,808,224
Equity Income Fund	—	68,507,667	—	249,665,203
Mid Cap Growth Fund	—	166,286,605	—	155,705,071
Small Cap Growth Equity Fund	—	53,099,603	—	64,054,922

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Mid Cap Value Fund	$—	$76,039	$(16,488)
Equity Index Fund	3,864,679	5,896,411	3,125,192
Small Cap Growth Equity Fund	—	44,103	21,043

161

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Focused Equity Fund Class II
Sold	130,882	$897,619	263,757	$1,907,066
Issued as reinvestment of dividends	—	—	4,326,616	29,334,460
Redeemed	(14,985,421)	(103,021,671)	(6,361,349)	(45,999,667)
Net increase (decrease)	(14,854,539)	$(102,124,052)	(1,770,976)	$(14,758,141)
Focused Equity Fund Service Class I
Sold	160,008	$1,038,409	151,821	$1,046,991
Issued as reinvestment of dividends	—	—	427,756	2,729,082
Redeemed	(236,770)	(1,521,295)	(759,613)	(5,201,841)
Net increase (decrease)	(76,762)	$(482,886)	(180,036)	$(1,425,768)
Foreign Fund Initial Class
Sold	107,019	$1,337,095	308,333	$3,326,036
Issued as reinvestment of dividends	—	—	943,139	10,383,964
Redeemed	(1,045,285)	(13,077,546)	(3,968,953)	(43,340,493)
Net increase (decrease)	(938,266)	$(11,740,451)	(2,717,481)	$(29,630,493)
Foreign Fund Service Class
Sold	160,099	$1,967,476	297,012	$3,385,006
Issued as reinvestment of dividends	—	—	65,741	718,547
Redeemed	(104,872)	(1,319,839)	(291,224)	(3,218,417)
Net increase (decrease)	55,227	$647,637	71,529	$885,136
Income & Growth Fund Initial Class
Sold	110,379	$1,017,554	202,711	$1,971,270
Issued as reinvestment of dividends	—	—	2,515,411	21,531,916
Redeemed	(1,056,402)	(9,844,769)	(2,020,485)	(19,222,954)
Net increase (decrease)	(946,023)	$(8,827,215)	697,637	$4,280,232
Income & Growth Fund Service Class
Sold	72,141	$661,704	324,240	$3,078,868
Issued as reinvestment of dividends	—	—	753,407	6,238,214
Redeemed	(427,226)	(3,934,814)	(658,227)	(6,128,511)
Net increase (decrease)	(355,085)	$(3,273,110)	419,420	$3,188,571
Small/Mid Cap Value Fund Initial Class
Sold	100,254	$907,327	734,880	$6,353,225
Issued as reinvestment of dividends	—	—	1,422,189	12,003,278
Redeemed	(1,136,679)	(10,269,907)	(1,975,541)	(17,237,082)
Net increase (decrease)	(1,036,425)	$(9,362,580)	181,528	$1,119,421
Small/Mid Cap Value Fund Service Class
Sold	119,818	$1,064,422	259,390	$2,205,153
Issued as reinvestment of dividends	—	—	315,045	2,592,816
Redeemed	(253,220)	(2,237,692)	(427,061)	(3,639,985)
Net increase (decrease)	(133,402)	$(1,173,270)	147,374	$1,157,984

162

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Sustainable Equity Fund Initial Class
Sold	14,612	$249,139	45,091	$740,764
Issued as reinvestment of dividends	—	—	613,901	9,668,943
Redeemed	(358,745)	(6,016,900)	(1,026,399)	(16,872,275)
Net increase (decrease)	(344,133)	$(5,767,761)	(367,407)	$(6,462,568)
Sustainable Equity Fund Service Class
Sold	27,642	$439,948	232,750	$3,816,209
Issued as reinvestment of dividends	—	—	363,552	5,609,600
Redeemed	(478,168)	(8,034,182)	(615,915)	(9,879,686)
Net increase (decrease)	(450,526)	$(7,594,234)	(19,613)	$(453,877)
Aggressive Allocation Fund Initial Class
Sold	194,176	$1,974,210	273,185	$2,607,435
Issued as reinvestment of dividends	—	—	266,776	2,563,719
Redeemed	(571,560)	(5,685,545)	(967,255)	(9,221,601)
Net increase (decrease)	(377,384)	$(3,711,335)	(427,294)	$(4,050,447)
Aggressive Allocation Fund Service Class
Sold	60,013	$596,270	475,246	$4,476,918
Issued as reinvestment of dividends	—	—	290,248	2,716,725
Redeemed	(916,026)	(9,025,708)	(1,282,087)	(11,948,528)
Net increase (decrease)	(856,013)	$(8,429,438)	(516,593)	$(4,754,885)
Mid Cap Value Fund Initial Class
Sold	258,273	$2,293,366	789,979	$6,524,549
Issued as reinvestment of dividends	—	—	2,317,570	18,586,910
Redeemed	(2,234,103)	(18,987,263)	(4,719,898)	(38,550,806)
Net increase (decrease)	(1,975,830)	$(16,693,897)	(1,612,349)	$(13,439,347)
Mid Cap Value Fund Service Class
Sold	85,132	$702,066	394,451	$3,091,301
Issued as reinvestment of dividends	—	—	519,644	4,006,457
Redeemed	(519,246)	(4,247,987)	(1,073,047)	(8,414,779)
Net increase (decrease)	(434,114)	$(3,545,921)	(158,952)	$(1,317,021)
Small Company Value Fund Class II
Sold	20,065	$187,626	93,973	$815,057
Issued as reinvestment of dividends	—	—	51,392	464,072
Redeemed	(373,842)	(3,513,807)	(900,984)	(7,714,522)
Net increase (decrease)	(353,777)	$(3,326,181)	(755,619)	$(6,435,393)
Small Company Value Fund Service Class I
Sold	55,630	$482,508	134,285	$1,049,297
Issued as reinvestment of dividends	—	—	26,948	221,783
Redeemed	(258,170)	(2,220,311)	(451,156)	(3,540,529)
Net increase (decrease)	(202,540)	$(1,737,803)	(289,923)	$(2,269,449)
65/35 Allocation Fund Service Class I
Sold	542,166	$6,406,532	1,202,557	$13,427,061
Issued as reinvestment of dividends	—	—	3,621,284	40,051,400
Redeemed	(3,926,346)	(46,589,458)	(10,824,720)	(121,889,395)
Net increase (decrease)	(3,384,180)	$(40,182,926)	(6,000,879)	$(68,410,934)

163

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
80/20 Allocation Fund Service Class I+
Sold	2,561,361	$25,637,818
Issued as reinvestment of dividends	—	—
Redeemed	(39)	(398)
Net increase (decrease)	2,561,322	$25,637,420
Growth Fund Service Class I
Sold	1,577,720	$29,132,681	2,389,821	$43,087,337
Issued as reinvestment of dividends	—	—	1,174,824	21,170,332
Redeemed	(1,231,581)	(23,606,446)	(2,678,884)	(47,473,151)
Net increase (decrease)	346,139	$5,526,235	885,761	$16,784,518
Balanced Allocation Fund Initial Class
Sold	57,563	$539,989	221,362	$1,974,208
Issued as reinvestment of dividends	—	—	234,721	2,121,877
Redeemed	(923,988)	(8,786,018)	(1,439,141)	(12,887,891)
Net increase (decrease)	(866,425)	$(8,246,029)	(983,058)	$(8,791,806)
Balanced Allocation Fund Service Class
Sold	280,732	$2,622,543	823,556	$7,262,714
Issued as reinvestment of dividends	—	—	654,733	5,853,310
Redeemed	(1,919,470)	(17,897,689)	(4,861,045)	(42,978,077)
Net increase (decrease)	(1,638,738)	$(15,275,146)	(3,382,756)	$(29,862,053)
Equity Index Fund Class I
Sold	13,870	$492,602	38,794	$1,377,466
Issued as reinvestment of dividends	—	—	292,904	9,616,054
Redeemed	(151,945)	(5,461,459)	(312,693)	(11,096,431)
Net increase (decrease)	(138,075)	$(4,968,857)	19,005	$(102,911)
Equity Index Fund Class II
Sold	230,681	$8,737,426	172,682	$6,035,245
Issued as reinvestment of dividends	—	—	1,390,073	45,497,096
Redeemed	(387,885)	(14,195,691)	(994,669)	(36,738,835)
Net increase (decrease)	(157,204)	$(5,458,265)	568,086	$14,793,506
Equity Index Fund Class III
Sold	396,781	$13,994,262	612,545	$21,451,766
Issued as reinvestment of dividends	—	—	1,588,446	51,799,209
Redeemed	(915,451)	(33,770,360)	(1,128,404)	(40,375,087)
Net increase (decrease)	(518,670)	$(19,776,098)	1,072,587	$32,875,888
Equity Index Fund Service Class I
Sold	31,427	$1,059,591	79,236	$2,670,072
Issued as reinvestment of dividends	—	—	159,651	4,882,125
Redeemed	(97,498)	(3,268,912)	(234,048)	(7,876,385)
Net increase (decrease)	(66,071)	$(2,209,321)	4,839	$(324,188)
Conservative Allocation Fund Initial Class
Sold	194,610	$1,706,287	228,607	$1,955,649
Issued as reinvestment of dividends	—	—	205,372	1,770,310
Redeemed	(657,935)	(5,864,772)	(1,616,008)	(13,852,061)
Net increase (decrease)	(463,325)	$(4,158,485)	(1,182,029)	$(10,126,102)

164

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Service Class
Sold	638,710	$5,637,414	1,237,025	$10,446,146
Issued as reinvestment of dividends	—	—	627,208	5,337,535
Redeemed	(2,417,890)	(21,408,691)	(6,177,641)	(52,419,277)
Net increase (decrease)	(1,779,180)	$(15,771,277)	(4,313,408)	$(36,635,596)
Core Plus Bond Fund Class II
Sold	1,392,928	$12,663,188	11,425,393	$102,692,016
Issued as reinvestment of dividends	—	—	1,284,345	11,366,450
Redeemed	(3,537,442)	(32,158,861)	(7,530,354)	(67,563,507)
Net increase (decrease)	(2,144,514)	$(19,495,673)	5,179,384	$46,494,959
Core Plus Bond Fund Service Class I
Sold	863,835	$7,731,749	1,042,127	$9,212,677
Issued as reinvestment of dividends	—	—	161,117	1,404,944
Redeemed	(267,824)	(2,393,686)	(808,979)	(7,127,223)
Net increase (decrease)	596,011	$5,338,063	394,265	$3,490,398
Growth Allocation Fund Initial Class
Sold	132,269	$1,128,314	291,839	$2,379,751
Issued as reinvestment of dividends	—	—	2,489,084	20,086,912
Redeemed	(2,913,775)	(24,703,167)	(6,486,523)	(52,817,611)
Net increase (decrease)	(2,781,506)	$(23,574,853)	(3,705,600)	$(30,350,948)
Growth Allocation Fund Service Class
Sold	457,497	$3,881,323	961,318	$7,692,033
Issued as reinvestment of dividends	—	—	4,182,432	33,333,985
Redeemed	(4,409,468)	(36,982,810)	(10,477,742)	(83,950,679)
Net increase (decrease)	(3,951,971)	$(33,101,487)	(5,333,992)	$(42,924,661)
Global Fund Class I
Sold	745,463	$3,424,822	21,832,442	$92,486,347
Issued as reinvestment of dividends	—	—	1,133,333	5,326,664
Redeemed	(5,054,622)	(26,372,029)	(6,350,577)	(29,993,906)
Net increase (decrease)	(4,309,159)	$(22,947,207)	16,615,198	$67,819,105
Global Fund Class II
Sold	21,362,326	$120,699,381	50,069,033	$253,828,474
Issued as reinvestment of dividends	—	—	569,718	2,928,352
Redeemed	(2,995,025)	(16,568,092)	(2,795,717)	(14,602,055)
Net increase (decrease)	18,367,301	$104,131,289	47,843,034	$242,154,771
Global Fund Service Class I
Sold	284,853	$1,281,075	12,637,709	$50,186,206
Issued as reinvestment of dividends	—	—	501,012	2,199,441
Redeemed	(1,463,776)	(6,993,514)	(3,047,379)	(13,571,648)
Net increase (decrease)	(1,178,923)	$(5,712,439)	10,091,342	$38,813,999
Main Street Equity Fund Class II
Sold	1,634,457	$19,919,522	19,146,315	$225,937,006
Issued as reinvestment of dividends	—	—	995,484	11,388,334
Redeemed	(2,992,248)	(36,472,084)	(2,686,714)	(31,588,043)
Net increase (decrease)	(1,357,791)	$(16,552,562)	17,455,085	$205,737,297

165

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Main Street Equity Fund Service Class I
Sold	155,853	$1,728,690	1,959,733	$21,854,715
Issued as reinvestment of dividends	—	—	284,333	3,045,202
Redeemed	(479,282)	(5,362,476)	(663,269)	(7,292,996)
Net increase (decrease)	(323,429)	$(3,633,786)	1,580,797	$17,606,921
U.S. Research Enhanced Equity Fund Initial Class
Sold	21,954,057	$245,762,683	136,064	$1,869,890
Issued as reinvestment of dividends	—	—	2,049,722	21,426,188
Redeemed	(1,245,639)	(14,094,433)	(1,085,259)	(13,353,634)
Net increase (decrease)	20,708,418	$231,668,250	1,100,527	$9,942,444
U.S. Research Enhanced Equity Fund Service Class
Sold	8,648	$92,037	66,256	$802,233
Issued as reinvestment of dividends	—	—	400,493	4,137,290
Redeemed	(135,096)	(1,476,471)	(317,988)	(3,938,471)
Net increase (decrease)	(126,448)	$(1,384,434)	148,761	$1,001,052
Large Cap Growth Fund Initial Class
Sold	116,606	$1,791,487	179,979	$3,015,649
Issued as reinvestment of dividends	—	—	1,986,404	31,067,358
Redeemed	(1,058,545)	(16,519,645)	(1,918,390)	(32,332,053)
Net increase (decrease)	(941,939)	$(14,728,158)	247,993	$1,750,954
Large Cap Growth Fund Service Class
Sold	164,625	$2,304,609	525,908	$8,186,754
Issued as reinvestment of dividends	—	—	603,894	8,635,691
Redeemed	(294,526)	(4,203,598)	(543,006)	(8,629,367)
Net increase (decrease)	(129,901)	$(1,898,989)	586,796	$8,193,078
International Equity Fund Class II
Sold	130,244	$1,626,444	311,409	$3,591,212
Issued as reinvestment of dividends	—	—	531,293	6,306,452
Redeemed	(1,453,908)	(18,223,476)	(4,307,220)	(49,973,670)
Net increase (decrease)	(1,323,664)	$(16,597,032)	(3,464,518)	$(40,076,006)
International Equity Fund Service Class I
Sold	135,585	$1,666,398	1,168,875	$12,999,043
Issued as reinvestment of dividends	—	—	52,654	616,583
Redeemed	(140,961)	(1,744,666)	(368,928)	(4,237,217)
Net increase (decrease)	(5,376)	$(78,268)	852,601	$9,378,409
Moderate Allocation Fund Initial Class
Sold	37,937	$366,335	253,665	$2,389,739
Issued as reinvestment of dividends	—	—	534,988	5,098,441
Redeemed	(1,747,813)	(17,403,037)	(4,252,239)	(39,993,131)
Net increase (decrease)	(1,709,876)	$(17,036,702)	(3,463,586)	$(32,504,951)
Moderate Allocation Fund Service Class
Sold	208,827	$2,054,705	550,283	$5,157,571
Issued as reinvestment of dividends	—	—	1,933,752	18,157,930
Redeemed	(7,411,466)	(72,927,798)	(19,010,138)	(176,370,491)
Net increase (decrease)	(7,202,639)	$(70,873,093)	(16,526,103)	$(153,054,990)

166

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Initial Class
Sold	249,934	$4,719,712	355,340	$7,012,024
Issued as reinvestment of dividends	—	—	2,769,845	51,546,822
Redeemed	(1,469,683)	(27,957,086)	(3,674,576)	(74,634,247)
Net increase (decrease)	(1,219,749)	$(23,237,374)	(549,391)	$(16,075,401)
Blue Chip Growth Fund Service Class
Sold	470,230	$7,711,593	565,792	$10,290,195
Issued as reinvestment of dividends	—	—	2,215,440	36,687,685
Redeemed	(1,013,952)	(17,175,486)	(2,042,313)	(36,860,319)
Net increase (decrease)	(543,722)	$(9,463,893)	738,919	$10,117,561
Equity Income Fund Initial Class
Sold	113,027	$1,237,435	12,985,208	$129,752,966
Issued as reinvestment of dividends	—	—	3,775,877	37,532,218
Redeemed	(15,939,914)	(178,250,390)	(6,416,923)	(66,155,119)
Net increase (decrease)	(15,826,887)	$(177,012,955)	10,344,162	$101,130,065
Equity Income Fund Service Class
Sold	100,475	$1,084,718	2,396,951	$23,523,808
Issued as reinvestment of dividends	—	—	897,094	8,719,754
Redeemed	(845,604)	(9,121,688)	(1,531,916)	(15,439,306)
Net increase (decrease)	(745,129)	$(8,036,970)	1,762,129	$16,804,256
Mid Cap Growth Fund Initial Class
Sold	3,098,137	$31,470,346	11,955,342	$116,785,958
Issued as reinvestment of dividends	—	—	3,624,585	35,702,166
Redeemed	(2,036,775)	(20,345,933)	(5,822,537)	(60,454,819)
Net increase (decrease)	1,061,362	$11,124,413	9,757,390	$92,033,305
Mid Cap Growth Fund Service Class
Sold	122,331	$1,056,198	238,105	$2,212,060
Issued as reinvestment of dividends	—	—	1,533,054	13,015,625
Redeemed	(714,941)	(6,146,678)	(1,807,134)	(16,932,332)
Net increase (decrease)	(592,610)	$(5,090,480)	(35,975)	$(1,704,647)
Small Cap Growth Equity Fund Initial Class
Sold	21,499	$273,607	590,568	$6,077,626
Issued as reinvestment of dividends	—	—	34,935	378,479
Redeemed	(945,742)	(12,210,229)	(2,161,602)	(23,216,548)
Net increase (decrease)	(924,243)	$(11,936,622)	(1,536,099)	$(16,760,443)
Small Cap Growth Equity Fund Service Class
Sold	118,227	$1,249,952	179,908	$1,642,077
Issued as reinvestment of dividends	—	—	3,002	27,795
Redeemed	(254,145)	(2,764,627)	(507,704)	(4,633,169)
Net increase (decrease)	(135,918)	$(1,514,675)	(324,794)	$(2,963,297)

+	Fund commenced operations on April 24, 2026.

167

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At June 30, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Focused Equity Fund	$109,581,497	$21,405,876	$(5,237,456)	$16,168,420
Foreign Fund	126,056,009	60,774,119	(7,487,954)	53,286,165
Income & Growth Fund	105,778,018	32,858,900	(4,739,030)	28,119,870
Small/Mid Cap Value Fund	114,963,964	23,409,688	(5,688,180)	17,721,508
Sustainable Equity Fund	84,628,361	51,909,896	(3,075,124)	48,834,772
Aggressive Allocation Fund	104,417,675	15,092,719	(39,050)	15,053,669
Mid Cap Value Fund	219,515,107	29,307,786	(9,060,667)	20,247,119
Small Company Value Fund	56,133,729	10,018,981	(6,119,177)	3,899,804
65/35 Allocation Fund	528,069,836	34,742,317	(10,694,421)	24,047,896
80/20 Allocation Fund	27,623,360	—	(500,346)	(500,346)
Growth Fund	287,242,600	88,065,782	—	88,065,782
Balanced Allocation Fund	244,014,679	19,325,474	(3,269,604)	16,055,870
Equity Index Fund	265,266,446	467,303,977	(13,836,831)	453,467,146
Conservative Allocation Fund	181,898,164	13,276,839	(686,789)	12,590,050
Core Plus Bond Fund	372,343,583	1,002,684	(6,842,126)	(5,839,442)
Growth Allocation Fund	798,670,280	89,663,666	(6,077,288)	83,586,378
Global Fund	550,645,160	163,385,353	(40,502,727)	122,882,626
Main Street Equity Fund	322,325,942	63,303,632	(11,505,261)	51,798,371
U.S. Research Enhanced Equity Fund	297,123,478	42,446,872	(5,419,908)	37,026,964
Large Cap Growth Fund	109,893,343	84,941,620	(7,040,057)	77,901,563
International Equity Fund	196,242,326	46,267,705	(14,039,514)	32,228,191
Moderate Allocation Fund	774,279,217	79,819,480	(5,727,638)	74,091,842
Blue Chip Growth Fund	282,419,529	178,460,837	(9,085,501)	169,375,336
Equity Income Fund	275,947,945	60,637,920	(8,608,607)	52,029,313
Mid Cap Growth Fund	360,892,739	66,044,607	(21,703,728)	44,340,879
Small Cap Growth Equity Fund	122,962,641	48,382,493	(5,219,660)	43,162,833

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Conservative Allocation Fund	$(2,615,912)	$(12,677,034)
Core Plus Bond Fund	(21,611,089)	(33,650,871)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

168

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain
Focused Equity Fund	$2,991,490	$29,072,052
Foreign Fund	4,302,552	6,799,959
Income & Growth Fund	3,364,633	24,405,497
Small/Mid Cap Value Fund	4,533,852	10,062,242
Sustainable Equity Fund	1,109,698	14,168,845
Aggressive Allocation Fund	1,633,061	3,647,383
Mid Cap Value Fund	10,322,200	12,271,167
Small Company Value Fund	685,855	—
65/35 Allocation Fund	10,567,731	29,483,669
Growth Fund	—	21,170,332
Balanced Allocation Fund	7,702,162	273,025
Equity Index Fund	8,018,281	103,776,203
Conservative Allocation Fund	7,107,845	—
Core Plus Bond Fund	12,771,394	—
Growth Allocation Fund	16,655,829	36,765,069
Global Fund	1,247,602	9,206,855
Main Street Equity Fund	1,547,698	12,885,838
U.S. Research Enhanced Equity Fund	20,586,950	4,976,528
Large Cap Growth Fund	—	39,703,049
International Equity Fund	3,426,185	3,496,850
Moderate Allocation Fund	23,256,371	—
Blue Chip Growth Fund	931,617	87,302,890
Equity Income Fund	6,743,475	39,508,497
Mid Cap Growth Fund	7,857,106	40,860,685
Small Cap Growth Equity Fund	406,274	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2025:

Amount
Foreign Fund	$383,332
Aggressive Allocation Fund	56,534
65/35 Allocation Fund	252,017
Balanced Allocation Fund	70,894
Conservative Allocation Fund	44,201
Growth Allocation Fund	336,635
International Equity Fund	692,823
Moderate Allocation Fund	281,540

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

169

Notes to Financial Statements (Unaudited) (Continued)
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Focused Equity Fund	$1,217,931	$14,387,116	$(10,165)	$43,598,677	$59,193,559
Foreign Fund	6,159,135	7,769,518	(28,441)	41,020,522	54,920,734
Income & Growth Fund	2,676,012	12,020,338	(19,184)	22,923,659	37,600,825
Small/Mid Cap Value Fund	2,098,603	2,606,069	(17,881)	5,150,796	9,837,587
Sustainable Equity Fund	589,861	14,350,992	(13,895)	46,992,343	61,919,301
Aggressive Allocation Fund	2,020,364	7,102,024	(8,979)	2,424,586	11,537,995
Mid Cap Value Fund	9,061,245	7,733,137	(36,797)	2,302,889	19,060,474
Small Company Value Fund	1,087,235	2,777,790	(7,528)	(4,600,964)	(743,467)
65/35 Allocation Fund	10,426,978	95,304,805	(56,070)	(4,469,519)	101,206,194
Growth Fund	1,683,077	34,240,866	(10,886)	102,194,791	138,107,848
Balanced Allocation Fund	8,180,392	777,558	(35,907)	(7,106,397)	1,815,646
Equity Index Fund	6,837,610	43,181,199	(55,107)	411,613,467	461,577,169
Conservative Allocation Fund	7,285,201	(15,292,946)	(29,666)	(9,175,936)	(17,213,347)
Core Plus Bond Fund	13,198,169	(55,261,960)	(25,504)	(1,753,112)	(43,842,407)
Growth Allocation Fund	19,158,144	38,931,617	(104,828)	9,129,794	67,114,727
Global Fund	6,236,092	17,325,530	(16,779)	75,644,842	99,189,685
Main Street Equity Fund	1,324,585	14,375,540	(11,402)	44,129,060	59,817,783
U.S. Research Enhanced Equity Fund	16,503,170	2,587,891	(20,801)	16,838,832	35,909,092
Large Cap Growth Fund	—	14,346,082	(12,337)	93,026,163	107,359,908
International Equity Fund	9,129,290	14,543,766	(9,711)	27,260,250	50,923,595
Moderate Allocation Fund	24,350,690	3,903,453	(133,749)	(7,776,687)	20,343,707
Blue Chip Growth Fund	—	81,234,676	(31,076)	212,219,637	293,423,237
Equity Income Fund	8,699,615	44,718,645	(40,665)	76,161,941	129,539,536
Mid Cap Growth Fund	1,444,950	31,600,758	(34,156)	41,816,251	74,827,803
Small Cap Growth Equity Fund	—	6,353,165	(21,876)	26,738,536	33,069,825

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

170

Notes to Financial Statements (Unaudited) (Continued)
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2026, was as follows:

	Beginning Value as of 12/31/25	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/26	Number of Shares Held as of 6/30/26	Dividend Income
Aggressive Allocation Fund
MML Barings High Yield Fund, Class I	$59,892	$2,052	$—	$(369)	$—	$61,575	7,592	$2,041
MML Focused Equity Fund, Class II	14,717,672	117,312	(7,248,427)	1,001,929	(1,014,252)	7,574,234	1,066,793	—
MML Foreign Fund, Initial Class	5,337,265	44,302	(530,715)	455,495	165,281	5,471,628	410,783	—
MML Income & Growth Fund, Initial Class	3,957,303	36,181	(633,655)	592,841	(189,080)	3,763,590	382,090	—
MML Small/Mid Cap Value Fund, Initial Class	1,480,410	14,593	(174,804)	334,756	(63,020)	1,591,935	159,833	—
MML VIP American Century Mid Cap Value Fund, Initial Class	4,827,746	46,068	(551,867)	717,014	(189,389)	4,849,572	540,643	—
MML VIP American Century Small Company Value Fund, Class II	2,351,966	26,282	(314,830)	388,630	44,149	2,496,197	241,880	—
MML VIP Barings Core Bond Fund, Initial Class	5,110,850	148,539	(581,474)	164,615	(98,719)	4,743,811	418,850	—
MML VIP Barings Inflation-Protected and Income Fund, Initial Class	412,961	4,836	(57,930)	5,683	188	365,738	41,656	—
MML VIP Barings Short-Duration Bond Fund, Class II	962,132	10,881	(130,343)	13,578	(4,975)	851,273	91,143	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	4,598,583	143,946	(526,441)	18,977	15,086	4,250,151	465,515	—
MML VIP Invesco Discovery Mid Cap Fund, Class II	1,185,651	12,225	(146,432)	295,891	14,854	1,362,189	105,760	—
MML VIP Invesco Global Fund, Class I	5,888,781	50,599	(806,150)	350,974	134,625	5,618,829	1,021,605	—
MML VIP Invesco Main Street Equity Fund, Class II	7,934,919	63,680	(1,781,571)	448,990	(9,916)	6,656,102	522,047	—
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class	—	16,776,591	(356,532)	482,306	7,884	16,910,249	1,466,305	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	9,522,615	78,265	(937,319)	(529,975)	4,859	8,138,445	529,847	—
MML VIP MFS® International Equity Fund, Class II	15,638,422	132,785	(1,590,659)	260,124	165,554	14,606,226	1,140,221	—
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class	12,386,326	102,330	(1,625,607)	411,156	(269,512)	11,004,693	550,235	—
MML VIP T. Rowe Price Equity Income Fund, Initial Class	17,933,306	127,819	(11,980,517)	901,769	847,774	7,830,151	659,104	—
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class	5,053,483	48,513	(581,154)	464,453	(251,015)	4,734,280	454,346	—
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class	1,414,267	14,134	(169,313)	313,899	(10,278)	1,562,709	109,168	—
	$120,774,550	$18,001,933	$(30,725,740)	$7,092,736	$(699,902)	$114,443,577		$2,041

171

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/25	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/26	Number of Shares Held as of 6/30/26	Dividend Income
Balanced Allocation Fund
MML Barings High Yield Fund, Class I	$737,183	$25,250	$—	$(4,534)	$—	$757,899	93,452	$25,250
MML Focused Equity Fund, Class II	18,909,348	103,077	(9,583,916)	1,043,987	(1,053,356)	9,419,140	1,326,639	—
MML Foreign Fund, Initial Class	6,649,741	38,342	(563,847)	636,988	152,738	6,913,962	519,066	—
MML Income & Growth Fund, Initial Class	4,815,144	31,218	(460,430)	580,686	(57,369)	4,909,249	498,401	—
MML Small/Mid Cap Value Fund, Initial Class	1,902,381	12,622	(186,146)	351,175	4,740	2,084,772	209,314	—
MML VIP American Century Mid Cap Value Fund, Initial Class	6,345,895	39,913	(888,651)	910,268	(216,390)	6,191,035	690,193	—
MML VIP American Century Small Company Value Fund, Class II	2,977,763	22,732	(335,258)	509,587	52,751	3,227,575	312,749	—
MML VIP Barings Core Bond Fund, Initial Class	57,256,350	1,531,325	(5,607,708)	1,779,991	(1,027,927)	53,932,031	4,761,876	—
MML VIP Barings Inflation-Protected and Income Fund, Initial Class	4,875,292	36,093	(530,782)	237,667	(166,008)	4,452,262	507,091	—
MML VIP Barings Short-Duration Bond Fund, Class II	11,691,391	81,210	(1,794,259)	184,515	(76,290)	10,086,567	1,079,932	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	51,598,172	2,095,052	(5,074,272)	1,582,698	(1,194,714)	49,006,936	5,367,682	—
MML VIP Invesco Discovery Mid Cap Fund, Class II	1,584,294	10,573	(155,934)	406,449	19,723	1,865,105	144,806	—
MML VIP Invesco Global Fund, Class I	7,749,716	43,769	(1,643,629)	275,814	393,124	6,818,794	1,239,781	—
MML VIP Invesco Main Street Equity Fund, Class II	9,396,746	55,171	(2,110,897)	303,525	219,604	7,864,149	616,796	—
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class	—	22,162,328	(975,145)	642,185	26,740	21,856,108	1,895,166	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	11,024,239	67,735	(1,498,953)	(642,125)	76,977	9,027,873	587,752	—
MML VIP MFS® International Equity Fund, Class II	19,572,655	114,833	(1,688,702)	372,356	181,409	18,552,551	1,448,287	—
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class	14,506,129	88,550	(1,705,948)	451,590	(248,361)	13,091,960	654,598	—
MML VIP T. Rowe Price Equity Income Fund, Initial Class	22,403,719	112,715	(14,967,506)	1,029,468	1,218,473	9,796,869	824,652	—
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class	6,355,734	41,961	(618,863)	236,292	40,995	6,056,119	581,201	—
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class	1,765,201	12,225	(180,299)	353,773	34,710	1,985,610	138,711	—
	$262,117,093	$26,726,694	$(50,571,145)	$11,242,355	$(1,618,431)	$247,896,566		$25,250

172

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/25	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/26	Number of Shares Held as of 6/30/26	Dividend Income
Conservative Allocation Fund
MML Barings High Yield Fund, Class I	$709,533	$24,302	$—	$(4,363)	$—	$729,472	89,947	$24,178
MML Focused Equity Fund, Class II	11,344,311	270,205	(5,896,966)	340,643	(340,019)	5,718,174	805,377	—
MML Foreign Fund, Initial Class	3,964,031	92,848	(448,164)	335,101	134,011	4,077,827	306,143	—
MML Income & Growth Fund, Initial Class	3,089,311	76,009	(366,725)	332,701	2,836	3,134,132	318,186	—
MML Small/Mid Cap Value Fund, Initial Class	1,192,899	30,759	(148,490)	261,912	(39,279)	1,297,801	130,301	—
MML VIP American Century Mid Cap Value Fund, Initial Class	3,946,409	96,601	(766,352)	513,689	(87,435)	3,702,912	412,811	—
MML VIP American Century Small Company Value Fund, Class II	1,833,892	55,109	(266,045)	304,047	40,837	1,967,840	190,682	—
MML VIP Barings Core Bond Fund, Initial Class	52,397,870	2,087,508	(6,697,369)	2,116,071	(1,433,455)	48,470,625	4,279,667	—
MML VIP Barings Inflation- Protected and Income Fund, Initial Class	4,485,860	131,021	(632,424)	222,378	(157,150)	4,049,685	461,240	—
MML VIP Barings Short-Duration Bond Fund, Class II	10,802,321	294,796	(1,822,954)	196,301	(96,706)	9,373,758	1,003,614	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	47,153,885	2,604,851	(6,057,040)	535,071	(184,922)	44,051,845	4,824,956	—
MML VIP Invesco Discovery Mid Cap Fund, Class II	980,438	25,634	(123,742)	247,501	15,031	1,144,862	88,887	—
MML VIP Invesco Global Fund, Class I	4,805,188	106,102	(1,212,152)	126,372	286,847	4,112,357	747,701	—
MML VIP Invesco Main Street Equity Fund, Class II	5,734,473	135,548	(1,445,951)	125,742	192,584	4,742,396	371,953	—
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class	—	13,503,621	(747,973)	379,822	18,118	13,153,588	1,140,561	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	6,660,522	164,207	(1,192,722)	(490,655)	153,493	5,294,845	344,716	—
MML VIP MFS® International Equity Fund, Class II	11,539,139	278,488	(1,344,240)	170,160	155,003	10,798,550	842,978	—
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class	8,892,074	214,787	(1,286,795)	(48,490)	168,128	7,939,704	396,985	—
MML VIP T. Rowe Price Equity Income Fund, Initial Class	13,774,848	298,176	(9,556,850)	301,380	1,074,826	5,892,380	495,992	—
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class	3,950,283	101,728	(491,101)	139,912	31,515	3,732,337	358,190	—
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class	1,092,172	29,638	(143,077)	219,305	20,140	1,218,178	85,099	—
	$198,349,459	$20,621,938	$(40,647,132)	$6,324,600	$(45,597)	$184,603,268		$24,178

173

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/25	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/26	Number of Shares Held as of 6/30/26	Dividend Income
Growth Allocation Fund
MML Barings High Yield Fund, Class I	$1,126,714	$38,592	$(1)	$(6,929)	$—	$1,158,376	142,833	$38,394
MML Focused Equity Fund, Class II	90,965,134	190,169	(43,525,826)	4,464,869	(4,452,354)	47,641,992	6,710,140	—
MML Foreign Fund, Initial Class	31,615,965	73,171	(1,975,029)	3,280,116	492,826	33,487,049	2,514,043	—
MML Income & Growth Fund, Initial Class	24,666,800	59,671	(2,615,034)	2,794,933	(177,766)	24,728,604	2,510,518	—
MML Small/Mid Cap Value Fund, Initial Class	9,007,880	24,123	(653,025)	1,735,984	(34,909)	10,080,053	1,012,054	—
MML VIP American Century Mid Cap Value Fund, Initial Class	29,481,126	76,284	(2,065,063)	3,076,311	227,509	30,796,167	3,433,240	—
MML VIP American Century Small Company Value Fund, Class II	15,116,832	43,447	(1,176,129)	3,116,393	(227,829)	16,872,714	1,634,953	—
MML VIP Barings Core Bond Fund, Initial Class	91,105,028	1,742,472	(6,544,774)	2,509,413	(1,304,722)	87,507,417	7,726,383	—
MML VIP Barings Inflation-Protected and Income Fund, Initial Class	7,633,306	23,236	(627,194)	306,787	(194,879)	7,141,256	813,355	—
MML VIP Barings Short-Duration Bond Fund, Class II	18,751,260	52,282	(1,411,188)	235,800	(60,763)	17,567,391	1,880,877	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	82,134,245	3,469,237	(5,917,580)	2,020,730	(1,399,214)	80,307,418	8,795,993	—
MML VIP Invesco Discovery Mid Cap Fund, Class II	7,369,135	20,209	(547,037)	1,928,633	64,832	8,835,772	686,007	—
MML VIP Invesco Global Fund, Class I	36,191,705	83,577	(5,255,913)	1,929,632	1,222,758	34,171,759	6,213,047	—
MML VIP Invesco Main Street Equity Fund, Class II	46,243,914	104,986	(7,613,488)	2,958,397	(266,129)	41,427,680	3,249,230	—
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class	—	104,385,080	(2,915,762)	3,082,586	80,614	104,632,518	9,072,794	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	55,423,393	129,456	(4,504,454)	(3,147,785)	174,383	48,074,993	3,129,882	—
MML VIP MFS® International Equity Fund, Class II	93,145,363	219,472	(5,923,981)	1,464,997	1,173,269	90,079,120	7,031,938	—
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class	74,129,148	169,239	(5,331,432)	1,986,060	(891,076)	70,061,939	3,503,097	—
MML VIP T. Rowe Price Equity Income Fund, Initial Class	108,569,856	206,755	(70,089,385)	4,626,732	6,318,246	49,632,204	4,177,795	—
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class	30,649,685	80,199	(2,171,052)	2,773,860	(1,412,658)	29,920,034	2,871,404	—
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class	8,627,832	23,365	(632,511)	1,948,727	(25,384)	9,942,029	694,529	—
	$861,954,321	$111,215,022	$(171,495,858)	$43,086,246	$(693,246)	$844,066,485		$38,394

174

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/25	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 6/30/26	Number of Shares Held as of 6/30/26	Dividend Income
Moderate Allocation Fund
MML Barings High Yield Fund, Class I	$1,955,168	$66,967	$—	$(12,024)	$—	$2,010,111	247,856	$66,625
MML Focused Equity Fund, Class II	73,025,736	66,565	(36,488,176)	3,585,492	(3,634,241)	36,555,376	5,148,645	—
MML Foreign Fund, Initial Class	26,219,467	19,641	(2,370,976)	2,622,743	470,172	26,961,047	2,024,103	—
MML Income & Growth Fund, Initial Class	19,631,609	15,965	(1,930,562)	2,367,125	(240,924)	19,843,213	2,014,539	—
MML Small/Mid Cap Value Fund, Initial Class	7,437,106	6,426	(776,482)	1,356,234	27,902	8,051,186	808,352	—
MML VIP American Century Mid Cap Value Fund, Initial Class	24,314,003	20,463	(2,822,482)	3,379,267	(702,216)	24,189,035	2,696,659	—
MML VIP American Century Small Company Value Fund, Class II	11,630,991	11,636	(1,405,841)	1,958,270	221,952	12,417,008	1,203,198	—
MML VIP Barings Core Bond Fund, Initial Class	151,016,772	2,055,020	(15,694,277)	5,085,815	(3,123,875)	139,339,455	12,302,842	—
MML VIP Barings Inflation-Protected and Income Fund, Initial Class	12,479,438	12,351	(1,490,789)	651,228	(469,128)	11,183,100	1,273,702	—
MML VIP Barings Short-Duration Bond Fund, Class II	30,113,836	27,788	(3,354,274)	400,281	(124,247)	27,063,384	2,897,579	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	134,527,832	3,792,762	(14,214,669)	3,272,551	(2,277,746)	125,100,730	13,702,161	—
MML VIP Invesco Discovery Mid Cap Fund, Class II	6,058,101	5,411	(653,880)	1,534,615	82,393	7,026,640	545,547	—
MML VIP Invesco Global Fund, Class I	30,018,153	22,401	(6,203,813)	1,085,154	1,438,770	26,360,665	4,792,848	—
MML VIP Invesco Main Street Equity Fund, Class II	37,057,841	29,360	(8,167,909)	1,797,646	274,634	30,991,572	2,430,711	—
MML VIP JPMorgan U.S. Research Enhanced Equity Fund, Initial Class	—	86,049,999	(3,783,109)	2,479,416	101,273	84,847,579	7,357,221	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	43,465,524	34,669	(5,188,915)	(2,954,424)	648,807	36,005,661	2,344,119	—
MML VIP MFS® International Equity Fund, Class II	75,535,540	58,851	(7,103,647)	1,397,012	697,890	70,585,646	5,510,199	—
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class	58,043,134	45,325	(6,226,241)	1,774,991	(1,002,245)	52,634,964	2,631,748	—
MML VIP T. Rowe Price Equity Income Fund, Initial Class	88,970,271	74,682	(59,932,450)	3,640,757	5,206,868	37,960,128	3,195,297	—
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class	24,892,471	21,477	(2,595,084)	901,470	167,408	23,387,742	2,244,505	—
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class	7,099,526	6,257	(756,048)	1,344,041	207,292	7,901,068	551,952	—
	$863,492,519	$92,444,016	$(181,159,624)	$37,667,660	$(2,029,261)	$810,415,310		$66,625

8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

175

Notes to Financial Statements (Unaudited) (Continued)
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund) are included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the period ended June 30, 2026,” that is filed herewith.

176

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. INGEFP2-998-0826 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 98.01%	Shares	Value (000)
Information technology 40.68%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,597,200	$736,956
Micron Technology, Inc.	536,549	619,333
SK hynix, Inc.	338,900	597,927
Broadcom, Inc.	908,061	343,020
Western Digital Corp.	507,603	324,216
ASML Holding NV	80,916	160,476
ASML Holding NV (ADR)	61,703	122,754
Samsung Electronics Co., Ltd.	1,133,760	247,859
Microsoft Corp.	390,702	145,740
Intel Corp. (a)	902,119	125,963
NVIDIA Corp.	617,918	123,639
AppLovin Corp., Class A (a)	217,473	112,049
Corning, Inc.	427,692	109,245
KLA Corp.	226,000	68,186
Cloudflare, Inc., Class A (a)	275,652	67,612
Apple, Inc.	233,537	67,576
Seagate Technology Holdings PLC	67,878	65,502
Ciena Corp. (a)	130,589	64,062
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	31,829
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	24,496
Dassault Systemes SE	2,183,729	44,477
EPAM Systems, Inc. (a)	487,827	38,709
Hewlett Packard Enterprise Co.	846,904	38,204
Ubiquiti, Inc.	51,991	27,765
Capgemini SE	176,911	17,793
Advanced Micro Devices, Inc. (a)	30,546	17,745
Delta Electronics, Inc.	198,000	12,255
		4,355,388

Industrials 15.53%
Siemens AG	339,350	109,043
ATI, Inc. (a)	476,446	93,908
Boeing Co. (The) (a)	422,785	91,520
GE Vernova, Inc.	74,566	87,605
Comfort Systems USA, Inc.	40,449	80,168
Ryanair Holdings PLC (ADR)	1,180,370	76,429
General Electric Co.	198,717	74,266
Safran SA	165,069	65,262
Carpenter Technology Corp.	104,276	64,322
Techtronic Industries Co., Ltd.	3,617,500	60,393
Rocket Lab Corp. (a)	565,667	57,500
Airbus SE, non-registered shares	247,505	55,089
FTAI Aviation, Ltd.	200,740	54,306
Saab AB, Class B	1,018,474	52,835
Bombardier, Inc., Class B (a)	217,849	50,158
Bloom Energy Corp., Class A (a)	157,491	47,673
Hanwha Aerospace Co., Ltd.	69,749	44,927
Core & Main, Inc., Class A (a)	916,776	44,234
GT Capital Holdings, Inc.	5,411,899	42,884
RS Group PLC	5,414,909	41,777
ASSA ABLOY AB, Class B	1,034,590	36,546
Toro Co. (The)	373,724	36,408
DSV A/S	153,094	36,342
TransDigm Group, Inc.	26,946	35,893
PACCAR, Inc.	286,995	34,474
Leonardo SpA	558,655	29,958
Caterpillar, Inc.	28,043	29,863
Deere & Co.	39,278	24,915
Mitsubishi Electric Corp.	640,000	23,470
Alliance Global Group, Inc.	156,400,700	20,400

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsui & Co., Ltd.	676,500	$18,841
Copart, Inc. (a)	629,962	17,759
Crane Co.	54,220	12,095
Daikin Industries, Ltd.	76,900	11,681
		1,662,944

Financials 10.94%
3i Group PLC	3,977,134	131,261
Citigroup, Inc.	834,955	116,860
Aon PLC, Class A	331,084	109,817
Societe Generale	743,809	65,862
Adyen NV (a)	64,009	59,778
Banco Bilbao Vizcaya Argentaria SA	2,350,067	58,954
Prudential PLC	4,310,838	57,406
Fiserv, Inc. (a)	1,031,889	50,614
Ameriprise Financial, Inc.	104,697	48,031
Allianz SE	89,408	42,312
MS&AD Insurance Group Holdings, Inc.	1,579,600	41,255
Visa, Inc., Class A	118,186	40,549
Kinsale Capital Group, Inc.	122,877	40,526
Aviva PLC	4,545,916	39,223
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	35,725
UniCredit SpA	338,294	30,266
HSBC Holdings PLC (GBP denominated)	1,163,368	22,099
Apollo Asset Management, Inc.	173,851	20,568
Brookfield Corp., Class A	467,490	19,910
CaixaBank SA, non-registered shares	1,357,890	19,273
VZ Holding AG	100,688	18,872
Arthur J. Gallagher & Co.	74,138	17,020
KB Financial Group, Inc.	138,539	14,247
Shinhan Financial Group Co., Ltd.	224,722	13,924
CME Group, Inc., Class A	58,444	12,906
Standard Chartered PLC (GBP denominated)	460,153	12,472
Eurobank SA	2,512,864	12,008
HDFC Bank, Ltd.	1,328,758	11,240
CVC Capital Partners PLC	542,527	7,884
		1,170,862

Consumer discretionary 8.25%
Starbucks Corp.	1,415,740	144,674
Prosus NV, Class N	1,846,586	80,261
Inchcape PLC	6,234,573	63,781
Amazon.com, Inc. (a)	267,557	63,770
LKQ Corp.	2,005,096	52,794
Restaurant Brands International, Inc. (CAD denominated)	718,077	52,084
Renault SA	1,688,781	48,447
General Motors Co.	519,771	40,064
MGM China Holdings, Ltd.	28,793,200	37,339
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,845
Industria de Diseno Textil SA	501,952	31,635
Trip.com Group, Ltd. (ADR) (a)	788,983	31,433
Entain PLC	4,066,641	30,189
Toll Brothers, Inc.	167,692	27,627
Booking Holdings, Inc.	150,625	26,847
Hermes International	12,384	22,661
Chipotle Mexican Grill, Inc. (a)	663,804	22,569
Compagnie Financiere Richemont SA, Class A	73,617	17,082
Ryohin Keikaku Co., Ltd.	721,500	15,763

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	21,430,000	$13,822
O’Reilly Automotive, Inc. (a)	134,120	12,351
MercadoLibre, Inc. (a)	6,858	11,641
		882,679

Health care 8.16%
Vertex Pharmaceuticals, Inc. (a)	250,579	124,470
UnitedHealth Group, Inc.	260,134	108,120
Eli Lilly and Co.	81,047	97,210
Argenx SE (ADR) (a)	76,588	71,056
Regeneron Pharmaceuticals, Inc.	83,600	52,128
Thermo Fisher Scientific, Inc.	103,186	51,733
Novo Nordisk AS, Class B	871,431	41,807
Centene Corp. (a)	589,208	37,821
Cigna Group (The)	132,736	36,593
AstraZeneca PLC (GBP denominated)	194,247	36,340
Pfizer, Inc.	1,418,993	34,169
Sanofi	378,504	32,344
Ionis Pharmaceuticals, Inc. (a)	388,000	30,765
Bayer AG	537,074	29,692
BeOne Medicines, Ltd. (ADR) (a)	101,482	28,919
EssilorLuxottica SA	147,809	27,731
bioMerieux SA	226,573	17,792
Alnylam Pharmaceuticals, Inc. (a)	50,179	15,105
		873,795

Communication services 5.96%
Alphabet, Inc., Class A	928,534	331,830
Meta Platforms, Inc., Class A	207,460	116,860
Publicis Groupe SA	947,647	93,664
Bharti Airtel, Ltd.	2,029,589	39,775
Space Exploration Technologies Corp., Class A (a)(b)	209,100	35,727
Tencent Holdings, Ltd.	213,900	11,788
Netflix, Inc. (a)	124,540	8,892
		638,536

Materials 2.86%
Lynas Rare Earths, Ltd. (a)	6,227,600	78,034
Vale SA, ordinary nominative shares	2,622,149	39,559
Linde PLC	63,907	33,164
Amcor PLC (CDI)	713,400	30,858
Sherwin-Williams Co.	81,338	28,006
Resonac Holdings Co., Ltd.	193,300	21,554
First Quantum Minerals, Ltd. (a)	648,097	17,703
Syensqo SA	238,713	17,628
Agnico Eagle Mines, Ltd. (CAD denominated)	103,645	16,104
LyondellBasell Industries NV	250,227	13,174
Glencore PLC	1,475,257	10,062
		305,846

Consumer staples 2.74%
Nestle SA	783,948	80,507
Costco Wholesale Corp.	44,829	41,936
Carrefour SA, non-registered shares	2,201,230	40,890
Coca-Cola HBC AG (CDI)	519,634	33,919
Pernod Ricard SA	384,768	28,096
Philip Morris International, Inc.	121,081	21,905

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ajinomoto Co., Inc.	451,200	$16,413
General Mills, Inc.	456,426	15,883
Monster Beverage Corp. (a)	140,587	13,513
		293,062

Real estate 1.15%
Simon Property Group, Inc. REIT	168,674	37,724
Mirvac Group REIT	27,613,163	32,970
Goodman Logistics (HK), Ltd. REIT	1,236,037	26,795
Dexus REIT	6,948,146	26,037
		123,526

Energy 1.14%
TotalEnergies SE (EUR denominated)	585,477	45,480
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	42,219
Tourmaline Oil Corp.	612,792	25,622
NAC Kazatomprom JSC (GDR)	124,090	8,535
		121,856

Utilities 0.60%
Veolia Environnement SA	429,985	17,909
SSE PLC	533,888	17,255
Redeia Corporacion, SA	889,210	15,131
FirstEnergy Corp.	286,296	13,610
		63,905
Total common stocks (cost: $6,283,983,000)		10,492,399
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)(d)	2,222,490	222,227
Total short-term securities (cost: $222,232,000)		222,227
Total investment securities 100.08% (cost: $6,506,215,000)		10,714,626
Other assets less liabilities (0.08)%		(8,757)
Net assets 100.00%		$10,705,869
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)	$288,884	$1,102,143	$1,168,724	$(33)	$(43)	$222,227	$4,426

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	4

Global Growth Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

SMALLCAP World Fund (formerly Global Small Capitalization Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 97.34%	Shares	Value (000)
Industrials 29.48%
Diploma PLC	282,657	$26,748
Comfort Systems USA, Inc.	11,907	23,599
ATI, Inc. (a)	115,018	22,670
Crane Co.	84,382	18,823
Bombardier, Inc., Class B (a)	74,818	17,226
Modine Manufacturing Co. (a)	57,036	15,230
SPX Technologies, Inc. (a)	61,850	15,164
International Container Terminal Services, Inc.	922,820	13,473
Bloom Energy Corp., Class A (a)	44,113	13,353
Enpro, Inc.	33,887	12,773
FTAI Aviation, Ltd.	40,475	10,950
Arxis, Inc., Class A (a)	221,226	10,207
IMI PLC	257,456	10,129
BELIMO Holding AG	8,830	9,956
VSE Corp.	42,648	9,745
Everus Construction Group, Inc. (a)	56,908	9,444
Saia, Inc. (a)	21,037	8,860
Federal Signal Corp.	64,231	8,253
NICHIAS Corp.	331,600	8,144
Oshkosh Corp.	52,790	8,102
Casella Waste Systems, Inc., Class A (a)	83,185	8,066
Moog, Inc., Class A	18,907	8,014
AZZ, Inc.	50,977	7,904
Arcosa, Inc.	51,592	7,496
CSW Industrials, Inc.	25,436	7,079
Applied Industrial Technologies, Inc.	20,597	6,965
Watts Water Technologies, Inc., Class A	17,618	6,897
Acter Group Corp., Ltd.	167,000	6,809
Carel Industries SpA	186,944	6,783
SPIE SA	116,479	6,718
NKT AS (a)	43,533	6,519
Sterling Infrastructure, Inc. (a)	7,726	6,485
Howden Joinery Group PLC	579,374	6,440
Alliance Laundry Holdings, Inc. (a)	241,625	6,408
ESCO Technologies, Inc.	17,916	6,271
UL Solutions, Inc., Class A	59,217	6,032
Kadant, Inc.	19,124	6,009
XPO, Inc. (a)	29,165	5,987
MDA Space, Ltd. (CAD denominated) (a)	129,076	5,333
MDA Space, Ltd. (a)	10,628	439
BayCurrent, Inc.	149,500	5,570
Core & Main, Inc., Class A (a)	114,127	5,507
SWCC Corp.	65,000	5,502
Standex International Corp.	15,206	5,439
Addtech AB, Class B	152,096	5,361
First Advantage Corp. (a)	291,644	5,264
Babcock International Group PLC	416,403	5,259
Simpson Manufacturing Co., Inc.	25,031	5,240
Perini Corp.	61,369	5,092
VAT Group AG	5,811	5,084
Hammond Power Solutions, Inc., Class A	20,292	4,968
Astronics Corp. (a)	51,411	4,178
Astronics Corp., Class B (a)	10,282	781
ESAB Corp.	49,134	4,846
Cenergy Holdings SA	181,770	4,797
Alaska Air Group, Inc. (a)	91,648	4,784
Hub Group, Inc., Class A	108,746	4,762
Nexans SA	28,636	4,758
Cleanaway Waste Management, Ltd.	2,827,159	4,613
Sinfonia Technology Co., Ltd.	45,600	4,552

American Funds Insurance Series	6

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copa Holdings SA, Class A	29,143	$4,534
AAR Corp. (a)	30,724	4,391
Takasago Thermal Engineering Co., Ltd.	137,648	4,355
Sanki Engineering Co., Ltd.	234,600	4,316
Badger Infrastructure Solutions, Ltd.	64,028	4,199
IES Holdings, Inc. (a)	5,682	4,174
Japan Elevator Service Holdings Co., Ltd.	387,000	4,153
SiteOne Landscape Supply, Inc. (a)	36,275	4,150
Sulzer AG	24,835	4,121
Loar Holdings, Inc. (a)	50,939	4,106
Meidensha Corp.	66,900	4,083
Advanced Drainage Systems, Inc.	25,143	3,946
Rumo SA	1,416,680	3,686
AQ Group AB	160,402	3,638
AAON, Inc.	28,633	3,632
Masco Corp.	43,946	3,576
Weir Group PLC (The)	111,236	3,550
PFISTERER Holding SE	32,776	3,536
Matson, Inc.	17,957	3,452
Armstrong World Industries, Inc.	21,434	3,438
Qantas Airways, Ltd.	459,874	3,405
Robert Half, Inc.	109,056	3,348
Kumagai Gumi Co., Ltd.	377,500	3,345
Volution Group PLC	409,830	3,325
Shaily Engineering Plastics, Ltd. (a)	103,374	3,186
Interpump Group SpA	81,980	3,168
KEI Industries, Ltd.	53,756	3,107
Rosebank Industries PLC (a)	701,710	3,082
Construction Partners, Inc., Class A (a)	25,733	3,056
DPC Holdings, Ltd. (a)	62,300	3,056
Visional, Inc. (a)	61,538	2,952
IMCD NV	32,481	2,933
Karman Holdings, Inc. (a)	58,330	2,912
Bravida Holding AB	227,811	2,905
Hensoldt AG	36,858	2,854
Tetra Tech, Inc.	97,835	2,826
Chemring Group PLC	406,685	2,763
CECO Environmental Corp. (a)	30,425	2,761
Cadre Holdings, Inc.	95,627	2,726
Builders FirstSource, Inc. (a)	30,147	2,698
Kandenko Co., Ltd.	64,300	2,689
Flowserve Corp.	35,801	2,655
Allison Transmission Holdings, Inc.	22,744	2,564
MSA Safety, Inc.	14,615	2,552
Takuma Co., Ltd.	113,500	2,544
Rotork PLC	644,541	2,527
Trinity Industries, Inc.	71,001	2,455
Beijer Ref AB, Class B	161,478	2,366
Arteche Lantegi Elkartea SA	61,425	2,366
WESCO International, Inc.	6,796	2,348
Powell Industries, Inc.	7,684	2,200
MYR Group, Inc. (a)	4,333	2,168
McGrath RentCorp	17,298	2,094
EquipmentShare.com, Inc., Class A (a)	105,242	2,069
Lifco AB, Class B	62,026	2,032
Instalco AB	473,453	1,869
Inox Wind, Ltd. (a)	1,939,830	1,859
INVISIO Communications AB	85,817	1,815
QinetiQ Group PLC	323,098	1,811
Grafton Group PLC	150,075	1,794

7	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
LISI SA	23,283	$1,752
Huber + Suhner AG	6,220	1,718
Neway Valve (Suzhou) Co., Ltd., Class A	227,550	1,697
Sankyu, Inc.	31,400	1,675
Generac Holdings, Inc. (a)	5,694	1,667
Union Tool Co.	11,643	1,650
R&S Group Holding AG	48,800	1,643
Engcon AB, Class B	259,170	1,639
Enerpac Tool Group Corp., Class A	45,450	1,630
APi Group Corp. (a)	38,189	1,617
Ceres Power Holdings PLC (a)	234,369	1,590
Mader Group, Ltd.	286,369	1,573
Montana Aerospace AG (a)	58,528	1,536
Terex Corp.	20,410	1,477
Sany Heavy Equipment International Holdings Co., Ltd.	1,667,000	1,421
HD Hyundai Marine Solution Co., Ltd.	9,671	1,410
FTI Consulting, Inc. (a)	9,141	1,362
AFRY AB, Class B	126,329	1,361
BWX Technologies, Inc.	6,882	1,340
Leonardo DRS, Inc.	30,940	1,320
EnerSys	5,531	1,293
Ventia Services Group Pty, Ltd.	299,198	1,286
Morgan Sindall Group PLC	19,659	1,283
GATX Corp.	7,202	1,276
SATS, Ltd.	354,900	1,247
FUJI Corp.	23,300	1,225
Beijer Alma AB, Class B	39,561	1,212
Cadeler A / S (a)	217,341	1,191
FLSmidth & Co. A/S, non-registered shares	16,229	1,188
Kaori Heat Treatment Co., Ltd.	24,000	1,180
Porr AG	23,237	1,176
Upwork, Inc. (a)	134,054	1,121
Worthington Enterprises, Inc.	20,208	1,086
Localiza Rent a Car SA, ordinary nominative shares	127,409	1,025
Localiza Rent a Car SA	5,572	43
Kajaria Ceramics, Ltd.	81,293	1,043
Aequs, Ltd. (a)	405,488	1,012
Richelieu Hardware, Ltd.	34,759	999
Firefly Aerospace, Inc. (a)(b)	33,801	994
AirTAC International Group	23,000	970
Kingspan Group PLC	10,571	967
dormakaba Holding AG	14,903	963
GEK TERNA Holdings SA	18,590	936
Grupa Pracuj SA	78,872	934
Karnell Group AB (a)	106,670	900
Kardex Holding AG	3,100	870
MTAR Technologies, Ltd. (a)	10,411	847
Mega Union Technology, Inc. (a)	26,852	829
RENK Group AG	16,984	819
HawkEye 360, Inc. (a)	39,847	806
Voyager Technologies, Inc., Class A (a)	23,553	760
Arcadis NV, non-registered shares	19,474	749
Tkms AG & Co. KGaA (a)	8,569	731
JBT Marel Corp.	5,014	727
Mitsubishi Kakoki Kaisha, Ltd.	31,300	712
Amada Co., Ltd.	36,900	681
Xometry, Inc., Class A (a)	6,939	670
Storskogen Group AB, Class B	744,855	656
Applied Aerospace & Defense, Inc. (a)	26,600	606
SNT Dynamics Co., Ltd.	25,424	578

American Funds Insurance Series	8

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bufab AB	43,870	$574
MonotaRO Co., Ltd.	42,400	484
ICF International, Inc.	6,537	476
Downer EDI, Ltd.	80,636	450
Zehnder Group AG	5,694	441
LIG Defense&Aerospace Co., Ltd.	899	415
Electro Optic Systems Holdings Ltd. (a)	36,588	262
EXEO Group, Inc.	12,700	217
COMSYS Holdings Corp.	6,100	206
Zedcor, Inc. (a)	39,364	160
Impro Precision Industries, Ltd.	139,000	144
Voltronic Power Technology Corp.	2,000	68
		754,647

Information technology 20.35%
Kokusai Electric Corp.	516,778	35,285
MKS, Inc.	67,632	30,083
Global Unichip Corp.	127,000	19,777
Lumentum Holdings, Inc. (a)	22,216	19,063
ASMPT, Ltd.	587,700	18,134
Semtech Corp. (a)	93,283	15,098
Taiwan Union Technology Corp.	250,000	13,348
Fabrinet, non-registered shares (a)	21,338	11,994
Viavi Solutions, Inc. (a)	242,692	11,589
Skyworks Solutions, Inc.	163,129	11,060
MACOM Technology Solutions Holdings, Inc. (a)	28,886	10,987
Lattice Semiconductor Corp. (a)	70,886	10,843
Dexerials Corp.	396,800	10,562
Allegro MicroSystems, Inc. (a)	149,958	10,440
ACM Research, Inc., Class A (a)	80,125	10,167
eMemory Technology, Inc.	105,430	9,768
Impinj, Inc. (a)	67,130	9,615
Ultra Clean Holdings, Inc. (a)	65,078	9,279
Maruwa Co., Ltd.	18,754	8,326
Nova, Ltd. (a)	14,869	8,073
Jentech Precision Industrial Co., Ltd.	73,000	7,932
Astera Labs, Inc. (a)	16,374	7,909
Cohu, Inc. (a)	102,265	7,558
Co-Tech Copper Foil Corp.	394,000	7,503
Cipher Digital, Inc. (a)(b)	254,712	6,240
GPGI, Inc., Class A (c)	227,438	3,605
GPGI, Inc., Class A	163,575	2,593
Ichor Holdings, Ltd. (a)	54,858	6,159
Credo Technology Group Holding, Ltd. (a)	22,342	6,076
King Slide Works Co., Ltd.	25,158	5,880
Celestica, Inc. (a)	14,953	5,455
Arrow Electronics, Inc. (a)	25,420	5,425
Rorze Corp.	173,375	5,271
FIT Hon Teng, Ltd. (a)	5,740,000	5,270
Aixtron SE	85,767	5,159
Eugene Technology Co., Ltd.	39,988	4,866
Rogers Corp. (a)	29,301	4,797
Soitec (a)	35,392	4,754
Unity Software, Inc. (a)	165,168	4,721
Kitron ASA	429,970	4,638
RingCentral, Inc., Class A	118,663	4,625
Shibaura Mechatronics Corp.	150,800	4,366
Fastly, Inc., Class A (a)	221,187	4,061
TTM Technologies, Inc. (a)	20,184	3,775

9	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Ralliant Corp.	51,105	$3,763
OSI Systems, Inc. (a)	16,194	3,542
AT & S Austria Technologie & Systemtechnik AG (a)	13,458	3,250
Disco Corp.	6,300	3,202
ULVAC, Inc.	47,000	3,043
Azbil Corp.	281,400	3,003
HPSP Co., Ltd.	81,349	2,886
Lagercrantz Group AB, Class B	109,456	2,880
Maxlinear, Inc. (a)	22,224	2,845
Kulicke and Soffa Industries, Inc.	21,050	2,816
ELMOS Semiconductor SE, non-registered shares	13,512	2,786
Silicon Laboratories, Inc. (a)	12,629	2,760
Power Integrations, Inc.	32,598	2,730
Cognex Corp.	34,009	2,463
Sanmina Corp. (a)	9,636	2,439
Kinsus Interconnect Technology Corp.	85,000	2,408
INFICON Holding AG	10,574	2,387
TeraWulf, Inc. (a)(b)	94,990	2,346
Otsuka Corp.	135,100	2,313
Lotes Co., Ltd.	32,000	2,138
Softcat PLC	86,165	2,093
Sterlite Technologies, Ltd. (a)	312,689	2,072
Silex Microsystems AB (a)(b)	96,561	2,003
Hut 8 Corp. (a)	17,133	1,978
Riken Keiki Co., Ltd.	83,400	1,918
Q2 Holdings, Inc. (a)	38,460	1,850
FormFactor, Inc. (a)	10,926	1,747
Accton Technology Corp.	22,000	1,740
Cellebrite DI, Ltd. (a)	115,927	1,693
Rubrik, Inc., Class A (a)	20,935	1,681
Lumine Group, Inc., subordinate voting shares (a)	102,232	1,550
Premier Energies, Ltd.	138,047	1,541
Elite Material Co., Ltd.	9,000	1,540
MongoDB, Inc., Class A (a)	4,448	1,494
Klaviyo, Inc., Class A (a)	94,526	1,427
ServiceTitan, Inc., Class A (a)	18,773	1,327
Agilysys, Inc. (a)	12,641	1,321
BlackBuck, Ltd. (a)	221,526	1,252
Ingram Micro Holding Corp.	45,358	1,244
Nayax, Ltd. (a)	19,026	1,239
Clear Secure, Inc., Class A	22,121	1,233
Rigaku Holdings Corp.	75,500	1,181
Presight AI Holding PLC (a)	1,153,492	1,104
Codan, Ltd.	35,241	1,082
EPAM Systems, Inc. (a)	13,406	1,064
Riskified, Ltd., Class A (a)	202,211	1,019
Nippon Electric Glass Co., Ltd.	23,700	967
Reply SpA	8,865	927
Kinaxis, Inc. (a)	7,943	853
Procore Technologies, Inc. (a)	20,684	840
AAC Technologies Holdings, Inc.	150,500	830
Aurora Innovation, Inc., Class A (a)	121,613	829
Money Forward, Inc. (a)(b)	30,500	824
Adeia, Inc.	24,741	815
Itron, Inc. (a)	8,970	776
WhiteFiber, Inc. (a)	19,004	738
Dynavox Group AB	119,389	720
Enphase Energy, Inc. (a)	14,065	693
AXT, Inc. (a)	9,101	656
Monday.com, Ltd. (a)	7,514	544

American Funds Insurance Series	10

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Bechtle AG, non-registered shares	14,953	$529
PAR Technology Corp. (a)	27,788	484
VNET Group, Inc., Class A (ADR) (a)	41,932	337
Park Systems Corp.	2,037	330
Topicus.com, Inc., subordinate voting shares (a)	4,828	308
Yotpo, Ltd. (a)(c)(d)	678,736	217
PVA TePla AG non-registered shares (a)	2,518	130
		520,869

Financials 12.43%
Affirm Holdings, Inc., Class A (a)	163,965	13,371
National Bank of Greece SA	625,564	10,818
Essent Group, Ltd.	135,120	8,686
RenaissanceRe Holdings, Ltd.	26,341	8,347
Gunma Bank, Ltd. (The)	574,100	8,322
360 ONE WAM, Ltd.	675,095	7,701
Paymentus Holdings, Inc., Class A (a)	311,710	7,531
Glacier Bancorp, Inc.	139,571	7,199
Porto Seguro SA	674,732	6,917
FirstCash Holdings, Inc.	30,822	6,667
Plus500, Ltd.	97,458	6,188
Wintrust Financial Corp.	37,916	6,094
JB Financial Group Co., Ltd.	361,708	5,807
VZ Holding AG	29,676	5,562
Max Financial Services, Ltd. (a)	324,147	5,451
IG Group Holdings PLC	226,519	5,436
Marex Group PLC	87,685	5,344
Storebrand ASA	281,287	5,283
Manappuram Finance, Ltd.	1,502,526	5,169
Nuvama Wealth Management, Ltd.	262,081	5,034
SouthState Bank Corp.	47,198	4,715
Stifel Financial Corp.	63,219	4,411
Banca Generali SpA	58,294	4,343
EZCORP, Inc., Class A, nonvoting shares (a)	122,871	4,248
Vontobel Holding AG	44,888	4,080
Eurobank SA	846,947	4,047
BNK Financial Group, Inc.	365,708	4,032
Nova Ljubljanska Banka dd (GDR)	77,608	3,853
Home BancShares, Inc.	134,720	3,846
First Interstate BancSystem, Inc., Class A	96,508	3,721
AUB Group, Ltd.	183,744	3,640
Fifth Third Bancorp	64,356	3,628
WisdomTree, Inc.	205,609	3,483
HDFC Asset Management Co., Ltd.	122,852	3,465
StepStone Group, Inc., Class A	83,236	3,443
Houlihan Lokey, Inc., Class A	25,456	3,414
Victory Capital Holdings, Inc., Class A	40,329	3,390
SiriusPoint, Ltd. (a)	140,286	3,367
Cholamandalam Investment and Finance Co., Ltd.	170,903	3,252
SLM Corp.	123,305	3,199
First American Financial Corp.	45,676	3,133
Discovery, Ltd.	186,491	3,013
Alpha Bank SA	664,242	3,010
Hokuhoku Financial Group, Inc.	68,500	2,831
Nordnet AB	74,047	2,815
Goosehead Insurance, Inc., Class A (a)	55,315	2,683
Euronext NV	16,480	2,637
BSE, Ltd.	61,180	2,522
Lazard, Inc., Class A	59,767	2,507

11	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
East West Bancorp, Inc.	19,216	$2,481
RBL Bank, Ltd. (a)	628,233	2,466
Slide Insurance Holdings, Inc. (a)	126,068	2,442
Kinsale Capital Group, Inc.	7,225	2,383
Baldwin Insurance Group, Inc. (The), Class A (a)	82,301	2,188
GQG Partners, Inc. (CDI)	2,166,998	2,172
flatexDEGIRO SE	50,478	2,163
FactSet Research Systems, Inc.	9,260	2,131
L&T Finance, Ltd.	625,940	2,067
Optima bank SA	170,578	1,954
Remitly Global, Inc. (a)	82,897	1,858
Neptune Insurance Holdings, Inc. (a)	57,215	1,802
Norion Bank AB (a)	278,014	1,741
Stewart Information Services Corp.	25,483	1,682
Antin Infrastructure Partners SA	161,283	1,629
ASX, Ltd.	43,101	1,592
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	7,734	1,541
Evercore, Inc., Class A	4,431	1,513
EFG International AG	74,378	1,492
Trupanion, Inc. (a)	58,630	1,452
Accelerant Holdings, Class A (a)	123,330	1,445
Bolsa Mexicana de Valores, SAB de CV, Series A	719,937	1,435
Tikehau Capital SCA, non-registered shares (b)	73,858	1,398
Rasan Information Technology Co. (a)	31,794	1,309
Lincoln International, Inc., Class A (a)	53,400	1,275
Definity Financial Corp.	23,983	1,272
Asia Commercial Joint Stock Bank	1,465,471	1,266
Banco del Bajio, SA	374,190	1,209
Perella Weinberg Partners, Class A	72,993	1,165
Capitec Bank Holdings, Ltd.	3,986	1,155
Skyward Specialty Insurance Group, Inc. (a)	19,786	1,154
Kyoto Financial Group, Inc.	41,500	1,153
Aptus Value Housing Finance India, Ltd.	387,062	1,146
Towne Bank	31,367	1,137
iM Financial Group Co., Ltd.	101,764	1,109
Roko AB, Class B (a)	5,864	1,101
Capri Global Capital, Ltd. (a)	449,340	1,087
OneMain Holdings, Inc.	17,440	1,063
Patria Investments, Ltd., Class A	94,602	1,039
Marqeta, Inc., Class A (a)	244,047	991
Qualitas Controladora, SAB de CV	98,161	984
Sprott, Inc.	8,314	937
Netwealth Group, Ltd.	62,593	890
Bank of Hawaii Corp.	10,887	887
Qualitas, Ltd.	409,669	868
Regional, SAB de CV, Class A	112,967	866
Valiant Holding AG	4,280	851
Funding Circle Holdings PLC (a)	412,645	809
Ridgepost Capital, Inc., Class A	102,220	804
XP, Inc., Class A	44,032	716
PROG Holdings, Inc.	13,082	610
Warsaw Stock Exchange, Class B, non-registered shares	24,775	585
TMBThanachart Bank PCL, foreign registered shares	7,785,400	578
PB Fintech, Ltd. (a)	28,542	492
Linc AB (a)	66,637	489
Pine Labs, Ltd. (a)	269,872	448
TMX Group, Ltd.	12,260	401
AGI, Inc., Class A (a)	54,363	385
Central Depository Services (India), Ltd.	20,857	290
UP Fintech Holding, Ltd. (ADR) (a)	61,793	272

American Funds Insurance Series	12

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Generation Development Group, Ltd.	88,955	$221
WEX, Inc. (a)	1,400	198
Haci A–mer Sabanci Holding AS	55,667	117
Root, Inc., Class A (a)	2,011	112
		318,123

Consumer discretionary 10.30%
TopBuild Corp. (a)	39,790	14,107
Dollarama, Inc.	94,627	12,518
Wayfair, Inc., Class A (a)	110,427	10,206
Cavco Industries, Inc. (a)	15,237	9,361
Lottomatica Group SPA	321,962	8,939
Toll Brothers, Inc.	52,474	8,645
Ollies Bargain Outlet Holdings, Inc. (a)	105,925	8,143
CAVA Group, Inc. (a)	102,785	8,067
Games Workshop Group PLC	26,823	7,689
Tube Investments of India, Ltd.	229,561	7,414
Global-E Online, Ltd. (a)	196,337	6,819
Patrick Industries, Inc.	72,828	6,538
Wyndham Hotels & Resorts, Inc.	69,874	5,884
Brinker International, Inc. (a)	30,991	5,206
KB Home	80,583	5,044
Meritage Homes Corp.	54,251	4,549
B&M European Value Retail PLC	1,711,469	4,429
Wingstop, Inc.	23,678	4,106
Cairn Homes PLC (GBP denominated)	1,047,947	2,987
Cairn Homes PLC (EUR denominated)	312,690	883
Floor & Decor Holdings, Inc., Class A (a)	65,114	3,865
Inchcape PLC	374,539	3,832
Norwegian Cruise Line Holdings, Ltd. (a)	178,088	3,759
BRP, Inc.	61,078	3,731
Wynn Resorts, Ltd.	37,895	3,679
AUTO1 Group SE (a)	132,256	3,501
Century Communities, Inc.	42,406	3,039
Watches of Switzerland Group PLC (a)	321,445	3,026
Polaris, Inc.	43,001	2,943
Kontoor Brands, Inc.	34,397	2,867
Covista, Inc. (a)	22,634	2,822
Thor Industries, Inc.	37,079	2,787
Moncler SpA	47,317	2,745
Lennar Corp., Class A	28,518	2,581
tonies SE, Class A (a)	176,858	2,554
Light & Wonder, Inc. CHESS Depositary Interest (a)	32,340	2,487
Coats Group PLC	2,307,997	2,388
Dominos Pizza Enterprises, Ltd.	213,083	2,313
Nissan Motor Co., Ltd. (a)	1,245,500	2,312
Navan, Inc. (a)	99,066	2,266
Aditya Vision, Ltd.	324,384	2,257
Vibra Energia SA	381,036	2,206
Metaplanet, Inc. (a)(b)	1,759,900	2,163
Puuilo OYJ	102,947	2,114
Installed Building Products, Inc.	9,129	2,098
Brunello Cucinelli SpA	21,571	2,038
Pepkor Holdings, Ltd.	1,470,915	1,982
Champion Homes, Inc. (a)	21,719	1,914
Zensho Holdings Co., Ltd.	37,400	1,855
Liberty Live Holdings, Inc., Class C (a)	15,823	1,671
Texas Roadhouse, Inc.	8,484	1,639
ThredUp, Inc., Class A (a)	232,370	1,592

13	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Atour Lifestyle Holdings, Ltd., Class A (ADR)	49,666	$1,579
Darden Restaurants, Inc.	7,610	1,568
Versigent PLC (a)	36,803	1,546
Rusta AB	180,078	1,492
OneSpaWorld Holdings, Ltd.	51,127	1,444
Gap, Inc.	76,600	1,431
Zalando SE, non-registered shares (a)	48,722	1,412
Beazer Homes USA, Inc. (a)	46,551	1,306
Pattern Group, Inc., Class A (a)	49,081	1,236
Cartrade Tech, Ltd. (a)	41,868	1,198
Warby Parker, Inc., Class A (a)	38,262	1,161
Belrise Industries, Ltd.	454,491	1,149
Five Below, Inc. (a)	6,288	1,130
Valeo SA, non-registered shares	74,027	1,087
Guzman y Gomez, Ltd.	71,002	1,041
RH (a)	5,809	957
TCL Electronics Holdings, Ltd.	576,000	952
YETI Holdings, Inc. (a)	19,042	944
Evolution AB (a)	13,410	924
Savers Value Village, Inc. (a)	90,734	915
Entain PLC	123,114	914
Jumbo SA	34,595	888
AcadeMedia AB (publ)	84,773	881
Maruchiyo Yamaokaya Corp. (b)	41,900	876
Domino’s Pizza Group PLC	357,448	859
Groupe Dynamite, Inc.	22,492	849
Smartfit Escola de Ginastica e Danca SA	218,357	833
Grand Canyon Education, Inc. (a)	5,643	808
Musashi Seimitsu Industry Co., Ltd.	32,600	799
Amber Enterprises India, Ltd. (a)	9,425	756
Winnebago Industries, Inc.	23,862	745
Minth Group, Ltd.	206,700	701
Food & Life Cos., Ltd.	23,200	695
Zhejiang Weixing Industrial Development Co., Ltd., Class A	518,642	644
Bath & Body Works, Inc.	27,337	632
Physicswallah, Ltd. (a)	425,196	562
MIPS AB	15,232	406
Nien Made Enterprise Co., Ltd.	32,000	349
Yonex Co., Ltd.	24,400	348
JVCKENWOOD Corp.	45,100	315
MRF, Ltd.	204	277
Bright Horizons Family Solutions, Inc. (a)	3,608	256
DPC Dash, Ltd. (a)	60,200	226
		263,651

Health care 9.97%
Ionis Pharmaceuticals, Inc. (a)	143,357	11,367
Definium Therapeutics, Inc. (a)	209,315	9,846
NewAmsterdam Pharma Co. NV (a)	257,315	8,720
Ensign Group, Inc. (The)	53,743	8,615
Molina Healthcare, Inc. (a)	37,013	8,465
Krystal Biotech, Inc. (a)	20,497	7,618
Laurus Labs, Ltd.	443,980	7,161
Bio-Rad Laboratories, Inc., Class A (a)	24,221	7,112
Cytokinetics, Inc. (a)	82,241	7,006
Spyre Therapeutics, Inc. (a)	69,891	6,205
Xenon Pharmaceuticals, Inc. (a)	87,517	5,283
IDEAYA Biosciences, Inc. (a)	141,751	5,283
Rhythm Pharmaceuticals, Inc. (a)	46,405	5,152

American Funds Insurance Series	14

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bio-Techne Corp.	69,627	$4,919
Alignment Healthcare, Inc. (a)	202,744	4,827
Max Healthcare Institute, Ltd.	398,488	4,782
Asker Healthcare Group AB	569,200	4,626
Kymera Therapeutics, Inc. (a)	36,633	4,201
Ascendis Pharma AS (a)	15,585	4,157
Oruka Therapeutics, Inc. (a)	42,375	4,033
Rapport Therapeutics, Inc. (a)	94,007	3,917
Glaukos Corp. (a)	26,883	3,757
Sonida Senior Living, Inc. (a)	91,380	3,728
Addus HomeCare Corp. (a)	37,008	3,718
Hemab Therapeutics Holdings, Inc. (a)	97,333	3,575
Mirum Pharmaceuticals, Inc. (a)	30,410	3,560
Penumbra, Inc. (a)	11,231	3,546
Jazz Pharmaceuticals PLC (a)	13,607	3,279
InSilico Medicine Cayman TopCo (a)(b)	575,000	2,926
Natera, Inc. (a)	10,740	2,915
AbCellera Biologics, Inc. (a)(b)	359,753	2,824
CRISPR Therapeutics AG (a)(b)	48,103	2,624
BrightSpring Health Services, Inc. (a)	37,408	2,609
Guardant Health, Inc. (a)	17,066	2,560
Encompass Health Corp.	23,389	2,364
Classys, Inc.	77,772	2,353
Aster DM Healthcare, Ltd.	272,521	2,279
Kardigan, Inc. (a)	95,100	2,268
SAI Life Sciences, Ltd. (a)	166,806	2,178
Vimian Group AB (publ) (a)	710,509	2,140
BONESUPPORT Holding AB (a)	97,870	2,135
Insmed, Inc. (a)	19,656	2,096
Cosmo NV	25,334	2,088
Nanobiotix SA (a)	55,824	2,049
Innovent Biologics, Inc. (a)	195,500	1,992
Siegfried Holding AG	22,680	1,989
Vitrolife AB	218,643	1,979
ADMA Biologics, Inc. (a)	231,984	1,942
Ottobock SE & Co. KGaA	32,678	1,897
Denali Therapeutics, Inc. (a)	68,927	1,773
Generate Biomedicines, Inc. (a)(b)	103,973	1,754
Zenas Biopharma, Inc. (a)	68,912	1,749
Scholar Rock Holding Corp. (a)	31,657	1,741
Asahi Intecc Co., Ltd.	69,600	1,633
Camurus AB (a)	27,812	1,624
Teleflex, Inc.	12,790	1,621
10x Genomics, Inc., Class A (a)	40,731	1,562
Fisher & Paykel Healthcare Corp., Ltd.	70,396	1,557
Dr. Lal PathLabs, Ltd.	89,491	1,557
AddLife AB, Class B	91,037	1,535
J. B. Chemicals & Pharmaceuticals, Ltd.	62,989	1,530
Elanco Animal Health, Inc. (a)	58,305	1,435
Mineralys Therapeutics, Inc. (a)	53,147	1,434
BridgeBio Pharma, Inc. (a)	18,817	1,402
Zealand Pharma AS (a)	31,130	1,380
Genus PLC	47,875	1,365
Vaxcyte, Inc. (a)	22,073	1,283
Globus Medical, Inc., Class A (a)	16,112	1,273
Nurix Therapeutics, Inc. (a)	48,581	1,179
Gubra AS (a)	23,531	1,160
Legend Biotech Corp. (ADR) (a)	37,804	1,092
Alnylam Pharmaceuticals, Inc. (a)	3,608	1,086
IRhythm Holdings, Inc. (a)	9,037	1,075

15	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Granules India, Ltd.	108,587	$937
Inhibrx Biosciences, Inc. (a)	9,758	925
Strive, Inc. (a)	83,242	908
Waystar Holding Corp. (a)	39,246	806
Glenmark Pharmaceuticals, Ltd.	31,261	732
CONMED Corp.	22,341	731
Shanghai Conant Optical Co., Ltd., Class H	179,300	720
Insulet Corp. (a)	4,712	717
TransMedics Group, Inc. (a)	10,494	697
Duality Biotherapeutics, Inc. (a)	27,700	643
Vicore Pharma Holding AB (a)	468,214	609
Caris Life Sciences, Inc., Class A (a)	33,099	590
ARS Pharmaceuticals, Inc. (a)	72,743	583
Amplifon SpA	51,829	561
Indegene, Ltd. (a)	96,398	536
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	36,900	514
Biohaven, Ltd. (a)	31,370	467
Establishment Labs Holdings, Inc. (a)	4,979	427
Eikon Therapeutics, Inc. (a)	32,307	422
MapLight Therapeutics, Inc. (a)	11,341	406
Align Technology, Inc. (a)	2,025	342
Erasca, Inc. (a)	18,600	341
Nykode Therapeutics ASA (a)	489,237	159
		255,238

Materials 5.93%
Resonac Holdings Co., Ltd.	126,756	14,134
Lundin Mining Corp.	497,180	12,115
Knife River Corp. (a)	120,121	10,048
Celanese Corp.	173,946	8,002
Materion Corp.	26,457	7,868
Mitsui Kinzoku Co., Ltd.	25,500	6,828
SOL SpA	98,036	6,520
Sumitomo Bakelite Co., Ltd.	137,859	6,405
APL Apollo Tubes, Ltd.	333,693	6,351
Montage Gold Corp. (a)	486,185	5,530
Element Solutions, Inc.	106,350	5,078
SigmaRoc PLC (a)	2,472,077	4,197
Louisiana-Pacific Corp.	46,606	3,666
Dyno Nobel, Ltd.	1,132,309	3,081
Vicat SACA	41,204	2,996
Royal Gold, Inc.	14,863	2,967
Yamato Kogyo Co., Ltd.	39,000	2,931
Titan SA	49,142	2,923
Kansai Paint Co., Ltd.	173,000	2,831
Eldorado Gold Corp.	60,263	1,874
Eldorado Gold Corp. (CAD denominated)	27,439	854
Chugoku Marine Paints, Ltd.	114,900	2,366
James Hardie Industries PLC (a)	82,955	2,172
Warrior Met Coal, Inc.	24,408	1,981
Welspun Gujarat Stahl Rohren, Ltd.	118,620	1,913
Ramkrishna Forgings, Ltd.	307,696	1,845
Myers Industries, Inc.	48,918	1,727
Novagold Resources, Inc. (a)	281,810	1,682
Lundin Gold, Inc.	27,360	1,476
Aura Minerals, Inc.	22,975	1,446
Talon Metals Corp. (a)	334,640	1,331
Aperam SA	25,507	1,243
Hawkins, Inc.	7,852	1,116

American Funds Insurance Series	16

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Perpetua Resources Corp. (a)	50,343	$1,045
Cabot Corp.	11,367	1,032
G Mining Ventures Corp. (a)	32,645	956
Lumina Metals Corp. (a)	130,514	941
Hycroft Mining Holding Corp., Class A (a)	39,687	929
Iluka Resources, Ltd.	187,808	926
Acerinox, SA	50,230	881
USA Rare Earth, Inc., Class A (a)	39,250	847
Hill & Smith PLC	21,413	780
Umicore SA	33,216	775
Osaka Soda Co., Ltd.	64,600	756
Mosaic Co.	34,553	732
Mayr-Melnhof Karton AG, non-registered shares	7,040	613
thyssenkrupp AG	51,002	607
Century Aluminum Co. (a)	10,678	491
Syensqo SA	6,135	453
Arkema SA	6,883	434
OR Royalties, Inc.	13,077	414
Southern Cross Gold Consolidated, Ltd. (a)	60,372	374
Sibanye Stillwater, Ltd.	168,350	357
LunR Royalties Corp. (a)	5,713	76
		151,916

Consumer staples 2.35%
BBB Foods, Inc., Class A (a)	233,919	9,747
Raia Drogasil SA, ordinary nominative shares	1,907,743	6,212
Yamazaki Baking Co., Ltd.	264,600	5,213
Freshpet, Inc. (a)	81,334	4,808
Kotobuki Spirits Co., Ltd.	287,700	4,406
e.l.f. Beauty, Inc. (a)	54,551	4,037
Nissin Foods Holdings Co., Ltd.	159,209	2,731
Universal Robina Corp.	2,660,475	2,697
BJ’s Wholesale Club Holdings, Inc. (a)	29,652	2,586
Fever-Tree Drinks PLC	213,170	2,299
Emmi AG	1,586	1,729
Performance Food Group Co. (a)	15,000	1,677
Chefs Warehouse, Inc. (The) (a)	15,274	1,468
Barry Callebaut AG	924	1,281
Sprouts Farmers Market, Inc. (a)	13,994	1,184
Century Pacific Food, Inc.	2,243,300	1,136
Tilaknager Industries, Ltd. (a)	229,033	1,112
Shiseido Co., Ltd.	60,400	977
Celsius Holdings, Inc. (a)	30,896	905
Lion Corp.	82,100	866
Redcare Pharmacy NV, non-registered shares (a)(b)	10,755	810
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	321,601	712
United Spirits, Ltd.	43,106	617
AAK AB	23,168	547
PT Cisarua Mountain Dairy Tbk	1,460,800	365
		60,122

Energy 2.24%
Cactus, Inc., Class A	132,072	6,766
Weatherford International	73,414	5,983
Secure Waste Infrastructure Corp.	364,323	5,692
Viper Energy, Inc., Class A	91,732	3,889
CNX Resources Corp. (a)	113,380	3,847
Topaz Energy Corp.	173,011	3,633

17	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR) (a)	52,165	$3,328
Transocean, Ltd. (a)	637,568	3,118
Vallourec SA	130,988	3,058
Aegis Logistics, Ltd.	237,055	2,962
Ovintiv, Inc.	52,841	2,782
Strathcona Resources, Ltd.	58,546	1,555
DT Midstream, Inc.	9,832	1,443
WaterBridge Infrastructure, LLC, Class A	40,247	1,379
Headwater Exploration, Inc.	159,721	1,332
Noble Corp. PLC, Class A	29,364	1,095
TerraVest Industries, Inc.	12,264	1,004
Athabasca Oil Corp. (a)	124,549	898
Pason Systems, Inc.	94,663	823
Rockpoint Gas Storage, Inc.	37,704	781
Sable Offshore Corp. (a)	234,405	722
Great Eastern Shipping Co., Ltd. (The)	41,545	652
Friedrich Vorwerk Group SE	7,477	576
		57,318

Real estate 1.76%
Charter Hall Group REIT	522,549	8,309
Compass, Inc., Class A (a)	317,926	3,920
American Healthcare REIT, Inc.	74,903	3,906
Altus Group, Ltd.	87,250	2,772
Zillow Group, Inc., Class A (a)	70,845	2,222
Zillow Group, Inc., Class C, nonvoting shares (a)	7,379	233
Tritax Big Box REIT PLC REIT	1,107,941	2,373
Katitas Co., Ltd.	112,400	2,304
Four Corners Property Trust, Inc. REIT	93,439	2,294
Kasumigaseki Capital Co., Ltd. (b)	55,300	2,289
Phoenix Mills, Ltd. (The) (a)	86,067	1,778
International Workplace Group PLC	668,140	1,641
Godrej Properties, Ltd.	68,878	1,367
Mindspace Business Parks REIT	246,324	1,233
UMH Properties, Inc. REIT	78,742	1,192
Swedish Logistic Property AB, Class B (a)	244,120	945
Corp. Inmobiliaria Vesta, SAB de CV	262,657	902
Lodha Developers, Ltd.	88,073	894
Embassy Office Parks REIT	163,492	756
Fastighets AB Balder, Class B (a)	141,288	754
Prisma Properties AB (a)	276,411	661
Millrose Properties, Inc., Class A, REIT	15,140	455
StorageVault Canada, Inc.	133,172	437
RE / MAX Holdings, Inc., Class A (a)	42,069	415
Poly Property Services Co., Ltd., Class H	126,400	415
Colliers International Group, Inc.	3,078	289
Genova Property Group AB	61,100	227
		44,983

Communication services 1.33%
Nippon Television Holdings, Inc.	371,500	6,383
Stubhub Holdings, Inc., Class A (a)	311,357	4,007
New York Times Co., Class A	49,828	3,487
HFCL, Ltd. (a)	1,407,269	3,188
Trustpilot Group PLC (a)	605,861	2,088
Magnite, Inc. (a)	103,646	1,967
Kadokawa Corp.	89,900	1,914
Helios Towers PLC (a)	692,318	1,840

American Funds Insurance Series	18

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	165,809	$1,502
Indosat Tbk PT	11,537,886	1,124
Hacksaw AB	128,625	1,035
Zegona Communications PLC	47,543	1,004
Lionsgate Studios Corp. (a)	65,510	1,003
Telephone and Data Systems, Inc.	19,885	736
Snap, Inc., Class A, nonvoting shares (a)	146,103	649
MTN Group, Ltd.	41,202	573
Bharti Hexacom, Ltd.	23,799	373
Hemnet Group AB	46,717	355
Ovzon AB (a)	73,661	334
TIM SA	67,756	287
Baltic Classifieds Group PLC	64,844	162
		34,011

Utilities 1.20%
IDACORP, Inc.	65,538	9,916
Fervo Energy Co. (a)	185,339	5,417
Black Hills Corp.	48,140	3,582
Talen Energy Corp. (a)	9,318	3,581
Holding Co. ADMIE IPTO SA (a)	554,014	2,947
SembCorp Industries, Ltd.	448,400	2,208
Tokyo Electric Power Co. Holdings, Inc. (a)	346,600	983
Nippon Gas Co., Ltd.	53,610	946
Pennon Group PLC	148,736	918
Companhia de Saneamento de Minas Gerais COPASA MG	21,600	251
		30,749
Total common stocks (cost: $1,992,215,000)		2,491,627
Preferred securities 0.13%
Information technology 0.06%
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	450
		1,457

Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	114,332	1,155

Health care 0.02%
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(c)(d)	80,000	634
Total preferred securities (cost: $12,429,000)		3,246

19	American Funds Insurance Series

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Rights & warrants 0.00%	Shares	Value (000)
Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (a)(d)	22,778	$57
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(c)(d)	5,441	22
Total rights & warrants (cost: $57,000)		79
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.10%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD169	665
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	63	247
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (e)	614	1,556
Total convertible bonds & notes (cost: $818,000)		2,468
Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)	263	242
Total bonds, notes & other debt instruments (cost: $247,000)		242
Short-term securities 2.37%	Shares
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)(i)	606,249	60,619
Total short-term securities (cost: $60,619,000)		60,619
Total investment securities 99.95% (cost: $2,066,385,000)		2,558,281
Other assets less liabilities 0.05%		1,281
Net assets 100.00%		$2,559,562
Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)	$85,690	$649,260	$674,329	$6	$(8)	$60,619	$2,505
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (h)	13,810	(j )	13,810 (j)				— (k)
Total 2.37%				$6	$(8)	$60,619	$2,505

American Funds Insurance Series	20

SMALLCAP World Fund (continued) (formerly Global Small Capitalization Fund)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$4,207	$3,605	0.14%
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	— (l)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	— (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	— (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	— (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	— (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	— (l)
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(d)	5/21/2026	648	634	0.02
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(d)	5/21/2026	—	22	— (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	450	0.02
Total		$17,602	$5,935	0.23%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,000, which represented 0.07% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 6/30/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CVR = Contingent Value Rights
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

21	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.89%	Shares	Value (000)
Information technology 36.97%
Micron Technology, Inc.	2,415,300	$2,787,957
Broadcom, Inc.	6,912,918	2,611,355
NVIDIA Corp.	12,786,431	2,558,437
Microsoft Corp.	4,554,725	1,699,004
SK hynix, Inc.	608,772	1,074,066
Cloudflare, Inc., Class A (a)	3,603,033	883,752
Intel Corp. (a)	6,002,562	838,138
KLA Corp.	2,696,410	813,534
Shopify, Inc., Class A, subordinate voting shares (a)	7,012,767	800,718
Apple, Inc.	2,740,563	793,009
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	698,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	85,074
ASML Holding NV (ADR)	241,645	480,738
ASML Holding NV	20,370	40,399
Amphenol Corp., Class A	2,928,539	516,360
Cerebras Systems, Inc., Class A (a)(b)	2,241,975	495,476
Fair Isaac Corp. (a)	317,644	379,515
Strategy, Inc., Class A (a)	4,082,954	354,931
AppLovin Corp., Class A (a)	522,970	269,450
Constellation Software, Inc.	107,529	202,434
Cisco Systems, Inc.	1,682,760	197,657
First Solar, Inc. (a)	825,000	194,667
Cadence Design Systems, Inc. (a)	495,849	186,102
Akamai Technologies, Inc. (a)	1,565,005	184,999
Salesforce, Inc.	1,170,116	183,310
Coherent Corp. (a)	429,478	169,416
Applied Materials, Inc.	209,493	151,463
Western Digital Corp.	221,202	141,286
Fortinet, Inc. (a)	840,566	129,128
ARM Holdings PLC (ADR) (a)(b)	342,084	121,293
Aurora Innovation, Inc., Class A (a)	16,573,341	113,030
Tower Semiconductor, Ltd. (a)	354,244	92,330
MediaTek, Inc.	527,000	71,962
DocuSign, Inc. (a)	1,607,111	71,388
Anthropic, PBC (a)(c)(d)	117,063	68,951
Twilio, Inc., Class A (a)	296,164	61,108
MKS, Inc.	132,399	58,891
RingCentral, Inc., Class A	1,465,500	57,125
Klaviyo, Inc., Class A (a)	3,758,673	56,756
Hewlett Packard Enterprise Co.	1,234,850	55,704
Arista Networks, Inc. (a)	284,686	48,362
TTM Technologies, Inc. (a)	257,839	48,221
Seagate Technology Holdings PLC	48,130	46,445
SAP SE (ADR) (b)	299,926	46,222
Monday.com, Ltd. (a)	475,427	34,416
Intuit, Inc.	122,384	31,942
HubSpot, Inc. (a)	154,329	28,167
OpenAI Group PBC, Class A (a)(c)(d)	35,568	26,196
Quantinuum, Inc., Class A (a)	296,933	24,271
Palo Alto Networks, Inc. (a)	58,779	20,045
Oracle Corp.	136,572	20,015
Adobe, Inc. (a)	65,283	13,384
Stripe, LLC, Class B (a)(c)(d)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	9,382
		21,157,203

Communication services 14.48%
Meta Platforms, Inc., Class A	6,311,770	3,555,356
Alphabet, Inc., Class A	4,960,856	1,772,861
Alphabet, Inc., Class C	4,599,887	1,625,278

American Funds Insurance Series	22

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	9,387,225	$670,248
Live Nation Entertainment, Inc. (a)	1,743,785	319,304
Nintendo Co., Ltd.	2,700,000	113,385
ROBLOX Corp., Class A (a)	2,069,913	112,562
Space Exploration Technologies Corp., Class A (a)(b)	280,800	47,978
SoftBank Group Corp.	697,900	26,184
Walt Disney Co. (The)	232,680	22,395
Spotify Technology SA (a)	36,511	16,763
Stubhub Holdings, Inc., Class A (a)	289,405	3,725
		8,286,039

Consumer discretionary 13.21%
Tesla, Inc. (a)	7,508,443	3,158,051
Amazon.com, Inc. (a)	4,722,324	1,125,519
Royal Caribbean Cruises, Ltd.	1,656,650	526,036
D.R. Horton, Inc.	2,048,040	333,585
Chipotle Mexican Grill, Inc. (a)	8,477,527	288,236
DoorDash, Inc., Class A (a)	1,409,058	260,013
Carvana Co., Class A (a)	3,360,322	221,176
Burlington Stores, Inc. (a)	511,613	162,079
Aramark	2,630,003	149,647
NIKE, Inc., Class B	3,258,989	133,782
Wayfair, Inc., Class A (a)	1,406,061	129,948
Starbucks Corp.	1,268,058	129,583
Texas Roadhouse, Inc.	569,220	109,990
Rivian Automotive, Inc., Class A (a)	6,203,234	107,626
Norwegian Cruise Line Holdings, Ltd. (a)	3,869,261	81,680
LVMH Moet Hennessy-Louis Vuitton SE	146,734	81,257
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	67,568
Service Corp. International	848,647	64,463
Booking Holdings, Inc.	329,257	58,687
DraftKings, Inc., Class A (a)	2,092,335	52,852
CAVA Group, Inc. (a)	642,641	50,434
Five Below, Inc. (a)	252,000	45,307
TopBuild Corp. (a)	126,175	44,733
O’Reilly Automotive, Inc. (a)	456,591	42,047
Floor & Decor Holdings, Inc., Class A (a)	690,678	40,999
Yum! Brands, Inc.	246,744	39,445
AutoZone, Inc. (a)	7,911	25,283
Duolingo, Inc., Class A (a)	149,640	17,212
Marriott International, Inc., Class A	31,730	11,759
		7,558,997

Health care 9.19%
Eli Lilly and Co.	808,558	969,809
Vertex Pharmaceuticals, Inc. (a)	1,640,858	815,063
Intuitive Surgical, Inc. (a)	1,637,533	651,214
UnitedHealth Group, Inc.	895,392	372,152
Alnylam Pharmaceuticals, Inc. (a)	1,197,876	360,597
Moderna, Inc. (a)	4,620,700	323,588
Amgen, Inc.	731,698	264,962
Thermo Fisher Scientific, Inc.	358,747	179,861
HCA Healthcare, Inc.	401,243	156,441
Mettler-Toledo International, Inc. (a)	116,139	148,369
Guardant Health, Inc. (a)	968,653	145,327
Revolution Medicines, Inc. (a)	715,338	133,969
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,803
Ascendis Pharma AS (a)	465,007	124,027
Insmed, Inc. (a)	1,033,909	110,235

23	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	1,658,815	$93,010
Align Technology, Inc. (a)	448,957	75,721
Danaher Corp.	375,705	71,564
EssilorLuxottica SA	234,235	43,945
Illumina, Inc. (a)	132,789	23,348
CRISPR Therapeutics AG (a)(b)	334,619	18,250
Boston Scientific Corp. (a)	315,326	13,458
Regeneron Pharmaceuticals, Inc.	21,203	13,221
IQVIA Holdings, Inc. (a)	54,130	10,459
Molina Healthcare, Inc. (a)	39,600	9,057
		5,260,450

Industrials 8.00%
TransDigm Group, Inc.	631,711	841,464
General Electric Co.	1,033,757	386,346
FTAI Aviation, Ltd.	1,396,830	377,884
Deere & Co.	405,077	256,953
GE Vernova, Inc.	217,520	255,556
Quanta Services, Inc.	351,407	253,027
Uber Technologies, Inc. (a)	3,250,000	234,520
Rolls-Royce Holdings PLC	11,056,675	212,290
United Airlines Holdings, Inc. (a)	1,500,557	204,061
HEICO Corp.	459,138	163,540
Ingersoll-Rand, Inc.	1,819,754	149,202
Bombardier, Inc., Class B (a)	518,058	119,278
Willscot Holdings Corp., Class A	3,295,427	95,106
Airbus SE, non-registered shares	426,445	94,917
Casella Waste Systems, Inc., Class A (a)	962,515	93,335
Northrop Grumman Corp.	180,262	91,809
SPX Technologies, Inc. (a)	341,576	83,744
Boeing Co. (The) (a)	350,428	75,857
Loar Holdings, Inc. (a)	881,215	71,035
ITT, Inc.	343,000	67,832
Tetra Tech, Inc.	2,192,104	63,330
Innio NV (a)	1,560,063	61,700
Equifax, Inc.	381,825	60,603
XPO, Inc. (a)	235,096	48,263
Enerpac Tool Group Corp., Class A	924,087	33,138
Karman Holdings, Inc. (a)	640,000	31,949
Caterpillar, Inc.	27,009	28,762
Carrier Global Corp.	383,874	28,157
Trane Technologies PLC	46,472	22,825
Ryanair Holdings PLC (ADR)	327,479	21,204
ATI, Inc. (a)	101,401	19,986
Einride AB (a)(d)	891,139	7,708
Einride AB (ADR) (a)(d)(e)	706,403	6,111
Einride AB (EUR denominated) (a)(d)	247,783	2,143
Builders FirstSource, Inc. (a)	160,656	14,376
		4,578,011

Financials 6.00%
Visa, Inc., Class A	3,497,024	1,199,794
Affirm Holdings, Inc., Class A (a)	3,595,701	293,229
Rocket Companies, Inc., Class A (a)	15,420,633	242,875
Block, Inc., Class A (a)	2,701,637	205,324
KKR & Co., Inc.	1,923,398	176,530
Mastercard, Inc., Class A	306,365	157,349
Brookfield Corp., Class A	3,149,563	134,140
Toast, Inc., Class A (a)	4,355,512	121,170

American Funds Insurance Series	24

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,174,000	$107,697
Robinhood Markets, Inc., Class A (a)	904,392	90,693
Ares Management Corp., Class A (b)	724,614	80,657
Bank of America Corp.	1,333,972	76,010
Marsh & McLennan Cos., Inc.	407,044	67,842
Truist Financial Corp.	1,350,366	67,275
LPL Financial Holdings, Inc.	200,152	56,379
Coinbase Global, Inc., Class A (a)	300,000	43,857
Blackstone, Inc.	372,497	43,832
Blue Owl Capital, Inc., Class A	4,832,647	42,286
Brown & Brown, Inc.	554,083	35,544
Adyen NV (a)	36,700	34,274
Intercontinental Exchange, Inc.	208,719	25,695
Progressive Corp.	116,098	25,362
Kinsale Capital Group, Inc.	66,398	21,899
Capital One Financial Corp.	95,254	19,110
Aon PLC, Class A	57,337	19,018
East West Bancorp, Inc.	127,023	16,397
Tradeweb Markets, Inc., Class A	162,821	16,227
Apollo Asset Management, Inc.	84,584	10,007
		3,430,472

Consumer staples 2.08%
Performance Food Group Co. (a)	3,559,500	397,916
Costco Wholesale Corp.	303,405	283,826
Philip Morris International, Inc.	1,376,564	249,034
Bunge Global SA	679,809	72,556
Walmart, Inc.	608,641	68,935
Church & Dwight Co., Inc.	600,863	58,212
Dollar Tree Stores, Inc. (a)	326,400	39,478
Estee Lauder Cos., Inc. (The), Class A	223,659	17,658
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	4,743
		1,192,358

Energy 2.05%
EOG Resources, Inc.	1,799,859	233,496
Baker Hughes Co., Class A	3,223,100	178,882
Diamondback Energy, Inc.	776,564	136,504
TechnipFMC PLC	2,000,000	132,600
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	6,155,014	99,465
Viper Energy, Inc., Class A	2,161,945	91,666
ConocoPhillips	535,729	55,694
Cenovus Energy, Inc. (CAD denominated)	2,109,895	52,351
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	43,021
EQT Corp.	775,751	41,247
TotalEnergies SE (EUR denominated)	529,855	41,160
Tourmaline Oil Corp.	596,759	24,952
SLB, Ltd.	470,914	21,893
Permian Resources Corp., Class A	1,076,571	19,820
		1,172,751

Materials 2.01%
Grupo Mexico, SAB de CV, Series B	19,156,155	217,156
Wheaton Precious Metals Corp.	1,342,716	150,814
Glencore PLC	20,275,000	138,289
Albemarle Corp.	1,016,415	137,247
Royal Gold, Inc.	551,247	110,034
Barrick Mining Corp.	2,164,485	79,502

25	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Franco-Nevada Corp. (CAD denominated)	323,280	$67,455
Vale SA (ADR), ordinary nominative shares	4,088,829	61,496
CF Industries Holdings, Inc.	493,512	53,428
Southern Copper Corp.	265,019	46,182
First Quantum Minerals, Ltd. (a)	1,292,568	35,307
Linde PLC	61,350	31,837
Corteva, Inc.	275,599	23,340
		1,152,087

Real estate 1.32%
Welltower, Inc. REIT	2,385,661	541,474
CoStar Group, Inc. (a)	2,858,168	80,943
Zillow Group, Inc., Class C, nonvoting shares (a)	2,085,448	65,733
American Tower Corp. REIT	400,000	65,428
		753,578

Utilities 0.58%
Constellation Energy Corp.	904,943	224,760
Vistra Corp.	455,512	72,258
Southern Co. (The)	357,034	34,172
		331,190
Total common stocks (cost: $23,260,483,000)		54,873,136
Preferred securities 1.84%
Information technology 1.84%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	752,374	443,156
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	361,529
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	174,091
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	3,317
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	43,470
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,761
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	301,845	25,615
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,690
Total preferred securities (cost: $397,219,000)		1,055,629
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.14%
Information technology 0.14%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	73,144	53,871
OpenAI Group PBC, Class C, convertible preferred shares (c)(d)	34,884	25,692
Total convertible stocks (cost: $37,730,000)		79,563

American Funds Insurance Series	26

Growth Fund (continued)
Short-term securities 2.17%	Shares	Value (000)
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)(h)	12,411,333	$1,241,009
Total short-term securities (cost: $1,241,013,000)		1,241,009
Total investment securities 100.04% (cost: $24,936,445,000)		57,249,337
Other assets less liabilities (0.04)%		(24,537)
Net assets 100.00%		$57,224,800
Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.17%
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)	$1,303,602	$4,172,172	$4,234,527	$20	$(258)	$1,241,009	$32,011
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026-2/12/2026	$194,967	$443,156	0.78%
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	361,529	0.63
Anthropic, PBC (a)(c)	3/26/2026	30,335	68,951	0.12
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	55,637	174,091	0.30
Stripe, LLC, Class B (a)(c)	5/6/2021	6,766	10,622	0.02
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	3,317	0.01
OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	13,741	53,871	0.09
OpenAI Group PBC, Class A (a)(c)	10/28/2025	15,294	26,196	0.05
OpenAI Group PBC, Class C, convertible preferred shares (c)	3/31/2026	23,989	25,692	0.04
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	43,470	0.08
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,761	— (i)
Einride AB (a)	7/14/2025	9,617	7,708	0.01
Einride AB (ADR) (a)(e)	6/9/2026	6,554	6,111	0.01
Einride AB (EUR denominated) (a)	2/1/2023	2,674	2,143	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,690	— (i)
Total		$500,255	$1,236,051	2.16%

27	American Funds Insurance Series

Growth Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,854,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	28

EUPAC Fund (formerly International Fund)
Investment portfolio June 30, 2026unaudited

Common stocks 95.86%	Shares	Value (000)
Information technology 23.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,354,618	$564,751
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	85,713	40,934
SK hynix, Inc.	220,040	388,220
ASML Holding NV	92,146	182,748
Samsung Electronics Co., Ltd.	432,999	94,661
Tokyo Electron, Ltd.	154,929	74,923
SAP SE	393,630	60,282
ARM Holdings PLC (ADR) (a)(b)	105,673	37,468
Kioxia Holdings Corp. (a)	61,300	34,803
Shopify, Inc., Class A, subordinate voting shares (a)	255,469	29,169
NEC Corp.	1,065,200	25,859
Keyence Corp.	50,500	25,443
Murata Manufacturing Co., Ltd.	314,900	22,695
Fujitsu, Ltd.	1,126,600	22,483
Delta Electronics, Inc.	349,000	21,601
Halma PLC	386,784	20,207
MediaTek, Inc.	143,000	19,527
Disco Corp.	33,900	17,229
Baidu, Inc., Class A (a)	1,044,850	14,879
Zhongji Innolight Co., Ltd., Class A	49,500	9,361
Kokusai Electric Corp.	125,200	8,548
Elite Material Co., Ltd.	49,000	8,385
Infineon Technologies AG	89,716	8,376
TDK Corp.	366,200	8,180
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Telefonaktiebolaget LM Ericsson, Class B	690,989	7,713
Advantest Corp.	37,700	7,663
eMemory Technology, Inc.	63,000	5,837
Accton Technology Corp.	56,000	4,428
LITE-ON Technology Corp.	395,000	2,777
Xiaomi Corp., Class B (a)	676,000	1,875
Nokia Corp.	116,485	1,542
OBIC Co., Ltd.	53,200	1,247
Lenovo Group, Ltd.	344,000	1,028
Nemetschek SE	8,239	498
		1,783,273

Industrials 17.46%
Airbus SE, non-registered shares	428,775	95,435
Rolls-Royce Holdings PLC	3,669,620	70,457
Safran SA	171,200	67,686
Vestas Wind Systems AS	2,091,272	59,086
Bombardier, Inc., Class B (a)	254,083	58,500
Recruit Holdings Co., Ltd.	817,305	56,892
Siemens AG	168,203	54,049
International Consolidated Airlines Group SA (CDI)	8,511,812	54,010
Hitachi, Ltd.	1,640,906	45,600
Prysmian SpA	248,871	41,807
Kingspan Group PLC	392,015	35,857
Deutsche Post AG	546,451	33,158
Schneider Electric SE	92,115	30,221
Techtronic Industries Co., Ltd.	1,755,050	29,300
Deutsche Lufthansa AG	2,547,925	29,153
MTU Aero Engines AG	66,580	27,692
BAE Systems PLC	1,054,616	25,800
ABB, Ltd.	232,009	25,173
DSV A/S	102,769	24,396
Ryanair Holdings PLC (ADR)	222,067	14,379
Ryanair Holdings PLC	303,855	9,513

29	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Taisei Corp.	258,500	$22,910
Trane Technologies PLC	40,463	19,874
Sunbelt Rentals Holdings, Inc. (CDI)	256,005	18,684
Mitsui & Co., Ltd.	649,900	18,101
Adani Ports & Special Economic Zone, Ltd.	926,379	17,822
Rentokil Initial PLC	3,010,851	17,046
Contemporary Amperex Technology Co., Ltd., Class A	285,100	16,576
Hanwha Aerospace Co., Ltd.	25,341	16,323
Marubeni Corp.	531,100	15,466
Leonardo SpA	254,930	13,671
Kubota Corp.	717,100	12,005
Innio NV (a)	303,400	11,999
Larsen & Toubro, Ltd.	252,037	11,102
Volvo AB, Class B	315,253	10,718
Fujikura, Ltd.	259,800	10,085
Rheinmetall AG, non-registered shares	8,751	9,905
WEG SA	968,554	8,801
Compagnie de Saint-Gobain SA, non-registered shares	97,195	8,800
Melrose Industries PLC	1,393,906	8,790
Vinci SA	59,771	8,742
Daikin Industries, Ltd.	56,600	8,597
Siemens Energy AG	43,727	8,287
Mitsubishi Heavy Industries, Ltd.	360,900	8,217
Nordex SE, non-registered shares (a)	153,324	8,095
RELX PLC	254,412	8,013
Bouygues SA	141,551	7,898
Weichai Power Co., Ltd., Class A	1,819,200	7,379
Legrand SA	39,984	6,749
Saab AB, Class B	129,170	6,701
Mitsubishi Electric Corp.	174,700	6,406
Babcock International Group PLC	497,559	6,284
IHI Corp.	362,887	6,132
Diploma PLC	62,396	5,905
Thales SA	18,953	4,869
Komatsu, Ltd.	121,200	4,744
Weir Group PLC (The)	147,028	4,692
ITOCHU Corp.	396,800	4,563
Kandenko Co., Ltd.	108,000	4,516
Sungrow Power Supply Co., Ltd., Class A	192,300	4,507
Shenzhen Inovance Technology Co., Ltd., Class A	453,900	4,457
Singapore Technologies Engineering, Ltd.	537,502	4,337
Mitsubishi Corp.	141,700	3,812
Epiroc AB, Class A	113,652	3,118
AtkinsRealis Group, Inc.	39,865	2,476
Rumo SA	950,518	2,473
Aselsan Elektronik Sanayi ve Ticaret AS	321,199	2,375
SECOM Co., Ltd.	56,600	2,249
SGH, Ltd.	66,014	2,142
Kawasaki Heavy Industries, Ltd.	101,500	1,849
Localiza Rent a Car SA, ordinary nominative shares	219,789	1,769
ASSA ABLOY AB, Class B	44,409	1,569
Bureau Veritas SA	50,807	1,556
Ebara Corp.	37,700	1,478
Didi Global, Inc. (ADR) (a)	315,205	1,056
Randstad NV, non-registered shares (b)	15,826	456
		1,325,310

Financials 16.05%
UniCredit SpA	1,194,449	106,864

American Funds Insurance Series	30

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mizuho Financial Group, Inc.	1,081,900	$51,952
KB Financial Group, Inc.	474,225	48,766
AIA Group, Ltd.	5,087,146	46,659
Banco Bilbao Vizcaya Argentaria SA	1,798,832	45,126
3i Group PLC	1,252,006	41,321
BNP Paribas SA	307,126	35,896
Erste Group Bank AG	259,294	34,738
Japan Post Bank Co., Ltd.	1,820,100	34,671
Skandinaviska Enskilda Banken AB, Class A	1,701,731	33,869
Banco Santander SA	2,139,198	29,594
Brookfield Corp., Class A	563,387	23,995
Brookfield Corp., Class A (CAD denominated)	129,002	5,504
Resona Holdings, Inc.	2,216,300	28,907
NatWest Group PLC	3,256,223	28,700
BAWAG Group AG	142,874	28,646
Standard Chartered PLC (GBP denominated)	1,055,156	28,600
Shinhan Financial Group Co., Ltd.	431,736	26,752
HSBC Holdings PLC (GBP denominated)	1,126,003	21,389
HSBC Holdings PLC (HKD denominated)	212,400	4,037
ING Groep NV	780,379	24,689
FinecoBank SpA	911,677	22,872
Hana Financial Group, Inc.	273,712	20,287
Aviva PLC	2,311,081	19,940
Munchener Ruckversicherungs-Gesellschaft AG	35,614	19,881
Nu Holdings, Ltd., Class A (a)	1,459,985	19,505
ICICI Bank, Ltd.	1,288,165	18,761
Axis Bank, Ltd.	1,286,269	18,409
Aon PLC, Class A	54,695	18,142
Kotak Mahindra Bank, Ltd.	4,031,346	16,752
State Bank of India	1,447,442	15,835
Adyen NV (a)	16,916	15,798
MS&AD Insurance Group Holdings, Inc.	562,200	14,683
Tokio Marine Holdings, Inc.	322,900	14,298
Deutsche Boerse AG	52,273	14,264
ICG PLC	600,000	13,451
Abu Dhabi Commercial Bank PJSC	3,348,382	13,240
Banco Comercial Portugues, SA	9,487,326	11,231
T&D Holdings, Inc.	361,000	10,694
OTP Bank PLC	67,861	10,028
Great-West Lifeco, Inc.	143,004	9,112
BPER Banca SpA	563,044	8,838
CVC Capital Partners PLC	573,148	8,329
CaixaBank SA, non-registered shares	584,772	8,300
Wise Group PLC, Class A (CDI) (a)	633,063	7,597
Wise Group PLC, Class A (a)	33,100	394
Abu Dhabi Islamic Bank PJSC	1,413,440	7,946
Bank Central Asia Tbk PT	25,394,300	7,909
PICC Property and Casualty Co., Ltd., Class H	4,184,000	7,677
KBC Groep NV	54,938	7,494
Banco BPM SpA	403,856	6,975
DBS Group Holdings, Ltd.	137,500	6,947
AXA SA	133,294	6,680
Danske Bank AS	114,617	6,149
ABN AMRO Bank NV (FDR)	138,972	5,911
UBS Group AG	117,618	5,827
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	9,564,000	5,739
Banco BTG Pactual SA, units	527,172	5,524
Grupo Financiero Banorte, SAB de CV, Series O	515,963	5,446
Eurobank SA	1,130,621	5,403
Bajaj Finance, Ltd.	424,012	4,528

31	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	27,506	$4,400
Capitec Bank Holdings, Ltd.	14,612	4,234
London Stock Exchange Group PLC	36,741	3,978
Hiscox, Ltd.	141,292	3,462
Credicorp, Ltd.	8,068	3,143
Canadian Imperial Bank of Commerce (CAD denominated)	26,414	3,042
Allianz SE	6,368	3,014
Hong Kong Exchanges and Clearing, Ltd.	49,300	2,291
Cholamandalam Investment and Finance Co., Ltd.	119,261	2,269
Deutsche Bank AG	63,905	2,164
Saudi National Bank (The)	191,307	1,970
Samsung Fire & Marine Insurance Co., Ltd.	4,431	1,774
Intact Financial Corp.	6,663	1,375
Sampo Oyj, Class A	113,892	1,197
Poste Italiane SpA	34,067	1,114
Shriram Finance, Ltd.	97,780	1,089
		1,217,987

Materials 9.65%
First Quantum Minerals, Ltd. (a)	2,850,045	77,850
Vale SA (ADR), ordinary nominative shares	2,504,582	37,669
Vale SA, ordinary nominative shares	2,359,721	35,599
Grupo Mexico, SAB de CV, Series B	5,161,497	58,511
Lundin Mining Corp.	2,365,643	57,646
Barrick Mining Corp. (CAD denominated)	901,928	33,164
Barrick Mining Corp.	335,740	12,332
BASF SE	797,654	42,639
Agnico Eagle Mines, Ltd. (CAD denominated)	231,044	35,898
Heidelberg Materials AG, non-registered shares	177,460	33,852
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	28,791
Ivanhoe Mines, Ltd., Class A (a)	16,355	128
Glencore PLC	4,174,287	28,471
Anglo American PLC	527,744	25,848
Resonac Holdings Co., Ltd.	185,100	20,640
ArcelorMittal SA	309,069	18,584
Nutrien, Ltd. (CAD denominated)	171,043	10,776
Nutrien, Ltd.	90,410	5,691
Shin-Etsu Chemical Co., Ltd.	339,264	14,794
Syensqo SA	173,301	12,797
Valterra Platinum, Ltd. (GBP denominated)	172,845	11,638
Valterra Platinum, Ltd. (ZAR denominated)	8,518	571
Antofagasta PLC	227,774	11,569
Mitsui Kinzoku Co., Ltd.	41,800	11,193
CRH PLC	93,559	10,011
Amcor PLC	202,474	8,777
JX Advanced Metals Corp.	286,500	7,925
Mitsubishi Chemical Group Corp.	1,126,800	7,829
Pan American Silver Corp.	151,512	6,786
Air Liquide SA	33,198	6,574
Saudi Basic Industries Corp., non-registered shares	417,710	5,732
Anhui Conch Cement Co., Ltd., Class H	2,578,000	5,524
Buzzi SpA	103,547	5,301
LG Chem, Ltd.	28,043	5,094
Baoshan Iron & Steel Co., Ltd., Class A	5,726,000	4,591
Wheaton Precious Metals Corp.	39,785	4,469
KGHM Polska Miedz SA	49,661	4,384
Smurfit Westrock PLC	85,624	3,961
Sumitomo Metal Mining Co., Ltd.	79,700	3,725
Nippon Sanso Holdings Corp.	96,775	3,571

American Funds Insurance Series	32

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	18,033	$3,142
Impala Platinum Holdings, Ltd.	176,284	1,844
Zijin Mining Group Co., Ltd., Class A	470,400	1,747
Akzo Nobel NV	23,969	1,626
Linde PLC	3,131	1,625
MMG, Ltd. (a)	1,652,000	1,475
		732,364

Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	31,538	53,532
Compagnie Financiere Richemont SA, Class A	181,497	42,116
Amadeus IT Group SA, Class A, non-registered shares	561,934	32,272
Alibaba Group Holding, Ltd.	1,955,800	23,366
Alibaba Group Holding, Ltd. (ADR)	26,002	2,495
Industria de Diseno Textil SA	409,413	25,803
Midea Group Co., Ltd., Class A	1,979,788	22,027
Ryohin Keikaku Co., Ltd.	922,283	20,149
InterContinental Hotels Group PLC	111,867	19,295
Compagnie Generale des Etablissements Michelin	490,532	18,947
LVMH Moet Hennessy-Louis Vuitton SE	33,399	18,495
Flutter Entertainment PLC (a)	179,377	18,327
Fast Retailing Co., Ltd.	34,500	17,644
Nitori Holdings Co., Ltd.	1,096,900	16,303
Moncler SpA	232,721	13,503
H World Group, Ltd. (ADR)	256,221	10,690
Sea, Ltd., Class A (ADR) (a)	109,330	10,477
Kering SA	36,198	10,293
Sony Group Corp.	507,800	10,183
Zensho Holdings Co., Ltd.	168,202	8,345
Barratt Redrow PLC	2,231,760	8,328
Maruti Suzuki India, Ltd.	54,441	8,144
Trip.com Group, Ltd. (ADR) (a)	190,135	7,575
Trip.com Group, Ltd. (a)	5,800	230
Mercedes-Benz Group AG	153,906	7,725
Hyundai Motor Co.	23,814	7,668
Compass Group PLC	236,853	7,653
Dollarama, Inc.	51,921	6,869
Panasonic Holdings Corp.	200,050	5,617
PDD Holdings, Inc. (ADR) (a)	72,655	5,542
Ferrari NV (EUR denominated)	14,859	5,507
BYD Co., Ltd., Class H	588,400	5,449
Toyota Motor Corp.	307,000	5,148
Honda Motor Co., Ltd.	523,500	4,742
Li Ning Co., Ltd.	2,511,000	4,734
Aristocrat Leisure, Ltd.	110,291	4,699
Sumitomo Electric Industries, Ltd.	239,600	4,423
Booking Holdings, Inc.	23,480	4,185
Shenzhou International Group Holdings, Ltd.	703,700	3,544
Prosus NV, Class N	72,806	3,164
NEXT PLC	13,587	2,622
Gildan Activewear, Inc.	46,952	2,421
Shimano, Inc.	20,600	2,200
Hyundai Mobis Co., Ltd.	4,744	1,543
Stellantis NV (a)	241,504	1,374
Galaxy Entertainment Group, Ltd.	331,922	1,250
ASICS Corp.	45,700	1,243
Coupang, Inc., Class A (a)	60,335	1,048
Fuyao Glass Industry Group Co., Ltd., Class A	127,100	947

33	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Meituan, Class B (a)	92,800	$818
Laopu Gold Co., Ltd., Class H (b)	9,500	423
Metaplanet, Inc. (a)	208,800	257
		521,354

Health care 5.92%
AstraZeneca PLC (GBP denominated)	531,746	99,478
Novo Nordisk AS, Class B	1,946,503	93,383
Argenx SE (ADR) (a)	55,114	51,133
Argenx SE, non-registered shares (a)	27,232	25,261
EssilorLuxottica SA	165,782	31,103
Fresenius SE & Co. KGaA	669,349	30,567
Roche Holding AG, nonvoting shares	48,761	20,071
Chugai Pharmaceutical Co., Ltd.	330,400	15,297
Siemens Healthineers AG	289,667	11,320
Innovent Biologics, Inc. (a)	1,089,500	11,104
BeOne Medicines, Ltd. (ADR) (a)	37,991	10,826
Sandoz Group AG	92,417	8,352
Takeda Pharmaceutical Co., Ltd.	254,500	8,035
Haleon PLC	1,436,068	6,627
Bayer AG	102,203	5,650
WuXi AppTec Co., Ltd., Class H	240,500	4,729
Zealand Pharma AS (a)	99,698	4,420
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	452,800	3,350
Eurofins Scientific SE, non-registered shares	26,291	2,061
Koninklijke Philips NV	56,632	1,539
Asahi Intecc Co., Ltd.	59,800	1,403
Daiichi Sankyo Co., Ltd.	75,989	1,219
Rede D’Or Sao Luiz SA	167,660	1,127
Max Healthcare Institute, Ltd.	89,005	1,068
		449,123

Communication services 4.66%
SoftBank Group Corp.	3,750,036	140,693
Tencent Holdings, Ltd.	949,533	52,328
NetEase, Inc.	1,185,116	30,504
Orange	1,371,514	25,870
Bharti Airtel, Ltd.	1,012,993	19,852
BT Group PLC	7,121,426	17,959
Spotify Technology SA (a)	34,876	16,013
Nintendo Co., Ltd.	368,548	15,477
Singapore Telecommunications, Ltd.	3,396,000	11,637
MTN Group, Ltd.	620,681	8,639
Publicis Groupe SA	72,805	7,196
Millicom International Cellular SA	33,204	3,014
Advanced Info Service PCL, foreign registered shares	145,900	1,620
Swisscom AG	1,787	1,379
Deutsche Telekom AG	45,877	1,250
		353,431

Consumer staples 3.85%
Nestle SA	490,329	50,354
British American Tobacco PLC	799,957	49,340
Ajinomoto Co., Inc.	993,116	36,127
Philip Morris International, Inc.	191,086	34,569
L’Oreal SA, non-registered shares	46,617	20,452

American Funds Insurance Series	34

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	531,913	$19,667
Anheuser-Busch InBev SA/NV	231,248	19,066
Danone SA	221,065	18,130
KT&G Corp.	111,293	12,206
Diageo PLC	446,169	8,968
Avenue Supermarts, Ltd. (a)	158,990	7,397
Carlsberg A/S, Class B	40,827	5,357
Shiseido Co., Ltd.	246,200	3,981
Marks and Spencer Group PLC	657,129	3,244
JBS NV (BDR)	161,514	1,904
Kweichow Moutai Co., Ltd., Class A	7,711	1,346
		292,108

Utilities 3.74%
SSE PLC	1,966,995	63,572
Engie SA	1,785,895	56,312
RWE AG	426,058	27,603
Iberdrola SA, non-registered shares	972,716	24,277
E.ON SE	986,134	20,346
Public Power Corp. SA (a)	599,261	15,775
Kansai Electric Power Co., Inc.	1,089,188	15,308
Gulf Development PCL, foreign registered shares	6,946,415	12,972
Adani Green Energy, Ltd. (a)	703,969	11,194
Enel SpA	728,931	8,375
Veolia Environnement SA	195,836	8,157
Orsted AS (a)	354,308	7,966
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	961,169	5,519
Snam SpA	708,252	5,098
National Grid PLC	101,928	1,687
		284,161

Energy 3.72%
Cenovus Energy, Inc. (CAD denominated)	3,913,106	97,093
Cenovus Energy, Inc.	153,638	3,812
Shell PLC (GBP denominated)	695,896	26,955
Shell PLC (EUR denominated)	447,510	17,290
Canadian Natural Resources, Ltd. (CAD denominated)	911,298	36,060
Canadian Natural Resources, Ltd.	631	25
TotalEnergies SE (EUR denominated)	427,519	33,210
Tourmaline Oil Corp.	340,397	14,233
Reliance Industries, Ltd.	842,563	11,597
SLB, Ltd.	231,150	10,746
Equinor ASA	322,996	10,149
Santos, Ltd.	1,692,175	8,401
Neste OYJ	199,187	6,475
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	381,670	6,168
Subsea 7 SA (a)	8,458	289
		282,503

Real estate 0.44%
China Resources Land, Ltd.	2,481,500	9,528
Mitsubishi Estate Co., Ltd.	276,900	7,048

35	American Funds Insurance Series

EUPAC Fund (continued) (formerly International Fund)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd.	2,113,000	$6,705
Sun Hung Kai Properties, Ltd.	426,000	6,139
Goodman Logistics (HK), Ltd. REIT	175,916	3,814
		33,234
Total common stocks (cost: $5,421,426,000)		7,274,848
Preferred securities 0.24%
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	180,864	8,994

Financials 0.11%
Itau Unibanco Holding SA, preferred nominative shares	1,077,587	8,805

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $15,881,000)		18,525
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)(g)	2,695,668	269,540
Total short-term securities (cost: $269,550,000)		269,540
Total investment securities 99.65% (cost: $5,706,857,000)		7,562,913
Other assets less liabilities 0.35%		26,478
Net assets 100.00%		$7,589,391
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)	$122,775	$1,246,660	$1,099,860	$(6)	$(29)	$269,540	$4,562

American Funds Insurance Series	36

EUPAC Fund (continued) (formerly International Fund)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$28,791	0.38%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	7,933	0.10
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	— (h)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	— (h)
Total		$41,929	$37,450	0.49%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

37	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.15%	Shares	Value (000)
Information technology 34.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,889,269	$452,229
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,990	21,486
SK hynix, Inc.	177,703	313,524
Samsung Electronics Co., Ltd.	550,762	120,406
Broadcom, Inc.	187,359	70,775
NVIDIA Corp.	328,112	65,652
ASML Holding NV	21,859	43,352
ASML Holding NV (ADR)	4,935	9,818
MediaTek, Inc.	371,934	50,788
Microsoft Corp.	101,665	37,923
Tokyo Electron, Ltd.	78,300	37,865
KLA Corp.	112,273	33,874
Delta Electronics, Inc.	435,000	26,924
Corning, Inc.	101,167	25,841
Baidu, Inc., Class A (a)	1,578,650	22,480
Elite Material Co., Ltd.	125,800	21,528
Accton Technology Corp.	230,000	18,187
Zhongji Innolight Co., Ltd., Class A	91,059	17,220
NAURA Technology Group Co., Ltd., Class A	125,200	16,424
Murata Manufacturing Co., Ltd.	192,300	13,859
Micron Technology, Inc.	10,766	12,427
Cloudflare, Inc., Class A (a)	47,709	11,702
Apple, Inc.	32,803	9,492
eMemory Technology, Inc.	100,000	9,265
ASE Technology Holding Co., Ltd.	370,000	7,990
Lenovo Group, Ltd.	2,664,000	7,959
Applied Materials, Inc.	10,571	7,643
Kokusai Electric Corp.	108,200	7,388
Seagate Technology Holdings PLC	7,646	7,378
Intel Corp. (a)	46,643	6,513
Keyence Corp.	11,100	5,592
Xiaomi Corp., Class B (a)	1,869,200	5,183
Jentech Precision Industrial Co., Ltd.	46,000	4,998
Synopsys, Inc. (a)	10,151	4,528
TDK Corp.	187,000	4,177
Capgemini SE	38,943	3,917
Credo Technology Group Holding, Ltd. (a)	13,641	3,710
Western Digital Corp.	5,308	3,390
Coherent Corp. (a)	7,914	3,122
Oracle Corp.	19,168	2,809
Tata Consultancy Services, Ltd.	95,579	2,061
LITE-ON Technology Corp.	287,000	2,018
SAP SE	6,870	1,052
SAP SE (ADR) (b)	4,188	646
International Business Machines Corp.	5,925	1,666
Teradyne, Inc.	2,759	1,335
Disco Corp.	2,100	1,067
Chroma ATE, Inc.	12,000	823
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	634
Globant SA (a)	7,718	223
		1,560,863

Financials 14.01%
Banco Bilbao Vizcaya Argentaria SA	1,700,344	42,655
Samsung Life Insurance Co., Ltd.	108,886	28,425
Nu Holdings, Ltd., Class A (a)	2,045,122	27,323
Capitec Bank Holdings, Ltd.	72,370	20,969
Abu Dhabi Islamic Bank PJSC	3,624,127	20,373
Hana Financial Group, Inc.	220,863	16,370
AIA Group, Ltd.	1,767,800	16,214

American Funds Insurance Series	38

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Shriram Finance, Ltd.	1,420,743	$15,829
Emirates NBD Bank PJSC	1,826,809	14,771
Standard Chartered PLC (GBP denominated)	544,246	14,752
PICC Property and Casualty Co., Ltd., Class H	8,038,947	14,750
Mastercard, Inc., Class A	28,710	14,745
ICICI Bank, Ltd.	1,010,331	14,714
Bajaj Finance, Ltd.	1,377,203	14,706
Eurobank SA	3,015,859	14,412
KB Financial Group, Inc.	132,515	13,627
Abu Dhabi Commercial Bank PJSC	3,434,540	13,581
UniCredit SpA	149,212	13,350
Shinhan Financial Group Co., Ltd.	199,898	12,386
3i Group PLC	373,135	12,315
XP, Inc., Class A	707,765	11,508
PKO Bank Polski SA, Class C	416,767	11,437
Discovery, Ltd.	694,650	11,222
Saudi National Bank (The)	1,081,238	11,134
Banco Santander SA	755,691	10,454
Axis Bank, Ltd.	728,189	10,422
HSBC Holdings PLC (GBP denominated)	330,431	6,277
HSBC Holdings PLC (HKD denominated)	200,400	3,809
Banco BTG Pactual SA, units	956,876	10,026
Aon PLC, Class A	29,648	9,834
Credicorp, Ltd.	24,926	9,711
BSE, Ltd.	220,810	9,101
OTP Bank PLC	58,589	8,658
National Bank of Greece SA	490,673	8,485
FirstRand, Ltd.	1,318,313	7,819
Cholamandalam Investment and Finance Co., Ltd.	402,351	7,655
Yapi ve Kredi Bankasi AS (a)	8,225,269	7,101
AU Small Finance Bank, Ltd.	628,420	6,941
Saudi Awwal Bank SJSC, non-registered shares	785,402	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	948,544	6,203
Akbank TAS	3,441,111	5,698
Multi Commodity Exchange of India, Ltd. (a)	172,823	5,210
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,129,000	4,878
Erste Group Bank AG	34,273	4,592
Public Bank Bhd.	3,774,100	4,460
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,727,425	4,407
Kaspi.kz JSC (ADR)	49,369	4,277
Hong Kong Exchanges and Clearing, Ltd.	90,100	4,188
Bank of the Philippine Islands	2,453,688	3,850
DBS Group Holdings, Ltd.	75,000	3,790
Vietnam Technological and Commercial JSCB (The)	2,923,900	3,742
Futu Holdings, Ltd. (ADR)	39,041	3,660
Samsung Fire & Marine Insurance Co., Ltd.	8,817	3,531
Banco Santander (Brasil) SA, units	611,271	3,173
Brookfield Corp., Class A	72,254	3,077
SinoPac Financial Holdings Co., Ltd.	2,417,000	3,048
Al Rajhi Banking and Investment Corp., non-registered shares	168,632	2,960
Qatar National Bank QPSC	585,490	2,774
Visa, Inc., Class A	7,963	2,732
B3 SA - Brasil, Bolsa, Balcao	948,996	2,671
Kasikornbank PCL, foreign registered shares	402,600	2,653
BDO Unibank, Inc.	1,364,300	2,644
Max Financial Services, Ltd. (a)	137,808	2,318
S&P Global, Inc.	5,193	2,115
360 ONE WAM, Ltd.	162,421	1,853
State Bank of India	139,728	1,529
Wise Group PLC, Class A (CDI) (a)	93,874	1,126
Wise Group PLC, Class A (a)	31,900	380

39	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank Central Asia Tbk PT	4,793,500	$1,493
Prudential PLC	111,403	1,484
Bank of China, Ltd., Class H	1,858,000	1,184
Kotak Mahindra Bank, Ltd.	279,371	1,161
Haci A–mer Sabanci Holding AS	474,722	995
DB Insurance Co., Ltd.	10,677	925
Central Depository Services (India), Ltd.	65,656	913
China Merchants Bank Co., Ltd., Class H	94,000	540
Woori Financial Group, Inc.	22,426	421
Sberbank of Russia PJSC (c)	2,662,164	— (e)
		631,281

Industrials 11.18%
International Container Terminal Services, Inc.	4,120,150	60,152
Contemporary Amperex Technology Co., Ltd., Class A	726,140	42,218
Contemporary Amperex Technology Co., Ltd., Class H	23,000	2,070
Rolls-Royce Holdings PLC	1,845,473	35,433
Airbus SE, non-registered shares	134,543	29,946
Weichai Power Co., Ltd., Class A	4,390,696	17,811
Weichai Power Co., Ltd., Class H	1,462,600	6,425
Hitachi, Ltd.	860,900	23,924
Adani Ports & Special Economic Zone, Ltd.	940,550	18,095
GE Vernova, Inc.	15,275	17,946
Larsen & Toubro, Ltd.	368,211	16,219
Copa Holdings SA, Class A	103,445	16,093
General Electric Co.	39,557	14,784
Rumo SA	5,439,913	14,152
Techtronic Industries Co., Ltd.	808,500	13,498
Aselsan Elektronik Sanayi ve Ticaret AS	1,762,782	13,034
Localiza Rent a Car SA, ordinary nominative shares	1,410,829	11,352
Localiza Rent a Car SA	6,050	47
BAE Systems PLC	442,306	10,821
WEG SA	1,133,558	10,301
Hanwha Aerospace Co., Ltd.	15,196	9,788
AGCO Corp.	80,777	9,669
Kanzhun, Ltd., Class A (ADR)	603,896	7,772
TransDigm Group, Inc.	5,797	7,722
HD Hyundai Marine Solution Co., Ltd.	49,485	7,214
Shenzhen Inovance Technology Co., Ltd., Class A	665,919	6,539
IHI Corp.	385,379	6,512
Uber Technologies, Inc. (a)	89,781	6,479
Mitsui & Co., Ltd.	223,100	6,214
LG Corp.	85,206	5,372
Grab Holdings, Ltd., Class A (a)	1,207,414	4,552
Weir Group PLC (The)	140,247	4,475
Daikin Industries, Ltd.	28,400	4,314
Mitsubishi Heavy Industries, Ltd.	149,100	3,395
HD Hyundai Electric Co., Ltd.	5,059	3,207
Hyosung Heavy Industries Corp.	1,411	3,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	533,391	3,165
SM Investments Corp.	279,010	2,690
Ayala Corp.	364,800	2,495
Didi Global, Inc. (ADR) (a)	707,394	2,370
Komatsu, Ltd.	60,400	2,364
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	317,343	2,223
GT Capital Holdings, Inc.	273,190	2,165
Embraer SA	117,683	1,866
Jiangsu Hengli Hydraulic Co., Ltd., Class A	115,464	1,842
Siemens AG	5,419	1,741
Acter Group Corp., Ltd.	37,000	1,508

American Funds Insurance Series	40

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	4,593	$1,507
International Consolidated Airlines Group SA (CDI)	216,565	1,374
JSW Infrastructure, Ltd.	373,701	1,284
Andritz AG	13,330	1,152
Bureau Veritas SA	35,617	1,091
Carrier Global Corp.	12,949	950
Leonardo SpA	12,167	652
Siemens Energy AG	2,805	532
		503,682

Consumer discretionary 7.72%
MercadoLibre, Inc. (a)	33,373	56,647
Alibaba Group Holding, Ltd.	1,720,972	20,560
Alibaba Group Holding, Ltd. (ADR)	106,195	10,193
Midea Group Co., Ltd., Class A	2,729,233	30,365
Trip.com Group, Ltd. (ADR) (a)	380,346	15,153
Trip.com Group, Ltd. (a)	20,050	796
Compagnie Financiere Richemont SA, Class A	68,472	15,889
H World Group, Ltd. (ADR)	286,441	11,950
H World Group, Ltd.	9,400	40
Ryohin Keikaku Co., Ltd.	534,200	11,671
Eicher Motors, Ltd.	135,254	10,159
Hyundai Mobis Co., Ltd.	27,054	8,800
LVMH Moet Hennessy-Louis Vuitton SE	15,094	8,359
Eternal, Ltd. (a)	2,811,913	7,934
Vibra Energia SA	1,231,502	7,130
BYD Co., Ltd., Class A	587,423	6,899
Fuyao Glass Industry Group Co., Ltd., Class A	902,075	6,721
Jumbo SA	257,221	6,604
Sea, Ltd., Class A (ADR) (a)	65,943	6,319
Maruti Suzuki India, Ltd.	36,657	5,483
TVS Motor Co., Ltd.	141,532	5,216
Royal Caribbean Cruises, Ltd.	15,727	4,994
Galaxy Entertainment Group, Ltd.	1,254,000	4,722
Panasonic Holdings Corp.	163,300	4,585
PDD Holdings, Inc. (ADR) (a)	58,721	4,479
Lenskart Solutions, Ltd. (a)	778,752	4,242
Naspers, Ltd., Class N	83,887	4,208
Tesla, Inc. (a)	9,884	4,157
Wynn Resorts, Ltd.	40,473	3,929
Li Ning Co., Ltd.	2,067,655	3,898
Inchcape PLC	375,782	3,844
Shenzhou International Group Holdings, Ltd.	687,100	3,461
Geely Automobile Holdings, Ltd.	1,537,000	3,313
Fast Retailing Co., Ltd.	6,300	3,222
Starbucks Corp.	30,575	3,124
Yum! Brands, Inc.	17,045	2,725
MakeMyTrip, Ltd. (a)	48,163	2,567
Pop Mart International Group, Ltd. (b)	126,200	2,505
Hermes International	1,336	2,445
Aptiv Holdings, Ltd. (a)	38,490	2,362
Cyrela Brazil Realty SA, ordinary nominative shares	502,572	2,241
Marriott International, Inc., Class A	5,923	2,195
Mahindra & Mahindra, Ltd.	58,684	1,920
ANTA Sports Products, Ltd.	207,800	1,888
Hyundai Motor Co.	5,760	1,855
Industria de Diseno Textil SA	27,145	1,711
Moncler SpA	28,833	1,673
Booking Holdings, Inc.	8,005	1,427
Meituan, Class B (a)	145,200	1,281

41	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Accor SA	21,007	$1,221
Kering SA	4,170	1,186
Coupang, Inc., Class A (a)	67,745	1,177
Laopu Gold Co., Ltd., Class H (b)	25,400	1,131
Tube Investments of India, Ltd.	33,272	1,075
Hilton Worldwide Holdings, Inc.	2,905	960
Ferrari NV (EUR denominated)	2,554	946
Shangri-La Asia, Ltd.	1,564,000	800
Sands China, Ltd.	377,200	630
Versigent PLC (a)	13,510	568
New Oriental Education & Technology Group, Inc. (ADR)	6,500	298
Evolution AB (a)	1,477	102
		347,955

Communication services 7.65%
Tencent Holdings, Ltd.	1,511,901	83,320
Alphabet, Inc., Class A	124,660	44,550
Alphabet, Inc., Class C	76,900	27,171
Bharti Airtel, Ltd.	2,004,593	39,286
MTN Group, Ltd.	2,479,923	34,518
NetEase, Inc.	1,176,800	30,290
NetEase, Inc. (ADR)	25,098	3,216
Meta Platforms, Inc., Class A	59,352	33,432
KT Corp. (ADR)	666,427	11,516
Baidu, Inc., Class A (ADR) (a)	52,556	6,007
Orange	282,855	5,335
True Corp. PCL, foreign registered shares	13,284,586	5,195
Advanced Info Service PCL, foreign registered shares	408,900	4,540
Telkom Indonesia (Persero) Tbk PT, Class B	33,657,800	4,464
America Movil, SAB de CV, Class B (ADR)	151,105	3,927
ROBLOX Corp., Class A (a)	65,078	3,539
Netflix, Inc. (a)	32,175	2,297
Singapore Telecommunications, Ltd.	652,400	2,236
		344,839

Materials 7.64%
First Quantum Minerals, Ltd. (a)	1,592,283	43,494
Grupo Mexico, SAB de CV, Series B	3,220,083	36,503
Vale SA, ordinary nominative shares	1,354,044	20,427
Vale SA (ADR), ordinary nominative shares	722,997	10,874
Mitsui Kinzoku Co., Ltd.	89,200	23,885
Barrick Mining Corp.	399,319	14,667
APL Apollo Tubes, Ltd.	670,200	12,755
Glencore PLC	1,674,532	11,422
Amcor PLC (CDI)	232,072	10,038
Aura Minerals, Inc.	143,406	9,027
BASF SE	166,817	8,917
Southern Copper Corp.	50,055	8,723
Lundin Mining Corp.	353,038	8,603
Valterra Platinum, Ltd. (ZAR denominated)	97,010	6,504
Valterra Platinum, Ltd. (ADR)	41,308	460
Siam Cement PCL, foreign registered shares	912,200	6,765
Zijin Mining Group Co., Ltd., Class H	1,552,000	5,459
Zijin Mining Group Co., Ltd., Class A	259,300	963
Corteva, Inc.	74,722	6,328
Baoshan Iron & Steel Co., Ltd., Class A	7,505,364	6,018
Suzano SA	777,010	5,983
Freeport-McMoRan, Inc.	88,218	5,548
Gold Fields, Ltd.	149,626	5,019

American Funds Insurance Series	42

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Gold Fields, Ltd. (ADR)	10,047	$337
Resonac Holdings Co., Ltd.	47,200	5,263
LG Chem, Ltd.	28,397	5,159
Nutrien, Ltd. (CAD denominated)	74,372	4,686
Zijin Gold International Co., Ltd.	404,100	4,582
Saudi Basic Industries Corp., non-registered shares	321,333	4,410
Ivanhoe Mines, Ltd., Class A (a)	477,196	3,738
Anhui Conch Cement Co., Ltd., Class H	1,664,500	3,567
Linde PLC	6,747	3,501
Pan American Silver Corp.	77,269	3,461
Wheaton Precious Metals Corp. (CAD denominated)	30,398	3,420
Impala Platinum Holdings, Ltd.	312,195	3,265
Dow, Inc.	118,533	3,243
Anglo American PLC	63,564	3,113
Sasol, Ltd. (a)	221,151	2,187
Sasol, Ltd. (ADR) (a)	75,345	740
Shin-Etsu Chemical Co., Ltd.	64,500	2,813
Loma Negra Compania Industrial Argentina SA (ADR) (a)	201,255	2,304
Antofagasta PLC	43,697	2,219
ArcelorMittal SA	36,422	2,190
MMG, Ltd. (a)	2,152,000	1,921
Syensqo SA	24,392	1,801
Anglogold Ashanti PLC (ZAR denominated)	19,840	1,604
Heidelberg Materials AG, non-registered shares	7,997	1,526
Air Liquide SA	6,996	1,385
Eldorado Gold Corp. (CAD denominated)	30,919	962
JX Advanced Metals Corp.	24,800	686
Welspun Gujarat Stahl Rohren, Ltd.	34,481	556
CEMEX, SAB de CV (ADR)	46,117	553
China Hongqiao Group, Ltd., Class H	190,500	489
Alrosa PJSC (a)(c)	1,123,215	— (e)
		344,063

Health care 3.48%
Max Healthcare Institute, Ltd.	1,594,531	19,135
Laurus Labs, Ltd.	1,150,255	18,552
Novo Nordisk AS, Class B	320,332	15,368
Eli Lilly and Co.	11,908	14,283
AstraZeneca PLC (GBP denominated)	68,503	12,815
BeOne Medicines, Ltd. (ADR) (a)	33,658	9,591
BeOne Medicines, Ltd. (a)	134,800	2,941
WuXi AppTec Co., Ltd., Class A	330,000	6,075
WuXi AppTec Co., Ltd., Class H	200,300	3,938
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	214,648	7,272
Innovent Biologics, Inc. (a)	641,373	6,537
Thermo Fisher Scientific, Inc.	12,939	6,487
Rede D’Or Sao Luiz SA	928,545	6,243
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	518,888	3,989
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	164,400	1,216
Takeda Pharmaceutical Co., Ltd.	161,700	5,105
Align Technology, Inc. (a)	24,318	4,102
EssilorLuxottica SA	17,683	3,318
Dr. Sulaiman Al Habib Medical Services Group Co.	48,679	2,748
Mettler-Toledo International, Inc. (a)	1,733	2,214
Bayer AG	29,887	1,652
Lupin, Ltd.	53,156	1,362

43	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	9,087	$825
Danaher Corp.	3,966	755
CanSino Biologics, Inc., Class H (a)	35,921	102
		156,625

Consumer staples 3.12%
Nestle SA	199,067	20,443
Arca Continental, SAB de CV	1,037,443	12,433
Avenue Supermarts, Ltd. (a)	252,746	11,758
KT&G Corp.	96,428	10,576
Kweichow Moutai Co., Ltd., Class A	44,770	7,814
BBB Foods, Inc., Class A (a)	186,840	7,786
Philip Morris International, Inc.	38,212	6,913
Zabka Group	869,662	6,291
JBS NV (BDR)	518,778	6,115
Raia Drogasil SA, ordinary nominative shares	1,492,774	4,861
Anheuser-Busch InBev SA/NV	55,481	4,574
Carlsberg A/S, Class B	33,526	4,399
Wal-Mart de Mexico, SAB de CV, Series V	1,334,031	3,919
Danone SA	46,545	3,817
Dino Polska SA, non-registered shares (a)	494,888	3,741
British American Tobacco PLC	54,748	3,377
Mondelez International, Inc., Class A	53,409	3,089
L’Oreal SA, non-registered shares	6,571	2,883
Varun Beverages, Ltd.	500,013	2,701
United Spirits, Ltd.	177,281	2,536
PepsiCo, Inc.	15,783	2,137
Tsingtao Brewery Co., Ltd., Class H	374,634	2,059
Monster Beverage Corp. (a)	20,282	1,950
Bunge Global SA	18,154	1,938
Coca-Cola Co.	17,543	1,426
JD Health International, Inc. (a)	124,850	526
Almarai Co.	26,852	325
		140,387

Energy 1.93%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,465,892	23,689
Vista Energy, SAB de CV, Class A (ADR) (a)	190,437	12,150
ADNOC Drilling Co. PJSC	7,381,530	11,534
Reliance Industries, Ltd.	807,469	11,114
SLB, Ltd.	120,023	5,580
Shell PLC (GBP denominated)	122,375	4,740
Adnoc Gas PLC	4,759,293	4,459
BP PLC (ADR)	116,055	4,288
TotalEnergies SE (EUR denominated)	54,905	4,265
HD Hyundai Co., Ltd.	24,974	3,227
Exxon Mobil Corp.	9,240	1,263
Borr Drilling, Ltd. (a)	132,459	547
Rosneft Oil Co. PJSC (c)	588,661	— (e)
		86,856

Utilities 1.76%
Public Power Corp. SA (a)	510,016	13,426
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,300,791	13,210
Gulf Development PCL, foreign registered shares	6,904,093	12,893
Power Grid Corp. of India, Ltd.	3,457,599	10,517
Adani Green Energy, Ltd. (a)	398,450	6,336
Adani Power, Ltd. (a)	2,605,404	6,203

American Funds Insurance Series	44

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Equatorial SA	705,619	$5,323
NHPC, Ltd. (a)	5,947,642	5,138
CPFL Energia SA	206,069	1,788
NTPC, Ltd. (a)	468,166	1,773
SembCorp Industries, Ltd.	286,200	1,410
Engie SA	41,991	1,324
		79,341

Real estate 1.01%
Lodha Developers, Ltd.	1,914,139	19,423
China Resources Land, Ltd.	3,255,834	12,501
China Resources Mixc Lifestyle Services, Ltd.	851,400	3,994
CK Asset Holdings, Ltd.	697,000	3,945
SM Prime Holdings, Inc.	7,479,300	2,211
Longfor Group Holdings, Ltd. (b)	2,759,346	2,116
ALLOS SA, ordinary nominative shares	133,019	723
Emaar Properties PJSC	192,505	631
		45,544
Total common stocks (cost: $2,369,558,000)		4,241,436
Preferred securities 0.90%
Financials 0.49%
Itau Unibanco Holding SA (ADR), preferred nominative shares	2,064,891	16,870
Itau Unibanco Holding SA, preferred nominative shares	657,288	5,371
		22,241

Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	48,780	6,830
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	2
		6,888

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	5,240
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,348
		6,588

Energy 0.07%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	405,215	2,967

Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	32,989	1,641
Cyrela Brazil Realty SA, preferred shares (a)	33,966	141
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	605,414	66
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	— (e)
		1,848
Total preferred securities (cost: $35,920,000)		40,532

45	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments 2.16%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.87%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	$176
Angola (Republic of) 8.25% 5/9/2028	600	619
Angola (Republic of) 8.00% 11/26/2029 (f)	445	453
Angola (Republic of) 8.75% 4/14/2032 (f)	280	283
Angola (Republic of) 9.375% 3/31/2033 (f)	540	553
Asian Development Bank 5.25% 4/29/2035	PHP25,800	405
Benin (Republic of) 7.96% 2/13/2038 (f)	USD690	734
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL21	4
Brazil (Federative Republic of) 0% 1/1/2030	3,000	366
Brazil (Federative Republic of) 10.00% 1/1/2031	21,116	3,559
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,442	597
Brazil (Federative Republic of) 10.00% 1/1/2033	6,793	1,093
Brazil (Federative Republic of) 10.00% 1/1/2035	7,600	1,183
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,485	879
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	867
Chile (Republic of) 5.30% 11/1/2037	300,000	320
Chile (Republic of) 4.34% 3/7/2042	USD350	310
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY11,870	1,767
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	6,720	987
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	216
Colombia (Republic of) 3.25% 4/22/2032	USD700	608
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	1,041
Colombia (Republic of), Series B, 13.25% 2/9/2033	7,344,800	2,267
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	457
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	253
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	668
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	170
Czech Republic, Series 121, 2.50% 3/13/2031	CZK27,360	1,135
Czech Republic, Series 145, 3.50% 5/30/2035	15,840	692
Czech Republic, Series 142, 1.95% 7/30/2037	17,900	649
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD192	197
Dominican Republic (Government of) 5.875% 1/30/2060	335	297
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	965
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	673
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	117
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,196
Egypt (Arab Republic of) 8.50% 1/31/2047	400	392
Egypt (Arab Republic of) 8.875% 5/29/2050	386	386
Gabonese (Republic of) 6.625% 2/6/2031	720	621
Gabonese (Republic of) 7.00% 11/24/2031	300	257
Gaci First Investment Co. 5.375% 1/29/2054	360	323
Honduras (Republic of) 6.25% 1/19/2027	875	882
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	283
Hungary (Republic of) 6.75% 7/23/2031	HUF287,020	991
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	349
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	572
Hungary (Republic of) 3.00% 4/25/2041	401,390	1,008
India (Republic of) 7.32% 11/13/2030	INR3,480	38
India (Republic of) 7.18% 8/14/2033	95,020	1,032
India (Republic of) 7.18% 7/24/2037	132,100	1,434
India (Republic of) 8.13% 6/22/2045	92,570	1,071
India (Republic of) 7.06% 10/10/2046	53,020	548
India (Republic of) 7.09% 8/5/2054	77,070	789
Indonesia (Republic of) 6.625% 2/17/2037	USD300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR2,341,000	130
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	12,228,000	652
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	926
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	15,314,000	822
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	7,953,000	450
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	7,242,000	399
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	8,852,000	502

American Funds Insurance Series	46

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	IDR13,148,000	$729
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	968
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT48,750	90
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	63,737	120
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	133,877	281
Kenya (Republic of) 6.30% 1/23/2034	USD645	594
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	591
Kenya (Republic of) 9.50% 3/5/2036	330	351
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR2,880	735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	9,821	2,447
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	166
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	535
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	543
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	292
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	318
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	505
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	400
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	USD455	479
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR465	535
Morocco (Kingdom of) 4.75% 4/2/2035	200	233
Mozambique (Republic of) 9.00% 9/15/2031	USD540	478
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	541
Nigeria (Republic of) 7.875% 2/16/2032	USD280	292
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	424
Oman (Sultanate of) 6.00% 8/1/2029	445	460
Oman (Sultanate of) 6.75% 1/17/2048	285	313
Panama (Republic of) 6.70% 1/26/2036	473	510
Panama (Republic of) 6.875% 1/31/2036	856	936
Panama (Republic of) 8.00% 3/1/2038	483	568
Paraguay (Republic of) 4.95% 4/28/2031	167	168
Peru (Republic of) 3.00% 1/15/2034	225	195
Peru (Republic of) 6.55% 3/14/2037	190	208
Peru (Republic of) 7.60% 8/12/2039	PEN3,228	1,013
Peru (Republic of) 3.55% 3/10/2051	USD490	345
Peru (Republic of) 2.78% 12/1/2060	100	55
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	196
Philippines (Republic of) 6.00% 8/20/2030	14,790	235
Philippines (Republic of) 6.75% 9/15/2032	41,240	670
Philippines (Republic of) 6.375% 10/23/2034	USD145	156
Philippines (Republic of) 5.00% 1/27/2036	552	542
Philippines (Republic of) 3.95% 1/20/2040	500	428
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	370	369
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,382
Poland (Republic of), Series 1034, 5.00% 10/25/2034	4,295	1,136
Romania (Republic of) 5.25% 5/30/2032	EUR450	526
Romania (Republic of) 5.25% 5/30/2032	230	269
Romania (Republic of) 2.00% 4/14/2033	300	283
Romania (Republic of) 5.625% 5/30/2037	390	441
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	478
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,220
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	215
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	1,395	86
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	531
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	18,605	974
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	137	9
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	12,241	733
Thailand (Kingdom of) 3.45% 6/17/2043	THB25,768	834
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,510	1,149

47	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.875% 5/13/2037	USD610	$641
United Mexican States 5.125% 3/19/2038	EUR420	478
United Mexican States 4.75% 3/8/2044	USD800	645
United Mexican States 3.75% 4/19/2071	860	496
United Mexican States, Series M, 7.75% 5/29/2031	MXN56,500	3,141
United Mexican States, Series M, 7.75% 11/23/2034	12,548	668
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,162
United Mexican States, Series M, 7.75% 11/13/2042	20,000	978
United Mexican States, Series M, 8.00% 7/31/2053	19,887	966
		84,275
Corporate bonds and notes 0.29%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD410	419
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	252
Petroleos Mexicanos 5.95% 1/28/2031	610	603
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	350
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	314
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	266
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	226
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	404
YPF SA 8.25% 1/17/2034 (f)	335	351
		3,374

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)	475	467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	400	381
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)	340	367
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	330	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	400	428
		2,279

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	275
Meituan 3.05% 10/28/2030 (f)	400	370
Meituan 3.05% 10/28/2030	200	185
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	354
MercadoLibre, Inc. 3.125% 1/14/2031	200	184
Sands China, Ltd. 4.375% 6/18/2030	220	213
Wynn Macau, Ltd. 5.625% 8/26/2028	260	258
		1,839

Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	817
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	169
PLDT, Inc. 2.50% 1/23/2031	USD210	191
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (f)	200	200
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	261
		1,638

American Funds Insurance Series	48

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		USD355	$223
CSN Resources SA 8.875% 12/5/2030 (f)		400	299
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)		280	290
			1,159

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	339
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	200
			909

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	265
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		259	245
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	348
			858

Consumer staples 0.01%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	210
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	420
			630

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	266
Total corporate bonds and notes			12,952
Total bonds, notes & other debt instruments (cost: $95,737,000)			97,227
Short-term securities 2.94%		Shares
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)(j)		1,316,194	131,606
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP1,575	29
Egypt (Arab Republic of) 6/22/2027	19.011	1,775	29
Kazakhstan (Republic of) 2/5/2027	13.591	KZT269,133	514
Nigeria (Republic of) 1/19/2027	15.840	NGN632,880	416
			988
Total short-term securities (cost: $132,579,000)			132,594
Total investment securities 100.15% (cost: $2,633,794,000)			4,511,789
Other assets less liabilities (0.15)%			(6,749)
Net assets 100.00%			$4,505,040

49	American Funds Insurance Series

New World Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/5/2026	USD(412)	$1
5 Year Euro-Bobl Futures	Short	12	9/10/2026	(1,582)	(6)
5 Year U.S. Treasury Note Futures	Long	6	10/5/2026	642	2
10 Year Euro-Bund Futures	Short	11	9/10/2026	(1,600)	(16)
10 Year Ultra U.S. Treasury Note Futures	Long	7	9/30/2026	787	11
					$(8)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	267	PLN	970	Goldman Sachs	7/8/2026	$9
USD	796	BRL	4,046	Morgan Stanley	7/10/2026	14
PHP	6,160	USD	100	Citibank	7/10/2026	— (e)
USD	146	IDR	2,643,945	Goldman Sachs	7/10/2026	(1)
USD	391	ZAR	6,470	Goldman Sachs	7/10/2026	(3)
PLN	767	USD	209	Citibank	7/10/2026	(5)
USD	1,529	PHP	94,305	Bank of America	7/10/2026	(8)
USD	530	COP	1,910,290	Morgan Stanley	7/10/2026	(28)
USD	843	COP	3,027,600	Citibank	7/10/2026	(41)
INR	12,512	USD	130	Citibank	7/13/2026	2
USD	1,480	BRL	7,702	Goldman Sachs	7/13/2026	(7)
USD	1,759	EUR	1,510	Morgan Stanley	7/14/2026	33
CNH	6,280	USD	928	Citibank	7/14/2026	(3)
CZK	9,270	USD	442	HSBC Bank	7/14/2026	(5)
MYR	199	USD	49	JPMorgan Chase	7/22/2026	— (e)
USD	1,506	MXN	26,165	UBS AG	7/23/2026	12
USD	97	ZAR	1,600	Goldman Sachs	7/23/2026	— (e)
THB	26,500	USD	794	Citibank	7/24/2026	5
						$(26)
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)	$60,900	$460,995	$390,289	$9	$(9)	$131,606	$2,004

American Funds Insurance Series	50

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$5,240	0.12%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,348	0.03
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	634	0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	56	— (k)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	1	2	— (k)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	412	420	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	— (e)	— (k)
Total		$11,601	$7,700	0.17%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,082,000, which represented 0.29% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds

EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira

PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

51	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.90%	Shares	Value (000)
Information technology 22.56%
Broadcom, Inc.	2,094,644	$791,251
Microsoft Corp.	1,300,570	485,139
Apple, Inc.	1,331,784	385,365
KLA Corp.	1,036,483	312,717
ASML Holding NV (ADR)	96,504	191,989
NVIDIA Corp.	770,736	154,216
International Business Machines Corp.	252,956	71,134
Amphenol Corp., Class A	364,961	64,350
Intel Corp. (a)	422,604	59,008
Applied Materials, Inc.	68,257	49,350
Western Digital Corp.	77,173	49,292
SAP SE (ADR) (b)	206,055	31,755
Cisco Systems, Inc.	204,497	24,020
Texas Instruments, Inc.	75,365	22,464
Corning, Inc.	84,335	21,542
Hewlett Packard Enterprise Co.	446,249	20,130
Salesforce, Inc.	104,582	16,384
TE Connectivity PLC	59,462	11,988
Fair Isaac Corp. (a)	9,532	11,389
ASM International NV (ADR)	3,970	4,561
Motorola Solutions, Inc.	9,895	4,109
Teradyne, Inc.	6,500	3,145
Accenture PLC, Class A	24,678	3,071
		2,788,369

Financials 14.34%
Bank of America Corp.	3,607,509	205,556
Marsh & McLennan Cos., Inc.	1,144,286	190,718
JPMorgan Chase & Co.	525,749	172,094
Visa, Inc., Class A	473,875	162,582
Truist Financial Corp.	2,280,823	113,631
Mastercard, Inc., Class A	219,317	112,641
BlackRock, Inc.	87,971	84,589
Morgan Stanley	328,231	68,613
Arthur J. Gallagher & Co.	298,757	68,586
Wells Fargo & Co.	672,634	55,587
KKR & Co., Inc.	565,233	51,877
Apollo Asset Management, Inc.	372,893	44,117
Blackstone, Inc.	373,920	43,999
Chubb, Ltd.	120,446	41,041
Capital One Financial Corp.	191,332	38,385
S&P Global, Inc.	90,108	36,697
Citizens Financial Group, Inc.	513,743	35,998
Progressive Corp.	152,304	33,271
Aon PLC, Class A	97,622	32,380
CME Group, Inc., Class A	133,359	29,450
Citigroup, Inc.	207,496	29,041
Berkshire Hathaway, Inc., Class B (a)	47,715	23,876
Goldman Sachs Group, Inc.	15,469	15,645
Brookfield Asset Management, Ltd., Class A	345,786	15,509
KeyCorp	548,704	12,648
Equitable Holdings, Inc.	245,406	10,768
Huntington Bancshares, Inc.	598,500	10,611
American Express Co.	28,600	9,674
Fifth Third Bancorp	166,060	9,361
Intercontinental Exchange, Inc.	48,480	5,968
Charles Schwab Corp. (The)	57,745	5,328
PNC Financial Services Group, Inc.	8,347	2,055
		1,772,296

American Funds Insurance Series	52

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 13.01%
General Electric Co.	505,177	$188,800
RTX Corp.	934,191	177,244
Deere & Co.	234,696	148,875
Caterpillar, Inc.	126,599	134,815
Northrop Grumman Corp.	256,520	130,648
Union Pacific Corp.	326,946	88,929
Boeing Co. (The) (a)	362,949	78,568
Paychex, Inc.	762,352	74,962
Delta Air Lines, Inc.	791,172	74,101
GE Vernova, Inc.	43,340	50,918
Lennox International, Inc.	83,949	48,099
3M Co.	257,825	41,744
ITT, Inc.	203,321	40,209
Watsco, Inc.	95,381	39,748
L3Harris Technologies, Inc.	134,562	39,102
Parker-Hannifin Corp.	39,311	38,451
Verisk Analytics, Inc.	189,123	33,953
Siemens AG (ADR)	191,551	30,823
Johnson Controls International PLC	157,835	23,061
Waste Connections, Inc.	127,090	21,185
Ingersoll-Rand, Inc.	240,430	19,713
HEICO Corp.	42,664	15,197
BAE Systems PLC (ADR)	136,409	13,361
CSX Corp.	277,000	13,166
RELX PLC (ADR)	307,269	9,731
Equifax, Inc.	60,828	9,655
Trane Technologies PLC	14,265	7,006
Applied Industrial Technologies, Inc.	16,977	5,741
Waste Management, Inc.	23,162	5,162
FedEx Corp.	14,386	4,505
		1,607,472

Health care 12.28%
Eli Lilly and Co.	210,724	252,749
UnitedHealth Group, Inc.	498,846	207,335
CVS Health Corp.	1,786,330	184,796
AbbVie, Inc.	543,316	136,720
Amgen, Inc.	353,816	128,124
Abbott Laboratories	1,012,033	91,832
Gilead Sciences, Inc.	669,228	84,550
Danaher Corp.	384,526	73,244
Johnson & Johnson	259,728	65,963
Vertex Pharmaceuticals, Inc. (a)	127,427	63,297
Merck & Co., Inc.	462,923	59,486
Thermo Fisher Scientific, Inc.	67,471	33,827
AstraZeneca PLC	163,340	30,972
Zimmer Biomet Holdings, Inc.	280,713	24,167
Humana, Inc.	48,957	19,447
Illumina, Inc. (a)	105,914	18,623
Elevance Health, Inc.	39,244	15,177
Novo Nordisk AS, Class B (ADR)	303,343	14,542
Bristol-Myers Squibb Co.	96,148	5,540
McKesson Corp.	4,752	3,591
Align Technology, Inc. (a)	18,449	3,112
Cardinal Health, Inc.	3,778	897
		1,517,991

Consumer staples 9.02%
Philip Morris International, Inc.	2,502,823	452,786

53	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
British American Tobacco PLC (ADR)	2,788,863	$172,240
Keurig Dr Pepper, Inc.	3,413,637	111,728
Coca-Cola Co.	945,125	76,810
Mondelez International, Inc., Class A	1,221,313	70,641
Costco Wholesale Corp.	53,230	49,795
Altria Group, Inc.	570,892	41,076
Procter & Gamble Co.	245,949	36,066
Constellation Brands, Inc., Class A	201,045	27,963
Church & Dwight Co., Inc.	221,466	21,456
Nestle SA (ADR)	200,456	20,585
Walmart, Inc.	150,834	17,084
Kraft Heinz Co. (The)	390,366	9,220
Bunge Global SA	74,092	7,908
		1,115,358

Consumer discretionary 6.85%
Royal Caribbean Cruises, Ltd.	544,854	173,007
Starbucks Corp.	860,339	87,918
Yum! Brands, Inc.	497,195	79,482
D.R. Horton, Inc.	483,334	78,725
Amazon.com, Inc. (a)	303,338	72,298
Home Depot, Inc.	200,677	70,775
Darden Restaurants, Inc.	311,428	64,157
TJX Cos., Inc. (The)	216,594	32,814
NIKE, Inc., Class B	758,337	31,130
General Motors Co.	340,020	26,209
Tractor Supply Co.	761,180	24,061
Booking Holdings, Inc.	124,588	22,207
Texas Roadhouse, Inc.	107,719	20,815
Vail Resorts, Inc.	136,352	18,564
Marriott International, Inc., Class A	49,140	18,211
Toll Brothers, Inc.	76,979	12,682
Chipotle Mexican Grill, Inc. (a)	211,532	7,192
Sony Group Corp. (ADR)	268,839	5,393
Genuine Parts Co.	6,209	732
		846,372

Communication services 5.04%
Alphabet, Inc., Class A	601,553	214,977
Alphabet, Inc., Class C	421,764	149,022
Meta Platforms, Inc., Class A	247,376	139,344
Comcast Corp., Class A	2,585,879	63,483
Walt Disney Co. (The)	243,999	23,485
AT&T, Inc.	929,750	19,246
Netflix, Inc. (a)	177,872	12,700
Versant Media Group, Inc., Class A	— (c)	— (c)
		622,257

Energy 3.56%
Exxon Mobil Corp.	837,050	114,441
ConocoPhillips	759,729	78,981
EOG Resources, Inc.	516,284	66,978
Chevron Corp.	322,579	53,471
Canadian Natural Resources, Ltd.	1,223,962	48,346
TC Energy Corp.	360,429	23,893
ONEOK, Inc.	185,119	16,094
Halliburton Co.	384,170	13,043

American Funds Insurance Series	54

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
SLB, Ltd.	216,823	$10,080
EQT Corp.	189,374	10,069
TotalEnergies SE	65,622	5,103
		440,499

Utilities 3.42%
Constellation Energy Corp.	415,733	103,256
FirstEnergy Corp.	1,286,743	61,172
Southern Co. (The)	614,643	58,827
Sempra	623,528	57,807
CenterPoint Energy, Inc.	831,534	36,621
DTE Energy Co.	216,979	33,061
Exelon Corp.	614,315	28,639
Entergy Corp.	162,119	18,621
CMS Energy Corp.	176,218	13,481
Atmos Energy Corp.	67,234	11,582
		423,067

Real estate 3.38%
Welltower, Inc. REIT	954,791	216,709
Public Storage REIT	290,754	92,550
Simon Property Group, Inc. REIT	155,587	34,797
Prologis, Inc. REIT	196,540	26,625
Ventas, Inc. REIT	211,559	18,786
American Tower Corp. REIT	92,640	15,153
Extra Space Storage, Inc. REIT	42,274	6,142
Rexford Industrial Realty, Inc. REIT	156,135	5,231
CoStar Group, Inc. (a)	56,201	1,592
		417,585

Materials 2.44%
Air Products and Chemicals, Inc.	308,800	90,534
Wheaton Precious Metals Corp.	548,764	61,637
Corteva, Inc.	640,224	54,220
Linde PLC	62,534	32,451
International Paper Co.	562,301	21,424
Royal Gold, Inc.	102,974	20,555
BHP Group Ltd. (ADR)	109,964	9,161
LyondellBasell Industries NV	85,405	4,497
International Flavors & Fragrances, Inc.	40,800	3,232
Mosaic Co.	85,334	1,808
BASF SE (ADR)	98,075	1,305
H.B. Fuller Co.	9,600	560
		301,384
Total common stocks (cost: $6,902,662,000)		11,852,650
Convertible stocks 1.19%
Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	955,588	48,630
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	749,785	37,714
		86,344

55	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Financials 0.30%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	$30,651
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	7,107
		37,758

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	182,329	12,271

Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	225,653	11,224
Total convertible stocks (cost: $151,904,000)		147,597
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)(e)	3,256,296	325,597
Total short-term securities (cost: $325,581,000)		325,597
Total investment securities 99.73% (cost: $7,380,147,000)		12,325,844
Other assets less liabilities 0.27%		33,975
Net assets 100.00%		$12,359,819
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)	$272,530	$792,377	$739,228	$(41)	$(41)	$325,597	$6,864

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	56

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.88%	Shares	Value (000)
Financials 19.71%
WEX, Inc. (a)	12,767	$1,801
RenaissanceRe Holdings, Ltd.	5,482	1,737
Brown & Brown, Inc.	22,934	1,471
Citizens Financial Group, Inc.	20,695	1,450
GQG Partners, Inc. (CDI)	1,174,454	1,177
Arthur J. Gallagher & Co.	4,777	1,097
Block, Inc., Class A (a)	12,983	987
Capital One Financial Corp.	4,670	937
Fifth Third Bancorp	15,747	888
KeyCorp	37,575	866
Affirm Holdings, Inc., Class A (a)	10,524	858
Tradeweb Markets, Inc., Class A	8,379	835
Aon PLC, Class A	2,412	800
Victory Capital Holdings, Inc., Class A	8,299	698
LPL Financial Holdings, Inc.	2,419	681
StepStone Group, Inc., Class A	14,672	607
Essent Group, Ltd.	9,122	586
American International Group, Inc.	7,660	571
Principal Financial Group, Inc.	5,234	564
Fiserv, Inc. (a)	10,086	495
TPG, Inc., Class A	10,648	432
Ameriprise Financial, Inc.	889	408
Ally Financial, Inc.	8,296	381
Wesbanco, Inc.	8,897	347
Artisan Partners Asset Management, Inc., Class A	9,806	339
Glacier Bancorp, Inc.	5,938	306
FirstCash Holdings, Inc.	867	188
Kinsale Capital Group, Inc.	476	157
Accelerant Holdings, Class A (a)	10,021	118
		21,782

Industrials 18.08%
Bloom Energy Corp., Class A (a)	9,325	2,823
Comfort Systems USA, Inc.	964	1,911
Crane Co.	4,431	988
Copart, Inc. (a)	33,228	937
XPO, Inc. (a)	4,539	932
ATI, Inc. (a)	4,569	901
AGCO Corp.	6,669	798
United Rentals, Inc.	683	774
FTAI Aviation, Ltd.	2,817	762
United Parcel Service, Inc., Class B	7,009	753
Alaska Air Group, Inc. (a)	12,523	654
APi Group Corp. (a)	14,756	625
Generac Holdings, Inc. (a)	1,989	582
CSX Corp.	11,549	549
Applied Industrial Technologies, Inc.	1,507	510
Builders FirstSource, Inc. (a)	5,572	499
VSE Corp.	2,181	498
Karman Holdings, Inc. (a)	9,449	472
Ingersoll-Rand, Inc.	4,510	370
Carrier Global Corp.	4,856	356
Arxis, Inc., Class A (a)	7,415	342
HEICO Corp.	910	324
CSW Industrials, Inc.	1,086	302
PACCAR, Inc.	2,440	293
Loar Holdings, Inc. (a)	3,586	289
C.H. Robinson Worldwide, Inc.	1,525	287
Toro Co. (The)	2,884	281
SPX Technologies, Inc. (a)	1,070	262

57	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,674	$245
Core & Main, Inc., Class A (a)	4,351	210
SiteOne Landscape Supply, Inc. (a)	1,670	191
EquipmentShare.com, Inc., Class A (a)	6,880	135
DPC Holdings, Ltd. (a)	2,700	132
		19,987

Information technology 16.02%
Cerebras Systems, Inc., Class A (a)(b)	8,022	1,773
Flex, Ltd. (a)	9,792	1,587
Ingram Micro Holding Corp.	49,953	1,370
Keysight Technologies, Inc. (a)	3,847	1,347
Ciena Corp. (a)	2,048	1,005
Fabrinet, non-registered shares (a)	1,729	972
TTM Technologies, Inc. (a)	5,169	967
Akamai Technologies, Inc. (a)	7,739	915
Cloudflare, Inc., Class A (a)	3,449	846
Semtech Corp. (a)	4,369	707
Ultra Clean Holdings, Inc. (a)	4,162	593
Quantinuum, Inc., Class A (a)	6,970	570
Datadog, Inc., Class A (a)	2,174	566
Skyworks Solutions, Inc.	8,337	565
Hewlett Packard Enterprise Co.	10,534	475
MongoDB, Inc., Class A (a)	1,138	382
GPGI, Inc., Class A (c)	20,637	327
CoreWeave, Inc., Class A (a)	3,180	316
Snowflake, Inc. (a)	1,174	299
Lumentum Holdings, Inc. (a)	339	291
Impinj, Inc. (a)	1,898	272
Fair Isaac Corp. (a)	194	232
ACM Research, Inc., Class A (a)	1,804	229
Twilio, Inc., Class A (a)	972	201
Sanmina Corp. (a)	788	199
Enphase Energy, Inc. (a)	3,945	194
Unity Software, Inc. (a)	6,662	190
Via Transportation, Inc., Class A (a)	9,050	164
Procore Technologies, Inc. (a)	3,861	157
		17,711

Consumer discretionary 13.29%
DoorDash, Inc., Class A (a)	10,514	1,940
NIKE, Inc., Class B	41,485	1,703
LKQ Corp.	37,209	980
Vail Resorts, Inc. (b)	6,812	928
Yum! Brands, Inc.	5,256	840
Hilton Worldwide Holdings, Inc.	2,003	662
Five Below, Inc. (a)	3,388	609
Covista, Inc. (a)	4,598	573
General Motors Co.	6,544	504
Chipotle Mexican Grill, Inc. (a)	14,246	484
Aptiv Holdings, Ltd. (a)	7,195	442
D.R. Horton, Inc.	2,318	378
TopBuild Corp. (a)	1,042	370
SharkNinja, Inc. (a)	2,432	370
Texas Roadhouse, Inc.	1,888	365
Century Communities, Inc.	4,923	353
Rivian Automotive, Inc., Class A (a)	18,663	324
Polaris, Inc.	4,371	299
Brinker International, Inc. (a)	1,669	280

American Funds Insurance Series	58

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	870	$276
O’Reilly Automotive, Inc. (a)	2,936	270
Darden Restaurants, Inc.	1,301	268
Carnival Corp., Ltd.	9,124	261
Cavco Industries, Inc. (a)	404	248
Warby Parker, Inc., Class A (a)	8,087	245
AutoZone, Inc. (a)	68	217
Toll Brothers, Inc.	1,309	216
CAVA Group, Inc. (a)	2,311	181
Versigent PLC (a)	2,515	106
		14,692

Health care 11.20%
Revolution Medicines, Inc. (a)	6,298	1,180
Align Technology, Inc. (a)	5,893	994
Humana, Inc.	2,126	845
Illumina, Inc. (a)	4,586	806
Bio-Techne Corp.	10,570	747
Ionis Pharmaceuticals, Inc. (a)	8,511	675
Oruka Therapeutics, Inc. (a)	6,925	659
Medline, Inc., Class A (a)	16,057	633
Definium Therapeutics, Inc. (a)	12,914	608
NewAmsterdam Pharma Co. NV (a)	17,671	599
Generate Biomedicines, Inc. (a)	26,200	442
Charles River Laboratories International, Inc. (a)	1,836	416
Veeva Systems, Inc., Class A (a)	2,340	415
Natera, Inc. (a)	1,469	399
Spyre Therapeutics, Inc. (a)	4,263	378
Penumbra, Inc. (a)	1,171	370
Alignment Healthcare, Inc. (a)	14,548	346
Tenet Healthcare Corp. (a)	1,502	281
Elanco Animal Health, Inc. (a)	10,744	264
Alnylam Pharmaceuticals, Inc. (a)	854	257
Boston Scientific Corp. (a)	5,931	253
Krystal Biotech, Inc. (a)	675	251
Regeneron Pharmaceuticals, Inc.	372	232
Zimmer Biomet Holdings, Inc.	1,983	171
IQVIA Holdings, Inc. (a)	833	161
		12,382

Consumer staples 4.80%
US Foods Holding Corp. (a)	16,337	1,671
e.l.f. Beauty, Inc. (a)	15,607	1,155
Monster Beverage Corp. (a)	11,445	1,100
Caseys General Stores, Inc.	871	692
Keurig Dr Pepper, Inc.	7,046	231
Constellation Brands, Inc., Class A	1,329	185
Estee Lauder Cos., Inc. (The), Class A	2,258	178
Campbell’s Co. (The)	4,190	93
		5,305

Materials 3.35%
Corteva, Inc.	13,738	1,163
Element Solutions, Inc.	12,375	591
Louisiana-Pacific Corp.	7,007	551
Royal Gold, Inc.	2,384	476
Perpetua Resources Corp. (a)	21,310	442

59	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Alcoa Corp.	3,811	$199
USA Rare Earth, Inc., Class A (a)(c)	7,553	163
Westlake Corp.	1,654	121
		3,706

Utilities 3.14%
Exelon Corp.	36,267	1,691
PG&E Corp.	31,926	537
IDACORP, Inc.	3,541	536
American Electric Power Co., Inc.	2,122	290
NRG Energy, Inc.	1,318	192
Vistra Corp.	1,038	165
FirstEnergy Corp.	1,139	54
		3,465

Energy 2.70%
Diamondback Energy, Inc.	5,764	1,013
Expand Energy Corp.	7,254	662
SLB, Ltd.	11,344	527
Baker Hughes Co., Class A	4,929	274
Viper Energy, Inc., Class A	6,048	256
Permian Resources Corp., Class A	13,530	249
		2,981

Real estate 1.80%
Simon Property Group, Inc. REIT	4,533	1,014
American Healthcare REIT, Inc.	6,725	351
Essex Property Trust, Inc. REIT	1,166	340
Crown Castle, Inc. REIT	3,726	282
		1,987

Communication services 1.79%
ROBLOX Corp., Class A (a)	17,368	945
New York Times Co., Class A	7,592	531
Live Nation Entertainment, Inc. (a)	2,759	505
		1,981
Total common stocks (cost: $90,462,000)		105,979
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)(e)	25,132	2,513
Total short-term securities (cost: $2,513,000)		2,513
Total investment securities 98.15% (cost: $92,975,000)		108,492
Other assets less liabilities 1.85%		2,047
Net assets 100.00%		$110,539

American Funds Insurance Series	60

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)	$2,963	$31,394	$31,844	$— (f)	$— (f)	$2,513	$63
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$327	0.29%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	163	0.15
Total		$544	$490	0.44%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.

Key to abbreviation(s)
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

61	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 95.25%	Shares	Value (000)
Information technology 28.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,772	$131,214
Broadcom, Inc.	225,041	85,009
Micron Technology, Inc.	51,976	59,995
NVIDIA Corp.	254,595	50,942
Apple, Inc.	139,478	40,359
ASML Holding NV	20,198	40,058
Microsoft Corp.	106,727	39,811
Intel Corp. (a)	207,191	28,930
Applied Materials, Inc.	27,673	20,008
SK hynix, Inc.	10,088	17,798
MediaTek, Inc.	121,094	16,535
Lenovo Group, Ltd.	3,814,000	11,394
Tokyo Electron, Ltd.	22,475	10,869
Western Digital Corp.	14,324	9,149
Oracle Corp.	55,120	8,078
Corning, Inc.	31,165	7,961
Samsung Electronics Co., Ltd.	35,730	7,811
Seagate Technology Holdings PLC	7,366	7,108
Amphenol Corp., Class A	36,260	6,393
Allegro MicroSystems, Inc. (a)	83,948	5,845
International Business Machines Corp.	13,376	3,762
Cloudflare, Inc., Class A (a)	14,770	3,623
Jentech Precision Industrial Co., Ltd.	32,000	3,477
Cisco Systems, Inc.	26,825	3,151
Marvell Technology, Inc.	8,149	2,428
ARM Holdings PLC (ADR) (a)	4,555	1,615
Accenture PLC, Class A	12,592	1,567
AppLovin Corp., Class A (a)	2,540	1,309
Fujitsu, Ltd.	52,000	1,038
Zhongji Innolight Co., Ltd., Class A	5,300	1,002
Nokia Corp.	65,423	866
EPAM Systems, Inc. (a)	10,574	839
ASE Technology Holding Co., Ltd.	36,000	777
Quantinuum, Inc., Class A (a)	9,486	775
Halma PLC	14,703	768
Disco Corp.	1,000	508
Strategy, Inc., Class A (a)	4,619	402
		633,174

Industrials 13.85%
BAE Systems PLC	843,669	20,640
Airbus SE, non-registered shares	82,994	18,473
Deere & Co.	28,610	18,148
RTX Corp.	87,411	16,585
General Electric Co.	42,294	15,807
Union Pacific Corp.	56,093	15,257
Siemens AG	37,404	12,019
Volvo AB, Class B	347,416	11,811
TransDigm Group, Inc.	8,716	11,610
Carrier Global Corp.	142,669	10,465
United Rentals, Inc.	7,832	8,873
Rolls-Royce Holdings PLC	423,127	8,124
Siemens Energy AG	38,892	7,371
Marubeni Corp.	247,419	7,205
Safran SA	18,163	7,181
Techtronic Industries Co., Ltd.	407,000	6,795
Leonardo SpA	124,276	6,664
Prysmian SpA	36,680	6,162
Ryanair Holdings PLC (ADR)	93,811	6,074
Ingersoll-Rand, Inc.	70,555	5,785

American Funds Insurance Series	62

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.	75,321	$5,243
Lockheed Martin Corp.	9,764	4,974
Deutsche Post AG	80,630	4,893
Hitachi, Ltd.	162,900	4,527
Mitsui & Co., Ltd.	147,800	4,116
Compagnie de Saint-Gobain SA, non-registered shares	44,821	4,058
Adani Ports & Special Economic Zone, Ltd.	188,693	3,630
Parker-Hannifin Corp.	3,275	3,203
Comfort Systems USA, Inc.	1,616	3,203
Bouygues SA	57,089	3,185
L3Harris Technologies, Inc.	9,996	2,905
Weir Group PLC (The)	89,475	2,855
International Consolidated Airlines Group SA (CDI)	446,853	2,835
Sieyuan Electric Co., Ltd., Class A	109,600	2,809
RELX PLC	88,624	2,791
Melrose Industries PLC	432,809	2,729
Hanwha Aerospace Co., Ltd.	3,961	2,551
Bureau Veritas SA	80,457	2,465
Vestas Wind Systems AS	86,267	2,437
Weichai Power Co., Ltd., Class A	320,700	1,301
Weichai Power Co., Ltd., Class H	236,000	1,037
MTU Aero Engines AG	5,375	2,236
Saab AB, Class B	37,205	1,930
CK Hutchison Holdings, Ltd.	216,500	1,840
Rocket Lab Corp. (a)	14,827	1,507
Crane Co.	5,519	1,231
Core & Main, Inc., Class A (a)	24,461	1,180
ITOCHU Corp.	101,700	1,169
Boeing Co. (The) (a)	5,301	1,148
Legrand SA	6,222	1,050
Diploma PLC	10,450	989
PACCAR, Inc.	6,356	764
ATI, Inc. (a)	3,092	609
Rheinmetall AG, non-registered shares	452	512
FedEx Corp.	1,469	460
FedEx Freight Holding Co., Inc. (a)	734	111
GE Vernova, Inc.	— (b)	— (b)
		305,532

Financials 10.39%
UniCredit SpA	132,086	11,817
Citigroup, Inc.	76,101	10,651
JPMorgan Chase & Co.	28,246	9,246
BPER Banca SpA	582,293	9,140
Aviva PLC	1,009,895	8,714
HSBC Holdings PLC (HKD denominated)	449,600	8,547
Bank of America Corp.	145,103	8,268
Progressive Corp.	34,534	7,544
ING Groep NV	227,810	7,207
Mizuho Financial Group, Inc.	137,900	6,622
Nu Holdings, Ltd., Class A (a)	479,299	6,403
Galaxy Digital, Inc., Class A (a)(c)	153,894	4,208
Galaxy Digital, Inc., Class A (a)	62,958	1,721
Zurich Insurance Group AG	7,430	5,487
BlackRock, Inc.	5,516	5,304
Visa, Inc., Class A	14,955	5,131
NatWest Group PLC	579,979	5,112
Arthur J. Gallagher & Co.	21,487	4,933
Chubb, Ltd.	14,455	4,925
Munchener Ruckversicherungs-Gesellschaft AG	8,781	4,902

63	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
AIA Group, Ltd.	530,669	$4,867
Banco Bilbao Vizcaya Argentaria SA	190,272	4,773
BNP Paribas SA	37,347	4,365
Erste Group Bank AG	32,330	4,331
Apollo Asset Management, Inc.	35,489	4,199
Mastercard, Inc., Class A	7,676	3,942
KB Financial Group, Inc.	38,145	3,923
Blackstone, Inc.	32,628	3,839
Svenska Handelsbanken AB, Class A	229,766	3,381
Japan Post Bank Co., Ltd.	177,500	3,381
FinecoBank SpA	131,783	3,306
Saudi National Bank (The)	317,582	3,270
DBS Group Holdings, Ltd.	62,400	3,153
IG Group Holdings PLC	120,849	2,900
Wells Fargo & Co.	33,615	2,778
Danske Bank AS	50,603	2,715
Credicorp, Ltd.	6,761	2,634
MS&AD Insurance Group Holdings, Inc.	98,600	2,575
Marsh & McLennan Cos., Inc.	15,109	2,518
Shinhan Financial Group Co., Ltd.	32,882	2,038
Aon PLC, Class A	6,115	2,028
B3 SA - Brasil, Bolsa, Balcao	698,114	1,965
Banco Comercial Portugues, SA	1,616,523	1,914
American Express Co.	5,240	1,772
3i Group PLC	50,140	1,655
Intact Financial Corp.	7,877	1,626
National Bank of Canada	9,589	1,514
Allianz SE	3,044	1,441
American International Group, Inc.	18,281	1,363
Brown & Brown, Inc.	21,145	1,356
Partners Group Holding AG	1,457	1,193
Tokio Marine Holdings, Inc.	25,700	1,138
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,500	1,089
HDFC Bank, Ltd.	62,692	530
HDFC Bank, Ltd. (ADR)	17,258	446
Banco Santander SA	58,211	805
Israel Discount Bank, Ltd., Class A	68,760	682
LPL Financial Holdings, Inc.	2,038	574
Abu Dhabi Commercial Bank PJSC	132,339	523
Sumitomo Mitsui Financial Group, Inc.	8,100	317
Banco BPM SpA	16,674	288
Samsung Life Insurance Co., Ltd.	306	80
Sberbank of Russia PJSC (d)	3,196,952	— (b)
		229,069

Communication services 8.74%
Alphabet, Inc., Class A	130,741	46,723
Alphabet, Inc., Class C	124,870	44,120
Meta Platforms, Inc., Class A	49,806	28,055
SoftBank Group Corp.	668,168	25,068
Singapore Telecommunications, Ltd.	2,722,163	9,328
Netflix, Inc. (a)	97,053	6,930
Orange	307,527	5,801
NetEase, Inc.	205,400	5,287
Tencent Holdings, Ltd.	85,600	4,717
Space Exploration Technologies Corp., Class A (a)(e)	23,900	4,083
Publicis Groupe SA	33,084	3,270
Omnicom Group, Inc.	38,481	2,803
Comcast Corp., Class A	101,412	2,490
Bharti Airtel, Ltd.	91,322	1,790

American Funds Insurance Series	64

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	84,101	$1,741
Advanced Info Service PCL, foreign registered shares	43,100	478
Versant Media Group, Inc., Class A	— (b)	— (b)
		192,684

Health care 7.05%
Eli Lilly and Co.	32,088	38,487
Novo Nordisk AS, Class B	365,063	17,514
Vertex Pharmaceuticals, Inc. (a)	32,682	16,234
Johnson & Johnson	40,443	10,271
Abbott Laboratories	77,668	7,048
Gilead Sciences, Inc.	55,344	6,992
UnitedHealth Group, Inc.	15,517	6,449
AstraZeneca PLC (GBP denominated)	33,655	6,296
Takeda Pharmaceutical Co., Ltd.	184,300	5,819
Stryker Corp.	17,968	5,657
AbbVie, Inc.	20,563	5,175
Sanofi	51,831	4,429
Amgen, Inc.	12,096	4,380
Thermo Fisher Scientific, Inc.	8,453	4,238
Molina Healthcare, Inc. (a)	10,980	2,511
EssilorLuxottica SA	11,261	2,113
BioMarin Pharmaceutical, Inc. (a)	35,619	2,038
Medtronic PLC	24,360	1,906
Medline, Inc., Class A (a)	48,036	1,895
Argenx SE, non-registered shares (a)	1,864	1,729
WuXi AppTec Co., Ltd., Class H	68,500	1,347
Danaher Corp.	6,996	1,333
Fresenius SE & Co. KGaA	11,068	505
Boston Scientific Corp. (a)	9,698	414
Insulet Corp. (a)	2,281	347
Alnylam Pharmaceuticals, Inc. (a)	1,101	331
GE HealthCare Technologies, Inc.	— (b)	— (b)
		155,458

Materials 6.86%
Vale SA, ordinary nominative shares	1,754,722	26,472
Vale SA (ADR), ordinary nominative shares	258,934	3,895
Freeport-McMoRan, Inc.	341,509	21,478
First Quantum Minerals, Ltd. (a)	346,898	9,476
Linde PLC	18,197	9,443
Anglo American PLC	162,264	7,947
Air Products and Chemicals, Inc.	26,611	7,802
Glencore PLC	952,397	6,496
Southern Copper Corp.	34,802	6,065
Eldorado Gold Corp. (CAD denominated)	148,010	4,607
Eldorado Gold Corp.	35,737	1,111
Ivanhoe Mines, Ltd., Class A (a)	598,704	4,690
Smurfit Westrock PLC	87,666	4,055
Heidelberg Materials AG, non-registered shares	20,896	3,986
Anglogold Ashanti PLC	46,315	3,746
Rio Tinto PLC	38,975	3,686
Grupo Mexico, SAB de CV, Series B	238,517	2,704
Corteva, Inc.	30,855	2,613
Agnico Eagle Mines, Ltd. (CAD denominated)	16,033	2,491
Lundin Mining Corp.	92,188	2,246
Franco-Nevada Corp.	9,405	1,960
Antofagasta PLC	37,890	1,924
CRH PLC	15,651	1,675

65	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Shin-Etsu Chemical Co., Ltd.	37,400	$1,631
BASF SE	29,634	1,584
Akzo Nobel NV	21,899	1,485
Lynas Rare Earths, Ltd. (a)	116,397	1,459
Air Liquide SA	7,358	1,457
LyondellBasell Industries NV	21,524	1,133
Zijin Mining Group Co., Ltd., Class A	197,100	732
China Hongqiao Group, Ltd., Class H	190,000	488
OR Royalties, Inc.	13,125	416
Mitsui Kinzoku Co., Ltd.	1,200	321
		151,274

Consumer discretionary 6.83%
Amazon.com, Inc. (a)	182,367	43,465
Tesla, Inc. (a)	41,312	17,376
Compagnie Financiere Richemont SA, Class A	53,733	12,469
Carvana Co., Class A (a)	140,714	9,262
Industria de Diseno Textil SA	140,957	8,884
MercadoLibre, Inc. (a)	4,276	7,258
Royal Caribbean Cruises, Ltd.	21,957	6,972
Home Depot, Inc.	13,245	4,671
Starbucks Corp.	45,070	4,606
Compagnie Generale des Etablissements Michelin	110,102	4,253
Trip.com Group, Ltd. (ADR) (a)	74,423	2,965
Trip.com Group, Ltd. (a)	32,436	1,288
LVMH Moet Hennessy-Louis Vuitton SE	7,188	3,980
Moncler SpA	47,676	2,766
D.R. Horton, Inc.	15,946	2,597
Midea Group Co., Ltd., Class A	169,400	1,885
Compass Group PLC	56,048	1,811
Booking Holdings, Inc.	8,950	1,595
Flutter Entertainment PLC (a)	14,827	1,515
Fast Retailing Co., Ltd.	2,900	1,483
McDonald’s Corp.	5,089	1,376
Aristocrat Leisure, Ltd.	31,803	1,355
Suzuki Motor Corp.	105,800	1,274
Accor SA	18,196	1,058
Shimano, Inc.	8,600	919
Kering SA	2,654	755
Zensho Holdings Co., Ltd.	15,000	744
Dollarama, Inc.	4,772	631
NEXT PLC	2,981	575
NIKE, Inc., Class B	11,120	456
Vinted, Ltd. (a)(c)(d)	4,978	447
		150,691

Consumer staples 4.69%
Philip Morris International, Inc.	265,345	48,004
British American Tobacco PLC	248,083	15,301
Nestle SA	129,218	13,270
Imperial Brands PLC	249,748	9,234
Sysco Corp.	34,046	2,846
JBS NV (BDR)	219,305	2,585
Bunge Global SA	21,333	2,277
Ocado Group PLC (a)	765,124	1,819
Danone SA	20,047	1,644
Coca-Cola Co.	16,932	1,376
US Foods Holding Corp. (a)	13,454	1,376
Constellation Brands, Inc., Class A	9,701	1,349

American Funds Insurance Series	66

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
WH Group, Ltd.	833,500	$884
Kweichow Moutai Co., Ltd., Class A	3,600	628
Mondelez International, Inc., Class A	8,433	488
Altria Group, Inc.	3,771	271
Coca-Cola HBC AG (CDI)	2,596	169
		103,521

Energy 3.85%
Canadian Natural Resources, Ltd. (CAD denominated)	458,124	18,128
Cameco Corp. (CAD denominated)	114,153	11,635
Cameco Corp.	43,885	4,470
EOG Resources, Inc.	111,166	14,422
Shell PLC (GBP denominated)	342,364	13,261
Shell PLC (EUR denominated)	12,196	471
Neste OYJ	156,889	5,100
Baker Hughes Co., Class A	76,191	4,229
BP PLC	609,439	3,751
TC Energy Corp. (CAD denominated)	56,272	3,726
Exxon Mobil Corp.	20,819	2,846
Expand Energy Corp.	23,665	2,158
ADNOC Drilling Co. PJSC	325,508	509
Ovintiv, Inc.	6,127	323
		85,029

Utilities 3.50%
Engie SA	670,207	21,133
Engie SA, bonus shares	41,586	1,311
Dominion Energy, Inc.	122,232	8,347
Xcel Energy, Inc.	102,861	8,260
Pinnacle West Capital Corp.	71,494	7,650
Southern Co. (The)	75,149	7,193
Iberdrola SA, non-registered shares	220,701	5,508
National Grid PLC	295,859	4,898
E.ON SE	138,373	2,855
Duke Energy Corp.	20,553	2,602
DTE Energy Co.	12,016	1,831
NextEra Energy, Inc.	20,722	1,819
Constellation Energy Corp.	6,806	1,690
Exelon Corp.	31,044	1,447
SSE PLC	21,466	694
		77,238

Real estate 0.78%
Prologis, Inc. REIT	49,010	6,639
China Resources Mixc Lifestyle Services, Ltd.	819,600	3,845
Ventas, Inc. REIT	21,168	1,880
Mitsubishi Estate Co., Ltd.	70,700	1,800
UDR, Inc. REIT	34,173	1,364
Goodman Logistics (HK), Ltd. REIT	61,586	1,335
China Resources Land, Ltd.	36,000	138
Simon Property Group, Inc. REIT	587	131
		17,132
Total common stocks (cost: $1,126,263,000)		2,100,802

67	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Preferred securities 0.63%	Shares	Value (000)
Financials 0.52%
Itau Unibanco Holding SA, preferred nominative shares	821,772	$6,715
Itau Unibanco Holding SA (ADR), preferred nominative shares	258,264	2,110
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	1,946
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	697
		11,468

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	7,713	1,080
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	1,121	660
		1,740

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	3,992	359
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	2,174	195
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	1,201	108
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	455	41
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	373	34
		737
Total preferred securities (cost: $13,400,000)		13,945
Convertible stocks 0.78%
Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	107,566	5,474
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	96,334	4,846

Information technology 0.31%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	151,009	6,788
Total convertible stocks (cost: $18,059,000)		17,108
Bonds, notes & other debt instruments 0.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	628
Brazil (Federative Republic of) 10.00% 1/1/2031	23,000	3,876
		4,504
Total bonds, notes & other debt instruments (cost: $4,619,000)		4,504
Short-term securities 3.32%	Shares
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)(g)	732,595	73,252
Total short-term securities (cost: $73,253,000)		73,252
Total investment securities 100.18% (cost: $1,235,594,000)		2,209,611
Other assets less liabilities (0.18)%		(3,939)
Net assets 100.00%		$2,205,672

American Funds Insurance Series	68

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.32%
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)	$26,204	$187,736	$140,684	$1	$(5)	$73,252	$884
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$4,208	0.19%
Vinted, Ltd. (a)(d)	4/20/2026	417	447	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(d)	4/20/2026	335	359	0.02
Vinted, Ltd., Class C, preferred shares (a)(d)	4/20/2026	182	195	0.01
Vinted, Ltd., Class E, preferred shares (a)(d)	4/20/2026	101	108	— (h)
Vinted, Ltd., Class B, preferred shares (a)(d)	4/20/2026	38	41	— (h)
Vinted, Ltd., Class F, preferred shares (a)(d)	4/20/2026	31	34	— (h)
Anthropic, PBC, Class H, preferred shares (a)(d)	5/28/2026	660	660	0.03
Total		$7,304	$6,052	0.27%

(a)	Non-income producing.
(b)	Amount less than one thousand.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

69	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 97.15%	Shares	Value (000)
Information technology 36.02%
NVIDIA Corp.	15,317,913	$3,064,961
Broadcom, Inc.	6,650,461	2,512,212
Microsoft Corp.	6,394,077	2,385,118
Applied Materials, Inc.	2,105,485	1,522,266
Taiwan Semiconductor Manufacturing Co., Ltd.	15,220,580	1,168,768
Apple, Inc.	3,525,181	1,020,046
Cisco Systems, Inc.	7,417,765	871,291
Seagate Technology Holdings PLC	872,636	842,094
Entegris, Inc.	3,114,310	560,140
Amphenol Corp., Class A	3,011,067	530,911
Corning, Inc.	1,609,163	411,028
KLA Corp.	1,044,990	315,284
Arista Networks, Inc. (a)	1,536,701	261,055
Intel Corp. (a)	1,800,601	251,418
ASML Holding NV	68,333	135,521
Salesforce, Inc.	808,792	126,705
Accenture PLC, Class A	888,876	110,612
Cognizant Technology Solutions Corp., Class A	2,562,701	99,253
Oracle Corp.	612,712	89,793
Fair Isaac Corp. (a)	69,861	83,468
Marvell Technology, Inc.	252,747	75,291
AppLovin Corp., Class A (a)	100,786	51,928
Micron Technology, Inc.	43,211	49,878
Lattice Semiconductor Corp. (a)	64,331	9,840
		16,548,881

Industrials 11.03%
RTX Corp.	3,891,439	738,323
Carrier Global Corp.	8,352,699	612,670
General Electric Co.	1,446,580	540,630
Uber Technologies, Inc. (a)	6,932,508	500,250
Automatic Data Processing, Inc.	1,559,898	349,339
XPO, Inc. (a)	1,695,007	347,968
GFL Environmental, Inc., subordinate voting shares	9,288,588	341,727
Ingersoll-Rand, Inc.	2,950,214	241,888
TransDigm Group, Inc.	149,304	198,879
Airbus SE, non-registered shares	884,404	196,848
Union Pacific Corp.	722,668	196,566
Rolls-Royce Holdings PLC	7,997,595	153,555
Caterpillar, Inc.	120,273	128,079
Watsco, Inc.	236,084	98,383
CSX Corp.	1,750,500	83,201
United Rentals, Inc.	54,661	61,925
APi Group Corp. (a)	1,376,246	58,284
Honeywell International, Inc.	249,683	55,904
Honeywell Aerospace Inc. (a)	249,683	55,200
Builders FirstSource, Inc. (a)	516,495	46,216
Northrop Grumman Corp.	75,363	38,383
Boeing Co. (The) (a)	114,449	24,775
		5,068,993

Communication services 9.74%
Alphabet, Inc., Class A	4,867,081	1,739,349
Alphabet, Inc., Class C	1,754,057	619,761
Meta Platforms, Inc., Class A	2,613,642	1,472,238

American Funds Insurance Series	70

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	6,939,023	$495,446
Comcast Corp., Class A	5,858,114	143,817
Space Exploration Technologies Corp., Class A (a)(b)	20,400	3,486
		4,474,097

Consumer discretionary 9.66%
Amazon.com, Inc. (a)	8,844,436	2,107,983
Starbucks Corp.	7,547,089	771,237
Royal Caribbean Cruises, Ltd.	1,998,925	634,719
Viking Holdings, Ltd. (a)	2,765,779	289,494
Home Depot, Inc.	673,891	237,668
Tesla, Inc. (a)	286,215	120,382
DoorDash, Inc., Class A (a)	639,814	118,065
Booking Holdings, Inc.	466,761	83,195
Carvana Co., Class A (a)	1,175,535	77,374
		4,440,117

Health care 9.43%
Eli Lilly and Co.	1,480,151	1,775,337
Vertex Pharmaceuticals, Inc. (a)	1,464,610	727,516
UnitedHealth Group, Inc.	1,116,199	463,926
CVS Health Corp.	4,034,173	417,335
Abbott Laboratories	1,797,011	163,061
AbbVie, Inc.	642,011	161,556
Thermo Fisher Scientific, Inc.	250,288	125,484
Alnylam Pharmaceuticals, Inc. (a)	341,194	102,710
Cigna Group (The)	320,014	88,221
Amgen, Inc.	197,586	71,550
Medline, Inc., Class A (a)	1,397,222	55,106
Gilead Sciences, Inc.	430,961	54,448
Cencora, Inc.	182,294	51,586
Danaher Corp.	229,459	43,707
Intuitive Surgical, Inc. (a)	78,535	31,232
		4,332,775

Financials 8.55%
JPMorgan Chase & Co.	1,860,226	608,908
Mastercard, Inc., Class A	1,096,149	562,982
BlackRock, Inc.	564,702	542,995
Wells Fargo & Co.	6,367,183	526,184
Progressive Corp.	1,708,526	373,227
Goldman Sachs Group, Inc.	198,824	201,085
U.S. Bancorp	3,254,463	196,570
Marsh & McLennan Cos., Inc.	953,815	158,972
Apollo Asset Management, Inc.	1,174,388	138,942
Morgan Stanley	661,928	138,369
Visa, Inc., Class A	382,043	131,075
Fidelity National Information Services, Inc.	3,309,862	128,687
CME Group, Inc., Class A	316,985	70,000
Chubb, Ltd.	163,091	55,572
Blackstone, Inc.	388,677	45,736
Arthur J. Gallagher & Co.	180,193	41,367
KKR & Co., Inc.	95,560	8,770
		3,929,441

Consumer staples 3.30%
British American Tobacco PLC	11,860,957	731,562

71	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Philip Morris International, Inc.	1,773,400	$320,826
Imperial Brands PLC	5,632,889	208,270
Mondelez International, Inc., Class A	2,484,083	143,679
Coca-Cola Co.	747,312	60,734
Procter & Gamble Co.	229,991	33,726
Altria Group, Inc.	210,350	15,135
		1,513,932

Energy 3.05%
Baker Hughes Co., Class A	6,812,486	378,093
Canadian Natural Resources, Ltd. (CAD denominated)	9,294,057	367,765
Canadian Natural Resources, Ltd.	169,835	6,708
TC Energy Corp. (b)	4,229,755	280,390
ONEOK, Inc.	1,218,522	105,938
Exxon Mobil Corp.	757,201	103,525
Expand Energy Corp.	935,202	85,281
Ovintiv, Inc.	785,825	41,374
EOG Resources, Inc.	256,200	33,237
		1,402,311

Utilities 2.88%
CenterPoint Energy, Inc.	7,028,737	309,546
Dominion Energy, Inc.	3,842,641	262,414
Xcel Energy, Inc.	2,980,851	239,362
Entergy Corp.	1,411,202	162,091
NextEra Energy, Inc.	1,680,867	147,530
Constellation Energy Corp.	438,495	108,909
Pinnacle West Capital Corp.	439,510	47,027
PG&E Corp.	2,706,532	45,524
		1,322,403

Materials 2.80%
Linde PLC	1,269,674	658,884
Air Products and Chemicals, Inc.	933,136	273,577
International Paper Co.	6,403,770	243,984
Royal Gold, Inc.	288,172	57,522
Freeport-McMoRan, Inc.	819,796	51,557
		1,285,524

Real estate 0.69%
Welltower, Inc. REIT	786,922	178,608
Prologis, Inc. REIT	1,018,724	138,006
		316,614
Total common stocks (cost: $22,770,035,000)		44,635,088
Convertible stocks 0.02%
Industrials 0.02%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	136,770	9,205
Total convertible stocks (cost: $9,872,000)		9,205

American Funds Insurance Series	72

Growth-Income Fund (continued)
Short-term securities 2.98%	Shares	Value (000)
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)(d)	13,711,643	$1,371,027
Total short-term securities (cost: $1,371,017,000)		1,371,027
Total investment securities 100.15% (cost: $24,150,924,000)		46,015,320
Other assets less liabilities (0.15)%		(71,123)
Net assets 100.00%		$45,944,197
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (e)	$371,066	$—	$383,384	$70,753	$(58,435)	$—	$—
Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)	1,122,736	3,751,648	3,503,184	(12)	(161)	1,371,027	20,267
Total 2.98%				$70,741	$(58,596)	$1,371,027	$20,267

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

73	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2026unaudited

Common stocks 94.57%	Shares	Value (000)
Information technology 20.72%
Taiwan Semiconductor Manufacturing Co., Ltd.	344,000	$26,415
ASML Holding NV	7,495	14,864
SK hynix, Inc.	6,440	11,362
MediaTek, Inc.	82,000	11,197
Samsung Electronics Co., Ltd.	49,811	10,890
ASMPT, Ltd.	92,200	2,845
Tokyo Electron, Ltd.	5,800	2,805
Kioxia Holdings Corp. (a)	4,800	2,725
Broadcom, Inc.	6,791	2,565
SAP SE	13,446	2,059
Lenovo Group, Ltd.	374,000	1,117
Dassault Systemes SE	38,893	792
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	6,166	706
Baidu, Inc., Class A (a)	48,000	684
Nokia Corp.	41,920	555
Fujitsu, Ltd.	26,500	529
OBIC Co., Ltd.	19,200	450
Jentech Precision Industrial Co., Ltd.	4,000	435
Bechtle AG, non-registered shares	11,647	412
eMemory Technology, Inc.	3,000	278
Delta Electronics, Inc.	4,000	248
		93,933

Financials 18.63%
UniCredit SpA	65,516	5,862
DBS Group Holdings, Ltd.	83,524	4,220
CaixaBank SA, non-registered shares	271,700	3,856
HSBC Holdings PLC (GBP denominated)	145,723	2,768
HSBC Holdings PLC (HKD denominated)	52,400	996
BNP Paribas SA	28,494	3,330
Skandinaviska Enskilda Banken AB, Class A	145,688	2,900
Banco Bilbao Vizcaya Argentaria SA	105,984	2,659
KB Financial Group, Inc.	23,627	2,430
Societe Generale	25,833	2,287
Japan Post Bank Co., Ltd.	119,847	2,283
Prudential PLC	145,804	1,942
Aviva PLC	211,333	1,823
PICC Property and Casualty Co., Ltd., Class H	980,000	1,798
NatWest Group PLC	196,601	1,733
AIA Group, Ltd.	181,800	1,667
Resona Holdings, Inc.	126,300	1,647
Euronext NV	10,069	1,611
Credicorp, Ltd.	4,057	1,581
Deutsche Boerse AG	5,612	1,531
MS&AD Insurance Group Holdings, Inc.	58,100	1,517
Axis Bank, Ltd.	104,403	1,494
Banco Santander SA	103,374	1,430
Saudi National Bank (The)	136,150	1,402
Bank Hapoalim BM	60,056	1,385
Canadian Imperial Bank of Commerce (CAD denominated)	9,573	1,102
Canadian Imperial Bank of Commerce	2,320	267
AXA SA	27,048	1,356
Standard Chartered PLC (HKD denominated)	24,600	669
Standard Chartered PLC (GBP denominated)	24,626	667
Bank Leumi le-Israel BM	56,359	1,261
T&D Holdings, Inc.	40,500	1,200
Tokio Marine Holdings, Inc.	24,300	1,076
Abu Dhabi Commercial Bank PJSC	270,188	1,068
Abu Dhabi Islamic Bank PJSC	182,646	1,027
Erste Group Bank AG	6,995	937

American Funds Insurance Series	74

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hiscox, Ltd.	36,968	$906
Mizuho Financial Group, Inc.	18,700	898
Poste Italiane SpA	26,523	868
Hana Financial Group, Inc.	11,529	854
Plus500, Ltd.	12,896	819
Munchener Ruckversicherungs-Gesellschaft AG	1,366	763
Kotak Mahindra Bank, Ltd.	177,448	737
Allianz SE	1,517	718
Tryg A/S	29,266	666
Zurich Insurance Group AG	863	637
London Stock Exchange Group PLC	5,827	631
ING Groep NV	19,440	615
Grupo Financiero Banorte, SAB de CV, Series O	55,732	588
XP, Inc., Class A	33,859	551
Etoro Group, Ltd., Class A (a)	13,573	536
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	853,000	512
Great-West Lifeco, Inc.	7,967	508
Bank Mandiri (Persero) Tbk PT	2,290,600	495
Brookfield Corp., Class A (CAD denominated)	11,472	489
Banca Generali SpA	5,950	443
Macquarie Group, Ltd.	2,432	423
Shinhan Financial Group Co., Ltd.	6,552	406
BAWAG Group AG	2,019	405
ICICI Bank, Ltd.	26,557	387
FirstRand, Ltd.	62,574	371
3i Group PLC	10,779	356
Royal Bank of Canada	1,529	317
Grupo Financiero Inbursa, SAB de CV	131,638	313
HDFC Bank, Ltd.	35,169	297
Hong Kong Exchanges and Clearing, Ltd.	6,300	293
Banco BTG Pactual SA, units	27,500	288
PKO Bank Polski SA, Class C	7,859	216
Shriram Finance, Ltd.	15,764	176
Medibank Private, Ltd.	34,548	119
CVC Capital Partners PLC	6,563	95
Sberbank of Russia PJSC (b)	476,388	— (c)
		84,478

Industrials 13.98%
BAE Systems PLC	266,987	6,532
Airbus SE, non-registered shares	21,480	4,781
Ryanair Holdings PLC (ADR)	71,018	4,598
Siemens AG	10,774	3,462
Deutsche Post AG	42,788	2,596
Recruit Holdings Co., Ltd.	34,700	2,415
Safran SA	5,790	2,289
Hitachi, Ltd.	71,500	1,987
Bombardier, Inc., Class B (a)	7,825	1,802
Singapore Technologies Engineering, Ltd.	211,600	1,707
Rolls-Royce Holdings PLC	86,922	1,669
Diploma PLC	16,718	1,582
VAT Group AG	1,802	1,576
Mitsubishi Electric Corp.	41,500	1,522
DSV A/S	5,782	1,373
International Consolidated Airlines Group SA (CDI)	213,452	1,354
ITOCHU Corp.	110,300	1,268
Techtronic Industries Co., Ltd.	74,500	1,244
Copa Holdings SA, Class A	7,251	1,128
ABB, Ltd.	10,383	1,127
Schneider Electric SE	3,407	1,118

75	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Komatsu, Ltd.	26,900	$1,053
SPIE SA	16,098	928
Alliance Global Group, Inc.	6,712,500	876
Deutsche Lufthansa AG	75,650	866
RELX PLC	26,426	832
Mitsui & Co., Ltd.	27,900	777
SMC Corp.	1,700	756
Contemporary Amperex Technology Co., Ltd., Class A	12,600	733
Compagnie de Saint-Gobain SA, non-registered shares	7,979	722
Hanwha Aerospace Co., Ltd.	1,114	718
Kingspan Group PLC	6,915	633
Fujikura, Ltd.	15,600	606
Adani Ports & Special Economic Zone, Ltd.	31,037	597
Daikin Industries, Ltd.	3,800	577
Caterpillar, Inc.	524	558
Kubota Corp.	33,200	556
International Container Terminal Services, Inc.	26,360	385
Weir Group PLC (The)	11,772	376
Taisei Corp.	4,000	355
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	319
ASSA ABLOY AB, Class B	8,938	316
Full Truck Alliance Co., Ltd., Class A (ADR)	36,623	297
Leonardo SpA	5,420	291
LG Corp.	4,314	272
Vinci SA	1,848	270
Ebara Corp.	6,200	243
Metso Corp.	13,180	229
SGH, Ltd.	6,284	204
IHI Corp.	10,000	169
Volvo AB, Class B	4,824	164
Larsen & Toubro, Ltd.	3,684	162
Amada Co., Ltd.	6,900	127
Ayala Corp.	15,560	106
Babcock International Group PLC	7,840	99
Wolters Kluwer NV	1,344	87
		63,389

Materials 7.30%
Glencore PLC	587,690	4,008
Vale SA (ADR), ordinary nominative shares	153,008	2,301
Vale SA, ordinary nominative shares	65,758	992
Barrick Mining Corp.	84,448	3,102
BASF SE	57,573	3,078
Heidelberg Materials AG, non-registered shares	8,400	1,602
Amcor PLC	23,987	1,040
Amcor PLC (CDI)	12,681	548
Valterra Platinum, Ltd. (ZAR denominated)	20,803	1,395
Valterra Platinum, Ltd. (GBP denominated)	2,492	168
Nutrien, Ltd. (CAD denominated)	17,484	1,102
Nutrien, Ltd.	6,805	428
Grupo Mexico, SAB de CV, Series B	96,749	1,097
Mitsubishi Chemical Group Corp.	147,200	1,023
Mitsui Kinzoku Co., Ltd.	3,800	1,018
Linde PLC	1,849	959
Agnico Eagle Mines, Ltd. (CAD denominated)	6,105	949
Norsk Hydro ASA	104,911	946
Southern Copper Corp.	4,107	716
Freeport-McMoRan, Inc.	10,722	674
Pan American Silver Corp.	14,714	659
Holcim, Ltd.	6,636	601

American Funds Insurance Series	76

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anhui Conch Cement Co., Ltd., Class H	257,500	$552
KGHM Polska Miedz SA	5,827	514
Antofagasta PLC	9,183	466
Aura Minerals, Inc.	7,166	451
ArcelorMittal SA	7,425	446
Saudi Basic Industries Corp., non-registered shares	30,469	418
Baoshan Iron & Steel Co., Ltd., Class A	517,500	415
LG Chem, Ltd.	2,192	398
Fortescue, Ltd.	23,214	309
Air Liquide SA	1,237	245
Impala Platinum Holdings, Ltd.	21,274	222
Shin-Etsu Chemical Co., Ltd.	4,600	201
CEMEX, SAB de CV (ADR)	6,400	77
Alrosa PJSC (a)(b)	53,607	— (c)
		33,120

Consumer discretionary 7.06%
Industria de Diseno Textil SA	79,935	5,038
Trip.com Group, Ltd. (ADR) (a)	52,918	2,109
Trip.com Group, Ltd. (a)	9,800	389
Prosus NV, Class N	46,160	2,006
Compagnie Financiere Richemont SA, Class A	8,275	1,920
Renault SA	64,163	1,841
Compagnie Generale des Etablissements Michelin	46,735	1,805
H World Group, Ltd. (ADR)	39,855	1,663
Panasonic Holdings Corp.	56,773	1,594
LVMH Moet Hennessy-Louis Vuitton SE	2,696	1,493
MGM China Holdings, Ltd.	1,128,000	1,463
Nitori Holdings Co., Ltd.	88,400	1,314
Moncler SpA	18,902	1,097
Fuyao Glass Industry Group Co., Ltd., Class A	140,700	1,048
ANTA Sports Products, Ltd.	95,800	870
Entain PLC	109,687	814
Li Ning Co., Ltd.	293,000	552
Paltac Corp.	12,300	504
InterContinental Hotels Group PLC	2,880	497
Amadeus IT Group SA, Class A, non-registered shares	8,383	481
Games Workshop Group PLC	1,453	417
Shenzhou International Group Holdings, Ltd.	79,800	402
Dixon Technologies (India), Ltd.	3,139	398
Hyundai Motor Co.	1,220	393
Amber Enterprises India, Ltd. (a)	4,290	344
Ryohin Keikaku Co., Ltd.	14,800	323
Galaxy Entertainment Group, Ltd.	75,361	284
Aristocrat Leisure, Ltd.	5,024	214
B&M European Value Retail PLC	70,883	183
Vinted, Ltd. (a)(b)(d)	1,936	174
ASICS Corp.	4,300	117
Meituan, Class B (a)	12,900	114
Berkeley Group Holdings PLC (a)	2,134	99
Sumitomo Electric Industries, Ltd.	3,600	66
		32,026

Consumer staples 6.69%
British American Tobacco PLC	81,441	5,023
Philip Morris International, Inc.	22,235	4,023
KT&G Corp.	35,028	3,842
Nestle SA	29,110	2,989
Carlsberg A/S, Class B	15,661	2,055

77	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	4,483	$1,967
Carrefour SA, non-registered shares	87,136	1,619
Imperial Brands PLC	42,665	1,577
Arca Continental, SAB de CV	122,582	1,469
Danone SA	14,247	1,168
Diageo PLC	57,781	1,161
Anheuser-Busch InBev SA/NV	13,483	1,112
Ajinomoto Co., Inc.	29,100	1,059
Yamazaki Baking Co., Ltd.	23,800	469
United Spirits, Ltd.	27,919	399
Shiseido Co., Ltd.	23,500	380
		30,312

Health care 5.49%
AstraZeneca PLC (GBP denominated)	43,176	8,077
Novo Nordisk AS, Class B	79,513	3,815
Roche Holding AG, nonvoting shares	7,914	3,258
Sanofi	37,202	3,179
EssilorLuxottica SA	6,491	1,218
Takeda Pharmaceutical Co., Ltd.	30,500	963
Siemens Healthineers AG	21,369	835
Grifols SA, Class B (ADR)	111,869	792
Chugai Pharmaceutical Co., Ltd.	14,300	662
Haleon PLC	108,528	501
Max Healthcare Institute, Ltd.	40,315	484
Genus PLC	12,043	343
Fresenius SE & Co. KGaA	7,126	325
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	36,800	272
Rede D’Or Sao Luiz SA	21,041	142
Euroapi SA (a)	1,412	2
		24,868

Communication services 5.11%
Orange	168,511	3,178
Singapore Telecommunications, Ltd.	914,200	3,133
Koninklijke KPN NV	626,643	3,109
BT Group PLC	1,012,239	2,553
NetEase, Inc.	42,600	1,097
NetEase, Inc. (ADR)	7,565	969
Tencent Holdings, Ltd.	34,000	1,874
Bharti Airtel, Ltd.	61,894	1,213
MTN Group, Ltd.	86,352	1,202
Advanced Info Service PCL, foreign registered shares	75,600	839
Nippon Television Holdings, Inc.	40,500	696
America Movil, SAB de CV, Class B (ADR)	26,622	692
Swisscom AG	770	594
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	429
Publicis Groupe SA	4,169	412
KT Corp. (ADR)	19,450	336
HYBE Co., Ltd.	2,516	314
Millicom International Cellular SA	3,345	303
Nintendo Co., Ltd.	5,500	231
		23,174

Energy 4.51%
TotalEnergies SE (EUR denominated)	98,304	7,636
Cameco Corp. (CAD denominated)	23,672	2,413
Cenovus Energy, Inc. (CAD denominated)	84,696	2,101

American Funds Insurance Series	78

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,315	$306
Canadian Natural Resources, Ltd. (CAD denominated)	57,831	2,288
Shell PLC (GBP denominated)	35,189	1,363
Tourmaline Oil Corp.	29,093	1,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	43,469	703
Gaztransport & Technigaz SA	2,914	617
SLB, Ltd.	12,631	587
BP PLC	74,995	462
Adnoc Gas PLC	387,754	363
TC Energy Corp. (CAD denominated)	4,877	323
South Bow Corp.	2,101	74
Sovcomflot PAO (a)(b)	356,717	— (c)
		20,453

Utilities 3.77%
Iberdrola SA, non-registered shares	158,898	3,966
Engie SA	108,879	3,433
RWE AG	45,941	2,976
SSE PLC	62,541	2,021
Veolia Environnement SA	26,678	1,111
Adani Power, Ltd. (a)	376,518	896
Kansai Electric Power Co., Inc.	53,500	752
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	662
Snam SpA	81,216	585
Public Power Corp. SA (a)	13,359	352
CPFL Energia SA	33,791	293
Companhia de Saneamento de Minas Gerais COPASA MG	2,400	28
		17,075

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	62,200	1,583
China Resources Land, Ltd.	219,000	841
Link REIT	176,868	825
Prologis Property Mexico, SA de CV, REIT	168,725	731
CK Asset Holdings, Ltd.	104,500	591
Henderson Land Development Co., Ltd.	165,000	524
Sun Hung Kai Properties, Ltd.	33,500	483
Goodman Logistics (HK), Ltd. REIT	10,467	227
Longfor Group Holdings, Ltd. (e)	196,242	151
		5,956
Total common stocks (cost: $272,642,000)		428,784
Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(d)	1,553	140
Vinted, Ltd., Class C, preferred shares (a)(b)(d)	846	76
Vinted, Ltd., Class E, preferred shares (a)(b)(d)	467	42
Vinted, Ltd., Class B, preferred shares (a)(b)(d)	177	16
Vinted, Ltd., Class F, preferred shares (a)(b)(d)	145	13
		287

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	263
Total preferred securities (cost: $450,000)		550

79	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 4.30%	Shares	Value (000)
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)(g)	194,848	$19,483
Total short-term securities (cost: $19,483,000)		19,483
Total investment securities 98.99% (cost: $292,575,000)		448,817
Other assets less liabilities 1.01%		4,602
Net assets 100.00%		$453,419
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.30%
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)	$5,441	$65,496	$51,452	$(2)	$— (c)	$19,483	$262
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Vinted, Ltd. (a)(b)	4/20/2026	$162	$174	0.04%
Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	130	140	0.03
Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	71	76	0.02
Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	39	42	0.01
Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	15	16	— (h)
Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	12	13	— (h)
Total		$429	$461	0.10%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

American Funds Insurance Series	80

International Growth and Income Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

81	American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2026unaudited

Common stocks 75.84%	Shares	Value (000)
Financials 15.11%
JPMorgan Chase & Co.	64,577	$21,138
NatWest Group PLC	1,289,020	11,361
DBS Group Holdings, Ltd.	207,616	10,490
Wells Fargo & Co.	124,862	10,319
PNC Financial Services Group, Inc.	40,785	10,042
UniCredit SpA	107,438	9,612
Progressive Corp.	43,489	9,500
Morgan Stanley	41,099	8,591
Zurich Insurance Group AG	11,434	8,445
BNP Paribas SA	63,765	7,453
ING Groep NV	222,075	7,026
BlackRock, Inc.	7,251	6,972
Banco Bilbao Vizcaya Argentaria SA	274,692	6,891
Samsung Life Insurance Co., Ltd.	25,423	6,637
KB Financial Group, Inc.	62,721	6,450
Truist Financial Corp.	122,533	6,105
Intact Financial Corp.	28,888	5,962
Banco Santander SA	405,636	5,612
Munchener Ruckversicherungs-Gesellschaft AG	9,351	5,220
Tokio Marine Holdings, Inc.	113,800	5,039
Toronto-Dominion Bank (The)	39,762	4,835
Banco BPM SpA	273,056	4,716
Japan Post Bank Co., Ltd.	222,100	4,231
Euronext NV	22,395	3,583
Sumitomo Mitsui Financial Group, Inc.	88,300	3,452
Bank of America Corp.	58,426	3,329
CME Group, Inc., Class A	14,332	3,165
Marsh & McLennan Cos., Inc.	18,983	3,164
Mizuho Financial Group, Inc.	65,400	3,140
T&D Holdings, Inc.	103,000	3,051
Samsung Fire & Marine Insurance Co., Ltd.	7,051	2,824
Apollo Asset Management, Inc.	22,958	2,716
TPG, Inc., Class A	66,157	2,683
Resona Holdings, Inc.	198,900	2,594
Skandinaviska Enskilda Banken AB, Class A	129,430	2,576
3i Group PLC	74,909	2,472
Hana Financial Group, Inc.	31,289	2,319
Blue Owl Capital, Inc., Class A	262,516	2,297
Canadian Imperial Bank of Commerce (CAD denominated)	19,320	2,225
AIA Group, Ltd.	219,400	2,012
State Street Corp.	11,802	2,002
EFG International AG	98,549	1,977
PICC Property and Casualty Co., Ltd., Class H	1,000,000	1,835
East West Bancorp, Inc.	14,036	1,812
National Bank of Canada	11,434	1,805
BPER Banca SpA	113,889	1,788
Citizens Financial Group, Inc.	23,662	1,658
Mitsubishi UFJ Financial Group, Inc.	78,600	1,559
Sampo Oyj, Class A	147,070	1,546
Western Union Co.	198,474	1,528
Allianz SE	3,113	1,473
Nordnet AB	37,806	1,437
Shinhan Financial Group Co., Ltd.	22,966	1,423
Power Corp. of Canada, subordinate voting shares	21,489	1,340
HSBC Holdings PLC (HKD denominated)	63,600	1,209
American International Group, Inc.	15,329	1,142
Citigroup, Inc.	7,792	1,091
Saudi National Bank (The)	103,167	1,062
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,055
Bank of Hawaii Corp.	12,474	1,016
Abu Dhabi Commercial Bank PJSC	257,012	1,016

American Funds Insurance Series	82

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Equitable Holdings, Inc.	19,938	$875
Vontobel Holding AG	9,531	866
Blackstone, Inc.	7,179	845
360 ONE WAM, Ltd.	70,271	802
Poste Italiane SpA	23,644	773
Patria Investments, Ltd., Class A	57,153	628
London Stock Exchange Group PLC	4,415	478
Medibank Private, Ltd.	134,820	464
Capital One Financial Corp.	1,796	360
Bank of China, Ltd., Class H	397,000	253
Banco BTG Pactual SA, units	18,613	195
Sberbank of Russia PJSC (a)	204,176	— (b)
		267,562

Information technology 11.65%
Broadcom, Inc.	187,818	70,948
Taiwan Semiconductor Manufacturing Co., Ltd.	916,800	70,400
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	499	238
Microsoft Corp.	32,829	12,246
Seagate Technology Holdings PLC	12,011	11,591
KLA Corp.	26,500	7,995
Tokyo Electron, Ltd.	13,200	6,383
Samsung Electronics Co., Ltd.	23,304	5,095
MediaTek, Inc.	36,000	4,916
Lenovo Group, Ltd.	954,179	2,850
TE Connectivity PLC	11,279	2,274
Accenture PLC, Class A	17,925	2,230
Texas Instruments, Inc.	7,354	2,192
Analog Devices, Inc.	4,844	1,924
TDK Corp.	72,200	1,613
SAP SE	8,376	1,283
Skyworks Solutions, Inc.	11,558	784
LITE-ON Technology Corp.	93,000	654
Otsuka Corp.	35,300	604
		206,220

Industrials 8.85%
RTX Corp.	134,083	25,440
BAE Systems PLC	464,696	11,368
Union Pacific Corp.	32,034	8,713
Volvo AB, Class B	255,637	8,691
Marubeni Corp.	286,700	8,349
Siemens AG	25,896	8,321
Mitsubishi Corp.	260,281	7,001
Deere & Co.	8,116	5,148
RELX PLC	146,784	4,623
Deutsche Post AG	73,761	4,476
Paychex, Inc.	45,214	4,446
Schneider Electric SE	13,522	4,436
Bouygues SA	74,321	4,147
Waste Management, Inc.	17,901	3,990
Watsco, Inc.	8,562	3,568
Northrop Grumman Corp.	6,788	3,457
ITOCHU Corp.	285,700	3,285
Singapore Technologies Engineering, Ltd.	405,200	3,270
CK Hutchison Holdings, Ltd.	377,000	3,204
Ryanair Holdings PLC (ADR)	45,467	2,944
Automatic Data Processing, Inc.	12,517	2,803
Localiza Rent a Car SA, ordinary nominative shares	316,578	2,547

83	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Localiza Rent a Car SA	10,670	$83
Honeywell International, Inc.	11,594	2,596
Honeywell Aerospace Inc. (c)	11,594	2,563
Airbus SE, non-registered shares	11,214	2,496
Weichai Power Co., Ltd., Class A	443,300	1,798
SPIE SA	29,106	1,679
Lockheed Martin Corp.	2,878	1,466
Trinity Industries, Inc.	35,854	1,240
Komatsu, Ltd.	29,500	1,155
CSX Corp.	22,778	1,083
Transurban Group	102,220	1,020
Hikari Tsushin, Inc.	4,000	875
AirTAC International Group	19,000	802
Experian PLC	17,821	599
Sulzer AG	3,498	581
Brambles, Ltd.	40,982	553
Robert Half, Inc.	16,144	496
UL Solutions, Inc., Class A	4,397	448
Safran SA	1,001	396
Valmet OYJ	12,760	308
LG Corp.	4,374	276
		156,740

Health care 8.37%
AbbVie, Inc.	135,457	34,086
AstraZeneca PLC (GBP denominated)	106,910	20,001
Amgen, Inc.	32,679	11,834
Gilead Sciences, Inc.	89,748	11,339
Johnson & Johnson	38,974	9,898
Merck & Co., Inc.	61,381	7,888
UnitedHealth Group, Inc.	18,812	7,819
Abbott Laboratories	80,920	7,343
Sanofi	82,078	7,014
Novo Nordisk AS, Class B	142,037	6,814
Royalty Pharma PLC, Class A	118,559	6,648
CVS Health Corp.	52,425	5,423
Roche Holding AG, nonvoting shares	11,679	4,807
Takeda Pharmaceutical Co., Ltd.	82,825	2,615
Medtronic PLC	20,379	1,594
Sandoz Group AG	16,835	1,521
GSK PLC	43,796	1,149
EssilorLuxottica SA	1,524	286
		148,079

Consumer staples 8.28%
Philip Morris International, Inc.	278,767	50,432
British American Tobacco PLC	507,485	31,301
British American Tobacco PLC (ADR)	41,671	2,573
Mondelez International, Inc., Class A	255,702	14,790
Altria Group, Inc.	142,754	10,271
Imperial Brands PLC	191,638	7,086
Nestle SA	65,172	6,693
Coca-Cola Co.	51,043	4,148
Danone SA	30,047	2,464
Kimberly-Clark Corp.	21,580	2,369
Sysco Corp.	26,965	2,254
KT&G Corp.	18,359	2,013
L’Oreal SA, non-registered shares	3,865	1,696
Procter & Gamble Co.	9,792	1,436

American Funds Insurance Series	84

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Marks and Spencer Group PLC	288,143	$1,422
PepsiCo, Inc.	9,978	1,351
WH Group, Ltd.	1,026,000	1,088
Anheuser-Busch InBev SA/NV	12,119	999
Carlsberg A/S, Class B	6,774	889
Constellation Brands, Inc., Class A	4,938	687
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	589
		146,551

Utilities 6.18%
Dominion Energy, Inc.	201,344	13,750
Engie SA	280,326	8,839
Engie SA, bonus shares	36,900	1,163
National Grid PLC	552,603	9,149
Iberdrola SA, non-registered shares	343,090	8,563
CenterPoint Energy, Inc.	154,358	6,798
DTE Energy Co.	43,955	6,697
Pinnacle West Capital Corp.	60,748	6,500
E.ON SE	276,699	5,709
SSE PLC	164,544	5,318
Xcel Energy, Inc.	57,487	4,616
Veolia Environnement SA	102,676	4,276
Atmos Energy Corp.	22,858	3,938
Duke Energy Corp.	26,763	3,388
Sempra	33,296	3,087
RWE AG	43,954	2,848
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,373
Brookfield Infrastructure Partners, LP	5,100	186
Power Grid Corp. of India, Ltd.	800,295	2,434
Entergy Corp.	17,392	1,998
CMS Energy Corp.	25,091	1,919
SembCorp Industries, Ltd.	285,000	1,404
Southern Co. (The)	14,049	1,345
NextEra Energy, Inc.	10,546	926
AES Corp.	48,667	713
Exelon Corp.	13,935	650
Kansai Electric Power Co., Inc.	41,300	580
Power Assets Holdings, Ltd.	43,000	314
		109,481

Consumer discretionary 5.22%
Royal Caribbean Cruises, Ltd.	42,420	13,470
Starbucks Corp.	126,417	12,919
Compagnie Generale des Etablissements Michelin	301,369	11,641
McDonald’s Corp.	35,117	9,492
Industria de Diseno Textil SA	136,411	8,597
Home Depot, Inc.	24,301	8,570
Compagnie Financiere Richemont SA, Class A	25,832	5,994
Yum! Brands, Inc.	35,844	5,730
Midea Group Co., Ltd., Class A	452,266	5,032
Restaurant Brands International, Inc.	33,410	2,423
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,122
Darden Restaurants, Inc.	7,386	1,522
NEXT PLC	6,500	1,254
Vail Resorts, Inc.	8,836	1,203
Evolution AB (c)	11,035	760
Aristocrat Leisure, Ltd.	11,598	494
Genuine Parts Co.	3,350	395

85	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	5,975	$343
Tractor Supply Co.	9,423	298
H World Group, Ltd.	34,300	144
		92,403

Energy 4.44%
Canadian Natural Resources, Ltd. (CAD denominated)	406,740	16,094
Canadian Natural Resources, Ltd.	58,224	2,300
Exxon Mobil Corp.	121,898	16,666
ONEOK, Inc.	91,932	7,993
TotalEnergies SE (EUR denominated)	99,639	7,740
Shell PLC (GBP denominated)	140,310	5,435
Shell PLC (ADR)	9,558	741
EOG Resources, Inc.	42,854	5,559
ConocoPhillips	50,047	5,203
Chevron Corp.	18,233	3,022
TC Energy Corp. (CAD denominated)	35,873	2,376
Cenovus Energy, Inc.	62,265	1,545
Cenovus Energy, Inc. (CAD denominated)	15,681	389
DT Midstream, Inc.	10,692	1,569
EQT Corp.	22,813	1,213
Adnoc Gas PLC	656,312	615
SLB, Ltd.	3,802	177
		78,637

Materials 3.26%
Air Products and Chemicals, Inc.	35,242	10,332
Rio Tinto PLC	61,136	5,782
Smurfit Westrock PLC	123,543	5,715
Vale SA, ordinary nominative shares	227,775	3,436
Vale SA (ADR), ordinary nominative shares	81,961	1,233
Linde PLC	8,956	4,648
Barrick Mining Corp.	67,346	2,474
Barrick Mining Corp. (CAD denominated)	47,317	1,740
BASF SE	71,482	3,821
Anglo American PLC	68,905	3,375
Antofagasta PLC	57,008	2,896
Nitto Denko Corp.	118,447	2,333
Shin-Etsu Chemical Co., Ltd.	50,862	2,218
Amcor PLC	34,450	1,494
BHP Group, Ltd.	31,316	1,307
Akzo Nobel NV	12,431	843
International Paper Co.	20,107	766
Glencore PLC	110,555	754
International Flavors & Fragrances, Inc.	8,803	697
Air Liquide SA	3,051	604
LyondellBasell Industries NV	9,604	506
Nutrien, Ltd.	3,705	233
CF Industries Holdings, Inc.	1,794	194
Dow, Inc.	5,938	163
Valterra Platinum, Ltd. (ZAR denominated)	2,091	140
		57,704

Communication services 2.35%
Singapore Telecommunications, Ltd.	3,929,500	13,465
Publicis Groupe SA	63,700	6,296
Comcast Corp., Class A	133,308	3,273
AT&T, Inc.	152,509	3,157

American Funds Insurance Series	86

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	71,500	$3,003
Verizon Communications, Inc.	67,668	2,865
Omnicom Group, Inc.	39,012	2,841
Koninklijke KPN NV	408,230	2,025
T-Mobile US, Inc.	11,581	1,942
NetEase, Inc.	44,900	1,156
Deutsche Telekom AG	31,259	852
Swisscom AG	566	437
BT Group PLC	74,759	189
Versant Media Group, Inc., Class A	2,735	98
		41,599

Real estate 2.13%
Welltower, Inc. REIT	44,685	10,142
Public Storage REIT	19,203	6,112
VICI Properties, Inc. REIT	118,103	3,136
Prologis, Inc. REIT	21,233	2,876
Extra Space Storage, Inc. REIT	19,031	2,765
Mindspace Business Parks REIT	413,863	2,071
AB Sagax, Class B	116,645	1,856
Equinix, Inc. REIT	1,767	1,842
CTP NV	86,744	1,584
Rexford Industrial Realty, Inc. REIT	43,604	1,461
Simon Property Group, Inc. REIT	5,962	1,333
UDR, Inc. REIT	30,557	1,220
American Tower Corp. REIT	6,615	1,082
Kimco Realty Corp. REIT	5,095	129
		37,609
Total common stocks (cost: $861,213,000)		1,342,585
Preferred securities 0.14%
Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,823	2,580
Total preferred securities (cost: $2,844,000)		2,580
Convertible stocks 1.28%
Communication services 0.85%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	147,554	7,509
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	147,554	7,422
		14,931

Information technology 0.25%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	68,962	3,100
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	17,514	1,343
		4,443

Financials 0.09%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,638

87	American Funds Insurance Series

Capital Income Builder (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	$1,561
Total convertible stocks (cost: $22,853,000)		22,573
Bonds, notes & other debt instruments 16.58%	Principal amount (000)
U.S. Treasury bonds & notes 6.73%
U.S. Treasury 6.73%
U.S. Treasury 1.125% 10/31/2026	USD995	986
U.S. Treasury 2.00% 11/15/2026	2,800	2,780
U.S. Treasury 4.625% 11/15/2026	1,200	1,203
U.S. Treasury 4.00% 1/15/2027	6,541	6,543
U.S. Treasury 0.50% 4/30/2027	2,375	2,307
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,797
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 4.00% 2/29/2028	745	743
U.S. Treasury 1.25% 3/31/2028	1,350	1,284
U.S. Treasury 3.625% 3/31/2028	3	3
U.S. Treasury 4.125% 6/30/2028	23,127	23,115
U.S. Treasury 3.50% 12/15/2028	624	614
U.S. Treasury 3.50% 2/15/2029	62	61
U.S. Treasury 4.125% 6/15/2029	10,870	10,861
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	370
U.S. Treasury 3.625% 9/30/2030	809	791
U.S. Treasury 4.125% 6/30/2031	17,054	16,995
U.S. Treasury 3.75% 8/31/2031	1,257	1,230
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.25% 6/30/2033	8,972	8,937
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.375% 5/15/2036	13,748	13,676
U.S. Treasury 4.375% 11/15/2039	1,011	982
U.S. Treasury 4.75% 2/15/2041	1,730	1,731
U.S. Treasury 2.00% 11/15/2041	300	208
U.S. Treasury 5.00% 5/15/2046	2,330	2,347
U.S. Treasury 2.375% 5/15/2051	196	123
U.S. Treasury 4.00% 11/15/2052	152	130
U.S. Treasury 4.75% 5/15/2055	422	409
U.S. Treasury 4.75% 2/15/2056	18,029	17,514
U.S. Treasury 5.00% 5/15/2056	1,260	1,273
		119,153

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)	41	38
Total U.S. Treasury bonds & notes		119,191
Mortgage-backed obligations 4.96%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	— (b)	— (b)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	663	623
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	230	216
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	1	1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	5	5
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (e)	170	171

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	USD7	$7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	27	25
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	147	136
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,682	1,544
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,347	2,088
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	267	239
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	107	94
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	70	61
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	38	34
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	11	9
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	111	98
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	76	66
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	113	100
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (e)	88	77
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	171	137
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)	48	39
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	20	16
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	145	127
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	17	15
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)	149	130
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	100	89
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	134	107
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (e)	60	53
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	162	130
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	16
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	70	63
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	734	657
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)	98	86
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	418	368
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	232	212
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	208	175
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)	124	104
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	96	90
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	8	7
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (e)	769	643
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	167	140
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)	606	530
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (e)	80	72
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	46	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	140	112
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	97	98
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	89	91

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	USD127	$129
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	77	78
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)	170	149
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	208	206
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	207	210
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,029	1,056
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	256	259
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	285	294
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	190	196
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	138	142
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	90	87
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	109	108
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	679	685
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	294	301
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	32	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	490	501
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	48	50
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	18	19
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	17	18
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	361	381
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	703	709
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	91	93
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	43	44
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	845	856
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	78	80
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	56	56
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	317	329
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	81	83
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	22	23
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	16	16
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	130	132
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	538	551
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	134	138
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	127	131
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	80	82
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	53	55
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	15	15
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,246	2,311
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	233	239
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	5	5
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	12	13
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	187	188
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	31	32
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	210	213
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	520	504
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	182	179
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	410	393
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	405	414
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	299	287
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	317	304
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	52	53
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	1	1

American Funds Insurance Series	90

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD18	$18
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	764	782
Fannie Mae Pool #DE6037 6.00% 8/1/2055 (e)	297	304
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	2	2
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)	137	145
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (e)	1,204	1,209
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)	95	100
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (e)	334	313
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	638	628
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (e)	8	8
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (e)	303	290
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	294	302
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	201	206
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	484	466
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	341	293
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	347	325
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	97	91
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	56	49
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	98	86
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	162	153
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	20	19
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	9	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	844	826
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	10	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	123	108
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)	63	51
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	58	51
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	114	101
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	45	37
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	228	183
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	103	90
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	705	617
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	427	388
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)	207	188
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	422	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	281	264
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	657	635
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	351	296
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	135	118
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	41	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	103	90
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)	347	316
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	149	144
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	516	512
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	251	253
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	63	59
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	25	23
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,233	2,028
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	93	94
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	21	18
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	400	386
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	82	81

91	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	USD431	$435
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	28	28
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	59	60
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	11	12
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	9	10
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	5	5
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	27	27
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	16	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	14	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	175	177
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	553	547
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	38	38
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	7	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	5	5
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	13	14
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	793	811
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	15	15
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	374	385
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	316	335
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	244	247
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	35	36
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	15	15
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	73	73
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	21	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	66	67
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	51	51
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	242	252
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	209	216
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	61	62
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	57	59
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	14	14
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	12	13
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (e)	53	55
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	113	115
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	13	13
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	1	1
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)	261	277
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	32	32
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)	20	21
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	16	17
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	15	15
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	14	15
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	7	7
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)	81	83
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	76	73
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	48	48
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	57	57
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	269	270
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	249	226

American Funds Insurance Series	92

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	USD36	$34
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	146	150
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	66	68
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	6	6
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	11	11
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	315	323
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	224	229
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	18	18
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	14	14
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	340	360
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)	343	337
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (e)	523	515
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	80	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	169	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	160	151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	76	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	63	57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	786	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	251	241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	401	383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	11	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	605	591
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	864	822
Government National Mortgage Assn. 4.50% 7/1/2056 (e)(g)	48	46
Government National Mortgage Assn. 5.50% 7/1/2056 (e)(g)	137	138
Government National Mortgage Assn. 6.00% 7/1/2056 (e)(g)	137	140
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	143	140
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	2,516	2,367
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	53	50
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	335	332
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	902	894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	24	22
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	363	365
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)	77	77
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (b)	— (b)
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(g)	489	391
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(g)	323	270
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(g)	1,575	1,373
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(g)	96	87
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(g)	3,082	2,881
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(g)	718	688
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(g)	792	778
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(g)	498	499
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(g)	29	30
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(g)	3,134	3,242
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (e)(g)	200	212
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(g)	943	753
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(g)	1,012	845
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (e)(g)	193	175
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(g)	347	341
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(g)	345	346
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(g)	1,314	1,339
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(g)	2,046	2,151
		70,003

93	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	USD65	$59
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	467	454
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	53	50
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	121	121
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	341	334
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	124	117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	4	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (e)(f)(h)	136	137
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (e)(f)(h)	37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (e)(f)(h)	52	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (e)(f)(h)	375	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (e)(f)(h)	3	3
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (e)(f)(h)	2,064	2,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (e)(f)(h)	104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (e)(f)(h)	11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (e)(f)(h)	1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (e)(f)(h)	610	728
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	62	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	37	37
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	559	561
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	41	41
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)	78	79
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	261	260
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	81	81
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (e)(f)(h)	125	125
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	110	110
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	246	247
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	641	645
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	95	94
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (e)(h)	554	522
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (e)(f)(h)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	8	8
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	6	6
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	3	3
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	277	252
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(h)(j)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	166	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	54	54
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	71	71
		10,019

Commercial mortgage-backed securities 0.44%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(h)	296	298
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)	41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	126

American Funds Insurance Series	94

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (e)(f)(h)	USD73	$73
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (e)(f)(h)	47	47
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	586
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (e)(f)(h)	157	158
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (e)(f)(h)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (e)(f)(h)	100	100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	241
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (e)(f)(h)	120	120
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)	574	581
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)	965	964
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	213
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	591
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)	100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)	243	244
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	541	550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (e)(f)(h)	104	105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)	312	310
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (e)(f)(h)	597	592
		7,830
Total mortgage-backed obligations		87,852
Corporate bonds and notes 4.11%
Financials 0.99%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	689
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	15	15
Aon North America, Inc. 5.45% 3/1/2034	6	6
Arch Capital Group, Ltd. 5.25% 6/15/2036	89	89
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Athene Global Funding 5.133% 6/1/2029 (h)	166	166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	22	19
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	238	210
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)	75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)	595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	409
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)	110	110
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	190	193
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35

95	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.30% 5/20/2036	USD151	$153
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)	660	660
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)	200	174
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)	651	651
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	150	150
Equitable America Global Funding 5.125% 6/15/2031 (h)	385	387
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	1,210	1,211
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)	60	60
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	40	39
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	660	660
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	415	417
Guardian Life Global Funding 4.809% 6/1/2031 (h)	317	317
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)	377	343
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)	200	184
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)	113	101
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	199
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	18	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	412	424
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	31
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	590	580
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	25
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (i)	147	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	485
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	51	50
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	1,550	1,552
Navient Corp. 5.00% 3/15/2027	150	149
Navient Corp. 5.625% 8/1/2033	360	298
New York Life Global Funding 3.00% 1/10/2028 (h)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	551
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)	25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	51
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	98
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (h)	600	598
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	216	212
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10

American Funds Insurance Series	96

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	USD40	$41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	104	112
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	80	82
		17,623

Communication services 0.55%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.40% 2/15/2033	12	12
Alphabet, Inc. 4.70% 11/15/2035	28	27
Alphabet, Inc. 4.80% 2/15/2036	153	150
Alphabet, Inc. 5.65% 2/15/2056	14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	68
AT&T, Inc. 4.75% 4/30/2033	USD869	851
AT&T, Inc. 5.40% 2/15/2034	107	109
AT&T, Inc. 3.50% 6/1/2041	75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	22
CCO Holdings, LLC 7.00% 2/1/2033 (h)	440	432
CCO Holdings, LLC 4.25% 1/15/2034 (h)	1,195	1,013
CCO Holdings, LLC 7.375% 2/1/2036 (h)	470	461
Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
Charter Communications Operating, LLC 6.55% 6/1/2034	37	38
Charter Communications Operating, LLC 5.85% 12/1/2035	297	288
Charter Communications Operating, LLC 4.80% 3/1/2050	56	42
Charter Communications Operating, LLC 5.25% 4/1/2053	67	52
Charter Communications Operating, LLC 6.70% 12/1/2055	59	56
Discovery Communications, LLC 3.625% 5/15/2030	117	100
Discovery Global Holdings, Inc. 4.054% 3/15/2029	300	280
Discovery Global Holdings, Inc. 5.05% 3/15/2042	286	210
EchoStar Corp. 10.75% 11/30/2029	64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	319
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)	195	202
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	52
Meta Platforms, Inc. 4.875% 11/15/2035	325	316
Meta Platforms, Inc. 5.50% 11/15/2045	134	124
Meta Platforms, Inc. 5.40% 8/15/2054	29	26
Meta Platforms, Inc. 5.625% 11/15/2055	287	260
Meta Platforms, Inc. 5.55% 8/15/2064	40	35
Meta Platforms, Inc. 5.75% 11/15/2065	138	124
Nexstar Media, Inc. 6.50% 9/15/2033 (h)	287	287
Nexstar Media, Inc. 7.25% 4/15/2034 (h)	100	100
SBA Tower Trust 1.631% 11/15/2026 (h)	253	250
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	760
Snap, Inc. 6.875% 3/1/2033 (h)	200	195
Space Exploration Technologies Corp. 5.35% 7/15/2031 (h)	442	441
Space Exploration Technologies Corp. 5.875% 7/15/2036 (h)	455	449
T-Mobile USA, Inc. 3.875% 4/15/2030	625	606
T-Mobile USA, Inc. 2.55% 2/15/2031	203	184

97	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD69	$68
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	341
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
		9,720

Consumer discretionary 0.43%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	8
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	33
Amazon.com, Inc. 4.875% 3/13/2036	41	40
Amazon.com, Inc. 5.45% 11/20/2055	155	147
Amazon.com, Inc. 5.55% 11/20/2065	70	65
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp., Ltd. 5.75% 3/15/2030 (h)	465	471
Carnival Corp., Ltd. 5.75% 8/1/2032 (h)	175	177
Carnival Corp., Ltd. 6.125% 2/15/2033 (h)	175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	305
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029	723	716
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	912
Ford Motor Credit Co., LLC 6.467% 5/22/2036	700	712
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036	405	404
Hyundai Capital America 5.275% 6/24/2027 (h)	55	55
Hyundai Capital America 4.60% 4/6/2028 (h)	501	500
McDonald’s Corp. 5.15% 9/9/2052	10	9
Mobility Global, Inc. 5.05% 6/15/2029 (h)	31	31
Mobility Global, Inc. 5.45% 6/15/2031 (h)	67	68
Mobility Global, Inc. 6.05% 6/15/2036 (h)	131	133
Newell Brands, Inc. 6.375% 5/15/2030	160	162
Newell Brands, Inc. 6.625% 5/15/2032	180	182
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)	150	148
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	177	172
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	178	173
Whirlpool Corp. 7.50% 7/1/2031 (h)	30	30
		7,612

Health care 0.41%
AbbVie, Inc. 4.125% 3/15/2031	14	14
AbbVie, Inc. 4.40% 3/15/2033	28	27
AbbVie, Inc. 5.05% 3/15/2034	175	177
AbbVie, Inc. 4.75% 3/15/2036	98	96
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	240	231
AbbVie, Inc. 5.55% 3/15/2056	26	26
AbbVie, Inc. 5.50% 3/15/2064	25	24
Accendra Health, Inc. 9.00% 6/15/2032 (h)	300	279
Accendra Health, Inc. 9.75% 6/15/2033 (h)	118	81
Accendra Health, Inc. 9.75% 6/15/2033 (h)	91	62
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	98
Amgen, Inc. 5.25% 3/2/2030	124	126
Amgen, Inc. 4.20% 2/19/2031	334	328

American Funds Insurance Series	98

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD133	$128
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 4.85% 2/19/2036	187	183
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 4.45% 2/15/2029	271	268
Baxter International, Inc. 4.90% 12/15/2030	338	336
Baxter International, Inc. 3.132% 12/1/2051	25	15
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	265
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	301
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	318
Cencora, Inc. 4.60% 2/13/2033	50	49
Cencora, Inc. 4.90% 2/13/2036	31	30
Centene Corp. 4.625% 12/15/2029	530	514
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	51
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)	253	259
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	230	208
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)	119	121
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	362
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	644
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	69
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	14	14
		7,245

Utilities 0.38%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	30
AES Corp. 5.20% 7/15/2029	500	503
AES Corp. 3.95% 7/15/2030 (h)	425	407
DTE Electric Co. 4.85% 3/1/2036	275	269
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 5.45% 6/15/2029	100	101

99	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD132	$138
Edison International 4.80% 3/15/2031	100	97
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	364
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	35
NiSource, Inc. 4.75% 5/18/2031	100	100
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027	284	277
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 4.55% 7/1/2030	359	354
Pacific Gas and Electric Co. 2.50% 2/1/2031	41	37
Pacific Gas and Electric Co. 5.05% 10/15/2032	84	84
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.60% 8/15/2036	332	332
PacifiCorp 5.30% 2/15/2031	25	25
PacifiCorp 5.10% 4/15/2031	525	530
PacifiCorp 5.45% 4/15/2033	550	558
PacifiCorp 5.80% 4/15/2036	297	305
PacifiCorp 6.10% 8/1/2036	33	34
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Rio Grande LNG, LLC 5.25% 6/30/2031 (h)	410	410
Southern California Edison Co. 5.15% 6/1/2029	105	106
Southern California Edison Co. 2.50% 6/1/2031	206	184
Southern California Edison Co. 4.80% 3/15/2033	489	480
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		6,679

Information technology 0.30%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)	190	191
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)	145	147
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.15% 11/15/2031	104	106
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)	200	188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	704
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	36
HUT 8 DC, LLC 6.192% 11/15/2042 (h)	179	181
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	63
Oracle Corp. 4.55% 2/4/2029	125	123
Oracle Corp. 4.95% 2/4/2031	80	78
Oracle Corp. 4.80% 9/26/2032	55	52
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	18	17
Oracle Corp. 5.20% 9/26/2035	465	436
Oracle Corp. 5.70% 2/4/2036	168	163
Oracle Corp. 5.875% 9/26/2045	40	35

American Funds Insurance Series	100

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.55% 2/4/2046	USD76	$72
Oracle Corp. 6.00% 8/3/2055	110	94
Oracle Corp. 5.95% 9/26/2055	95	81
Oracle Corp. 6.70% 2/4/2056	132	124
Oracle Corp. 6.10% 9/26/2065	40	33
Oracle Corp. 6.85% 2/4/2066	70	65
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (h)	520	519
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	776
Synopsys, Inc. 5.70% 4/1/2055	380	369
WULF Compute, LLC 7.75% 10/15/2030 (h)	75	79
		5,344

Industrials 0.29%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	204
Boeing Co. (The) 6.259% 5/1/2027	376	381
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,405
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Eaton Corp. 4.20% 3/6/2031	400	392
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)	430	448
EquipmentShare.com, Inc. 7.125% 7/1/2034 (h)	120	118
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)	150	148
Icahn Enterprises, LP 5.25% 5/15/2027	440	435
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)	350	351
Norfolk Southern Corp. 5.35% 8/1/2054	51	48
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
QXO Building Products, Inc. 6.875% 7/15/2034 (h)	70	72
Republic Services, Inc. 5.00% 4/1/2034	13	13
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)	15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)	15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)	55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)	5	5
TransDigm, Inc. 6.125% 7/31/2034 (h)	67	67
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	60
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		5,062

Energy 0.25%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)	300	300
Borr IHC, Ltd. 8.75% 1/15/2032 (h)	200	196
Cenovus Energy, Inc. 5.40% 6/15/2047	44	41

101	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	USD9	$9
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	269
Energy Transfer, LP 6.10% 12/1/2028	41	42
Energy Transfer, LP 5.25% 7/1/2029	23	23
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	337
Exxon Mobil Corp. 3.452% 4/15/2051	210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	35
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (h)(k)	55	50
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)	148	53
Noble Finance II, LLC 6.25% 6/15/2034 (h)	89	87
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	808	830
Sunoco, LP 5.625% 3/15/2031 (h)	20	20
Sunoco, LP 5.875% 3/15/2034 (h)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	559
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)	100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	84
		4,346

Real estate 0.19%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)	70	69
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)	75	74
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	507
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (h)	265	271
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	461
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)	410	420
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	99
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 0% 9/30/2027 (h)	45	42
Service Properties Trust 3.95% 1/15/2028	480	468
Service Properties Trust 8.625% 11/15/2031 (h)	700	738
		3,416

Consumer staples 0.18%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)	260	261
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	45
BAT Capital Corp. 4.758% 9/6/2049	121	102

American Funds Insurance Series	102

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 7.081% 8/2/2053	USD69	$78
BAT International Finance PLC 4.448% 3/16/2028	150	150
Coty, Inc. 5.60% 1/15/2031 (h)	119	116
H.J. Heinz Co. 4.875% 10/1/2049	235	197
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)	105	107
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	166
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	143
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
McCormick & Co., Inc. 4.15% 2/15/2029	145	143
Mondelez International, Inc. 4.75% 8/28/2034	127	125
Performance Food Group, Inc. 5.625% 3/1/2034 (h)	115	113
Philip Morris International, Inc. 5.125% 11/17/2027	43	43
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	72
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	89
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	328
Prestige Brands, Inc. 6.25% 7/15/2034 (h)	45	45
		3,197

Materials 0.14%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 7.35% 11/15/2028	36	38
Celanese US Holdings, LLC 7.55% 11/15/2030	27	29
Celanese US Holdings, LLC 7.379% 7/15/2032	10	11
Celanese US Holdings, LLC 7.45% 11/15/2033	23	25
Celanese US Holdings, LLC 7.375% 2/15/2034	310	320
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	545	552
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)	40	40
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	721
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	50
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	56
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)	75	74
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 6.15% 5/15/2035	6	6
LYB International Finance III, LLC 5.875% 1/15/2036	38	38
LYB International Finance III, LLC 3.625% 4/1/2051	102	67
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	316
		2,509
Total corporate bonds and notes		72,753

103	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.53%
Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	USD28	$28
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	210	212
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	20	20
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	395	399
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	342	285
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	55
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	57
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	307	244
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	476	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	101	101
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	120	121
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	298	283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	55	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)	63	62
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	242	232
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	345	342
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	105	105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	773
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	191	192
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)	158	157
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	9	9
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	27	27
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	67	67
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	156	156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	8	8
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	8	8
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	57	56
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	131	131
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	54	55
		5,011

Auto loan 0.18%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	347
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	149	149
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	37	38
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	81	81
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	163	164
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	45	45
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	288
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	4	4
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	266
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	189
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	15	15
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)	75	74
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)	35	35
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)	35	35
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)	483	485
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	150	151
		3,161

American Funds Insurance Series	104

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	USD400	$400
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)	246	246
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(h)	117	117
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(h)	100	101
		864

Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	77	73
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	155	147
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (e)(f)(h)	81	81
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	35	32
		333
Total asset-backed obligations		9,369
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Mexico 0.09%
United Mexican States 3.25% 4/16/2030	200	187
United Mexican States 6.25% 8/27/2037	1,125	1,126
United Mexican States 7.375% 5/13/2055	245	260
		1,573

Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL7,514	1,343

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	USD200	197

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	175
Total bonds & notes of governments & government agencies outside the U.S.		3,288
Loans 0.04%
Industrials 0.03%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(l)	583	528

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(h)(l)	183	184
Total loans		712
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	179	181

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	141
Total municipals		322
Total bonds, notes & other debt instruments (cost: $295,141,000)		293,487

105	American Funds Insurance Series

Capital Income Builder (continued)
Investment funds 2.17%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	4,588,065	$38,448
Total investment funds (cost: $41,746,000)		38,448
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (m)(n)	883,991	88,390
Total short-term securities (cost: $88,383,000)		88,390
Total investment securities 101.00% (cost: $1,312,180,000)		1,788,063
Other assets less liabilities (1.00)%		(17,678)
Net assets 100.00%		$1,770,385
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	340	3/17/2027	USD81,566	$(252)
2 Year U.S. Treasury Note Futures	Long	402	10/5/2026	82,865	(56)
5 Year U.S. Treasury Note Futures	Long	226	10/5/2026	24,193	75
10 Year U.S. Treasury Note Futures	Long	3	9/30/2026	330	2
10 Year Ultra U.S. Treasury Note Futures	Short	37	9/30/2026	(4,161)	8
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026	4,767	127
30 Year Ultra U.S. Treasury Bond Futures	Long	86	9/30/2026	9,989	352
					$256
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	761	BRL	3,958	Goldman Sachs	7/13/2026	$(3)
USD	618	BRL	3,135	HSBC Bank	7/17/2026	14
EUR	60	USD	69	UBS AG	7/20/2026	— (b)
EUR	135	USD	156	HSBC Bank	7/20/2026	(2)
						$9

American Funds Insurance Series	106

Capital Income Builder (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$244	$—	$244
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	4	—	4
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	117	—	117
						$365	$—	$365
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,180	$4	$—	$4
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD416	$(34)	$(33)	$(1)
CDX.EM.45	1.00%	Quarterly	6/20/2031	140	2	4	(2)
					$(32)	$(29)	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,148	$25	$24	$1
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.17%
Capital Group Central Corporate Bond Fund	$38,098	$893	$—	$—	$(543)	$38,448	$893

107	American Funds Insurance Series

Capital Income Builder (continued)
Investments in affiliates (m) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (n)	$81,415	$166,841	$159,852	$1	$(15)	$88,390	$1,439
Total 7.16%				$1	$(558)	$126,838	$2,332

(a)	Value determined using significant unobservable inputs.
(b)	Amount less than one thousand.
(c)	Non-income producing.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,363,000, which represented 2.96% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation

HKD = Hong Kong dollars
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	108

Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Common stocks 61.48%	Shares	Value (000)
Information technology 20.03%
Broadcom, Inc.	3,426,106	$1,294,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,632,974	779,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,250,000	172,775
Micron Technology, Inc.	608,625	702,530
Apple, Inc.	1,899,315	549,586
Microsoft Corp.	1,314,273	490,250
KLA Corp.	931,314	280,987
NVIDIA Corp.	1,389,978	278,121
Intel Corp. (a)	1,796,261	250,812
Quantinuum, Inc., Class A (a)	1,912,196	156,303
ASML Holding NV (ADR)	71,326	141,899
International Business Machines Corp.	327,781	92,175
Applied Materials, Inc.	121,247	87,662
Hewlett Packard Enterprise Co.	1,726,567	77,885
Amphenol Corp., Class A	440,568	77,681
Diebold Nixdorf, Inc. (a)	532,940	45,310
Shopify, Inc., Class A, subordinate voting shares (a)	310,000	35,396
Western Digital Corp.	54,638	34,898
Strategy, Inc., Class A (a)	400,651	34,829
ARM Holdings PLC (ADR) (a)	82,275	29,172
SK hynix, Inc.	13,239	23,358
Salesforce, Inc.	126,621	19,836
AppLovin Corp., Class A (a)	20,196	10,406
MACOM Technology Solutions Holdings, Inc. (a)	11,985	4,559
Cerebras Systems, Inc., Class A (a)	17,500	3,867
		5,674,367

Industrials 8.21%
ATI, Inc. (a)	1,712,904	337,613
GE Vernova, Inc.	282,751	332,193
Boeing Co. (The) (a)	1,376,035	297,870
Deere & Co.	356,705	226,269
TransDigm Group, Inc.	141,713	188,767
Union Pacific Corp.	640,146	174,120
General Electric Co.	351,868	131,504
Caterpillar, Inc.	117,500	125,126
Quanta Services, Inc.	142,302	102,463
United Rentals, Inc.	76,747	86,946
Safran SA	170,187	67,285
FTAI Aviation, Ltd.	238,568	64,540
Trane Technologies PLC	128,383	63,057
L3Harris Technologies, Inc.	200,000	58,118
BWX Technologies, Inc.	98,283	19,131
Carrier Global Corp.	259,830	19,058
Airbus SE, non-registered shares	76,452	17,016
Ingersoll-Rand, Inc.	197,716	16,211
		2,327,287

Financials 7.42%
Aon PLC, Class A	589,049	195,382
Bank of America Corp.	3,313,688	188,814
Visa, Inc., Class A	549,488	188,524
Fiserv, Inc. (a)	3,136,983	153,869
Apollo Asset Management, Inc.	1,191,529	140,970
Arthur J. Gallagher & Co.	609,691	139,967
Synchrony Financial	1,549,077	117,807
Ares Management Corp., Class A (b)	949,769	105,719
Berkshire Hathaway, Inc., Class A (a)	81	60,657
Berkshire Hathaway, Inc., Class B (a)	75,000	37,529

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	440,000	$88,273
Mastercard, Inc., Class A	150,930	77,518
Brookfield Corp., Class A	1,805,226	76,884
Wells Fargo & Co.	886,590	73,268
Citigroup, Inc.	475,000	66,481
Brown & Brown, Inc.	964,468	61,871
Progressive Corp.	280,641	61,306
Morgan Stanley	219,557	45,896
JPMorgan Chase & Co.	138,465	45,324
American Express Co.	104,981	35,510
Blackstone, Inc.	300,000	35,301
Kinsale Capital Group, Inc.	76,390	25,194
Goldman Sachs Group, Inc.	24,707	24,988
Blue Owl Capital, Inc., Class A	2,744,400	24,013
Fidelity National Information Services, Inc.	459,035	17,847
Intercontinental Exchange, Inc.	110,132	13,558
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,102,470

Health care 6.09%
Vertex Pharmaceuticals, Inc. (a)	653,520	324,623
Gilead Sciences, Inc.	1,575,564	199,057
Eli Lilly and Co.	162,065	194,386
UnitedHealth Group, Inc.	421,617	175,237
CVS Health Corp.	1,451,353	150,142
Alnylam Pharmaceuticals, Inc. (a)	460,972	138,766
Amgen, Inc.	380,186	137,673
Illumina, Inc. (a)	599,527	105,415
Johnson & Johnson	337,126	85,620
Thermo Fisher Scientific, Inc.	104,973	52,629
Cooper Cos., Inc. (a)	591,128	42,390
Boston Scientific Corp. (a)	823,445	35,145
Align Technology, Inc. (a)	203,074	34,250
AbbVie, Inc.	129,914	32,691
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,982
Keenova Therapeutics PLC (a)	36,079	3,548
Par Health, Inc. (a)(f)	36,079	249
		1,724,803

Consumer discretionary 5.00%
Booking Holdings, Inc.	1,595,087	284,308
Amazon.com, Inc. (a)	884,061	210,707
Royal Caribbean Cruises, Ltd.	402,201	127,711
D.R. Horton, Inc.	610,377	99,418
Carnival Corp., Ltd.	2,758,206	78,802
Darden Restaurants, Inc.	372,905	76,822
Home Depot, Inc.	217,702	76,779
Compagnie Financiere Richemont SA, Class A	321,887	74,693
Tesla, Inc. (a)	172,900	72,722
Starbucks Corp.	705,248	72,069
Texas Roadhouse, Inc.	360,436	69,647
NIKE, Inc., Class B	972,604	39,926
Toll Brothers, Inc.	230,594	37,990
Hilton Worldwide Holdings, Inc.	113,729	37,583
Restaurant Brands International, Inc.	416,079	30,170

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
AutoZone, Inc. (a)	6,554	$20,946
DraftKings, Inc., Class A (a)	237,954	6,011
Aimbridge Topco, LLC (a)(c)	10,722	721
		1,417,025

Communication services 4.75%
Alphabet, Inc., Class A	1,136,596	406,185
Alphabet, Inc., Class C	1,050,585	371,203
Meta Platforms, Inc., Class A	525,416	295,961
Comcast Corp., Class A	5,734,446	140,781
Netflix, Inc. (a)	737,587	52,664
Space Exploration Technologies Corp., Class A (a)(b)	167,808	28,672
Charter Communications, Inc., Class A (a)	191,600	27,247
Walt Disney Co. (The)	156,965	15,108
AT&T, Inc.	416,628	8,624
		1,346,445

Materials 4.22%
Wheaton Precious Metals Corp.	2,238,944	251,478
Royal Gold, Inc.	1,217,374	243,000
Franco-Nevada Corp. (CAD denominated)	1,035,799	216,128
Lundin Mining Corp.	7,198,939	175,424
First Quantum Minerals, Ltd. (a)	3,889,750	106,250
Glencore PLC	10,884,680	74,241
Southern Copper Corp.	324,220	56,499
Corteva, Inc.	630,610	53,407
Agnico Eagle Mines, Ltd. (CAD denominated)	71,601	11,125
Air Products and Chemicals, Inc.	27,922	8,186
Venator Materials PLC (a)(c)	4,096	— (d)
		1,195,738

Consumer staples 3.11%
Philip Morris International, Inc.	3,041,889	550,308
Keurig Dr Pepper, Inc.	2,750,000	90,008
Constellation Brands, Inc., Class A	549,955	76,493
Costco Wholesale Corp.	65,318	61,103
Nestle SA	356,883	36,650
US Foods Holding Corp. (a)	221,900	22,689
Estee Lauder Cos., Inc. (The), Class A	264,310	20,867
Coca-Cola Co.	160,431	13,038
Procter & Gamble Co.	75,358	11,051
		882,207

Utilities 1.33%
Southern Co. (The)	2,250,990	215,442
DTE Energy Co.	828,774	126,280
Vistra Corp.	135,433	21,484
FirstEnergy Corp.	284,842	13,542
		376,748

Energy 1.23%
ConocoPhillips	824,000	85,663
Canadian Natural Resources, Ltd. (CAD denominated)	2,124,209	84,055
EOG Resources, Inc.	593,674	77,017
Exxon Mobil Corp.	443,633	60,653

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamondback Energy, Inc.	153,044	$26,902
SLB, Ltd.	286,500	13,319
Altera Infrastructure, LP (a)(c)	16,130	697
Expand Energy Corp.	2,101	192
New Fortress Energy, Inc., Class A (a)	150,315	55
		348,553

Real estate 0.09%
Simon Property Group, Inc. REIT	92,472	20,682
Service Properties Trust REIT	1,180,000	1,994
Ventas, Inc. REIT	12,423	1,103
		23,779
Total common stocks (cost: $8,837,905,000)		17,419,422
Preferred securities 0.23%
Information technology 0.23%
Anthropic, PBC, Class H, preferred shares (a)(c)(e)	108,679	64,013

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	837
Total preferred securities (cost: $64,479,000)		64,850
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $0)		— (d)
Convertible stocks 0.14%
Information technology 0.07%
Strategy, Inc. 8.00% perpetual convertible preferred shares	289,834	17,048
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,780
		18,828

Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,642

Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,685

Communication services 0.00%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	13,200	672
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,200	664
		1,336
Total convertible stocks (cost: $41,264,000)		39,491

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Convertible bonds & notes 0.13%	Principal amount (000)	Value (000)
Information technology 0.06%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	USD1,421	$1,568
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	314	1,450
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	150	1,751
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	3,727
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)	421	1,499
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	7,009
		17,004

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,032
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	1,578	1,887
		5,919

Real estate 0.02%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)	1,715	1,842
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	3,366
		5,208

Health care 0.01%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	1,190	1,434
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	1,818	2,658
		4,092

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,963

Industrials 0.01%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	1,572	1,883

Financials 0.00%
Jazz Investments, convertible notes, 3.125% 9/15/2030	881	1,503
Total convertible bonds & notes (cost: $28,349,000)		38,572
Bonds, notes & other debt instruments 30.95%
U.S. Treasury bonds & notes 11.82%
U.S. Treasury 11.66%
U.S. Treasury 4.125% 2/15/2027	1,258	1,259
U.S. Treasury 2.625% 5/31/2027	96,250	94,985
U.S. Treasury 0.50% 6/30/2027	28,098	27,118
U.S. Treasury 3.75% 6/30/2027	18,100	18,037
U.S. Treasury 4.125% 9/30/2027	90,000	89,978
U.S. Treasury 3.375% 11/30/2027	118	116
U.S. Treasury 3.375% 2/29/2028	143,000	141,227
U.S. Treasury 4.00% 2/29/2028	46,200	46,081
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.875% 3/31/2028	177,790	176,924
U.S. Treasury 3.50% 4/30/2028	5,600	5,535
U.S. Treasury 4.00% 5/31/2028	16,000	15,954
U.S. Treasury 4.125% 6/30/2028	416,557	416,338
U.S. Treasury 4.00% 1/31/2029	8,844	8,808
U.S. Treasury 2.875% 4/30/2029	50,000	48,292
U.S. Treasury 4.125% 6/15/2029	1,556	1,555

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 6/30/2029	USD36,885	$36,974
U.S. Treasury 4.00% 3/31/2030	83,865	83,341
U.S. Treasury 0.625% 5/15/2030	9,358	8,178
U.S. Treasury 3.875% 6/30/2030	21,920	21,667
U.S. Treasury 4.00% 7/31/2030	8,160	8,102
U.S. Treasury 4.875% 10/31/2030	10,491	10,768
U.S. Treasury 3.50% 11/30/2030	7,890	7,669
U.S. Treasury 3.50% 2/28/2031	141,000	136,875
U.S. Treasury 3.875% 3/31/2031	251,942	248,399
U.S. Treasury 4.125% 5/31/2031	16,000	15,944
U.S. Treasury 4.125% 6/30/2031	288,579	287,576
U.S. Treasury 4.25% 6/30/2031	17,165	17,193
U.S. Treasury 2.875% 5/15/2032	50,000	46,428
U.S. Treasury 4.00% 6/30/2032	17,325	17,085
U.S. Treasury 4.125% 11/15/2032	648	642
U.S. Treasury 3.50% 2/15/2033	27,034	25,797
U.S. Treasury 4.25% 3/31/2033	12,207	12,171
U.S. Treasury 4.25% 6/30/2033	132,186	131,675
U.S. Treasury 3.875% 8/15/2033 (h)	138,911	135,096
U.S. Treasury 4.375% 5/15/2034	14,285	14,292
U.S. Treasury 4.25% 11/15/2034	2,075	2,055
U.S. Treasury 4.00% 11/15/2035	75,230	72,779
U.S. Treasury 4.375% 5/15/2036	140,739	140,002
U.S. Treasury 1.375% 11/15/2040	59,338	38,385
U.S. Treasury 1.75% 8/15/2041	24,960	16,739
U.S. Treasury 2.00% 11/15/2041	1,058	733
U.S. Treasury 4.625% 5/15/2044	14,927	14,422
U.S. Treasury 5.00% 5/15/2045	3,325	3,354
U.S. Treasury 2.50% 2/15/2046	3,365	2,321
U.S. Treasury 4.625% 2/15/2046	6,986	6,707
U.S. Treasury 5.00% 5/15/2046	207,042	208,595
U.S. Treasury 3.00% 5/15/2047	8,383	6,224
U.S. Treasury 3.00% 2/15/2048	301	222
U.S. Treasury 2.25% 2/15/2052	72,025	43,378
U.S. Treasury 4.00% 11/15/2052	5,700	4,877
U.S. Treasury 3.625% 2/15/2053 (h)	145,025	116,031
U.S. Treasury 3.625% 5/15/2053	18,989	15,178
U.S. Treasury 4.25% 2/15/2054	23,191	20,694
U.S. Treasury 4.25% 8/15/2054	37,315	33,318
U.S. Treasury 4.625% 2/15/2055	6,175	5,869
U.S. Treasury 4.625% 11/15/2055	37,200	35,393
U.S. Treasury 4.75% 2/15/2056	163,827	159,142
		3,304,506

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)	32,188	31,680
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	12,940	12,158
		43,838
Total U.S. Treasury bonds & notes		3,348,344
Corporate bonds and notes 9.19%
Financials 2.35%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,860
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,248
Ally Financial, Inc. 8.00% 11/1/2031	2,688	2,984
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)	900	895
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	2,407	2,569

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (j)	USD411	$405
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	2,885	2,945
American International Group, Inc. 5.125% 3/27/2033	1,882	1,896
Aon North America, Inc. 5.45% 3/1/2034	230	235
Apollo Debt Solutions BDC 6.90% 4/13/2029	133	137
Apollo Debt Solutions BDC 5.875% 8/30/2030	111	110
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	2,987	2,925
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,000	1,020
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	5,376	5,423
Apollo Debt Solutions BDC 6.55% 3/15/2032	534	539
Arch Capital Group, Ltd. 5.25% 6/15/2036	2,433	2,430
Arch Capital Group, Ltd. 5.95% 6/15/2056	133	134
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	830	840
Ares Capital Corp. 5.55% 1/15/2030	8,554	8,508
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,246
Asurion, LLC 8.00% 12/31/2032 (f)	2,075	2,092
Asurion, LLC 8.375% 2/1/2034 (f)	940	871
Athene Holding, Ltd. 6.625% 5/19/2055	290	282
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	5,000	4,993
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (f)(j)	430	427
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(j)	12,850	12,672
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	2,176	2,070
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	485	462
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	4,863	4,977
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)	90	89
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	1,243	1,173
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	4,206	3,752
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	896	795
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)	6,500	6,387
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)	5,025	4,558
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)	2,418	2,398
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	621	549
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	1,800	1,603
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (j)	947	855
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	4,064	4,119
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)	9,000	8,867
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(j)	5,375	5,373
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (j)	2,000	1,998
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(j)	2,220	2,294
Blackstone Private Credit Fund 4.00% 1/15/2029	257	246
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,727
Blackstone Private Credit Fund 5.25% 4/1/2030	259	252
Blackstone Private Credit Fund 6.25% 1/25/2031	839	840
Blackstone Private Credit Fund 5.35% 3/12/2031	2,288	2,201
Blackstone Private Credit Fund 5.95% 5/15/2031	837	824
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	2,998	2,985
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(j)	2,535	2,396
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(j)	8,155	8,041
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(j)	9,079	8,897
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,251
Brown & Brown, Inc. 4.90% 6/23/2030	10,750	10,737
Brown & Brown, Inc. 5.25% 6/23/2032	358	359
Brown & Brown, Inc. 5.55% 6/23/2035	4,915	4,907
Brown & Brown, Inc. 6.25% 6/23/2055	1,888	1,906
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(j)	1,734	1,720
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)	341	346

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD4,623	$4,638
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	592
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	343
Cipher Compute, LLC 7.125% 11/15/2030 (f)	695	723
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)	2,500	2,498
Citibank, NA 4.914% 5/29/2030	4,825	4,885
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)	1,150	1,149
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	6,497	6,514
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	2,242	2,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	4,257	4,228
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	2,506	2,222
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,164	1,199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	1,551	1,563
CME Group, Inc. 3.75% 6/15/2028	3,069	3,040
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	8,066	7,032
Corebridge Financial, Inc. 3.65% 4/5/2027	914	908
Corebridge Financial, Inc. 3.85% 4/5/2029	556	544
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	154
Corebridge Financial, Inc. 4.40% 4/5/2052	438	353
Corebridge Global Funding 4.80% 5/29/2029 (f)	660	659
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,959	5,900
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (j)	1,109	1,117
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	2,016	2,077
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (j)	300	283
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)	7,410	7,305
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)	9,407	9,386
FS KKR Capital Corp. 7.50% 8/1/2031	10,762	10,723
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (j)	1,970	1,955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	13,157	13,046
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)	2,325	2,327
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	2,184	2,174
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	4,077	3,988
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	250	225
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)	10,339	10,335
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	4,994	4,851
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	3,929	3,838
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	1,792	1,355
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	9,000	8,710
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,741	2,727
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	650	645
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	650	659
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	650	642
Guardian Life Global Funding 4.809% 6/1/2031 (f)	823	823
HPS Corporate Lending Fund 6.25% 9/30/2029	1,916	1,930
HPS Corporate Lending Fund 5.85% 6/5/2030	1,916	1,890
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	5,360	5,348
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)	8,825	8,733
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)	8,695	8,578
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	937	847
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	873	784
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	15,084	15,185
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (j)	809	835
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	480	473
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	537	575
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,064

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(j)	USD11,122	$12,859
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	125	114
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	474	423
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	512
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	230	205
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	835	606
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,836
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	1,066	1,069
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (j)	1,550	1,547
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	3,351	3,361
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	3,630	3,630
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (j)	794	757
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	4,250	4,380
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	927	947
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)	750	744
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (j)	707	664
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	4,261	4,243
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	4,045	3,561
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	525	473
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)	1,187	1,174
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	1,081	1,093
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	2,931	3,014
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	840	817
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)	9,814	9,747
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	1,222	1,217
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,699
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,015
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,229
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	640
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	581
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,792	1,695
Mastercard, Inc. 4.35% 1/15/2032	551	543
Mastercard, Inc. 4.85% 3/9/2033	258	260
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,619
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)	10,708	10,693
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)	13,443	13,408
Morgan Stanley 3.125% 7/27/2026	325	325
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	2,525	2,545
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)	1,547	1,568
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	3,775	3,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	5,750	5,676
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	1,541	1,555
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	8,175	8,069
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)	5,278	5,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	4,246	4,276
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	1,465	1,457
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	675	683
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	5,192	5,078
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	3,952	3,439
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)	3,433	3,391
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)	9,456	9,384
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	6,735	6,525
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	11,813	11,557
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)	600	597
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)	311	311
Navient Corp. 7.875% 6/15/2032	20	19

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
New York Life Global Funding 2.35% 7/14/2026 (f)	USD529	$529
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,111
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	3,750	3,767
PayPal Holdings, Inc. 2.65% 10/1/2026	593	591
PayPal Holdings, Inc. 2.30% 6/1/2030	552	505
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (j)	442	446
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (j)	855	848
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (j)	596	611
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	385
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,165
Progressive Corp. 4.60% 3/26/2031	845	843
Progressive Corp. 5.15% 3/26/2036	5,557	5,557
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,601
Prudential Financial, Inc. 3.70% 3/13/2051	677	491
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)	898	888
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,581
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,632
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	1,755	1,761
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	6,611	6,589
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)	4,240	4,243
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)	3,119	3,109
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(j)	1,000	998
Travelers Cos., Inc. 4.00% 5/30/2047	771	616
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	1,677	1,767
U.S. Bancorp 2.375% 7/22/2026	3,584	3,580
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	3,808	3,878
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(j)	800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(j)	3,204	3,250
UniCredit SpA 4.625% 4/12/2027 (f)	625	626
Visa, Inc. 4.10% 2/12/2031	9,000	8,910
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,628	5,955
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	6,295	6,352
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	358	351
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (j)	6,474	6,698
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	3,975	3,923
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	4,616	4,346
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)	14,260	14,215
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	3,360	3,628
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	810	791
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	2,980	2,685
Westpac Banking Corp. 2.963% 11/16/2040	1,344	998
		666,326

Consumer discretionary 1.18%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	748
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	181
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,925	1,979
Amazon.com, Inc. 4.10% 11/20/2030	8,200	8,062
Amazon.com, Inc. 4.55% 3/13/2033	5,654	5,564
Amazon.com, Inc. 4.35% 3/20/2033	6,500	6,329
Amazon.com, Inc. 4.65% 11/20/2035	10,460	10,176

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.875% 3/13/2036	USD3,270	$3,220
Amazon.com, Inc. 5.45% 11/20/2055	9,382	8,877
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	3,785	3,713
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	1,610	1,572
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	3,100	2,812
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)	2,375	2,332
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	1,500	1,498
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	1,570	1,587
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	1,270	1,286
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,604
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	609
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,279
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,314
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,244
Flutter Treasury DAC 5.875% 6/4/2031 (f)	3,562	3,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,180
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,415
Ford Motor Credit Co., LLC 4.97% 4/6/2029	715	708
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,914
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,275	6,312
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,207	2,189
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,756
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,130	7,180
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,477
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,695
Ford Motor Credit Co., LLC 6.467% 5/22/2036	9,250	9,402
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)	5,000	5,060
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,202	10,367
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,571
General Motors Financial Co., Inc. 5.45% 1/8/2036	11,250	11,213
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	2,205	2,226
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	5,090	5,096
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,782
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)	7,150	7,172
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,828
Home Depot, Inc. 3.90% 12/6/2028	825	818
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,128
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,629
Home Depot, Inc. 4.50% 12/6/2048	428	365
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,842
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,750
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,631
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,315
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,247
Hyundai Capital America 4.60% 4/6/2028 (f)	4,830	4,823
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,006
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,602
Hyundai Capital America 4.25% 1/8/2029 (f)	2,780	2,743
Hyundai Capital America 4.75% 6/18/2029 (f)	1,715	1,709
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,213
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,011
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,008
Hyundai Capital America 5.00% 6/18/2031 (f)	1,262	1,260
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,438
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	429
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,069
Marriott International, Inc. 4.90% 4/15/2029	1,082	1,091
Marriott International, Inc. 4.50% 5/1/2033	1,700	1,646

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD2,240	$1,947
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	510
McDonald’s Corp. 4.60% 9/9/2032	642	642
Mobility Global, Inc. 6.05% 6/15/2036 (f)	475	481
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	747
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,882
Newell Brands, Inc. 6.375% 5/15/2030	535	543
Newell Brands, Inc. 6.625% 5/15/2032	385	390
Newell Brands, Inc. 7.375% 4/1/2036	1,025	1,041
Newell Brands, Inc. 7.50% 4/1/2046	475	444
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	317
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,001
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,659
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,293
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	2,080	2,062
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,045
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	979	953
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	12,767	12,679
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	11,542	11,184
Sally Holdings, LLC 6.75% 4/1/2032	920	941
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,830
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	1,795	1,536
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	2,045	2,107
Starbucks Corp. 5.00% 2/15/2034	332	333
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,214
Toyota Motor Credit Corp. 4.05% 3/13/2029	5,754	5,689
Toyota Motor Credit Corp. 4.60% 3/11/2033	4,173	4,094
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,033
Travel + Leisure Co. 6.25% 6/1/2031 (f)	3,775	3,801
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,427
Whirlpool Corp. 7.50% 7/1/2031 (f)	400	406
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	1,915	1,891
		336,310

Communication services 0.96%
Alphabet, Inc. 4.10% 2/15/2031	2,319	2,279
Alphabet, Inc. 4.375% 11/15/2032	177	174
Alphabet, Inc. 4.40% 2/15/2033	1,548	1,515
Alphabet, Inc. 4.70% 11/15/2035	4,275	4,190
Alphabet, Inc. 4.80% 2/15/2036	2,109	2,074
Altice France 6.50% 4/15/2032 (f)	3,404	3,293
AT&T, Inc. 4.75% 4/30/2033	11,075	10,841
AT&T, Inc. 5.40% 2/15/2034	1,369	1,388
AT&T, Inc. 3.50% 9/15/2053	5,140	3,339
Beignet Investor, LLC 6.581% 5/30/2049 (f)	2,225	2,271
CCO Holdings, LLC 5.125% 5/1/2027 (f)	985	983
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,281
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,811
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,763
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	921
Charter Communications Operating, LLC 3.50% 3/1/2042	6,200	4,288
Charter Communications Operating, LLC 4.80% 3/1/2050	6,740	5,032
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,411
Charter Communications Operating, LLC 3.90% 6/1/2052	14,963	9,547
Charter Communications Operating, LLC 5.25% 4/1/2053	6,027	4,703
Charter Communications Operating, LLC 6.70% 12/1/2055	775	739
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,560

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Connect Holding II, LLC 10.50% 4/3/2031 (f)	USD1,060	$1,063
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	357	357
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,879
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	4,050	4,205
Discovery Global Holdings, Inc. 3.755% 3/15/2027	288	287
Discovery Global Holdings, Inc. 4.279% 3/15/2032	6,050	5,433
Discovery Global Holdings, Inc. 5.05% 3/15/2042	6,190	4,542
Discovery Global Holdings, Inc. 5.141% 3/15/2052	664	447
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,441
EchoStar Corp. 10.75% 11/30/2029	6,925	7,487
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,826
Embarq, LLC 7.995% 6/1/2036	8,084	2,344
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	6,943
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,191
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,217
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	478
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(k)	7,723	3,439
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	843
Meta Platforms, Inc. 4.60% 11/15/2032	9,741	9,581
Meta Platforms, Inc. 4.875% 11/15/2035	10,997	10,706
Meta Platforms, Inc. 5.25% 5/15/2036	512	509
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	2,871
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,255
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,434
Meta Platforms, Inc. 6.30% 5/15/2056	156	155
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	2,859
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	3,260	3,262
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	4,083	4,077
Orange 4.75% 1/13/2033 (f)	5,923	5,812
Orange 5.00% 1/13/2036 (f)	798	780
Orange 5.75% 1/13/2056 (f)	325	325
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,722
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,479
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	10,357	9,755
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	825	816
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	5,147	5,135
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	7,234	7,193
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	5,250	5,183
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,084
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,930
T-Mobile USA, Inc. 4.80% 7/15/2028	416	418
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,364
T-Mobile USA, Inc. 4.95% 11/15/2035	833	815
Univision Communications, Inc. 4.50% 5/1/2029 (f)	4,659	4,452
Univision Communications, Inc. 7.375% 6/30/2030 (f)	16	16
Verizon Communications, Inc. 2.55% 3/21/2031	410	372
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,565
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,147
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,961
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,810
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,706
Verizon Communications, Inc. 5.401% 7/2/2037	181	181
Verizon Communications, Inc. 2.85% 9/3/2041	238	169
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,452
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,700

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD1,537	$906
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,631
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,496
		271,942

Health care 0.92%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,682
Abbott Laboratories 4.30% 3/15/2033	6,750	6,549
Abbott Laboratories 4.65% 3/15/2036	10,226	9,933
AbbVie, Inc. 4.125% 3/15/2031	1,537	1,505
AbbVie, Inc. 4.95% 3/15/2031	10,500	10,652
AbbVie, Inc. 4.40% 3/15/2033	3,068	3,003
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,107
AbbVie, Inc. 4.75% 3/15/2036	966	945
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,928
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,243
AbbVie, Inc. 5.55% 3/15/2056	707	696
Accendra Health, Inc. 9.00% 6/15/2032 (f)	6,307	5,876
Accendra Health, Inc. 9.75% 6/15/2033 (f)	2,473	1,691
Accendra Health, Inc. 9.75% 6/15/2033 (f)	1,990	1,360
Amgen, Inc. 4.20% 2/19/2031	4,389	4,305
Amgen, Inc. 5.25% 3/2/2033	9,300	9,467
Amgen, Inc. 4.85% 2/19/2036	5,467	5,358
Amgen, Inc. 5.60% 3/2/2043	1,500	1,492
Amgen, Inc. 5.50% 2/19/2046	6,029	5,851
Amgen, Inc. 5.65% 3/2/2053	253	246
Amgen, Inc. 5.65% 2/19/2056	5,222	5,102
Amgen, Inc. 4.40% 2/22/2062	1,521	1,194
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,599
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,681
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	597
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	5,525	5,519
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,311	3,990
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	632
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	3,000	1,774
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,027
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,995
Baxter International, Inc. 4.45% 2/15/2029	259	256
Baxter International, Inc. 4.90% 12/15/2030	941	934
Baxter International, Inc. 5.65% 12/15/2035	682	677
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,447
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,193
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	1,015	998
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	191
Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,075	4,157
Centene Corp. 2.45% 7/15/2028	3,025	2,876
Centene Corp. 4.625% 12/15/2029	2,350	2,281
Cigna Group (The) 5.25% 1/15/2036	7,000	7,020
CVS Health Corp. 5.00% 1/30/2029	3,831	3,866
CVS Health Corp. 5.40% 6/1/2029	4,144	4,235
CVS Health Corp. 5.55% 6/1/2031	3,039	3,131
CVS Health Corp. 5.70% 6/1/2034	4,053	4,185
CVS Health Corp. 6.20% 9/15/2055	380	389
DaVita, Inc. 6.875% 9/1/2032 (f)	10	10
Elevance Health, Inc. 5.20% 2/15/2035	610	611
Elevance Health, Inc. 5.125% 2/15/2053	308	276
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,824

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Eli Lilly and Co. 5.10% 2/12/2035	USD8,075	$8,205
Encompass Health Corp. 5.875% 6/1/2034 (f)	535	534
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	2,200	2,314
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,530
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,719
Gilead Sciences, Inc. 5.10% 6/15/2035	500	504
Humana, Inc. 5.375% 4/15/2031	2,862	2,902
Humana, Inc. 5.55% 5/1/2035	6,289	6,301
Humana, Inc. 5.75% 4/15/2054	1,359	1,276
Humana, Inc. 6.00% 5/1/2055	370	359
Medline Borrower, LP 5.00% 6/15/2031 (f)	442	440
Medline Borrower, LP 5.25% 6/15/2033 (f)	325	323
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,979
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,222
Novartis Capital Corp. 2.00% 2/14/2027	570	563
Novartis Capital Corp. 4.90% 3/18/2036	1,279	1,272
Novartis Capital Corp. 5.60% 3/18/2046	14	14
Novartis Capital Corp. 5.70% 3/18/2056	54	55
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	943
Pfizer, Inc. 4.50% 11/15/2032	8,750	8,634
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,644
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,428
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,202
Summa Health 3.511% 11/15/2051	1,483	1,086
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,971
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	663
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,921
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,336
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,256
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	297	292
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	112	110
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,368	1,352
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,271	3,302
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,051	5,146
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,284
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,691
		260,183

Energy 0.77%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,270
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	517
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	435
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	3,850	3,780
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	1,007	984
Bristow Group, Inc. 6.75% 2/1/2033 (f)	1,895	1,902
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,241
Caturus Energy, LLC 8.50% 2/15/2030 (f)	735	766
Caturus Energy, LLC 7.125% 5/15/2031 (f)	2,965	2,937
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	1,455	1,448
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	1,124	1,136
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,345
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,006
CNX Resources Corp. 5.875% 3/1/2034 (f)	870	847
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,444
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,523

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	USD1,210	$1,203
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,936
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,414
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	990
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	404
EOG Resources, Inc. 4.40% 7/15/2028	410	409
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,015
EQT Corp. 7.50% 6/1/2030	642	693
EQT Corp. 4.75% 1/15/2031	1,635	1,620
Equinor ASA 4.25% 11/23/2041	1,792	1,573
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)	970	968
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	790
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	396
Genesis Energy, LP 8.25% 1/15/2029	670	692
Genesis Energy, LP 8.875% 4/15/2030	884	925
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,156
Genesis Energy, LP 6.75% 3/15/2034	3,665	3,639
Global Partners, LP 7.125% 7/1/2033 (f)	1,550	1,569
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	3,461	3,500
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	756
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,653
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	399
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	2,190	2,177
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	555	557
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)	2,310	2,260
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,333
Matador Resources Co. 6.00% 4/15/2034 (f)	945	922
MPLX, LP 4.125% 3/1/2027	448	447
MPLX, LP 5.40% 9/15/2035	1,329	1,326
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,825
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)	1,375	236
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(g)	7,616	6,924
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	20,422	7,230
Noble Finance II, LLC 6.25% 6/15/2034 (f)	1,590	1,559
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	721
Occidental Petroleum Corp. 6.60% 3/15/2046	4,568	4,878
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,587
Oceaneering International, Inc. 6.875% 7/15/2034 (f)	3,100	3,151
Par Petroleum, LLC 7.375% 6/1/2034 (f)	2,825	2,860
Parex Resources, Inc. 8.50% 5/11/2031 (f)	1,030	1,047
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	616
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,056
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	817
Petrobras Global Finance BV 5.125% 9/10/2030	7,100	6,984
Petroleos Mexicanos 6.84% 1/23/2030	4,225	4,342
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,904
Petroleos Mexicanos 6.50% 6/2/2041	41	37
Petroleos Mexicanos 6.375% 1/23/2045	16	14
Petroleos Mexicanos 6.75% 9/21/2047	139	119
Petroleos Mexicanos 6.35% 2/12/2048	23	19
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,378
Petroleos Mexicanos 6.95% 1/28/2060	163	137
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	11,000	10,761
Schlumberger Investment SA 4.55% 5/7/2031	2,242	2,230
Schlumberger Investment SA 4.80% 5/7/2033	3,217	3,200

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD4,446	$4,428
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	656
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)	2,070	2,000
SM Energy Co. 8.375% 7/1/2028 (f)	2,780	2,846
SM Energy Co. 8.625% 11/1/2030 (f)	525	552
SM Energy Co. 8.75% 7/1/2031 (f)	735	768
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)	2,850	2,883
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,674
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,505
Sunoco, LP 4.50% 5/15/2029	925	905
Sunoco, LP 4.50% 4/30/2030	1,105	1,074
Sunoco, LP 4.625% 5/1/2030 (f)	510	493
Sunoco, LP 5.625% 3/15/2031 (f)	550	546
Sunoco, LP 5.375% 7/15/2031 (f)	1,355	1,337
Sunoco, LP 6.25% 7/1/2033 (f)	530	535
Sunoco, LP 5.875% 3/15/2034 (f)	580	572
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(j)	1,470	1,530
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,299
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,535
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	11,989	11,790
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	971
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	524
Transocean International, Ltd. 8.50% 5/15/2031 (f)	2,000	2,078
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,175
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,530
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	4,445	4,496
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	5,205	5,420
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(j)	2,000	1,954
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	947
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,973
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,159
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,352
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,093
		218,572

Industrials 0.74%
ADT Security Corp. 5.875% 10/15/2033 (f)	2,310	2,271
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	2,400	2,351
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,652
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,291
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	5,984
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,450
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,718
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,823
BAE Systems PLC 5.50% 3/26/2054 (f)	599	593
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,958
Boeing Co. (The) 5.15% 5/1/2030	945	957
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	227	241
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,251
Boeing Co. (The) 6.528% 5/1/2034	7,380	8,031
Boeing Co. (The) 5.805% 5/1/2050	2,507	2,478
Boeing Co. (The) 6.858% 5/1/2054	2,093	2,354

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 7.008% 5/1/2064	USD1,149	$1,308
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,373
CACI International, Inc. 6.375% 6/15/2033 (f)	1,550	1,573
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,371
Canadian Pacific Railway Co. 4.00% 3/15/2029	1,090	1,074
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,736
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	155
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	427
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,796
Caterpillar Financial Services Corp. 4.50% 5/15/2031	962	958
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,685	1,690
CSX Corp. 4.25% 3/15/2029	1,062	1,054
CSX Corp. 4.10% 11/15/2032	5,808	5,624
CSX Corp. 5.05% 6/15/2035	6,111	6,126
Eaton Corp. 4.50% 3/6/2033	3,095	3,031
Eaton Corp. 4.80% 3/6/2036	5,031	4,938
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	1,550	1,583
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	2,000	1,968
ESAB Corp. 5.625% 4/1/2031 (f)	1,055	1,059
GE Vernova, Inc. 4.25% 2/4/2031	201	198
GE Vernova, Inc. 4.875% 2/4/2036	374	368
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)	3,970	3,993
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,565
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	527
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	10,033	9,863
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	8,498	8,345
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	785	773
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,151
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,667
Moog, Inc. 5.50% 10/15/2034 (f)	5,325	5,257
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,486
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,862
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,794
Norfolk Southern Corp. 4.55% 6/1/2053	380	318
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,907
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,079
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,885
Paychex, Inc. 5.60% 4/15/2035	427	432
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	2,600	2,638
RTX Corp. 5.15% 2/27/2033	2,669	2,719
RTX Corp. 5.375% 2/27/2053	3,950	3,785
Science Applications International Corp. 5.875% 11/1/2033 (f)	1,160	1,144
Siemens Funding BV 4.90% 5/28/2032 (f)	8,500	8,611
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,512
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	2,950	2,926
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	3,465	3,430
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	382	382
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,525
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,187
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,694
TransDigm, Inc. 6.125% 7/31/2034 (f)	6,716	6,716
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,012
Union Pacific Corp. 2.80% 2/14/2032	5,442	4,957
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,907
Union Pacific Corp. 2.95% 3/10/2052	436	279
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,307	2,290
Union Pacific Corp. 3.839% 3/20/2060	546	394
Union Pacific Corp. 3.799% 4/6/2071	545	375

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD592	$576
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	1,190	1,181
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	1,875	1,859
		208,836

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,621
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,272
Amphenol Corp. 4.40% 2/15/2033	743	723
Amphenol Corp. 4.625% 2/15/2036	7,296	7,047
Amphenol Corp. 5.30% 11/15/2055	3,508	3,331
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,162
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,505
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)	775	837
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	1,060	1,075
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,761
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	1,450	1,409
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	2,790
CoreWeave, Inc. 9.75% 10/1/2031 (f)	1,685	1,682
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	7,908
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,028
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	3,867
Flash Compute, LLC 7.25% 12/31/2030 (f)	1,325	1,364
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,976
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	5,752
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	1,215	1,231
Intel Corp. 3.05% 8/12/2051	3,212	2,011
Intel Corp. 5.60% 2/21/2054	6,309	5,904
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	370	371
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,709
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,421
NVIDIA Corp. 4.95% 6/15/2036	500	496
Oracle Corp. 4.95% 2/4/2031	1,869	1,830
Oracle Corp. 5.50% 8/3/2035	647	619
Oracle Corp. 5.20% 9/26/2035	8,356	7,826
Oracle Corp. 5.70% 2/4/2036	12,110	11,732
Oracle Corp. 5.875% 9/26/2045	280	245
Oracle Corp. 6.00% 8/3/2055	4,451	3,793
Oracle Corp. 5.95% 9/26/2055	4,112	3,497
Oracle Corp. 6.70% 2/4/2056	14,207	13,380
Oracle Corp. 6.10% 9/26/2065	3,733	3,126
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	11,217	11,186
SE Cosmos, LLC 8.875% 5/1/2031 (f)	3,860	3,972
Synopsys, Inc. 4.85% 4/1/2030	3,889	3,897
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,159
Synopsys, Inc. 5.70% 4/1/2055	2,171	2,107
Unisys Corp. 10.625% 1/15/2031 (f)	778	733
Viasat, Inc. 6.50% 7/15/2028 (f)	3,075	3,070
Viasat, Inc. 7.50% 5/30/2031 (f)	1,575	1,593
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	549	608
WULF Compute, LLC 7.75% 10/15/2030 (f)	295	310
		164,936

Utilities 0.58%
AES Corp. 5.20% 7/15/2029	950	956
AES Corp. 3.95% 7/15/2030 (f)	2,275	2,180
AES Corp. 5.75% 7/15/2033	1,350	1,359

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD386	$386
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (j)	1,375	1,409
Commonwealth Edison Co. 4.35% 11/15/2045	972	821
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,727
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,831
Consumers Energy Co. 4.50% 1/15/2031	4,050	4,023
Consumers Energy Co. 5.05% 5/15/2035	525	526
Consumers Energy Co. 5.125% 5/1/2036	7,450	7,448
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	2,703	2,745
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (j)	2,825	2,834
Duke Energy Carolinas, LLC 4.65% 6/15/2031	1,864	1,864
Duke Energy Carolinas, LLC 5.15% 6/15/2036	9,785	9,799
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,674
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	579
Duke Energy Progress, LLC 3.70% 10/15/2046	457	348
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 6.95% 11/15/2029	2,275	2,378
Edison International 6.25% 3/15/2030	3,492	3,589
Edison International 5.25% 3/15/2032	6,672	6,591
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(j)	1,475	1,713
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,244
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)	425	425
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (j)	1,000	1,027
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Florida Power & Light Co. 4.70% 2/15/2036	1,700	1,649
Generadora de Gatun SA 6.874% 9/30/2044 (f)	1,110	1,147
MidAmerican Energy Co. 5.30% 2/1/2055	650	612
MidAmerican Energy Co. 5.50% 11/15/2056	225	217
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	702
NiSource, Inc. 5.30% 5/18/2036	50	50
Northern States Power Co. 5.05% 5/15/2035	50	50
Northern States Power Co. 4.85% 5/15/2036	600	590
Northern States Power Co. 5.40% 3/15/2054	175	168
NRG Energy, Inc. 5.875% 5/15/2034 (f)	3,900	3,881
NRG Energy, Inc. 6.125% 5/15/2036 (f)	2,375	2,377
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	203
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,646	5,068
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,589	5,764
Pacific Gas and Electric Co. 5.60% 8/15/2036	50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,500	2,089
PacifiCorp 2.70% 9/15/2030	1,600	1,471
PacifiCorp 5.30% 2/15/2031	1,613	1,638
PacifiCorp 5.10% 4/15/2031	9,052	9,137
PacifiCorp 5.45% 4/15/2033	10,613	10,777
PacifiCorp 5.45% 2/15/2034	813	823
PacifiCorp 5.80% 4/15/2036	4,166	4,278
PacifiCorp 6.25% 10/15/2037	138	145
PacifiCorp 4.15% 2/15/2050	1,475	1,121
PacifiCorp 5.35% 12/1/2053	2,999	2,692
PacifiCorp 5.50% 5/15/2054	2,867	2,631
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,030	3,964
Public Service Electric and Gas Co. 1.90% 8/15/2031	875	766
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	409
Public Service Electric and Gas Co. 5.625% 1/1/2056	3,725	3,685

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	USD249	$249
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	2,821	2,807
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	451	450
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	177	177
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,655
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,766
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,241
Southern California Edison Co. 5.75% 4/1/2035	605	613
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,654
Southern California Edison Co. 4.50% 9/1/2040	452	389
Southern California Edison Co. 3.65% 2/1/2050	234	162
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	5,725	5,727
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	6,675	6,669
Union Electric Co. 5.75% 9/15/2056	200	200
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	1,962
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,227
		164,547

Consumer staples 0.47%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,750	1,694
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	3,735	3,654
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	1,455	1,407
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	9,810	9,355
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,099
BAT Capital Corp. 6.343% 8/2/2030	124	131
BAT Capital Corp. 5.35% 8/15/2032	10,500	10,750
BAT Capital Corp. 4.625% 3/22/2033	2,026	1,983
BAT Capital Corp. 6.421% 8/2/2033	134	145
BAT Capital Corp. 5.625% 8/15/2035	631	650
BAT Capital Corp. 4.54% 8/15/2047	627	517
Campbell’s Co. (The) 4.75% 3/23/2035	952	889
Clorox Co. 4.70% 5/15/2031	1,032	1,026
Clorox Co. 4.95% 5/15/2033	817	809
Clorox Co. 5.25% 5/15/2036	1,352	1,347
Coca-Cola Co. 1.00% 3/15/2028	842	798
Constellation Brands, Inc. 3.60% 2/15/2028	560	552
Constellation Brands, Inc. 4.85% 5/6/2031	1,587	1,587
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,177
Coty, Inc. 5.60% 1/15/2031 (f)	507	494
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	445	449
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	1,175	1,154
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,397
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	12,181	12,107
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,271
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,146
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	3,065	3,126
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,456
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,658
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	247
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	881
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	1,810	1,845
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,419
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,869
Mars, Inc. 5.20% 3/1/2035 (f)	385	387
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,584
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,183

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.125% 11/17/2027	USD319	$322
Philip Morris International, Inc. 4.875% 2/15/2028	623	627
Philip Morris International, Inc. 4.625% 11/1/2029	703	704
Philip Morris International, Inc. 5.625% 11/17/2029	154	159
Philip Morris International, Inc. 5.125% 2/15/2030	433	440
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,317
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,216
Philip Morris International, Inc. 4.25% 10/29/2032	770	747
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,716
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,316
Post Holdings, Inc. 4.625% 4/15/2030 (f)	5,186	5,013
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,496
Post Holdings, Inc. 6.25% 10/15/2034 (f)	890	875
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,025
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	695	695
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,001
		132,912

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,690
Celanese US Holdings, LLC 7.165% 7/15/2027	1,996	2,045
Celanese US Holdings, LLC 7.55% 11/15/2030	2,501	2,653
Celanese US Holdings, LLC 7.45% 11/15/2033	1,618	1,730
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,338
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,501
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,666
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,279
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	709
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,026
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,677
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	2,450	2,449
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,533
Dow Chemical Co. (The) 4.80% 1/15/2031	1,040	1,025
Dow Chemical Co. (The) 5.35% 3/15/2035	1,745	1,718
Dow Chemical Co. (The) 5.65% 3/15/2036	196	195
Dow Chemical Co. (The) 4.375% 11/15/2042	138	111
Dow Chemical Co. (The) 4.625% 10/1/2044	66	54
Dow Chemical Co. (The) 4.80% 5/15/2049	435	348
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	701
Ecolab, Inc. 4.80% 6/15/2031	9,250	9,294
Ecolab, Inc. 5.15% 6/15/2033	9,250	9,381
Ecolab, Inc. 5.35% 6/15/2036	4,500	4,579
FMC Corp. 8.00% 6/1/2031 (f)	2,800	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(j)	2,865	766
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	3,843
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,305
LYB International Finance III, LLC 5.50% 3/1/2034	778	772
LYB International Finance III, LLC 6.15% 5/15/2035	1,467	1,504
LYB International Finance III, LLC 5.875% 1/15/2036	5,140	5,156
LYB International Finance III, LLC 3.375% 10/1/2040	1,785	1,308
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	644	665
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,576
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)	1,195	1,183
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)	1,205	1,186
Mosaic Co. 4.05% 11/15/2027	941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	3,956
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,360

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD3,244	$3,284
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,283
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)	3,125	3,172
Westlake Corp. 4.375% 11/15/2047	448	348
		93,578

Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,623
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,090
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	313
American Tower Corp. 1.45% 9/15/2026	246	245
American Tower Corp. 3.55% 7/15/2027	1,277	1,266
American Tower Corp. 3.60% 1/15/2028	896	883
American Tower Corp. 1.50% 1/31/2028	2,240	2,136
American Tower Corp. 2.30% 9/15/2031	1,344	1,186
American Tower Corp. 2.95% 1/15/2051	1,792	1,125
Boston Properties, LP 6.50% 1/15/2034	2,223	2,360
Boston Properties, LP 5.75% 1/15/2035	2,324	2,347
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,082
FibraSOMA 7.125% 5/28/2036 (f)	1,485	1,480
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,760
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,691
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	825	819
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	1,100	1,087
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,860
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,731
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,536
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	995	1,000
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)	2,655	2,716
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)	2,920	2,984
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,646	1,663
MPT Operating Partnership, LP 5.00% 10/15/2027	2,137	2,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,065
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	4,550	4,452
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,025
Prologis, LP 4.875% 6/15/2028	1,357	1,369
Prologis, LP 4.75% 6/15/2033	2,359	2,338
Prologis, LP 5.00% 3/15/2034	1,850	1,847
Prologis, LP 5.00% 1/31/2035	1,033	1,028
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031	644	579
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,165
Service Properties Trust 0% 9/30/2027 (f)	1,000	928
Service Properties Trust 3.95% 1/15/2028	1,290	1,258
Service Properties Trust 4.95% 10/1/2029	1,610	1,518
Service Properties Trust 4.375% 2/15/2030	339	308
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,140
Service Properties Trust 8.875% 6/15/2032	2,153	2,218
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,568
Sun Communities Operating, LP 2.70% 7/15/2031	785	707
UDR, Inc. 2.95% 9/1/2026	681	679
		87,174
Total corporate bonds and notes		2,605,316

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 7.69%
Federal agency mortgage-backed obligations 6.77%
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	USD— (d)	$— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)	4	4
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	1	1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	107	109
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)	67	68
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	193	191
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)	201	189
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)	190	191
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)	452	474
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)	109	114
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	3,517	3,308
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)	38	40
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)	307	322
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)	55	56
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)	105	98
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)	34	35
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)	546	573
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	6	6
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	200	211
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)	597	630
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)	5	5
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)	185	196
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)	128	134
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)	11	12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)	434	455
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)	60	62
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)	5	5
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)	41	43
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)	120	126
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)	144	150
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)	298	310
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	5,014	4,355
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	15,264	12,772
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)	2,176	2,034
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,228	1,183
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	666	642
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	620	597
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)	3,886	3,629
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	6,320	5,879
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	869	809
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	1,974	1,836
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)	78	74
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	258	234
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)	937	889
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)	1,030	951
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)	1,590	1,472
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	335	303
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)	114	105
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)	7	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)	1,255	1,156
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)	1,634	1,518
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)	1,278	1,142
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	4,101	3,507
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	406	341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	293	245
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	9,245	7,899
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)	501	402

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	USD273	$240
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)	1,092	914
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)	2,250	1,801
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	7,479	6,352
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	1,192	1,021
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)	665	557
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	37	31
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	10,262	9,159
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)	3,628	2,912
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)	1,891	1,514
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)	1,536	1,233
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	848	829
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	4,798	3,870
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)	192	154
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)	1,047	879
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)	727	609
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	66	56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)	27	22
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)	5,699	4,576
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)	1,830	1,464
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)	1,777	1,427
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)	314	251
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	2,943	2,507
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)	360	301
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)	57	48
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	3,869	3,114
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)	1,656	1,325
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)	89	75
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)	38	32
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)	5,206	4,546
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	4,185	3,683
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	500	443
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)	1,892	1,513
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)	1,874	1,499
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)	4,578	3,832
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)	1,301	1,089
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)	352	294
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	133	112
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)	2,033	1,626
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)	32,777	27,433
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	8,780	7,348
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	376	331
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	144	116
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	1,929	1,614
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	1,188	995
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)	915	766
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)	3,608	3,224
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	64	56
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)	1,770	1,416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	3,842	3,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	1,453	1,216
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)	637	535
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)	296	248
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)	33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)	981	785
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	1,424	1,192
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	499	418
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)	127	106
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)	83	69
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)	10,864	8,690

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	USD7,198	$5,785
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)	4,405	3,524
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)	7,321	6,445
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	2,278	1,830
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)	167	134
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	13,150	11,233
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	6,116	5,229
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	148	126
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	70	60
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	2,788	2,236
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)	1,148	922
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)	691	583
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)	389	327
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)	114	96
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)	60	51
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	21	17
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)	8,788	7,739
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	6,112	4,896
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	4,382	3,517
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)	1,641	1,315
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	922	739
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	7,757	6,492
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)	1,850	1,549
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)	636	532
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)	624	525
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)	528	442
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)	134	113
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	49,012	43,869
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (l)	44	40
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)	36	32
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	2,753	2,206
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)	2,516	2,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	2,303	1,849
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	1,529	1,227
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	1,240	993
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)	1,238	992
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)	756	636
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)	741	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)	581	490
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)	151	127
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	23	19
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	5,541	4,444
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	2,812	2,259
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	2,038	1,630
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)	834	702
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)	827	696
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)	825	694
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)	155	130
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)	130	110
Fannie Mae Pool #FS1189 3.50% 4/1/2052 (l)	2,182	1,982
Fannie Mae Pool #FS2051 3.50% 4/1/2052 (l)	1,739	1,580
Fannie Mae Pool #BV9195 3.50% 4/1/2052 (l)	868	788
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (l)	35	32
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	595	559
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)	9,055	7,293
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)	943	754
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	885	744

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	USD808	$679
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)	109	91
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)	38	32
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)	43	39
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (l)	41	37
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	2,260	1,813
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)	1,884	1,508
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)	717	574
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)	1,355	1,138
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)	37	34
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	1,221	1,145
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	4,148	3,326
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	58,163	48,679
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)	98	86
Fannie Mae Pool #FS2482 3.50% 7/1/2052 (l)	447	406
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)	21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)	148	124
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)	82	69
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	2,217	1,936
Fannie Mae Pool #BT8311 3.50% 8/1/2052 (l)	3,980	3,615
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (l)	32	29
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)	15,459	12,365
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)	825	795
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)	7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)	5,805	5,603
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)	862	722
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	2,035	2,063
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)	2,450	2,368
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	811	820
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)	271	246
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	1,795	1,818
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	612	608
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	812	821
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	140	141
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)	178	184
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)	261	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)	529	522
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	503	508
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	902	939
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	326	339
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	291	303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	10,788	8,659
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)	777	653
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)	727	610
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	1,923	1,939
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)	84	84
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)	4,780	4,839
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	14,394	14,754
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)	1,428	1,439
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	3,258	3,336
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	3,440	3,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	5,109	5,230
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	21	21
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)	33	30
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)	241	244
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	115	117
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	4,856	5,028

135	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	USD1,377	$1,442
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)	1,820	1,703
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)	452	456
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	2,544	2,622
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	1,318	1,370
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)	4,054	4,086
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	3,935	3,968
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	699	720
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)	617	631
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	7	7
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	6,210	6,256
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)	504	519
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)	14	14
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	884	890
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,416	1,450
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	818	849
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	800	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	732	751
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	667	685
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)	745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)	40	42
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	4,158	4,187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)	2,181	2,210
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,275	1,291
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	7,979	8,168
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	907	928
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	521	536
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	87	89
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	12	12
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)	3,421	3,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)	2,659	2,770
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)	1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)	176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)	1,254	1,264
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	6,163	6,309
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	2,354	2,422
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	1,211	1,241
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	1,014	1,040
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	997	1,026
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	868	892
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	536	549
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	271	279
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	258	267
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	222	230
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,143	1,190
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)	1,092	1,138
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)	3,365	3,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	2,153	2,182
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)	1,896	1,910
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	870	876
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	2,377	2,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	35	36
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	447	457
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	93	95
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)	868	789
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)	1,637	1,532

American Funds Insurance Series	136

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	USD1,686	$1,704
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)	478	481
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)	254	255
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)	79	78
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)	25	24
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	1,370	1,383
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	18,185	18,615
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	2,320	2,375
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	202	207
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)	12,234	11,761
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)	43	43
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	2,238	2,291
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)	208	200
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)	1,460	1,467
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	292	299
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	9,634	9,239
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (l)	155	141
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	10,236	9,816
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)	189	190
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	6,535	6,690
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	237	243
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	230	236
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)	142	145
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)	134	137
Fannie Mae Pool #DE0111 3.50% 6/1/2055 (l)	1,804	1,638
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)	802	821
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	1,104	1,138
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)	2,012	1,827
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (l)	161	146
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (l)	27	27
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (l)	386	380
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (l)	263	239
Fannie Mae Pool #DH0530 3.50% 5/1/2056 (l)	120	109
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (l)	2,474	2,246
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (l)	112	101
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	5,013	4,705
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	8,629	8,361
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	3,078	2,645
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	8,572	7,016
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	704	603
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	2,946	2,645
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	3,092	2,859
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	46	46
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)	21	18
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)	6,298	5,930
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)	158	148
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)	44	41
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)	269	272
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (l)	30	32
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)	39	38
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	16,518	14,423
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)	360	364
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)	1,093	1,058
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	714	689
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	478	460
Freddie Mac Pool #760014 4.634% 8/1/2045 (l)(m)	125	125
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)	3,305	3,164
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)	3,045	2,922
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	2,937	2,676

137	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	USD166	$163
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	145	142
Freddie Mac Pool #760015 4.24% 1/1/2047 (l)(m)	299	291
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)	1,016	942
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)	1,671	1,586
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	1,419	1,388
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	710	594
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)	2,398	2,008
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	259	229
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	23,599	19,072
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	13,430	10,993
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)	1,900	1,520
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)	1,620	1,296
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)	2,077	1,662
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)	53	44
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)	22	19
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	24,407	19,755
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)	1,903	1,522
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	49	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	381	320
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)	50	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	628	526
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	304	270
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (l)	2,988	2,714
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)	738	593
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)	826	691
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	316	276
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	7,628	6,530
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	5,193	4,455
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)	1,062	889
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	44	37
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	5,085	4,528
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)	91	79
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	6,302	5,275
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	285	239
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	137	122
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	3,417	2,740
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)	772	675
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	1,513	1,215
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	5,094	4,353
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)	2,803	2,352
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)	193	154
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)	71	57
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)	2,454	2,060
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	1,806	1,538
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)	851	717
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	260	231
Freddie Mac Pool #QD5877 3.50% 1/1/2052 (l)	2,988	2,715
Freddie Mac Pool #QD4876 3.50% 1/1/2052 (l)	1,991	1,808
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (l)	80	73
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	4,153	3,322
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)	1,560	1,251
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)	1,483	1,188
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)	805	647
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	774	621
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)	483	407
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	63	53
Freddie Mac Pool #QD7995 3.50% 2/1/2052 (l)	898	821
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	79	73
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)	7,071	5,656

American Funds Insurance Series	138

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	USD3,519	$2,823
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	2,716	2,184
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)	1,655	1,326
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)	1,034	830
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)	805	645
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	236	189
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)	53	42
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)	766	644
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	27	23
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (l)	4,631	4,207
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (l)	33	30
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	2,762	2,216
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)	1,650	1,324
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)	1,482	1,187
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	987	790
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)	726	611
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)	551	463
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	330	277
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	126	106
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	104	87
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	69	59
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)	26	22
Freddie Mac Pool #RA7192 3.50% 4/1/2052 (l)	1,862	1,692
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (l)	154	140
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)	792	666
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)	144	121
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	9,884	8,645
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (l)	87	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)	3,324	2,674
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	4,967	4,343
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)	274	239
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (l)	57	52
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)	1,731	1,625
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	4,922	4,143
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)	9,037	7,891
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	1,062	938
Freddie Mac Pool #QE7126 3.50% 8/1/2052 (l)	903	820
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (l)	33,081	32,059
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	152	147
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)	820	689
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)	697	587
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)	93	78
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)	1,780	1,555
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	150	145
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	60	58
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)	218	183
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)	65	55
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)	9,656	9,327
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)	905	759
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)	646	542
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	942	936
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)	215	212
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	2,269	2,294
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	445	463
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	400	417
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	384	404
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	362	381
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	263	277
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	201	212
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	146	152

139	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	USD112	$119
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)	816	686
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	3,640	3,679
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	608	632
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)	329	311
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	5,096	5,151
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)	789	662
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)	95	80
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)	3,645	3,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)	46,213	45,740
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)	19,469	19,657
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)	522	542
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	26	27
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	389	403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)	229	237
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	352	355
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	8,602	8,806
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	9,282	9,353
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)	72	75
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	1,282	1,299
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	930	937
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	326	337
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)	13,402	13,575
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)	6,956	7,005
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)	2,702	2,721
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	443	458
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	390	396
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	1,336	1,376
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	980	1,018
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)	427	447
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	809	815
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	647	655
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)	584	592
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	4,416	4,521
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	2,306	2,368
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	547	561
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	9	9
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)	3,425	3,564
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)	1,782	1,856
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)	207	204
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)	8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	5,426	5,469
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	3,142	3,161
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	3,067	3,101
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)	1,025	1,039
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	547	553
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	4,130	4,227
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	2,280	2,358
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	2,084	2,136
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	1,470	1,513
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	725	742
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	171	176
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	1,348	1,400
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	944	982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	548	568
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	3,268	3,293
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	2,462	2,491
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)	2,100	2,113
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	1,814	1,822

American Funds Insurance Series	140

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	USD1,393	$1,414
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	1,241	1,255
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)	923	929
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	2,979	3,066
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	2,618	2,696
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	2,554	2,642
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	2,540	2,639
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	1,396	1,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	1,257	1,287
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)	855	886
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)	491	513
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	172	179
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	66	68
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	1,274	1,281
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)	1,936	1,864
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)	111	106
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	4,737	4,665
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	4,853	4,879
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	2,624	2,639
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)	82	82
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)	18	18
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)	3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	2,710	2,724
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,137	1,150
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)	233	234
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (l)	63	58
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)	3,543	3,561
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	1,393	1,426
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	144	144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	92	94
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (l)	44	40
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)	867	871
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (l)	29	27
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	4,169	4,268
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	1,469	1,504
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	69	70
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (l)	2,008	1,824
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	3,771	3,860
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	532	545
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)	171	175
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (l)	5,344	4,854
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)	832	862
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (l)	5,131	4,660
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (l)	2,825	2,709
Freddie Mac Pool #TA5881 3.50% 2/1/2056 (l)	114	104
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (l)	100	91
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (l)	3,973	3,608
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (l)	143	140
Freddie Mac Pool #RQ0124 3.50% 6/1/2056 (l)	2,296	2,085
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (l)(m)	134	122
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	10,192	10,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,843	1,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)	784	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	3,668	3,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)	3,480	3,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)	711	644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	592	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)	1,072	1,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)	1,532	1,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	6,055	5,777

141	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	USD3,548	$3,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	1,413	1,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)	2,718	2,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)	2,455	2,384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)	1,709	1,626
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)	265	248
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)	229	225
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)	135	131
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)	125	103
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)	6,094	5,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	60,910	50,019
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)	248	203
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)	1,200	1,176
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)	321	315
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)	126	108
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)	779	640
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)	17,869	15,289
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)	4,332	3,707
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)	16,244	14,444
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	698	597
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)	12,329	10,963
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)	116	106
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)	738	634
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)	573	519
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	8,637	8,148
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)	3,764	3,412
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)	1,939	1,661
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)	1,673	1,435
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	2,659	2,569
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)	22,672	21,895
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)	4,876	4,558
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	1,940	1,464
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (l)(n)	50,694	40,491
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (l)(n)	125,416	104,810
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (l)(n)	2,457	2,143
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (l)(n)	55	50
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (l)(n)	48,884	45,695
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (l)(n)	10,735	10,286
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (l)(n)	727	714
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (l)(n)	19,559	19,625
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (l)(n)	592	605
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (l)(n)	146,673	151,737
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (l)(n)	23,781	18,988
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (l)(n)	44,300	37,008
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (l)(n)	1,600	1,394
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (l)(n)	10,693	10,235
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (l)(n)	319	313
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (l)(n)	13,567	13,592
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (l)(n)	72,150	73,527
		1,918,543

Commercial mortgage-backed securities 0.68%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	645	649
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	5,368	5,527
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)	857	893
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	4,615	4,712
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	1,380	1,419

American Funds Insurance Series	142

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	USD4,062	$4,186
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)	1,914	1,963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	2,909	2,661
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)	490	477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	3,006	3,069
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)	1,792	1,891
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)	1,828	1,858
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)	1,000	985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	2,960	2,663
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)	750	743
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	2,112	2,151
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)	590	602
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	618	625
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)	1,750	1,750
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,117	1,153
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)	6,990	7,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)	1,450	1,481
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)	3,334	3,423
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(l)(m)	3,083	3,093
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(l)(m)	3,841	3,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (f)(l)(m)	1,187	1,187
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (f)(l)(m)	3,848	3,857
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(l)(m)	11,410	11,325
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(l)(m)	6,850	6,884
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(l)(m)	1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(l)(m)	1,414	1,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)	3,606	3,660
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(l)(m)	5,162	5,148
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)	3,677	3,737
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)	5,942	5,975
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)	1,205	1,204
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(l)(m)	2,748	2,755
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)	3,795	3,387
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(l)(m)	8,302	8,332
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	2,489	2,281
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(l)(m)	2,059	2,065
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)	5,246	5,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)	10,151	10,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)	1,522	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)	578	487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)	100	81
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(l)(m)	1,960	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)	13,772	13,333
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (l)(m)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(l)(m)	576	585
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)	627	622
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(l)(m)	1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(l)(m)	3,964	3,974
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)	2,194	1,956

143	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(l)(m)	USD10,709	$10,707
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(l)(m)	9,322	9,276
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(l)(m)	345	341
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)	1,620	1,536
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	430	444
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(l)(m)	5,000	5,014
		193,908

Collateralized mortgage-backed obligations (privately originated) 0.24%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(j)(l)	4,510	4,523
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)	504	461
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (f)(j)(l)	1,059	1,056
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(j)(l)	359	360
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)	4,866	4,763
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(j)(l)	1,408	1,395
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(j)(l)	2,216	2,218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	100	101
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)	5,786	5,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(l)(m)	71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(l)(m)	3,087	3,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(l)(m)	3,358	3,358
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(l)(m)	6,890	6,954
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)	165	164
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(j)(l)	1,777	1,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(j)(l)	1,666	1,676
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(j)(l)	460	461
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(l)	3,902	3,968
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(j)(l)	1,489	1,484
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)	2,435	2,431
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)	2,635	2,484
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(l)	1,484	1,433
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(l)(m)	4,921	4,927
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(l)(m)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)	2,172	2,068
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(j)(l)	944	943
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)	1,567	1,565
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(j)(l)	921	924
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(j)(l)	426	424
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(j)(l)	2,231	2,213
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)	1,439	1,420
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(l)(m)	2,392	2,377
		67,365
Total mortgage-backed obligations		2,179,816

American Funds Insurance Series	144

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.64%
Other asset-backed securities 0.79%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD10,457	$10,468
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)	1,923	1,909
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)	4,352	4,340
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(l)	2,576	2,607
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(l)	5,727	5,679
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)	2,471	2,456
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)	1,375	1,366
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)	6,656	6,556
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)	3,627	3,597
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)	11	11
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)	760	729
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)	3,856	3,636
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)	4,183	4,200
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(l)	6,897	6,844
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)	5,004	4,175
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)	1,661	1,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)	5,874	4,669
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(l)	1,197	1,195
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)	777	729
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)	2,969	2,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)	593	556
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)	829	766
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)	1,091	1,080
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	1,327	1,333
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)	283	283
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)	164	154
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)	2,105	2,112
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)	795	790
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)	360	341
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)	162	154
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)	3,834	3,817
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)	6,159	6,161
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)	1,161	1,132
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)	5,001	4,804
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)	6,489	6,237
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)	2,265	2,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)	3,322	3,116
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)	263	244
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(l)	1,000	1,006
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)	2,388	2,370
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	1,918	1,925
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(l)	4,645	4,701
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(l)	520	527
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)	4,531	4,469
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)	79	79
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)	4,075	3,865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)	26,263	21,710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)	509	509
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)	322	321
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)	693	695
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	2,442	2,347
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)	393	391
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)	506	499
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(l)(m)	438	443
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)	603	611
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(l)	6,396	6,393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)	2,454	2,332
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)	798	782
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)	421	420

145	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	USD676	$664
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)	560	548
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)	5,200	5,112
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)	6,139	6,021
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)	729	712
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	2,840	2,842
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	4,155	4,178
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	5,377	5,326
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)	944	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)	445	419
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)	621	585
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)	1,801	1,697
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)	1,842	1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)	6,539	6,154
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)	1,186	1,094
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)	1,240	1,236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)	124	124
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)	114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)	418	419
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)	736	745
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	9,409	9,492
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)	1,462	1,456
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)	8,048	8,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	2,052	2,033
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)	959	960
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)	243	244
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)	137	137
		224,039

Auto loan 0.63%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (l)	2,289	2,285
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)	1,751	1,738
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)	232	232
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)	2,813	2,827
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)	1,005	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)	3,470	3,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)	29,013	29,242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)	4,960	5,075
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)	1,211	1,216
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	545	545
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	296	297
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	479	477
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	1,679	1,682
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (l)	305	304
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	7,626	7,662
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)	3,768	3,783
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)	2,933	2,949
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)	8	8
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)	354	354
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	144	144
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	883	883
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	1,118	1,114
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)	5,998	6,100
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)	13,442	13,586
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)	3,235	3,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	7,319	7,258
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)	67	67
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(l)	2,901	2,899

American Funds Insurance Series	146

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(l)	USD1,174	$1,171
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)	462	462
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)	446	447
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)	8,654	8,904
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	1,058	1,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)	4,391	4,312
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)	4,445	4,413
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)	4,585	4,719
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)	9,236	9,167
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)	685	680
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)	429	426
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)	4,771	4,817
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)	1,448	1,449
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)	1,610	1,595
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)	993	983
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	2,042	2,050
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)	3,632	3,591
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)	677	678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)	504	505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	17	17
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	3,321	3,337
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)	1,355	1,357
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)	349	349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)	736	738
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)	173	173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)	2,447	2,451
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	1,546	1,551
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	1,822	1,835
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)	654	652
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(l)	850	851
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)	731	731
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)	142	142
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)	1,552	1,554
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)	543	543
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)	6,520	6,532
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)	1,973	1,988
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	2,618	2,624
		179,284

Credit card 0.11%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)	8,500	8,508
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)	4,100	4,105
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)	2,715	2,721
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	4,171	4,131
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	4,558	4,589
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	3,970	4,004
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)	2,043	2,034
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)	404	403
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(l)	640	637
		31,132

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)	2,105	2,111
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)	2,179	1,978
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)	2,928	2,629
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)	3,499	3,295

147	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	USD1,929	$1,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)	3,674	3,489
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (f)(l)(m)	3,102	3,078
		18,418

Collateralized loan obligations 0.04%
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(l)(m)	3,240	3,240
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(l)(m)	2,983	2,984
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(l)(m)	3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(l)(m)	1,000	1,001
		10,456
Total asset-backed obligations		463,329
Bonds & notes of governments & government agencies outside the U.S. 0.41%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,382
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,701
United Mexican States 4.75% 4/27/2032	2,305	2,212
United Mexican States 5.375% 3/22/2033	1,295	1,270
United Mexican States 3.50% 2/12/2034	1,790	1,529
United Mexican States 6.875% 5/13/2037	2,720	2,857
United Mexican States 6.25% 8/27/2037	17,535	17,558
United Mexican States 6.625% 1/29/2038	200	205
United Mexican States 6.125% 2/9/2038	937	920
United Mexican States 7.375% 5/13/2055	4,235	4,499
United Mexican States 3.771% 5/24/2061	1,528	920
		61,053

Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,801
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,669
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,052
Ontario (Province of) 3.90% 9/4/2030	8,228	8,110
		20,632

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,489

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	4,468	3,020
Abu Dhabi (Emirate of) 3.875% 4/16/2050	7,782	6,009
		9,029

American Funds Insurance Series	148

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD2,525	$2,099
Peru (Republic of) 5.875% 8/8/2054	2,310	2,306
Peru (Republic of) 2.78% 12/1/2060	3,383	1,855
		6,260

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,943
Panama (Republic of) 2.252% 9/29/2032	4,306	3,619
		5,562

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	735	723
Total bonds & notes of governments & government agencies outside the U.S.		114,748
Loans 0.12%
Communication services 0.03%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (m)(o)	2,332	2,341
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (m)(o)	1,215	1,143
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(g)(o)	2,107	2,107
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (m)(o)	1,650	1,129
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (m)(o)	1,280	1,286
		8,006

Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (m)(o)	220	225
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (m)(o)	900	552
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (m)(o)	3,076	2,683
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (m)(o)	4,010	4,036
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (m)(o)	104	104
		7,600

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)	3,785	3,807
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (m)(o)	1,374	1,347
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (m)(o)	41	38
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (m)(o)	2,031	1,894
		7,086

149	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Health care 0.01%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (m)(o)	USD505	$478
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (m)(o)	2,530	2,536
		3,014

Consumer staples 0.01%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (m)(o)	2,810	2,822

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (c)(m)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(g)(m)(o)	122	122
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (m)(o)	2,353	2,356
		2,605

Industrials 0.01%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (m)(o)	2,798	2,534

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (m)(o)	559	543
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	640	551
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	648	558
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(g)(k)(m)(o)	1,372	— (d)
		1,652
Total loans		35,319
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,408
		9,073

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	2,592	2,626

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,900	4,433

American Funds Insurance Series	150

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD5,710	$5,617
Total municipals		21,749
Total bonds, notes & other debt instruments (cost: $8,927,852,000)		8,768,621
Investment funds 2.64%	Shares
Capital Group Central Corporate Bond Fund (p)	89,196,808	747,469
Total investment funds (cost: $742,941,000)		747,469
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (p)(q)	18,153,356	1,815,154
Total short-term securities (cost: $1,815,118,000)		1,815,154
Total investment securities 101.97% (cost: $20,457,908,000)		28,893,579
Other assets less liabilities (1.97)%		(558,858)
Net assets 100.00%		$28,334,721
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	5,215	10/5/2026	USD1,074,983	$(766)
5 Year U.S. Treasury Note Futures	Long	8,154	10/5/2026	872,860	2,297
10 Year U.S. Treasury Note Futures	Long	1,326	9/30/2026	145,715	591
10 Year Ultra U.S. Treasury Note Futures	Short	1,214	9/30/2026	(136,537)	(1,645)
20 Year U.S. Treasury Bond Futures	Long	2,892	9/30/2026	328,242	8,465
30 Year Ultra U.S. Treasury Bond Futures	Short	705	9/30/2026	(81,890)	(2,226)
					$6,716
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	$1,712	$—	$1,712
SOFR	Annual	3.639%	Annual	1/14/2033	USD144,154	2,277	—	2,277
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	1,306	—	1,306
						$5,295	$—	$5,295

151	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR22,330	$(573)	$(376)	$(197)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD74,027	(5,969)	(5,733)	(236)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	112,022	(2,458)	(1,813)	(645)
					$(9,000)	$(7,922)	$(1,078)
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.64%
Capital Group Central Corporate Bond Fund	$846,762	$92,169	$178,000	$(35,998)	$22,536	$747,469	$19,771
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (q)	1,004,810	4,401,221	3,590,717	9	(169)	1,815,154	22,997
Total 9.04%				$(35,989)	$22,367	$2,562,623	$42,768
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$64,013	$64,013	0.23%
Rotech Healthcare, Inc. (a)(c)	8/22/2014	6,949	12,982	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	6,703	6,669	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	5,759	5,727	0.02
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	608	— (r)
Total		$83,965	$89,999	0.32%

American Funds Insurance Series	152

Asset Allocation Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,279,000, which represented 5.52% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $39,040,000, which represented 0.14% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(n)	Represents securities transacted on a TBA basis.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GO = General Obligation
PIK = Payment In Kind
REIT = Real Estate Investment Trust

Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

153	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2026unaudited

Common stocks 59.96%	Shares	Value (000)
Information technology 14.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	$15,819
Broadcom, Inc.	37,752	14,261
NVIDIA Corp.	52,476	10,500
Corning, Inc.	30,396	7,764
Microsoft Corp.	20,145	7,515
Apple, Inc.	12,498	3,616
ASML Holding NV	1,370	2,717
ARM Holdings PLC (ADR) (a)	3,585	1,271
Applied Materials, Inc.	1,691	1,223
Quantinuum, Inc., Class A (a)	10,598	866
Cisco Systems, Inc.	7,341	862
Accenture PLC, Class A	2,486	309
		66,723

Industrials 8.37%
RTX Corp.	35,141	6,667
Union Pacific Corp.	16,981	4,619
Hitachi, Ltd.	147,300	4,093
Volvo AB, Class B	67,610	2,299
BAE Systems PLC	82,086	2,008
TransDigm Group, Inc.	1,505	2,005
Airbus SE, non-registered shares	6,777	1,508
ITOCHU Corp.	125,800	1,447
Rheinmetall AG, non-registered shares	1,262	1,429
Deutsche Post AG	22,170	1,345
General Dynamics Corp.	3,637	1,288
L3Harris Technologies, Inc.	3,462	1,006
United Rentals, Inc.	784	888
Caterpillar, Inc.	818	871
Rolls-Royce Holdings PLC	43,590	837
Bouygues SA	13,919	777
Komatsu, Ltd.	19,300	755
Ryanair Holdings PLC	23,897	748
Bombardier, Inc., Class B (a)	3,171	730
Qantas Airways, Ltd.	93,586	693
Automatic Data Processing, Inc.	2,769	620
Waste Management, Inc.	2,611	582
Safran SA	1,295	512
PACCAR, Inc.	4,096	492
Uber Technologies, Inc. (a)	6,400	462
GFL Environmental, Inc., subordinate voting shares	10,769	396
Northrop Grumman Corp.	736	375
		39,452

Financials 7.97%
B3 SA - Brasil, Bolsa, Balcao	1,532,521	4,313
Banco Bilbao Vizcaya Argentaria SA	144,911	3,635
JPMorgan Chase & Co.	9,054	2,964
Samsung Life Insurance Co., Ltd.	10,377	2,709
Mizuho Financial Group, Inc.	51,200	2,459
ING Groep NV	68,015	2,152
Morgan Stanley	10,213	2,135
Chubb, Ltd.	5,704	1,944
Banco BPM SpA	91,406	1,579
Standard Chartered PLC (GBP denominated)	52,696	1,428
Zurich Insurance Group AG	1,911	1,411
Munchener Ruckversicherungs-Gesellschaft AG	2,388	1,333
BNP Paribas SA	10,447	1,221
Aviva PLC	140,965	1,216

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.	105,957	$1,131
UniCredit SpA	8,454	756
Samsung Fire & Marine Insurance Co., Ltd.	1,816	727
BlackRock, Inc.	731	703
Mastercard, Inc., Class A	1,285	660
AIA Group, Ltd.	71,400	655
Wells Fargo & Co.	7,639	631
U.S. Bancorp	8,575	518
Japan Post Bank Co., Ltd.	25,600	488
Hannover Rück SE	1,599	443
HDFC Bank, Ltd.	43,707	370
		37,581

Health care 6.60%
Eli Lilly and Co.	6,393	7,668
Vertex Pharmaceuticals, Inc. (a)	11,056	5,492
Gilead Sciences, Inc.	18,176	2,297
UnitedHealth Group, Inc.	5,003	2,080
EssilorLuxottica SA	10,607	1,990
Daiichi Sankyo Co., Ltd.	106,500	1,709
Abbott Laboratories	15,807	1,434
Alnylam Pharmaceuticals, Inc. (a)	3,819	1,150
Sanofi	13,216	1,129
Argenx SE, non-registered shares (a)	1,119	1,038
Stryker Corp.	3,282	1,033
Medtronic PLC	12,876	1,007
CVS Health Corp.	8,877	918
Molina Healthcare, Inc. (a)	3,415	781
BioMarin Pharmaceutical, Inc. (a)	10,659	610
AstraZeneca PLC (GBP denominated)	2,554	478
GE HealthCare Technologies, Inc.	4,863	311
		31,125

Materials 4.92%
Grupo Mexico, SAB de CV, Series B	282,948	3,208
Franco-Nevada Corp.	9,049	1,886
Franco-Nevada Corp. (CAD denominated)	2,941	614
Linde PLC	4,496	2,333
Vale SA, ordinary nominative shares	71,480	1,078
Vale SA (ADR), ordinary nominative shares	51,629	777
Smurfit Westrock PLC	38,239	1,769
Anglo American PLC	35,432	1,735
Newmont Corp.	18,443	1,723
Lundin Gold, Inc.	31,853	1,718
Freeport-McMoRan, Inc.	25,659	1,614
Lundin Mining Corp.	57,294	1,396
Air Products and Chemicals, Inc.	4,491	1,317
Southern Copper Corp.	3,900	680
Agnico Eagle Mines, Ltd. (CAD denominated)	3,410	530
Air Liquide SA	2,542	503
Celanese Corp.	4,289	197
LunR Royalties Corp. (a)	6,768	90
		23,168

Utilities 4.71%
Dominion Energy, Inc.	77,410	5,287
DTE Energy Co.	18,456	2,812
National Grid PLC	120,974	2,003

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Constellation Energy Corp.	7,776	$1,931
Power Grid Corp. of India, Ltd.	569,441	1,732
Duke Energy Corp.	13,590	1,720
Pinnacle West Capital Corp.	15,099	1,616
Xcel Energy, Inc.	17,982	1,444
E.ON SE	64,471	1,330
CenterPoint Energy, Inc.	28,279	1,246
NextEra Energy, Inc.	6,537	574
Engie SA	16,259	513
		22,208

Consumer discretionary 3.85%
Amazon.com, Inc. (a)	24,278	5,786
Compagnie Generale des Etablissements Michelin	80,981	3,128
Starbucks Corp.	21,639	2,211
Midea Group Co., Ltd., Class A	161,550	1,797
Compagnie Financiere Richemont SA, Class A	6,287	1,459
Maruti Suzuki India, Ltd.	9,082	1,359
Royal Caribbean Cruises, Ltd.	3,432	1,090
Viking Holdings, Ltd. (a)	6,825	714
Accor SA	9,987	581
		18,125

Communication services 3.66%
Alphabet, Inc., Class A	20,814	7,438
Alphabet, Inc., Class C	7,139	2,523
Meta Platforms, Inc., Class A	4,326	2,437
AT&T, Inc.	113,059	2,340
Comcast Corp., Class A	39,509	970
Omnicom Group, Inc.	11,620	846
Netflix, Inc. (a)	8,833	631
Versant Media Group, Inc., Class A	1,665	60
		17,245

Consumer staples 3.18%
Philip Morris International, Inc.	27,768	5,024
Imperial Brands PLC	104,123	3,850
British American Tobacco PLC	47,640	2,938
Altria Group, Inc.	19,061	1,371
Nestle SA	9,372	962
Sysco Corp.	9,796	819
		14,964

Energy 2.53%
Canadian Natural Resources, Ltd. (CAD denominated)	140,306	5,552
EOG Resources, Inc.	14,180	1,839
Shell PLC (GBP denominated)	44,383	1,719
Chevron Corp.	6,600	1,094
Expand Energy Corp.	6,745	615
Cameco Corp. (CAD denominated)	5,638	575
Baker Hughes Co., Class A	9,492	527
		11,921

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.01%
CTP NV	2,867	$52
Total common stocks (cost: $185,222,000)		282,564
Preferred securities 0.28%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	163,650	1,337
Total preferred securities (cost: $1,497,000)		1,337
Convertible stocks 0.89%
Communication services 0.33%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	15,500	789
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	15,500	779
		1,568

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,372

Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,271
Total convertible stocks (cost: $4,444,000)		4,211
Bonds, notes & other debt instruments 30.88%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.04%
Japan 1.91%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	520
Japan, Series 346, 0.10% 3/20/2027	134,150	819
Japan, Series 474, 0.70% 7/1/2027	53,050	325
Japan, Series 352, 0.10% 9/20/2028	78,500	469
Japan, Series 358, 0.10% 3/20/2030	37,400	217
Japan, Series 363, 0.10% 6/20/2031	132,850	747
Japan, Series 373, 0.60% 12/20/2033	55,750	303
Japan, Series 152, 1.20% 3/20/2035	284,700	1,572
Japan, Series 176, 0.50% 3/20/2041	92,050	385
Japan, Series 179, 0.50% 12/20/2041	96,300	392
Japan, Series 42, 1.70% 3/20/2044	86,550	408
Japan, Series 192, 2.40% 3/20/2045	165,550	860
Japan, Series 74, 1.00% 3/20/2052	63,400	208
Japan, Series 76, 1.40% 9/20/2052	41,100	150
Japan, Series 77, 1.60% 12/20/2052	76,750	294
Japan, Series 90, 3.70% 3/20/2056	226,900	1,350
		9,019

Germany 1.33%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,535
Germany (Federal Republic of) 0% 2/15/2032	540	533
Germany (Federal Republic of) 1.70% 8/15/2032	674	730
Germany (Federal Republic of) 2.30% 2/15/2033	300	335
Germany (Federal Republic of) 1.00% 5/15/2038	180	164

157	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$152
Germany (Federal Republic of) 0% 8/15/2052	290	138
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	1,500	1,674
		6,261

Supra National 0.94%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR43,800	451
European Investment Bank 0.375% 9/15/2027	EUR110	123
European Investment Bank 6.95% 3/1/2029	INR5,700	59
European Investment Bank 0.25% 1/20/2032	EUR860	855
European Investment Bank 7.40% 10/23/2033	INR19,300	205
European Investment Bank 2.875% 1/15/2035	EUR45	51
European Union 2.50% 10/14/2030	40	45
European Union 2.75% 12/13/2032	70	79
European Union 3.375% 10/4/2039	40	45
European Union 3.625% 12/12/2040	1,475	1,682
European Union 4.00% 10/12/2055	300	342
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	230
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	169
International Finance Corp. 0% 4/26/2052	MXN18,660	105
		4,441

United Kingdom 0.85%
United Kingdom 1.25% 7/22/2027	GBP410	528
United Kingdom 1.00% 1/31/2032	750	830
United Kingdom 4.25% 6/7/2032	515	680
United Kingdom 3.25% 1/31/2033	330	407
United Kingdom 4.75% 10/22/2035	270	358
United Kingdom 3.25% 1/22/2044	504	510
United Kingdom 1.25% 7/31/2051	413	233
United Kingdom 4.375% 7/31/2054	205	228
United Kingdom 2.50% 7/22/2065	340	239
		4,013

Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR250	271
Italy (Republic of) 4.40% 5/1/2033	10	12
Italy (Republic of) 4.35% 11/1/2033	740	903
Italy (Republic of) 4.20% 3/1/2034	900	1,088
Italy (Republic of) 3.65% 8/1/2035	795	918
Italy (Republic of) 4.50% 10/1/2053	210	246
Italy (Republic of) 4.30% 10/1/2054	220	249
Italy (Republic of) 4.65% 10/1/2055	160	190
		3,877

China 0.67%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	86
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	4,300	665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	373
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	61
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	209
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,290
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	317
		3,159

American Funds Insurance Series	158

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Peru 0.63%
Peru (Republic of) 7.60% 8/12/2039	PEN9,509	$2,983

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	454
French Republic O.A.T. 0% 11/25/2030	1,320	1,330
French Republic O.A.T. 2.00% 11/25/2032	430	458
French Republic O.A.T. 3.80% 6/25/2037	150	173
French Republic O.A.T. 3.25% 5/25/2045	160	162
French Republic O.A.T. 3.75% 5/25/2056	225	228
		2,805

Spain 0.52%
Spain (Kingdom of) 0% 1/31/2027	335	377
Spain (Kingdom of) 0.80% 7/30/2027	490	550
Spain (Kingdom of) 0.50% 10/31/2031	165	167
Spain (Kingdom of) 3.15% 4/30/2033	227	262
Spain (Kingdom of) 3.55% 10/31/2033	370	436
Spain (Kingdom of) 3.25% 4/30/2034	75	87
Spain (Kingdom of) 3.45% 10/31/2034	145	169
Spain (Kingdom of) 3.30% 4/30/2036	90	103
Spain (Kingdom of) 3.40% 10/31/2036	245	281
		2,432

Brazil 0.51%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	399
Brazil (Federative Republic of) 10.00% 1/1/2031	4,118	694
Brazil (Federative Republic of) 10.00% 1/1/2035	6,188	963
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	237	39
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,712	274
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	237	38
		2,407

Australia 0.48%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD465	281
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	453
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	591
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	129	81
New South Wales Treasury Corp. 5.25% 10/17/2034	582	407
New South Wales Treasury Corp. 4.25% 2/20/2036	340	217
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	228
		2,258

Hungary 0.46%
Hungary (Republic of) 3.00% 8/21/2030	HUF598,580	1,782
Hungary (Republic of) 3.00% 4/25/2041	101,720	255
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	122
		2,159

South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	221

159	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Korea (continued)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,830,410	$1,197
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	258,730	168
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	691,550	417
		2,003

Colombia 0.36%
Colombia (Republic of) 8.00% 4/20/2033	USD1,330	1,459
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP785,300	228
		1,687

Canada 0.32%
Canada (Government of) 3.50% 3/1/2028	CAD1,119	799
Canada (Government of) 1.50% 12/1/2031	60	39
Nova Scotia (Province of) 3.15% 12/1/2051	170	94
Ontario (Province of) 4.05% 4/16/2031	USD150	148
Quebec Canada (Province of) 4.375% 7/2/2031	GBP328	433
		1,513

Greece 0.29%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	98
Greece (Hellenic Republic of) 3.375% 6/16/2036	540	609
Greece (Hellenic Republic of) 4.125% 6/15/2054	500	561
		1,344

Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	185	211
		518

Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK9,930	474

Indonesia 0.09%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	68
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	55
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	157
		420

Finland 0.09%
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR348	402

Austria 0.08%
Austria (Republic of) 0% 2/20/2031	370	373

American Funds Insurance Series	160

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.07%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	175	200
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	70	76
		328

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR4,515	279

Mexico 0.05%
United Mexican States 6.125% 2/9/2038	USD200	196
United Mexican States, Series M, 8.00% 7/31/2053	MXN881	43
		239

Panama 0.04%
Panama (Republic of) 6.40% 2/14/2035	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	112
Ireland (Republic of) 3.00% 10/18/2043	80	87
		199

Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD200	197

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR160	183

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	147

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	123

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	119

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	104

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	59
Total bonds & notes of governments & government agencies outside the U.S.		56,737
Corporate bonds and notes 6.87%
Financials 2.14%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD100	98
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR230	250

161	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	EUR100	$119
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (d)	USD211	218
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	EUR100	118
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)	100	119
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(d)	USD200	197
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP100	139
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR235	276
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)	200	216
BNP Paribas SA 1.625% 7/2/2031	EUR200	208
BPCE SA 4.50% 1/13/2033	100	119
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (d)	200	227
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (d)	100	119
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD250	245
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR300	351
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (d)	100	115
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	70	70
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (d)	EUR100	117
Corebridge Financial, Inc. 3.90% 4/5/2032	USD59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	160	159
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR200	216
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (d)	100	104
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (d)	USD150	150
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (d)	EUR100	114
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP100	133
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	EUR100	120
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD135	138
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (d)	190	190
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	360	373
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	290	323
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (d)	EUR170	200
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)	100	125
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)	400	465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	220	226
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	25	24
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (d)	EUR100	118
KfW 2.375% 6/29/2029	40	45
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (d)	170	196
Mastercard, Inc. 2.00% 11/18/2031	USD102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)	294	300
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	150	153
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR175	188
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	25	26

American Funds Insurance Series	162

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	USD280	$282
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)	330	334
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	75
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (d)	EUR150	173
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)	150	175
		10,103

Utilities 1.00%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD196	157
Amprion Gmbh 3.971% 9/22/2032	EUR300	352
Consumers Energy Co. 5.125% 5/1/2036	USD125	125
Duke Energy Corp. 3.75% 4/1/2031	EUR100	116
Electricite de France SA 4.25% 1/25/2032	100	119
Electricite de France SA 4.00% 5/7/2037	100	115
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)	200	225
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (d)	200	221
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)	200	246
Enel Finance International NV 2.125% 7/12/2028 (c)	USD200	190
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (d)	EUR150	170
Enfragen Energia Sur SA 5.375% 12/30/2030	USD196	185
Engie SA 7.00% 10/30/2028	GBP50	70
Generadora de Gatun SA 6.874% 9/30/2044 (c)	USD600	620
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR100	114
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)	220	248
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD3	3
Pacific Gas and Electric Co. 6.00% 8/15/2035	60	62
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
PacifiCorp 5.80% 4/15/2036	55	57
PacifiCorp 5.80% 1/15/2055	145	138
Public Service Co. of Colorado 2.70% 1/15/2051	125	75
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR100	114
Southern California Edison Co. 5.45% 3/1/2035	USD90	90
SP Transmission PLC 2.00% 11/13/2031	GBP100	115
TenneT Netherlands BV 3.25% 4/1/2036	EUR100	115
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (d)	200	223
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		4,701

Energy 0.81%
Ecopetrol SA 8.625% 1/19/2029	325	345
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	200	204
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (c)	200	200
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (c)	200	197
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	225	230
Petroleos Mexicanos 7.47% 11/12/2026	MXN2,587	147
Petroleos Mexicanos 6.84% 1/23/2030	USD2,125	2,184

163	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD80	$67
Raizen Fuels Finance SA 6.45% 3/5/2034	200	111
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,792

Communication services 0.76%
Alphabet, Inc. 3.45% 5/11/2032	EUR100	115
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	542
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	117
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	120
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	131
AT&T, Inc. 2.55% 12/1/2033	USD64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)	400	339
CCO Holdings, LLC 7.375% 2/1/2036 (c)	340	334
Charter Communications Operating, LLC 6.55% 6/1/2034	28	29
Charter Communications Operating, LLC 5.85% 12/1/2035	219	212
Charter Communications Operating, LLC 4.80% 3/1/2050	53	40
Charter Communications Operating, LLC 5.25% 4/1/2053	64	50
Charter Communications Operating, LLC 6.70% 12/1/2055	47	45
Comcast Corp. 0.25% 9/14/2029	EUR250	263
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 3.625% 11/16/2031	EUR100	116
Orange 5.625% 1/23/2034	GBP90	122
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	113
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	98
		3,588

Industrials 0.51%
Boeing Co. (The) 6.298% 5/1/2029	USD95	99
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	84
Carrier Global Corp. 2.493% 2/15/2027	7	7
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR100	115
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD200	191
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR200	229
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	USD73	74
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	200	199
RTX Corp. 4.125% 11/16/2028	100	99
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	63
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)	95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)	45	45
Tyco Electronics Group SA 4.875% 2/9/2036	210	206
Veralto Corp. 4.15% 9/19/2031	EUR100	118
Veralto Corp. 5.45% 9/18/2033	USD40	41
		2,411

Consumer staples 0.46%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	193
BAT Capital Corp. 3.215% 9/6/2026	USD62	62

American Funds Insurance Series	164

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 3.557% 8/15/2027	USD105	$104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	588	606
Campbell’s Co. (The) 4.75% 3/23/2035	47	44
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	132
Mars, Inc. 5.20% 3/1/2035 (c)	USD105	106
Minerva Luxembourg SA 8.875% 9/13/2033	200	207
Philip Morris International, Inc. 4.00% 10/29/2030	60	59
Philip Morris International, Inc. 5.75% 11/17/2032	510	534
		2,180

Consumer discretionary 0.40%
Amazon.com, Inc. 4.55% 3/13/2033	77	76
BMW International Investment BV 4.75% 9/4/2030	GBP100	133
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	229
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD200	198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	205
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR285	327
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD140	144
Hyundai Capital America 2.875% 6/26/2028	EUR100	114
Hyundai Capital America 5.10% 6/24/2030 (c)	USD72	72
Hyundai Capital America 4.50% 9/18/2030 (c)	100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR100	106
Sands China, Ltd. 4.375% 6/18/2030	USD200	194
		1,896

Health care 0.32%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 4.75% 3/15/2036	18	18
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	197
Amgen, Inc. 4.20% 3/1/2033	200	192
Amgen, Inc. 5.65% 3/2/2053	165	161
Baxter International, Inc. 5.65% 12/15/2035	30	30
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	128
Danaher Corp. 3.625% 4/29/2034	EUR100	115
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Stryker Corp. 5.20% 2/10/2035	10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	114
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	148
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,492

Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	127
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	251
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	200	205
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (d)(f)	285	287

165	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(d)(f)	USD48	$48
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
Verallia SAS 3.875% 11/4/2032	EUR200	222
		1,230

Information technology 0.12%
Amphenol Corp. 3.125% 6/16/2032	100	113
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	29
Broadcom, Inc. 3.469% 4/15/2034	123	110
Oracle Corp. 2.65% 7/15/2026	216	216
Oracle Corp. 5.20% 9/26/2035	57	53
		542

Real estate 0.09%
American Tower Corp. 0.875% 5/21/2029	EUR130	139
FibraSOMA 7.125% 5/28/2036 (c)	USD305	304
		443
Total corporate bonds and notes		32,378
U.S. Treasury bonds & notes 6.65%
U.S. Treasury 5.95%
U.S. Treasury 4.50% 4/15/2027	1,106	1,110
U.S. Treasury 3.75% 4/30/2027	950	948
U.S. Treasury 3.75% 6/30/2027	1,510	1,505
U.S. Treasury 4.00% 6/30/2028 (g)	4,237	4,224
U.S. Treasury 4.625% 9/30/2028	1,789	1,806
U.S. Treasury 4.125% 3/31/2029	778	777
U.S. Treasury 3.50% 9/30/2029	714	700
U.S. Treasury 4.00% 2/28/2030	1,038	1,032
U.S. Treasury 4.00% 5/31/2030	1,090	1,083
U.S. Treasury 3.875% 6/30/2030	2,117	2,093
U.S. Treasury 3.50% 11/30/2030	700	680
U.S. Treasury 3.875% 3/31/2031	865	853
U.S. Treasury 2.875% 5/15/2032	1,176	1,092
U.S. Treasury 4.25% 3/31/2033	400	399
U.S. Treasury 4.625% 2/15/2035 (g)	1,544	1,569
U.S. Treasury 4.25% 5/15/2035	326	322
U.S. Treasury 4.25% 8/15/2035	900	889
U.S. Treasury 4.00% 11/15/2035	2,540	2,457
U.S. Treasury 4.125% 2/15/2036	710	693
U.S. Treasury 1.875% 2/15/2041	285	198
U.S. Treasury 2.25% 5/15/2041	1,273	928
U.S. Treasury 2.875% 11/15/2046	200	146
U.S. Treasury 1.25% 5/15/2050	1,675	797
U.S. Treasury 1.375% 8/15/2050	950	466
U.S. Treasury 2.375% 5/15/2051	510	319
U.S. Treasury 2.00% 8/15/2051	560	319
U.S. Treasury 4.00% 11/15/2052	270	231
U.S. Treasury 3.625% 2/15/2053	149	119
U.S. Treasury 4.25% 8/15/2054	320	286
		28,041

American Funds Insurance Series	166

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 0.70%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	USD359	$353
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	713	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	278	195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	1,303	1,201
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	904	834
		3,304
Total U.S. Treasury bonds & notes		31,345
Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 3.08%
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)	468	374
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	187	190
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	296	300
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	323	331
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (h)	9	9
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	17	17
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	12	12
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	542	555
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	83	84
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	60	62
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	436	440
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	168	170
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	125	127
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	25	25
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	20	21
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	78	78
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	65	67
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	59	60
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	251	252
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	419	429
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	74	76
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	9	9
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	256	246
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	12	12
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	26	26
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	92	91
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	48	47
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (h)	81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	315	252
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	340	272
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (h)	10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	396	399
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	169	170
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	38	39
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	70	73
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	33	33
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	91	94
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	54	56
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	46	48
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	18	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	4	4
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	94	97
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	65	68
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	65	67
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	43	45
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	28	28
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	57	57

167	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	USD194	$192
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	133	141
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	122	122
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	41	41
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	85	84
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	226	222
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (h)	312	330
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	576	567
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (h)	745	714
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(i)	206	164
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (h)(i)	1,047	950
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(i)	1,587	1,521
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(i)	1,502	1,476
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(i)	125	125
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)	89	92
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(i)	299	315
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(i)	658	646
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(i)	86	87
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(i)	603	634
		14,503

Collateralized mortgage-backed obligations (privately originated) 0.77%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(h)(j)	56	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (c)(h)(j)	104	105
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (c)(h)(j)	40	40
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (c)(h)(j)	22	22
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (c)(h)(j)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (c)(h)(j)	117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (c)(h)(j)	16	16
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (c)(h)(j)	13	13
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(h)(j)	370	370
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (c)(h)(j)	230	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(h)(j)	19	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (c)(h)(j)	206	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (c)(h)(j)	129	129
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(h)	145	145
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (c)(d)(h)	320	321
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(h)	85	85
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(h)	88	88
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(h)(j)	78	72
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(h)(j)	225	223
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(h)	56	57
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(h)	105	106

American Funds Insurance Series	168

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(h)	USD147	$148
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(h)	160	161
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (c)(h)(j)	100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(h)	93	92
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(h)	164	165
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(h)	82	83
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(h)(j)	70	70
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(h)	104	103
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(h)(j)	241	238
		3,635

Commercial mortgage-backed securities 0.59%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	56
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(h)	140	141
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(h)(j)	335	336
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(h)(j)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(h)(j)	100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(h)(j)	135	137
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(h)(j)	189	187
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (c)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (c)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(h)(j)	131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (c)(h)(j)	295	295
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (c)(h)(j)	49	49
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(h)(j)	128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (c)(h)(j)	555	552
		2,800

Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK379	54
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,016	142
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	4,768	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	429	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	520	63
Realkredit Danmark AS 1.00% 10/1/2053 (h)	173	20
		931
Total mortgage-backed obligations		21,869
Asset-backed obligations 0.61%
Other asset-backed securities 0.34%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(h)	USD312	307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)	86	87
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(h)	52	52
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(h)	208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)	100	101
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(h)	191	190
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(h)	56	56

169	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(h)	USD250	$247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(h)	231	233
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(h)	112	112
		1,594

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(h)	83	84
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(h)	148	151
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(h)	100	100
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(h)	220	218
		553

Collateralized loan obligations 0.08%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(h)(j)	250	250
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(h)(j)	115	115
		365

Credit card 0.06%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(h)	100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)	100	100
		299

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (c)(h)(j)	54	54
Total asset-backed obligations		2,865
Federal agency bonds & notes 0.04%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	204
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	56
Total municipals		129
Total bonds, notes & other debt instruments (cost: $149,495,000)		145,527
Investment funds 0.91%	Shares
Capital Group Central Corporate Bond Fund (k)	511,772	4,289
Total investment funds (cost: $4,066,000)		4,289

American Funds Insurance Series	170

American Funds Global Balanced Fund (continued)
Short-term securities 7.46%	Shares	Value (000)
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (k)(l)	351,527	$35,149
Total short-term securities (cost: $35,149,000)		35,149
Total investment securities 100.38% (cost: $379,873,000)		473,077
Other assets less liabilities (0.38)%		(1,812)
Net assets 100.00%		$471,265
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month CORRA Futures	Short	4	9/16/2026	USD(689)	$1
3 Month SONIA Futures	Long	1	3/17/2027	318	2
2 Year Italy Government Bond Futures	Long	74	9/10/2026	9,051	9
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	10	9/29/2026	743	1
2 Year U.S. Treasury Note Futures	Long	136	10/5/2026	28,034	(31)
3 Year Australian Treasury Bond Futures	Short	101	9/16/2026	(7,314)	(32)
5 Year Euro-Bobl Futures	Long	11	9/10/2026	1,450	9
5 Year Canadian Government Bond Futures	Long	13	9/29/2026	1,037	5
5 Year U.S. Treasury Note Futures	Long	173	10/5/2026	18,519	45
10 Year Italy Government Bond Futures	Long	18	9/10/2026	2,455	20
10 Year French Government Bond Futures	Short	3	9/10/2026	(411)	(2)
10 Year Euro-Bund Futures	Short	28	9/10/2026	(4,074)	(41)
10 Year Australian Treasury Bond Futures	Long	52	9/15/2026	3,954	55
10 Year Japanese Government Bond Futures	Short	1	9/24/2026	(786)	(2)
10 Year Canadian Government Bond Futures	Long	3	9/29/2026	256	3
10 Year U.S. Treasury Note Futures	Long	14	9/30/2026	1,538	— (m)
10 Year UK Gilt Futures	Long	8	9/30/2026	947	16
10 Year Ultra U.S. Treasury Note Futures	Short	24	9/30/2026	(2,699)	(9)
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2026	1,929	33
30 Year Euro-Buxl Futures	Short	1	9/10/2026	(127)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	25	9/30/2026	2,904	88
					$166
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	324	THB	10,525	Standard Chartered Bank	7/6/2026	$7
THB	10,525	USD	324	Citibank	7/6/2026	(7)
AUD	525	USD	364	RBC Capital Markets	7/7/2026	(1)
ZAR	5,630	USD	343	JPMorgan Chase	7/8/2026	— (m)
USD	2,188	KRW	3,282,315	Citibank	7/10/2026	66
USD	5,473	GBP	4,076	Morgan Stanley	7/10/2026	66
USD	1,582	AUD	2,244	JPMorgan Chase	7/10/2026	29
USD	4,548	CNH	30,747	RBC Capital Markets	7/10/2026	18
USD	1,138	EUR	980	Citibank	7/10/2026	17

171	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	851	CAD	1,185	Standard Chartered Bank	7/10/2026	$15
COP	1,047,070	USD	291	Citibank	7/10/2026	14
USD	417	SEK	3,900	RBC Capital Markets	7/10/2026	14
USD	692	CHF	550	Goldman Sachs	7/10/2026	11
USD	1,466	MXN	25,470	RBC Capital Markets	7/10/2026	11
USD	1,017	HUF	313,860	Citibank	7/10/2026	9
USD	488	HUF	149,760	Standard Chartered Bank	7/10/2026	7
USD	326	JPY	52,000	Citibank	7/10/2026	6
USD	70	NOK	651	Bank of New York Mellon	7/10/2026	4
USD	106	PLN	390	Citibank	7/10/2026	3
ZAR	4,470	USD	270	Goldman Sachs	7/10/2026	2
EUR	186	CAD	300	Goldman Sachs	7/10/2026	1
USD	82	ILS	240	HSBC Bank	7/10/2026	1
USD	68	RON	310	HSBC Bank	7/10/2026	1
USD	125	SGD	160	HSBC Bank	7/10/2026	1
USD	1,524	PEN	5,212	Citibank	7/10/2026	— (m)
CAD	241	EUR	150	Morgan Stanley	7/10/2026	(1)
USD	429	IDR	7,740,641	Goldman Sachs	7/10/2026	(3)
AUD	310	USD	219	Citibank	7/10/2026	(4)
NOK	1,661	EUR	150	RBC Capital Markets	7/10/2026	(4)
BRL	1,850	USD	364	Morgan Stanley	7/10/2026	(6)
EUR	1,242	GBP	1,075	HSBC Bank	7/10/2026	(6)
JPY	317,490	EUR	1,720	Citibank	7/10/2026	(12)
CLP	905,350	USD	1,021	Citibank	7/10/2026	(39)
USD	709	GBP	530	Morgan Stanley	7/13/2026	6
USD	255	CAD	355	Morgan Stanley	7/13/2026	5
USD	755	BRL	3,931	Goldman Sachs	7/13/2026	(4)
USD	1,064	INR	102,200	Citibank	7/13/2026	(15)
USD	1,117	CZK	23,440	HSBC Bank	7/14/2026	13
USD	231	EUR	200	Bank of New York Mellon	7/14/2026	3
USD	142	EUR	125	RBC Capital Markets	7/14/2026	(1)
CZK	13,595	EUR	562	Citibank	7/14/2026	(2)
CNH	15,720	USD	2,324	Citibank	7/14/2026	(7)
EUR	325	USD	379	Morgan Stanley	7/14/2026	(7)
USD	8,630	JPY	1,380,040	Goldman Sachs	7/15/2026	132
USD	738	EUR	640	Morgan Stanley	7/15/2026	7
NZD	47	USD	28	Standard Chartered Bank	7/15/2026	(1)
USD	163	EUR	140	Goldman Sachs	7/17/2026	2
USD	968	EUR	835	HSBC Bank	7/20/2026	13
GBP	285	USD	378	HSBC Bank	7/23/2026	— (m)
USD	699	JPY	110,480	Standard Chartered Bank	7/24/2026	18
GBP	458	EUR	530	Bank of America	7/24/2026	1
JPY	72,940	USD	454	Barclays Bank PLC	7/24/2026	(5)
AUD	1,470	USD	1,052	Standard Chartered Bank	7/24/2026	(35)
USD	1,428	EUR	1,215	Barclays Bank PLC	7/27/2026	38
USD	869	EUR	765	JPMorgan Chase	7/27/2026	(6)
USD	24,607	EUR	21,471	Citibank	8/5/2026	36
EUR	395	DKK	2,950	Morgan Stanley	8/6/2026	— (m)
GBP	505	USD	688	Goldman Sachs	8/11/2026	(18)
USD	699	JPY	108,480	Barclays Bank PLC	8/12/2026	29
USD	1,008	EUR	885	HSBC Bank	9/28/2026	(7)
						$415

American Funds Insurance Series	172

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	$— (m)	$—	$— (m)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	(1)	—	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	49	—	49
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	71	—	71
3.73%	Annual	SONIA	Annual	3/10/2028	GBP1,960	(12)	—	(12)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP1,960	(7)	—	(7)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP2,640	2	—	2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	6	—	6
SOFR	Annual	3.29015%	Annual	1/13/2030	USD1,930	40	—	40
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	5	—	5
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	6	—	6
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR3,260	(28)	—	(28)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR6,730	(62)	—	(62)
SOFR	Annual	3.507%	Annual	1/14/2031	USD3,720	60	—	60
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK5,800	2	—	2
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK5,900	1	—	1
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK5,800	1	—	1
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK5,800	1	—	1
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR600	(6)	—	(6)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK5,900	3	—	3
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK2,900	2	—	2
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR300	(4)	—	(4)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR610	(9)	—	(9)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP2,240	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR4,740	15	—	15
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR2,370	7	—	7
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR2,380	1	—	1
4.131%	Annual	SONIA	Annual	4/22/2031	GBP1,360	5	—	5
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP570	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP1,070	(21)	—	(21)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP1,100	(22)	—	(22)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP63	(1)	—	(1)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD327	— (m)	—	— (m)
SOFR	Annual	3.928%	Annual	6/24/2033	USD239	— (m)	—	— (m)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD214	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD126	(1)	—	(1)
SOFR	Annual	4.031%	Annual	6/24/2033	USD353	(2)	—	(2)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	— (m)	—	— (m)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	—	(1)
SOFR	Annual	3.825%	Annual	1/14/2036	USD2,050	27	—	27
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR340	(1)	—	(1)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR400	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	7	—	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP630	8	—	8
SOFR	Annual	4.1445%	Annual	4/14/2056	USD260	1	—	1

173	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.15%	Annual	4/14/2056	USD260	$1	$—	$1
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP310	18	—	18
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP300	17	—	17
SOFR	Annual	4.29%	Annual	5/15/2056	USD430	(9)	—	(9)
						$203	$—	$203
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(28)	$—	$(28)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	(1)	—	(1)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	(2)	—	(2)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	(2)	—	(2)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	(11)	—	(11)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(34)	—	(34)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL4,930	(11)	—	(11)
							$(89)	$—	$(89)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR1,300	$34	$32	$2
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,567	56	56	— (m)
					$90	$88	$2

American Funds Insurance Series	174

American Funds Global Balanced Fund (continued)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 0.91%
Capital Group Central Corporate Bond Fund	$4,250	$100	$—	$—	$(61)	$4,289	$100
Short-term securities 7.46%
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (l)	27,757	61,104	53,705	(2)	(5)	35,149	560
Total 8.37%				$(2)	$(66)	$39,438	$660
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$343	$327	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	163	175	0.04
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	106	0.02
Total		$610	$608	0.13%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,117,000, which represented 3.00% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $1,283,000, which represented 0.27% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

175	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	176

The Bond Fund of America®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 33.12%
Financials 9.57%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD10,289	$10,227
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,046
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	1,597	1,657
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	1,995	2,067
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR2,840	3,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	4,065	4,855
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)	1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,927	5,030
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	2,464	2,553
American International Group, Inc. 4.85% 5/7/2030	24,445	24,587
American International Group, Inc. 5.125% 3/27/2033	2,749	2,770
Aon Corp. 5.35% 2/28/2033	767	785
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,058
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,023
Aon North America, Inc. 5.45% 3/1/2034	2,866	2,925
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,142
Apollo Debt Solutions BDC 6.90% 4/13/2029	1,228	1,261
Apollo Debt Solutions BDC 5.875% 8/30/2030	1,023	1,013
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	1,023	1,002
Apollo Debt Solutions BDC 6.55% 3/15/2032	818	825
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,164
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,833
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,750
Athene Global Funding 5.133% 6/1/2029 (a)	3,832	3,840
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	12,600	12,583
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)	1,400	1,392
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)	4,295	4,247
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)	2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)	3,202	3,050
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	339	347
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (b)	29,890	29,705
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	24,072	21,364
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	41,179	36,385
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,391
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,842
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD2,585	2,590
Blackstone Private Credit Fund 4.00% 1/15/2029	543	519
Blackstone Private Credit Fund 5.25% 4/1/2030	543	528
Blackstone Private Credit Fund 6.25% 1/25/2031	1,765	1,767
Blackstone Private Credit Fund 5.35% 3/12/2031	543	522
Blackstone Private Credit Fund 5.95% 5/15/2031	1,765	1,738
Blackstone Secured Lending Fund 5.90% 5/21/2031	11,060	10,900
Block, Inc. 5.625% 8/15/2030 (a)	1,735	1,740
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	13,134	12,996
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	3,594	3,398
BPCE SA 0.895% 12/14/2026	JPY100,000	613
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD5,000	5,197
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,845	1,896
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	3,814	3,858
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	21,520	21,218
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	4,503	4,622
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	10,948	11,196
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	1,292	1,282
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	1,900	2,074
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	515	522
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,204	1,274

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD2,920	$3,035
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	2,445	2,492
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	479
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,414
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,729
Citibank, NA 5.803% 9/29/2028	4,100	4,219
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	2,282	2,281
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	2,243	2,267
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	5,557	5,248
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	20,610	20,683
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	938	862
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,762	1,739
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	990	897
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)	3,090	2,904
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	123	127
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,874	1,888
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,888
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,455
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,722
Corebridge Financial, Inc. 4.35% 4/5/2042	361	306
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)	2,990	2,973
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	2,975	2,972
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	12,237	12,240
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	17,595	17,422
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,590	1,501
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	10,365	10,218
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	1,824	1,820
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	EUR4,230	4,811
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)	3,855	4,660
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)	12,035	14,539
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	390	467
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD205	212
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	1,968	1,971
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)	11,396	11,728
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	13,275	13,201
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	12,997	12,896
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	5,534	5,498
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	4,895	4,909
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	1,970	1,953
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	19,275	19,290
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,025	1,019
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	12,107	11,844
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,160	2,287
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,678	1,664
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,678	1,701
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,680	1,660
HPS Corporate Lending Fund 6.25% 9/30/2029	2,630	2,649
HPS Corporate Lending Fund 5.85% 6/5/2030	2,630	2,594
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)	2,630	2,624
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	14,232	13,497
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	9,437	8,474
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,000	2,013
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)	1,680	1,685
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)	6,250	6,209
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)	1,986	1,961
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	5,100	6,011

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD705	$678
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	1,400	1,407
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	20,000	20,064
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,678	2,701
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)	8,670	8,709
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	11,980	11,879
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	6,549	6,521
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	710	702
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	6,013	5,349
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	19,889	20,104
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	51,163	52,620
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,415	2,405
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	1,375	1,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	1,625	1,628
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)	1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,263
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	239
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,949
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)	1,405	1,542
MetLife, Inc. 5.375% 7/15/2033	1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)	840	855
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)	2,050	2,061
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)	6,200	6,190
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)	2,225	2,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)	1,430	1,447
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)	763	767
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)	1,367	1,366
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)	1,701	1,738
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	2,020	2,058
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	13,336	13,314
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	14,090	14,169
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	41,055	40,800
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	378	376
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,286	4,192
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	3,031	2,637
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,685	2,652
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)	11,313	11,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	2,755	2,695
Morgan Stanley Bank, NA 5.882% 10/30/2026	2,775	2,787
MSCI, Inc. 3.25% 8/15/2033 (a)	695	613
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	2,170	2,186
Navient Corp. 5.625% 8/1/2033	7,250	6,000
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)	2,090	2,105
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR565	673

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR165	$193
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	1,345	1,658
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD4,594	4,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	12,265	13,546
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	635	655
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,379
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)	5,100	5,233
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)	3,706	3,742
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)	546	562
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	7,734	7,708
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,430
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,069
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)	1,400	1,429
Swedbank AB 6.136% 9/12/2026 (a)	2,100	2,107
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)	2,605	2,617
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)	2,396	2,524
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	1,741	1,770
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	21,150	20,882
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	4,707	4,743
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,586	1,651
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	2,440	2,513
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	7,300	7,425
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	2,839	2,802
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	1,712	1,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	6,623	6,600
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)	2,685	2,675
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	17,490	17,741
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,459	14,801
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	9,636	9,409
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	1,392	1,228
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,425	18,749
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)	4,038	3,585
UniCredit SpA 4.625% 4/12/2027 (a)	1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	457
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)	6,615	6,567
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	11,151	11,253
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	1,003	983
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,357	8,381
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	2,545	2,588
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	7,187	7,264
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)	6,025	6,119
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,062	4,386
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	5,719	4,809
		1,071,803

Consumer discretionary 4.49%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	3,110	3,225
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	335	330
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,678
Amazon.com, Inc. 3.45% 4/13/2029	600	586

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.25% 3/13/2031	USD1,960	$1,931
Amazon.com, Inc. 4.55% 3/13/2033	2,799	2,754
Amazon.com, Inc. 4.65% 11/20/2035	4,048	3,938
Amazon.com, Inc. 4.875% 3/13/2036	3,750	3,693
Amazon.com, Inc. 5.45% 11/20/2055	10,475	9,911
Amazon.com, Inc. 5.80% 3/13/2056	1,593	1,584
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,522
Amazon.com, Inc. 4.10% 4/13/2062	470	348
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,456
BMW US Capital, LLC 3.45% 4/1/2027 (a)	1,075	1,066
BMW US Capital, LLC 3.70% 4/1/2032 (a)	1,350	1,262
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	3,425	3,344
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	4,220	4,215
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	605	613
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	5,880	5,945
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	4,115	4,167
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,801
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,843
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,162
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,851
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,932
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,674	1,721
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,340
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,089
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	787
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,003
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,801
Ford Motor Credit Co., LLC 4.97% 4/6/2029	26,080	25,819
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,787
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,389
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,286
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,317
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,260
Ford Motor Credit Co., LLC 5.42% 4/9/2031	998	990
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,771
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,707
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,180
Ford Motor Credit Co., LLC 6.467% 5/22/2036	12,200	12,401
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,641
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,179
General Motors Financial Co., Inc. 5.10% 9/15/2031	11,800	11,825
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,231
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,970
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,591
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,766
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,635
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,116
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,623
Hyundai Capital America 1.65% 9/17/2026 (a)	7,275	7,235
Hyundai Capital America 3.00% 2/10/2027 (a)	9,000	8,920
Hyundai Capital America 5.275% 6/24/2027 (a)	1,650	1,661
Hyundai Capital America 2.375% 10/15/2027 (a)	7,543	7,333
Hyundai Capital America 5.60% 3/30/2028 (a)	1,385	1,404
Hyundai Capital America 4.60% 4/6/2028 (a)	4,795	4,788
Hyundai Capital America 4.75% 4/6/2029 (a)	4,629	4,616

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.30% 6/24/2029 (a)	USD1,523	$1,541
Hyundai Capital America 5.15% 3/27/2030 (a)	25,720	25,922
Hyundai Capital America 5.00% 4/7/2031 (a)	3,972	3,967
Hyundai Capital America 5.40% 6/24/2031 (a)	3,365	3,415
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,500
Marriott International, Inc. 4.90% 4/15/2029	653	659
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,375
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,323
McDonald’s Corp. 4.95% 3/3/2035	786	783
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,987
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,145
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	267	249
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	6,350	6,584
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	8,860	9,387
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,864	12,526
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,182
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	6,440	6,240
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,331
Toyota Motor Credit Corp. 4.05% 3/13/2029	2,162	2,138
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,743
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,624
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	714
Toyota Motor Credit Corp. 4.60% 3/11/2033	1,591	1,561
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)	1,635	1,635
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)	5,190	5,465
Whirlpool Corp. 7.50% 7/1/2031 (a)	605	614
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	410	407
		502,186

Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031	3,495	3,407
Abbott Laboratories 4.30% 3/15/2033	4,265	4,138
Abbott Laboratories 4.65% 3/15/2036	7,571	7,354
Abbott Laboratories 5.50% 3/15/2056	4,798	4,702
AbbVie, Inc. 4.125% 3/15/2031	2,020	1,978
AbbVie, Inc. 4.40% 3/15/2033	2,542	2,488
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,706
AbbVie, Inc. 4.75% 3/15/2036	1,336	1,308
AbbVie, Inc. 5.35% 3/15/2044	800	782
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,165
AbbVie, Inc. 5.55% 3/15/2056	733	722
AbbVie, Inc. 5.50% 3/15/2064	550	529
Amgen, Inc. 5.15% 3/2/2028	5,326	5,378
Amgen, Inc. 4.05% 8/18/2029	7,429	7,317
Amgen, Inc. 2.45% 2/21/2030	5,131	4,760
Amgen, Inc. 5.25% 3/2/2030	2,854	2,908
Amgen, Inc. 4.20% 2/19/2031	6,663	6,535
Amgen, Inc. 4.20% 3/1/2033	8,502	8,172
Amgen, Inc. 5.25% 3/2/2033	20,793	21,166
Amgen, Inc. 4.85% 2/19/2036	3,676	3,603
Amgen, Inc. 4.875% 3/1/2053	3,360	2,926
Amgen, Inc. 4.40% 2/22/2062	196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,996
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,396
Baxter International, Inc. 5.65% 12/15/2035	3,906	3,876
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,069
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,141
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	424

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 2.55% 11/13/2050	USD2,113	$1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,548
Cencora, Inc. 4.90% 2/13/2036	857	836
Cencora, Inc. 5.65% 2/13/2056	288	284
Centene Corp. 4.25% 12/15/2027	8,064	8,026
Centene Corp. 2.45% 7/15/2028	12,410	11,799
Centene Corp. 4.625% 12/15/2029	14,945	14,505
Centene Corp. 3.375% 2/15/2030	15,718	14,658
Cigna Group (The) 5.125% 5/15/2031	2,095	2,131
Cigna Group (The) 5.25% 2/15/2034	3,745	3,786
Cigna Group (The) 6.00% 1/15/2056	1,600	1,631
CVS Health Corp. 5.125% 2/21/2030	1,720	1,740
CVS Health Corp. 5.25% 1/30/2031	960	977
CVS Health Corp. 5.55% 6/1/2031	3,707	3,819
CVS Health Corp. 5.00% 9/15/2032	5,853	5,868
CVS Health Corp. 5.25% 2/21/2033	2,122	2,158
CVS Health Corp. 5.70% 6/1/2034	7,706	7,957
CVS Health Corp. 5.45% 9/15/2035	4,471	4,531
CVS Health Corp. 6.05% 6/1/2054	1,995	1,998
CVS Health Corp. 6.20% 9/15/2055	6,535	6,691
CVS Health Corp. 6.00% 6/1/2063	1,076	1,052
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,331
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,596
Elevance Health, Inc. 4.55% 5/15/2052	271	224
Elevance Health, Inc. 5.125% 2/15/2053	784	702
Elevance Health, Inc. 5.70% 2/15/2055	995	968
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,427
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,864
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,437
HCA, Inc. 5.20% 6/1/2028	4,165	4,207
HCA, Inc. 2.375% 7/15/2031	2,233	1,983
HCA, Inc. 3.625% 3/15/2032	2,400	2,235
HCA, Inc. 4.625% 3/15/2052	226	184
Humana, Inc. 5.375% 4/15/2031	5,530	5,607
Humana, Inc. 5.55% 5/1/2035	1,735	1,738
Humana, Inc. 5.75% 4/15/2054	954	896
Johnson & Johnson 4.80% 6/1/2029	3,970	4,040
Johnson & Johnson 4.90% 6/1/2031	4,175	4,269
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,023
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	4,600	4,161
Novartis Capital Corp. 4.60% 3/18/2033	6,923	6,861
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,377
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,868
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,300
Roche Holdings, Inc. 1.93% 12/13/2028 (a)	7,545	7,120
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	765	751
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	645	393
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	305
Stryker Corp. 4.85% 2/10/2030	1,235	1,245
Stryker Corp. 5.20% 2/10/2035	1,110	1,122
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,052
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	28,729
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,432
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	3,994
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,135	3,537
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,705	1,770
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,480	1,517
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	1,472	1,446
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	269	264

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD966	$955
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	398
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	424
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,609
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,106
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	981
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	385
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,247
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
		484,795

Utilities 3.26%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	934
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,093
Alabama Power Co. 3.00% 3/15/2052	3,219	2,056
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	408	326
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	437
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,050
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	850
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	2,400	2,350
Comision Federal de Electricidad 4.688% 5/15/2029 (a)	636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,569
DTE Electric Co. 4.85% 3/1/2036	10,150	9,924
DTE Energy Co. 5.10% 3/1/2029	7,900	7,991
DTE Energy Co. 3.00% 3/1/2032	259	238
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	314
Duke Energy Florida, LLC 5.875% 11/15/2033	370	390
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,102
Duke Energy Florida, LLC 3.00% 12/15/2051	293	189
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,694
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,568
Duke Energy Progress, LLC 2.50% 8/15/2050	644	376
Edison International 5.45% 6/15/2029	1,317	1,330
Edison International 6.95% 11/15/2029	7,026	7,345
Edison International 4.80% 3/15/2031	3,125	3,041
Electricite de France SA 5.65% 4/22/2029 (a)	1,420	1,460
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR2,800	3,143
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD1,575	1,829
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,955
Eversource Energy 5.00% 1/1/2027	3,415	3,425
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,354
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,531
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,919
Florida Power & Light Co. 5.75% 6/1/2056	1,255	1,262
Georgia Power Co. 4.95% 5/17/2033	1,845	1,857
Georgia Power Co. 5.25% 3/15/2034	3,200	3,251
Georgia Power Co. 3.70% 1/30/2050	190	142
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	525	470
NiSource, Inc. 5.40% 6/30/2033	650	668
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,547	4,428
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,974

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.00% 6/4/2028	USD464	$467
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,319	13,086
Pacific Gas and Electric Co. 4.65% 8/1/2028	5,379	5,366
Pacific Gas and Electric Co. 4.55% 7/1/2030	41,211	40,594
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,101	18,042
Pacific Gas and Electric Co. 5.05% 11/15/2031	15	15
Pacific Gas and Electric Co. 5.05% 10/15/2032	4,611	4,585
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,299
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,019	4,145
Pacific Gas and Electric Co. 5.60% 8/15/2036	11,890	11,898
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,500	9,681
PacifiCorp 5.30% 2/15/2031	700	711
PacifiCorp 5.45% 2/15/2034	1,549	1,567
PacifiCorp 5.25% 6/15/2035	2,925	2,901
PacifiCorp 5.80% 4/15/2036	979	1,005
PacifiCorp 6.10% 8/1/2036	80	84
PacifiCorp 3.30% 3/15/2051	325	213
PacifiCorp 5.50% 5/15/2054	439	403
PacifiCorp 5.80% 1/15/2055	7,735	7,382
PECO Energy Co. 5.25% 9/15/2054	1,775	1,655
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,813
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,224
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,503	1,487
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	6,584	6,585
Southern California Edison Co. 3.65% 3/1/2028	334	329
Southern California Edison Co. 5.65% 10/1/2028	2,578	2,627
Southern California Edison Co. 4.20% 3/1/2029	7,336	7,226
Southern California Edison Co. 5.15% 6/1/2029	4,155	4,200
Southern California Edison Co. 2.85% 8/1/2029	7,833	7,396
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,599
Southern California Edison Co. 2.50% 6/1/2031	8,543	7,630
Southern California Edison Co. 5.45% 6/1/2031	9,145	9,321
Southern California Edison Co. 4.80% 3/15/2033	3,525	3,457
Southern California Edison Co. 5.20% 6/1/2034	5,496	5,449
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,610
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,369
Southern California Edison Co. 5.625% 2/1/2036	4,845	4,857
Southern California Edison Co. 3.60% 2/1/2045	2,415	1,742
Southern California Edison Co. 2.95% 2/1/2051	738	446
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,365
Union Electric Co. 4.80% 3/15/2036	6,730	6,550
WEC Energy Group, Inc. 4.75% 1/15/2028	1,690	1,695
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	779
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
		364,829

Communication services 3.07%
Alphabet, Inc. 3.70% 2/15/2029	2,830	2,784
Alphabet, Inc. 4.10% 2/15/2031	861	846
Alphabet, Inc. 4.40% 2/15/2033	3,042	2,978
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,525
Alphabet, Inc. 4.80% 2/15/2036	4,215	4,145
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,383
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,309
Alphabet, Inc. 5.65% 2/15/2056	783	773
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,841
AT&T, Inc. 1.65% 2/1/2028	4,700	4,493

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.30% 2/15/2030	USD15,940	$15,734
AT&T, Inc. 4.75% 4/30/2033	15,802	15,468
AT&T, Inc. 2.55% 12/1/2033	12,748	10,711
AT&T, Inc. 5.40% 2/15/2034	2,395	2,429
AT&T, Inc. 4.50% 5/15/2035	174	164
CCO Holdings, LLC 5.125% 5/1/2027 (a)	2,925	2,921
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,265	1,129
CCO Holdings, LLC 4.25% 1/15/2034 (a)	3,875	3,284
CCO Holdings, LLC 7.375% 2/1/2036 (a)	3,650	3,584
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,393
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,398
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,006
Charter Communications Operating, LLC 6.55% 6/1/2034	1,347	1,376
Charter Communications Operating, LLC 5.85% 12/1/2035	11,606	11,239
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,212
Charter Communications Operating, LLC 4.80% 3/1/2050	8,272	6,176
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,564
Charter Communications Operating, LLC 3.90% 6/1/2052	35,898	22,905
Charter Communications Operating, LLC 5.25% 4/1/2053	4,903	3,826
Charter Communications Operating, LLC 6.70% 12/1/2055	3,857	3,679
Charter Communications Operating, LLC 3.95% 6/30/2062	3,750	2,219
Comcast Corp. 4.80% 5/15/2033	1,841	1,813
Comcast Corp. 2.887% 11/1/2051	18	10
Comcast Corp. 5.65% 6/1/2054	3,313	2,972
Comcast Corp. 5.50% 5/15/2064	250	214
Discovery Communications, LLC 3.625% 5/15/2030	3,325	2,836
Discovery Global Holdings, Inc. 3.755% 3/15/2027	356	354
Discovery Global Holdings, Inc. 4.054% 3/15/2029	1,450	1,352
Discovery Global Holdings, Inc. 5.05% 3/15/2042	7,855	5,764
Discovery Global Holdings, Inc. 5.141% 3/15/2052	240	161
Meta Platforms, Inc. 4.20% 11/15/2030	152	150
Meta Platforms, Inc. 4.55% 5/15/2031	7,335	7,298
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,285
Meta Platforms, Inc. 4.875% 5/15/2033	5,555	5,506
Meta Platforms, Inc. 4.875% 11/15/2035	22,869	22,264
Meta Platforms, Inc. 5.25% 5/15/2036	4,265	4,236
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	3,930
Meta Platforms, Inc. 5.625% 11/15/2055	14,495	13,144
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	3,912
News Corp. 5.125% 2/15/2032 (a)	1,300	1,274
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	4,500	4,493
SBA Tower Trust 1.631% 11/15/2026 (a)	6,741	6,672
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	675	658
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	12,000	10,905
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	14,258	14,225
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,975
T-Mobile USA, Inc. 4.95% 3/15/2028	705	710
T-Mobile USA, Inc. 4.80% 7/15/2028	175	176
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,742
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,361
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,505
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,023
T-Mobile USA, Inc. 5.05% 7/15/2033	832	831
T-Mobile USA, Inc. 5.75% 1/15/2034	730	756
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,551
T-Mobile USA, Inc. 6.00% 6/15/2054	920	910
T-Mobile USA, Inc. 5.50% 1/15/2055	406	373
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,035
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,184

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 4.75% 1/15/2033	USD7,614	$7,498
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,502
Verizon Communications, Inc. 3.55% 3/22/2051	625	434
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,941
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)	490	381
		343,393

Energy 1.87%
Antero Resources Corp. 5.375% 3/1/2030 (a)	280	282
APA Corp. 4.25% 1/15/2030	2,465	2,424
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	395	400
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,125
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,652
Cenovus Energy, Inc. 5.25% 6/15/2037	289	280
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)	268	279
Ecopetrol SA 8.875% 1/13/2033	15,325	16,793
Energy Transfer, LP 5.25% 7/1/2029	979	993
Energy Transfer, LP 6.40% 12/1/2030	479	507
Enterprise Products Operating, LLC 4.60% 1/15/2031	5,332	5,317
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,454
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,185
Equinor ASA 3.625% 9/10/2028	4,928	4,860
Equinor ASA 3.125% 4/6/2030	20,000	19,050
Equinor ASA 3.25% 11/18/2049	5,687	3,940
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,639
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	1,540	1,573
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,470	1,481
Noble Finance II, LLC 6.25% 6/15/2034 (a)	2,565	2,515
Occidental Petroleum Corp. 6.625% 9/1/2030	2,636	2,790
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	23,083
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,176
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,473
Petroleos Mexicanos 6.70% 2/16/2032	22,808	23,024
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	2,987	2,937
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	6,352	6,214
Shell Finance US, Inc. 2.75% 4/6/2030	377	354
SM Energy Co. 8.75% 7/1/2031 (a)	22,400	23,407
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	811
Sunoco, LP 5.625% 3/15/2031 (a)	595	591
TotalEnergies Capital International SA 3.455% 2/19/2029	885	864
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,415
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	4,000	3,568
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	3,090	3,039
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	2,715	2,678
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	4,185	4,362
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,075	1,140
		209,735

Information technology 1.79%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	1,025	1,039
Broadcom, Inc. 4.00% 4/15/2029 (a)	609	600
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,278
Broadcom, Inc. 4.15% 4/15/2032 (a)	630	606

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 4.80% 10/15/2034	USD1,063	$1,041
Broadcom, Inc. 3.137% 11/15/2035 (a)	847	720
CoreWeave, Inc. 9.75% 10/1/2031 (a)	4,715	4,708
Fair Isaac Corp. 6.00% 5/15/2033 (a)	1,300	1,281
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	565	573
Intel Corp. 3.05% 8/12/2051	1,530	958
Intel Corp. 5.60% 2/21/2054	7,880	7,375
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,385
Oracle Corp. 4.80% 8/3/2028	615	614
Oracle Corp. 4.55% 2/4/2029	4,370	4,309
Oracle Corp. 4.45% 9/26/2030	2,610	2,520
Oracle Corp. 4.95% 2/4/2031	13,700	13,415
Oracle Corp. 5.25% 2/3/2032	1,340	1,321
Oracle Corp. 4.80% 9/26/2032	7,605	7,239
Oracle Corp. 6.25% 11/9/2032	7,366	7,574
Oracle Corp. 5.35% 5/4/2033	10,120	9,833
Oracle Corp. 5.50% 8/3/2035	2,374	2,273
Oracle Corp. 5.20% 9/26/2035	19,391	18,162
Oracle Corp. 5.70% 2/4/2036	18,632	18,051
Oracle Corp. 5.875% 9/26/2045	10,640	9,320
Oracle Corp. 6.55% 2/4/2046	3,658	3,450
Oracle Corp. 6.00% 8/3/2055	5,970	5,087
Oracle Corp. 5.95% 9/26/2055	11,380	9,677
Oracle Corp. 6.70% 2/4/2056	12,248	11,535
Oracle Corp. 6.10% 9/26/2065	2,295	1,922
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	16,481	16,436
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,357
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,818
		200,477

Industrials 1.77%
ADT Security Corp. 4.125% 8/1/2029 (a)	510	489
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)	730	634
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)	565	480
BAE Systems PLC 5.00% 3/26/2027 (a)	1,200	1,205
BAE Systems PLC 5.125% 3/26/2029 (a)	3,482	3,530
BAE Systems PLC 5.25% 3/26/2031 (a)	2,156	2,201
BAE Systems PLC 5.30% 3/26/2034 (a)	570	581
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,403
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,271
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,564
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,887
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,569
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,656
Boeing Co. (The) 3.625% 2/1/2031	751	715
Boeing Co. (The) 6.388% 5/1/2031	5,632	5,986
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,503
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	429
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,177
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)	1,260	1,267
CSX Corp. 4.10% 11/15/2032	1,886	1,826
CSX Corp. 5.20% 11/15/2033	1,333	1,362
CSX Corp. 4.50% 11/15/2052	4,470	3,764
Eaton Corp. 4.20% 3/6/2031	13,761	13,491
General Dynamics Corp. 3.75% 5/15/2028	479	475
General Dynamics Corp. 3.625% 4/1/2030	387	374
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	110	109

American Funds Insurance Series	188

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	USD6,056	$5,953
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	3,400	3,339
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	2,820	2,778
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)	225	224
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,345	1,346
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,152
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	13,205	13,290
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	6,580	6,592
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	2,690	2,670
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,762
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,377
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,890
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,007
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	945	964
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	780	801
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,417
Republic Services, Inc. 5.00% 4/1/2034	15	15
Sumisho Air Lease Corp. 2.20% 1/15/2027	4,341	4,286
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	2,875	2,851
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,135	2,113
Sumisho Air Lease Corp. 5.20% 7/15/2031	3,650	3,670
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	235	234
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)	2,550	2,293
TransDigm, Inc. 6.25% 1/31/2034 (a)	2,405	2,456
Triton Container International, Ltd. 3.15% 6/15/2031 (a)	2,482	2,249
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,185
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,143
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,076
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,777
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,135
Union Pacific Corp. 2.95% 3/10/2052	1,483	949
Union Pacific Corp. 5.60% 12/1/2054	415	412
Waste Management, Inc. 1.50% 3/15/2031	419	364
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,164
		198,466

Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,337
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,635
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,182
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,337
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,664
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,109
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,045
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,547
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,474
BAT Capital Corp. 5.65% 3/16/2052	120	113
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,918
Clorox Co. 4.70% 5/15/2031	1,237	1,230
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,445
Constellation Brands, Inc. 4.35% 5/9/2027	890	890
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,623
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,313
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,958
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,776
Coty, Inc. 6.625% 7/15/2030 (a)	695	696

189	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Coty, Inc. 5.60% 1/15/2031 (a)	USD5,421	$5,277
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,286
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	24,345	24,291
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,847
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (a)	4,670	4,685
Mars, Inc. 5.00% 3/1/2032 (a)	3,640	3,667
Mars, Inc. 5.20% 3/1/2035 (a)	15,670	15,738
Mars, Inc. 5.65% 5/1/2045 (a)	2,371	2,357
Mars, Inc. 5.70% 5/1/2055 (a)	13,235	13,048
McCormick & Co., Inc. 4.15% 2/15/2029	2,763	2,733
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,422
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030	982	997
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,710
Philip Morris International, Inc. 4.75% 11/1/2031	830	833
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,688
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	535	535
Walmart, Inc. 4.90% 4/28/2035	1,013	1,022
Walmart, Inc. 4.50% 4/15/2053	1,416	1,231
		178,321

Materials 0.74%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,155
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,114
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	700	416
Celanese US Holdings, LLC 7.165% 7/15/2027	6,297	6,453
Celanese US Holdings, LLC 7.35% 11/15/2028	3,575	3,726
Celanese US Holdings, LLC 7.33% 7/15/2029	13,862	14,500
Celanese US Holdings, LLC 7.55% 11/15/2030	4,530	4,805
Celanese US Holdings, LLC 7.379% 7/15/2032	800	842
Celanese US Holdings, LLC 7.45% 11/15/2033	1,031	1,102
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	834	831
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,250	7,343
Dow Chemical Co. (The) 5.35% 3/15/2035	129	127
Dow Chemical Co. (The) 5.65% 3/15/2036	54	54
Dow Chemical Co. (The) 4.375% 11/15/2042	10	8
Dow Chemical Co. (The) 5.55% 11/30/2048	142	126
Dow Chemical Co. (The) 6.90% 5/15/2053	62	65
Dow Chemical Co. (The) 5.60% 2/15/2054	764	678
LYB International Finance III, LLC 5.125% 1/15/2031	469	468
LYB International Finance III, LLC 5.50% 3/1/2034	745	739
LYB International Finance III, LLC 6.15% 5/15/2035	972	997
LYB International Finance III, LLC 5.875% 1/15/2036	5,715	5,733
LYB International Finance III, LLC 3.375% 10/1/2040	460	337
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	300	292
POSCO 5.75% 1/17/2028 (a)	745	757
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,026
		83,047

Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027	1,375	1,368
Boston Properties, LP 2.90% 3/15/2030	4,630	4,315
Boston Properties, LP 3.25% 1/30/2031	463	430
Boston Properties, LP 2.55% 4/1/2032	1,674	1,458

American Funds Insurance Series	190

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 2.45% 10/1/2033	USD1,335	$1,099
Boston Properties, LP 6.50% 1/15/2034	10,849	11,518
Boston Properties, LP 5.75% 1/15/2035	11,874	11,992
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,065
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,404
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,901
FibraSOMA 4.375% 7/22/2031 (a)	1,475	1,345
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,755	2,664
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,135	2,967
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	3,020	3,018
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	675	665
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,118
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,683	4,859
Prologis, LP 4.875% 6/15/2028	1,040	1,049
Prologis, LP 4.75% 6/15/2033	1,409	1,397
Prologis, LP 5.125% 1/15/2034	6,175	6,220
Prologis, LP 5.00% 3/15/2034	360	359
Prologis, LP 5.25% 6/15/2053	117	111
Service Properties Trust 3.95% 1/15/2028	1,710	1,667
Service Properties Trust 8.625% 11/15/2031 (a)	3,040	3,204
		71,675
Total corporate bonds and notes		3,708,727
U.S. Treasury bonds & notes 28.70%
U.S. Treasury 28.12%
U.S. Treasury 4.375% 7/31/2026	271	271
U.S. Treasury 4.625% 11/15/2026	3,589	3,599
U.S. Treasury 4.00% 1/15/2027	3,741	3,742
U.S. Treasury 1.875% 2/28/2027	4,000	3,945
U.S. Treasury 2.625% 5/31/2027	43,530	42,958
U.S. Treasury 6.125% 11/15/2027 (c)	24,000	24,638
U.S. Treasury 3.375% 11/30/2027	241	238
U.S. Treasury 1.125% 2/29/2028	9,895	9,416
U.S. Treasury 4.00% 2/29/2028	4,750	4,738
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 4.00% 6/30/2028	16,646	16,596
U.S. Treasury 4.125% 6/30/2028	474,435	474,184
U.S. Treasury 1.00% 7/31/2028	5,630	5,279
U.S. Treasury 5.25% 11/15/2028	5,700	5,842
U.S. Treasury 2.625% 2/15/2029	21,260	20,452
U.S. Treasury 4.25% 2/28/2029	27,540	27,600
U.S. Treasury 2.375% 5/15/2029	4,070	3,876
U.S. Treasury 4.125% 6/15/2029	225,656	225,471
U.S. Treasury 4.00% 7/31/2029	334	332
U.S. Treasury 3.625% 8/31/2029	27,540	27,104
U.S. Treasury 3.875% 12/31/2029	44,049	43,618
U.S. Treasury 3.75% 5/31/2030	13,300	13,091
U.S. Treasury 4.125% 8/31/2030	11,215	11,184
U.S. Treasury 3.625% 9/30/2030	90,415	88,421
U.S. Treasury 4.875% 10/31/2030	92,133	94,566
U.S. Treasury 3.875% 4/30/2031	66,375	65,429
U.S. Treasury 4.125% 6/30/2031	372,891	371,595
U.S. Treasury 4.125% 10/31/2031	1,408	1,401
U.S. Treasury 4.125% 11/30/2031	985	980
U.S. Treasury 4.125% 11/15/2032	114	113
U.S. Treasury 4.25% 6/30/2033	93,783	93,420
U.S. Treasury 4.375% 5/15/2034	100	100

191	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 8/15/2035	USD44,038	$43,483
U.S. Treasury 4.375% 5/15/2036 (c)	421,907	419,699
U.S. Treasury 4.25% 5/15/2039 (c)	125,497	121,281
U.S. Treasury 1.375% 11/15/2040	24,540	15,875
U.S. Treasury 1.875% 2/15/2041	24,272	16,846
U.S. Treasury 4.75% 2/15/2041	75,066	75,107
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,971
U.S. Treasury 3.25% 5/15/2042	10,848	8,936
U.S. Treasury 4.875% 8/15/2045	13,819	13,716
U.S. Treasury 5.00% 5/15/2046	171,280	172,565
U.S. Treasury 3.00% 2/15/2049	124,633	90,885
U.S. Treasury 2.875% 5/15/2049	19,228	13,656
U.S. Treasury 2.875% 5/15/2052	990	685
U.S. Treasury 4.00% 11/15/2052	7,328	6,270
U.S. Treasury 4.125% 8/15/2053	213	186
U.S. Treasury 4.75% 2/15/2056 (c)	463,815	450,553
U.S. Treasury 5.00% 5/15/2056	12,672	12,807
		3,148,773

U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)	6,274	6,244
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	3,628	3,571
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)	7,939	7,459
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	21,990	21,316
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (d)	1,209	1,183
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	— (e)	— (e)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)	2,381	2,082
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	24,789	22,842
		64,697
Total U.S. Treasury bonds & notes		3,213,470
Mortgage-backed obligations 27.80%
Federal agency mortgage-backed obligations 21.12%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (f)	20	19
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (f)	6	6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	1,724	1,619
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (f)	88	82
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	1,491	1,396
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (f)	629	589
Fannie Mae Pool #945680 6.00% 9/1/2037 (f)	299	309
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(g)	122	124
Fannie Mae Pool #988588 5.50% 8/1/2038 (f)	121	124
Fannie Mae Pool #889982 5.50% 11/1/2038 (f)	547	561
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (f)	127	128
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (f)	650	656
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (f)	481	483
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)(f)	97,371	84,680
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (f)	605	610
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (f)	277	280
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (f)	275	277
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (f)	152	153
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (f)	30	29
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (f)	1,469	1,367
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (f)	248	262
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (f)	630	586
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (f)	571	542

American Funds Insurance Series	192

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (f)	USD112	$107
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (f)	3,868	3,697
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (f)	222	209
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (f)	684	653
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (f)	30	28
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (f)	3,390	3,124
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (f)	1,662	1,581
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (f)	61	58
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (f)	1,870	1,827
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (f)	992	914
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (f)	12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (f)	5,000	4,470
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (f)	3,609	3,336
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (f)	15,828	15,054
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (f)	14,712	13,647
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (f)	8	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	381	354
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (f)	962	862
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (f)	672	604
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	1,983	1,827
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (f)	16,152	15,329
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (f)	11,252	10,345
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (f)	3,114	2,859
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (f)	4,961	4,552
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	22,687	20,834
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (f)	10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (f)	236	198
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (f)	4,466	3,819
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (f)	511	428
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (f)	39	32
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (f)	14,047	12,527
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	4,734	4,247
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	1,576	1,383
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (f)	895	751
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (f)	574	482
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	875	768
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (f)	1,508	1,220
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (f)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (f)	16,046	13,430
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (f)	2,366	2,025
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (f)	813	696
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (f)	397	333
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (f)	55	46
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	275	242
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (f)	839	702
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (f)	230	196
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (f)	181	152
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (f)	169	142
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	1,299	1,140
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (f)	1,703	1,362
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (f)	5,534	4,740
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (f)	1,032	867
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (f)	611	513
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (f)	24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (f)	13,349	11,914
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (f)	974	786
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (f)	879	736
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	947	831
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (f)	6,105	4,925
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	4,672	3,774

193	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (f)	USD40	$32
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (f)	19,729	16,684
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	1,448	1,214
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	855	717
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (f)	59	51
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (f)	3,177	2,541
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	663	531
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (f)	350	286
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (f)	4,613	3,930
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (f)	3,303	2,764
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)	329	263
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (f)	7,024	5,879
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	1,611	1,349
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	911	762
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (f)	8,199	6,559
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (f)	1,774	1,419
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (f)	539	431
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (f)	26	21
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (f)	4,684	3,920
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (f)	4,395	3,679
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (f)	2,276	1,921
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (f)	403	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (f)	304	255
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (f)	162	136
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	2,802	2,466
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	335	297
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (f)	10,296	8,236
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (f)	1,662	1,329
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (f)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	1,788	1,503
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (f)	1,695	1,419
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	556	466
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (f)	452	378
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (f)	153	128
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (f)	31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	25	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (f)	1,736	1,389
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (f)	462	378
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (f)	1,325	1,109
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (f)	731	612
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	251	221
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (f)	177	157
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (f)	72	58
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (f)	8,015	6,811
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (f)	4,430	3,717
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)	4,171	3,491
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (f)	2,224	1,861
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	880	740
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (f)	527	442
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (f)	393	336
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (f)	194	164
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (f)	1,850	1,615
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (f)	185	155
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (f)	1,220	1,069
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (f)	2,938	2,459
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (f)	1,865	1,565
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (f)	1,297	1,088
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (f)	950	805
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (f)	447	376
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (f)	412	345

American Funds Insurance Series	194

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (f)	USD293	$247
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (f)	281	236
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (f)	51	43
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)	7,017	5,613
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (f)	301	252
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (f)	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (f)	2,745	2,422
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	4,139	3,326
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (f)	145	116
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (f)	119	96
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (f)	91	76
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (f)	783	691
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (f)	6,804	5,442
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (f)	5,709	4,567
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (f)	759	610
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (f)	1,802	1,512
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (f)	289	242
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	1,748	1,402
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (f)	44	36
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (f)	5,693	4,765
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	4,141	3,471
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (f)	1,840	1,543
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	1,053	882
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	316	265
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (f)	854	752
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (f)	533	466
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (f)	13,831	11,079
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	2,343	1,881
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (f)	753	603
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (f)	1,599	1,347
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (f)	816	687
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (f)	694	581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	475	397
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (f)	457	383
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (f)	29	24
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	29,741	26,620
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (f)	1,461	1,171
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	1,174	942
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (f)	1,004	806
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (f)	827	662
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (f)	2,551	2,140
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)	1,600	1,347
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (f)	780	655
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	608	513
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (f)	360	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)	33	27
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (f)	4,745	4,145
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (f)	941	822
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (f)	5,350	4,279
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	1,548	1,243
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	701	562
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (f)	29,916	25,047
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)	1,407	1,183
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (f)	154	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	1,317	1,239
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (f)	223	210
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	3,474	2,798
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (f)	19,531	16,397
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (f)	2,058	1,730

195	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (f)	USD945	$796
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (f)	900	757
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (f)	6,050	5,284
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (f)	29	23
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (f)	915	767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	138	116
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (f)	124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	2,704	2,536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	2,783	2,329
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (f)	404	339
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	128	107
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (f)	2,664	2,641
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (f)	3,947	3,447
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	483	480
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (f)	419	352
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (f)	93	82
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (f)	233	225
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (f)	56	54
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (f)	7,244	7,204
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	8,499	6,798
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	8,855	8,556
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (f)	2,474	2,384
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	2,141	2,122
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	2,522	2,551
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	2,327	2,354
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (f)	184	191
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (f)	698	674
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (f)	131	129
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (f)	25	26
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (f)	555	485
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (f)	18,688	18,555
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (f)	642	540
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (f)	288	270
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (f)	140	139
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (f)	3,340	3,370
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	302	306
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	619	639
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (f)	600	579
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	13,590	13,446
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (f)	75	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (f)	730	739
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (f)	5,021	5,182
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	2,589	2,572
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)	2,033	2,010
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	4,837	4,889
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	5,273	5,412
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (f)	588	513
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (f)	2,670	2,575
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	5,205	5,261
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (f)	4,058	4,091
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)	304	308
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	2,959	3,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	1,976	2,034
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	1,431	1,476
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (f)	5,699	4,574
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (f)	3,371	2,830
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (f)	141	118
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	18,114	17,451
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (f)	86	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	2,833	2,856

American Funds Insurance Series	196

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (f)	USD5,152	$5,374
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)	15,166	15,291
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)	10,509	10,631
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)	5,349	5,411
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	464	469
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	3,474	3,561
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (f)	10,269	10,634
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)	10,817	10,936
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)	5,704	5,756
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (f)	101	103
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (f)	946	859
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (f)	51,904	51,360
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	1,485	1,544
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (f)	20	20
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)	1,695	1,714
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	569	595
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	3,309	3,465
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)	834	864
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (f)	2,701	2,606
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	2,086	2,100
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)	1,482	1,494
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	5,390	5,562
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (f)	1,317	1,352
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (f)	3,741	3,953
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (f)	13,161	12,691
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	15,494	15,626
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	1,286	1,296
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (f)	3,883	4,007
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	2,645	2,713
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	1,199	1,228
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (f)	2,818	2,955
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	4,448	4,505
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (f)	3,710	3,829
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)	482	486
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	261	268
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)	111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	2,131	2,147
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	1,686	1,708
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	15,150	15,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	1,017	1,047
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (f)	863	887
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	7,947	8,283
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	6,299	6,383
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	1,341	1,357
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	17,284	17,693
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	4,178	4,322
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	1,910	1,969
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	1,562	1,598
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (f)	1,110	1,141
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	1,017	1,049
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)	775	793
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)	269	276
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	12,504	13,031
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)	3,302	3,432
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)	1,828	1,910
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	121	122
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	28,938	29,623
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	959	985
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	526	539
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	185	190

197	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	USD83	$85
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	81	83
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (f)	1,893	1,972
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	1,399	1,457
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	2,825	2,842
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	1,577	1,597
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (f)	1,128	1,143
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	318	326
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (f)	181	186
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	151	155
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (f)	81	84
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (f)	1,140	1,180
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (f)	623	638
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	3,714	3,734
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (f)	2,477	2,535
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (f)	1,839	1,943
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (f)	239	230
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (f)	88	84
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (f)	30	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (f)	3,482	3,592
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (f)	1,290	1,328
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (f)	359	368
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	236	242
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (f)	210	216
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	1,540	1,548
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (f)	858	883
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (f)	346	354
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (f)	1,395	1,447
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (f)	1,005	1,046
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	2,230	2,139
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	2,348	2,359
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	9,001	9,214
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (f)	395	397
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,563	3,648
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	230	235
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	225	230
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (f)	891	943
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (f)	80	84
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	256	252
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (f)	623	658
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (f)	397	399
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (f)	3,743	3,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	1,989	2,052
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (f)	1,705	1,804
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (f)	285	301
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (f)	116	105
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (f)	370	392
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (f)	8,988	8,107
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (f)	6,564	5,912
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (f)	14,079	12,165
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	16,729	14,372
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (f)	925	888
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)	4,291	3,853
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (f)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (f)	13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (f)(g)	14	13
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (f)	28	28
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (f)	438	433
Freddie Mac Pool #A15120 5.50% 10/1/2033 (f)	31	31
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (f)	28	26

American Funds Insurance Series	198

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	USD2,162	$2,026
Freddie Mac Pool #G05196 5.50% 10/1/2038 (f)	33	34
Freddie Mac Pool #G05267 5.50% 12/1/2038 (f)	25	26
Freddie Mac Pool #G06020 5.50% 12/1/2039 (f)	46	47
Freddie Mac Pool #G05860 5.50% 2/1/2040 (f)	156	160
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (f)	1,641	1,433
Freddie Mac Pool #A93948 4.50% 9/1/2040 (f)	120	118
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	4,865	4,246
Freddie Mac Pool #G06868 4.50% 4/1/2041 (f)	113	112
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	8,469	7,414
Freddie Mac Pool #G06841 5.50% 6/1/2041 (f)	258	265
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (f)	13,704	12,487
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (f)	51	43
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (f)	82	73
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (f)	725	686
Freddie Mac Pool #G08789 4.00% 11/1/2047 (f)	448	427
Freddie Mac Pool #G61733 3.00% 12/1/2047 (f)	3,588	3,231
Freddie Mac Pool #G67709 3.50% 3/1/2048 (f)	9,399	8,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (f)	687	652
Freddie Mac Pool #G61628 3.50% 9/1/2048 (f)	218	202
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (f)	906	863
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (f)	482	443
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (f)	1,378	1,265
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (f)	7,573	6,971
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (f)	20,458	18,312
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (f)	4,158	3,559
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (f)	26	21
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	261	230
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (f)	1,690	1,418
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	60	50
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	1,596	1,408
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (f)	4,978	4,265
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (f)	1,133	950
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (f)	53	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (f)	23	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (f)	1,789	1,498
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (f)	901	762
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (f)	618	541
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (f)	1,648	1,323
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (f)	387	316
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (f)	91	74
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (f)	105	88
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (f)	58,594	47,261
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (f)	1,682	1,348
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (f)	2,167	1,814
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (f)	2,079	1,674
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (f)	212	177
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (f)	1,744	1,395
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (f)	1,698	1,359
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (f)	1,525	1,220
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (f)	1,178	953
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (f)	990	873
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (f)	1,854	1,483
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (f)	2,141	1,830
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	65	54
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (f)	55	46
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (f)	268	214
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)	1,834	1,536
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (f)	527	443
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (f)	5,230	4,651

199	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (f)	USD726	$584
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (f)	9,191	7,804
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (f)	7,164	5,996
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (f)	2,008	1,680
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	1,726	1,445
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (f)	1,777	1,552
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	932	823
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (f)	346	277
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (f)	1,780	1,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (f)	5,879	5,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (f)	1,638	1,458
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (f)	1,966	1,798
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	2,138	1,714
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (f)	2,524	2,112
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (f)	1,231	1,054
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	1,028	907
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (f)	512	447
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (f)	1,580	1,270
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (f)	756	608
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (f)	396	317
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (f)	4,785	4,014
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (f)	1,033	867
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (f)	964	808
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (f)	30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (f)	17	15
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	3,839	3,224
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (f)	2,445	2,060
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (f)	630	527
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (f)	475	399
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (f)	450	379
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (f)	3,624	3,220
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (f)	602	526
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	1,516	1,215
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (f)	973	778
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (f)	774	621
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (f)	947	794
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (f)	662	555
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (f)	372	312
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	213	179
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (f)	157	132
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (f)	56	47
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (f)	556	508
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (f)	2,127	1,706
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	1,692	1,361
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (f)	1,172	938
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	868	696
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (f)	805	645
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	463	371
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (f)	158	126
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (f)	980	822
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)	746	627
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (f)	671	565
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (f)	66	55
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	1,184	950
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (f)	1,600	1,339
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)	518	434
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (f)	246	207
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (f)	208	175
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (f)	186	157
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (f)	116	97

American Funds Insurance Series	200

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (f)	USD112	$94
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	1,569	1,319
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (f)	340	286
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	39,245	34,328
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	3,361	2,938
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (f)	44	39
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (f)	733	666
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (f)	86	90
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	29,215	24,594
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	453	379
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (f)	177	148
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	3,986	3,480
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (f)	801	701
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (f)	1,513	1,501
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	83	67
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (f)	177	149
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (f)	511	451
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (f)	69	66
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	3,720	3,249
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (f)	299	289
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (f)	280	270
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (f)	68	65
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (f)	44	43
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (f)	27	26
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (f)	5,296	5,388
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (f)	14,479	13,678
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (f)	5,028	4,759
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	14,896	14,375
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (f)	3,071	3,047
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	1,848	1,869
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (f)	60	62
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (f)	33	34
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	975	852
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (f)	942	884
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (f)	970	1,003
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	14,054	13,575
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (f)	175	173
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (f)	1,962	1,943
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (f)	33,728	34,158
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (f)	20,147	20,394
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (f)	9,651	9,965
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (f)	177	171
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	3,987	3,962
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (f)	487	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (f)	30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	7,342	7,264
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	6,663	6,722
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (f)	2,635	2,667
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (f)	1,873	1,887
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (f)	10,614	10,928
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	4,898	4,843
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	11,071	11,190
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (f)	2,436	2,506
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (f)	1,223	1,258
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	506	527
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	454	474
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	436	459
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	411	433
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	299	315
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	229	241

201	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	USD166	$172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	128	136
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (f)	65	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	229	227
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (f)	6,338	6,411
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)	452	457
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (f)	6,478	6,689
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)	1,981	2,000
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)	1,972	1,994
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (f)	1,711	1,728
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)	1,317	1,333
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (f)	1,164	1,200
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (f)	910	945
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (f)	35,510	36,783
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (f)	735	728
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (f)	10,413	10,660
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (f)	2,313	2,395
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)	15,490	15,672
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (f)	8,925	9,316
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	1,255	1,303
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (f)	25	26
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (f)	3,949	4,072
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (f)	2,527	2,614
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	427	442
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	620	625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (f)	3,944	4,051
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (f)	2,645	2,724
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (f)	3,564	3,715
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	325	328
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	2,063	2,090
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	1,489	1,500
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (f)	6,132	6,323
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (f)	3,866	3,995
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (f)	1,620	1,676
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	1,401	1,441
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (f)	115	117
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (f)	18	18
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (f)	4,411	4,626
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (f)	1,749	1,725
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (f)	32,352	32,771
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	4,241	4,306
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	2,073	2,122
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (f)	4,375	4,554
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	2,500	2,530
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	873	886
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)	19,765	20,414
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	81	83
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (f)	4,500	4,702
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	1,688	1,709
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	16,136	16,518
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	10,970	11,415
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (f)	2,164	2,218
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	626	646
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	146	150
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (f)	1,861	1,944
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (f)	1,799	1,781
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (f)	1,264	1,246
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (f)	1,226	1,216
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	6,077	6,221

American Funds Insurance Series	202

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	USD1,788	$1,833
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	428	441
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	114	117
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (f)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)	9,812	10,189
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (f)	7,953	8,288
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (f)	3,134	3,283
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (f)	2,248	2,342
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	1,299	1,352
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	716	743
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	6	6
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (f)	3,783	3,912
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	331	340
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	196	203
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	194	202
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	166	171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	116	119
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (f)	28	28
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	14	15
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (f)	3,212	3,336
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (f)	1,892	1,963
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (f)	1,347	1,399
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (f)	850	888
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	835	840
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (f)	143	146
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	45	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	17	18
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (f)	111	115
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	4,462	4,281
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	2,437	2,400
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	9,971	10,035
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	9,088	9,140
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	2,519	2,579
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)	3,245	3,198
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	226	228
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (f)	12	12
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (f)	184	189
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (f)	608	629
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (f)	1,618	1,710
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (f)	1,139	1,145
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (f)	1,845	1,909
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (f)	990	1,021
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (f)	431	441
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	4,440	4,258
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	2,104	2,154
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	1,498	1,539
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	5,234	5,358
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (f)	648	664
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (f)	497	527
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (f)	348	368
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	181	178
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	818	805
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (f)	693	733
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (f)	29	31
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	3,762	3,705
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)	514	528
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (f)	1,739	1,841
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (f)	928	843
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (f)	30	31
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (f)	80	82

203	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD3,461	$3,432
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (f)	72	64
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (f)	64	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	4,919	4,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	1,230	1,174
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (f)	6,783	6,522
Government National Mortgage Assn. 2.50% 7/1/2056 (f)(h)	4,300	3,672
Government National Mortgage Assn. 5.00% 7/1/2056 (f)(h)	135	133
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (f)	8,394	7,956
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (f)	22	22
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (f)	3,441	3,386
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (f)	7,752	7,094
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (f)	1,769	1,452
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (f)	3,529	2,898
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (f)	2,746	2,255
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (f)	6,241	5,125
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (f)	6,960	5,925
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (f)	2,607	2,211
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (f)	26	21
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (f)	2,498	2,127
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (f)	927	761
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (f)	8,963	7,358
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (f)	3,677	3,146
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (f)	3,163	2,698
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (f)	204	182
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (f)	26	21
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (f)	157	140
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (f)	31	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (f)	4,216	3,850
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (f)	4,347	3,871
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (f)	3,598	3,263
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (f)	19,422	17,571
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	6,861	6,454
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	4,794	4,522
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (f)	3,073	2,974
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (f)	10,907	10,541
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	2,763	2,739
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (f)	7,077	6,835
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (f)	11,820	11,408
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (f)	75	62
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	1,653	1,545
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (f)	1,530	1,475
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (f)	2,891	2,912
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	1,713	1,724
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (f)	6,495	6,536
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (f)	8,288	8,341
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (f)	2,471	2,486
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)	1,411	1,065
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (f)(h)	3,253	2,964
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (f)(h)	2,592	2,362
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (f)(h)	19,829	15,838
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (f)(h)	15,886	13,276
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (f)(h)	2,686	2,639
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (f)(h)	2,388	2,441
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (f)(h)	23,501	24,313
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (f)(h)	432	456
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (f)(h)	47,248	37,724
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (f)(h)	49,740	41,553
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (f)(h)	4,063	3,988

American Funds Insurance Series	204

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (f)(h)	USD1,110	$1,112
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (f)(h)	67,514	68,803
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (f)(h)	15,015	15,780
		2,364,843

Commercial mortgage-backed securities 3.44%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(f)(g)	11,443	11,510
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(f)	11,892	11,350
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(f)(g)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (f)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (f)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (f)(g)	684	715
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(g)	500	521
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (f)	3,537	3,619
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (f)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (f)	295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (f)	2,541	2,493
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(g)	781	773
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	3,361	3,454
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(g)	2,174	2,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	2,774	2,860
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(g)	7,780	7,987
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(f)(g)	248	248
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (a)(f)(g)	73	73
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(f)(g)	110	110
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(f)(g)	1,651	1,653
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (a)(f)(g)	7,294	7,295
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(f)(g)	1,611	1,612
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(f)(g)	26,909	26,709
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(f)(g)	7,147	7,182
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(f)(g)	28,535	28,612
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(f)(g)	25,957	26,024
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(f)(g)	1,514	1,519
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(f)(g)	19,044	19,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	94	93
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(f)(g)	27,080	27,021
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(f)(g)	5,461	5,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(f)(g)	8,924	9,030
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(f)	966	982
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(f)	1,121	1,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(f)(g)	862	871
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (f)	87	86
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(f)(g)	7,301	7,342
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(f)(g)	9,136	9,167
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	2,432	2,460
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(f)(g)	1,508	1,512
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(f)(g)	10,443	10,430
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (f)	400	395

205	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (f)	USD100	$98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (f)	1,536	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(f)(g)	8,260	8,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(f)(g)	15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(f)(g)	1,478	1,485
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(f)(g)	24,720	25,128
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(f)(g)	28,416	28,448
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (f)	640	634
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (f)	240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(f)	6,854	5,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(g)	2,040	2,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (f)	53	52
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (f)	245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(f)(g)	4,409	4,376
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(f)(g)	3,848	3,857
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(f)	4,065	3,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(f)(g)	26,882	26,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (f)	2,550	2,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (f)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(g)	5,667	5,831
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (f)	205	204
		384,891

Collateralized mortgage-backed obligations (privately originated) 3.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(f)(g)	1,311	1,199
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(f)	28	28
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(f)	3,181	3,092
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(f)	10,719	10,426
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(f)(g)	484	454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(f)(g)	89	88
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(f)(g)	586	533
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(f)	5,987	6,002
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(f)(g)	1,594	1,590
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(f)(g)	11,853	11,602
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(f)(g)	4,632	4,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(f)(g)	82	78
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(f)	3,911	3,927
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(f)(g)	898	814
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(f)(g)	1,723	1,748
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (a)(f)(g)	789	793
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (a)(f)(g)	329	329
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(f)(g)	1,287	1,286
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (a)(f)(g)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(f)(g)	72	72
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (a)(f)(g)	1,053	1,062

American Funds Insurance Series	206

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(f)(g)	USD948	$950
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(f)(g)	1,565	1,568
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(f)(g)	1,284	1,285
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	3,006	3,009
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(f)(g)	15,042	15,063
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(f)(g)	9,348	9,354
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(f)(g)	1,565	1,297
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(f)(g)	1,716	1,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(f)(g)	4,954	5,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(f)(g)	49	49
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(f)(g)	1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(f)(g)	1,180	1,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(f)(g)	6,657	6,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(f)(g)	199	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(f)(g)	1,655	1,661
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	2,216	2,217
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(f)	2,826	2,839
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(f)(g)	1,380	1,263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(f)	619	604
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(f)	11,241	11,291
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(f)(g)	429	436
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(f)(g)	2,726	2,718
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(f)	1,571	1,573
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(f)(g)	1,638	1,504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(f)	11,945	11,921
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(f)	2,833	2,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(f)(g)	2,951	2,945
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(f)(g)	2,016	2,026
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(f)(g)	1,551	1,556
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(f)(g)	9,331	9,229
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(f)	4,328	4,342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(f)	2,297	2,307
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(f)	4,588	4,612
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(f)	4,377	4,417
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(f)	11,270	11,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(f)	3,530	3,527
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(f)	12,912	12,976
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(g)	6,316	6,265
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(f)(g)	11,450	11,434
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(f)(g)	1,194	1,051
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(f)	1,074	1,060
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(f)(g)	1,044	993
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(f)	14,242	13,428
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(f)	4,038	3,807

207	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(f)	USD6,571	$6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(f)	2,748	2,660
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (a)(f)(g)	6,364	6,372
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(f)(g)	10,125	9,581
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(f)	6,299	5,736
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(f)(g)	2,687	2,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(i)(j)	1,368	1,299
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(f)	8,553	8,492
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(f)	7,389	7,281
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(f)	3,300	3,225
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(f)	3,929	3,881
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(f)(g)	3,987	3,992
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(f)	9,663	9,719
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	4,560	4,586
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(f)	9,503	9,538
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(f)(g)	4,036	4,026
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(f)(g)	3,205	3,207
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(f)	16,477	16,534
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(f)	3,814	3,799
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(f)(g)	13,229	13,148
		363,336
Total mortgage-backed obligations		3,113,070
Asset-backed obligations 3.78%
Other asset-backed securities 2.38%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(f)	9,848	9,858
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(f)	2,068	2,069
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(f)	6,680	6,712
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(f)	6,619	6,519
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(f)	4,565	4,527
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(f)	3,384	3,409
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(f)	26	26
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(f)	2,772	2,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(f)	319	306
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(f)	303	304
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(f)	5,326	5,335
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(f)	7,948	8,036
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(f)	12,797	12,065
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(f)	5,006	4,721
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(f)	564	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	18,008	15,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)	1,856	1,532
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(f)	3,362	2,071
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(f)	364	229
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)	5,836	4,638
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(f)	1,898	1,125
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(f)	14,588	14,640
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(f)	6,398	6,421
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(f)	2,312	2,315
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(f)	6,642	6,630
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(f)	1,234	1,158
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)	2,434	2,280
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(f)	225	207
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(f)	200	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(f)	1,218	1,154

American Funds Insurance Series	208

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(f)	USD922	$852
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(f)	103	93
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(f)	1,450	1,394
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(f)	5,519	5,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(f)	1,518	1,425
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(f)	1,279	1,188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(f)	8,650	8,585
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (a)(f)	5,575	5,579
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(f)	197	197
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(f)	4,273	4,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(f)	2,824	2,679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)	50,765	41,964
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(f)	2,268	2,276
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(f)	4,324	4,328
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(f)	2,314	2,313
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(f)	4,100	4,239
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(f)	1,588	1,629
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(f)	493	493
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(f)	1,095	1,099
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(f)	909	912
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(f)	1,920	1,893
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(f)	3,835	3,832
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(f)	121	121
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(f)	1,991	1,893
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(f)	367	352
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(f)	1,700	1,616
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(f)	535	525
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(f)	40	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(f)	339	333
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(f)	394	385
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(f)	510	498
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(f)	1,541	1,479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)	551	532
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)	1,235	1,163
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)	4,159	3,916
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(f)	232	218
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)	3,520	3,316
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(f)	2,867	2,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(f)	86	78
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(f)	6,585	6,198
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(f)	2,318	2,140
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(f)	225	208
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(f)	7,988	8,010
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(f)	513	509
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(f)	2,112	2,106
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(f)	5,380	5,403
		266,875

Auto loan 0.96%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (f)	143	144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(f)	1,148	1,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(f)	177	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(f)	64	64
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(f)	6,724	6,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(f)	1,348	1,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(f)	5,059	5,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(f)	4,665	4,742
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (f)	36	37

209	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(f)	USD239	$240
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(f)	309	310
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(f)	799	805
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(f)	301	302
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(f)	3,661	3,666
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(f)	397	397
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(f)	4,378	4,395
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (f)	7	7
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (f)	103	103
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (f)	758	767
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	283	286
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(f)	1,014	1,091
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (f)	219	220
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	597	600
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(f)	4,218	4,247
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(f)	293	294
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(f)	507	515
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(f)	1,229	1,229
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(f)	673	677
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (f)	140	141
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (f)	320	323
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(f)	4,815	4,868
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(f)	2,703	2,758
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(f)	3,984	4,099
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(f)	948	964
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(f)	1,174	1,159
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(f)	17,770	17,637
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(f)	1,264	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	859	853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(f)	3,007	3,036
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (f)	174	174
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (f)	39	39
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (f)	160	161
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(f)	473	474
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(f)	846	848
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(f)	3,223	3,242
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(f)	714	720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(f)	316	317
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(f)	483	490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(f)	123	124
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	414	417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (f)	150	150
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (f)	459	461
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(f)	143	144
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(f)	361	364
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(f)	5,525	5,533
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(f)	1,572	1,578
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(f)	1,236	1,251
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(f)	7,297	7,330
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(f)	6,769	6,800
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (f)	90	91
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (f)	232	233
		107,796

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(f)	13,550	13,563

American Funds Insurance Series	210

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(f)	USD2,456	$2,444
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(f)	2,416	2,411
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(f)	8,461	8,451
		26,869

Student loan 0.20%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.693% 3/15/2057 (a)(f)(g)	13,238	13,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)	117	110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)	1,965	1,873
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)	4,520	4,293
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(f)(g)	1,505	1,499
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(f)(g)	123	123
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (a)(f)(g)	546	550
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(f)	495	499
		22,143
Total asset-backed obligations		423,683
Bonds & notes of governments & government agencies outside the U.S. 1.70%
Mexico 1.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	75,226	75,625
Eagle Funding LuxCo SARL 5.50% 8/17/2030	8,029	8,071
United Mexican States 6.00% 5/13/2030	2,960	3,039
United Mexican States 6.00% 5/7/2036	32,486	32,458
United Mexican States 6.875% 5/13/2037	3,200	3,361
United Mexican States 6.25% 8/27/2037	9,050	9,062
United Mexican States 7.375% 5/13/2055	14,311	15,202
		146,818

Greece 0.29%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,778
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,885
Greece (Hellenic Republic of) 4.125% 6/15/2054	9,650	10,832
		32,495

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (a)	USD8,100	8,160
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	680	716
		8,876

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	583
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	827
		1,410

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	458
Total bonds & notes of governments & government agencies outside the U.S.		190,057

211	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 1.41%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	USD2,100	$2,390

Illinois 1.23%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,738
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,278
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	2,025	2,042
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	2,640	2,674
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	93,944	94,957
		137,763

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,837

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,635
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,128
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	443
		3,206

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,830

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,470	4,397
Total municipals		158,423
Loans 0.08%
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(g)(j)(k)	5,311	5,342

Communication services 0.03%
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(k)	3,599	3,605
Total loans		8,947
Total bonds, notes & other debt instruments (cost: $10,964,108,000)		10,816,377
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (a)	555	12
FORESEA Holding SA, Class B (a)	61	2
Total common stocks (cost: $8,000)		14

American Funds Insurance Series	212

The Bond Fund of America® (continued)
Short-term securities 4.35%	Shares	Value (000)
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)(m)	4,873,118	$487,263
Total short-term securities (cost: $487,266,000)		487,263
Total investment securities 100.94% (cost: $11,451,382,000)		11,303,654
TBA sale commitments (1.74)%	Principal amount (000)
Mortgage-backed obligations (1.74)%
Federal agency mortgage-backed obligations (1.74)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (f)(h)	USD(34,093)	(29,730)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (f)(h)	(54,683)	(49,621)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (f)(h)	(18,700)	(17,480)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (f)(h)	(56,351)	(53,991)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (f)(h)	(43,565)	(43,711)
Total TBA sale commitments (proceeds: $193,891,000)		(194,533)
Other assets less liabilities 0.80%		88,843
Net assets 100.00%		$11,197,964
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	103	9/16/2026	USD24,797	$(126)
3 Month SOFR Futures	Long	5,019	3/17/2027	1,204,058	(3,727)
2 Year U.S. Treasury Note Futures	Long	4,893	10/5/2026	1,008,608	(813)
5 Year U.S. Treasury Note Futures	Long	6,726	10/5/2026	719,997	1,645
10 Year Italy Government Bond Futures	Long	287	9/10/2026	39,138	544
10 Year Euro-Bund Futures	Short	522	9/10/2026	(75,950)	(766)
10 Year U.S. Treasury Note Futures	Long	3,915	9/30/2026	430,222	1,736
10 Year Ultra U.S. Treasury Note Futures	Long	558	9/30/2026	62,757	618
20 Year U.S. Treasury Bond Futures	Long	621	9/30/2026	70,483	1,877
30 Year Ultra U.S. Treasury Bond Futures	Long	2,796	9/30/2026	324,773	10,907
					$11,895
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
BRL	11,355	USD	2,234	Morgan Stanley	7/10/2026	$(40)
JPY	3,901,364	EUR	21,055	Goldman Sachs	7/10/2026	(53)
BRL	24,015	USD	4,615	Goldman Sachs	7/13/2026	22
BRL	11,589	USD	2,244	Citibank	7/13/2026	(7)
BRL	39,480	USD	7,746	RBC Capital Markets	7/13/2026	(123)
USD	26,454	JPY	4,230,230	Goldman Sachs	7/15/2026	406

213	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	68,807	EUR	60,039	Citibank	8/5/2026	$99
EUR	17,714	USD	20,270	Citibank	8/5/2026	1
						$305
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD12,943	$(29)	$—	$(29)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD14,701	(10)	—	(10)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	25	—	25
SOFR	Annual	3.5935%	Annual	4/28/2029	USD97,070	907	—	907
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(4)	—	(4)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	224	—	224
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	173	—	173
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	138	—	138
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	89	—	89
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	82	—	82
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	70	—	70
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	45	—	45
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	— (e)	—	— (e)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	59	—	59
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	294	—	294
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	46	—	46
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	21	—	21
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	11	—	11
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	105	—	105
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	415	—	415
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	208	—	208
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	104	—	104
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	691	—	691
SOFR	Annual	3.878%	Annual	11/30/2030	USD24,110	17	—	17
SOFR	Annual	3.91177%	Annual	11/30/2030	USD50,000	(27)	—	(27)
SOFR	Annual	3.563%	Annual	2/2/2031	USD11,110	155	—	155
3.403%	Annual	SOFR	Annual	6/17/2031	USD19,345	(425)	—	(425)
SOFR	Annual	3.482%	Annual	10/2/2032	USD5,002	118	—	118
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	621	—	621
SOFR	Annual	3.628%	Annual	1/14/2033	USD58,690	964	—	964
SOFR	Annual	3.6715%	Annual	3/23/2033	USD38,600	558	—	558
SOFR	Annual	3.821%	Annual	3/31/2033	USD38,440	219	—	219
SOFR	Annual	3.717%	Annual	4/20/2033	USD26,280	314	—	314
SOFR	Annual	3.6525%	Annual	4/21/2033	USD74,340	1,175	—	1,175
SOFR	Annual	4.037%	Annual	5/31/2033	USD17,330	(116)	—	(116)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	351	—	351
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	474	—	474
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	356	—	356

American Funds Insurance Series	214

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$538	$—	$538
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	500	—	500
SOFR	Annual	3.8035%	Annual	1/16/2036	USD29,280	429	—	429
SOFR	Annual	4.0655%	Annual	2/15/2036	USD13,320	(75)	—	(75)
SOFR	Annual	3.73632%	Annual	6/17/2036	USD21,081	454	—	454
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,438	—	1,438
4.17859%	Annual	SOFR	Annual	11/15/2052	USD11,980	(41)	—	(41)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD5,086	(78)	—	(78)
						$11,708	$—	$11,708
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$448	$—	$448
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	86	—	86
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	52	—	52
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(350)	—	(350)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(374)	—	(374)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(382)	—	(382)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(392)	—	(392)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(443)	—	(443)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(523)	—	(523)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(566)	—	(566)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(571)	—	(571)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(586)	—	(586)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(691)	—	(691)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,135)	—	(1,135)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,141)	—	(1,141)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,157)	—	(1,157)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(199)	—	(199)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(203)	—	(203)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(462)	—	(462)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(810)	—	(810)
							$(9,399)	$—	$(9,399)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR15,070	$(386)	$(253)	$(133)

215	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD89,408	$1,962	$1,881	$81
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)	$624,236	$1,860,965	$1,997,893	$69	$(114)	$487,263	$6,709

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,862,385,000, which represented 16.63% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $85,789,000, which represented 0.77% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Amount less than one thousand.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	216

The Bond Fund of America® (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

217	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 89.27%	Principal amount (000)	Value (000)
Euros 18.39%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,046
Air France-KLM 3.75% 9/4/2030	600	677
Albania (Republic of) 4.75% 2/14/2035	1,570	1,819
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	610
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	119
Alphabet, Inc. 3.45% 5/11/2032	504	582
Altria Group, Inc. 3.125% 6/15/2031	800	904
Amprion Gmbh 3.971% 9/22/2032	500	586
Amprion Gmbh 4.125% 9/7/2034	1,000	1,176
Amprion Gmbh 3.875% 6/5/2036	1,800	2,062
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,168
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,061
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	1,500	1,797
Bank Gospodarstwa Krajowego 3.75% 6/10/2034	638	736
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	326
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	500	577
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	1,025	1,204
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	362	418
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	1,450	1,653
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	848
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	500	567
BMS Ireland Capital Funding Designated Activity Co. 3.857% 11/10/2038	290	331
BMS Ireland Capital Funding Designated Activity Co. 4.289% 11/10/2045	220	249
BPCE SA 4.50% 1/13/2033	1,400	1,670
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,071
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	915	1,021
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	1,000	1,171
Coca-Cola Co. 3.375% 8/15/2037	155	173
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,261
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,131
Danaher Corp. 3.625% 4/29/2034	1,320	1,520
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,328
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,233
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	283
Dow Chemical Co. (The) 1.125% 3/15/2032	827	818
Eaton Capital Unlimited Co. 3.802% 5/21/2036	640	737
Eaton Capital Unlimited Co. 4.00% 3/10/2038	205	237
Egypt (Arab Republic of) 5.625% 4/16/2030	300	342
Electricite de France SA 4.25% 1/25/2032	500	596
Electricite de France SA 4.00% 5/7/2037	500	574
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	2,400	2,694
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,475
ENEL Finance International NV 4.00% 2/20/2031	465	546
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	865	978
Engie SA 3.875% 1/6/2031	1,000	1,171
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	290
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,564
European Investment Bank 0.25% 1/20/2032	2,075	2,064
European Investment Bank 1.50% 6/15/2032	1,000	1,061
European Investment Bank 2.875% 1/15/2035	395	447
European Union 2.875% 12/6/2027	340	390
European Union 2.50% 10/14/2030	985	1,114
European Union 0% 7/4/2031	705	702
European Union 2.75% 12/13/2032	2,010	2,271
European Union 3.25% 12/12/2036	390	443
European Union 3.625% 12/12/2040	500	570
European Union 0.70% 7/6/2051	3,000	1,691
European Union 4.00% 10/12/2055	3,000	3,417

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR2,438	$2,818
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029	1,370	1,548
Ford Motor Credit Co., LLC 4.087% 2/17/2033	805	902
French Republic O.A.T. 0.75% 2/25/2028	980	1,085
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,046
French Republic O.A.T. 0% 11/25/2030	9,000	9,066
French Republic O.A.T. 0% 5/25/2032	2,120	2,022
French Republic O.A.T. 2.00% 11/25/2032	1,270	1,354
French Republic O.A.T. 3.00% 5/25/2033	770	867
French Republic O.A.T. 3.80% 6/25/2037	1,880	2,169
French Republic O.A.T. 0.50% 5/25/2040	600	435
French Republic O.A.T. 0.75% 5/25/2052	130	66
French Republic O.A.T. 3.75% 5/25/2056	300	304
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	1,055	1,211
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,617
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,547
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,007
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	15,800	17,635
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,186
Germany (Federal Republic of) 3.40% 5/15/2047	2,620	3,017
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	720
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	750
Greece (Hellenic Republic of) 1.75% 6/18/2032	945	1,005
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,411	1,636
Greece (Hellenic Republic of) 4.125% 6/15/2054	1,935	2,172
Hungary (Republic of) 4.875% 3/22/2040	305	367
Hyundai Capital America 2.875% 6/26/2028	650	739
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,503
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	855	993
Ireland (Republic of) 2.60% 10/18/2034	1,000	1,117
Ireland (Republic of) 3.15% 10/18/2055	755	792
Italy (Republic of) 3.10% 8/28/2026	3,425	3,918
Italy (Republic of) 3.25% 11/15/2032	2,595	2,975
Italy (Republic of) 4.20% 3/1/2034	1,430	1,728
Italy (Republic of) 3.65% 8/1/2035	5,500	6,355
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	3,940	3,734
Italy (Republic of) 4.45% 9/1/2043	1,580	1,888
Italy (Republic of) 4.30% 10/1/2054	2,605	2,946
Italy (Republic of) 4.65% 10/1/2055	1,845	2,196
Johnson & Johnson 3.35% 2/26/2037	360	405
KfW 2.375% 6/29/2029	715	811
Latvia (Republic of) 3.50% 1/17/2028	1,320	1,523
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,368
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,862
Lithuania (Republic of) 4.125% 1/22/2041	1,140	1,307
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	117
Magyar Export-Import Bank 6.00% 5/16/2029	500	608
MPT Finance Corp. 7.00% 2/15/2032	100	115
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	1,000	1,073
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,190	2,497
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	445	502
North Macedonia (Republic of) 4.75% 1/21/2034	232	264
Orange 3.50% 5/19/2035	1,100	1,241
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,908
Philip Morris International, Inc. 2.75% 6/6/2029	770	871
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	395
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	871
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	350	364
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	500	565

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	EUR1,320	$1,509
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	430	481
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	685	746
Portugal (Republic of) 3.875% 6/15/2046	530	613
Prysmian SpA 3.875% 11/28/2031	435	508
Republika Srpska 6.25% 4/2/2031	460	533
Romania (Republic of) 2.125% 3/7/2028	500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	550
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	1,030	1,156
Shell International Finance BV 1.50% 4/7/2028	1,000	1,118
Slovak Republic, Series 250, 3.75% 3/6/2034	640	755
Spain (Kingdom of) 0% 1/31/2028	900	988
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,092
Spain (Kingdom of) 3.55% 10/31/2033	4,635	5,465
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,283
Spain (Kingdom of) 3.30% 4/30/2036	1,775	2,029
Spain (Kingdom of) 3.40% 10/31/2036	1,012	1,162
Spain (Kingdom of) 1.90% 10/31/2052	1,010	767
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	222
Stryker Corp. 1.00% 12/3/2031	450	456
TenneT Netherlands BV 3.25% 4/1/2036	1,400	1,613
T-Mobile USA, Inc. 3.15% 2/11/2032	1,000	1,127
Treasury Corp. of Victoria 3.625% 9/29/2040	1,000	1,138
Verallia SAS 3.875% 11/4/2032	3,300	3,657
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,850
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	645	733
		210,157

Japanese yen 5.15%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY400,000	2,444
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,795
Japan, Series 381, 2.10% 12/20/2035	1,072,900	6,314
Japan, Series 21, 2.30% 12/20/2035	1,097,250	6,570
Japan, Series 162, 0.60% 9/20/2037	1,966,150	9,496
Japan, Series 173, 0.40% 6/20/2040	270,900	1,147
Japan, Series 179, 0.50% 12/20/2041	196,950	802
Japan, Series 182, 1.10% 9/20/2042	619,850	2,739
Japan, Series 186, 1.50% 9/20/2043	1,182,150	5,449
Japan, Series 188, 1.60% 3/20/2044	69,000	319
Japan, Series 192, 2.40% 3/20/2045	282,950	1,469
Japan, Series 53, 0.60% 12/20/2046	946,350	3,282
Japan, Series 37, 0.60% 6/20/2050	694,500	2,130
Japan, Series 73, 0.70% 12/20/2051	1,372,750	4,115
Japan, Series 74, 1.00% 3/20/2052	246,100	807
Japan, Series 79, 1.20% 6/20/2053	612,200	2,081
Japan, Series 81, 1.60% 12/20/2053	168,700	637
Japan, Series 84, 2.10% 9/20/2054	146,750	626
Japan, Series 89, 3.40% 12/20/2055	3,950	22
Japan, Series 90, 3.70% 3/20/2056	1,119,200	6,660
		58,904

British pounds 3.25%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,071
Electricite de France SA 5.50% 3/27/2037	900	1,141
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,065
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)	385	519
Quebec Canada (Province of) 4.375% 7/2/2031	1,417	1,870
United Kingdom 4.125% 7/22/2029	2,015	2,667

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 1.00% 1/31/2032	GBP5,750	$6,366
United Kingdom 3.25% 1/31/2033	1,090	1,346
United Kingdom 0.625% 7/31/2035	7,000	6,506
United Kingdom 0.875% 1/31/2046	4,917	2,973
United Kingdom 3.75% 10/22/2053	1,870	1,869
United Kingdom 4.375% 7/31/2054	7,090	7,899
United Kingdom 2.50% 7/22/2065	2,643	1,856
		37,148

Brazilian reais 1.94%
Brazil (Federative Republic of) 0% 1/1/2030	BRL34,274	4,181
Brazil (Federative Republic of) 10.00% 1/1/2031	31,008	5,226
Brazil (Federative Republic of) 10.00% 1/1/2035	59,847	9,317
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,228	368
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	19,102	3,060
		22,152

Canadian dollars 1.58%
Canada (Government of) 3.50% 3/1/2028	CAD15,013	10,721
Canada (Government of) 2.75% 12/1/2048	3,500	2,108
Canada (Government) 3.25% 12/1/2033	7,330	5,186
		18,015

South Korean won 1.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	3,277
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,564
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	12,741,610	8,330
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,764,520	3,476
		17,647

Peruvian nuevos soles 1.53%
Peru (Republic of) 7.60% 8/12/2039	PEN55,930	17,544

Australian dollars 1.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,198
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,884
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	3,440	2,191
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	4,980	3,152
New South Wales Treasury Corp. 5.25% 10/17/2034	6,052	4,227
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,682
		17,334

Hungarian forints 1.22%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	8,410
Hungary (Republic of) 3.00% 4/25/2041	2,186,960	5,495
		13,905

Malaysian ringgits 1.03%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR15,640	3,846
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026	15,961	3,928

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	$1,348
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	8,458	2,055
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	644
		11,821

Chinese yuan renminbi 0.92%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY28,730	4,239
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	28,730	4,449
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	828
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	881
China (Peoples Republic of), Series INBK, 3.53% 10/18/2051	800	147
		10,544

Colombian pesos 0.74%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP10,873,400	3,205
Colombia (Republic of), Series B, 12.00% 3/13/2058	18,150,500	5,264
		8,469

Indian rupees 0.74%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR25,000	259
European Bank for Reconstruction and Development 6.75% 1/13/2032	428,900	4,421
European Investment Bank 6.95% 3/1/2029	46,200	479
European Investment Bank 7.40% 10/23/2033	205,700	2,182
International Bank for Reconstruction and Development 6.50% 4/17/2030	107,000	1,100
		8,441

Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	829
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,448
International Finance Corp. 0% 4/26/2052	188,620	1,065
Petroleos Mexicanos 7.47% 11/12/2026	25,040	1,427
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,056
		6,825

Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK45,137	5,715
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,418	287
		6,002

South African rand 0.52%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	517
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	18,560	1,146
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	68,630	4,238
		5,901

Indonesian rupiah 0.46%
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR26,010,000	1,523
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,579
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	415
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	1,787
		5,304

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Czech korunas 0.39%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK26,120	$1,196
Czech Republic, Series 138, 1.75% 6/23/2032	26,120	1,075
Czech Republic, Series 154, 4.50% 11/11/2032	46,040	2,196
		4,467

Polish zloty 0.34%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,244
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,621
		3,865

New Zealand dollars 0.31%
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	NZD3,432	1,932
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)	2,596	1,556
		3,488

Kazakhstani tenge 0.17%
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT130,571	242
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	139,440	293
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028	494,589	873
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028	293,400	559
		1,967

Chilean pesos 0.17%
Chile (Republic of) 6.00% 4/1/2033	CLP1,720,000	1,935

Turkish lira 0.15%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,498
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	161
		1,659

Philippine pesos 0.10%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	720
Philippines (Republic of) 6.75% 9/15/2032	27,600	449
		1,169

U.S. dollars 45.98%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	203
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)	1,182	1,182
Abbott Laboratories 4.65% 3/15/2036	1,300	1,263
AbbVie, Inc. 5.05% 3/15/2034	1,500	1,517
Accendra Health, Inc. 9.00% 6/15/2032 (e)	14	13
Accendra Health, Inc. 9.75% 6/15/2033 (e)	35	24
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	38	38
ADT Security Corp. 5.875% 10/15/2033 (e)	65	64
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)	20	20
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	366	368
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	561
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	1,000	1,036
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	60	57

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	USD200	$207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (f)(h)	65	62
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,290	1,030
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)	160	161
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	52
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	183
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	70
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	299
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	206
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,825
Amazon.com, Inc. 5.45% 11/20/2055	578	547
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,053
Amgen, Inc. 5.25% 3/2/2030	981	1,000
Amgen, Inc. 5.25% 3/2/2033	1,500	1,527
Amgen, Inc. 4.85% 2/19/2036	903	885
Amgen, Inc. 5.65% 3/2/2053	132	129
Amphenol Corp. 5.00% 1/15/2035	1,000	1,000
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	110
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	111
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,427	3,376
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	921	914
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	515	517
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (f)(h)	143	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	244
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	47
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)	110	107
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
Asurion, LLC 8.375% 2/1/2034 (e)	55	51
AT&T, Inc. 5.25% 10/30/2036	1,040	1,022
AT&T, Inc. 3.50% 9/15/2053	1,000	650
ATI, Inc. 7.25% 8/15/2030	60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	600	573
Azule Energy Finance PLC 8.25% 1/22/2031	860	861
B&G Foods, Inc. 5.25% 9/15/2027	210	211
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	881
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)	229	237
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)	1,380	1,361
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	219	228
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	988
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	436
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	1,000	884
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	1,535	1,512
BAT Capital Corp. 4.625% 3/22/2033	188	184
BAT Capital Corp. 5.625% 8/15/2035	7,471	7,702
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
Baxter International, Inc. 5.65% 12/15/2035	300	298
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	730	716
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,342	3,608

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	USD400	$393
Block, Inc. 6.50% 5/15/2032	240	245
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)	180	179
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	1,070	1,093
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,481
Boeing Co. (The) 3.625% 2/1/2031	718	684
Boeing Co. (The) 6.388% 5/1/2031	723	768
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	592
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	105
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(e)	1,250	1,232
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)	1,500	1,470
Braskem Netherlands Finance BV 4.50% 1/31/2030	4,202	2,419
Braskem Netherlands Finance BV 8.50% 1/12/2031	3,135	1,965
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	329
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	471
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,964
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,200	1,173
Broadcom, Inc. 4.00% 4/15/2029 (e)	500	492
Broadcom, Inc. 3.469% 4/15/2034	746	670
Broadcom, Inc. 3.137% 11/15/2035 (e)	500	425
Brown & Brown, Inc. 5.25% 6/23/2032	100	100
Brown & Brown, Inc. 5.55% 6/23/2035	1,000	998
Brown & Brown, Inc. 6.25% 6/23/2055	70	71
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	225
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,732
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	3,685	3,695
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)	3,368	3,377
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	64
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	44
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,000	1,023
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	259
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	709
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	149	150
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	77	76
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	740	743
Caturus Energy, LLC 8.50% 2/15/2030 (e)	100	104
CCO Holdings, LLC 5.125% 5/1/2027 (e)	38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	223
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	140
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47
Centene Corp. 2.45% 7/15/2028	75	71
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	57
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	653	662
Charter Communications Operating, LLC 6.55% 6/1/2034	216	221
Charter Communications Operating, LLC 5.85% 12/1/2035	1,500	1,453
Charter Communications Operating, LLC 4.80% 3/1/2050	699	522
Charter Communications Operating, LLC 3.70% 4/1/2051	188	117
Charter Communications Operating, LLC 3.90% 6/1/2052	458	292

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD402	$314
Charter Communications Operating, LLC 6.70% 12/1/2055	2,000	1,907
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)	430	428
Chile (Republic of) 4.35% 4/13/2031	400	394
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	365
Cipher Compute, LLC 7.125% 11/15/2030 (e)	85	88
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	805	823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	1,240	1,259
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	101
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	69
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	160	155
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	125	121
CNX Resources Corp. 7.25% 3/1/2032 (e)	400	412
Coca-Cola Co. 4.65% 8/14/2034	336	336
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	74
Colombia (Republic of) 7.375% 4/25/2030	1,218	1,286
Colombia (Republic of) 3.125% 4/15/2031	1,500	1,329
Colombia (Republic of) 8.00% 4/20/2033	3,550	3,894
Comcast Corp. 4.80% 5/15/2033	750	739
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	188
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	61
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	61
Connect Finco SARL 9.00% 9/15/2029 (e)	200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)	877	890
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)	804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)	367	369
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)	305	315
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)	207	208
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)	1,107	1,111
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)	202	202
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)	166	166
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)	4,076	4,082
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)	2,534	2,535
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	211
Consumers Energy Co. 5.125% 5/1/2036	2,235	2,234
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,100
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	375
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (f)(h)	65	64
CoreWeave, Inc. 9.75% 10/1/2031 (e)	200	200
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	68
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (f)(h)	124	121
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	166

American Funds Insurance Series	226

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CSN Inova Ventures 6.75% 1/28/2028 (b)	USD5,878	$4,888
CVS Health Corp. 5.55% 6/1/2031	1,000	1,030
CVS Health Corp. 5.70% 6/1/2034	500	516
CVS Health Corp. 6.20% 9/15/2055	500	512
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	300	310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,150
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	563	562
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,133
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(i)	7	1
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	131
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	4	4
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	300	306
DISH Network Corp. 11.75% 11/15/2027 (e)	296	304
Duke Energy Florida, LLC 4.85% 12/1/2035	175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	1,597	1,606
EchoStar Corp. 10.75% 11/30/2029	105	114
Ecolab, Inc. 4.80% 6/15/2031	1,120	1,125
Ecolab, Inc. 5.35% 6/15/2036	1,120	1,140
Ecopetrol SA 8.625% 1/19/2029	4,565	4,846
Ecopetrol SA 8.875% 1/13/2033	900	986
Edison International 6.95% 11/15/2029	350	366
Edison International 5.25% 3/15/2032	705	697
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	511
Electricite de France SA 5.65% 4/22/2029 (e)	800	822
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	348
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	24
Ellucian Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% 11/22/2032 (f)(h)	25	24
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (f)(h)	83	84
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)	190	200
Enfragen Energia Sur SA 5.375% 12/30/2030	3,127	2,961
Enfragen Energia Sur SA 8.499% 6/30/2032	236	247
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	92
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 5.625% 4/1/2031 (e)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)	650	649
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)	295	290
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,448
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	29	30
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	232	194
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (d)	1,441	1,309
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	77	78
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	145	147
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	17	16
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	449	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	13	13
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	48	48
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	182	183
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,341	1,357
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	675	680

227	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	USD363	$367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	183	185
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	366	368
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	148	134
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	273	276
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	163	167
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	607	631
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	521	536
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	300	307
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	163	167
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	18	18
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	886	897
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	609	627
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	431	442
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	392	402
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	343	355
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	166	171
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	132	136
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	4
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	352	354
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	405	416
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	255	262
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	183	188
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	170	175
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	161	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	94	97
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	54	56
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	644	659
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	371	382
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	633	648
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,633	1,612
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	102	102
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	44	43
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	20	20
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	491	503
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	347	342
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (d)	68	62
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	318	313
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	609	624
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	284	254
FibraSOMA 7.125% 5/28/2036 (e)	3,090	3,080
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (f)(h)	15	14
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	151
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	199
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	2,000	2,018
Ford Motor Credit Co., LLC 5.73% 9/5/2030	245	246
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118

American Funds Insurance Series	228

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 5.753% 4/6/2033	USD200	$198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	1,245	1,276
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	258
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,902	1,639
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	562	450
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	441	400
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	804	796
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	214	217
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	90	82
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	20	19
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	583	590
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	152	158
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	46	47
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	515	527
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	156	157
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	109	113
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	729	740
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	32	33
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	974	987
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	449	455
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	979	1,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	427	444
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	400	411
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	271	280
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	261	268
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	165	170
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	142	146
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,978	3,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	531	536
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	250	257
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	18	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	584	588
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	898	924
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	454	468
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	444	459
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	437	454
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	252	258
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	355	357
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	18	19
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	953	958
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	476	469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	270	271
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	11	11
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)	831	878
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	50	51
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	38	39
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	143	141
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	402	411
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	296	292
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	231	245
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	416	410
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	162	159
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	614	631
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)	3,073	2,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)	441	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	167	168

229	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD2,273	$2,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)	1,426	1,426
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	213	57
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	285
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	866	720
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	730	733
Generadora de Gatun SA 6.874% 9/30/2044 (e)	4,465	4,615
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,381
Glatfelter Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.894% 11/4/2031 (f)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,074
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	938	938
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,290	1,260
Government National Mortgage Assn. 6.50% 7/1/2056 (d)(j)	1,708	1,770
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	723	546
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	670
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	13
Gray Media, Inc. 9.625% 7/15/2032 (e)	200	193
Green Palm Bidco SARL 5.957% 6/30/2041 (e)	384	388
Green Palm Bidco SARL 6.462% 6/30/2046 (e)	438	444
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,664	3,695
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,680
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	647
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)	1,066	1,069
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	251
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	235
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	103
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	109
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (e)	125	125
Honduras (Republic of) 6.25% 1/19/2027	653	658
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	189
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	179
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,000	1,001
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,225
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	396	398
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (f)(h)	3	3
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	132
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	2,712	2,757
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	1,637	1,622
Hyundai Capital America 2.00% 6/15/2028 (e)	600	570
Hyundai Capital America 6.50% 1/16/2029 (e)	132	137
Icahn Enterprises, LP 9.75% 1/15/2029	65	64
IHS Holding, Ltd. 7.875% 5/29/2030	1,660	1,709

American Funds Insurance Series	230

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	USD480	$478
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	504
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	25	26
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)	25	25
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	463
Intel Corp. 5.60% 2/21/2054	168	157
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	577
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,768
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)	3,679	3,683
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Iron Mountain, Inc. 6.25% 1/15/2035 (e)	40	40
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(d)(e)	2,490	2,497
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,539
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,945	1,892
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	724
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (f)(h)	50	31
KB Home 6.875% 6/15/2027	50	50
KeHE Distributors, LLC 7.125% 4/30/2033 (e)	10	10
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,261
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	229
Kuaishou Technology 4.75% 1/22/2036 (e)	1,030	990
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	195
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	155	156
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	107
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	200	202
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)	75	74
Lockheed Martin Corp. 5.20% 2/15/2064	309	284
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,934
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,481
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	1,000	991
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	280
Mastercard, Inc. 2.00% 11/18/2031	600	530
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Medline Borrower, LP 5.25% 6/15/2033 (e)	204	203
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	392
Meta Platforms, Inc. 5.50% 11/15/2045	269	250
Meta Platforms, Inc. 5.625% 11/15/2055	576	522
Meta Platforms, Inc. 5.75% 11/15/2065	276	248
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,038	1,041

231	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
MGM Resorts International 5.50% 4/15/2027	USD90	$90
Microchip Technology, Inc. 5.05% 2/15/2030	709	712
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	58	60
Mineral Resources, Ltd. 6.00% 5/1/2032 (e)	35	35
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,238
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	471
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,135
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	115
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,060	1,040
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,247
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	599
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	36
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)	466	472
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	167
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	142
Navient Corp. 7.875% 6/15/2032	55	52
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	488	452
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	500	501
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (e)(i)	265	241
NFE Financing, LLC 12.00% 11/15/2029 (e)(k)	709	251
Nickel Industries, Ltd. 9.00% 9/30/2030	3,260	3,347
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	924
NiSource, Inc. 5.30% 5/18/2036	25	25
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	207
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	212
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	342	343
Norfolk Southern Corp. 5.35% 8/1/2054	496	469
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	50
NRG Energy, Inc. 5.875% 5/15/2034 (e)	55	55
NRG Energy, Inc. 6.125% 5/15/2036 (e)	55	55
NuStar Logistics, LP 5.625% 4/28/2027	80	80
OCP SA 3.75% 6/23/2031	500	462
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	25
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	2,435	2,408
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	511	513
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	949	954
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	1,955	1,959
Oracle Corp. 4.45% 9/26/2030	4,475	4,321
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,278
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	115	116
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,588
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,675	1,257
PacifiCorp 5.45% 4/15/2033	50	51
PacifiCorp 5.80% 4/15/2036	400	411
PacifiCorp 5.50% 5/15/2054	980	899
PacifiCorp 5.80% 1/15/2055	500	477

American Funds Insurance Series	232

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	USD2,078	$2,070
Par Petroleum, LLC 7.375% 6/1/2034 (e)	125	127
Parex Resources, Inc. 8.50% 5/11/2031 (e)	2,865	2,912
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)	2	— (l)
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.84% 1/23/2030	19,324	19,859
Petroleos Mexicanos 5.95% 1/28/2031	65	64
Petroleos Mexicanos 6.70% 2/16/2032	779	786
Petroleos Mexicanos 6.95% 1/28/2060	55	46
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,090	1,118
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,300	1,288
PG&E Corp. 5.00% 7/1/2028	235	234
PG&E Corp. 5.25% 7/1/2030	175	172
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	148
Philip Morris International, Inc. 2.10% 5/1/2030	634	578
Philip Morris International, Inc. 5.75% 11/17/2032	3,640	3,814
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,419
Philip Morris International, Inc. 4.875% 4/29/2036	910	891
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	1,249	1,232
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	387
POSCO 4.875% 1/23/2027 (e)	510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)	108	110
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	110
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	371	359
PT Freeport Indonesia 5.315% 4/14/2032	449	446
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (e)(i)	310	308
Raizen Fuels Finance SA 6.45% 3/5/2034	910	503
Range Resources Corp. 4.75% 2/15/2030 (e)	145	142
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	100	102
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	820	830
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	150	148
Saavi Energia SARL 8.875% 2/10/2035	953	1,044
Sally Holdings, LLC 6.75% 4/1/2032	107	109
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	4,564	4,591
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	480	483
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	3,370	3,357
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	1,705	1,729
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,731
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,740
Sasol Financing USA, LLC 4.375% 9/18/2026	1,840	1,837

233	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	USD350	$352
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	58	61
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)	1,261	1,241
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	718	706
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	1,759	1,721
Schlumberger Investment SA 4.55% 5/7/2031	180	179
Schlumberger Investment SA 5.15% 5/7/2036	382	380
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	39
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	114
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	755
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	28
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	190
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	150	141
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)	40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)	25	26
SM Energy Co. 6.50% 7/15/2028	45	45
SM Energy Co. 8.75% 7/1/2031 (e)	90	94
SM Energy Co. 9.625% 6/15/2033 (e)	15	16
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (d)(e)(f)	419	422
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	189
Southern California Edison Co. 3.65% 2/1/2050	1,615	1,118
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)	1,135	1,121
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,517
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	100
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,453
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)	917	917
Stryker Corp. 5.20% 2/10/2035	600	607
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	685	679
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	805	797
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	145	145
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	274	269
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)	1,140	1,136
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	390	382
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)	6,917	6,883
Synopsys, Inc. 4.85% 4/1/2030	1,000	1,002
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,403
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (f)(h)	44	44
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)	125	125
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)	150	150
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	58
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	455
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208

American Funds Insurance Series	234

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
TGS ASA 8.50% 1/15/2030 (e)	USD200	$210
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	835	803
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,450
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	144
TransDigm, Inc. 6.125% 7/31/2034 (e)	75	75
Transocean International, Ltd. 8.75% 2/15/2030 (e)	28	29
Transocean International, Ltd. 6.80% 3/15/2038	35	33
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(k)	100	95
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	248
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	99
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	840	863
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	384	385
U.S. Treasury 3.625% 8/31/2027 (m)	8,649	8,599
U.S. Treasury 3.875% 6/30/2030	5,238	5,178
U.S. Treasury 3.875% 4/30/2031	9,600	9,463
U.S. Treasury 4.00% 11/15/2035 (m)	3,001	2,903
U.S. Treasury 4.375% 5/15/2036	2,740	2,726
U.S. Treasury 4.75% 11/15/2043	260	256
U.S. Treasury 4.625% 2/15/2046	3,500	3,360
U.S. Treasury 3.00% 8/15/2048	155	114
U.S. Treasury 4.75% 11/15/2053	289	280
U.S. Treasury 4.625% 5/15/2054	176	167
U.S. Treasury 4.625% 11/15/2055	1	1
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	869	871
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,969	11,091
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,619	1,916
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	190	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	2,956	2,585
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	8,251	7,603
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(m)	9,543	8,805
Uber Technologies, Inc. 4.50% 8/15/2029 (e)	100	99
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (d)(j)	4,704	3,757
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(j)	2,234	2,027
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (d)(j)	8,575	8,216
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (d)(j)	8,392	8,248
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(j)	1,852	1,858
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (d)(j)	114	117
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (d)(j)	3,076	2,456
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (d)(j)	3,677	3,610
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (d)(j)	1,285	1,287
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (d)(j)	897	914
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (d)(j)	713	749
Union Pacific Corp. 5.10% 2/20/2035	500	507
United Mexican States 5.375% 3/22/2033	765	750
United Mexican States 6.00% 5/7/2036	970	969
United Mexican States 6.25% 8/27/2037	750	751
United Mexican States 6.125% 2/9/2038	1,788	1,756
United Mexican States 6.338% 5/4/2053	425	399
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	65	65
United Rentals (North America), Inc. 3.875% 2/15/2031	130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,477
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,495
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	239
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78

235	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	USD27	$23
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	27	24
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (f)(g)(h)(i)(k)	58	— (l)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	103
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	85	86
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	438	440
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	632	633
Viasat, Inc. 7.50% 5/30/2031 (e)	500	506
Visa, Inc. 4.70% 2/12/2036	1,050	1,040
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(h)	5	5
Voyager Parent, LLC 9.25% 7/1/2032 (e)	142	150
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	115	117
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)	25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	155
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)	40	40
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	62	62
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	43	48
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)	35	35
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	870
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	45
Yinson Boronia Production BV 8.947% 7/31/2042	1,763	1,941
		525,504
Total bonds, notes & other debt instruments (cost: $1,060,930,000)		1,020,167
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	47	89
Total preferred securities (cost: $50,000)		89
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (g)(n)	1,441	62
Expand Energy Corp.	148	14
Venator Materials PLC (g)(n)	232	— (l)
Total common stocks (cost: $1,095,000)		76

American Funds Insurance Series	236

Capital World Bond Fund® (continued)
Investment funds 2.01%		Shares	Value (000)
Capital Group Central Corporate Bond Fund (o)		2,737,755	$22,942
Total investment funds (cost: $21,520,000)			22,942
Short-term securities 10.70%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (o)(p)		1,201,957	120,184
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.19%
Egypt (Arab Republic of) 11/17/2026	21.315%	EGP57,500	1,079
Egypt (Arab Republic of) 5/11/2027	18.894	47,225	799
Egypt (Arab Republic of) 5/18/2027	18.981	16,625	280
			2,158
Total short-term securities (cost: $122,215,000)			122,342
Total investment securities 101.99% (cost: $1,205,810,000)			1,165,616
Other assets less liabilities (1.99)%			(22,785)
Net assets 100.00%			$1,142,831
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month Euro EURIBOR Futures	Short	72	12/14/2026	USD(20,036)	$(53)
3 Month SONIA Futures	Short	5	3/17/2027	(1,592)	(1)
2 Year Italy Government Bond Futures	Long	406	9/10/2026	49,660	47
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	230	9/29/2026	17,078	36
2 Year U.S. Treasury Note Futures	Long	1,583	10/5/2026	326,308	(298)
3 Year Australian Treasury Bond Futures	Short	828	9/16/2026	(59,960)	(241)
5 Year Euro-Bobl Futures	Long	479	9/10/2026	63,148	394
5 Year Canadian Government Bond Futures	Long	189	9/29/2026	15,072	76
5 Year U.S. Treasury Note Futures	Long	1,048	10/5/2026	112,185	253
10 Year Italy Government Bond Futures	Long	115	9/10/2026	15,682	140
10 Year French Government Bond Futures	Short	1	9/10/2026	(137)	(1)
10 Year Euro-Bund Futures	Short	471	9/10/2026	(68,530)	(702)
10 Year Australian Treasury Bond Futures	Long	293	9/15/2026	22,277	310
10 Year Japanese Government Bond Futures	Short	9	9/24/2026	(7,072)	(19)
10 Year Canadian Government Bond Futures	Short	136	9/29/2026	(11,614)	(110)
10 Year Ultra U.S. Treasury Note Futures	Long	56	9/30/2026	6,298	71
10 Year UK Gilt Futures	Long	23	9/30/2026	2,722	36
10 Year U.S. Treasury Note Futures	Long	2	9/30/2026	220	1
20 Year U.S. Treasury Bond Futures	Long	153	9/30/2026	17,366	394
30 Year Euro-Buxl Futures	Long	6	9/10/2026	763	13
30 Year Ultra U.S. Treasury Bond Futures	Long	252	9/30/2026	29,271	971
					$1,316

237	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	5,688	THB	184,910	Standard Chartered Bank	7/6/2026	$120
THB	190,865	USD	5,871	Citibank	7/6/2026	(124)
USD	2,759	AUD	3,820	UBS AG	7/7/2026	115
AUD	3,820	USD	2,649	RBC Capital Markets	7/7/2026	(5)
USD	3,887	BRL	19,720	Morgan Stanley	7/9/2026	76
USD	9,786	CZK	204,370	Morgan Stanley	7/10/2026	164
USD	11,329	DKK	73,090	Bank of America	7/10/2026	150
COP	6,493,550	USD	1,800	Morgan Stanley	7/10/2026	95
USD	7,902	HUF	2,433,245	Bank of America	7/10/2026	90
USD	3,906	PLN	14,355	Citibank	7/10/2026	90
COP	6,550,985	USD	1,826	Citibank	7/10/2026	86
USD	8,234	KRW	12,617,630	Citibank	7/10/2026	76
USD	3,886	JPY	619,910	Citibank	7/10/2026	71
USD	3,155	HUF	968,405	Standard Chartered Bank	7/10/2026	46
USD	2,280	CAD	3,174	Morgan Stanley	7/10/2026	41
COP	2,367,390	USD	659	Citibank	7/10/2026	32
USD	4,312	MXN	74,900	RBC Capital Markets	7/10/2026	32
USD	4,679	BRL	24,060	HSBC Bank	7/10/2026	30
USD	2,026	GBP	1,510	Bank of New York Mellon	7/10/2026	23
EUR	1,821	SEK	20,010	HSBC Bank	7/10/2026	17
USD	1,954	RON	8,895	HSBC Bank	7/10/2026	15
USD	1,785	SGD	2,290	HSBC Bank	7/10/2026	14
ZAR	53,365	USD	3,241	Morgan Stanley	7/10/2026	14
USD	1,252	CZK	26,400	Morgan Stanley	7/10/2026	9
USD	225	PLN	825	Bank of America	7/10/2026	6
USD	1,166	MXN	20,350	Bank of America	7/10/2026	4
HUF	1,284,310	EUR	3,604	Bank of America	7/10/2026	3
USD	1,080	PEN	3,695	Citibank	7/10/2026	— (l)
DKK	46,980	EUR	6,287	HSBC Bank	7/10/2026	(1)
USD	3,284	PEN	11,230	Citibank	7/10/2026	(1)
USD	103	ZAR	1,705	Goldman Sachs	7/10/2026	(1)
USD	442	IDR	7,990,080	Goldman Sachs	7/10/2026	(3)
EUR	1,727	RON	9,075	JPMorgan Chase	7/10/2026	(4)
USD	1,428	GBP	1,080	Bank of New York Mellon	7/10/2026	(5)
CNH	8,150	USD	1,207	RBC Capital Markets	7/10/2026	(6)
USD	959	PHP	59,200	Morgan Stanley	7/10/2026	(6)
ILS	1,860	USD	633	Bank of America	7/10/2026	(8)
USD	1,203	TRY	57,000	JPMorgan Chase	7/10/2026	(10)
CHF	1,007	USD	1,269	Citibank	7/10/2026	(22)
PLN	6,680	EUR	1,574	Bank of America	7/10/2026	(24)
CZK	156,440	EUR	6,467	Citibank	7/10/2026	(27)
NOK	7,070	USD	745	Bank of America	7/10/2026	(31)
CZK	40,970	USD	1,969	UBS AG	7/10/2026	(40)
EUR	11,494	GBP	9,935	Standard Chartered Bank	7/10/2026	(40)
AUD	2,760	USD	1,953	Citibank	7/10/2026	(43)
NOK	19,435	EUR	1,769	HSBC Bank	7/10/2026	(58)
KRW	2,992,925	USD	1,996	Citibank	7/10/2026	(61)
BRL	19,800	USD	3,895	Morgan Stanley	7/10/2026	(69)
GBP	5,215	USD	6,988	Standard Chartered Bank	7/10/2026	(71)
SEK	22,545	USD	2,398	Goldman Sachs	7/10/2026	(71)
USD	6,603	INR	633,950	Standard Chartered Bank	7/10/2026	(91)
AUD	8,382	USD	5,908	BNP Paribas	7/10/2026	(106)
USD	4,133	COP	14,823,010	Morgan Stanley	7/10/2026	(193)
CLP	6,693,240	USD	7,491	Citibank	7/10/2026	(230)
CNH	738,590	USD	109,297	Goldman Sachs	7/10/2026	(459)
USD	9,818	THB	322,005	Goldman Sachs	7/13/2026	118

American Funds Insurance Series	238

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	7,851	GBP	5,870	Morgan Stanley	7/13/2026	$65
USD	5,990	MYR	24,270	BNP Paribas	7/13/2026	49
BRL	9,930	USD	1,908	Goldman Sachs	7/13/2026	9
CNH	17,045	USD	2,526	Bank of America	7/13/2026	(14)
USD	1,631	MYR	6,750	JPMorgan Chase	7/13/2026	(21)
MYR	41,643	USD	10,265	JPMorgan Chase	7/13/2026	(71)
CAD	28,480	USD	20,463	Morgan Stanley	7/13/2026	(370)
USD	1,709	JPY	273,490	Citibank	7/14/2026	25
EUR	2,910	CAD	4,691	UBS AG	7/14/2026	17
GBP	3,994	EUR	4,620	HSBC Bank	7/14/2026	16
EUR	1,010	USD	1,146	UBS AG	7/14/2026	9
CNH	29,820	USD	4,408	Citibank	7/14/2026	(12)
EUR	1,040	USD	1,209	JPMorgan Chase	7/14/2026	(20)
EUR	1,640	USD	1,905	Citibank	7/14/2026	(30)
JPY	2,459,772	EUR	13,290	HSBC Bank	7/14/2026	(49)
NOK	24,174	EUR	2,200	Bank of America	7/14/2026	(73)
JPY	5,484,950	USD	34,326	Bank of America	7/14/2026	(554)
EUR	53,185	USD	61,619	RBC Capital Markets	7/14/2026	(814)
USD	2,744	JPY	438,835	Goldman Sachs	7/15/2026	42
USD	809	NZD	1,390	RBC Capital Markets	7/15/2026	19
NZD	1,312	USD	766	Bank of America	7/15/2026	(20)
USD	5,751	MYR	23,305	JPMorgan Chase	7/22/2026	41
GBP	5,730	USD	7,592	HSBC Bank	7/23/2026	8
USD	1,848	CAD	2,615	Bank of America	7/23/2026	2
USD	7,719	AUD	10,690	UBS AG	7/24/2026	322
USD	7,643	JPY	1,208,530	Standard Chartered Bank	7/24/2026	196
THB	331,490	USD	9,932	Citibank	7/24/2026	57
USD	1,141	PLN	4,310	Goldman Sachs	7/24/2026	(5)
AUD	10,690	USD	7,651	Standard Chartered Bank	7/24/2026	(253)
JPY	1,208,530	USD	7,777	Morgan Stanley	7/24/2026	(329)
USD	14,662	EUR	12,480	Barclays Bank PLC	7/27/2026	386
EUR	12,480	USD	14,720	UBS AG	7/27/2026	(444)
EUR	555	USD	635	Bank of America	7/28/2026	— (l)
USD	631	EUR	555	HSBC Bank	7/28/2026	(4)
EUR	1,790	USD	2,048	Bank of America	8/5/2026	— (l)
EUR	18,315	USD	20,990	Citibank	8/5/2026	(30)
GBP	3,230	USD	4,399	Goldman Sachs	8/11/2026	(115)
USD	3,862	JPY	599,380	Barclays Bank PLC	8/12/2026	162
USD	1,465	NZD	2,530	Goldman Sachs	9/16/2026	24
USD	1,587	EUR	1,365	RBC Capital Markets	9/16/2026	22
USD	1,325	EUR	1,140	RBC Capital Markets	9/16/2026	18
GBP	1,185	USD	1,590	Standard Chartered Bank	9/16/2026	(18)
AUD	2,110	USD	1,481	Goldman Sachs	9/16/2026	(22)
KRW	1,710,000	USD	1,132	RBC Capital Markets	9/16/2026	(25)
THB	42,710	USD	1,319	Standard Chartered Bank	9/16/2026	(29)
CZK	88,320	USD	4,199	RBC Capital Markets	9/16/2026	(38)
USD	3,981	EUR	3,495	HSBC Bank	9/28/2026	(27)
						$(2,171)

239	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	$27	$—	$27
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	27	—	27
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	13	—	13
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(135)	—	(135)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	396	—	396
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(55)	—	(55)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(102)	—	(102)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	780	—	780
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	560	—	560
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	46	—	46
3.73%	Annual	SONIA	Annual	3/10/2028	GBP14,930	(93)	—	(93)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP14,920	(55)	—	(55)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP19,360	12	—	12
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK218,200	80	—	80
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	SEK174,640	55	—	55
SOFR	Annual	3.885%	Annual	5/29/2028	USD51,250	109	—	109
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK93,620	(30)	—	(30)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	SEK173,860	(42)	—	(42)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(22)	—	(22)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD10,000	148	—	148
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	46	—	46
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	50	—	50
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	13	—	13
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	13	—	13
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR50,910	(469)	—	(469)
SOFR	Annual	3.507%	Annual	1/14/2031	USD28,100	453	—	453
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK45,000	13	—	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK45,000	9	—	9
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR4,200	(47)	—	(47)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK45,000	11	—	11
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK45,000	6	—	6
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK45,600	26	—	26
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK22,400	13	—	13
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR2,100	(30)	—	(30)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP13,170	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR24,580	79	—	79
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR12,290	38	—	38
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR12,290	2	—	2
4.131%	Annual	SONIA	Annual	4/22/2031	GBP7,430	28	—	28
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP3,240	49	—	49
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR2,170	23	—	23
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR4,260	21	—	21
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,820	9	—	9
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,830	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP6,240	(121)	—	(121)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP6,300	(128)	—	(128)
2.7178%	Annual	3-month SEK-STIBOR	Quarterly	5/18/2031	SEK44,500	51	—	51
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK71,500	40	—	40
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	(17)	—	(17)
3.2285%	Annual	SOFR	Annual	6/17/2031	USD650	(19)	—	(19)

American Funds Insurance Series	240

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	$(23)	$—	$(23)
3.403%	Annual	SOFR	Annual	6/17/2031	USD1,080	(24)	—	(24)
SOFR	Annual	3.928%	Annual	6/24/2033	USD642	— (l)	—	— (l)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD879	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD338	(2)	—	(2)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD575	(3)	—	(3)
SOFR	Annual	4.031%	Annual	6/24/2033	USD946	(6)	—	(6)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(2)	—	(2)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,450	(4)	—	(4)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(7)	—	(7)
SOFR	Annual	3.825%	Annual	1/14/2036	USD15,510	201	—	201
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,710	(8)	—	(8)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,800	(11)	—	(11)
SOFR	Annual	3.554%	Annual	6/17/2036	USD740	27	—	27
SOFR	Annual	3.73632%	Annual	6/17/2036	USD1,179	25	—	25
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	20	—	20
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	17	—	17
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR2,530	13	—	13
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK26,470	(25)	—	(25)
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	72	—	72
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	303	—	303
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP4,620	61	—	61
SOFR	Annual	4.1445%	Annual	4/14/2056	USD2,611	10	—	10
SOFR	Annual	4.15%	Annual	4/14/2056	USD2,609	7	—	7
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP1,800	101	—	101
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP1,710	101	—	101
SOFR	Annual	4.29%	Annual	5/15/2056	USD2,380	(50)	—	(50)
SOFR	Annual	4.283%	Annual	5/29/2056	USD2,350	(47)	—	(47)
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(1)	—	(1)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD284	(4)	—	(4)
3.909%	Annual	SOFR	Annual	6/17/2056	USD182	(8)	—	(8)
						$2,823	$—	$2,823
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(422)	$—	$(422)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,185)	—	(1,185)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	(9)	—	(9)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	(14)	—	(14)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL37,150	(85)	—	(85)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL59,400	(260)	—	(260)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	BRL37,870	(377)	—	(377)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL29,650	(277)	—	(277)
							$(2,629)	$—	$(2,629)

241	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.EM.45	1.00%	Quarterly	6/20/2031	USD430	$8	$18	$(10)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	14,573	(320)	(249)	(71)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	12,326	(994)	(753)	(241)
					$(1,306)	$(984)	$(322)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR6,110	$766	$468	$297
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	19,190	492	472	21
					$1,258	$940	$318
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.01%
Capital Group Central Corporate Bond Fund	$22,734	$532	$—	$—	$(324)	$22,942	$533
Short-term securities 10.51%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (p)	114,160	336,494	330,462	10	(18)	120,184	1,586
Total 12.52%				$10	$(342)	$143,126	$2,119
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	$5,472	$4,888	0.43%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,288	1,211	0.11
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	565	577	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	151	150	0.01
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	126	125	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	48	— (s)
Total		$7,645	$6,999	0.61%

American Funds Insurance Series	242

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,631,000, which represented 13.62% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,708,000, which represented 1.55% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

243	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 87.33%	Principal amount (000)	Value (000)
Corporate bonds and notes 83.33%
Communication services 13.03%
Altice France 6.50% 4/15/2032 (a)	USD3,098	$2,997
Altice France 6.875% 7/15/2032 (a)	1,632	1,584
Altice France SA 10.00% 1/15/2033 (a)	130	128
Beignet Investor, LLC 6.581% 5/30/2049 (a)	365	373
CCO Holdings, LLC 5.00% 2/1/2028 (a)	866	856
CCO Holdings, LLC 5.375% 6/1/2029 (a)	535	524
CCO Holdings, LLC 6.375% 9/1/2029 (a)	370	370
CCO Holdings, LLC 4.75% 3/1/2030 (a)	1,066	1,011
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,194	2,041
CCO Holdings, LLC 4.25% 2/1/2031 (a)	2,879	2,595
CCO Holdings, LLC 7.375% 3/1/2031 (a)	60	60
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,908	1,703
CCO Holdings, LLC 4.50% 5/1/2032	1,269	1,121
CCO Holdings, LLC 7.00% 2/1/2033 (a)	825	810
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,017	1,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,042	3,426
CCO Holdings, LLC 7.375% 2/1/2036 (a)	930	913
Charter Communications Operating, LLC 3.50% 3/1/2042	3,245	2,244
Charter Communications Operating, LLC 5.75% 4/1/2048	875	737
Charter Communications Operating, LLC 4.80% 3/1/2050	602	449
Charter Communications Operating, LLC 3.70% 4/1/2051	393	244
Charter Communications Operating, LLC 3.90% 6/1/2052	1,580	1,008
Charter Communications Operating, LLC 5.25% 4/1/2053	773	603
Charter Communications Operating, LLC 6.70% 12/1/2055	211	201
Charter Communications Operating, LLC 3.85% 4/1/2061	145	85
Charter Communications Operating, LLC 4.40% 12/1/2061	265	171
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	485	487
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	245	245
Connect Finco SARL 9.00% 9/15/2029 (a)	6,760	7,122
Connect Holding II, LLC 10.50% 4/3/2031 (a)	945	947
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	285	45
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	266	266
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,460	2,507
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	1,229	1,276
Discovery Communications, LLC 5.00% 9/20/2037	60	47
Discovery Communications, LLC 6.35% 6/1/2040	130	108
Discovery Global Holdings, Inc. 4.054% 3/15/2029	386	382
Discovery Global Holdings, Inc. 4.279% 3/15/2032	1,494	1,342
Discovery Global Holdings, Inc. 5.05% 3/15/2042	4,365	3,203
Discovery Global Holdings, Inc. 5.141% 3/15/2052	161	108
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,401
E. W. Scripps Co. 9.875% 8/15/2030 (a)	60	53
EchoStar Corp. 10.75% 11/30/2029	5,123	5,539
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	5,450	5,548
Embarq, LLC 7.995% 6/1/2036	3,714	1,077
Gray Media, Inc. 10.50% 7/15/2029 (a)	2,981	3,148
Gray Media, Inc. 4.75% 10/15/2030 (a)	656	472
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,108	1,416
Gray Media, Inc. 9.625% 7/15/2032 (a)	2,568	2,481
Grupo Televisa, SAB 8.50% 3/11/2032	66	71
Lamar Media Corp. 3.625% 1/15/2031	300	280
Lamar Media Corp. 5.375% 11/1/2033 (a)	430	422
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	2,777	1,236
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	618	639
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	210	206
News Corp. 3.875% 5/15/2029 (a)	255	247
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	4,460	4,463
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	6,955	6,944
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	385	403
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	445	473

American Funds Insurance Series	244

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD110	$116
Paramount Global 6.875% 4/30/2036	345	324
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	235	215
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	930	956
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,894	2,820
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	245	245
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,055	2,877
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,230	1,216
Snap, Inc. 6.875% 3/1/2033 (a)	80	78
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	126	126
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	128	127
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	125	123
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	95	92
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	65	63
Stagwell Global, LLC 5.625% 8/15/2029 (a)	840	811
Univision Communications, Inc. 4.50% 5/1/2029 (a)	1,895	1,811
Univision Communications, Inc. 7.375% 6/30/2030 (a)	1,532	1,537
Univision Communications, Inc. 8.50% 7/31/2031 (a)	395	397
Univision Communications, Inc. 9.375% 8/1/2032 (a)	2,955	3,005
Univision Communications, Inc. 8.875% 4/15/2033 (a)	1,030	1,015
Verizon Communications, Inc. 2.355% 3/15/2032	16	14
Verizon Communications, Inc. 4.75% 1/15/2033	64	63
Verizon Communications, Inc. 5.75% 11/30/2045	14	14
Verizon Communications, Inc. 5.875% 11/30/2055	38	37
Verizon Communications, Inc. 6.00% 11/30/2065	17	16
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,365	1,413
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	455	375
Ziggo BV 4.875% 1/15/2030 (a)	215	202
		116,522

Energy 12.28%
Aker BP ASA 5.25% 10/30/2035 (a)	160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	480	474
Archrock Partners, LP 6.625% 9/1/2032 (a)	525	536
Archrock Services, LP 6.00% 2/1/2034 (a)	455	453
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,080	1,080
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	975	988
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	795	804
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,655	1,625
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	483	485
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	105	108
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	35	36
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	787	769
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	389	376
Bristow Group, Inc. 6.75% 2/1/2033 (a)	700	702
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,020	1,063
Caturus Energy, LLC 7.125% 5/15/2031 (a)	733	726
Chord Energy Corp. 6.75% 3/15/2033 (a)	820	833
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	795	818
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)	576	590
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,795	1,850
CNX Resources Corp. 5.875% 3/1/2034 (a)	690	672
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	295	291
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	635	599
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,825	1,922

245	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	USD1,460	$1,473
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,151	1,145
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	487	502
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	515	510
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	865	831
Energy Transfer, LP 6.00% 2/1/2029 (a)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	200	200
Ferrellgas, LP 5.875% 4/1/2029 (a)	60	58
FORESEA Holding SA 7.50% 6/15/2030	24	24
Genesis Energy, LP 8.875% 4/15/2030	1,020	1,068
Genesis Energy, LP 7.875% 5/15/2032	2,315	2,388
Genesis Energy, LP 6.75% 3/15/2034	1,820	1,807
Global Partners, LP 6.875% 1/15/2029	110	111
Global Partners, LP 8.25% 1/15/2032 (a)	480	503
Global Partners, LP 7.125% 7/1/2033 (a)	320	324
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	330	337
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	135	140
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	540	548
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	575	587
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,000	965
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	290	289
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	527	519
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	558	541
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	395	383
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	223	232
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	1,390	1,382
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	515	517
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	260	264
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	215	221
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	565	553
Matador Resources Co. 6.50% 4/15/2032 (a)	600	604
Matador Resources Co. 6.25% 4/15/2033 (a)	1,035	1,032
Matador Resources Co. 6.00% 4/15/2034 (a)	625	610
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)	739	— (e)
Murphy Oil Corp. 6.00% 10/1/2032	340	339
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	680	636
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	365	366
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,020	1,067
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)	745	128
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	6,811	6,191
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	18,263	6,465
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	405	422
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,108	1,149
Noble Finance II, LLC 6.25% 6/15/2034 (a)	1,030	1,010
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	1,050	1,044
Occidental Petroleum Corp. 6.60% 3/15/2046	872	931
Occidental Petroleum Corp. 6.05% 10/1/2054	995	1,011
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	465	473
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	356	352
Par Petroleum, LLC 7.375% 6/1/2034 (a)	465	471
Parex Resources, Inc. 8.50% 5/11/2031 (a)	385	391
Petrobras Global Finance BV 5.125% 9/10/2030	1,145	1,126
Petroleos Mexicanos 8.75% 6/2/2029	730	781
Petroleos Mexicanos 6.84% 1/23/2030	750	771
Petroleos Mexicanos 5.95% 1/28/2031	1,460	1,444
Petroleos Mexicanos 7.69% 1/23/2050	155	145

American Funds Insurance Series	246

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD265	$223
Raizen Fuels Finance SA 6.25% 7/8/2032	635	349
Range Resources Corp. 4.75% 2/15/2030 (a)	235	230
Schlumberger Investment SA 4.80% 5/7/2033	32	32
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	210
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	505	488
SM Energy Co. 8.375% 7/1/2028 (a)	615	630
SM Energy Co. 8.625% 11/1/2030 (a)	485	510
SM Energy Co. 8.75% 7/1/2031 (a)	1,832	1,914
SM Energy Co. 9.625% 6/15/2033 (a)	240	263
SM Energy Co. 6.625% 4/15/2034 (a)	470	463
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)	540	546
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	280	266
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,485	1,548
Sunoco, LP 5.875% 7/15/2027 (a)	445	445
Sunoco, LP 5.875% 3/15/2028	240	240
Sunoco, LP 7.00% 5/1/2029 (a)	250	257
Sunoco, LP 4.50% 5/15/2029	1,790	1,751
Sunoco, LP 4.50% 10/1/2029 (a)	130	126
Sunoco, LP 4.625% 5/1/2030 (a)	365	353
Sunoco, LP 5.625% 3/15/2031 (a)	895	889
Sunoco, LP 5.375% 7/15/2031 (a)	245	242
Sunoco, LP 7.25% 5/1/2032 (a)	1,110	1,152
Sunoco, LP 6.625% 8/15/2032 (a)	215	219
Sunoco, LP 6.25% 7/1/2033 (a)	675	681
Sunoco, LP 5.875% 3/15/2034 (a)	675	666
Sunoco, LP 5.625% 7/15/2034 (a)	395	386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	1,475	1,535
Talos Production, Inc. 9.00% 2/1/2029 (a)	820	855
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,125	1,182
Targa Resources Partners, LP 5.50% 3/1/2030	272	274
Targa Resources Partners, LP 4.875% 2/1/2031	150	149
TGS ASA 8.50% 1/15/2030 (a)	590	620
Tidewater, Inc. 9.125% 7/15/2030 (a)	120	128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	274	281
Transocean International, Ltd. 8.75% 2/15/2030 (a)	290	301
Transocean International, Ltd. 8.50% 5/15/2031 (a)	650	675
Transocean International, Ltd. 7.875% 10/15/2032 (a)	240	251
Transocean International, Ltd. 6.80% 3/15/2038	355	329
USA Compression Partners, LP 7.125% 3/15/2029 (a)	355	364
USA Compression Partners, LP 6.25% 10/1/2033 (a)	870	863
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	890	849
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	270	277
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,605	1,507
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,355	1,209
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	1,115	1,128
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	335	361
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	545	556
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	2,435	2,536
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	735	785
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	360	355
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	343	335
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,179	1,207
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	695	763
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,405	1,465
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,220	1,294

247	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	USD124	$128
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	1,140	1,159
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,150	1,174
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	330	339
YPF SA 8.75% 9/11/2031	160	170
		109,829

Consumer discretionary 10.90%
Acushnet Co. 5.625% 12/1/2033 (a)	400	399
Advance Auto Parts, Inc. 5.95% 3/9/2028	598	605
Advance Auto Parts, Inc. 3.90% 4/15/2030	615	579
Advance Auto Parts, Inc. 3.50% 3/15/2032	534	471
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	460	454
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	455	453
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,350	1,388
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	355	371
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	575	591
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,060	1,033
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	405	388
Bath & Body Works, Inc. 6.875% 11/1/2035	546	559
Bath & Body Works, Inc. 6.75% 7/1/2036	140	140
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,025	990
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	1,625	1,594
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,600	1,610
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,835	1,791
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	1,305	1,184
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	1,080	1,061
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	725	724
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	110	114
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	105	106
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	3,021	3,054
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	3,420	3,463
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	480	503
Cyprium Corp. 6.125% 4/15/2031 (a)	545	546
Cyprium Corp. 6.375% 4/15/2034 (a)	857	857
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	850	827
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	760	746
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,170	1,121
Ford Motor Co. 3.25% 2/12/2032	2,315	2,041
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	494
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	280	289
Ford Motor Credit Co., LLC 5.113% 5/3/2029	290	288
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030	305	322
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,503	1,512
Ford Motor Credit Co., LLC 4.00% 11/13/2030	455	428
Ford Motor Credit Co., LLC 6.05% 3/5/2031	475	482
Ford Motor Credit Co., LLC 3.625% 6/17/2031	365	333
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,815	1,877
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,754	1,740
Ford Motor Credit Co., LLC 7.122% 11/7/2033	335	357
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,275	1,284
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,290	2,346
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,325	3,257
Ford Motor Credit Co., LLC 6.467% 5/22/2036	1,895	1,926

American Funds Insurance Series	248

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	USD385	$390
Gap, Inc. 3.625% 10/1/2029 (a)	140	132
Gap, Inc. 3.875% 10/1/2031 (a)	88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035	440	452
Genting New York, LLC 7.25% 10/1/2029 (a)	394	405
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	615	621
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,414	1,416
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	1,160	1,164
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	491	480
International Game Technology PLC 5.25% 1/15/2029 (a)	885	883
KB Home 6.875% 6/15/2027	185	186
KB Home 7.25% 7/15/2030	275	281
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	305	292
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	2,830	2,757
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,135	1,183
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,090	1,010
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	330	328
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	905	867
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	520	514
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	485	460
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	375	394
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	380	367
MGM Resorts International 5.50% 4/15/2027	165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)	655	685
Newell Brands, Inc. 6.625% 9/15/2029	750	763
Newell Brands, Inc. 6.375% 5/15/2030	955	969
Newell Brands, Inc. 6.625% 5/15/2032	1,655	1,677
Newell Brands, Inc. 7.375% 4/1/2036	525	533
Newell Brands, Inc. 7.50% 4/1/2046	235	219
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	300	299
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,315	1,294
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	290	287
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	295	290
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,410	1,454
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,385	1,436
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,645	3,862
Party City Holdings, Inc. 0% 10/12/2028 (d)	500	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,510	50
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	550	540
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	485	498
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	575	570
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	431	420
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	141	140
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	610	591
Sally Holdings, LLC 6.75% 4/1/2032	1,727	1,765
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	1,510	1,292
Sekisui House U.S., Inc. 6.00% 1/15/2043	343	315
Service Corp. International 3.375% 8/15/2030	160	149
Service Corp. International 4.00% 5/15/2031	430	406
Service Corp. International 5.75% 10/15/2032	165	166
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	625	644
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	1,964	1,891
Station Casinos, LLC 4.625% 12/1/2031 (a)	625	594
Station Casinos, LLC 6.625% 3/15/2032 (a)	265	269
TopBuild Corp. 5.625% 1/31/2034 (a)	735	745
Travel + Leisure Co. 4.50% 12/1/2029 (a)	825	799
Travel + Leisure Co. 4.625% 3/1/2030 (a)	165	160
Travel + Leisure Co. 6.25% 6/1/2031 (a)	620	624

249	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	USD2,260	$2,187
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	260	260
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	735	749
Valvoline, Inc. 3.625% 6/15/2031 (a)	525	485
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)	100	103
Whirlpool Corp. 7.50% 7/1/2031 (a)	315	320
Whirlpool Corp. 7.875% 7/1/2034 (a)	405	408
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	460	454
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	759	750
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	292	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	782	827
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	600	603
		97,519

Financials 8.88%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,450	1,420
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,113	1,111
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	2,940	2,922
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,370	1,321
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,375	1,391
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,430	1,390
Aretec Group, Inc. 7.50% 4/1/2029 (a)	2,653	2,645
Aretec Group, Inc. 10.00% 8/15/2030 (a)	565	596
Asurion, LLC 8.00% 12/31/2032 (a)	335	338
Asurion, LLC 8.375% 2/1/2034 (a)	975	903
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)	760	749
Blackstone Private Credit Fund 5.95% 7/16/2029	676	676
Blackstone Private Credit Fund 5.35% 3/12/2031	424	408
Blackstone Private Credit Fund 5.95% 5/15/2031	50	49
Blackstone Private Credit Fund 6.00% 11/22/2034	660	636
Block, Inc. 5.625% 8/15/2030 (a)	930	933
Block, Inc. 3.50% 6/1/2031	396	365
Block, Inc. 6.50% 5/15/2032	765	781
Block, Inc. 6.00% 8/15/2033 (a)	195	196
Blue Owl Credit Income Corp. 6.65% 3/15/2031	315	315
Cipher Compute, LLC 7.125% 11/15/2030 (a)	650	676
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,421	3,250
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,439	2,126
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,840	3,661
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	660	600
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	300	299
FS KKR Capital Corp. 6.875% 8/15/2029	272	273
FS KKR Capital Corp. 6.125% 1/15/2031	320	308
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	52	52
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	52	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	50	49
Hightower Holding, LLC 6.75% 4/15/2029 (a)	945	946
Hightower Holding, LLC 9.125% 1/31/2030 (a)	179	187
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	635	616
HUB International, Ltd. 7.25% 6/15/2030 (a)	712	731
HUB International, Ltd. 7.375% 1/31/2032 (a)	866	882
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	255	232
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	85	78
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	4,035	3,604
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,455	2,243

American Funds Insurance Series	250

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD1,711	$1,524
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	1,820	1,321
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,265	1,216
Jane Street Group, LLC 7.125% 4/30/2031 (a)	111	115
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,545	1,590
MSCI, Inc. 3.875% 2/15/2031 (a)	425	403
MSCI, Inc. 3.625% 11/1/2031 (a)	211	196
Navient Corp. 5.00% 3/15/2027	1,873	1,859
Navient Corp. 5.50% 3/15/2029	3,520	3,381
Navient Corp. 9.375% 7/25/2030	1,347	1,370
Navient Corp. 11.50% 3/15/2031	950	1,003
Navient Corp. 9.375% 10/15/2031	715	713
Navient Corp. 7.875% 6/15/2032	1,373	1,287
Navient Corp. 5.625% 8/1/2033	1,807	1,495
OneMain Finance Corp. 3.875% 9/15/2028	135	131
OneMain Finance Corp. 5.375% 11/15/2029	960	944
OneMain Finance Corp. 7.875% 3/15/2030	760	792
OneMain Finance Corp. 6.125% 5/15/2030	1,520	1,521
OneMain Finance Corp. 4.00% 9/15/2030	205	190
OneMain Finance Corp. 7.50% 5/15/2031	105	109
OneMain Finance Corp. 7.125% 11/15/2031	1,110	1,133
OneMain Finance Corp. 7.125% 9/15/2032	1,580	1,609
OneMain Finance Corp. 6.50% 3/15/2033	800	788
OneMain Finance Corp. 6.75% 9/15/2033	525	520
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	1,210	1,213
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	2,720	2,732
Oxford Finance, LLC 7.75% 5/15/2031 (a)	760	754
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	134	139
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	365	358
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	430	420
Rocket Cos., Inc. 6.125% 8/1/2031 (a)	420	429
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	315	327
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	600	579
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	750	738
SLM Corp. 6.50% 1/31/2030	147	149
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	545	545
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	845	842
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	500	517
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	520	522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	340	348
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	320	328
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	35	35
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)	460	460
Voyager Parent, LLC 9.25% 7/1/2032 (a)	2,275	2,407
		79,421

Health care 7.32%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,198	4,255
Accendra Health, Inc. 9.00% 6/15/2032 (a)	4,272	3,980
Accendra Health, Inc. 9.75% 6/15/2033 (a)	5,430	3,712
Accendra Health, Inc. 9.75% 6/15/2033 (a)	938	641
Adapthealth, LLC 6.125% 8/1/2028 (a)	150	150
Adapthealth, LLC 4.625% 8/1/2029 (a)	481	465
Adapthealth, LLC 5.125% 3/1/2030 (a)	5	5
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	410	426
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	190	182
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	1,695	1,678

251	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	USD170	$175
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,766	1,764
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	507	450
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	895	828
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	181	185
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	797	511
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	922	545
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	1,590	1,563
Centene Corp. 2.45% 7/15/2028	480	456
Centene Corp. 4.625% 12/15/2029	1,475	1,432
Centene Corp. 3.375% 2/15/2030	147	137
Centene Corp. 3.00% 10/15/2030	610	552
Centene Corp. 2.50% 3/1/2031	1,735	1,517
Centene Corp. 2.625% 8/1/2031	400	349
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	420	416
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,960	1,851
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	579	533
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	86	93
DaVita, Inc. 4.625% 6/1/2030 (a)	1,135	1,100
DaVita, Inc. 6.875% 9/1/2032 (a)	1,125	1,161
DaVita, Inc. 6.75% 7/15/2033 (a)	1,435	1,482
Encompass Health Corp. 5.875% 6/1/2034 (a)	405	405
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	2,130	2,240
Grifols SA 4.75% 10/15/2028 (a)	465	456
HCA, Inc. 7.50% 11/15/2095	175	189
Insulet Corp. 6.50% 4/1/2033 (a)	47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,225	1,247
Jazz Securities DAC 4.375% 1/15/2029 (a)	421	413
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,680	1,632
Medline Borrower, LP 6.25% 4/1/2029 (a)	63	64
Medline Borrower, LP 5.00% 6/15/2031 (a)	104	104
Medline Borrower, LP 5.25% 6/15/2033 (a)	33	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	510	501
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,794	1,674
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	1,430	1,457
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,715	3,361
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,250	1,253
Organon & Co. 4.125% 4/30/2028 (a)	325	321
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	175	167
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	1,985	1,972
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,445	2,555
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	525	545
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,125	1,140
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	215	216
Tenet Healthcare Corp. 5.125% 11/1/2027	370	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,485	1,444
Tenet Healthcare Corp. 4.375% 1/15/2030	745	722
Tenet Healthcare Corp. 6.75% 5/15/2031	890	912
Tenet Healthcare Corp. 6.875% 11/15/2031	85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	345	353
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,445	3,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,240	1,287
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,142	882
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	505	518
		65,496

American Funds Insurance Series	252

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 6.76%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	USD810	$848
ArcelorMittal SA 7.00% 10/15/2039	403	446
ArcelorMittal SA 6.75% 3/1/2041	685	739
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	745	709
Avient Corp. 6.25% 11/1/2031 (a)	185	188
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	200	208
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	380	379
Canpack Group, Inc. 6.00% 5/15/2031 (a)	310	312
CAN-PACK SA 3.875% 11/15/2029 (a)	1,555	1,476
Capstone Copper Corp. 6.75% 3/31/2033 (a)	205	208
Celanese US Holdings, LLC 7.165% 7/15/2027	35	36
Celanese US Holdings, LLC 6.50% 4/15/2030	430	439
Celanese US Holdings, LLC 7.55% 11/15/2030	220	233
Celanese US Holdings, LLC 7.00% 2/15/2031	390	402
Celanese US Holdings, LLC 6.75% 4/15/2033	1,428	1,455
Celanese US Holdings, LLC 7.45% 11/15/2033	60	64
Celanese US Holdings, LLC 7.375% 2/15/2034	592	612
Century Aluminum Co. 6.875% 8/1/2032 (a)	330	340
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	1,581	1,527
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	1,999	2,018
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	1,785	1,633
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,665	1,686
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,030	2,017
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	240	240
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,235	1,234
Commercial Metals Co. 5.75% 11/15/2033 (a)	465	463
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,285	1,282
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	545	524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,045	3,155
CVR Partners, LP 6.125% 6/15/2028 (a)	405	405
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	205	210
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	845	830
FMC Corp. 3.45% 10/1/2029	280	259
FMC Corp. 8.00% 6/1/2031 (a)	615	641
Freeport-McMoRan, Inc. 4.25% 3/1/2030	357	351
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(f)	5,455	1,459
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	8,806	7,441
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	405	381
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	810	818
INEOS Finance PLC 6.75% 5/15/2028 (a)	415	413
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	435	439
LYB International Finance III, LLC 5.125% 1/15/2031	160	160
Magnera Corp. 4.75% 11/15/2029 (a)	670	626
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	855	875
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	595	586
Methanex Corp. 5.125% 10/15/2027	2,005	2,004
Methanex Corp. 5.65% 12/1/2044	385	347
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,135	1,150
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,118	1,155
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	845	873
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	1,060	1,049
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	785	772
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	1,745	1,829
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	550	578
Novelis Corp. 3.875% 8/15/2031 (a)	412	376
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	465	475
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	550	561

253	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(f)	USD1,492	$1,501
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)	616	619
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,090	1,076
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	655	651
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)	715	716
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)	460	467
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	386	408
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	845	935
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	435	445
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	498	506
Westlake Corp. 5.55% 11/15/2035	100	99
Westlake Corp. 6.375% 11/15/2055	35	35
		60,476

Information technology 6.33%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	935	939
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	125	135
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	2,325	2,358
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,570	2,496
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,575	5,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	615	577
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	835	725
CoreWeave, Inc. 9.25% 6/1/2030 (a)	440	443
CoreWeave, Inc. 9.75% 10/1/2031 (a)	1,190	1,188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	4,390	4,583
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	160	155
Fair Isaac Corp. 4.00% 6/15/2028 (a)	975	954
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,090	2,059
Flash Compute, LLC 7.25% 12/31/2030 (a)	265	273
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	4,663
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,484	4,042
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	197	200
Ingram Micro, Inc. 4.75% 5/15/2029 (a)	250	246
Intel Corp. 3.05% 8/12/2051	125	78
Intel Corp. 5.60% 2/21/2054	208	195
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	1,465	1,469
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,485	1,584
NCR Voyix Corp. 5.125% 4/15/2029 (a)	283	276
Oracle Corp. 4.95% 2/4/2031	452	443
Oracle Corp. 6.25% 11/9/2032	65	67
Oracle Corp. 5.35% 5/4/2033	111	108
Oracle Corp. 5.50% 8/3/2035	65	62
Oracle Corp. 5.20% 9/26/2035	310	290
Oracle Corp. 5.70% 2/4/2036	1,090	1,056
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.90% 11/9/2052	35	34
Oracle Corp. 6.70% 2/4/2056	1,133	1,067
Oracle Corp. 6.85% 2/4/2066	60	56
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	100	101
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	100	102
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	555	553
SE Cosmos, LLC 8.875% 5/1/2031 (a)	3,270	3,364

American Funds Insurance Series	254

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (a)	USD310	$306
UKG, Inc. 6.875% 2/1/2031 (a)	760	739
Unisys Corp. 10.625% 1/15/2031 (a)	1,205	1,135
Viasat, Inc. 5.625% 4/15/2027 (a)	4,600	4,604
Viasat, Inc. 6.50% 7/15/2028 (a)	1,495	1,492
Viasat, Inc. 7.50% 5/30/2031 (a)	1,969	1,991
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	190	181
VoltaGrid, LLC 7.375% 11/1/2030 (a)	340	353
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	1,242	1,377
WULF Compute, LLC 7.75% 10/15/2030 (a)	1,895	1,992
		56,597

Industrials 6.30%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	216	221
ADT Security Corp. 4.125% 8/1/2029 (a)	165	158
ADT Security Corp. 5.875% 10/15/2033 (a)	395	388
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	885	867
AECOM 6.00% 8/1/2033 (a)	35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	535	554
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	870	814
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	260	259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,050	1,082
Aramark Services, Inc. 5.00% 2/1/2028 (a)	240	240
ATI, Inc. 4.875% 10/1/2029	575	569
ATI, Inc. 5.125% 10/1/2031	615	611
ATI, Inc. 5.875% 6/15/2033	230	233
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	343	345
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,181	1,159
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	1,060	1,093
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	510	515
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	27	27
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	905	925
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	955	979
Bombardier, Inc. 5.875% 1/15/2035 (a)	325	327
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	135	133
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	280	272
CACI International, Inc. 6.375% 6/15/2033 (a)	390	396
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	435	435
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	1,250	1,203
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	980	878
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	135	134
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,510	1,521
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	635	637
CoreLogic, Inc. 4.50% 5/1/2028 (a)	2,199	2,150
Eaton Corp. 4.20% 3/6/2031	200	196
Eaton Corp. 4.50% 3/6/2033	200	196
Eaton Corp. 4.80% 3/6/2036	200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,515	2,569
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	709	738
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	166	170
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	1,250	1,230
ESAB Corp. 5.625% 4/1/2031 (a)	505	507
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	60	59
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	60	59
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	60	59
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)	720	731

255	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD1,388	$1,421
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	595	598
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	380	388
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	740	767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,315	1,372
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	170	169
Hertz Corp. (The) 4.625% 12/1/2026 (a)	768	697
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	456	454
Icahn Enterprises, LP 5.25% 5/15/2027	3,024	2,991
Icahn Enterprises, LP 9.75% 1/15/2029	610	599
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	130	126
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	259	257
Moog, Inc. 5.50% 10/15/2034 (a)	980	968
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,115	1,110
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	435	441
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	665	678
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	525	542
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	935	960
Reworld Holding Corp. 4.875% 12/1/2029 (a)	790	754
Science Applications International Corp. 5.875% 11/1/2033 (a)	535	527
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	660	618
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	304	304
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	360	362
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	750	745
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	100	97
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	685	694
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	95	95
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	160	165
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,410	2,435
TransDigm, Inc. 6.25% 1/31/2034 (a)	990	1,011
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,080	3,161
TransDigm, Inc. 6.125% 7/31/2034 (a)	1,599	1,599
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	95	97
United Rentals (North America), Inc. 3.875% 2/15/2031	620	586
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	355	364
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	185	190
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	455	452
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	355	366
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	265	272
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	710	704
		56,359

Real estate 5.70%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	637	615
FibraSOMA 7.125% 5/28/2036 (a)	245	244
Forestar Group, Inc. 5.00% 3/1/2028 (a)	77	77
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,580	1,606
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	1,013	979
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,403	3,220
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	1,265	1,255
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	1,065	1,053
Hudson Pacific Properties, LP 3.25% 1/15/2030	455	398
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	307	306
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	2,995	2,952
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,425	1,364

American Funds Insurance Series	256

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	USD185	$183
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	1,170	1,176
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	2,405	2,460
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	2,380	2,432
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	470	460
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	180	187
MPT Operating Partnership, LP 5.00% 10/15/2027	6,648	6,453
MPT Operating Partnership, LP 4.625% 8/1/2029	1,290	1,038
MPT Operating Partnership, LP 3.50% 3/15/2031	1,072	738
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,445	4,554
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	1,045	1,023
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	615	630
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	545	555
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	380	362
SBA Communications Corp. 3.125% 2/1/2029	111	106
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,091
Service Properties Trust 3.95% 1/15/2028	2,527	2,464
Service Properties Trust 4.95% 10/1/2029	2,668	2,515
Service Properties Trust 4.375% 2/15/2030	2,331	2,115
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,111
Service Properties Trust 8.875% 6/15/2032	985	1,015
		50,983

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,357
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,755	1,699
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	695	680
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	990	958
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	2,090	1,993
B&G Foods, Inc. 5.25% 9/15/2027	1,748	1,756
B&G Foods, Inc. 8.00% 9/15/2028 (a)	4,106	4,115
B&G Foods, Inc. 11.00% 6/15/2031 (a)	2,060	1,903
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,785	1,686
Coty, Inc. 4.75% 1/15/2029 (a)	985	958
Coty, Inc. 6.625% 7/15/2030 (a)	641	642
Coty, Inc. 5.60% 1/15/2031 (a)	517	503
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	990	999
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	580	570
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	2,010	2,050
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	590	557
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	685	698
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	60	60
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	950	911
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	710	668
Opal Bidco SAS 6.50% 3/31/2032 (a)	380	388
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	795	781
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,895	1,832
Post Holdings, Inc. 4.50% 9/15/2031 (a)	950	892
Post Holdings, Inc. 6.25% 2/15/2032 (a)	765	777
Post Holdings, Inc. 6.375% 3/1/2033 (a)	345	342
Post Holdings, Inc. 6.25% 10/15/2034 (a)	750	737
Post Holdings, Inc. 6.50% 3/15/2036 (a)	920	910
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	283	284
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,060	975
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	610	610

257	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD617	$617
US Foods, Inc. 4.625% 6/1/2030 (a)	425	415
US Foods, Inc. 5.75% 4/15/2033 (a)	390	391
		35,122

Utilities 1.85%
AES Corp. 5.20% 7/15/2029	600	604
AES Corp. 3.95% 7/15/2030 (a)	500	479
AES Corp. 5.75% 7/15/2033	610	614
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)	390	400
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	412	418
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (f)	460	461
Edison International 4.80% 3/15/2031	125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)	290	298
FirstEnergy Corp. 2.25% 9/1/2030	680	613
Generadora de Gatun SA 6.874% 9/30/2044 (a)	200	207
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	845	892
NRG Energy, Inc. 5.875% 5/15/2034 (a)	630	627
NRG Energy, Inc. 6.125% 5/15/2036 (a)	380	380
Pacific Gas and Electric Co. 5.05% 10/15/2032	196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035	60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035	85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036	428	416
Pacific Gas and Electric Co. 3.30% 8/1/2040	235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050	550	459
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,400	935
Pacific Gas and Electric Co. 6.10% 10/15/2055	165	160
PG&E Corp. 5.00% 7/1/2028	325	323
PG&E Corp. 5.25% 7/1/2030	1,215	1,197
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	1,705	1,738
Talen Energy Supply, LLC 6.125% 5/1/2031 (g)	1,455	1,456
Talen Energy Supply, LLC 6.375% 5/1/2033 (g)	2,695	2,693
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	145	142
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)	60	60
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	330	352
		16,566

Municipals 0.05%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)	420	424
Total corporate bonds and notes		745,314
Loans 3.93%
Information technology 0.76%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(i)	183	187
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(i)	1,736	1,604
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (h)(i)	65	57
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(i)	725	445

American Funds Insurance Series	258

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(i)	USD2,069	$1,804
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(i)	1,723	1,734
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(i)	949	955
		6,786

Industrials 0.65%
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (h)(i)	255	252
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(i)	5,962	5,401
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (h)(i)	155	155
		5,808

Financials 0.52%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(i)	1,050	1,003
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(i)	2,276	2,230
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (h)(i)	19	18
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (h)(i)	778	725
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(i)	119	119
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(i)	579	572
		4,667

Consumer staples 0.49%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (h)(i)	160	158
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(i)	256	251
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (h)(i)	1,490	1,497
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(i)	2,430	2,454
		4,360

Communication services 0.45%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(i)	1,184	1,188
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(i)	680	640
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(h)	27	5
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(i)	2	2
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(d)(h)	797	797
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (h)(i)	280	192
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(i)	1,220	1,225
		4,049

259	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.42%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(h)(i)	USD461	$461
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(h)(i)	443	443
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (h)(i)	485	485
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (h)(i)	308	309
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(i)	— (e)	— (e)
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (h)(i)	1,333	1,316
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(i)	735	736
		3,750

Health care 0.39%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(i)	1,109	1,051
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (h)(i)	354	356
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (h)(i)	460	461
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(i)	1,446	1,449
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (h)(i)	213	213
		3,530

Materials 0.16%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(i)	688	669
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	452	389
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	457	394
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(d)(h)(i)	968	— (e)
		1,452

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(i)	227	225
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(i)	232	231
		456

Energy 0.02%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)	266	159

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	160	152
Total loans		35,169

American Funds Insurance Series	260

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	USD480	$456
Municipals 0.02%
Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	198	143
Total municipals		143
Total bonds, notes & other debt instruments (cost: $798,191,000)		781,082
Convertible bonds & notes 0.13%
Communication services 0.13%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	379	1,183
Total convertible bonds & notes (cost: $403,000)		1,183
Common stocks 5.03%	Shares
Information technology 1.75%
Diebold Nixdorf, Inc. (j)	183,613	15,611

Health care 1.67%
Rotech Healthcare, Inc. (d)(g)(j)	167,613	11,817
Keenova Therapeutics PLC (j)	28,965	2,848
Par Health, Inc. (a)(j)	28,965	200
Endo, LP, Class A1 (a)(j)	158,799	114
		14,979

Energy 0.63%
Ascent CNR Corp., Class A (d)(g)	62,978	2,781
Constellation Oil Services Holding SA (NDR)	136,085	1,801
Weatherford International	8,019	653
Altera Infrastructure, LP (d)(j)	7,578	328
Expand Energy Corp.	416	38
Mesquite Energy, Inc. (d)(j)	17,787	— (e)
		5,601

Utilities 0.62%
Talen Energy Corp. (j)	14,458	5,555

Consumer discretionary 0.35%
Aimbridge Topco, LLC (d)(j)	46,955	3,158

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,621	80

Materials 0.00%
Venator Materials PLC (d)(j)	3,232	— (e)
Total common stocks (cost: $25,258,000)		44,984

261	American Funds Insurance Series

American High-Income Trust (continued)
Rights & warrants 0.01%	Shares	Value (000)
Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (j)	6,792	$102
Total rights & warrants (cost: $80,000)		102
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)(l)	552,741	55,268
Total short-term securities (cost: $55,267,000)		55,268
Total investment securities 98.68% (cost: $879,199,000)		882,619
Other assets less liabilities 1.32%		11,817
Net assets 100.00%		$894,436
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	55	10/5/2026	USD11,337	$(9)
5 Year U.S. Treasury Note Futures	Long	77	10/5/2026	8,243	25
10 Year Ultra U.S. Treasury Note Futures	Short	4	9/30/2026	(450)	(6)
10 Year U.S. Treasury Note Futures	Short	11	9/30/2026	(1,209)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2026	(116)	(3)
					$2
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD29,964	$(2,416)	$(1,647)	$(769)
Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)	$35,092	$145,479	$125,294	$(3)	$(6)	$55,268	$792

American Funds Insurance Series	262

American High-Income Trust (continued)
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,817	1.32%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	2,694	2,693	0.30
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,459	1,456	0.16
Ascent CNR Corp., Class A (d)	11/15/2016	302	2,781	0.31
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,377	0.16
Total		$9,159	$20,124	2.25%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,063,000, which represented 64.96% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

263	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 76.31%	Principal amount (000)	Value (000)
Mortgage-backed obligations 65.82%
Federal agency mortgage-backed obligations 64.36%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	26	25
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	82	77
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	3	3
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	1	1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	115	100
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	195	164
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	260	219
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	14	12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	63	56
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	133	119
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	78	69
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	152	135
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	191	170
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	14	15
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	23	19
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	18	17
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	381	319
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	86	72
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	658	528
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	91	74
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	58	49
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	33	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	446	374
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	117	95
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,393	1,131
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	317	258
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	154	123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	158	141
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	253	212
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	28	25
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	338	287
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	21	18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	351	301
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	165	142
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	29	26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	181	156
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	72	64

American Funds Insurance Series	264

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD209	$185
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	855	747
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	659	528
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	831	695
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	153	139
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	180	179
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	29	30
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	52	53
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	80	83
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	60	62
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	174	183
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	50	52
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	43	43
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	40	41
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	191	196
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	394	344
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	253	260
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	166	168
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	291	299
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	390	393
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	48	49
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	31	32
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	8	8
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	210	219
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	64	64
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	18	18
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	289	299
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	134	140
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	717	722
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	124	125
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	111	112
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	25	26
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	89	91
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	12	13
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	191	199
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	176	180
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	31	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	17	17
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	206	215
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	403	415
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	113	115
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	101	104
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	76	77
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	49	51
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	29	30
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	14	14
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	5	5
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	515	539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	324	338
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	98	103
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	88	91
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	51	53
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	148	151
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	144	148
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	81	83
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	45	46

265	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	USD39	$40
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	24	25
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	21	22
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	14	15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	8	8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	111	116
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	82	85
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	450	457
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	230	233
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	166	167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	371	382
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	141	144
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	87	87
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	302	309
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	22	23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	48	48
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	44	44
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	36	38
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	168	162
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	430	440
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	464	466
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	82	84
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1	1
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (a)	46	42
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	265	271
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	10	10
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	18	18
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	86	91
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	103	93
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	114	102
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40	34
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	39	37
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	639	574
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	70	70
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	394	393
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	124	116
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	34	32
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,339	1,127
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	247	220
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	70	61
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)	222	221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	14	13
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	20	19
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	10	10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	8	8
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	32	31
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	117	104

American Funds Insurance Series	266

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD3	$3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	641	515
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	154	125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	165	140
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	89	71
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	274	223
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	1,049	847
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	260	211
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	194	171
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	61	49
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	50	43
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	657	551
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	116	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	575	526
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	604	484
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	52	47
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	721	630
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	41	36
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	278	253
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	265	222
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	617	539
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	81	68
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	853	744
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	24	19
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	268	245
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (a)	226	205
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	84	83
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	188	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	89	90
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	285	278
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	570	593
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	28	24
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	68	67
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	72	72
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	40	41
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	228	230
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	47	49
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	43	44
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	29	30
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	673	680
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	42	43
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	30	31
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	1,592	1,635
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	722	742
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	95	99
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	304	311
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	253	261
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	51	52
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	356	359
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,229	1,266
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,027	1,055
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	5	5
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	34	35
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	8	8

267	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD42	$43
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	52	52
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	10	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	92	95
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	15	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	38	40
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	57	57
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	22	23
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	314	327
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	45	47
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	502	524
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	154	160
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	38	39
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	173	178
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	166	171
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	149	155
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	47	49
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	46	47
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	25	25
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	125	130
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	61	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	254	258
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	190	194
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	110	113
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	103	105
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	30	31
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,033	1,072
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	187	194
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	75	78
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	67	69
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	38	39
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	19	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	166	167
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	102	105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	51	53
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	50	52
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	49	50
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	27	28
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	11	11
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	65	68
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	28	29
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	12	12
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	7	7
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	386	389
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	470	466
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	300	301
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)	215	196
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	19	20
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	155	164
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	63	61
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	573	587
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	55	56
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	235	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	122	120
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	382	391

American Funds Insurance Series	268

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	USD67	$69
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	11	11
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	1,680	1,720
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,113	1,144
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	158	165
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	94	98
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	473	484
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	764	751
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	71	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	75	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	94	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	19	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	70	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	24	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	593	520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	165	162
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	9	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	280	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	268	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	267	244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	229	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	219	211
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	480	463
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	57	61
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	148	148
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	75	76
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	73	65
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	173	157
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	37	33
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	364	346
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)	87	71
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	76	63
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	316	259
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	857	704
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	190	156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	291	247
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	69	59
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	456	386
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	21	17
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	280	239
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	61	52
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	146	125
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	120	102
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	38	33
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	197	169
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	53	47
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	137	130
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)	93	76
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	75	70
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	163	164

269	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	USD32	$32
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	10	10
Government National Mortgage Assn. Pool #AN1825 4.624% 6/20/2065 (a)	10	10
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (a)	3	3
Government National Mortgage Assn. Pool #AO0409 4.595% 12/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0385 4.416% 1/20/2066 (a)	24	23
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	195	147
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (a)(e)	125	121
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)	394	315
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)	2,810	2,348
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)	1,836	1,717
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (a)(e)	304	291
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (a)(e)	60	59
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)	2,335	2,416
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (a)(e)	586	561
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (a)(e)	106	104
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (a)(e)	30	30
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (a)(e)	2,019	2,058
		68,215

Commercial mortgage-backed securities 0.99%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(c)(d)	47	47
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (a)(c)(d)	200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	384
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(d)	141	141
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(d)	100	100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (a)(c)(d)	179	179
		1,052

Collateralized mortgage-backed obligations (privately originated) 0.47%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	121	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	47	43
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)	167	160
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	103	104
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	75	76
		497
Total mortgage-backed obligations		69,764
U.S. Treasury bonds & notes 8.71%
U.S. Treasury 8.71%
U.S. Treasury 4.375% 7/31/2026	535	535
U.S. Treasury 3.50% 10/31/2027	1,130	1,120
U.S. Treasury 4.25% 2/15/2028	460	461
U.S. Treasury 3.875% 3/15/2028	550	547
U.S. Treasury 4.125% 7/31/2028	450	450
U.S. Treasury 4.50% 5/31/2029 (f)	1,025	1,034
U.S. Treasury 4.00% 3/31/2030	100	99
U.S. Treasury 3.50% 2/28/2031	605	587
U.S. Treasury 4.00% 6/30/2032	300	296
U.S. Treasury 3.875% 12/31/2032	510	498
U.S. Treasury 1.875% 2/15/2041	240	167
U.S. Treasury 3.25% 5/15/2042	106	87

American Funds Insurance Series	270

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045		USD190	$186
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	328
U.S. Treasury 4.75% 8/15/2055		345	335
U.S. Treasury 4.625% 11/15/2055		600	571
U.S. Treasury 4.75% 2/15/2056		1,775	1,724
U.S. Treasury 5.00% 5/15/2056		165	167
Total U.S. Treasury bonds & notes			9,228
Asset-backed obligations 1.78%
Auto loan 0.82%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)		91	91
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)		36	36
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)		31	31
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		3	3
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)		54	54
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		257	261
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	101
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		292	294
			871

Collateralized loan obligations 0.57%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(d)		250	250
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(d)		100	100
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(d)		250	250
			600

Other asset-backed securities 0.27%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)		123	122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		88	73
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	83
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			290

Student loan 0.12%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		71	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(c)(d)		60	59
			127
Total asset-backed obligations			1,888
Total bonds, notes & other debt instruments (cost: $81,532,000)			80,880
Short-term securities 31.58%	Weighted average yield at acquisition
Commercial paper 12.05%
Apple, Inc. 7/27/2026 (c)	3.630%	2,000	1,995
Cisco Systems, Inc. 9/1/2026 (c)	3.700	500	497
Eli Lilly and Co. 8/5/2026 (c)	3.760	1,600	1,594

271	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
LMA-Americas, LLC 7/1/2026 (c)	3.630%	USD1,000	$1,000
Paccar Financial Corp. 7/1/2026	3.700	1,000	1,000
Paccar Financial Corp. 7/10/2026	3.690	1,300	1,299
PepsiCo, Inc. 7/8/2026 (c)	3.620	1,200	1,199
Prudential Funding, LLC 7/13/2026	3.670	2,000	1,997
Wal-Mart Stores, Inc. 7/15/2026 (c)	3.690	1,200	1,198
Wal-Mart Stores, Inc. 7/20/2026 (c)	3.660	1,000	998
			12,777

Federal agency bills & notes 19.53%
Federal Farm Credit Banks 7/27/2026	3.620	1,100	1,097
Federal Farm Credit Banks 8/21/2026	3.630	2,300	2,288
Federal Farm Credit Banks 8/24/2026	3.640	1,400	1,392
Federal Home Loan Bank 7/7/2026	3.620	1,200	1,199
Federal Home Loan Bank 7/10/2026	3.600	2,000	1,998
Federal Home Loan Bank 7/15/2026	3.605	1,500	1,498
Federal Home Loan Bank 7/17/2026	3.620	1,300	1,298
Federal Home Loan Bank 8/3/2026	3.605	2,400	2,392
Federal Home Loan Bank 8/4/2026	3.610	900	897
Federal Home Loan Bank 8/28/2026	3.635	2,100	2,088
Federal Home Loan Bank 9/9/2026	3.628	2,600	2,582
Federal Home Loan Bank 11/12/2026	3.630	2,000	1,972
Total short-term securities (cost: $33,481,000)			33,478
Total investment securities 107.89% (cost: $115,013,000)			114,358
Other assets less liabilities (7.89)%			(8,366)
Net assets 100.00%			$105,992
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	123	3/17/2027	USD29,508	$(86)
2 Year U.S. Treasury Note Futures	Long	215	10/5/2026	44,319	(32)
5 Year U.S. Treasury Note Futures	Long	154	10/5/2026	16,485	50
10 Year Ultra U.S. Treasury Note Futures	Long	43	9/30/2026	4,836	61
10 Year U.S. Treasury Note Futures	Long	33	9/30/2026	3,626	15
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2026	908	24
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026	3,601	123
					$155

American Funds Insurance Series	272

American Funds Mortgage Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD627	$7	$—	$7
SOFR	Annual	3.739%	Annual	3/25/2033	USD602	6	—	6
SOFR	Annual	3.7655%	Annual	3/26/2033	USD754	7	—	7
SOFR	Annual	3.788%	Annual	3/26/2033	USD454	3	—	3
SOFR	Annual	3.793%	Annual	3/26/2033	USD226	2	—	2
SOFR	Annual	3.8105%	Annual	3/30/2033	USD314	2	—	2
SOFR	Annual	3.8175%	Annual	3/31/2033	USD303	2	—	2
SOFR	Annual	3.703%	Annual	4/14/2033	USD670	8	—	8
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	11	—	11
SOFR	Annual	3.41%	Annual	7/28/2045	USD982	103	—	103
						$151	$—	$151

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,852,000, which represented 11.18% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $238,000, which represented 0.22% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2026unaudited

Short-term securities 100.57%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 71.30%
ANZ (Delaware), Inc. 11/24/2026 (a)	1.367%	USD10,000	$9,840
Apple, Inc. 7/9/2026 (a)	0.342	10,000	9,991
Bank of Montreal 7/23/2026 (a)	0.237	8,000	7,981
Cabot Trail Funding, LLC. 7/1/2026 (a)	0.943	9,000	8,999
CAFCO, LLC 7/17/2026 (a)	1.380	9,225	9,209
Cisco Systems, Inc. 7/15/2026 (a)	0.974	9,500	9,486
DBS Bank, Ltd. 9/4/2026 (a)	0.840	7,000	6,951
Eli Lilly and Co. 8/5/2026 (a)	0.400	8,900	8,867
Exxon Asset Management Co. 7/7/2026	0.119	6,300	6,295
Henkel of America, Inc. 8/6/2026 (a)	1.204	11,000	10,959
L’Oreal USA, Inc. 7/21/2026 (a)	0.603	10,000	9,979
LVMH Moet Hennessy Louis Vuitton, Inc. 9/23/2026 (a)	0.809	4,500	4,460
National Bank of Canada 7/6/2026 (a)	0.430	10,000	9,994
Nestle Finance International, Ltd. 8/20/2026 (a)	0.585	10,000	9,947
Old Line Funding, LLC 7/7/2026 (a)	0.288	10,000	9,993
OMERS Finance Trust 7/6/2026	0.327	10,000	9,994
Paccar Financial Corp. 7/1/2026	0.311	9,900	9,899
Prudential Funding, LLC 7/13/2026	0.314	10,000	9,987
Roche Holdings, Inc. 7/16/2026 (a)	0.313	10,000	9,984
Sanofi 7/8/2026 (a)	1.129	10,000	9,992
Toyota Motor Credit Corp. 7/10/2026	1.224	10,000	9,990
Victory Receivables Corp. 7/24/2026 (a)	0.806	10,000	9,975
Wal-Mart Stores, Inc. 7/20/2026 (a)	0.372	9,000	8,981
			211,753
Federal agency bills & notes 17.78%
Federal Farm Credit Banks 7/20/2026	0.595	3,650	3,643
Federal Farm Credit Banks 7/27/2026	0.247	3,600	3,590
Federal Farm Credit Banks 8/24/2026	0.777	9,600	9,547
Federal Home Loan Bank 7/22/2026	1.122	4,400	4,391
Federal Home Loan Bank 8/7/2026	0.815	1,500	1,495
Federal Home Loan Bank 8/26/2026	0.774	10,000	9,943
Federal Home Loan Bank 9/4/2026	0.768	8,950	8,891
Federal Home Loan Bank 9/9/2026	0.760	6,400	6,354
Freddie Mac 8/31/2026	0.639	5,000	4,969
			52,823
Bonds & notes of governments & government agencies outside the U.S. 6.22%
Hydro-Quebec 7/15/2026 (a)	0.211	8,000	7,988
Ontario (Province of) 7/14/2026	0.269	10,500	10,485
			18,473
U.S. Treasury bills 5.27%
U.S. Treasury 8/4/2026	1.102	5,750	5,731
U.S. Treasury 9/17/2026	0.758	10,000	9,921
			15,652
Total short-term securities (cost: $298,723,000)			298,701
Total investment securities 100.57% (cost: $298,723,000)			298,701
Other assets less liabilities (0.57)%			(1,706)
Net assets 100.00%			$296,995

American Funds Insurance Series	274

Ultra-Short Bond Fund (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,576,000, which represented 58.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

275	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 83.65%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 48.01%
U.S. Treasury 42.36%
U.S. Treasury 4.50% 7/15/2026	USD10,366	$10,369
U.S. Treasury 4.375% 7/31/2026	25,795	25,809
U.S. Treasury 4.625% 9/15/2026	10,209	10,228
U.S. Treasury 3.50% 9/30/2026	11,100	11,091
U.S. Treasury 3.875% 3/31/2027	23,000	22,978
U.S. Treasury 4.50% 4/15/2027	30,000	30,113
U.S. Treasury 0.50% 4/30/2027	1,250	1,214
U.S. Treasury 2.625% 5/31/2027	2,290	2,260
U.S. Treasury 3.75% 6/30/2027	33,220	33,104
U.S. Treasury 3.875% 7/31/2027	10,000	9,972
U.S. Treasury 3.75% 8/15/2027	5,043	5,021
U.S. Treasury 3.625% 8/31/2027	2,945	2,928
U.S. Treasury 3.375% 11/30/2027	600	594
U.S. Treasury 3.375% 12/31/2027	10,000	9,886
U.S. Treasury 4.25% 2/15/2028 (a)	48,655	48,714
U.S. Treasury 3.625% 5/31/2028	14,850	14,705
U.S. Treasury 1.25% 6/30/2028	3,325	3,141
U.S. Treasury 4.00% 6/30/2028	6,907	6,886
U.S. Treasury 4.125% 6/30/2028	9,870	9,865
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,673
U.S. Treasury 3.50% 11/15/2028	410	404
U.S. Treasury 2.625% 2/15/2029	3,270	3,146
U.S. Treasury 4.25% 2/28/2029	11,435	11,460
U.S. Treasury 4.50% 5/31/2029	825	833
U.S. Treasury 2.625% 7/31/2029	9,309	8,898
U.S. Treasury 4.00% 7/31/2029	15,070	15,001
U.S. Treasury 3.625% 8/31/2029	11,435	11,254
U.S. Treasury 4.125% 10/31/2029	4,800	4,793
U.S. Treasury 4.125% 11/30/2029	10,200	10,185
U.S. Treasury 4.375% 12/31/2029	23,475	23,627
U.S. Treasury 4.00% 2/28/2030	11,270	11,204
U.S. Treasury 4.00% 3/31/2030	15,000	14,906
U.S. Treasury 3.75% 6/30/2030	17,030	16,755
U.S. Treasury 3.875% 6/30/2030	6,000	5,931
U.S. Treasury 4.00% 7/31/2030	1,185	1,177
U.S. Treasury 4.625% 9/30/2030	1,290	1,311
U.S. Treasury 4.875% 10/31/2030	625	642
U.S. Treasury 3.50% 11/30/2030	505	491
U.S. Treasury 3.625% 12/31/2030	850	830
U.S. Treasury 3.75% 1/31/2031	18,700	18,349
U.S. Treasury 3.875% 4/30/2031	18,965	18,695
U.S. Treasury 4.125% 5/31/2031	21,145	21,071
U.S. Treasury 4.25% 6/30/2031	9,625	9,641
U.S. Treasury 4.125% 11/30/2031	3,240	3,223
U.S. Treasury 4.125% 2/29/2032	9,305	9,250
U.S. Treasury 4.125% 3/31/2032	3,000	2,981
U.S. Treasury 4.125% 5/31/2032	10,295	10,223
U.S. Treasury 4.00% 6/30/2032	16,910	16,676
U.S. Treasury 2.75% 8/15/2032	8,095	7,435
U.S. Treasury 3.75% 11/30/2032	4,075	3,953
U.S. Treasury 3.875% 12/31/2032	4,095	3,999
U.S. Treasury 4.25% 3/31/2033	7,658	7,635
U.S. Treasury 3.875% 8/15/2033	3,180	3,093
U.S. Treasury 4.375% 5/15/2034	1,687	1,688
U.S. Treasury 3.875% 8/15/2034	1,970	1,903
U.S. Treasury 4.25% 11/15/2034	1,790	1,773
U.S. Treasury 4.625% 2/15/2035	5,000	5,080
U.S. Treasury 4.25% 5/15/2035	1,800	1,779
U.S. Treasury 4.00% 11/15/2035	850	822

American Funds Insurance Series	276

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2036	USD1,130	$1,103
U.S. Treasury 4.50% 8/15/2039	13,655	13,474
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury, interest only, 0% 11/15/2040	1,110	550
U.S. Treasury 1.375% 11/15/2040	1,945	1,258
U.S. Treasury 3.875% 5/15/2043	820	725
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,601
U.S. Treasury 4.125% 8/15/2044	11,760	10,638
U.S. Treasury 2.50% 2/15/2045	4,850	3,402
U.S. Treasury 5.00% 5/15/2045	8,955	9,033
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	3,900	2,690
U.S. Treasury 4.625% 2/15/2046	2,490	2,390
U.S. Treasury 2.50% 5/15/2046	1,585	1,089
U.S. Treasury 2.875% 11/15/2046	2,700	1,973
U.S. Treasury 3.00% 8/15/2048	750	549
U.S. Treasury 2.375% 11/15/2049	1,435	914
U.S. Treasury 1.25% 5/15/2050	14,825	7,056
U.S. Treasury 1.375% 8/15/2050	4,330	2,124
U.S. Treasury 1.625% 11/15/2050	35,205	18,408
U.S. Treasury 1.875% 2/15/2051	5,892	3,275
U.S. Treasury 2.375% 5/15/2051	6,280	3,928
U.S. Treasury 2.00% 8/15/2051	5,226	2,977
U.S. Treasury 1.875% 11/15/2051	3,164	1,739
U.S. Treasury 3.00% 8/15/2052	895	635
U.S. Treasury 4.00% 11/15/2052	1,849	1,582
U.S. Treasury 4.75% 11/15/2053	205	198
U.S. Treasury 4.25% 2/15/2054	11,130	9,932
U.S. Treasury 4.625% 5/15/2054	3,165	3,006
U.S. Treasury 4.25% 8/15/2054	50	45
U.S. Treasury 4.625% 2/15/2055	7,370	7,004
U.S. Treasury 4.75% 8/15/2055	20,850	20,233
U.S. Treasury 4.625% 11/15/2055 (a)	42,030	39,988
U.S. Treasury 4.75% 2/15/2056 (a)	43,300	42,062
U.S. Treasury 5.00% 5/15/2056	9,395	9,495
		796,955

U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	9,837	9,789
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	3,027	2,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	21,416	21,321
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	19,151	19,028
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (b)	6,828	6,619
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	1,118	1,027
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	3,476	3,148
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	7,544	7,440
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	15,031	14,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	144	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	1,540	1,176
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	1,796	1,311
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	331	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	376	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	147	78

277	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	USD466	$408
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	7,825	7,211
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	10,337	9,537
		106,256
Total U.S. Treasury bonds & notes		903,211
Mortgage-backed obligations 33.09%
Federal agency mortgage-backed obligations 33.04%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)	2	2
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)	— (d)	— (d)
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)	— (d)	— (d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)	389	380
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)	918	894
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	654	612
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)	— (d)	— (d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	276	258
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)	9	9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)	11	11
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)	3	3
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)	13	13
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	21,881	19,029
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	236	238
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	108	109
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)	27	27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	107	108
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)	14	13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	59	60
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)	11	11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)	5	5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)	5	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)	28	26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)	584	607
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)	6	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)	47	44
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	3,205	2,982
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)	39	36
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)	5	4
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)	72	68
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)	2,302	2,129
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)	29	26
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)	43	41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)	60	57
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)	18	17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)	12	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	827	768
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)	307	284
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)	79	73
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)	402	372

American Funds Insurance Series	278

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	USD225	$208
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)	2,685	2,399
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)	670	573
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)	425	359
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	143	122
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)	1,457	1,241
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	181	146
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)	1,280	1,024
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	63	51
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)	834	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)	542	436
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)	324	271
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)	1,305	1,044
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	799	669
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)	4,056	3,619
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)	1,228	1,039
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	249	209
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	144	123
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	468	392
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	1,171	980
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	527	447
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	353	296
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	5,885	4,708
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	38	31
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	1,885	1,578
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)	959	819
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)	605	543
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)	446	357
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)	2,205	1,927
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)	1,762	1,559
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)	915	800
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)	154	132
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	2,801	2,507
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	1,881	1,644
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)	406	381
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	6,786	5,681
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)	775	676
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)	161	141
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)	527	493
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	2,938	2,350
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)	95	76
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)	2,444	2,296
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)	48	48
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)	41	41
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)	195	157
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	3,073	2,572
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)	2,117	1,927
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	264	263
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)	44	44
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	594	575
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)	7,621	7,551
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	3,081	2,464
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)	891	863
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	825	795
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)	7,411	7,349
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)	4,237	4,189

279	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	USD543	$549
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	501	507
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)	72	73
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	187	195
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)	7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)	2,367	2,287
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)	1,657	1,699
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	7	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)	602	628
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)	645	663
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	457	471
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	1,744	1,763
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)	291	307
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	257	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	2,351	2,376
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	2,202	2,269
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)	1,496	1,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	1,470	1,513
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,065	1,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)	1,035	1,063
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)	315	303
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	1,518	1,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	1,246	1,277
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)	196	201
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)	423	407
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	167	169
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	10,218	10,294
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	366	375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (c)	1,821	1,887
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)	517	537
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)	136	141
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	18	19
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)	244	221
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	458	463
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)	120	121
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)	7,006	7,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	2,221	2,300
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	399	402
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)	3,938	4,162
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)	362	364
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)	39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	1,117	1,132
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	435	449
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)	890	928
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)	1,288	1,347
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	2,478	2,551
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	531	543
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)	84	86
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	3,229	3,365
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	5,461	5,624
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	3,332	3,435
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	676	692
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	116	119
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	5,080	5,294
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	1,338	1,391
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	738	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	190	196
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)	187	191
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	92	95
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	85	87

American Funds Insurance Series	280

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	USD81	$83
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	57	58
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)	1,287	1,344
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)	1,665	1,686
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	1,153	1,181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	82	84
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	39	40
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)	1,263	1,300
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	185	187
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	20	20
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	2,147	2,198
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	340	351
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	23	24
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	761	783
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	23	23
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)	1,263	1,334
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	6,327	6,358
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	150	153
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	58	60
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	56	57
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)	194	201
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	858	907
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (c)	178	162
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)	85	77
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	438	452
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	— (d)	— (d)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	44	46
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (c)	1,000	908
Fannie Mae Pool #MA5990 7.00% 2/1/2056 (c)	1,017	1,075
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	1,065	915
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	320	307
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	392	352
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)	— (d)	— (d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)	— (d)	— (d)
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (c)(e)	18	18
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)	978	916
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)	196	198
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)	403	408
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)	575	496
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)	19	18
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)	21	20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)	102	98
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)	152	142
Freddie Mac Pool #760014 4.634% 8/1/2045 (c)(e)	188	187
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)	38	35
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)	56	52
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)	37	34
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)	35	33
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)	30	28
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)	21	19
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)	17	16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)	16	15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)	11	10
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)	10	9
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)	649	616
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)	34	32
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)	29	27
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)	20	19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)	12	11

281	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	USD62	$59
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	4,872	4,625
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)	154	150
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)	71	70
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)	48	47
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)	15	15
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)	121	112
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)	36	33
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)	276	255
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)	144	133
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	21	19
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)	1,293	1,038
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	27	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)	1,099	888
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)	1,646	1,394
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	30	24
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)	690	577
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	49	40
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (c)	3,898	3,147
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,907	1,543
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	871	697
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	122	108
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)	2,775	2,219
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)	7,615	6,509
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)	376	303
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	391	335
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	99	83
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)	248	211
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	117	104
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (c)	200	181
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)	4,334	3,467
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)	857	686
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)	289	232
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)	7,054	6,457
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	138	127
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)	28	22
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)	306	287
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (c)(e)	376	344
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	7,205	6,303
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)	371	337
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	254	222
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (c)	69	63
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	618	520
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)	47	41
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)	130	122
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	174	168
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)	42	42
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)	35	35
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (c)	143	129
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	763	738
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	173	167
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	112	109
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)	8,387	8,310
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	70	68
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)	890	869
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)	692	666
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,727	1,746
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)	3,274	3,403
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)	648	566

American Funds Insurance Series	282

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	USD719	$725
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)	644	663
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)	341	351
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	76	73
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	632	638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	395	398
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)	1,192	1,227
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)	179	188
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,204	1,217
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)	10,904	11,175
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)	2,814	2,894
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	1,594	1,640
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)	625	642
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)	299	308
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)	204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)	181	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	1,503	1,567
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,351	1,409
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,297	1,365
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,222	1,287
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	887	935
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	681	716
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	492	512
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	380	404
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	522	528
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)	11,483	11,783
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)	14,670	15,071
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	604	610
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)	29,804	30,726
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)	1,645	1,691
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	57	59
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	3,773	3,883
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)	659	634
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)	2,657	2,682
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	7,340	7,661
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	24	25
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)	1,619	1,633
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	43	45
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	760	766
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)	3,309	3,414
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)	137	141
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)	3,905	4,086
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	398	401
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	464	470
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	80	81
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	454	469
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)	442	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	52	53
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)	1,756	1,830
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)	822	860
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)	9,963	10,350
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)	2,088	2,188
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)	762	794
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	547	573
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	5,835	5,981
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	2,338	2,407
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	183	188
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	4,410	4,589

283	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	USD3,659	$3,706
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	777	782
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	2,445	2,503
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,094	1,121
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	121	125
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	58	60
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	42	43
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	3,011	3,127
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)	668	672
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	417	429
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	209	215
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	204	211
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	202	210
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	116	119
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)	3,696	3,865
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)	1,025	1,066
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	336	338
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (c)	557	506
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2	2
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (c)	829	753
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)	3,098	3,201
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	1,232	1,274
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	880	908
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	386	395
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	5	5
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)	3,705	3,872
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)	182	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	112	114
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	310	328
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)	522	474
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (c)	170	154
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)	1,024	1,048
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)	190	201
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)	3,875	3,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	3,153	2,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)	687	603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)	275	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,241	3,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)	2,836	2,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)	739	635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)	1,024	927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(e)	300	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)	3,271	2,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	362	347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)	573	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,369	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)	306	275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,185	1,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)	12,129	11,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)	3,049	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)	876	810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)	435	395
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	2,953	2,840
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(f)	481	432
Government National Mortgage Assn. 5.00% 7/1/2056 (c)(f)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)	51	54
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)	10	10
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)	105	112
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)	24	25

American Funds Insurance Series	284

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	USD109	$111
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)	57	61
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)	1,521	1,569
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)	566	572
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)	367	358
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)	13	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	704	578
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	956	785
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	2,879	2,365
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	1,384	1,137
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	4,137	3,509
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)	1,782	1,525
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	565	481
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)	3,237	2,745
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)	74	64
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)	2,706	2,315
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)	1,398	1,198
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)	850	727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	676	577
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	214	190
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	174	143
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)	788	674
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	167	149
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	345	283
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	1,910	1,744
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	591	536
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	3,641	3,294
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	275	260
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)	384	361
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	47	46
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	3,886	3,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	2,520	2,434
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	1,072	1,034
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	4,191	3,917
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	407	409
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	812	817
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	221	223
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	66	66
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	407	307
Uniform Mortgage-Backed Security 5.00% 7/1/2041 (c)(f)	780	783
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (c)(f)	621	566
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (c)(f)	495	451
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (c)(f)	920	893
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(f)	5,557	4,644
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(f)	4,191	3,655
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(f)	1,943	1,816
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(f)	11,559	11,075
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(f)	584	574
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)	36,675	37,941
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (c)(f)	2,546	2,219
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(f)	1,106	1,085
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(f)	310	311
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(f)	21,027	21,428
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (c)(f)	371	390
		621,537

285	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (c)(e)(g)		USD897	$859
Total mortgage-backed obligations			622,396
Federal agency bonds & notes 2.55%
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,378
Federal Home Loan Bank 5.50% 7/15/2036		300	324
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,190
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,830
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,967
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,503
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,800
Tennessee Valley Authority 5.88% 4/1/2036		875	963
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		624	596
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		384	385
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,097
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,003
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,965
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,702
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,028
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,524
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	304
			47,949
Total bonds, notes & other debt instruments (cost: $1,615,318,000)			1,573,556
Short-term securities 19.74%	Weighted average yield at acquisition
Commercial paper 13.04%
Apple, Inc. 7/6/2026 (g)	3.620%	10,000	9,994
Apple, Inc. 7/27/2026 (g)	3.630	10,000	9,973
Apple, Inc. 8/3/2026 (g)	3.630	10,000	9,965
CHARTA, LLC 10/6/2026 (g)	3.850	17,705	17,517
Cisco Systems, Inc. 7/15/2026 (g)	3.750	20,000	19,970
Eli Lilly and Co. 8/5/2026 (g)	3.760	25,300	25,207
Exxon Asset Management Co. 7/7/2026	3.690	20,000	19,986
Johnson & Johnson 8/12/2026 (g)	3.660	20,700	20,609
Komatsu Finance America, Inc. 9/2/2026 (g)	3.800	10,000	9,934
LMA-Americas, LLC 7/1/2026 (g)	3.630	5,450	5,449
Old Line Funding, LLC 7/7/2026 (g)	3.740	4,500	4,497
Paccar Financial Corp. 7/1/2026	3.700	8,600	8,599
Paccar Financial Corp. 7/10/2026	3.690	10,500	10,489
Paccar Financial Corp. 7/13/2026	3.700	11,500	11,485
PepsiCo, Inc. 7/8/2026 (g)	3.620	8,800	8,793
Prudential Funding, LLC 7/13/2026	3.670	18,000	17,976
Wal-Mart Stores, Inc. 7/20/2026 (g)	3.660	20,000	19,959
Wal-Mart Stores, Inc. 7/24/2026 (g)	3.639	15,000	14,963
			245,365

American Funds Insurance Series	286

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.70%
Federal Farm Credit Banks 7/20/2026	3.590%	USD16,350	$16,320
Federal Farm Credit Banks 8/24/2026	3.640	15,200	15,117
Federal Home Loan Bank 7/1/2026	3.430	16,800	16,800
Federal Home Loan Bank 7/17/2026	3.600	15,000	14,977
Federal Home Loan Bank 7/24/2026	3.632	5,350	5,338
Federal Home Loan Bank 8/10/2026	3.556	10,000	9,959
Federal Home Loan Bank 8/19/2026	3.611	13,000	12,935
Federal Home Loan Bank 9/9/2026	3.630	15,000	14,893
Federal Home Loan Bank 11/12/2026	3.630	20,000	19,722
Total short-term securities (cost: $371,456,000)			371,426
Options purchased (equity style) 0.10%
Options purchased (equity style)*			1,870
Total options purchased (equity style) (cost: $1,228,000)			1,870
Total investment securities 103.49% (cost: $1,988,002,000)			1,946,852
Total options written (equity style)† (0.14)% (premium received: $1,611,000)			(2,614)
Other assets less liabilities (3.49)%			(63,051)
Net assets 100.00%			$1,881,187
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	709	12/11/2026	USD97.00	USD177,250	$1,870
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	238	12/11/2026	USD96.06	USD(59,500)	$(147)
3 Month SOFR Futures Option	1,420	12/11/2026	96.63	(355,000)	(2,467)
					$(2,614)

287	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	26	9/16/2026	USD6,259	$(32)
3 Month SOFR Futures	Long	555	12/16/2026	133,318	(358)
3 Month SOFR Futures	Long	1,544	3/17/2027	370,405	(1,125)
2 Year U.S. Treasury Note Futures	Long	4,366	10/5/2026	899,976	(685)
5 Year U.S. Treasury Note Futures	Long	2,852	10/5/2026	305,298	798
10 Year Ultra U.S. Treasury Note Futures	Long	524	9/30/2026	58,934	633
10 Year U.S. Treasury Note Futures	Short	27	9/30/2026	(2,967)	(14)
20 Year U.S. Treasury Bond Futures	Long	180	9/30/2026	20,430	545
30 Year Ultra U.S. Treasury Bond Futures	Long	118	9/30/2026	13,706	319
					$81
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	$(17)	$—	$(17)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(28)	—	(28)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(30)	—	(30)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD7,893	(68)	—	(68)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD8,416	(72)	—	(72)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	USD8,275	(76)	—	(76)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD8,200	(76)	—	(76)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD16,400	(152)	—	(152)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(73)	—	(73)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(16)	—	(16)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(31)	—	(31)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	USD55,910	552	—	552
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	110	—	110
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD3,983	(9)	—	(9)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	USD20,792	(96)	—	(96)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	USD4,173	(23)	—	(23)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	USD2,700	(13)	—	(13)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	USD1,210	(6)	—	(6)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	USD9,700	(49)	—	(49)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	USD1,200	(6)	—	(6)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	USD9,700	(45)	—	(45)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	USD9,700	(33)	—	(33)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	USD4,800	(10)	—	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD4,567	(3)	—	(3)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	USD6,048	2	—	2
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD4,838	— (d)	—	— (d)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	USD4,838	— (d)	—	— (d)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(111)	—	(111)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(100)	—	(100)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(119)	—	(119)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	63	—	63

American Funds Insurance Series	288

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	$61	$—	$61
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	51	—	51
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,625	—	5,625
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(66)	—	(66)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(58)	—	(58)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(50)	—	(50)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(51)	—	(51)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(51)	—	(51)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(71)	—	(71)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(55)	—	(55)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(59)	—	(59)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(66)	—	(66)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(61)	—	(61)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(68)	—	(68)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(575)	—	(575)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,978	—	1,978
SOFR	Annual	3.91177%	Annual	11/30/2030	USD15,531	(8)	—	(8)
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD12,500	73	—	73
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD8,337	52	—	52
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	USD4,173	24	—	24
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,104	(125)	—	(125)
3.403%	Annual	SOFR	Annual	6/17/2031	USD7,249	(159)	—	(159)
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	USD11,268	5	—	5
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	USD14,092	16	—	16
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	348	—	348
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	292	—	292
SOFR	Annual	3.703%	Annual	4/14/2033	USD19,140	244	—	244
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(5)	—	(5)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(12)	—	(12)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	100	—	100
SOFR	Annual	3.8045%	Annual	2/9/2036	USD5,450	81	—	81
SOFR	Annual	3.846%	Annual	2/9/2036	USD5,500	63	—	63
SOFR	Annual	3.817%	Annual	2/10/2036	USD8,170	113	—	113
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,802	146	—	146
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,085	—	1,085
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,358)	—	(1,358)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(413)	—	(413)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(388)	—	(388)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	288	—	288
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	635	—	635
4.17859%	Annual	SOFR	Annual	11/15/2052	USD3,720	(13)	—	(13)
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	116	—	116
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	111	—	111
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,401	265	—	265
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	263	—	263
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	157	—	157
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	148	—	148
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	140	—	140
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	142	—	142
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	161	—	161
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	294	—	294

289	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	$161	$—	$161
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	139	—	139
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	488	—	488
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	469	—	469
4.275%	Annual	SOFR	Annual	6/9/2056	USD4,120	77	—	77
4.07464%	Annual	SOFR	Annual	6/17/2056	USD1,708	(26)	—	(26)
						$10,451	$—	$10,451

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $18,199,000, which represented 0.97% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Amount less than one thousand.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,689,000, which represented 9.45% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	290

Managed Risk Growth Fund
Investment portfolio June 30, 2026unaudited

Growth funds 85.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,027,461	$418,546
Total growth funds (cost: $315,443,000)		418,546
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	6,057,105	57,543
Total fixed income funds (cost: $57,800,000)		57,543
Short-term securities 2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	13,244,222	13,244
Total short-term securities (cost: $13,244,000)		13,244
Options purchased (equity style) 0.34%
Options purchased (equity style)*		1,668
Total options purchased (cost: $4,338,000)		1,668
Total investment securities 99.80% (cost: $390,825,000)		491,001
Other assets less liabilities 0.20%		973
Net assets 100.00%		$491,974
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	405	USD303,724	USD4,750.00	9/18/2026	$210
S&P 500 Index	30	22,498	4,775.00	9/18/2026	16
S&P 500 Index	10	7,499	4,800.00	9/18/2026	6
S&P 500 Index	25	18,748	4,875.00	9/18/2026	15
S&P 500 Index	30	22,498	4,850.00	12/18/2026	61
S&P 500 Index	25	18,748	4,900.00	12/18/2026	53
S&P 500 Index	20	14,999	5,000.00	12/18/2026	46
S&P 500 Index	50	37,497	5,100.00	12/18/2026	126
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
S&P 500 Index	10	7,499	5,400.00	12/18/2026	32
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$1,668

291	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	51	9/18/2026	USD19,248	$219
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.07%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$44,752	$48,234	$21,700	$(29,350)	$418,546	$407	$35,433
Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	21,593	14,589	25	(173)	57,543	384	—
Total 96.77%				$21,725	$(29,523)	$476,089	$791	$35,433

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	292

Managed Risk EUPAC Fund (formerly Managed Risk International Fund)
Investment portfolio June 30, 2026unaudited

Growth funds 84.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,048,325	$94,690
Total growth funds (cost: $69,084,000)		94,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,387,405	13,180
Total fixed income funds (cost: $13,218,000)		13,180
Short-term securities 2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	3,218,107	3,218
Total short-term securities (cost: $3,218,000)		3,218
Options purchased (equity style) 0.39%
Options purchased (equity style)*		438
Total options purchased (cost: $777,000)		438
Total investment securities 99.96% (cost: $86,297,000)		111,526
Other assets less liabilities 0.04%		42
Net assets 100.00%		$111,568
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
iShares MSCI EAFE ETF	675	USD7,012	USD70.00	9/18/2026	$26
iShares MSCI EAFE ETF	8,975	93,232	75.00	9/18/2026	198
iShares MSCI EAFE ETF	75	779	81.00	9/18/2026	3
iShares MSCI EAFE ETF	1,200	12,466	80.00	12/18/2026	184
iShares MSCI EAFE ETF	250	2,597	85.00	12/18/2026	27
					$438
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
MSCI EAFE Index Futures	Long	23	9/18/2026	USD3,617	$12

293	American Funds Insurance Series

Managed Risk EUPAC Fund (continued) (formerly Managed Risk International Fund)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.87%
American Funds Insurance Series – International Fund, Class 1	$96,391	$9,852	$16,338	$6,580	$(1,795)	$94,690	$2,092	$6,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,335	5,498	3,629	(30)	6	13,180	87	—
Total 96.69%				$6,550	$(1,789)	$107,870	$2,179	$6,690

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	294

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 85.04%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,520,113	$258,458
Total growth-and-income funds (cost: $203,867,000)		258,458
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,662,923	35,970
Total fixed income funds (cost: $36,326,000)		35,970
Short-term securities 2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	8,262,581	8,263
Total short-term securities (cost: $8,263,000)		8,263
Options purchased (equity style) 0.25%
Options purchased (equity style)*		760
Total options purchased (cost: $2,738,000)		760
Total investment securities 99.85% (cost: $251,194,000)		303,451
Other assets less liabilities 0.15%		461
Net assets 100.00%		$303,912
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	420	USD314,973	USD4,750.00	9/18/2026	$218
S&P 500 Index	10	7,499	4,775.00	9/18/2026	5
S&P 500 Index	10	7,499	4,875.00	9/18/2026	6
S&P 500 Index	10	7,499	5,000.00	12/18/2026	23
S&P 500 Index	20	14,999	5,100.00	12/18/2026	50
S&P 500 Index	10	7,499	5,125.00	12/18/2026	27
S&P 500 Index	10	7,499	5,175.00	12/18/2026	27
S&P 500 Index	135	101,241	5,225.00	12/18/2026	371
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33
					$760
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	26	9/18/2026	USD9,813	$116

295	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.04%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$24,728	$30,045	$10,252	$(14,556)	$258,458	$880	$22,249
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	11,072	6,403	94	(344)	35,970	238	—
Total 96.88%				$10,346	$(14,900)	$294,428	$1,118	$22,249

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	296

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2026unaudited

Growth-and-income funds 80.03%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	23,923,852	$1,670,363
Total growth-and-income funds (cost: $1,360,038,000)		1,670,363
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	36,551,353	347,238
Total fixed income funds (cost: $348,901,000)		347,238
Short-term securities 2.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	53,310,831	53,311
Total short-term securities (cost: $53,311,000)		53,311
Options purchased (equity style) 0.44%
Options purchased (equity style)*		9,165
Total options purchased (cost: $30,973,000)		9,165
Total investment securities 99.66% (cost: $1,793,223,000)		2,080,077
Other assets less liabilities 0.34%		7,118
Net assets 100.00%		$2,087,195
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	4,230	USD3,172,229	USD4,750.00	9/18/2026	$2,200
S&P 500 Index	75	56,245	4,775.00	9/18/2026	40
S&P 500 Index	30	22,498	4,800.00	9/18/2026	18
S&P 500 Index	80	59,995	4,850.00	9/18/2026	47
S&P 500 Index	145	108,741	4,875.00	9/18/2026	85
S&P 500 Index	30	22,498	4,825.00	12/18/2026	59
S&P 500 Index	180	134,988	4,850.00	12/18/2026	365
S&P 500 Index	95	71,244	4,875.00	12/18/2026	198
S&P 500 Index	85	63,745	4,900.00	12/18/2026	180
S&P 500 Index	90	67,494	5,000.00	12/18/2026	206
S&P 500 Index	270	202,483	5,100.00	12/18/2026	680
S&P 500 Index	160	119,990	5,125.00	12/18/2026	430
S&P 500 Index	90	67,494	5,175.00	12/18/2026	244
S&P 500 Index	1,540	1,154,901	5,225.00	12/18/2026	4,233
S&P 500 Index	55	41,246	5,450.00	12/18/2026	180
					$9,165

297	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	278	9/18/2026	USD104,921	$1,180
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$166,124	$215,592	$60,619	$(7,519)	$1,670,363	$6,237	$112,689
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	101,201	66,871	942	(1,665)	347,238	2,384	—
Total 96.67%				$61,561	$(9,184)	$2,017,601	$8,621	$112,689

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	298

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2026unaudited

Asset allocation funds 97.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	52,969,022	$1,410,035
Total asset allocation funds (cost: $1,250,630,000)		1,410,035
Short-term securities 2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	41,930,444	41,930
Total short-term securities (cost: $41,930,000)		41,930
Options purchased (equity style) 0.09%
Options purchased (equity style)*		1,341
Total options purchased (cost: $2,936,000)		1,341
Total investment securities 99.99% (cost: $1,295,496,000)		1,453,306
Other assets less liabilities 0.01%		166
Net assets 100.00%		$1,453,472
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	205	USD153,737	USD4,750.00	9/18/2026	$107
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	25	18,748	5,000.00	12/18/2026	57
S&P 500 Index	40	29,997	5,100.00	12/18/2026	101
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
					$1,341
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	39	9/18/2026	USD14,719	$174

299	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 97.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$186,551	$143,252	$29,533	$(67,580)	$1,410,035	$5,709	$143,023

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements unaudited
Statements of assets and liabilities at June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,492,399	$2,497,662	$56,008,328	$7,293,373	$4,380,183
Affiliated issuers	222,227	60,619	1,241,009	269,540	131,606
Cash	1,556	2,396	1,196	156	354
Cash collateral pledged for futures contracts	—	—	—	—	134
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	462	9,058	801	4,085	1,505
Unrealized appreciation on open forward currency contracts	—	—	—	—	75
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	22,295	7,860	155,000	42,118	12,380
Sales of fund’s shares	2,480	475	18,998	4,247	3,327
Dividends and interest	14,948	3,436	21,466	17,140	10,369
Variation margin on futures contracts	—	—	—	—	3
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	— [4]	33	38	5	13
Other	145	82	60	324	108
	10,756,512	2,581,621	57,446,896	7,630,988	4,540,057
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	101
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	14,889	8,410	100,772	19,504	13,463
Repurchases of fund’s shares	28,017	7,092	93,249	14,883	9,644
Investment advisory services	3,145	1,224	13,875	2,605	1,826
Insurance administrative fees	932	280	5,037	413	693
Services provided by related parties	1,396	534	7,390	1,084	541
Trustees’ deferred compensation	127	61	707	174	58
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	1,012	188	831	2,163	8,498
Other	1,125	4,270	235	771	189
	50,643	22,059	222,096	41,597	35,017
Commitments and contingencies[3]
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,526,144	$1,481,424	$22,108,453	$4,260,647	$2,352,874
Total distributable earnings (accumulated loss)	5,179,725	1,078,138	35,116,347	3,328,744	2,152,166
Net assets at June 30, 2026	$10,705,869	$2,559,562	$57,224,800	$7,589,391	$4,505,040
Investment securities on loan, at value	$34,316	$26,272	$322,896	$44,873	$6,403
Investment securities, at cost
Unaffiliated issuers	6,283,983	2,005,766	23,695,432	5,437,307	2,502,188
Affiliated issuers	222,232	60,619	1,241,013	269,550	131,606
Cash denominated in currencies other than U.S. dollars, at cost	463	9,058	801	4,084	1,504
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

301	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$12,000,247	$105,979	$2,136,359	$44,644,293	$429,334
Affiliated issuers	325,597	2,513	73,252	1,371,027	19,483
Cash	3,834	85	328	46	150
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	— [4]	430	3,117	151
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—	—
Receivables for:
Sales of investments	32,710	2,024	3,474	143,504	4,018
Sales of fund’s shares	4,804	160	55	11,543	749
Dividends and interest	14,690	72	4,043	32,255	1,177
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	6	— [4]	—	7	1
Other	—	—	157	255	56
	12,381,892	110,833	2,218,098	46,206,047	455,119
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	6,871	235	5,945	173,250	671
Repurchases of fund’s shares	9,645	1	4,679	69,651	402
Investment advisory services	2,248	40	678	9,218	178
Insurance administrative fees	1,566	11	254	2,259	145
Services provided by related parties	1,457	7	373	4,879	95
Trustees’ deferred compensation	158	— [4]	33	688	12
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	124	—	436	1,807	185
Other	4	— [4]	28	98	12
	22,073	294	12,426	261,850	1,700
Commitments and contingencies[3]
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,959,746	$94,282	$1,038,660	$20,586,498	$283,067
Total distributable earnings (accumulated loss)	5,400,073	16,257	1,167,012	25,357,699	170,352
Net assets at June 30, 2026	$12,359,819	$110,539	$2,205,672	$45,944,197	$453,419
Investment securities on loan, at value	$372	$1,452	$3,908	$21,780	$82
Investment securities, at cost
Unaffiliated issuers	7,054,567	90,462	1,162,341	22,779,907	273,092
Affiliated issuers	325,580	2,513	73,253	1,371,017	19,483
Cash denominated in currencies other than U.S. dollars, at cost	4	— [4]	430	3,117	151
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	302

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,661,225	$26,330,956	$433,639	$10,816,391	$1,022,490
Affiliated issuers	126,838	2,562,623	39,438	487,263	143,126
Cash	270	13,291	228	2,031	1,558
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	666	5	168	226	144
Unrealized appreciation on open forward currency contracts	14	—	606	528	3,026
Bilateral swaps, at value	4	—	—	586	—
Unrealized appreciation on unfunded commitments[3]	—	4	—	—	—
Receivables for:
Sales of investments	28,506	527,993	3,680	870,894	31,922
Sales of fund’s shares	5,530	8,876	523	30,298	3,234
Dividends and interest	5,864	93,502	2,385	89,390	13,205
Variation margin on futures contracts	4	1,003	35	78	196
Variation margin on centrally cleared swap contracts	18	818	77	1,951	756
Securities lending income	1	25	—	—	—
Other	84	907	13	—	—
	1,829,024	29,540,003	480,792	12,299,636	1,219,657
Liabilities:
Unrealized depreciation on open forward currency contracts	5	—	191	223	5,197
Bilateral swaps, at value	—	—	89	9,985	2,627
TBA sale commitments, at value	—	—	—	194,533	—
Unrealized depreciation on unfunded commitments[3]	—	11	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	56,157	1,164,017	8,504	879,190	66,182
Repurchases of fund’s shares	938	21,913	71	6,913	707
Investment advisory services	314	6,082	165	1,754	402
Insurance administrative fees	519	4,580	136	1,112	72
Services provided by related parties	215	3,110	86	1,114	197
Trustees’ deferred compensation	17	424	6	174	29
Variation margin on futures contracts	209	4,432	100	6,106	870
Variation margin on centrally cleared swap contracts	1	47	46	281	407
Non-U.S. taxes	112	636	39	—	—
Other	152	30	94	287	136
	58,639	1,205,282	9,527	1,101,672	76,826
Commitments and contingencies[3]
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,223,370	$18,261,234	$363,215	$12,727,187	$1,392,499
Total distributable earnings (accumulated loss)	547,015	10,073,487	108,050	(1,529,223)	(249,668)
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831
Investment securities on loan, at value	$—	$72,410	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,182,051	17,899,849	340,658	10,964,116	1,064,107
Affiliated issuers	130,129	2,558,059	39,215	487,266	141,703
Cash denominated in currencies other than U.S. dollars, at cost	666	5	168	223	144
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	193,891	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

303	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$827,351	$114,358	$298,701	$1,946,852	$14,912
Affiliated issuers	55,268	—	—	—	476,089
Cash	1,890	102	73	2,626	—
Cash collateral pledged for futures contracts	189	913	—	—	1,278
Cash collateral pledged for swap contracts	1,482	—	—	—	—
Cash denominated in currencies other than U.S. dollars	32	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	3	—	—	—	—
Receivables for:
Sales of investments	787	6,871	—	61,794	1,395
Sales of fund’s shares	1,802	367	20	15,061	40
Dividends and interest	13,587	366	—	11,188	61
Variation margin on futures contracts	6	—	—	11	122
Variation margin on centrally cleared swap contracts	23	17	—	647	—
Securities lending income	—	—	—	—	—
Other	2	—	—	—	—
	902,422	122,994	298,794	2,038,179	493,897
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
TBA sale commitments, at value	—	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	5	—	—	—	—
Options written, at value	—	—	—	2,615	—
Payables for:
Purchases of investments	7,240	16,741	—	150,548	—
Repurchases of fund’s shares	92	57	1,627	830	1,478
Investment advisory services	237	19	64	313	40
Insurance administrative fees	171	41	36	354	302
Services provided by related parties	186	23	62	311	96
Trustees’ deferred compensation	28	3	10	43	7
Variation margin on futures contracts	21	118	—	1,609	—
Variation margin on centrally cleared swap contracts	4	— [4]	—	368	—
Non-U.S. taxes	—	—	—	—	—
Other	2	— [4]	—	1	—
	7,986	17,002	1,799	156,992	1,923
Commitments and contingencies[3]
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,183,737	$117,887	$292,153	$2,153,140	$386,780
Total distributable earnings (accumulated loss)	(289,301)	(11,895)	4,842	(271,953)	105,194
Net assets at June 30, 2026	$894,436	$105,992	$296,995	$1,881,187	$491,974
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	823,932	115,013	298,723	1,988,002	17,582
Affiliated issuers	55,267	—	—	—	373,243
Cash denominated in currencies other than U.S. dollars, at cost	34	—	—	—	—
Premiums received on options written	—	—	—	1,611	—
Proceeds received on TBA sale commitments	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	304

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,656	$9,023	$62,476	$43,271
Affiliated issuers	107,870	294,428	2,017,601	1,410,035
Cash	—	—	—	—
Cash collateral pledged for futures contracts	130	652	7,744	1,278
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—
Receivables for:
Sales of investments	355	448	2,387	1,969
Sales of fund’s shares	21	61	25	8
Dividends and interest	14	38	249	188
Variation margin on futures contracts	12	62	725	116
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	112,058	304,712	2,091,207	1,456,865
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
TBA sale commitments, at value	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	387	522	2,486	2,038
Investment advisory services	9	25	171	119
Insurance administrative fees	69	188	1,328	906
Services provided by related parties	23	60	—	295
Trustees’ deferred compensation	2	5	27	35
Variation margin on futures contracts	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	490	800	4,012	3,393
Commitments and contingencies[3]
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Net assets consist of:
Capital paid in on shares of beneficial interest	$113,190	$246,295	$1,691,383	$1,164,559
Total distributable earnings (accumulated loss)	(1,622)	57,617	395,812	288,913
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	3,995	11,001	84,284	44,866
Affiliated issuers	82,302	240,193	1,708,939	1,250,630
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

305	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,882,013	$193,384	$26,420,294	$3,169,447	$2,304,649
	Shares outstanding	116,554	9,553	191,099	135,507	65,430
	Net asset value per share	$41.89	$20.24	$138.25	$23.39	$35.22
Class 1A:	Net assets	$105,250	$7,353	$537,970	$21,040	$48,600
	Shares outstanding	2,539	371	3,952	906	1,391
	Net asset value per share	$41.46	$19.84	$136.12	$23.22	$34.93
Class 2:	Net assets	$4,188,417	$1,885,299	$21,860,402	$3,704,877	$1,027,797
	Shares outstanding	102,096	100,624	161,074	159,464	29,641
	Net asset value per share	$41.02	$18.74	$135.72	$23.23	$34.68
Class 3:	Net assets			$289,168	$18,160
	Shares outstanding	Not applicable	Not applicable	2,068	774	Not applicable
	Net asset value per share			$139.82	$23.46
Class 4:	Net assets	$1,530,189	$473,526	$8,116,966	$675,867	$1,123,994
	Shares outstanding	37,977	25,404	62,018	29,686	32,795
	Net asset value per share	$40.29	$18.64	$130.88	$22.77	$34.27

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,508,613	$89,764	$632,337	$27,023,112	$33,932
	Shares outstanding	365,624	7,037	32,559	387,072	2,252
	Net asset value per share	$17.80	$12.76	$19.42	$69.81	$15.07
Class 1A:	Net assets	$41,386	$13	$13,007	$204,503	$8,620
	Shares outstanding	2,340	1	676	2,962	590
	Net asset value per share	$17.68	$12.76	$19.25	$69.05	$14.61
Class 2:	Net assets	$3,202,272	$13	$1,143,446	$14,874,938	$176,611
	Shares outstanding	184,405	1	59,143	218,257	12,083
	Net asset value per share	$17.37	$12.76	$19.33	$68.15	$14.62
Class 3:	Net assets				$164,689
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,354	Not applicable
	Net asset value per share				$69.98
Class 4:	Net assets	$2,607,548	$20,749	$416,882	$3,676,955	$234,256
	Shares outstanding	152,581	1,630	22,283	55,367	16,330
	Net asset value per share	$17.09	$12.73	$18.71	$66.41	$14.34

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	306

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$890,179	$16,215,508	$97,595	$6,729,230	$297,922
	Shares outstanding	59,477	609,244	6,789	708,217	29,713
	Net asset value per share	$14.97	$26.62	$14.38	$9.50	$10.03
Class 1A:	Net assets	$16,471	$62,576	$4,628	$336,781	$33,082
	Shares outstanding	1,102	2,372	325	35,758	3,334
	Net asset value per share	$14.95	$26.38	$14.25	$9.42	$9.92
Class 2:	Net assets	$24,802	$4,443,276	$147,687	$2,614,799	$727,820
	Shares outstanding	1,659	170,284	10,344	280,026	73,505
	Net asset value per share	$14.95	$26.09	$14.28	$9.34	$9.90
Class 3:	Net assets		$36,915
	Shares outstanding	Not applicable	1,386	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.64
Class 4:	Net assets	$838,933	$7,576,446	$221,355	$1,517,154	$84,007
	Shares outstanding	56,207	293,997	15,842	163,722	8,642
	Net asset value per share	$14.93	$25.77	$13.97	$9.27	$9.72

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$75,098	$1,450	$38,071	$268,279
	Shares outstanding	7,986	154	3,341	27,323	Not applicable
	Net asset value per share	$9.40	$9.40	$11.39	$9.82
Class 1A:	Net assets	$12,756	$3,252	$12	$313,620
	Shares outstanding	1,367	352	1	32,162	Not applicable
	Net asset value per share	$9.33	$9.25	$11.44	$9.75
Class 2:	Net assets	$517,184	$39,384	$204,177	$1,024,462
	Shares outstanding	56,601	4,244	18,598	105,929	Not applicable
	Net asset value per share	$9.14	$9.28	$10.98	$9.67
Class 3:	Net assets	$7,617		$3,553	$4,651
	Shares outstanding	805	Not applicable	319	472	Not applicable
	Net asset value per share	$9.46		$11.14	$9.85
Class 4:	Net assets	$281,781	$61,906	$51,182	$270,175
	Shares outstanding	27,231	6,777	4,632	28,017	Not applicable
	Net asset value per share	$10.35	$9.13	$11.05	$9.64
Class P1:	Net assets					$13,766
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	987
	Net asset value per share					$13.95
Class P2:	Net assets					$478,208
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,690
	Net asset value per share					$13.79

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

307	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2026  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,070	$2,979	$1,836,954	$13,206
	Shares outstanding	201	225	133,748	1,005
	Net asset value per share	$10.32	$13.23	$13.73	$13.15
Class P2:	Net assets	$109,498	$300,933	$250,240	$1,440,266
	Shares outstanding	10,652	22,923	18,392	113,875
	Net asset value per share	$10.28	$13.13	$13.61	$12.65
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	308

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026
(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$75,977	$20,492	$146,125	$83,530	$38,144
Affiliated issuers	4,426	2,505	32,011	4,562	2,004
	80,403	22,997	178,136	88,092	40,148
Interest from unaffiliated issuers	81	182	495	42	3,755
Securities lending income (net of fees)	36	468	191	138	33
	80,520	23,647	178,822	88,272	43,936
Fees and expenses[3]:
Investment advisory services	22,785	9,003	80,738	17,971	12,213
Distribution services	6,461	2,762	35,472	5,247	2,511
Insurance administrative services	1,769	543	9,745	799	1,342
Transfer agent services	1	— [4]	6	1	— [4]
Administrative services	1,439	417	8,067	1,128	635
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	45	48	197	58	27
Registration statement and prospectus	71	25	425	59	32
Trustees’ compensation	27	7	156	21	12
Auditing and legal	31	62	64	34	69
Custodian	478	133	415	525	730
Other	5	20	50	5	29
Total fees and expenses before waivers and/or reimbursements	33,112	13,020	135,335	25,848	17,600
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,969	696	1	757	1,556
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,969	696	1	757	1,556
Total fees and expenses after waivers and/or reimbursements	28,143	12,324	135,334	25,091	16,044
Net investment income	52,377	11,323	43,488	63,181	27,892
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	1,002,681	629,855	2,854,051	1,564,728	282,005
Affiliated issuers	(33)	6	20	(6)	9
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(36)
Forward currency contracts	—	—	—	—	(134)
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(1,793)	(890)	(21)	(4,191)	213
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,000,855	628,971	2,854,050	1,560,531	282,057
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	926,034	(218,142)	809,034	(565,241)	344,938
Affiliated issuers	(43)	(8)	(258)	(29)	(9)
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	(15)
Forward currency contracts	—	—	—	—	(28)
Swap contracts	—	—	—	—	—
Currency translations	(332)	(788)	(191)	(1,645)	(928)
	925,659	(218,938)	808,585	(566,915)	343,958
Net realized gain (loss) and unrealized appreciation (depreciation)	1,926,514	410,033	3,662,635	993,616	626,015
Net increase (decrease) in net assets resulting from operations	$1,978,891	$421,356	$3,706,123	$1,056,797	$653,907

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

309	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$107,548	$602	$20,627	$268,920	$7,046
Affiliated issuers	6,864	63	884	20,267	262
	114,412	665	21,511	289,187	7,308
Interest from unaffiliated issuers	4	2	149	30	26
Securities lending income (net of fees)	25	4	16	86	2
	114,441	671	21,676	289,303	7,336
Fees and expenses[3]:
Investment advisory services	22,314	231	5,025	53,978	1,047
Distribution services	6,915	20	1,858	22,208	490
Insurance administrative services	3,079	22	494	4,340	282
Transfer agent services	1	—	— [4]	5	— [4]
Administrative services	1,790	16	317	6,550	66
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	43	7	20	155	11
Registration statement and prospectus	96	13	17	349	3
Trustees’ compensation	34	— [4]	6	126	1
Auditing and legal	28	10	26	67	21
Custodian	102	— [4]	102	271	44
Other	9	— [4]	2	23	1
Total fees and expenses before waivers and/or reimbursements	34,411	319	7,867	88,072	1,966
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,949	—	1,058	—	—
Miscellaneous fee reimbursement	—	— [4]	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,949	— [4]	1,058	—	—
Total fees and expenses after waivers and/or reimbursements	25,462	319	6,809	88,072	1,966
Net investment income	88,979	352	14,867	201,231	5,370
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	387,917	1,330	193,609	3,231,715	17,495
Affiliated issuers	(41)	— [4]	1	70,741	(2)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(2)	— [4]	170	2,594	(57)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	387,874	1,330	193,780	3,305,050	17,436
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	384,352	11,857	94,305	1,133,330	26,789
Affiliated issuers	(41)	— [4]	(5)	(58,596)	— [4]
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency translations	(1)	—	(61)	(29)	6
	384,310	11,857	94,239	1,074,705	26,795
Net realized gain (loss) and unrealized appreciation (depreciation)	772,184	13,187	288,019	4,379,755	44,231
Net increase (decrease) in net assets resulting from operations	$861,163	$13,539	$302,886	$4,580,986	$49,601

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	310

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$22,166	$95,012	$3,545	$4	$14
Affiliated issuers	2,332	42,768	660	6,709	2,119
	24,498	137,780	4,205	6,713	2,133
Interest from unaffiliated issuers	5,981	189,138	2,894	254,514	29,129
Securities lending income (net of fees)	18	371	2	—	—
	30,497	327,289	7,101	261,227	31,262
Fees and expenses[3]:
Investment advisory services	3,045	36,299	1,021	19,563	2,868
Distribution services	1,040	14,580	446	5,101	1,018
Insurance administrative services	1,030	9,178	267	2,207	142
Transfer agent services	— [4]	3	— [4]	1	— [4]
Administrative services	256	4,127	69	1,667	200
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	14	104	10	54	18
Registration statement and prospectus	21	224	4	92	13
Trustees’ compensation	5	79	1	32	4
Auditing and legal	43	42	21	18	20
Custodian	62	103	51	73	143
Other	1	15	— [4]	6	2
Total fees and expenses before waivers and/or reimbursements	5,517	64,754	1,890	28,814	4,428
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,138	—	46	8,522	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,138	—	46	8,522	—
Total fees and expenses after waivers and/or reimbursements	4,379	64,754	1,844	20,292	4,428
Net investment income	26,118	262,535	5,257	240,935	26,834
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	52,307	1,484,104	10,396	(59,420)	(17,729)
Affiliated issuers	1	(35,989)	(2)	69	10
Options purchased (futures style)	—	—	(37)	—	(278)
Options written	—	—	7	—	52
Futures contracts	(2,419)	(49,271)	(958)	(80,796)	(9,139)
Forward currency contracts	(17)	—	909	3,469	(2,972)
Swap contracts	96	12,431	9	5,505	(3,147)
In-kind redemptions	—	—	—	—	—
Currency transactions	(80)	708	139	(29)	536
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	49,888	1,411,983	10,463	(131,202)	(32,667)
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	53,227	481,166	9,842	(77,480)	(7,739)
Affiliated issuers	(558)	22,367	(66)	(114)	(342)
Options written	—	—	(4)	—	(28)
TBA sale commitments	—	—	—	(642)	—
Futures contracts	535	10,860	180	20,477	1,332
Forward currency contracts	9	—	468	339	(3,141)
Swap contracts	109	1,109	57	(433)	2,578
Currency translations	(54)	(100)	(23)	(36)	(153)
	53,268	515,402	10,454	(57,889)	(7,493)
Net realized gain (loss) and unrealized appreciation (depreciation)	103,156	1,927,385	20,917	(189,091)	(40,160)
Net increase (decrease) in net assets resulting from operations	$129,274	$2,189,920	$26,174	$51,844	$(13,326)

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

311	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$515	$—	$—	$—	$391
Affiliated issuers	792	—	—	—	791
	1,307	—	—	—	1,182
Interest from unaffiliated issuers	32,657	2,723	5,745	41,651	—
Securities lending income (net of fees)	—	—	—	—	—
	33,964	2,723	5,745	41,651	1,182
Fees and expenses[3]:
Investment advisory services	1,918	170	391	2,725	243
Distribution services	973	128	337	1,603	590
Insurance administrative services	329	83	73	706	607
Transfer agent services	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	142	18	46	277	—
Accounting and administrative services	—	—	—	—	35
Reports to shareholders	20	8	9	21	—
Registration statement and prospectus	9	1	3	15	12
Trustees’ compensation	3	— [4]	1	5	1
Auditing and legal	11	6	6	8	13
Custodian	9	7	— [4]	12	3
Other	6	— [4]	— [4]	1	— [4]
Total fees and expenses before waivers and/or reimbursements	3,420	421	866	5,373	1,504
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	510	42	—	770	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	510	42	—	770	—
Total fees and expenses after waivers and/or reimbursements	2,910	379	866	4,603	1,504
Net investment income	31,054	2,344	4,879	37,048	(322)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	11,621	(11)	—	23	(4,165)
Affiliated issuers	(3)	—	—	—	21,725
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	204	—
Futures contracts	(335)	(1,716)	—	(22,324)	(2,219)
Forward currency contracts	—	—	—	—	—
Swap contracts	19	34	—	2,403	—
In-kind redemptions	(2,095)	—	—	—	—
Currency transactions	19	—	—	—	25
Capital gain distributions received from affiliated issuers	—	—	—	—	35,433
	9,226	(1,693)	—	(19,694)	50,799
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	(22,960)	(1,085)	(43)	(18,650)	350
Affiliated issuers	(6)	—	—	—	(29,523)
Options written	—	—	—	(1,024)	—
TBA sale commitments	—	—	—	—	—
Futures contracts	16	287	—	1,295	211
Forward currency contracts	—	—	—	—	—
Swap contracts	(606)	25	—	(1,480)	—
Currency translations	(2)	—	—	—	—
	(23,558)	(773)	(43)	(19,859)	(28,962)
Net realized gain (loss) and unrealized appreciation (depreciation)	(14,332)	(2,466)	(43)	(39,553)	21,837
Net increase (decrease) in net assets resulting from operations	$16,722	$(122)	$4,836	$(2,505)	$21,515

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	312

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2026  (continued)
(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$92	$248	$1,621	$1,217
Affiliated issuers	2,179	1,118	8,621	5,709
	2,271	1,366	10,242	6,926
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,271	1,366	10,242	6,926
Fees and expenses[3]:
Investment advisory services	56	152	1,024	722
Distribution services	137	377	314	1,790
Insurance administrative services	139	381	2,561	1,806
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Administrative services	—	—	—	—
Accounting and administrative services	31	33	53	47
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	10	26	28
Trustees’ compensation	— [4]	1	6	4
Auditing and legal	13	13	15	15
Custodian	3	3	2	3
Other	— [4]	— [4]	1	1
Total fees and expenses before waivers and/or reimbursements	387	970	4,002	4,416
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—
Miscellaneous fee reimbursement	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	21	—	—	—
Total fees and expenses after waivers and/or reimbursements	366	970	4,002	4,416
Net investment income	1,905	396	6,240	2,510
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	(754)	(2,320)	(25,807)	(3,565)
Affiliated issuers	6,550	10,346	61,561	29,533
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	115	(901)	702	(3,125)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
In-kind redemptions	—	—	—	—
Currency transactions	2	14	139	20
Capital gain distributions received from affiliated issuers	6,690	22,249	112,689	143,023
	12,603	29,388	149,284	165,886
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	168	(154)	(1,611)	862
Affiliated issuers	(1,789)	(14,900)	(9,184)	(67,580)
Options written	—	—	—	—
TBA sale commitments	—	—	—	—
Futures contracts	(1)	115	1,134	166
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	(1,622)	(14,939)	(9,661)	(66,552)
Net realized gain (loss) and unrealized appreciation (depreciation)	10,981	14,449	139,623	99,334
Net increase (decrease) in net assets resulting from operations	$12,886	$14,845	$145,863	$101,844
1
Formerly Global Small Capitalization Fund.
2
Formerly International Fund.
3
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

313	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$52,377	$85,110	$11,323	$18,431	$43,488	$54,006
Net realized gain (loss)	1,000,855	1,234,283	628,971	355,751	2,854,050	4,846,029
Net unrealized appreciation (depreciation)	925,659	366,091	(218,938)	36,353	808,585	4,566,446
Net increase (decrease) in net assets resulting from operations	1,978,891	1,685,484	421,356	410,535	3,706,123	9,466,481
Distributions paid to shareholders	(1,260,549)	(1,167,286)	(382,971)	(76,359)	(4,891,006)	(4,046,623)
Net capital share transactions	856,181	554,825	(432,626)	(370,832)	3,730,901	1,555,981
Total increase (decrease) in net assets	1,574,523	1,073,023	(394,241)	(36,656)	2,546,018	6,975,839
Net assets:
Beginning of period	9,131,346	8,058,323	2,953,803	2,990,459	54,678,782	47,702,943
End of period	$10,705,869	$9,131,346	$2,559,562	$2,953,803	$57,224,800	$54,678,782

	EUPAC Fund[3]		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$63,181	$116,468	$27,892	$54,382	$88,979	$173,488
Net realized gain (loss)	1,560,531	751,298	282,057	300,188	387,874	1,056,404
Net unrealized appreciation (depreciation)	(566,915)	843,988	343,958	563,384	384,310	614,843
Net increase (decrease) in net assets resulting from operations	1,056,797	1,711,754	653,907	917,954	861,163	1,844,735
Distributions paid to shareholders	(697,447)	(99,689)	(322,565)	(192,985)	(1,105,239)	(947,281)
Net capital share transactions	(221,939)	(946,603)	126,330	(89,200)	629,839	10,588
Total increase (decrease) in net assets	137,411	665,462	457,672	635,769	385,763	908,042
Net assets:
Beginning of period	7,451,980	6,786,518	4,047,368	3,411,599	11,974,056	11,066,014
End of period	$7,589,391	$7,451,980	$4,505,040	$4,047,368	$12,359,819	$11,974,056

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	314

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$352	$378	$14,867	$29,211	$201,231	$440,468
Net realized gain (loss)	1,330	(942)	193,780	183,807	3,305,050	3,163,906
Net unrealized appreciation (depreciation)	11,857	4,098	94,239	227,115	1,074,705	3,496,858
Net increase (decrease) in net assets resulting from operations	13,539	3,534	302,886	440,133	4,580,986	7,101,232
Distributions paid to shareholders	—	(397)	(195,424)	(99,132)	(3,307,031)	(7,414,912)
Net capital share transactions	(2,626)	81,910	11,501	(142,611)	1,042,931	2,685,997
Total increase (decrease) in net assets	10,913	85,047	118,963	198,390	2,316,886	2,372,317
Net assets:
Beginning of period	99,626	14,579	2,086,709	1,888,319	43,627,311	41,254,994
End of period	$110,539	$99,626	$2,205,672	$2,086,709	$45,944,197	$43,627,311

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,370	$8,831	$26,118	$46,685	$262,535	$563,801
Net realized gain (loss)	17,436	21,065	49,888	64,110	1,411,983	2,918,103
Net unrealized appreciation (depreciation)	26,795	82,880	53,268	170,743	515,402	552,999
Net increase (decrease) in net assets resulting from operations	49,601	112,776	129,274	281,538	2,189,920	4,034,903
Distributions paid to shareholders	(2,912)	(9,200)	(75,568)	(46,016)	(3,054,502)	(2,469,833)
Net capital share transactions	2,115	(21,614)	56,303	56,186	1,524,263	(975,710)
Total increase (decrease) in net assets	48,804	81,962	110,009	291,708	659,681	589,360
Net assets:
Beginning of period	404,615	322,653	1,660,376	1,368,668	27,675,040	27,085,680
End of period	$453,419	$404,615	$1,770,385	$1,660,376	$28,334,721	$27,675,040

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

315	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$5,257	$9,741	$240,935	$494,217	$26,834	$57,420
Net realized gain (loss)	10,463	23,483	(131,202)	30,281	(32,667)	(8,965)
Net unrealized appreciation (depreciation)	10,454	32,703	(57,889)	271,022	(7,493)	82,688
Net increase (decrease) in net assets resulting from operations	26,174	65,927	51,844	795,520	(13,326)	131,143
Distributions paid to shareholders	(28,875)	(21,425)	(81,973)	(486,650)	(10,853)	(44,306)
Net capital share transactions	23,499	13,683	(127,933)	(119,742)	(312,760)	(55,304)
Total increase (decrease) in net assets	20,798	58,185	(158,062)	189,128	(336,939)	31,533
Net assets:
Beginning of period	450,467	392,282	11,356,026	11,166,898	1,479,770	1,448,237
End of period	$471,265	$450,467	$11,197,964	$11,356,026	$1,142,831	$1,479,770

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$31,054	$65,115	$2,344	$5,336	$4,879	$12,329
Net realized gain (loss)	9,226	(1,450)	(1,693)	1,506	— [4]	— [4]
Net unrealized appreciation (depreciation)	(23,558)	15,637	(773)	2,675	(43)	(2)
Net increase (decrease) in net assets resulting from operations	16,722	79,302	(122)	9,517	4,836	12,327
Distributions paid to shareholders	(12,193)	(64,338)	(954)	(5,115)	(1,945)	(12,940)
Net capital share transactions	(148,702)	91,682	(18,499)	10,334	(13,473)	(30,488)
Total increase (decrease) in net assets	(144,173)	106,646	(19,575)	14,736	(10,582)	(31,101)
Net assets:
Beginning of period	1,038,609	931,963	125,567	110,831	307,577	338,678
End of period	$894,436	$1,038,609	$105,992	$125,567	$296,995	$307,577

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	316

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk EUPAC Fund[5]
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$37,048	$75,521	$(322)	$1,086	$1,905	$1,410
Net realized gain (loss)	(19,694)	24,581	50,799	87,123	12,603	(315)
Net unrealized appreciation (depreciation)	(19,859)	36,802	(28,962)	(22,937)	(1,622)	15,064
Net increase (decrease) in net assets resulting from operations	(2,505)	136,904	21,515	65,272	12,886	16,159
Distributions paid to shareholders	(13,862)	(79,096)	(32,891)	(28,627)	(1,429)	(1,480)
Net capital share transactions	20,206	(487)	(2,229)	(57,328)	(13,293)	(15,583)
Total increase (decrease) in net assets	3,839	57,321	(13,605)	(20,683)	(1,836)	(904)
Net assets:
Beginning of period	1,877,348	1,820,027	505,579	526,262	113,404	114,308
End of period	$1,881,187	$1,877,348	$491,974	$505,579	$111,568	$113,404

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$396	$4,249	$6,240	$27,973	$2,510	$24,722
Net realized gain (loss)	29,388	23,538	149,284	316,725	165,886	115,851
Net unrealized appreciation (depreciation)	(14,939)	4,272	(9,661)	(116,759)	(66,552)	62,522
Net increase (decrease) in net assets resulting from operations	14,845	32,059	145,863	227,939	101,844	203,095
Distributions paid to shareholders	(4,282)	(5,960)	(310,037)	(128,115)	(135,831)	(168,266)
Net capital share transactions	(21,823)	(33,133)	159,229	(184,550)	11,757	(584,977)
Total increase (decrease) in net assets	(11,260)	(7,034)	(4,945)	(84,726)	(22,230)	(550,148)
Net assets:
Beginning of period	315,172	322,206	2,092,140	2,176,866	1,475,702	2,025,850
End of period	$303,912	$315,172	$2,087,195	$2,092,140	$1,453,472	$1,475,702
1
Formerly Global Small Capitalization Fund.
2
Unaudited.
3
Formerly International Fund.
4
Amount less than one thousand.
5
Formerly Managed Risk International Fund.
Refer to the notes to financial statements.

317	American Funds Insurance Series

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk EUPAC Fund (formerly Managed Risk International Fund), Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
SMALLCAP World Fund (formerly Global Small Capitalization Fund) — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
EUPAC Fund (formerly International Fund) — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	318

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk EUPAC Fund (formerly Managed Risk International Fund) — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

319	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — Each fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026, the American High Income Trust fund delivered $149,168,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	320

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

321	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,537,645	$1,817,743	$—	$4,355,388
Industrials	1,013,496	649,448	—	1,662,944
Financials	476,801	694,061	—	1,170,862
Consumer discretionary	485,854	396,825	—	882,679
Health care	688,089	185,706	—	873,795
Communication services	493,309	145,227	—	638,536
Materials	147,710	158,136	—	305,846
Consumer staples	93,237	199,825	—	293,062
Real estate	37,724	85,802	—	123,526
Energy	67,841	54,015	—	121,856
Utilities	13,610	50,295	—	63,905
Short-term securities	222,227	—	—	222,227
Total	$6,277,543	$4,437,083	$—	$10,714,626

American Funds Insurance Series	322

SMALLCAP World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$464,872	$289,775	$—	$754,647
Information technology	295,495	225,157	217	520,869
Financials	165,174	152,949	—	318,123
Consumer discretionary	173,992	89,659	—	263,651
Health care	193,912	61,326	—	255,238
Materials	78,770	73,146	—	151,916
Consumer staples	33,336	26,786	—	60,122
Energy	50,070	7,248	—	57,318
Real estate	19,037	25,946	—	44,983
Communication services	12,136	21,875	—	34,011
Utilities	22,747	8,002	—	30,749
Preferred securities	1,155	—	2,091	3,246
Rights & warrants	—	—	79	79
Convertible bonds & notes	—	2,468	—	2,468
Bonds, notes & other debt instruments	—	242	—	242
Short-term securities	60,619	—	—	60,619
Total	$1,571,315	$984,579	$2,387	$2,558,281
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,166,407	$1,885,027	$105,769	$21,157,203
Communication services	8,146,470	139,569	—	8,286,039
Consumer discretionary	7,410,172	148,825	—	7,558,997
Health care	5,216,505	43,945	—	5,260,450
Industrials	4,270,804	307,207	—	4,578,011
Financials	3,288,501	141,971	—	3,430,472
Consumer staples	1,187,615	—	4,743	1,192,358
Energy	1,131,591	41,160	—	1,172,751
Materials	1,013,798	138,289	—	1,152,087
Real estate	753,578	—	—	753,578
Utilities	331,190	—	—	331,190
Preferred securities	25,615	—	1,030,014	1,055,629
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	—	—	79,563	79,563
Short-term securities	1,241,009	—	—	1,241,009
Total	$53,183,255	$2,845,993	$1,220,089	$57,249,337

323	American Funds Insurance Series

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Convertible stocks	Rights & warrants	Total
Beginning value at 1/1/2026	$ 41,973	$ 315,115	$ 36,076	—[1]	$ 393,164
Transfers into level 3	—	—	—	—	—
Purchases	35,598	194,967	23,990	—	254,555
Sales	(3)	(5,262)	—	—	(5,265)
Net realized gain (loss)	(36,997)	—	(11,834)	—	(48,831)
Unrealized appreciation (depreciation)	69,941	525,194	31,331	—	626,466
Transfers out of level 3	—	—	—	—	—
Ending value at 6/30/2026	$ 110,512	$ 1,030,014	$ 79,563	— [1]	$1,220,089
Net unrealized appreciation during the period on level 3 investment securities held at 6/30/2026	$ 51,222	$ 523,099	$ 20,144	—	$ 594,464
1
Amount less than one thousand.
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$110,512	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Preferred securities	$1,030,014	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Gross Profit multiple	6.0x	6.0x	Increase
			Transaction price	Not applicable	Not applicable	Not applicable
			Premium to transaction price	20%	20%	Increase
Convertible stocks	$79,563	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$1,220,089
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
EV = Enterprise value

American Funds Insurance Series	324

EUPAC Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$107,571	$1,667,769	$7,933	$1,783,273
Industrials	121,327	1,203,983	—	1,325,310
Financials	95,182	1,122,805	—	1,217,987
Materials	432,826	299,538	—	732,364
Consumer discretionary	123,161	398,193	—	521,354
Health care	63,086	386,037	—	449,123
Communication services	19,027	334,404	—	353,431
Consumer staples	36,473	255,635	—	292,108
Utilities	5,519	278,642	—	284,161
Energy	168,137	114,366	—	282,503
Real estate	—	33,234	—	33,234
Preferred securities	8,805	8,994	726	18,525
Rights & warrants	—	—	— *	— *
Short-term securities	269,540	—	—	269,540
Total	$1,450,654	$6,103,600	$8,659	$7,562,913
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$341,953	$1,218,276	$634	$1,560,863
Financials	105,232	526,049	— *	631,281
Industrials	126,055	377,627	—	503,682
Consumer discretionary	144,595	203,360	—	347,955
Communication services	135,655	209,184	—	344,839
Materials	197,582	146,481	— *	344,063
Health care	51,772	104,853	—	156,625
Consumer staples	52,567	87,820	—	140,387
Energy	47,517	39,339	— *	86,856
Utilities	20,321	59,020	—	79,341
Real estate	723	44,821	—	45,544
Preferred securities	25,415	8,471	6,646	40,532
Bonds, notes & other debt instruments	—	97,227	—	97,227
Short-term securities	131,606	988	—	132,594
Total	$1,380,993	$3,123,516	$7,280	$4,511,789

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14
Unrealized appreciation on open forward currency contracts	—	75	—	75
Liabilities:
Unrealized depreciation on futures contracts	(22)	—	—	(22)
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$(8)	$(26)	$—	$(34)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

325	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,605	$1,177	$—	$21,782
Industrials	19,987	—	—	19,987
Information technology	17,711	—	—	17,711
Consumer discretionary	14,692	—	—	14,692
Health care	12,382	—	—	12,382
Consumer staples	5,305	—	—	5,305
Materials	3,706	—	—	3,706
Utilities	3,465	—	—	3,465
Energy	2,981	—	—	2,981
Real estate	1,987	—	—	1,987
Communication services	1,981	—	—	1,981
Short-term securities	2,513	—	—	2,513
Total	$107,315	$1,177	$—	$108,492
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$389,059	$244,115	$—	$633,174
Industrials	129,899	175,633	—	305,532
Financials	100,888	128,181	— *	229,069
Communication services	136,945	55,739	—	192,684
Health care	115,706	39,752	—	155,458
Materials	118,078	33,196	—	151,274
Consumer discretionary	104,745	45,499	447	150,691
Consumer staples	60,572	42,949	—	103,521
Energy	61,937	23,092	—	85,029
Utilities	40,839	36,399	—	77,238
Real estate	10,014	7,118	—	17,132
Preferred securities	11,468	1,080	1,397	13,945
Convertible stocks	17,108	—	—	17,108
Bonds, notes & other debt instruments	—	4,504	—	4,504
Short-term securities	73,252	—	—	73,252
Total	$1,370,510	$837,257	$1,844	$2,209,611
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,244,592	$1,304,289	$—	$16,548,881
Industrials	4,718,590	350,403	—	5,068,993
Communication services	4,474,097	—	—	4,474,097
Consumer discretionary	4,440,117	—	—	4,440,117
Health care	4,332,775	—	—	4,332,775
Financials	3,929,441	—	—	3,929,441
Consumer staples	574,100	939,832	—	1,513,932
Energy	1,402,311	—	—	1,402,311
Utilities	1,322,403	—	—	1,322,403
Materials	1,285,524	—	—	1,285,524
Real estate	316,614	—	—	316,614
Convertible stocks	9,205	—	—	9,205
Short-term securities	1,371,027	—	—	1,371,027
Total	$43,420,796	$2,594,524	$—	$46,015,320

American Funds Insurance Series	326

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,271	$90,662	$—	$93,933
Financials	6,540	77,938	— *	84,478
Industrials	8,383	55,006	—	63,389
Materials	14,547	18,573	— *	33,120
Consumer discretionary	3,772	28,080	174	32,026
Consumer staples	5,492	24,820	—	30,312
Health care	934	23,934	—	24,868
Communication services	2,300	20,874	—	23,174
Energy	10,012	10,441	— *	20,453
Utilities	983	16,092	—	17,075
Real estate	731	5,225	—	5,956
Preferred securities	—	263	287	550
Short-term securities	19,483	—	—	19,483
Total	$76,448	$371,908	$461	$448,817
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$119,340	$148,222	$— *	$267,562
Information technology	112,422	93,798	—	206,220
Industrials	73,031	83,709	—	156,740
Health care	103,872	44,207	—	148,079
Consumer staples	90,900	55,651	—	146,551
Utilities	58,884	50,597	—	109,481
Consumer discretionary	56,022	36,381	—	92,403
Energy	64,847	13,790	—	78,637
Materials	33,631	24,073	—	57,704
Communication services	14,176	27,423	—	41,599
Real estate	32,098	5,511	—	37,609
Preferred securities	2,580	—	—	2,580
Convertible stocks	22,573	—	—	22,573
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	119,191	—	119,191
Mortgage-backed obligations	—	87,757	95	87,852
Corporate bonds and notes	—	72,753	—	72,753
Other bonds & notes	—	13,507	184	13,691
Investment funds	38,448	—	—	38,448
Short-term securities	88,390	—	—	88,390
Total	$911,214	$876,570	$279	$1,788,063
Refer to the next page for footnote(s).

327	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$564	$—	$—	$564
Unrealized appreciation on open forward currency contracts	—	14	—	14
Unrealized appreciation on centrally cleared interest rate swaps	—	365	—	365
Unrealized appreciation on bilateral interest rate swaps	—	4	—	4
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(308)	—	—	(308)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$256	$376	$—	$632
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,478,234	$196,133	$—	$5,674,367
Industrials	2,242,986	84,301	—	2,327,287
Financials	2,102,470	—	— *	2,102,470
Health care	1,708,024	3,797	12,982	1,724,803
Consumer discretionary	1,341,611	74,693	721	1,417,025
Communication services	1,346,445	—	—	1,346,445
Materials	1,121,497	74,241	— *	1,195,738
Consumer staples	845,557	36,650	—	882,207
Utilities	376,748	—	—	376,748
Energy	347,856	—	697	348,553
Real estate	23,779	—	—	23,779
Preferred securities	—	—	64,850	64,850
Rights & warrants	—	—	— *	— *
Convertible stocks	39,491	—	—	39,491
Convertible bonds & notes	—	38,572	—	38,572
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,348,344	—	3,348,344
Corporate bonds and notes	—	2,604,907	409	2,605,316
Mortgage-backed obligations	—	2,179,816	—	2,179,816
Asset-backed obligations	—	463,329	—	463,329
Bonds & notes of governments & government agencies outside the U.S.	—	114,748	—	114,748
Loans	—	28,047	7,272	35,319
Municipals	—	21,749	—	21,749
Investment funds	747,469	—	—	747,469
Short-term securities	1,815,154	—	—	1,815,154
Total	$19,537,321	$9,269,327	$86,931	$28,893,579

American Funds Insurance Series	328

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,353	$—	$—	$11,353
Unrealized appreciation on centrally cleared interest rate swaps	—	5,295	—	5,295
Liabilities:
Unrealized depreciation on futures contracts	(4,637)	—	—	(4,637)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,078)	—	(1,078)
Total	$6,716	$4,217	$—	$10,933
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$48,187	$18,536	$—	$66,723
Industrials	21,001	18,451	—	39,452
Financials	13,868	23,713	—	37,581
Health care	24,781	6,344	—	31,125
Materials	20,930	2,238	—	23,168
Utilities	16,630	5,578	—	22,208
Consumer discretionary	9,801	8,324	—	18,125
Communication services	17,245	—	—	17,245
Consumer staples	7,214	7,750	—	14,964
Energy	10,202	1,719	—	11,921
Real estate	—	52	—	52
Preferred securities	1,337	—	—	1,337
Convertible stocks	4,211	—	—	4,211
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	56,737	—	56,737
Corporate bonds and notes	—	32,378	—	32,378
U.S. Treasury bonds & notes	—	31,345	—	31,345
Mortgage-backed obligations	—	21,869	—	21,869
Asset-backed obligations	—	2,865	—	2,865
Federal agency bonds & notes	—	204	—	204
Municipals	—	129	—	129
Investment funds	4,289	—	—	4,289
Short-term securities	35,149	—	—	35,149
Total	$234,845	$238,232	$—	$473,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$287	$—	$—	$287
Unrealized appreciation on open forward currency contracts	—	606	—	606
Unrealized appreciation on centrally cleared interest rate swaps	—	413	—	413
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(121)	—	—	(121)
Unrealized depreciation on open forward currency contracts	—	(191)	—	(191)
Unrealized depreciation on centrally cleared interest rate swaps	—	(210)	—	(210)
Unrealized depreciation on bilateral interest rate swaps	—	(89)	—	(89)
Total	$166	$531	$—	$697
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

329	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,708,727	$—	$3,708,727
U.S. Treasury bonds & notes	—	3,213,470	—	3,213,470
Mortgage-backed obligations	—	3,111,771	1,299	3,113,070
Asset-backed obligations	—	423,683	—	423,683
Bonds & notes of governments & government agencies outside the U.S.	—	190,057	—	190,057
Municipals	—	158,423	—	158,423
Loans	—	3,605	5,342	8,947
Common stocks	—	14	—	14
Short-term securities	487,263	—	—	487,263
Total	$487,263	$10,809,750	$6,641	$11,303,654
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(194,533)	—	(194,533)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,327	$—	$—	$17,327
Unrealized appreciation on open forward currency contracts	—	528	—	528
Unrealized appreciation on centrally cleared interest rate swaps	—	12,513	—	12,513
Unrealized appreciation on bilateral interest rate swaps	—	586	—	586
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(5,432)	—	—	(5,432)
Unrealized depreciation on open forward currency contracts	—	(223)	—	(223)
Unrealized depreciation on centrally cleared interest rate swaps	—	(805)	—	(805)
Unrealized depreciation on bilateral interest rate swaps	—	(9,985)	—	(9,985)
Unrealized depreciation on centrally cleared credit default swaps	—	(133)	—	(133)
Total	$11,895	$2,562	$—	$14,457
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	330

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$210,157	$—	$210,157
Japanese yen	—	58,904	—	58,904
British pounds	—	37,148	—	37,148
Brazilian reais	—	22,152	—	22,152
Canadian dollars	—	18,015	—	18,015
South Korean won	—	17,647	—	17,647
Peruvian nuevos soles	—	17,544	—	17,544
Australian dollars	—	17,334	—	17,334
Hungarian forints	—	13,905	—	13,905
Malaysian ringgits	—	11,821	—	11,821
Chinese yuan renminbi	—	10,544	—	10,544
Colombian pesos	—	8,469	—	8,469
Indian rupees	—	8,441	—	8,441
Mexican pesos	—	6,825	—	6,825
Danish kroner	—	6,002	—	6,002
South African rand	—	5,901	—	5,901
Indonesian rupiah	—	5,304	—	5,304
Czech korunas	—	4,467	—	4,467
Polish zloty	—	3,865	—	3,865
New Zealand dollars	—	3,488	—	3,488
Kazakhstani tenge	—	1,967	—	1,967
Chilean pesos	—	1,935	—	1,935
Turkish lira	—	1,659	—	1,659
Philippine pesos	—	1,169	—	1,169
U.S. dollars	—	524,994	510	525,504
Preferred securities	—	—	89	89
Common stocks	14	—	62	76
Investment funds	22,942	—	—	22,942
Short-term securities	120,184	2,158	—	122,342
Total	$143,140	$1,021,815	$661	$1,165,616

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on open forward currency contracts	—	3,026	—	3,026
Unrealized appreciation on centrally cleared interest rate swaps	—	4,421	—	4,421
Unrealized appreciation on centrally cleared credit default swaps	—	318	—	318
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	—	—	(1,426)
Unrealized depreciation on open forward currency contracts	—	(5,197)	—	(5,197)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,598)	—	(1,598)
Unrealized depreciation on bilateral interest rate swaps	—	(2,629)	—	(2,629)
Unrealized depreciation on centrally cleared credit default swaps	—	(322)	—	(322)
Total	$1,316	$(1,981)	$—	$(665)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

331	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$745,169	$145	$745,314
Loans	—	32,685	2,484	35,169
Mortgage-backed obligations	—	—	456	456
Municipals	—	143	—	143
Convertible bonds & notes	—	1,183	—	1,183
Common stocks	21,937	4,963	18,084	44,984
Preferred securities	—	—	—	—
Rights & warrants	—	102	—	102
Short-term securities	55,268	—	—	55,268
Total	$77,205	$784,245	$21,169	$882,619

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Liabilities:
Unrealized depreciation on futures contracts	(23)	—	—	(23)
Unrealized depreciation on centrally cleared credit default swaps	—	(769)	—	(769)
Total	$2	$(769)	$—	$(767)
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage-backed obligations	Common stocks	Preferred securities	Total
Beginning value at 1/1/2026	$148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	—	—	—	—	4
Purchases	—	187	—	891	—	1,078
Sales	(3)	(799)	(96)	(2,464)	(796)	(4,158)
Net realized gain (loss)	—	(309)	(3)	1,081	(261)	508
Unrealized appreciation (depreciation)	(4)	707	(25)	(2,104)	(656)	(2,082)
Transfers out of level 3*	—	—	—	—	—	—
Ending value at 6/30/2026	$145	$2,484	$456	$18,084	—	$21,169
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	$(390)	$304	$(26)	$(2,104)	$(656)	$(2,872)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in theavailability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

American Funds Insurance Series	332

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds & notes	$145	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	2,484	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obligations	456	Yield analysis	Yield	12%	12%	Decrease
Common stocks	18,084	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	4.8x - 10.8x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
	$21,169
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CAPEX = Capital expenditures
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$69,764	$—	$69,764
U.S. Treasury bonds & notes	—	9,228	—	9,228
Asset-backed obligations	—	1,888	—	1,888
Short-term securities	—	33,478	—	33,478
Total	$—	$114,358	$—	$114,358

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$273	$—	$—	$273
Unrealized appreciation on centrally cleared interest rate swaps	—	151	—	151
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Total	$155	$151	$—	$306
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

333	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$903,211	$—	$903,211
Mortgage-backed obligations	—	622,396	—	622,396
Federal agency bonds & notes	—	47,949	—	47,949
Short-term securities	—	371,426	—	371,426
Options purchased on futures (equity style)	1,870	—	—	1,870
Total	$1,870	$1,944,982	$—	$1,946,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,295	$—	$—	$2,295
Unrealized appreciation on centrally cleared interest rate swaps	—	15,451	—	15,451
Liabilities:
Value of options written (equity style)	(2,614)	—	—	(2,614)
Unrealized depreciation on futures contracts	(2,214)	—	—	(2,214)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,000)	—	(5,000)
Total	$(2,533)	$10,451	$—	$7,918
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk EUPAC Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	334

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, a fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; a fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

335	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	336

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.
When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

337	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	338

Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

339	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.

American Funds Insurance Series	340

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$34,316	$—	$35,547	$—
SMALLCAP World Fund	26,272	—	27,220	—
Growth Fund	322,896	—	330,785	—
EUPAC Fund	44,873	—	46,736	—
New World Fund	6,403	—	6,785	—
Washington Mutual Investors Fund	372	—	379	—
U.S. Small and Mid Cap Equity Fund	1,452	—	1,492	—
Capital World Growth and Income Fund	3,908	—	4,048	—
Growth-Income Fund	21,780	—	22,272	—
International Growth and Income Fund	82	—	87	—
Asset Allocation Fund	72,410	—	73,858	—
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, the unfunded bond commitments for Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder was $1,440,000, $1,192,000, $31,000 and $6,000, respectively, which would represents 0.01% for Asset Allocation Fund, 0.13% for American High-Income Trust, less than 0.01% for Capital Income Builder, and less than 0.01% Capital World Bond Fund, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $4,000 for Asset Allocation Fund and $3,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Net unrealized depreciation on these unfunded commitments was $11,000 for Asset Allocation Fund and $5,000 American High-Income Trust, and is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

341	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — The funds may enter into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

American Funds Insurance Series	342

Options on foreign currencies — The funds may enter into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

343	American Funds Insurance Series

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

American Funds Insurance Series	344

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$6,406	$18,425	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	161,157	759	$8,268	$5,569
Asset Allocation Fund	Not applicable	Not applicable	2,854,231	Not applicable	598,713	89,748
Global Balanced Fund	$14,132*	$3,733*	87,271	90,024	50,442	4,323
The Bond Fund of America	Not applicable	Not applicable	5,246,520	167,456	1,139,260	171,216
Capital World Bond Fund	108,179*	22,030*	940,026	667,589	690,669	69,400
American High-Income Trust	Not applicable	Not applicable	25,782	Not applicable	Not applicable	22,349
American Funds Mortgage Fund	Not applicable	Not applicable	98,794	Not applicable	3,202	Not applicable
U.S. Government Securities Fund	1,069,504	Not applicable	1,930,591	Not applicable	748,494	Not applicable
Managed Risk Growth Fund	748,943	Not applicable	129	Not applicable	Not applicable	Not applicable
Managed Risk EUPAC Fund	122,877	Not applicable	2	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	444,998	Not applicable	64	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,934,274	Not applicable	3,721	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	599,239	Not applicable	133	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$14	Unrealized depreciation[1]	$22
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	75	Unrealized depreciation on open forward currency contracts	101
			$89		$123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(36)	Net unrealized appreciation (depreciation) on futures contracts	$(15)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(134)	Net unrealized appreciation (depreciation) on forward currency contracts	(28)
			$(170)		$(43)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$564	Unrealized depreciation[1]	$308
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	365	Unrealized depreciation[1]	—
Swap (bilateral)	Interest	Bilateral swaps, at value	4	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	1	Unrealized depreciation[1]	3
			$948		$316

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,419)	Net unrealized appreciation (depreciation) on futures contracts	$535
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17)	Net unrealized appreciation (depreciation) on forward currency contracts	9
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	109
Swap	Credit	Net realized gain (loss) on swap contracts	72	Net unrealized appreciation (depreciation) on swap contracts	—
			$(2,340)		$653
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$11,353	Unrealized depreciation[1]	$4,637
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,295	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,078
			$16,648		$5,715

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(49,271)	Net unrealized appreciation (depreciation) on futures contracts	$10,860
Swap	Interest	Net realized gain (loss) on swap contracts	13,199	Net unrealized appreciation (depreciation) on swap contracts	1,752
Swap	Credit	Net realized gain (loss) on swap contracts	(768)	Net unrealized appreciation (depreciation) on swap contracts	(643)
			$(36,840)		$11,969
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$287	Unrealized depreciation[1]	$121
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	606	Unrealized depreciation on open forward currency contracts	191
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	413	Unrealized depreciation[1]	210
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	89
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	2	Unrealized depreciation[1]	—
			$1,308		$611

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(27)	Net unrealized appreciation (depreciation) on investments	$8
Options written (equity style)	Currency	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(37)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	— [2]	Net unrealized appreciation (depreciation) on options written	(4)
Futures	Interest	Net realized gain (loss) on futures contracts	(958)	Net unrealized appreciation (depreciation) on futures contracts	180
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	909	Net unrealized appreciation (depreciation) on forward currency contracts	468
Swap	Interest	Net realized gain (loss) on swap contracts	49	Net unrealized appreciation (depreciation) on swap contracts	52
Swap	Credit	Net realized gain (loss) on swap contracts	(40)	Net unrealized appreciation (depreciation) on swap contracts	5
			$(97)		$709
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$17,327	Unrealized depreciation[1]	$5,432
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	528	Unrealized depreciation on open forward currency contracts	223
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	12,513	Unrealized depreciation[1]	805
Swap (bilateral)	Interest	Bilateral swaps, at value	586	Bilateral swaps, at value	9,985
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	81	Unrealized depreciation[1]	133
			$31,035		$16,578

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(80,796)	Net unrealized appreciation (depreciation) on futures contracts	$20,477
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	3,469	Net unrealized appreciation (depreciation) on forward currency contracts	339
Swap	Interest	Net realized gain (loss) on swap contracts	5,297	Net unrealized appreciation (depreciation) on swap contracts	(563)
Swap	Credit	Net realized gain (loss) on swap contracts	208	Net unrealized appreciation (depreciation) on swap contracts	130
			$(71,822)		$20,383
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$1,426
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,026	Unrealized depreciation on open forward currency contracts	5,197
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	4,421	Unrealized depreciation[1]	1,598
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	2,629
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	318	Unrealized depreciation[1]	322
			$10,507		$11,172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(211)	Net unrealized appreciation (depreciation) on investments	$65
Options written (equity style)	Currency	Net realized gain (loss) on options written	54	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(278)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	(3)	Net unrealized appreciation (depreciation) on options written	(28)
Futures	Interest	Net realized gain (loss) on futures contracts	(9,139)	Net unrealized appreciation (depreciation) on futures contracts	1,332
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,972)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,141)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,638)	Net unrealized appreciation (depreciation) on swap contracts	2,405
Swap	Credit	Net realized gain (loss) on swap contracts	(509)	Net unrealized appreciation (depreciation) on swap contracts	173
			$(15,696)		$806
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$25	Unrealized depreciation[1]	$23
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	769
			$25		$792

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(335)	Net unrealized appreciation (depreciation) on futures contracts	$16
Swap	Credit	Net realized gain (loss) on swap contracts	19	Net unrealized appreciation (depreciation) on swap contracts	(606)
			$(316)		$(590)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$273	Unrealized depreciation[1]	$118
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	151	Unrealized depreciation[1]	—
			$424		$118

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,716)	Net unrealized appreciation (depreciation) on futures contracts	$287
Swap	Interest	Net realized gain (loss) on swap contracts	34	Net unrealized appreciation (depreciation) on swap contracts	25
			$(1,682)		$312
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,870	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,614
Futures	Interest	Unrealized appreciation[1]	2,295	Unrealized depreciation[1]	2,214
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	15,451	Unrealized depreciation[1]	5,000
			$19,616		$9,828

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(350)	Net unrealized appreciation (depreciation) on investments	$730
Options written (equity style)	Interest	Net realized gain (loss) on options written	204	Net unrealized appreciation (depreciation) on options written	(1,024)
Futures	Interest	Net realized gain (loss) on futures contracts	(22,324)	Net unrealized appreciation (depreciation) on futures contracts	1,295
Swap	Interest	Net realized gain (loss) on swap contracts	2,403	Net unrealized appreciation (depreciation) on swap contracts	(1,480)
			$(20,067)		$(479)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,668	Unrealized depreciation[3]	$—
Futures	Interest	Unrealized appreciation[1]	219	Unrealized depreciation[1]	—
			$1,887		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,165)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$350
Futures	Currency	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(2,188)	Net unrealized appreciation (depreciation) on futures contracts	211
			$ (6,384)		$561
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk EUPAC Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$438	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$450		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(754)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$168
Futures	Equity	Net realized gain (loss) on futures contracts	115	Net unrealized appreciation (depreciation) on futures contracts	(1)
			$ (639)		$167
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$760	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	116	Unrealized depreciation[1]	—
			$876		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,320)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($154 )
Futures	Currency	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(884)	Net unrealized appreciation (depreciation) on futures contracts	115
			$ (3,221)		$ (39)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$9,165	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	1,180	Unrealized depreciation[1]	—
			$10,345		$ —

Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(25,807)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($1,611 )
Futures	Currency	Net realized gain (loss) on futures contracts	(117)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	819	Net unrealized appreciation (depreciation) on futures contracts	1,134
			$ (25,105)		$ (477)
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,341	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	174	Unrealized depreciation[1]	—
			$1,515		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,565)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$862
Futures	Currency	Net realized gain (loss) on futures contracts	(29)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,096)	Net unrealized appreciation (depreciation) on futures contracts	166
			$ (6,690)		$1,028
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Insurance Series	352

Rights of offset — Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$7	$ (7)	$ —	$ —	$ —
Goldman Sachs	9	(9)	—	—	—
Morgan Stanley	47	(28)	—	—	19
UBS AG	12	—	—	—	12
Total	$75	$ (44)	$ —	$ —	$31
Liabilities:
Bank of America	$8	$ —	$ —	$ —	$8
Citibank	49	(7)	—	—	42
Goldman Sachs	11	(9)	—	—	2
HSBC Bank	5	—	—	—	5
JPMorgan Chase	— †	—	—	—	— †
Morgan Stanley	28	(28)	—	—	—
Total	$101	$ (44)	$ —	$ —	$57
Capital Income Builder
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$4	$ —	$ —	$ —	$4
HSBC Bank	14	(2)	—	—	12
UBS AG	— †	—	—	—	— †
Total	$18	$ (2)	$ —	$ —	$16
Liabilities:
Goldman Sachs	$3	$ —	$ —	$ —	$3
HSBC Bank	2	(2)	—	—	—
Total	$5	$ (2)	$ —	$ —	$3
Refer to the end of the table(s) for footnote(s).

353	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1	$ (1)	$ —	$ —	$ —
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	67	(46)	—	—	21
Citibank	151	(86)	(65)	—	—
Goldman Sachs	148	(39)	—	—	109
HSBC Bank	29	(13)	—	—	16
JPMorgan Chase	29	(6)	—	—	23
Morgan Stanley	84	(14)	—	(70)	—
RBC Capital Markets	43	(6)	—	—	37
Standard Chartered Bank	47	(36)	—	—	11
Total	$606	$ (247)	$ (65)	$ (70)	$224
Liabilities:
Bank of America	$34	$ (1)	$ (19)	$ —	$14
Barclays Bank PLC	46	(46)	—	—	—
Citibank	86	(86)	—	—	—
Goldman Sachs	39	(39)	—	—	—
HSBC Bank	13	(13)	—	—	—
JPMorgan Chase	6	(6)	—	—	—
Morgan Stanley	14	(14)	—	—	—
RBC Capital Markets	6	(6)	—	—	—
Standard Chartered Bank	36	(36)	—	—	—
Total	$280	$ (247)	$ (19)	$ —	$14
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$52	$ (52)	$ —	$ —	$ —
Barclays Bank PLC	86	(86)	—	—	—
Citibank	100	(7)	(93)	—	—
Goldman Sachs	876	(876)	—	—	—
Total	$1,114	$ (1,021)	$ (93)	$ —	$ —
Liabilities:
Bank of America	$812	$ (52)	$ (760)	$ —	$ —
Barclays Bank PLC	2,846	(86)	(2,760)	—	—
BNP Paribas	3,217	—	(3,217)	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	3,163	(876)	(2,287)	—	—
Morgan Stanley	40	—	—	—	40
RBC Capital Markets	123	—	—	—	123
Total	$10,208	$ (1,021)	$ (9,024)	$ —	$163
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$255	$ (255)	$ —	$ —	$ —
Bank of New York Mellon	23	(5)	—	—	18
Barclays Bank PLC	549	(85)	—	—	464
BNP Paribas	116	(106)	—	—	10
Citibank	437	(437)	—	—	—
Goldman Sachs	251	(251)	—	—	—
HSBC Bank	100	(100)	—	—	—
JPMorgan Chase	41	(41)	—	—	—
Morgan Stanley	465	(465)	—	—	—
Standard Chartered Bank	361	(361)	—	—	—
UBS AG	462	(462)	—	—	—
Total	$3,151	$ (2,659)	$ —	$ —	$492
Liabilities:
Bank of America	$723	$ (255)	$ (268)	$ —	$200
Bank of New York Mellon	5	(5)	—	—	—
Barclays Bank PLC	85	(85)	—	—	—
BNP Paribas	106	(106)	—	—	—
Citibank	579	(437)	(142)	—	—
Goldman Sachs	905	(251)	(654)	—	—
HSBC Bank	140	(100)	—	—	40
JPMorgan Chase	125	(41)	—	—	84
Morgan Stanley	967	(465)	(261)	—	241
Standard Chartered Bank	503	(361)	(142)	—	—
UBS AG	484	(462)	—	—	22
Total	$5,510	$ (2,659)	$ (2,264)	$ —	$587
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

355	American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$467	$40	$26
Capital Income Builder	265	—	12
EUPAC Fund	391	92	— *
SMALLCAP World Fund	647	1	39
Growth Fund	551	12	26
New World Fund	35	11	1
Capital World Growth and Income Fund	47	15	5
International Growth and Income Fund	245	21	16
Asset Allocation Fund	130	6	—
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2025:
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	4,594,900	569,231	33,325,893	2,095,721	1,966,057	5,081,469
Gross unrealized depreciation on investments	(466,886)	(92,631)	(1,111,042)	(311,526)	(121,078)	(149,784)
Net unrealized appreciation (depreciation) on investments	4,128,014	476,600	32,214,851	1,784,195	1,844,979	4,931,685
Cost of investments	6,586,612	2,081,681	25,034,486	5,778,718	2,666,776	7,394,159

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward*	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
As of June 30, 2026:
Gross unrealized appreciation on investments	20,851	1,013,367	22,380,343	163,637	505,443	9,095,796
Gross unrealized depreciation on investments	(5,986)	(54,061)	(496,449)	(10,622)	(32,587)	(698,933)
Net unrealized appreciation (depreciation) on investments	14,865	959,306	21,883,894	153,015	472,856	8,396,863
Cost of investments	93,627	1,250,305	24,131,426	295,802	1,315,844	20,515,571

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2025:
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward*	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
As of June 30, 2026:
Gross unrealized appreciation on investments	106,411	117,071	31,713	43,653	1,001	2
Gross unrealized depreciation on investments	(13,382)	(253,531)	(70,394)	(42,884)	(1,360)	(24)
Net unrealized appreciation (depreciation) on investments	93,029	(136,460)	(38,681)	769	(359)	(22)
Cost of investments	380,520	11,258,411	1,208,557	882,730	115,023	298,723

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$24,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward*	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	22,459	103,322	25,674	54,708	311,505	159,580
Gross unrealized depreciation on investments	(58,877)	(38,459)	(17,547)	(25,653)	(89,113)	(39,775)
Net unrealized appreciation (depreciation) on investments	(36,418)	64,863	8,127	29,055	222,392	119,805
Cost of investments	1,982,408	426,357	103,411	274,512	1,858,865	1,333,675
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

357	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,191	$538,597	$565,788	$66,139	$455,982	$522,121
Class 1A	553	11,411	11,964	749	2,766	3,515
Class 2	22,557	477,652	500,209	53,132	443,236	496,368
Class 4	7,824	174,764	182,588	14,879	130,403	145,282
Total	$58,125	$1,202,424	$1,260,549	$134,899	$1,032,387	$1,167,286
SMALLCAP World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,823	$23,695	$27,518	$3,919	$19,199	$23,118
Class 1A	144	898	1,042	20	126	146
Class 2	39,109	244,964	284,073	5,919	39,094	45,013
Class 4	9,552	60,786	70,338	766	7,316	8,082
Total	$52,628	$330,343	$382,971	$10,624	$65,735	$76,359
Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$156,515	$2,077,012	$2,233,527	$283,031	$1,543,000	$1,826,031
Class 1A	3,013	42,419	45,432	4,439	26,100	30,539
Class 2	123,471	1,758,281	1,881,752	243,730	1,433,339	1,677,069
Class 3	1,616	22,629	24,245	3,240	18,878	22,118
Class 4	44,070	661,980	706,050	69,855	421,011	490,866
Total	$328,685	$4,562,321	$4,891,006	$604,295	$3,442,328	$4,046,623
EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$69,277	$221,517	$290,794	$49,061	$—	$49,061
Class 1A	448	1,454	1,902	205	—	205
Class 2	80,139	260,868	341,007	44,060	—	44,060
Class 3	388	1,255	1,643	210	—	210
Class 4	14,444	47,657	62,101	6,153	—	6,153
Total	$164,696	$532,751	$697,447	$99,689	$—	$99,689

American Funds Insurance Series	358

New World Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$21,568	$142,893	$164,461	$32,320	$71,532	$103,852
Class 1A	432	2,940	3,372	369	453	822
Class 2	9,379	64,628	74,007	11,967	31,619	43,586
Class 4	9,891	70,834	80,725	11,031	33,694	44,725
Total	$41,270	$281,295	$322,565	$55,687	$137,298	$192,985
Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,095	$555,600	$578,695	$131,443	$397,175	$528,618
Class 1A	130	3,499	3,629	661	2,103	2,764
Class 2	10,272	278,445	288,717	57,467	193,815	251,282
Class 4	7,522	226,676	234,198	36,815	127,802	164,617
Total	$41,019	$1,064,220	$1,105,239	$226,386	$720,895	$947,281
U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$364	$— †	$364
Class 1A	—	—	—	— †	— †	— †
Class 2	—	—	—	— †	— †	— †
Class 4	—	—	—	33	— †	33
Total	$—	$—	$—	$397	$— †	$397
Capital World Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,750	$50,757	$55,507	$9,542	$21,740	$31,282
Class 1A	93	1,050	1,143	157	363	520
Class 2	8,271	93,230	101,501	14,202	37,773	51,975
Class 4	2,921	34,352	37,273	4,099	11,256	15,355
Total	$16,035	$179,389	$195,424	$28,000	$71,132	$99,132
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$413,355	$1,514,751	$1,928,106	$512,210	$3,878,399	$4,390,609
Class 1A	3,104	11,429	14,533	901	7,252	8,153
Class 2	227,632	856,200	1,083,832	257,694	2,211,126	2,468,820
Class 3	2,475	9,252	11,727	2,899	23,742	26,641
Class 4	55,525	213,308	268,833	50,309	470,380	520,689
Total	$702,091	$2,604,940	$3,307,031	$824,013	$6,590,899	$7,414,912
International Growth and Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$247	$—	$247	$835	$—	$835
Class 1A	55	—	55	211	—	211
Class 2	1,150	—	1,150	4,052	—	4,052
Class 4	1,460	—	1,460	4,102	—	4,102
Total	$2,912	$—	$2,912	$9,200	$—	$9,200
Capital Income Builder
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,466	$29,627	$39,093	$25,206	$—	$25,206
Class 1A	154	546	700	416	—	416
Class 2	233	820	1,053	618	—	618
Class 4	6,934	27,788	34,722	19,776	—	19,776
Total	$16,787	$58,781	$75,568	$46,016	$—	$46,016
Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$127,517	$1,607,048	$1,734,565	$438,651	$1,019,238	$1,457,889
Class 1A	469	6,200	6,669	1,307	2,795	4,102
Class 2	33,914	450,464	484,378	111,878	280,960	392,838
Class 3	281	3,666	3,947	884	2,081	2,965
Class 4	55,096	769,847	824,943	166,513	445,526	612,039
Total	$217,277	$2,837,225	$3,054,502	$719,233	$1,750,600	$2,469,833
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

American Funds Global Balanced Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$680	$5,274	$5,954	$1,498	$3,585	$5,083
Class 1A	30	245	275	60	152	212
Class 2	978	8,060	9,038	1,941	5,617	7,558
Class 4	1,409	12,199	13,608	2,293	6,279	8,572
Total	$3,097	$25,778	$28,875	$5,792	$15,633	$21,425
The Bond Fund of America
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$50,387	$—	$50,387	$302,949	$—	$302,949
Class 1A	2,415	—	2,415	12,103	—	12,103
Class 2	18,814	—	18,814	115,204	—	115,204
Class 4	10,357	—	10,357	56,394	—	56,394
Total	$81,973	$—	$81,973	$486,650	$—	$486,650
Capital World Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,856	$—	$2,856	$19,172	$—	$19,172
Class 1A	315	—	315	837	—	837
Class 2	6,894	—	6,894	22,086	—	22,086
Class 4	788	—	788	2,211	—	2,211
Total	$10,853	$—	$10,853	$44,306	$—	$44,306
American High-Income Trust
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,079	$—	$1,079	$16,430	$—	$16,430
Class 1A	179	—	179	438	—	438
Class 2	7,473	—	7,473	34,271	—	34,271
Class 3	107	—	107	495	—	495
Class 4	3,355	—	3,355	12,704	—	12,704
Total	$12,193	$—	$12,193	$64,338	$—	$64,338
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

American Funds Mortgage Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$—	$13	$803	$—	$803
Class 1A	30	—	30	136	—	136
Class 2	360	—	360	1,703	—	1,703
Class 4	551	—	551	2,473	—	2,473
Total	$954	$—	$954	$5,115	$—	$5,115
Ultra-Short Bond Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$235	$—	$235	$1,510	$—	$1,510
Class 1A	— †	— †	— †	5	—	5
Class 2	1,351	—	1,351	9,131	—	9,131
Class 3	23	—	23	156	—	156
Class 4	336	—	336	2,138	—	2,138
Total	$1,945	$—	$1,945	$12,940	$—	$12,940
U.S. Government Securities Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,039	$—	$2,039	$11,629	$—	$11,629
Class 1A	2,327	—	2,327	12,377	—	12,377
Class 2	7,553	—	7,553	44,749	—	44,749
Class 3	35	—	35	212	—	212
Class 4	1,908	—	1,908	10,129	—	10,129
Total	$13,862	$—	$13,862	$79,096	$—	$79,096
Managed Risk Growth Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$54	$848	$902	$248	$558	$806
Class P2	1,721	30,268	31,989	6,657	21,164	27,821
Total	$1,775	$31,116	$32,891	$6,905	$21,722	$28,627
Managed Risk EUPAC Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$31	$—	$31	$30	$—	$30
Class P2	1,398	—	1,398	1,450	—	1,450
Total	$1,429	$—	$1,429	$1,480	$—	$1,480
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42	$—	$42	$58	$—	$58
Class P2	4,240	—	4,240	5,902	—	5,902
Total	$4,282	$—	$4,282	$5,960	$—	$5,960
Managed Risk Growth-Income Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$22,465	$249,850	$272,315	$42,231	$70,237	$112,468
Class P2	3,009	34,713	37,722	5,433	10,214	15,647
Total	$25,474	$284,563	$310,037	$47,664	$80,451	$128,115
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$209	$973	$1,182	$348	$722	$1,070
Class P2	23,223	111,426	134,649	46,064	121,132	167,196
Total	$23,432	$112,399	$135,831	$46,412	$121,854	$168,266
†
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2026, total investment advisory services fees waived by CRMC were $29,014,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

363	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2026, before waiver	For the six months ended June 30, 2026, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.371%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund*	.500	.272	.6	55.0	.300	.300
International Fund	.478	.430	15.0	21.0	.478	.458
New World Fund	.577	.510	15.0	15.0	.577	.503
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.224
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.247	.247
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.426
The Bond Fund of America	.352	.320	15.0	15.0	.352	.199
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.296
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.212
Managed Risk Growth Fund	.100		all		.100	.100
Managed Risk EUPAC Fund	.100		all		.100	.100
Managed Risk Washington Mutual Investors Fund	.100		all		.100	.100
Managed Risk Growth-Income Fund	.100		all		.100	.100
Managed Risk Asset Allocation Fund	.100		all		.100	.100
*
At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $0.6 billion of daily net assets and decreasing to 0.275% on such assets in excess of $44.0 billion. On March 5, 2026 the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2026, decreasing the annual rate to 0.272% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	364

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with The Bank of New York Mellon (“BNY“) under which the fund compensates BNY for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$651
Class 1A	$—	$105	13
Class 2	4,797	Not applicable	575
Class 4	1,664	1,664	200
Total class-specific expenses	$6,461	$1,769	$1,439
SMALLCAP World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$85
Class 1A	$—	$9	1
Class 2	2,228	Not applicable	267
Class 4	534	534	64
Total class-specific expenses	$2,762	$543	$417

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,727
Class 1A	$—	$604	72
Class 2	26,080	Not applicable	3,129
Class 3	251	Not applicable	42
Class 4	9,141	9,141	1,097
Total class-specific expenses	$35,472	$9,745	$8,067
EUPAC Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$495
Class 1A	$—	$23	3
Class 2	4,455	Not applicable	535
Class 3	16	Not applicable	2
Class 4	776	776	93
Total class-specific expenses	$5,247	$799	$1,128

365	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$328
Class 1A	$—	$49	6
Class 2	1,218	Not applicable	146
Class 4	1,293	1,293	155
Total class-specific expenses	$2,511	$1,342	$635
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$954
Class 1A	$—	$48	6
Class 2	3,885	Not applicable	466
Class 4	3,030	3,031	364
Total class-specific expenses	$6,915	$3,079	$1,790

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$13
Class 1A	$—	$—	— *
Class 2	—	Not applicable	— *
Class 4	20	22	3
Total class-specific expenses	$20	$22	$16
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$15	2
Class 2	1,379	Not applicable	165
Class 4	479	479	57
Total class-specific expenses	$1,858	$494	$317

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,864
Class 1A	$—	$118	14
Class 2	17,842	Not applicable	2,141
Class 3	144	Not applicable	24
Class 4	4,222	4,222	507
Total class-specific expenses	$22,208	$4,340	$6,550
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$12	1
Class 2	220	Not applicable	26
Class 4	270	270	33
Total class-specific expenses	$490	$282	$66

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$129
Class 1A	$—	$20	2
Class 2	30	Not applicable	4
Class 4	1,010	1,010	121
Total class-specific expenses	$1,040	$1,030	$256
Refer to the end of the table(s) for footnote(s).
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,367
Class 1A	$—	$73	9
Class 2	5,443	Not applicable	653
Class 3	32	Not applicable	5
Class 4	9,105	9,105	1,093
Total class-specific expenses	$14,580	$9,178	$4,127

American Funds Insurance Series	366

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$5	1
Class 2	185	Not applicable	22
Class 4	261	262	31
Total class-specific expenses	$446	$267	$69
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,008
Class 1A	$—	$390	47
Class 2	3,284	Not applicable	394
Class 4	1,817	1,817	218
Total class-specific expenses	$5,101	$2,207	$1,667

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$39	5
Class 2	915	Not applicable	110
Class 4	103	103	12
Total class-specific expenses	$1,018	$142	$200
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$24
Class 1A	$—	$13	1
Class 2	650	Not applicable	78
Class 3	7	Not applicable	1
Class 4	316	316	38
Total class-specific expenses	$973	$329	$142

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1
Class 1A	$—	$4	1
Class 2	49	Not applicable	6
Class 4	79	79	10
Total class-specific expenses	$128	$83	$18
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	261	Not applicable	31
Class 3	3	Not applicable	1
Class 4	73	73	9
Total class-specific expenses	$337	$73	$46

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$381	46
Class 2	1,274	Not applicable	153
Class 3	4	Not applicable	— *
Class 4	325	325	39
Total class-specific expenses	$1,603	$706	$277
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$17
Class P2	$590	590
Total class-specific expenses	$590	$607

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Managed Risk EUPAC Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$137	137
Total class-specific expenses	$137	$139
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$377	377
Total class-specific expenses	$377	$381

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,247
Class P2	$314	314
Total class-specific expenses	$314	$2,561
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$1,790	1,790
Total class-specific expenses	$1,790	$1,806
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk EUPAC Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	368

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$16	$11	$27
SMALLCAP World Fund	5	2	7
Growth Fund	93	63	156
EUPAC Fund	13	8	21
New World Fund	7	5	12
Washington Mutual Investors Fund	21	13	34
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	4	2	6
Growth-Income Fund	76	50	126
International Growth and Income Fund	1	— *	1
Capital Income Builder	3	2	5
Asset Allocation Fund	48	31	79
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	20	12	32
Capital World Bond Fund	3	1	4
American High-Income Trust	2	1	3
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	— *	1
U.S. Government Securities Fund	3	2	5
Managed Risk Growth Fund	— *	1	1
Managed Risk EUPAC Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	2	6
Managed Risk Asset Allocation Fund	2	2	4
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

369	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$200,266	$27,685	$4,127
SMALLCAP World Fund	39,353	105,473	62,345
Growth Fund	587,360	486,255	36,753
EUPAC Fund	629,264	302,496	78,474
New World Fund	26,646	28,372	9,049
Washington Mutual Investors Fund	113,881	101,246	28,073
U.S. Small and Mid Cap Equity Fund	241	1	—*
Capital World Growth and Income Fund	15,762	36,224	6,482
Growth-Income Fund	2,939,350	2,250,742	523,270
International Growth and Income Fund	3,218	4,753	483
Capital Income Builder	26,596	23,776	3,843
Asset Allocation Fund	65,877	282,569	93,535
American Funds Global Balanced Fund	5,041	1,876	535
American High-Income Trust	—	203	9
*
Amount less than one thousand.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

SMALLCAP World Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations.  None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2026.

American Funds Insurance Series	370

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$191,728	4,638	$565,787	13,689	$(323,147)	(7,858)	$434,368	10,469
Class 1A	25,867	636	11,963	292	(4,327)	(102)	33,503	826
Class 2	25,079	623	500,209	12,354	(348,948)	(8,617)	176,340	4,360
Class 4	103,033	2,594	182,589	4,590	(73,652)	(1,844)	211,970	5,340
Total net increase (decrease)	$345,707	8,491	$1,260,548	30,925	$(750,074)	(18,421)	$856,181	20,995
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
SMALLCAP World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$23,986	1,139	$27,145	1,396	$(694,141)	(31,586)	$(643,010)	(29,051)
Class 1A	813	40	1,042	55	(915)	(45)	940	50
Class 2	14,744	752	284,073	15,791	(160,757)	(8,182)	138,060	8,361
Class 4	35,122	1,796	70,338	3,927	(34,076)	(1,747)	71,384	3,976
Total net increase (decrease)	$74,665	3,727	$382,598	21,169	$(889,889)	(41,560)	$(432,626)	(16,664)
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$792,126	5,801	$2,231,914	15,989	$(1,282,412)	(9,115)	$1,741,628	12,675
Class 1A	61,450	445	45,432	331	(16,334)	(116)	90,548	660
Class 2	265,156	1,959	1,881,752	13,731	(1,380,385)	(10,062)	766,523	5,628
Class 3	1,414	10	24,244	172	(23,861)	(169)	1,797	13
Class 4	645,083	4,895	706,051	5,340	(220,729)	(1,675)	1,130,405	8,560
Total net increase (decrease)	$1,765,229	13,110	$4,889,393	35,563	$(2,923,721)	(21,137)	$3,730,901	27,536
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
EUPAC Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$72,561	3,074	$290,795	12,317	$(733,491)	(30,529)	$(370,135)	(15,138)
Class 1A	3,427	148	1,903	81	(1,669)	(71)	3,661	158
Class 2	77,211	3,295	341,006	14,536	(352,596)	(15,045)	65,621	2,786
Class 3	408	17	1,642	69	(1,044)	(43)	1,006	43
Class 4	57,202	2,488	62,101	2,701	(41,395)	(1,787)	77,908	3,402
Total net increase (decrease)	$210,809	9,022	$697,447	29,704	$(1,130,195)	(47,475)	$(221,939)	(8,749)
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$87,282	2,527	$164,460	4,630	$(225,834)	(6,518)	$25,908	639
Class 1A	12,371	360	3,372	96	(1,658)	(49)	14,085	407
Class 2	49,618	1,456	74,007	2,116	(112,279)	(3,306)	11,346	266
Class 4	80,352	2,383	80,725	2,335	(86,086)	(2,549)	74,991	2,169
Total net increase (decrease)	$229,623	6,726	$322,564	9,177	$(425,857)	(12,422)	$126,330	3,481
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$62,379	3,400	$577,037	32,861	$(449,552)	(24,539)	$189,864	11,722
Class 1A	1,821	99	3,629	208	(947)	(52)	4,503	255
Class 2	42,532	2,364	288,717	16,844	(210,712)	(11,750)	120,537	7,458
Class 4	164,793	9,366	234,198	13,883	(84,056)	(4,758)	314,935	18,491
Total net increase (decrease)	$271,525	15,229	$1,103,581	63,796	$(745,267)	(41,099)	$629,839	37,926
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
U.S. Small and Mid Cap Equity Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$8,453	715	$—	—	$(18,376)	(1,539)	$(9,923)	(824)
Class 1A	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 4	8,788	733	—	—	(1,491)	(125)	7,297	608
Total net increase (decrease)	$17,241	1,448	$—	—	$(19,867)	(1,664)	$(2,626)	(216)
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$28,398	1,501	$54,353	2,766	$(105,904)	(5,418)	$(23,153)	(1,151)
Class 1A	265	14	1,143	59	(983)	(51)	425	22
Class 2	10,273	529	101,501	5,189	(114,476)	(5,915)	(2,702)	(197)
Class 4	30,376	1,616	37,274	1,969	(30,719)	(1,631)	36,931	1,954
Total net increase (decrease)	$69,312	3,660	$194,271	9,983	$(252,082)	(13,015)	$11,501	628
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$189,305	2,775	$1,926,726	27,576	$(1,662,977)	(23,932)	$453,054	6,419
Class 1A	145,729	2,010	14,532	210	(4,729)	(68)	155,532	2,152
Class 2	70,385	1,045	1,083,832	15,887	(1,038,402)	(15,285)	115,815	1,647
Class 3	172	3	11,728	167	(14,802)	(210)	(2,902)	(40)
Class 4	203,069	3,071	268,832	4,044	(150,469)	(2,283)	321,432	4,832
Total net increase (decrease)	$608,660	8,904	$3,305,650	47,884	$(2,871,379)	(41,778)	$1,042,931	15,010
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,989	413	$247	16	$(11,367)	(764)	$(5,131)	(335)
Class 1A	299	21	55	4	(1,859)	(131)	(1,505)	(106)
Class 2	3,748	267	1,150	78	(19,285)	(1,372)	(14,387)	(1,027)
Class 4	43,846	3,170	1,460	100	(22,168)	(1,618)	23,138	1,652
Total net increase (decrease)	$53,882	3,871	$2,912	198	$(54,679)	(3,885)	$2,115	184
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$42,633	2,824	$39,093	2,618	$(59,601)	(3,989)	$22,125	1,453
Class 1A	653	44	700	47	(678)	(45)	675	46
Class 2	1,232	82	1,053	71	(953)	(64)	1,332	89
Class 4	53,694	3,579	34,722	2,329	(56,245)	(3,754)	32,171	2,154
Total net increase (decrease)	$98,212	6,529	$75,568	5,065	$(117,477)	(7,852)	$56,303	3,742
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$147,158	5,357	$1,734,565	65,332	$(1,119,129)	(40,143)	$762,594	30,546
Class 1A	4,162	150	6,670	253	(2,089)	(76)	8,743	327
Class 2	37,916	1,384	484,378	18,601	(340,717)	(12,435)	181,577	7,550
Class 3	415	15	3,946	149	(1,758)	(63)	2,603	101
Class 4	160,635	5,949	824,943	32,074	(416,832)	(15,356)	568,746	22,667
Total net increase (decrease)	$350,286	12,855	$3,054,502	116,409	$(1,880,525)	(68,073)	$1,524,263	61,191
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,202	350	$5,955	410	$(9,988)	(683)	$1,169	77
Class 1A	487	34	275	19	(688)	(46)	74	7
Class 2	3,192	217	9,038	627	(11,480)	(787)	750	57
Class 4	26,021	1,797	13,606	964	(18,121)	(1,268)	21,506	1,493
Total net increase (decrease)	$34,902	2,398	$28,874	2,020	$(40,277)	(2,784)	$23,499	1,634
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$412,980	43,340	$50,159	5,291	$(628,324)	(65,917)	$(165,185)	(17,286)
Class 1A	43,650	4,615	2,415	257	(4,728)	(497)	41,337	4,375
Class 2	48,055	5,134	18,814	2,021	(167,896)	(17,904)	(101,027)	(10,749)
Class 4	142,192	15,275	10,357	1,120	(55,607)	(5,976)	96,942	10,419
Total net increase (decrease)	$646,877	68,364	$81,745	8,689	$(856,555)	(90,294)	$(127,933)	(13,241)
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$30,955	3,042	$2,856	283	$(339,858)	(33,361)	$(306,047)	(30,036)
Class 1A	5,055	502	315	32	(1,349)	(135)	4,021	399
Class 2	57,194	5,698	6,894	692	(79,794)	(7,936)	(15,706)	(1,546)
Class 4	11,607	1,174	788	80	(7,423)	(756)	4,972	498
Total net increase (decrease)	$104,811	10,416	$10,853	1,087	$(428,424)	(42,188)	$(312,760)	(30,685)
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,291	348	$1,025	109	$(183,464)	(19,753)	$(179,148)	(19,296)
Class 1A	5,617	599	179	20	(817)	(87)	4,979	532
Class 2	10,616	1,157	7,473	816	(37,365)	(4,075)	(19,276)	(2,102)
Class 3	168	18	107	11	(613)	(65)	(338)	(36)
Class 4	70,601	6,792	3,355	323	(28,875)	(2,790)	45,081	4,325
Total net increase (decrease)	$90,293	8,914	$12,139	1,279	$(251,134)	(26,770)	$(148,702)	(16,577)
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$133	14	$13	2	$(17,146)	(1,830)	$(17,000)	(1,814)
Class 1A	337	36	30	3	(394)	(42)	(27)	(3)
Class 2	1,229	132	360	39	(2,678)	(287)	(1,089)	(116)
Class 4	7,731	840	551	60	(8,665)	(947)	(383)	(47)
Total net increase (decrease)	$9,430	1,022	$954	104	$(28,883)	(3,106)	$(18,499)	(1,980)
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$9,598	843	$235	20	$(7,857)	(692)	$1,976	171
Class 1A	—	—	— †	— †	(118)	(10)	(118)	(10)
Class 2	35,089	3,203	1,351	124	(49,096)	(4,481)	(12,656)	(1,154)
Class 3	171	16	23	2	(209)	(19)	(15)	(1)
Class 4	41,607	3,774	336	31	(44,603)	(4,039)	(2,660)	(234)
Total net increase (decrease)	$86,465	7,836	$1,945	177	$(101,883)	(9,241)	$(13,473)	(1,228)
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— †	—	—	5	— †
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$43,690	4,425	$1,960	200	$(36,784)	(3,717)	$8,866	908
Class 1A	19,285	1,961	2,327	239	(4,937)	(499)	16,675	1,701
Class 2	60,464	6,218	7,553	782	(90,957)	(9,326)	(22,940)	(2,326)
Class 3	36	3	36	4	(324)	(33)	(252)	(26)
Class 4	45,855	4,717	1,908	198	(29,906)	(3,079)	17,857	1,836
Total net increase (decrease)	$169,330	17,324	$13,784	1,423	$(162,908)	(16,654)	$20,206	2,093
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$329	23	$902	65	$(1,437)	(102)	$(206)	(14)
Class P2	3,634	265	31,989	2,314	(37,646)	(2,695)	(2,023)	(116)
Total net increase (decrease)	$3,963	288	$32,891	2,379	$(39,083)	(2,797)	$(2,229)	(130)
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Managed Risk EUPAC Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$21	2	$31	3	$(235)	(23)	$(183)	(18)
Class P2	538	54	1,398	135	(15,046)	(1,526)	(13,110)	(1,337)
Total net increase (decrease)	$559	56	$1,429	138	$(15,281)	(1,549)	$(13,293)	(1,355)
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$135	10	$42	3	$(139)	(10)	$38	3
Class P2	816	63	4,240	327	(26,917)	(2,088)	(21,861)	(1,698)
Total net increase (decrease)	$951	73	$4,282	330	$(27,056)	(2,098)	$(21,823)	(1,695)
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$24,969	1,722	$272,315	19,834	$(150,614)	(10,035)	$146,670	11,521
Class P2	1,887	127	37,722	2,772	(27,050)	(1,829)	12,559	1,070
Total net increase (decrease)	$26,856	1,849	$310,037	22,606	$(177,664)	(11,864)	$159,229	12,591
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$95	7	$1,182	91	$(367)	(27)	$910	71
Class P2	6,026	454	134,649	10,720	(129,828)	(9,830)	10,847	1,344
Total net increase (decrease)	$6,121	461	$135,831	10,811	$(130,195)	(9,857)	$11,757	1,415
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,011,018	$2,161,926	$10,064,037	$5,048,132	$1,355,894	$1,784,090
Sales of investment securities*	3,297,006	2,934,629	11,133,923	6,093,110	1,601,583	2,237,263
Non-U.S. taxes paid on dividend income	4,335	1,972	3,829	9,028	4,222	749
Non-U.S. taxes paid on interest income	12	—	—	—	44	—
Non-U.S. taxes paid on realized gains	717	9,713	—	14,332	6,769	—
Non-U.S. taxes provided on unrealized appreciation	1,012	5,270	—	2,163	7,782	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$67,317	$524,287	$10,327,906	$152,310	$559,960	$6,447,677
Sales of investment securities*	71,469	730,621	12,545,110	164,844	565,418	9,151,855
Non-U.S. taxes paid on dividend income	—	1,375	3,507	505	1,406	2,089
Non-U.S. taxes paid on interest income	—	—	—	1	1	—
Non-U.S. taxes paid on realized gains	—	178	—	45	172	—
Non-U.S. taxes provided on unrealized appreciation	—	293	—	148	136	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$152,594	$5,889,277	$749,966	$225,331	$156,084	$—
Sales of investment securities*	163,325	6,358,877	1,010,793	231,810	184,572	—
Non-U.S. taxes paid on dividend income	256	— †	—	6	—	—
Non-U.S. taxes paid on interest income	2	—	55	—	—	—
Non-U.S. taxes paid on realized gains	21	—	86	—	—	—
Non-U.S. taxes provided on unrealized appreciation	88	—	131	—	—	—

Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$925,917	$66,345	$15,350	$35,800	$267,325	$186,551
Sales of investment securities*	1,114,335	62,823	19,967	36,448	282,463	143,252
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

As of June 30, 2026, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series	382

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2026[4,5]	$38.79	$.26	$8.32	$8.58	$(.26 )	$(5.22)	$(5.48)	$41.89	22.31%[6]	$4,882	.52%[7]	.42%[7]	1.26%[7]
12/31/2025	36.91	.44	6.92	7.36	(.60 )	(4.88)	(5.48)	38.79	21.98	4,115.52		.42	1.18
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
6/30/2026[4,5]	38.47	.22	8.24	8.46	(.25 )	(5.22)	(5.47)	41.46	22.17 [6]	105	.77 [7]	.66 [7]	1.08 [7]
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
6/30/2026[4,5]	38.11	.20	8.18	8.38	(.25 )	(5.22)	(5.47)	41.02	22.16 [6]	4,189	.77 [7]	.67 [7]	1.01 [7]
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
6/30/2026[4,5]	37.55	.15	8.04	8.19	(.23 )	(5.22)	(5.45)	40.29	21.99 [6]	1,530	1.02 [7]	.92 [7]	.78 [7]
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
SMALLCAP World Fund
Class 1:
6/30/2026[4,5]	$20.31	$.11	$3.11	$3.22	$(.27 )	$(3.02)	$(3.29)	$20.24	16.52%[6]	$194	.70%[7]	.65%[7]	1.02%[7]
12/31/2025	18.15	.16	2.50	2.66	(.10 )	(.40 )	(.50 )	20.31	14.89	784.70		.65	.84
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
6/30/2026[4,5]	19.99	.08	3.06	3.14	(.27 )	(3.02)	(3.29)	19.84	16.35 [6]	7	.95 [7]	.90 [7]	.82 [7]
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
6/30/2026[4,5]	19.04	.08	2.91	2.99	(.27 )	(3.02)	(3.29)	18.74	16.39 [6]	1,885	.95 [7]	.90 [7]	.81 [7]
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
6/30/2026[4,5]	18.97	.05	2.90	2.95	(.26 )	(3.02)	(3.28)	18.64	16.24 [6]	474	1.20 [7]	1.15 [7]	.56 [7]
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2026[4,5]	$141.06	$.23	$9.63	$9.86	$(.14 )	$(12.53)	$(12.67)	$138.25	6.89%[6]	$26,420	.34%[7]	.33%[7]
12/31/2025	127.47	.36	24.17	24.53	(.33 )	(10.61)	(10.94)	141.06	20.54	25,168.34		.27
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
6/30/2026[4,5]	139.18	.06	9.50	9.56	(.09 )	(12.53)	(12.62)	136.12	6.78 [6]	538	.59 [7]	.08 [7]
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
6/30/2026[4,5]	138.80	.05	9.48	9.53	(.08 )	(12.53)	(12.61)	135.72	6.78 [6]	21,861	.59 [7]	.08 [7]
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
6/30/2026[4,5]	142.60	.10	9.75	9.85	(.10 )	(12.53)	(12.63)	139.82	6.81 [6]	289	.52 [7]	.15 [7]
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
6/30/2026[4,5]	134.39	(.11 )	9.17	9.06	(.04 )	(12.53)	(12.57)	130.88	6.63 [6]	8,117	.84 [7]	(.17 )[7]
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
EUPAC Fund
Class 1:
6/30/2026[4,5]	$22.33	$.21	$3.17	$3.38	$(.55 )	$(1.77)	$(2.32)	$23.39	15.05%[6]	$3,169	.53%[7]	.51%[7]	1.83%[7]
12/31/2025	17.84	.35	4.47	4.82	(.33 )	—	(.33 )	22.33	27.04	3,364.53		.53	1.79
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		.52	1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		.53	1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		.54	1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		.55	1.57
Class 1A:
6/30/2026[4,5]	22.20	.19	3.15	3.34	(.55 )	(1.77)	(2.32)	23.22	14.92 [6]	21	.78 [7]	.75 [7]	1.65 [7]
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		.78	1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.77	.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		.79	1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		.80	1.39
Class 2:
6/30/2026[4,5]	22.22	.19	3.13	3.32	(.54 )	(1.77)	(2.31)	23.23	14.90 [6]	3,705	.78 [7]	.76 [7]	1.60 [7]
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		.78	1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		.77	1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		.79	1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		.80	1.35
Class 3:
6/30/2026[4,5]	22.41	.20	3.17	3.37	(.55 )	(1.77)	(2.32)	23.46	14.92 [6]	18	.71 [7]	.69 [7]	1.67 [7]
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		.71	1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		.70	1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		.72	1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		.73	1.41
Class 4:
6/30/2026[4,5]	21.83	.16	3.09	3.25	(.54 )	(1.77)	(2.31)	22.77	14.77 [6]	676	1.03 [7]	1.01 [7]	1.38 [7]
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2026[4,5]	$32.47	$.26	$5.16	$5.42	$(.20 )	$(2.47)	$(2.67)	$35.22	16.63%[6]	$2,305	.65%[7]	.58%[7]	1.50%[7]
12/31/2025	26.67	.49	6.93	7.42	(.41 )	(1.21)	(1.62)	32.47	28.60	2,103.65		.58	1.66
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
6/30/2026[4,5]	32.25	.22	5.12	5.34	(.19 )	(2.47)	(2.66)	34.93	16.49 [6]	48	.90 [7]	.83 [7]	1.32 [7]
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
6/30/2026[4,5]	32.03	.21	5.10	5.31	(.19 )	(2.47)	(2.66)	34.68	16.47 [6]	1,028	.90 [7]	.83 [7]	1.25 [7]
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
6/30/2026[4,5]	31.71	.17	5.03	5.20	(.17 )	(2.47)	(2.64)	34.27	16.34 [6]	1,124	1.15 [7]	1.08 [7]	1.01 [7]
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2026[4,5]	$18.18	$.15	$1.19	$1.34	$(.07 )	$(1.65)	$(1.72)	$17.80	7.47%[6]	$6,509	.41%[7]	.26%[7]	1.66%[7]
12/31/2025	16.86	.29	2.52	2.81	(.29 )	(1.20)	(1.49)	18.18	17.50	6,435.41		.26	1.66
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
6/30/2026[4,5]	18.09	.13	1.17	1.30	(.06 )	(1.65)	(1.71)	17.68	7.29 [6]	41	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
6/30/2026[4,5]	17.79	.13	1.16	1.29	(.06 )	(1.65)	(1.71)	17.37	7.36 [6]	3,202	.66 [7]	.51 [7]	1.41 [7]
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
6/30/2026[4,5]	17.55	.10	1.14	1.24	(.05 )	(1.65)	(1.70)	17.09	7.19 [6]	2,608	.91 [7]	.76 [7]	1.16 [7]
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2026[4,5]	$11.21	$.04	$1.51	$1.55	$—	$—	$—	$12.76	13.83%[6]	$90	.54%[7]	.54%[7]	.76%[7]
12/31/2025	9.71	.10	1.45	1.55	(.05 )	— [8]	(.05 )	11.21	15.95	88.59		.54	.87
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [11]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—	—	12.76	13.83 [6,12]	— [11]	.54 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [8]	(.04 )	11.21	15.93 [12]	— [11]	.68 [12]	.54 [12]	.74 [12]
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [11]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2026[4,5]	11.22	.02	1.49	1.51	—	—	—	12.73	13.46 [6]	21	1.08 [7]	1.08 [7]	.27 [7]
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [8]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[4,10]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2026[4,5]	$18.44	$.16	$2.67	$2.83	$(.13 )	$(1.72)	$(1.85)	$19.42	15.22%[6]	$632	.52%[7]	.42%[7]	1.63%[7]
12/31/2025	15.53	.29	3.51	3.80	(.28 )	(.61 )	(.89 )	18.44	25.16	622.52		.42	1.70
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
6/30/2026[4,5]	18.31	.13	2.65	2.78	(.12 )	(1.72)	(1.84)	19.25	15.07 [6]	13	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
6/30/2026[4,5]	18.38	.13	2.66	2.79	(.12 )	(1.72)	(1.84)	19.33	15.07 [6]	1,144	.77 [7]	.67 [7]	1.38 [7]
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
6/30/2026[4,5]	17.85	.11	2.58	2.69	(.11 )	(1.72)	(1.83)	18.71	14.97 [6]	417	1.02 [7]	.92 [7]	1.14 [7]
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	390

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2026[4,5]	$67.73	$.36	$7.03	$7.39	$(.28 )	$(5.03)	$(5.31)	$69.81	10.92%[6]	$27,023	.28%[7]	1.04%[7]
12/31/2025	69.59	.78	10.25	11.03	(.76 )	(12.13)	(12.89)	67.73	18.37	25,780.28		1.17
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
6/30/2026[4,5]	67.11	.30	6.94	7.24	(.27 )	(5.03)	(5.30)	69.05	10.79 [6]	204	.53 [7]	.87 [7]
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
6/30/2026[4,5]	66.28	.27	6.88	7.15	(.25 )	(5.03)	(5.28)	68.15	10.78 [6]	14,875	.53 [7]	.79 [7]
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
6/30/2026[4,5]	67.91	.30	7.06	7.36	(.26 )	(5.03)	(5.29)	69.98	10.83 [6]	165	.46 [7]	.86 [7]
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
6/30/2026[4,5]	64.77	.18	6.72	6.90	(.23 )	(5.03)	(5.26)	66.41	10.63 [6]	3,677	.78 [7]	.54 [7]
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

391	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2026[4,5]	$13.49	$.20	$1.48	$1.68	$(.10 )	$—	$(.10 )	$15.07	12.45%[6]	$34	.55%[7]	.55%[7]	2.84%[7]
12/31/2025	10.19	.33	3.31	3.64	(.34 )	—	(.34 )	13.49	35.83	35.57		.57	2.68
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
6/30/2026[4,5]	13.09	.18	1.43	1.61	(.09 )	—	(.09 )	14.61	12.32 [6]	9	.79 [7]	.79 [7]	2.54 [7]
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
6/30/2026[4,5]	13.10	.18	1.43	1.61	(.09 )	—	(.09 )	14.62	12.32 [6]	176	.80 [7]	.80 [7]	2.51 [7]
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
6/30/2026[4,5]	12.87	.16	1.40	1.56	(.09 )	—	(.09 )	14.34	12.12 [6]	234	1.05 [7]	1.05 [7]	2.33 [7]
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	392

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2026[4,5]	$14.49	$.25	$.92	$1.17	$(.17 )	$(.52 )	$(.69 )	$14.97	8.05%[6]	$890	.40%[7]	.27%[7]	3.30%[7]
12/31/2025	12.39	.45	2.09	2.54	(.44 )	—	(.44 )	14.49	20.69	841.40		.27	3.29
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	16	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15 )	(.52 )	(.67 )	14.95	7.85 [6]	25	.65 [7]	.52 [7]	3.06 [7]
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
6/30/2026[4,5]	14.46	.21	.91	1.12	(.13 )	(.52 )	(.65 )	14.93	7.73 [6]	839	.90 [7]	.77 [7]	2.81 [7]
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

393	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2026[4,5]	$27.51	$.29	$1.98	$2.27	$(.12 )	$(3.04)	$(3.16)	$26.62	8.29%[6]	$16,216	.30%[7]	2.08%[7]
12/31/2025	26.04	.59	3.39	3.98	(.60 )	(1.91)	(2.51)	27.51	16.16	15,919.30		2.24
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
6/30/2026[4,5]	27.31	.25	1.97	2.22	(.11 )	(3.04)	(3.15)	26.38	8.16 [6]	63	.55 [7]	1.84 [7]
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
6/30/2026[4,5]	27.05	.25	1.94	2.19	(.11 )	(3.04)	(3.15)	26.09	8.12 [6]	4,443	.55 [7]	1.83 [7]
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
6/30/2026[4,5]	27.55	.26	1.98	2.24	(.11 )	(3.04)	(3.15)	26.64	8.17 [6]	37	.48 [7]	1.90 [7]
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
6/30/2026[4,5]	26.77	.21	1.93	2.14	(.10 )	(3.04)	(3.14)	25.77	8.01 [6]	7,576	.80 [7]	1.58 [7]
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	394

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2026[4,5]	$14.41	$.19	$.70	$.89	$(.05 )	$(.87 )	$(.92 )	$14.38	6.12%[6]	$97	.51%[7]	.49%[7]	2.60%[7]
12/31/2025	12.96	.36	1.84	2.20	(.22 )	(.53 )	(.75 )	14.41	17.42	97.52		.51	2.63
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
6/30/2026[4,5]	14.31	.17	.69	.86	(.05 )	(.87 )	(.92 )	14.25	5.91 [6]	5	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
6/30/2026[4,5]	14.33	.17	.70	.87	(.05 )	(.87 )	(.92 )	14.28	5.97 [6]	148	.76 [7]	.74 [7]	2.35 [7]
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
6/30/2026[4,5]	14.06	.15	.67	.82	(.04 )	(.87 )	(.91 )	13.97	5.77 [6]	221	1.01 [7]	.99 [7]	2.12 [7]
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

395	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2026[4,5]	$9.52	$.21	$(.16 )	$.05	$(.07 )	$—	$(.07 )	$9.50	.55%[6]	$6,729	.39%[7]	.23%[7]	4.47%[7]
12/31/2025	9.27	.43	.25	.68	(.43 )	—	(.43 )	9.52	7.40	6,909.39		.24	4.54
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
6/30/2026[4,5]	9.45	.20	(.16 )	.04	(.07 )	—	(.07 )	9.42	.41 [6]	337	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
6/30/2026[4,5]	9.37	.20	(.16 )	.04	(.07 )	—	(.07 )	9.34	.41 [6]	2,615	.64 [7]	.48 [7]	4.22 [7]
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
6/30/2026[4,5]	9.31	.18	(.16 )	.02	(.06 )	—	(.06 )	9.27	.27 [6]	1,517	.89 [7]	.73 [7]	3.97 [7]
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	396

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2026[4,5]	$10.22	$.21	$(.30 )	$(.09 )	$(.10 )	$—	$(.10 )	$10.03	(.89 )%[6]	$298	.49%[7]	.49%[7]	4.14%[7]
12/31/2025	9.63	.41	.51	.92	(.33 )	—	(.33 )	10.22	9.55	611.48		.48	4.07
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
6/30/2026[4,5]	10.13	.20	(.31 )	(.11 )	(.10 )	—	(.10 )	9.92	(1.13)[6]	33	.74 [7]	.74 [7]	4.01 [7]
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
6/30/2026[4,5]	10.10	.20	(.30 )	(.10 )	(.10 )	—	(.10 )	9.90	(1.14)[6]	728	.74 [7]	.74 [7]	3.99 [7]
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
6/30/2026[4,5]	9.93	.18	(.30 )	(.12 )	(.09 )	—	(.09 )	9.72	(1.19)[6]	84	.99 [7]	.99 [7]	3.75 [7]
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

397	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2026[4,5]	$9.33	$.32	$(.11 )	$.21	$(.14 )	$—	$(.14 )	$9.40	2.32%[6]	$75	.46%[7]	.35%[7]	6.77%[7]
12/31/2025	9.19	.64	.13	.77	(.63 )	—	(.63 )	9.33	8.52	255.45		.33	6.81
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
6/30/2026[4,5]	9.27	.31	(.11 )	.20	(.14 )	—	(.14 )	9.33	2.33 [6]	13	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
6/30/2026[4,5]	9.08	.30	(.11 )	.19	(.13 )	—	(.13 )	9.14	2.24 [6]	517	.69 [7]	.59 [7]	6.58 [7]
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
6/30/2026[4,5]	9.39	.31	(.11 )	.20	(.13 )	—	(.13 )	9.46	2.28 [6]	7	.62 [7]	.52 [7]	6.64 [7]
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
6/30/2026[4,5]	10.27	.33	(.12 )	.21	(.13 )	—	(.13 )	10.35	2.14 [6]	282	.94 [7]	.84 [7]	6.33 [7]
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	398

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2026[4,5]	$9.46	$.21	$(.19 )	$.02	$(.08 )	$—	$(.08 )	$9.40	.27%[6]	$2	.36%[7]	.29%[7]	4.45%[7]
12/31/2025	9.08	.46	.34	.80	(.42 )	—	(.42 )	9.46	8.92	19.39		.32	4.84
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
6/30/2026[4,5]	9.32	.19	(.17 )	.02	(.09 )	—	(.09 )	9.25	.18 [6]	3	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
6/30/2026[4,5]	9.35	.19	(.17 )	.02	(.09 )	—	(.09 )	9.28	.18 [6]	39	.62 [7]	.54 [7]	4.18 [7]
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
6/30/2026[4,5]	9.21	.18	(.18 )	— [8]	(.08 )	—	(.08 )	9.13	.14 [6]	62	.87 [7]	.79 [7]	3.93 [7]
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

399	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2026[4,5]	$11.28	$.20	$(.01 )	$.19	$(.08 )	$—	$(.08 )	$11.39	1.66%[6]	$38	.30%[7]	3.48%[7]
12/31/2025	11.31	.46	.01	.47	(.50 )	—	(.50 )	11.28	4.15	36.31		4.01
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
6/30/2026[4,5]	11.28	.18	.01	.19	(.03 )	—	(.03 )	11.44	1.65 [6,12]	— [11]	.50 [7,12]	3.29 [7,12]
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [11]	.53	3.78
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [11]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [11]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [11]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [11]	.36	(.28 )
Class 2:
6/30/2026[4,5]	10.88	.18	(.01 )	.17	(.07 )	—	(.07 )	10.98	1.59 [6]	204	.55 [7]	3.22 [7]
12/31/2025	10.93	.42	— [8]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
6/30/2026[4,5]	11.03	.18	— [8]	.18	(.07 )	—	(.07 )	11.14	1.67 [6]	4	.48 [7]	3.29 [7]
12/31/2025	11.08	.43	— [8]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
6/30/2026[4,5]	10.96	.16	— [8]	.16	(.07 )	—	(.07 )	11.05	1.45 [6]	51	.80 [7]	2.97 [7]
12/31/2025	11.00	.39	— [8]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	400

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2026[4,5]	$9.90	$.21	$(.21 )	$— [8]	$(.08 )	$—	$(.08 )	$9.82	(.03 )%[6]	$268	.33%[7]	.25%[7]	4.26%[7]
12/31/2025	9.59	.43	.33	.76	(.45 )	—	(.45 )	9.90	8.01	261.33		.26	4.35
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
6/30/2026[4,5]	9.84	.20	(.22 )	(.02 )	(.07 )	—	(.07 )	9.75	(.17 )[6]	314	.58 [7]	.50 [7]	4.02 [7]
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
6/30/2026[4,5]	9.76	.19	(.21 )	(.02 )	(.07 )	—	(.07 )	9.67	(.18 )[6]	1,024	.58 [7]	.50 [7]	4.01 [7]
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
6/30/2026[4,5]	9.93	.20	(.21 )	(.01 )	(.07 )	—	(.07 )	9.85	(.06 )[6]	5	.51 [7]	.43 [7]	4.08 [7]
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
6/30/2026[4,5]	9.74	.18	(.21 )	(.03 )	(.07 )	—	(.07 )	9.64	(.31 )[6]	270	.83 [7]	.75 [7]	3.77 [7]
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

401	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2026[4,5]	$14.26	$.01	$.65	$.66	$(.06 )	$(.91 )	$(.97 )	$13.95	4.62%[6]	$14	.37%[7]	.37%[7]	.69%[7]	.11%[7]
12/31/2025	13.35	.06	1.67	1.73	(.25 )	(.57 )	(.82 )	14.26	13.63	14.38		.36	.67	.47
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
6/30/2026[4,5]	14.12	(.01 )	.64	.63	(.05 )	(.91 )	(.96 )	13.79	4.48 [6]	478	.63 [7]	.63 [7]	.95 [7]	(.14 )[7]
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk EUPAC Fund
Class P1:
6/30/2026[4,5]	$9.34	$.18	$.96	$1.14	$(.16 )	$—	$(.16 )	$10.32	12.18%[6]	$2	.43%[7]	.39%[7]	.87%[7]	3.68%[7]
12/31/2025	8.23	.14	1.10	1.24	(.13 )	—	(.13 )	9.34	15.33	2.41		.36	.83	1.58
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
6/30/2026[4,5]	9.29	.17	.95	1.12	(.13 )	—	(.13 )	10.28	12.04 [6]	109	.70 [7]	.66 [7]	1.14 [7]	3.41 [7]
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2026[4,5]	$12.77	$.03	$.62	$.65	$(.19 )	$—	$(.19 )	$13.23	5.11%[6]	$3	.37%[7]	.37%[7]	.63%[7]	.54%[7]
12/31/2025	11.76	.20	1.07	1.27	(.26 )	—	(.26 )	12.77	10.95	3.37		.36	.61	1.64
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
6/30/2026[4,5]	12.69	.02	.60	.62	(.18 )	—	(.18 )	13.13	4.94 [6]	301	.64 [7]	.64 [7]	.90 [7]	.26 [7]
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	402

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2026[4]	$15.01	$.05	$1.03	$1.08	$(.19 )	$(2.17)	$(2.36)	$13.73	7.21%[6]	$1,837	.36%[7]	.36%[7]	.63%[7]	.64%[7]
12/31/2025	14.35	.20	1.36	1.56	(.34 )	(.56 )	(.90 )	15.01	11.45	1,834.37		.36	.63	1.35
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
6/30/2026[4]	14.90	.03	1.04	1.07	(.19 )	(2.17)	(2.36)	13.61	7.15 [6]	250	.61 [7]	.61 [7]	.88 [7]	.38 [7]
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
6/30/2026[4,5]	$13.46	$.04	$.95	$.99	$(.23 )	$(1.07)	$(1.30)	$13.15	7.38%[6]	$13	.36%[7]	.36%[7]	.69%[7]	.61%[7]
12/31/2025	13.20	.26	1.22	1.48	(.39 )	(.83 )	(1.22)	13.46	12.01	13.38		.36	.65	1.96
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
6/30/2026[4,5]	13.00	.02	.92	.94	(.22 )	(1.07)	(1.29)	12.65	7.28 [6]	1,440	.61 [7]	.61 [7]	.94 [7]	.35 [7]
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

403	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Capital Income Builder	51%	72%	49%	59%	48%	60%
Asset Allocation Fund	42	72	43	54	42	45
American Funds Global Balanced Fund	27	57	55	43	111	36
The Bond Fund of America	112	159	102	129	77	87
Capital World Bond Fund	36	59	54	110	114	64
American Funds Mortgage Fund	21	65	52	85	56	38
U.S. Government Securities Fund	21	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2026[4,5,6,17]	Year ended December 31,
		2025[17]	2024	2023	2022	2021
Global Growth Fund	32%	45%	41%	29%	29%	18%
SMALLCAP World Fund	82	51	47	36	40	29
Growth Fund	19	27	23	23	29	25
EUPAC Fund	69	63	35	28	42	44
New World Fund	33	49	55	36	40	43
Washington Mutual Investors Fund	15	37	31	29	30	90
U.S. Small and Mid Cap Equity Fund	67	82	4 [4,6,10]
Capital World Growth and Income Fund	25	45	34	29	42	85
Growth-Income Fund	24	27	45	26	25	24
International Growth and Income Fund	36	48	39	38	48	41
Capital Income Builder	58	87	107	149	126	93
Asset Allocation Fund	51	115	129	159	118	124
American Funds Global Balanced Fund	37	86	141	103	126	39
The Bond Fund of America	155	247	398	545	415	456
Capital World Bond Fund	64	106	269	286	188	91
American High-Income Trust	25	39	45	40	34	56
American Funds Mortgage Fund	173	421	644	1053	1141	975
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Government Securities Fund	74	253	398	744	695	433
Managed Risk Growth Fund	13	32	14	39	97	32
Managed Risk EUPAC Fund	14	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	12	22	8	19	70	16
Managed Risk Growth-Income Fund	14	29	13	21	67	13
Managed Risk Asset Allocation Fund	10	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]	For the period 11/15/2024, commencement of operations, through 12/31/2024.
[11]	Amount less than $1 million.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	404

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

405	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The agreement was amended to add an additional advisory fee breakpoint for Growth Fund when its net assets exceed $55 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Insurance Series	406

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

407	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	408

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds (continued)

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to. those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

409	American Funds Insurance Series

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

177

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

178

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

179

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in December 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved changes to the existing investment subadvisory agreements with BlackRock Investment Management, LLC for the Equity Index Fund, Invesco Advisers, Inc. for the Global Fund and Main Street Equity Fund, T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Blue Chip Growth Fund, Equity Income Fund, and Mid Cap Growth Fund, and Wellington Management Company LLP (“Wellington Management”) for the Small Cap Growth Equity Fund, respectively (each, a “Fund” and such agreements, the “Amended Subadvisory Agreements”), intended to allow for the use of each subadviser’s name in the name of the applicable Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Amended Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.
Prior to the votes being taken to approve the Amended Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the Amended Subadvisory Agreements.
The Amended Subadvisory Agreements became effective on April 24, 2026.
Also at their meeting in December 2025, the Trustees, including the Independent Trustees, reviewed and approved the investment advisory agreement for the 80/20 Allocation Fund (the “New Fund”) with MML Advisers (the “New Advisory Agreement”) subject to approval by the sole shareholder of the New Fund of the New Advisory Agreement prior to the public offering of shares of the New Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Advisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.
In approving the New Advisory Agreement, the Independent Trustees considered the materials provided for the meeting and information discussed with representatives of MML Advisers at the meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the New Fund. In reviewing the New Advisory Agreement for the New Fund, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Fund, including information presented at the meeting or provided at previous meetings generally, which included among other things: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Fund; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the New Fund; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the New Fund and the needs of the New Fund for administrative and shareholder services.
The Independent Trustees also reviewed and considered information included in the meeting materials, or discussed at the meeting, concerning possible economies of scale and potential profitability to MML Advisers of its advisory relationship with the New Fund. The discussions and considerations included the intangible, so-called “fallout” benefits derived by MML Advisers and its affiliates from their relationships with the New Fund, such as any reputational value derived from serving as investment adviser to the New Fund.
Prior to the vote being taken to approve the New Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Advisory Agreement, including the anticipated level of MML Advisers’ oversight of the New Fund; (ii) MML Advisers’ projected level of profitability from its relationship to the New Fund was not excessive and the advisory fee amounts under the New Advisory Agreement and the New Fund’s total expenses are fair and reasonable; (iii) the investment process and expertise of MML Advisers appear well suited to the New Fund given its investment objective and policies; and (iv) the terms of the New Advisory Agreement are fair and reasonable with respect to the New Fund, and are in the best interests

180

of the New Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Advisory Agreement.
The New Advisory Agreement became effective on April 24, 2026.
At their meeting in March 2026, the Trustees, including the Independent Trustees, approved a new investment subadvisory agreement (the “New Subadvisory Agreement”) with J.P. Morgan Investment Management Inc. (“J.P. Morgan”) for the U.S. Research Enhanced Equity Fund and an amendment to the investment advisory agreement (the “March Amended Advisory Agreement”) with MML Advisers for the U.S. Research Enhanced Equity Fund intended to lower the fees payable under the agreement. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement and March Amended Advisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.
In reviewing the New Subadvisory Agreement, the Independent Trustees discussed and considered a wide range of information about, among other things: (i) J.P. Morgan and its personnel with responsibility for providing services to the U.S. Research Enhanced Equity Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of the services that J.P. Morgan will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of J.P. Morgan’s investment strategy; and (v) the fees payable to J.P. Morgan by MML Advisers and the effect of such fees on the profitability of MML Advisers.
In reviewing the March Amended Advisory Agreement, the Independent Trustees discussed the fees payable to MML Advisers by the U.S. Research Enhanced Equity Fund under the March Amended Advisory Agreement and the effect of such fees on the profitability of MML Advisers.
Prior to the votes being taken to approve the New Subadvisory Agreement and March Amended Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded, with respect to the New Subadvisory Agreement, that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement, including the anticipated level of MML Advisers’ oversight of the subadvisory process; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreement is not excessive and the subadvisory fee amount under the New Subadvisory Agreement is fair and reasonable; (iii) the investment process and expertise of J.P. Morgan appear well-suited to the U.S. Research Enhanced Equity Fund given its investment objective and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable and are in the best interests of the U.S. Research Enhanced Equity Fund’s shareholders. With respect to the March Amended Advisory Agreement, the Trustees concluded that the advisory fee amounts under the March Amended Advisory Agreement were fair and reasonable, and that MML Advisers’ projected levels of profitability due to the March Amended Advisory Agreement were not excessive. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement and March Amended Advisory Agreement.
The New Subadvisory Agreement and March Amended Advisory Agreement each became effective on April 24, 2026.
Also at their meeting in March 2026, the Trustees, including the Independent Trustees, reviewed and approved changes to the existing investment subadvisory agreement with T. Rowe Price for the Mid Cap Growth Fund (the “Amended TRP Subadvisory Agreement”) intended to lower the fees payable under the agreement. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Amended TRP Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.
In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price by MML Advisers under the Amended TRP Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that the subadvisory fee amounts under the Amended TRP Subadvisory Agreement were fair and reasonable, and that MML Advisers’ projected levels of profitability due to the Amended TRP Subadvisory Agreement were not excessive.
Prior to the vote being taken to approve the Amended TRP Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

181

Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the Amended TRP Subadvisory Agreement.
The Amended TRP Subadvisory Agreement became retroactively effective on September 1, 2025.
At their meetings in May and June 2026, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, considered and re-approved the existing investment advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Focused Equity Fund, Foreign Fund, Income & Growth Fund, Small/Mid Cap Value Fund, Sustainable Equity Fund, Aggressive Allocation Fund, Mid Cap Value Fund, Small Company Value Fund, 65/35 Allocation Fund, Growth Fund, Balanced Allocation Fund, Equity Index Fund, Conservative Allocation Fund, Core Plus Bond Fund, Growth Allocation Fund, Global Fund, Main Street Equity Fund, U.S. Research Enhanced Equity Fund, Large Cap Growth Fund, International Equity Fund, Moderate Allocation Fund, Blue Chip Growth Fund, Equity Income Fund, Mid Cap Growth Fund, and Small Cap Growth Equity Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2025, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the Core Plus Bond Fund, Income & Growth Fund, U.S. Research Enhanced Equity Fund, Focused Equity Fund, Equity Index Fund, Sustainable Equity Fund, Growth Fund, Large Cap Growth Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, Small Company Value Fund, Global Fund, Growth Allocation Fund, and Aggressive Allocation Fund had total net expense ratios at or below the medians or the 75th percentile of their peer groups.
Of those Funds, all had net advisory fees at or below the medians or the 75th percentile of their peer groups, except the U.S. Research Enhanced Equity Fund, Blue Chip Growth Fund, and Focused Equity Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for the U.S. Research Enhanced Equity Fund and Blue Chip Growth Fund require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fees above the rates that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and MML Series Investment Fund II. The Committee considered MML Advisers’ statement that, if the net advisory fees for the U.S. Research Enhanced Equity Fund and Blue Chip Growth Fund were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee might be expected to be equal to or less than the applicable peer group median.

182

As to the Focused Equity Fund, the Committee considered MML Advisers’ statement that, although the Fund’s net advisory fee is at the 83rd percentile relative to its peer group, it considered the fee acceptable because it is within ten basis points of the peer group median and in light of the Fund’s third-quartile total net expense ratio.
The Committee considered that the Main Street Equity Fund, International Equity Fund, Conservative Allocation Fund, Balanced Allocation Fund, and Moderate Allocation Fund had total net expense ratios above the 75th percentile of their peer groups, but had net advisory fees below the 75th percentile of their peer groups.
The Committee considered that certain Funds had total net expense ratios and net advisory fees above the 75th percentile of their peer groups.
In the case of the Mid Cap Value Fund, the Committee considered MML Advisers’ statement that, if the net advisory fee for the Fund was reduced by the portion of the fee attributable to administrative services (which include shareholder services), the net advisory fee paid by the Fund would be less than the applicable peer group median. The Committee also considered that the Fund’s total net expense ratio is within six basis points of the Fund’s peer group median.
As to the Foreign Fund, the Committee considered that the Fund’s total net expense ratio and net advisory fee were each at the 89th percentile. The Committee considered MML Advisers’ statement that, if the net advisory fee for the Fund were reduced by the portion of the fee attributable to administrative services, the net advisory fee would have been significantly lower and would be within one basis point of the Fund’s peer group median. The Committee also considered MML Advisers’ statement that the Fund’s total net expense ratio is within seven basis points of the peer group median.
As to the Equity Income Fund, the Committee considered that the Fund’s total net expense ratio and net advisory fee were at the 78th and 99th percentiles, respectively. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Fund were reduced by the portion of the fees attributable to administrative services, the net advisory fee would have been significantly lower and would be within two basis points of the Fund’s peer group median. The Committee considered MML Advisers’ statement that the Fund’s total net expense ratio is within seven basis points of the peer group median. The Committee also considered MML Advisers’ statement that the Fund’s peer group consists largely of sub-scale funds that typically maintain significant fee waivers, materially reducing net advisory fees across the peer group.
As to the Small Cap Growth Equity Fund, the Committee considered that the Fund’s total net expense ratio and net advisory fee were each at the 99th percentile. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Fund were reduced by the portion of the fees attributable to administrative services, the net advisory fee would have been significantly lower and would be within seven basis points of the peer group median. The Committee also considered that the Board had recently approved the replacement of the Fund’s advisory fee waiver with an expense cap, reducing the Fund’s total net expense ratio by three basis points. The Committee also considered MML Advisers’ statement that MML Advisers considered the fee acceptable in light of the strong results that MML Advisers believes the Fund’s subadviser can provide, and the limited universe of appropriate subadvisers for the Fund’s strategy. The Committee also considered that MML Advisers was negotiating a fee reduction with the Fund’s subadviser and that MML Advisers expected to present a formal fee proposal at the June Board meeting.
As to the 65/35 Allocation Fund, the Committee considered that the Fund’s total net expense ratio and net advisory fee were at the 99th and 78th percentiles, respectively. The Committee considered MML Advisers’ statement that the fee and expense comparison reflects structural and peer-compatibility differences, as the Fund invests exclusively in actively managed underlying strategies, while many peers include lower cost index fund exposure and often benefit from a larger scale.
The Committee also determined that the absolute differences between these Funds’ total net expense ratios and their peer group medians were not otherwise so high as to prevent the approval of their investment advisory agreements. The Committee determined that the foregoing Funds’ net advisory fees did not appear unreasonable in light of the information presented.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that the Income & Growth Fund, Equity Income Fund, Equity Index Fund, Main Street Equity Fund, Growth Fund, Large Cap Growth Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, Small/Mid Cap Value Fund, Small Cap Growth Equity Fund, Balanced Allocation Fund, and 65/35 Allocation Fund achieved three-year investment performance at or above the medians or the 75th percentile of their performance categories. In addition, the Committee considered that the Mid Cap Value Fund and Global Fund performed in the bottom quartile of their performance categories for the three-year period, but performed above the medians of their performance categories for the one-year period.
As to the Core Plus Bond Fund, the Committee considered that the Fund had performed at the 59th and 90th percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted that, effective November 2025, FIAM LLC (“FIAM”) replaced Metropolitan West Asset Management, LLC (“MetWest”). The Committee considered MML Advisers’ statement that the Fund’s underperformance was largely attributable to sector allocation during the period in which

183

MetWest was subadviser to the Fund. The Committee noted that the Fund’s performance had improved under FIAM, and the Fund ranked within the top half of its performance category year-to-date as of May 1, 2026.
As to the U.S. Research Enhanced Equity Fund, the Committee considered that the Fund had performed at the 94th and 93rd percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted MML Advisers’ statement that, effective April 2026, MML Advisers implemented a subadviser and strategy change for the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan”) replaced Gateway Investment Advisers, LLC (“Gateway”) as subadviser. The Committee considered MML Advisers’ statement that the Fund’s performance rankings compare the performance of the former Gateway strategy against the expected category for the new J.P. Morgan strategy. The Committee also considered MML Advisers’ statement that it has conviction in J.P. Morgan as subadviser to the Fund.
As to the Focused Equity Fund, the Committee considered that the Fund had performed at the 96th and 98th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s lower risk profile historically outperforms during periods of higher market volatility and market selloffs. The Committee noted MML Advisers’ statement that the Fund’s strategy centers on holding stocks that consistently grow their dividends, and such stocks were out of favor during the trailing three-year period, during which investors favored higher momentum stocks.
As to the Sustainable Equity Fund, the Committee considered that the Fund had performed at the 91st and 76th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that stock selection was a detractor from performance and that sector allocation also detracted modestly from relative returns. The Committee noted MML Advisers’ statement that the Fund had performed within 0.48% of its performance category median for the trailing ten-year period and that the Fund ranked in the top half of its category in five of the last ten calendar years.
As to the Small Company Value Fund, the Committee considered that the Fund had performed at the 99th and 97th percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted that the Fund’s strong performance in 2023 was offset by underperformance in 2024 and 2025, resulting in underperformance for the three-year period. The Committee considered MML Advisers’ statement that despite the Fund’s more recent underperformance, the Fund had stronger performance for the ten-year period, trailing the category median by one basis point; outperformed the category median in six of the last ten calendar years; and outperformed the relevant index in five of the last ten calendar years.
As to the Foreign Fund, the Committee considered that the Fund had performed at the 88th and 83rd percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that sector allocation detracted from the Fund’s three-year performance. The Committee also noted MML Advisers’ statement that the Fund performed within 39 basis points of the MSCI EAFE Index for the trailing three-year period and outperformed the MSCI EAFE Index for the trailing one- and five-year periods.
As to the International Equity Fund, the Committee considered that the Fund had performed at the 74th and 83rd percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted that, although the Fund had performed in the fourth quartile for the trailing three- and ten-year periods, the Fund’s performance ranked in the third quartile relative to its category for the trailing one- and five-year periods. The Committee also noted that, effective November 2025, Harris Associates L.P. was removed as a subadviser to the Fund, leaving Massachusetts Financial Services Company as the Fund’s sole subadviser.
As to the MML VIP Allocation Funds, the Committee considered that the Conservative Allocation Fund had performed at the 78th and 81st percentiles of its performance category for the one- and three-year periods, respectively; the Moderate Allocation Fund had performed at the 77th and 83rd percentiles of its performance category for the one- and three-year periods, respectively; the Growth Allocation Fund had performed at the 76th and 80th percentiles of its performance category for the one- and three-year periods, respectively; and the Aggressive Allocation Fund had performed at the 83rd and 87th percentiles of its performance category for the one- and three-year periods, respectively. The Committee noted MML Advisers’ statement that these Funds underperformed for the trailing three-year period largely due to performance of underlying subadvised funds and portfolio positioning. The Committee considered that MML Advisers implemented various actions, including subadviser changes, portfolio reallocations within key asset classes, and refinements to the underlying fund lineup, in order to improve the Fund’s performance.
The Committee determined on the basis of these and other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and

184

(ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the investment advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.
Also at their meeting in June 2026, the Trustees, including the Independent Trustees, reviewed and approved changes to the existing investment subadvisory agreement with Wellington Management for the Small Cap Growth Equity Fund (the “Amended Wellington Subadvisory Agreement”) and an amendment to the investment advisory agreement (the “June Amended Advisory Agreement”) with MML Advisers for the Small Cap Growth Equity Fund intended to lower the fees payable under the agreements. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.
In arriving at their decision, the Trustees discussed the fees payable to Wellington Management by MML Advisers and to MML Advisers by the Small Cap Growth Equity Fund under the Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement, respectively, and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that the subadvisory and advisory fee amounts under the Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement, respectively, were fair and reasonable, and that MML Advisers’ projected levels of profitability due to the Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement were not excessive.
Prior to the votes being taken to approve the Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement.
The Amended Wellington Subadvisory Agreement and June Amended Advisory Agreement became effective on July 1, 2026.

185

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2, under the 1940 Act (17 CFR 270.30a-2), and, as applicable, Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/24/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/24/2026

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/24/2026